UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-03213
NATIONWIDE VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

1200 RIVER ROAD, SUITE 1000, CONSHOHOCKEN PENNSYLVANIA	19428
(Address of principal executive offices)	(Zip code)
ERIC E. MILLER, Esq.
1200 River Road
SUITE 1000
Conshohocken, Pennsylvania 19428
(Name and address of agent for service)
Registrant’s telephone number, including area code: (484) 530-1300
Date of fiscal year end: 12/31/2008
Date of reporting period: 03/31/2008
          Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
          A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Schedule of Investments.
          File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Statement of Investments
March 31, 2008 (Unaudited)
NVIT Nationwide Fund

	Shares	Value
Common Stocks (99.2%)
Aerospace & Defense (3.0%)
Boeing Co. (The)	128,300	$9,541,671
Goodrich Corp.	45,100	2,593,701
L-3 Communications Holdings, Inc.	80,000	8,747,200
Northrop Grumman Corp.	168,812	13,135,262
Precision Castparts Corp.	25,100	2,562,208
Raytheon Co.	115,220	7,444,364
Rockwell Collins, Inc.	87,300	4,989,195

		49,013,601

Auto Components (0.8%)
BorgWarner, Inc.	93,310	4,015,129
Goodyear Tire & Rubber Co. (The)*	177,500	4,579,500
Johnson Controls, Inc.	153,600	5,191,680

		13,786,309

Beverages (2.5%)
Coca-Cola Co. (The)	326,310	19,862,490
Coca-Cola Enterprises, Inc.	191,200	4,627,040
Constellation Brands, Inc., Class A*	446,150	7,883,470
Molson Coors Brewing Co., Class B	178,370	9,376,911

		41,749,911

Biotechnology (0.7%)
Amgen, Inc.*	104,400	4,361,832
Gilead Sciences, Inc.*	151,900	7,827,407

		12,189,239

Building Products (0.2%)
Masco Corp.	177,100	3,511,893

Capital Markets (5.3%)
Bank of New York Mellon Corp.	857,100	35,766,783
BlackRock, Inc.(a)	20,900	4,267,362
FCStone Group, Inc.*	18,818	521,259
GFI Group, Inc.	23,270	1,333,371
Goldman Sachs Group, Inc. (The)	35,800	5,920,962
Invesco Ltd.	288,800	7,035,168
KBW, Inc.*(a)	46,310	1,021,135
Lehman Brothers Holdings, Inc.	130,000	4,893,200
Morgan Stanley	120,600	5,511,420
Northern Trust Corp.	73,400	4,878,898
State Street Corp.	76,400	6,035,600
T. Rowe Price Group, Inc.	165,900	8,295,000
TD Ameritrade Holding Corp.*	182,530	3,013,570

		88,493,728

Chemicals (2.3%)
Bunge Ltd.(a)	180,200	15,655,776
Dow Chemical Co. (The)	145,000	5,343,250
Monsanto Co.	57,900	6,455,850
Mosaic Co. (The)*	33,700	3,457,620
PPG Industries, Inc.	90,700	5,488,257
Valspar Corp.	54,570	1,082,669

		37,483,422

Commercial Banks (2.2%)
Comerica, Inc.	255,600	8,966,448
Huntington Bancshares, Inc.	360,800	3,878,600
Lloyds TSB Group PLC ADR — GB	172,804	6,203,663
Marshall & Ilsley Corp.	125,200	2,904,640
National Bank of Greece S.A. ADR — GR	42,000	443,520
National City Corp.	55,000	547,250
Regions Financial Corp.	162,100	3,201,475
SunTrust Banks, Inc.	93,200	5,139,048
TCF Financial Corp.	62,200	1,114,624
U.S. Bancorp	94,830	3,068,699
Zions Bancorp.	42,000	1,913,100

		37,381,067

Commercial Services & Supplies (0.1%)
Allied Waste Industries, Inc.*	200,100	2,163,081

Communications Equipment (4.4%)
Cisco Systems, Inc.*	577,677	13,916,239
Nokia OYJ ADR — FI	374,870	11,932,112
QUALCOMM, Inc.	135,850	5,569,850
Research In Motion Ltd.*	367,900	41,289,417

		72,707,618

Computers & Peripherals (3.6%)
Apple, Inc.*	66,600	9,557,100
Hewlett-Packard Co.	511,700	23,364,222
International Business Machines Corp.	203,094	23,384,243
Sun Microsystems, Inc.*	234,800	3,646,444

		59,952,009

Construction & Engineering (0.7%)
Chicago Bridge & Iron Co. NV	18,802	737,790
Jacobs Engineering Group, Inc.*	68,200	5,018,838
KBR, Inc.	57,920	1,606,122
Shaw Group, Inc. (The)*	78,400	3,695,776

		11,058,526

Consumer Finance (1.6%)
Capital One Financial Corp.	41,000	2,018,020
Visa, Inc., Class A*	391,830	24,434,519

		26,452,539

Containers & Packaging (0.7%)
Owens-Illinois, Inc.*	24,400	1,376,892
Pactiv Corp.*	421,900	11,057,999

		12,434,891

Diversified Financial Services (3.7%)
Bank of America Corp.	282,935	10,726,066
Citigroup, Inc.	737,313	15,793,244
CME Group, Inc.	6,577	3,085,271
JPMorgan Chase & Co.	345,143	14,823,892
NYSE Euronext	287,020	17,712,004

		62,140,477

Diversified Telecommunication Services (4.2%)
AT&T, Inc.	1,362,739	52,192,904
CenturyTel, Inc.	193,850	6,443,574
Embarq Corp.	54,100	2,169,410
Verizon Communications, Inc.	224,600	8,186,670

		68,992,558

Electric Utilities (0.9%)
Northeast Utilities	239,700	5,882,238
Progress Energy, Inc.	35,370	1,474,929
Sierra Pacific Resources	287,800	3,634,914
Southern Co.	112,730	4,014,315

		15,006,396

Electrical Equipment (0.3%)(a)
Sunpower Corp., Class A*	70,987	5,289,241

Electronic Equipment & Instruments (0.9%)
Arrow Electronics, Inc.*	1,400	47,110
Avnet, Inc.*	257,590	8,430,921
Dolby Laboratories, Inc., Class A*	30,450	1,104,117
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Nationwide Fund

	Shares	Value
Common Stocks (continued)
Electronic Equipment & Instruments (continued)
Tyco Electronics Ltd.	138,600	$4,756,752

		14,338,900

Energy Equipment & Services (1.1%)
Baker Hughes, Inc.	82,600	5,658,100
Schlumberger Ltd.	100,600	8,752,200
SEACOR Holdings, Inc.*	37,800	3,226,608

		17,636,908

Food & Staples Retailing (4.3%)
CVS Caremark Corp.	434,300	17,593,493
Kroger Co. (The)	768,224	19,512,890
Safeway, Inc.	671,000	19,693,850
Wal-Mart Stores, Inc.	273,000	14,381,640

		71,181,873

Food Products (1.2%)
Archer-Daniels-Midland Co.	254,700	10,483,452
ConAgra Foods, Inc.	145,200	3,477,540
Unilever PLC ADR — GB	153,130	5,163,544

		19,124,536

Health Care Equipment & Supplies (0.6%)
Baxter International, Inc.	94,020	5,436,236
Boston Scientific Corp.*	125,100	1,610,037
Varian Medical Systems, Inc.*	48,300	2,262,372

		9,308,645

Health Care Providers & Services (1.4%)
Aetna, Inc.	119,250	5,019,233
McKesson Corp.	181,700	9,515,629
Medco Health Solutions, Inc.*	105,100	4,602,329
UnitedHealth Group, Inc.	100,650	3,458,334
WellPoint, Inc.*	30,100	1,328,313

		23,923,838

Health Care Technology (0.1%)
IMS Health, Inc.	78,500	1,649,285

Hotels, Restaurants & Leisure (1.9%)
Brinker International, Inc.	170,900	3,170,195
Burger King Holdings, Inc.	61,195	1,692,654
Carnival Corp.	64,800	2,623,104
McDonald’s Corp.	300,100	16,736,577
Royal Caribbean Cruises Ltd.(a)	185,990	6,119,071
Sonic Corp.*	70,000	1,542,800

		31,884,401

Household Durables (0.9%)
D.R. Horton, Inc.	120,000	1,890,000
KB HOME	96,000	2,374,080
Lennar Corp., Class A(a)	352,050	6,622,061
Mohawk Industries, Inc.*(a)	42,000	3,007,620
Pulte Homes, Inc.	90,300	1,313,865

		15,207,626

Household Products (2.0%)
Colgate-Palmolive Co.	42,110	3,280,790
Procter & Gamble Co. (The)	426,990	29,919,189

		33,199,979

Independent Power Producers & Energy Traders (0.4%)
Mirant Corp.*	181,600	6,608,424

Industrial Conglomerate (1.1%)
General Electric Co.	510,515	18,894,160

Insurance (2.0%)
ACE Ltd.	105,600	5,814,336
American International Group, Inc.	180,500	7,806,625
Chubb Corp.	157,900	7,812,892
MetLife, Inc.	66,244	3,991,864
Prudential Financial, Inc.	75,565	5,912,961
Travelers Cos., Inc. (The)	47,900	2,292,015

		33,630,693

Internet & Catalog Retail (0.2%)
Expedia, Inc.*	150,700	3,298,823

Internet Software & Services (0.4%)
Google, Inc., Class A*	14,050	6,188,604

IT Services (0.1%)
VeriFone Holdings, Inc.*	121,530	1,928,681

Life Sciences Tools & Services (1.7%)
Charles River Laboratories International, Inc.*	71,200	4,196,528
PerkinElmer, Inc.	69,700	1,690,225
Thermo Fisher Scientific, Inc.*	303,670	17,260,603
Waters Corp.*	99,232	5,527,222

		28,674,578

Machinery (3.7%)
AGCO Corp.*	70,800	4,239,504
CNH Global NV	76,790	3,995,384
Deere & Co.	288,090	23,173,960
Eaton Corp.	107,900	8,596,393
ITT Corp.	54,700	2,834,007
Joy Global, Inc.	59,100	3,850,956
Kennametal, Inc.	129,200	3,802,356
Manitowoc Co., Inc. (The)	90,900	3,708,720
PACCAR, Inc.	39,600	1,782,000
Parker Hannifin Corp.	71,575	4,958,000

		60,941,280

Marine (0.1%)(a)
Omega Navigation Enterprises, Inc., Class A	71,400	1,069,572

Media (1.6%)
Comcast Corp., Class A	185,700	3,591,438
Discovery Holding Co., Class A*	40,000	848,800
News Corp., Class A	328,100	6,151,875
Time Warner, Inc.	192,266	2,695,569
Viacom, Inc., Class B*	1	40
Walt Disney Co. (The)	410,400	12,878,352

		26,166,074

Metals & Mining (2.0%)
Barrick Gold Corp.	213,800	9,289,610
Coeur d’Alene Mines Corp.*(a)	232,960	941,158
Freeport-McMoRan Copper & Gold, Inc.	130,100	12,518,222
Nucor Corp.	91,300	6,184,662
Southern Copper Co.(a)	2,143	222,508
United States Steel Corp.	22,300	2,829,201
Worthington Industries, Inc.	100,000	1,687,000

		33,672,361

Multi-Utilities (0.9%)
Consolidated Edison, Inc.	146,100	5,800,170
Public Service Enterprise Group, Inc.	129,900	5,220,681
SCANA Corp.	44,840	1,640,247
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Nationwide Fund

	Shares	Value
Common Stocks (continued)
Multi-Utilities (continued)
Xcel Energy, Inc.	127,000	$2,533,650

		15,194,748

Multiline Retail (1.5%)
Family Dollar Stores, Inc.	188,500	3,675,750
J.C. Penney Co., Inc.	172,600	6,508,746
Macy’s, Inc.	379,500	8,751,270
Nordstrom, Inc.	140,000	4,564,000
Target Corp.	42,933	2,175,844

		25,675,610

Office Electronics (0.3%)
Xerox Corp.	298,400	4,467,048

Oil, Gas & Consumable Fuels (13.1%)
Apache Corp.	11,500	1,389,430
Canadian Natural Resources Ltd.	80,200	5,474,452
Chesapeake Energy Corp.	169,200	7,808,580
Chevron Corp.	200,544	17,118,436
ConocoPhillips	143,414	10,929,581
Devon Energy Corp.	146,100	15,242,613
Exxon Mobil Corp.	751,543	63,565,507
Hess Corp.	35,000	3,086,300
Marathon Oil Corp.	265,210	12,093,576
Mariner Energy, Inc.*	30,000	810,300
Nexen, Inc.	25,500	755,055
Noble Energy, Inc.	36,000	2,620,800
Occidental Petroleum Corp.	658,703	48,197,298
Southwestern Energy Co.*	97,000	3,267,930
Sunoco, Inc.	99,400	5,215,518
Tesoro Corp.	183,300	5,499,000
Valero Energy Corp.	57,700	2,833,647
Williams Cos., Inc. (The)	221,620	7,309,028
XTO Energy, Inc.	67,000	4,144,620

		217,361,671

Paper & Forest Products (0.4%)
MeadWestvaco Corp.	221,300	6,023,786

Pharmaceuticals (5.5%)
Allergan, Inc.	57,600	3,248,064
Bristol-Myers Squibb Co.	428,100	9,118,530
Eli Lilly & Co.	74,950	3,866,670
Johnson & Johnson	374,800	24,313,276
Merck & Co., Inc.	421,000	15,976,950
Pfizer, Inc.	1,315,790	27,539,485
Schering-Plough Corp.	239,800	3,455,518
Teva Pharmaceutical Industries Ltd. ADR - IL	65,000	3,002,350

		90,520,843

Real Estate Investment Trusts (REITs) (0.5%)
Ashford Hospitality Trust, Inc.	431,800	2,452,624
Host Hotels & Resorts, Inc.	261,900	4,169,448
Lexington Realty Trust	120,000	1,729,200

		8,351,272

Road & Rail (3.3%)
Burlington Northern Santa Fe Corp.	109,000	10,051,980
Canadian National Railway Co.	57,140	2,761,005
Celadon Group, Inc.*	104,934	1,015,761
Hertz Global Holdings, Inc.*	386,460	4,660,708
Norfolk Southern Corp.	187,600	10,190,432
Union Pacific Corp.	214,400	26,881,472

		55,561,358

Semiconductors & Semiconductor Equipment (1.9%)
Applied Materials, Inc.	417,800	8,151,278
Intel Corp.	1,135,800	24,056,244

		32,207,522

Software (3.2%)
Microsoft Corp.	1,194,667	33,904,649
Oracle Corp.*	968,760	18,948,946

		52,853,595

Specialty Retail (2.1%)
Abercrombie & Fitch Co., Class A	147,000	10,751,580
Guess?, Inc.	148,800	6,021,936
Home Depot, Inc. (The)	82,000	2,293,540
Office Depot, Inc.*	417,500	4,613,375
PetSmart, Inc.	159,900	3,268,356
TJX Cos., Inc.	220,330	7,286,313

		34,235,100

Textiles, Apparel & Luxury Goods (0.9%)
Liz Claiborne, Inc.	175,368	3,182,929
Nike, Inc., Class B	74,500	5,066,000
V.F. Corp.	76,320	5,915,563

		14,164,492

Trading Companies & Distributors (0.4%)
GATX Corp.	101,100	3,949,977
United Rentals, Inc.*	138,500	2,609,340

		6,559,317

Wireless Telecommunication Services (0.3%)
Vodafone Group PLC ADR — GB	179,089	5,284,916

Total Common Stocks		1,646,797,025

	Shares or
	Principal
	Amount	Value
Repurchase Agreements (1.8%)
CS First Boston, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $18,385,677, collateralized by U.S. Government Agency Mortgages with a market value of $18,752,036	$18,384,349	18,384,349
Nomura Securities, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $11,525,358, collateralized by U.S. Government Agency Mortgages with a market value of $11,755,016	11,524,526	11,524,526

Total Repurchase Agreements		29,908,875

Securities Purchased With Collateral For Securities On Loan (1.9%)
Repurchase Agreement (1.9%)
Barclays Capital, 2.50%, dated 03/31/08, due 04/01/08, repurchase price $32,379,841, collateralized by U.S. Government Agency Mortgages with a market value of $33,025,144	32,377,593	32,377,593

Total Securities Purchased With Collateral For Securities On Loan		32,377,593

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Nationwide Fund

	Shares or
	Principal
	Amount	Value
Total Investments
(Cost $1,752,945,529) (b) — 102.9%		1,709,083,493

Liabilities in excess of other assets — (2.9)%		(48,893,808)

NET ASSETS — 100.0%		$1,660,189,685

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of March 31, 2008.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

FI	Finland

GB	United Kingdom

GR	Greece

IL	Israel
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
Nationwide NVIT Growth Fund

	Shares	Value
Common Stocks (99.6%)
Aerospace & Defense (4.3%)
Boeing Co. (The)	9,700	$721,389
Honeywell International, Inc.	26,900	1,517,698
Precision Castparts Corp.	12,110	1,236,189
Raytheon Co.	27,550	1,780,005
Rockwell Collins, Inc.	27,510	1,572,197
United Technologies Corp.	8,070	555,377

		7,382,855

Auto Components (0.9%)
Autoliv, Inc.	7,300	366,460
BorgWarner, Inc.	29,000	1,247,870

		1,614,330

Beverages (2.9%)
Coca-Cola Co. (The)	28,010	1,704,969
PepsiCo, Inc.	43,910	3,170,302

		4,875,271

Biotechnology (3.7%)
Amgen, Inc.*	16,460	687,699
Genentech, Inc.*	22,100	1,794,078
Gilead Sciences, Inc.*	51,490	2,653,280
United Therapeutics Corp.*	12,860	1,114,962

		6,250,019

Capital Markets (3.5%)
Bank of New York Mellon Corp.	22,100	922,233
Charles Schwab Corp. (The)	35,000	659,050
Goldman Sachs Group, Inc. (The)	6,220	1,028,726
Invesco Ltd.	75,700	1,844,052
Investment Technology Group, Inc.*	7,050	325,569
Morgan Stanley	10,700	488,990
State Street Corp.	8,740	690,460

		5,959,080

Chemicals (1.9%)
Celanese Corp., Series A	22,600	882,530
Monsanto Co.	20,836	2,323,214

		3,205,744

Communications Equipment (8.5%)
Cisco Systems, Inc.*	248,530	5,987,088
Corning, Inc.	12,090	290,643
Juniper Networks, Inc.*	65,200	1,630,000
Nokia OYJ ADR — FI	48,900	1,556,487
QUALCOMM, Inc.	89,310	3,661,710
Research In Motion Ltd.*	12,400	1,391,652

		14,517,580

Computers & Peripherals (6.2%)
Apple, Inc.*	26,210	3,761,135
Hewlett-Packard Co.	90,640	4,138,622
International Business Machines Corp.	10,200	1,174,428
NetApp, Inc.*	58,120	1,165,306
Seagate Technology	13,850	290,019

		10,529,510

Consumer Finance (1.1%)
American Express Co.	16,600	725,752
Visa, Inc., Class A*	18,310	1,141,812

		1,867,564

Diversified Financial Services (2.3%)
CME Group, Inc.	1,535	720,069
Intercontinental Exchange, Inc.*	15,550	2,029,275
JPMorgan Chase & Co.	23,080	991,286
NYSE Euronext	4,000	246,840

		3,987,470

Electrical Equipment (1.5%)
Ametek, Inc.	40,875	1,794,821
Cooper Industries Ltd., Class A	20,380	818,257

		2,613,078

Energy Equipment & Services (4.7%)
BJ Services Co.	31,100	886,661
Halliburton Co.	10,540	414,538
Nabors Industries Ltd.*	12,000	405,240
Schlumberger Ltd.	31,500	2,740,500
Transocean, Inc.*	18,025	2,436,980
Unit Corp.*	8,300	470,195
Weatherford International Ltd.*	8,290	600,777

		7,954,891

Food & Staples Retailing (4.3%)
Costco Wholesale Corp.	5,550	360,583
CVS Caremark Corp.	72,869	2,951,923
Kroger Co. (The)	22,300	566,420
Wal-Mart Stores, Inc.	64,860	3,416,825

		7,295,751

Health Care Equipment & Supplies (5.0%)
Baxter International, Inc.	43,660	2,524,421
Becton, Dickinson & Co.	17,450	1,498,083
Hologic, Inc.*	15,850	881,260
Hospira, Inc.*	13,300	568,841
St. Jude Medical, Inc.*	40,750	1,759,992
Stryker Corp.	20,400	1,327,020

		8,559,617

Health Care Providers & Services (1.4%)
Aetna, Inc.	18,100	761,829
Medco Health Solutions, Inc.*	15,600	683,124
UnitedHealth Group, Inc.	26,100	896,796

		2,341,749

Hotels, Restaurants & Leisure (5.5%)
Brinker International, Inc.	16,150	299,583
Burger King Holdings, Inc.	26,500	732,990
Carnival Corp.	34,210	1,384,821
Darden Restaurants, Inc.	39,850	1,297,117
International Game Technology	22,650	910,757
McDonald’s Corp.	41,350	2,306,089
Starwood Hotels & Resorts Worldwide, Inc.	17,500	905,625
WMS Industries, Inc.*	11,100	399,267
Wynn Resorts Ltd.	10,970	1,104,021

		9,340,270

Household Products (2.2%)
Colgate-Palmolive Co.	33,700	2,625,567
Energizer Holdings, Inc.*	9,650	873,132
Procter & Gamble Co. (The)	4,370	306,206

		3,804,905

Industrial Conglomerates (1.0%)
3M Co.	7,350	581,753
McDermott International, Inc.*	19,660	1,077,761

		1,659,514

Insurance (0.2%)
PartnerRe Ltd.	4,100	312,830

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Nationwide NVIT Growth Fund

	Shares	Value
Common Stocks (continued)
Internet & Catalog Retail (1.2%)
Amazon.Com, Inc.*	17,170	$1,224,221
priceline.com, Inc.*(a)	7,200	870,192

		2,094,413

Internet Software & Services (2.5%)
Akamai Technologies, Inc.*	45,500	1,281,280
Google, Inc., Class A*	6,830	3,008,410

		4,289,690

IT Services (1.0%)
Cognizant Technology Solutions Corp., Class A*	56,520	1,629,472

Life Sciences Tools & Services (1.8%)
Charles River Laboratories International, Inc.*	17,260	1,017,304
PerkinElmer, Inc.	12,000	291,000
Thermo Fisher Scientific, Inc.*	31,450	1,787,618

		3,095,922

Machinery (2.8%)
Caterpillar, Inc.	8,910	697,564
Deere & Co.	27,900	2,244,276
Harsco Corp.	12,650	700,557
ITT Corp.	15,800	818,598
PACCAR, Inc.	8,900	400,500

		4,861,495

Media (2.6%)
DIRECTV Group, Inc. (The)*	17,400	431,346
DISH Network Corp., Class A*	15,000	430,950
Time Warner, Inc.	44,250	620,385
Viacom, Inc., Class B*	11,800	467,516
Walt Disney Co. (The)	77,640	2,436,343

		4,386,540

Multiline Retail (0.7%)
Kohl’s Corp.*	28,200	1,209,498

Natural Gas Utility (0.4%)
Questar Corp.	12,000	678,720

Oil, Gas & Consumable Fuels (4.0%)
CONSOL Energy, Inc.	17,600	1,217,744
Devon Energy Corp.	17,050	1,778,826
Exxon Mobil Corp.	9,300	786,594
Valero Energy Corp.	4,490	220,504
Williams Cos., Inc. (The)	35,570	1,173,099
XTO Energy, Inc.	27,797	1,719,522

		6,896,289

Pharmaceuticals (4.2%)
Abbott Laboratories	15,400	849,310
Bristol-Myers Squibb Co.	16,550	352,515
Johnson & Johnson	21,470	1,392,759
Merck & Co., Inc.	74,900	2,842,455
Teva Pharmaceutical Industries Ltd. ADR - IL	35,560	1,642,516

		7,079,555

Real Estate Investment Trust (REIT) (0.3%)
Rayonier, Inc.	12,550	545,172

Road & Rail (1.3%)
Union Pacific Corp.	17,600	2,206,688

Semiconductors & Semiconductor Equipment (5.4%)
Altera Corp.	51,400	947,302
Applied Materials, Inc.	80,500	1,570,555
Intel Corp.	147,480	3,123,626
Intersil Corp., Class A	27,000	693,090
Marvell Technology Group Ltd.*	123,650	1,345,312
MEMC Electronic Materials, Inc.*	12,030	852,927
Texas Instruments, Inc.	23,800	672,826

		9,205,638

Software (7.5%)
C.A., Inc.	37,800	850,500
Electronic Arts, Inc.*	24,700	1,233,024
McAfee, Inc.*	45,500	1,505,595
Microsoft Corp.	210,960	5,987,045
Oracle Corp.*	162,900	3,186,324

		12,762,488

Specialty Retail (2.1%)
Gap, Inc. (The)	50,150	986,952
Pacific Sunwear of California, Inc.*	81,740	1,030,741
Ross Stores, Inc.	22,800	683,088
Williams-Sonoma, Inc.	37,150	900,516

		3,601,297

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.*	22,900	690,435

Tobacco (0.2%)
Altria Group, Inc.	3,800	84,360
Philip Morris International, Inc.*	3,800	192,204

		276,564

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	5,500	215,985

Total Common Stocks		169,797,889

	Shares or
	Principal
	Amount	Value
Repurchase Agreements (0.1%)
CS First Boston, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $84,598, collateralized by U.S. Government Agency Mortgages with a market value of $86,284	$84,592	84,592
Nomura Securities, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $53,032, collateralized by U.S. Government Agency Mortgages with a market value of $54,089	53,028	53,028

Total Repurchase Agreements		137,620

Securities Purchased With Collateral For Securities On Loan (0.4%)
Repurchase Agreement (0.4%)
Barclays Capital, 2.50%, dated 03/31/08, due 04/01/08, repurchase price $672,347, collateralized by U.S. Government Agency Mortgages with a market value of $685,746	672,300	672,300

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Nationwide NVIT Growth Fund

	Shares or
	Principal
	Amount	Value
Securities Purchased With Collateral For Securities On Loan (continued)

Total Securities Purchased With Collateral For Securities On Loan		672,300

Total Investments
(Cost $173,996,249) (b) — 100.1%		170,607,809

Liabilities in excess of other assets — (0.1)%		(243,678)

NET ASSETS — 100.0%		$170,364,131

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of March 31, 2008.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

FI	Finland

IL	Israel
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
Nationwide NVIT Government Bond Fund

	Principal
	Amount	Value
U.S. Government Sponsored & Agency Obligations (53.7%)
Federal Farm Credit Bank
5.00%, 03/03/14	$12,146,000	$13,090,437
4.55%, 03/04/15	25,475,000	26,745,922
5.25%, 04/06/22	15,000,000	15,948,030
Federal Home Loan Bank
5.91%, 04/07/09	6,860,000	7,113,491
5.25%, 11/03/09(a)	50,000,000	50,906,100
4.80%, 12/18/13	8,350,000	8,916,681
5.00%, 03/14/14	17,925,000	19,319,314
Federal Home Loan Mortgage Corp.
5.75%, 05/23/11	50,000,000	50,179,700
5.60%, 09/26/13	25,000,000	25,365,500
Federal National Mortgage Association
5.23%, 01/29/10	106,515,000	109,189,911
5.08%, 05/14/10	70,000,000	72,187,990
8.20%, 03/10/16	10,000,000	12,844,970
5.00%, 03/15/16(a)	30,000,000	32,050,440
5.63%, 11/15/21	50,000,000	51,438,900
6.00%, 04/18/36	9,822,000	10,569,248
Financing Corp.
10.70%, 10/06/17	5,000,000	7,590,220
9.65%, 11/02/18	8,740,000	12,783,509
Government Loan Trust 0.00%, 04/01/15	6,072,000	4,770,770
Housing & Urban Development, 7.08%, 08/01/16	4,005,000	4,061,919
Lightship Tanker Light, 6.50%, 06/14/24	23,569,000	27,123,582
Lightship Tankers LLC, 6.50%, 06/14/24	27,980,365	33,684,442
Tennessee Valley Authority
5.50%, 07/18/17(a)	25,000,000	27,843,675
5.88%, 04/01/36(a)	20,000,000	22,692,480
5.98%, 04/01/36	11,588,000	13,037,358
U.S. Treasury Bond, 7.50%, 11/15/16(a)	80,000,000	104,500,000

Total U.S. Government Sponsored & Agency Obligations		763,954,589

Collateralized Mortgage Obligations (17.3%)
Fannie Mae REMICS, Series 1998-73, Class MZ, 3.50%, 11/25/32	2,084,205	2,010,675
Federal Home Loan Mortgage Corp.
5.50%, 09/15/10	2,703,786	2,757,910
5.50%, 08/15/13	5,127,095	5,184,366
5.50%, 07/15/17	7,090,438	7,377,275
5.50%, 10/15/17	18,750,000	19,456,080
5.50%, 10/15/17	12,504,120	12,994,939
5.50%, 01/15/20	8,000,000	8,201,062
4.56%, 06/15/25	22,000,000	21,450,433
6.00%, 02/15/27	34,535,000	35,733,720
5.00%, 04/15/29	26,000,000	26,395,749
5.50%, 05/15/34	11,105,637	11,410,776
6.00%, 03/15/36	26,365,666	27,544,172
Federal National Mortgage Association
5.50%, 09/25/11	6,215,000	6,635,582
5.00%, 07/25/23	6,000,000	5,888,817
7.00%, 08/25/23	4,158,180	4,459,243
5.50%, 04/25/24	12,486,462	13,027,480
Freddie Mac REMICS, Series 2677, Class LE, 4.50%, 09/15/18	27,119,132	27,123,712
Vendee Mortgage Trust, Series 1996-2, 6.75%, 06/15/26	8,186,679	8,913,283

Total Collateralized Mortgage Obligations		246,565,274

U.S. Government Sponsored Mortgage-Backed Obligations (23.9%)
Fannie Mae Pool, Pool # 383661, 6.62%, 06/01/16	10,525,943	11,670,780
Federal Home Loan Mortgage Corporation
5.93%, 06/01/35(b)	16,727,693	17,439,954
5.71%, 07/01/37	31,478,586	31,763,563
Federal National Mortgage Association
5.70%, 01/01/09	4,372,070	4,386,381
7.41%, 04/01/10	13,851,699	14,655,011
4.66%, 05/01/13	54,232,398	54,925,691
5.60%, 09/01/18	11,118,157	11,532,242
5.56%, 12/01/21	11,400,000	11,625,800
4.07%, 04/01/34	38,745,175	38,599,289
4.96%, 09/01/34(b)	12,936,604	13,022,938
4.70%, 04/01/35	7,911,159	8,085,246
4.75%, 04/01/35(b)	13,338,059	13,334,523
4.80%, 05/01/35(b)	11,429,290	11,501,907
4.89%, 05/01/35	17,302,856	17,579,382
5.25%, 05/01/35(b)	8,378,317	8,551,782
4.89%, 07/01/35(b)	28,991,310	29,454,472
6.31%, 08/01/36	8,354,233	9,114,081
5.62%, 09/01/36(b)	31,310,963	32,530,572

Total U.S. Government Sponsored Mortgage-Backed Obligations		339,773,614

Corporate Bonds (2.3%)
Other Financial (2.3%)
Private Export Funding Corp. (PEFCO)	30,000,000	32,134,020
Repurchase Agreements (1.8%)
CS First Boston, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $16,092,194, collateralized by U.S. Government Agency Mortgages with a market value of $16,412,852	16,091,032	16,091,032
Nomura Securities, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $10,087,651, collateralized by U.S. Government Agency Mortgages with a market value of $10,288,661	10,086,922	10,086,922

Total Repurchase Agreements		26,177,954

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Nationwide NVIT Government Bond Fund

	Principal
	Amount	Value
Securities Purchased With Collateral For Securities On Loan (2.2%)
Repurchase Agreement (2.2%)
Barclays Capital, 2.50%, dated 03/31/08, due 04/01/08, repurchase price $31,279,672, collateralized by U.S. Government Agency Mortgages with a market value of $31,903,050	$31,277,500	$31,277,500

Total Securities Purchased With Collateral For Securities On Loan		31,277,500

Total Investments
(Cost $1,389,000,898) (c) — 101.2%		1,439,882,951

Liabilities in excess of other assets — (1.2)%		(17,433,224)

NET ASSETS — 100.0%		$1,422,449,727

(a)	All or a part of the security was on loan as of March 31, 2008.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2008. The maturity date represents the actual maturity date.

(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
Nationwide Multi-Manager NVIT Small Company Fund

	Shares	Value
Common Stocks (96.6%)
Argentina (0.1%)
Internet Software & Services (0.1%)
Mercadolibre, Inc.*	21,902	$870,824

Australia (1.3%)(a)
Capital Markets (0.1%)
Babcock & Brown Capital Ltd.*	101,236	383,397

Chemicals (0.3%)
Incitec Pivot Ltd.	13,377	1,729,180

Commercial Services & Supplies (0.1%)
Seek Ltd.	111,167	538,172

Construction & Engineering (0.2%)
Ausenco Ltd.	47,048	587,958
Monadelphous Group Ltd.	50,000	637,487

		1,225,445

Health Care Providers & Services (0.1%)
Healthscope Ltd.	166,070	792,556

Hotels, Restaurants & Leisure (0.1%)
Flight Centre Ltd.	50,802	987,808

Internet & Catalog Retail (0.0%)
Wotif.com Holdings Ltd.	55,425	228,469

Metals & Mining (0.1%)
Mincor Resources NL	210,268	588,523

Multiline Retail (0.1%)
David Jones Ltd.	131,425	439,869

Real Estate Management & Development (0.0%)
Becton Property Group	63,501	127,832
Sunland Group Ltd.	68,601	155,869

		283,701

Specialty Retail (0.2%)
JB Hi-Fi Ltd.	55,951	462,281
Just Group Ltd.	268,342	972,350

		1,434,631

		8,631,751

Austria (0.1%)(a)
Energy Equipment & Services (0.1%)
Schoeller-Bleckmann Oilfield Equipment AG	7,466	666,749

Bahamas (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Teekay Tankers Ltd., Class A	33,800	578,656

Belgium (0.4%)(a)
Communications Equipment (0.1%)
EVS Broadcast Equipment SA	3,671	395,500

Diversified Financial Services (0.1%)
GIMV NV	9,630	725,668

Oil, Gas & Consumable Fuels (0.2%)
Euronav NV*	33,608	1,275,837

		2,397,005

Bermuda (0.3%)
Household Durables (0.0%)
Helen of Troy Ltd.*	2,767	46,403

Insurance (0.3%)
Allied World Assurance Co. Holdings Ltd.	6,121	243,004
American Safety Insurance Holdings Ltd.*	3,492	59,713
Aspen Insurance Holdings Ltd.	43,443	1,146,026
Endurance Specialty Holdings Ltd.	8,298	303,707

		1,752,450

		1,798,853

Brazil (0.3%)
Household Durables (0.3%)
Gafisa SA ADR*	54,415	1,815,284

Canada (1.4%)
Chemicals (0.1%)
Agrium, Inc.	6,000	372,660

Commercial Services & Supplies (0.1%)
Ritchie Bros Auctioneers, Inc.	9,300	763,716

Communications Equipment (0.0%)
Sierra Wireless, Inc.*	6,008	95,828

Electric Utility (0.3%)
Brookfield Infrastructure Partners Limited Partnership	137,483	2,330,337

Electronic Equipment & Instruments (0.2%)
Celestica, Inc.*	115,519	776,288
GSI Group, Inc.*	72,300	562,494

		1,338,782

Internet Software & Services (0.0%)
Open Text Corp.*	7,627	238,801

Metals & Mining (0.1%)
Gammon Gold, Inc.*	22,100	165,971
Gerdau Ameristeel Corp.	38,000	536,180
NovaGold Resources, Inc.*	25,400	195,834

		897,985

Oil, Gas & Consumable Fuels (0.2%)
Petrobank Energy & Resources Ltd.	21,900	996,618

Software (0.1%)
Corel Corp.*	37,670	410,603

Textiles, Apparel & Luxury Goods (0.3%)
Lululemon Athletica, Inc.*	80,991	2,302,574

		9,747,904

Cayman Islands (0.1%)
Food Products (0.0%)
Fresh Del Monte Produce, Inc.*	10,435	379,834

Insurance (0.1%)
Greenlight Capital Re Ltd., Class A*	31,628	588,281

		968,115

China (0.9%)
Automobiles (0.0%)(a)
Great Wall Motor Co. Ltd.	240,000	232,792

Hotels, Restaurants & Leisure (0.2%)
Ctrip.com International Ltd. ADR	26,166	1,387,321

Internet Software & Services (0.3%)
SINA Corp.	55,600	1,959,900

Software (0.1%)
Longtop Financial Technologies Ltd. ADR*	60,205	1,136,671

Textiles, Apparel & Luxury Goods (0.2%)(a)
Weiqiao Textile Co.	883,500	1,144,011

Transportation Infrastructure (0.1%)(a)
Sichuan Expressway Co. Ltd.	1,136,000	412,895

		6,273,590

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Nationwide Multi-Manager NVIT Small Company Fund

	Shares	Value
Common Stocks (continued)
Denmark (0.2%)(a)
Commercial Bank (0.1%)
Amagerbanken AS*	5,834	$245,976

Food Products (0.1%)
East Asiatic Co. Ltd. AS	9,573	841,119

Real Estate Management & Development (0.0%)
TK Development*	13,711	179,841

		1,266,936

Finland (0.0%)(a)
Software (0.0%)
Tekla Oyj	15,400	236,022

France (0.5%)(a)
Electronic Equipment & Instruments (0.0%)
Avenir Telecom	51,063	111,202

Health Care Equipment & Supplies (0.1%)
Audika	4,765	231,501

Hotels, Restaurants & Leisure (0.1%)
Pierre & Vacances	2,413	290,468

IT Services (0.0%)
Sopra Group SA	3,023	225,771

Natural Gas Utility (0.1%)
Rubis	7,000	591,634

Paper & Forest Products (0.0%)
Sequana Capital SA	7,005	184,037

Software (0.2%)
UBISOFT Entertainment*	16,299	1,403,852

		3,038,465

Germany (1.2%)(a)
Aerospace & Defense (0.1%)
MTU Aero Engines Holding AG	22,761	961,836

Biotechnology (0.1%)
Biotest AG	9,100	546,264

Distributor (0.1%)
Medion AG*	24,000	606,729

Diversified Financial Services (0.2%)
Arques Industries AG	53,386	1,058,506

Electronic Equipment & Instruments (0.1%)
Epcos AG	47,678	728,220

IT Services (0.0%)
Bechtle AG	9,948	313,179

Machinery (0.2%)
Gildemeister AG	51,603	1,302,151

Media (0.1%)
EM.Sport Media AG*	67,751	287,066
ProSiebenSat.1 Media AG, Preferred Shares	13,815	299,547

		586,613

Metals & Mining (0.2%)
Norddeutsche Affinerie AG	31,375	1,241,802

Wireless Telecommunication Services (0.1%)
Freenet AG	67,399	1,055,475

		8,400,775

Greece (0.1%)(a)
Hotels, Restaurants & Leisure (0.1%)
Intralot SA-Integrated Lottery Systems & Services	39,162	701,320

Hong Kong (0.5%)
Communications Equipment (0.2%)
VTech Holdings Ltd.	187,000	913,633

Distributor (0.1%)
Integrated Distribution Services Group Ltd.	198,900	558,104

Diversified Financial Services (0.0%)(a)
First Pacific Co.	224,000	148,151

Marine (0.2%)(a)
Chu Kong Shipping Development	1,414,000	228,758
Jinhui Shipping & Transportation Ltd.*	100,073	986,838

		1,215,596

Real Estate Investment Trust (REIT) (0.0%)(a)
GZI Real Estate Investment Trust	427,000	166,445

Water Utility (0.0%)(a)
Guangdong Investment Ltd.	240,000	120,253

		3,122,182

India (0.1%)
Internet Software & Services (0.1%)
Rediff.Com India Ltd. ADR*	44,507	354,276

Ireland (0.7%)
Commercial Services & Supplies (0.0%)(a)
CPL Resources PLC	51,738	327,000

Food & Staples Retailing (0.1%)(a)
Fyffes PLC	329,772	468,522

Hotels, Restaurants & Leisure (0.2%)(a)
Paddy Power PLC	29,977	1,109,763

Life Sciences Tools & Services (0.2%)
ICON PLC ADR*	17,200	1,116,108

Oil, Gas & Consumable Fuels (0.1%)(a)
Dragon Oil PLC*	80,000	715,543

Trading Companies & Distributors (0.1%)
Genesis Lease Ltd. ADR	56,300	819,165

		4,556,101

Israel (0.2%)
Diversified Telecommunication Services (0.1%)
Gilat Satellite Networks Ltd.*	61,385	664,800

IT Services (0.1%)
Ness Technologies, Inc.*	40,050	380,074

		1,044,874

Italy (0.8%)(a)
Commercial Bank (0.1%)
Banca Popolare di Milano Scarl	95,629	1,050,874

Construction Materials (0.2%)
Buzzi Unicem SpA	6,094	152,001
Buzzi Unicem SpA — RNC	39,236	635,210
Cementir Holding SpA	35,349	328,752

		1,115,963

Household Durables (0.1%)
Indesit Co. SpA	59,780	780,474

Machinery (0.2%)
Biesse SpA	45,955	985,127
Prima Industrie SpA	3,000	138,831

		1,123,958

Media (0.0%)
Cairo Communication SpA	16,595	73,847

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Nationwide Multi-Manager NVIT Small Company Fund

	Shares	Value
Common Stocks (continued)
Italy(a) (continued)
Multi-Utility (0.1%)
ACEA SpA	35,000	$685,972

Pharmaceutical (0.1%)
Recordati SpA	90,753	679,073

		5,510,161

Japan (4.8%)
Air Freight & Logistics (0.2%)(a)
Kintetsu World Express, Inc.	44,900	1,051,917

Chemicals (0.2%)(a)
Kanto Denka Kogyo Co. Ltd.	60,000	331,972
Nippon Synthetic Chemical Industry Co. Ltd. (The)	118,000	868,301
Tohcello Co. Ltd.	38,000	180,424

		1,380,697

Construction & Engineering (0.4%)(a)
Maeda Road Construction Co. Ltd.	44,000	364,059
NEC Networks & System Integration Corp.	64,700	1,114,533
Toyo Engineering Corp.	305,000	1,189,024

		2,667,616

Distributor (0.1%)(a)
Fields Corp.	636	882,842

Diversified Consumer Services (0.0%)(a)
Take and Give Needs Co. Ltd.	296	32,273

Electrical Equipment (0.1%)(a)
Shinko Electric Co. Ltd.	153,000	586,020

Electronic Equipment & Instruments (0.1%)(a)
Daiwabo Information System Co. Ltd.	18,000	327,235
Ferrotec Corp.*	12,900	146,290
Siix Corp.	35,200	261,069
Tamura Corp.	85,000	273,312

		1,007,906

Energy Equipment & Services (0.2%)(a)
Shinko Plantech Co. Ltd.	83,400	1,089,247

Food & Staples Retailing (0.2%)(a)
Arcs Co. Ltd.	21,100	266,004
Maruetsu, Inc. (The)*	39,000	362,875
Ministop Co. Ltd.	18,000	351,859
Okuwa Co. Ltd.	47,000	664,077

		1,644,815

Health Care Equipment & Supplies (0.4%)(a)
Aloka Co. Ltd.	30,000	399,371
Hogy Medical Co. Ltd.	4,500	233,152
Nihon Kohden Corp.	33,900	782,555
Nipro Corp.	70,000	1,227,370

		2,642,448

Health Care Providers & Services (0.3%)(a)
Toho Pharmaceutical Co. Ltd.	72,000	1,844,331

Household Durables (0.3%)(a)
Hitachi Koki Co. Ltd.	76,900	989,987
Juki Corp.	175,000	650,968
Nihon Eslead Corp.	16,300	171,157
Token Corp.	10,910	372,260

		2,184,372

Internet & Catalog Retail (0.1%)
Dena Co. Ltd.	155	981,430

Internet Software & Services (0.1%)(a)
Zappallas, Inc.	146	449,494

IT Services (0.0%)(a)
Hitachi Systems & Services Ltd.	13,000	286,756

Leisure Equipment & Products (0.3%)
Aruze Corp.	48,700	1,502,569
Kimoto Co. Ltd.(a)	30,700	435,809

		1,938,378

Life Sciences Tools & Services (0.1%)(a)
Eiken Chemical Co. Ltd.	51,600	457,467

Machinery (0.3%)(a)
Enshu Ltd.	40,000	49,922
Hosokawa Micron Corp.	56,000	352,439
Nippon Filcon Co. Ltd.	19,900	111,184
Oiles Corp.	9,600	199,601
Tsugami Corp.	296,000	996,283

		1,709,429

Media (0.0%)(a)
Daiichikosho Co. Ltd.	12,800	124,988

Metals & Mining (0.4%)(a)
Kyoei Steel Ltd.	31,900	867,158
Osaka Steel Co. Ltd.	21,500	278,990
Yamato Kogyo Co. Ltd.	33,700	1,373,486

		2,519,634

Personal Products (0.0%)(a)
Mandom Corp.	5,700	173,081

Pharmaceuticals (0.1%)(a)
Kaken Pharmaceutical Co. Ltd.	44,000	326,068
Santen Pharmaceutical Co. Ltd.	4,800	112,000

		438,068

Real Estate Management & Development (0.3%)(a)
Daiwasystem Co. Ltd.	19,600	204,128
Funai Zaisan Consultants Co. Ltd.	178	313,363
Hoosiers Corp.	355	129,952
LAND Co. Ltd.	52	33,079
Pacific Management Corp.	1,590	1,009,805
Raysum Co. Ltd.	615	400,699
Tosei Corp.	331	213,830

		2,304,856

Semiconductors & Semiconductor Equipment (0.1%)(a)
Mitsui High-Tec, Inc.	54,900	424,102
New Japan Radio Co. Ltd.	71,000	255,440

		679,542

Software (0.3%)(a)
Capcom Co. Ltd.	47,900	1,654,218
DTS Corp.	29,900	606,101

		2,260,319

Trading Companies & Distributors (0.2%)(a)
Kuroda Electric Co. Ltd.	83,800	1,108,308

		32,446,234

Marshall Islands (0.3%)
Marine (0.3%)
Omega Navigation Enterprises, Inc., Class A	119,180	1,785,316

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Nationwide Multi-Manager NVIT Small Company Fund

	Shares	Value
Common Stocks (continued)
Mexico (0.3%)
Transportation Infrastructure (0.3%)
Grupo Aeroportuario del Pacifico SA de CV ADR	50,808	$2,286,360

Netherlands (1.1%)
Construction & Engineering (0.6%)
Chicago Bridge & Iron Co. NV	93,588	3,672,393

Energy Equipment & Services (0.1%)
Core Laboratories NV*	5,282	630,142

Office Electronics (0.2%)(a)
OCE NV	64,095	1,089,697

Semiconductors & Semiconductor Equipment (0.0%)
ASM International NV	15,288	283,287

Software (0.0%)(a)
Unit 4 Agresso NV	9,005	253,388

Transportation Infrastructure (0.2%)(a)
Smit Internationale NV	13,540	1,379,797

		7,308,704

New Zealand (0.0%)(a)
Insurance (0.0%)
Tower Ltd.	144,895	208,839

Norway (0.7%)(a)
Capital Markets (0.3%)
ABG Sundal Collier ASA	401,431	733,854
Acta Holding ASA*	297,683	999,299

		1,733,153

Commercial Banks (0.1%)
Sparebanken Nord-Norge	17,640	350,873
Sparebanken Rogaland	40,912	424,777

		775,650

Construction & Engineering (0.0%)
Veidekke ASA	15,500	154,242

Energy Equipment & Services (0.1%)
Petroleum Geo-Services ASA	25,000	620,907

Food Products (0.2%)
Cermaq ASA	98,900	1,260,535

		4,544,487

Portugal (0.4%)(a)
Commercial Bank (0.2%)
Banco BPI SA*	253,332	1,339,572

Construction Materials (0.1%)
Semapa-Sociedade de Investimento e Gestao	79,105	1,013,320

Food & Staples Retailing (0.1%)
Jeronimo Martins SGPS SA	72,390	582,142

		2,935,034

Puerto Rico (0.1%)
Commercial Bank (0.1%)
Oriental Financial Group	37,124	731,714

Republic of Korea (0.1%)
Internet Software & Services (0.1%)
Gmarket, Inc. ADR*	38,476	824,156

Singapore (0.5%)(a)
Computers & Peripherals (0.0%)
Creative Technology Ltd.	34,300	153,620

Construction & Engineering (0.1%)
Rotary Engineering Ltd.	554,000	361,105

Distributor (0.2%)
Jardine Cycle & Carriage Ltd.	77,000	1,102,632

Diversified Financial Services (0.0%)
Macquarie International Infrastructure Fund Ltd.	493,000	287,881

Energy Equipment & Services (0.0%)
Ezra Holdings Ltd.	69,400	105,272
Hiap Seng Engineering Ltd.	901,000	220,751

		326,023

Industrial Conglomerate (0.0%)
Hong Leong Asia Ltd.	100,000	187,128

Oil, Gas & Consumable Fuels (0.1%)
Straits Asia Resources Ltd.	247,000	589,402

Real Estate Management & Development (0.1%)
Ho Bee Investment Ltd.	223,000	151,206
Wing Tai Holdings Ltd.	330,000	529,252

		680,458

		3,688,249

Spain (0.8%)
Biotechnology (0.3%)
Grifols SA	61,109	1,609,912

Diversified Financial Services (0.2%)(a)
Corp Financiera Alba	21,885	1,441,638

Machinery (0.1%)(a)
Duro Felguera SA	56,577	639,945

Metals & Mining (0.2%)(a)
Tubos Reunidos SA	201,317	1,464,894

		5,156,389

Sweden (0.8%)(a)
Commercial Services & Supplies (0.1%)
Intrum Justitia AB	36,040	642,653

Construction & Engineering (0.3%)
NCC AB	54,095	1,575,166
Peab AB	77,837	830,886

		2,406,052

Media (0.2%)
Eniro AB*	159,042	1,159,631

Real Estate Management & Development (0.2%)
Kungsleden AB	116,184	1,443,509

		5,651,845

Switzerland (0.5%)(a)
Biotechnology (0.1%)
Actelion Ltd.*	17,357	947,471

Commercial Bank (0.1%)
Banque Cantonale Vaudoise	745	322,703

Electronic Equipment & Instruments (0.0%)
Inficon Holding AG	1,191	190,147

Health Care Providers & Services (0.2%)
Galenica AG	2,983	990,862

Insurance (0.1%)
Helvetia Holding AG	1,891	712,900

		3,164,083

United Kingdom (3.0%)
Air Freight & Logistics (0.0%)(a)
Wincanton PLC	39,122	267,622

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Nationwide Multi-Manager NVIT Small Company Fund

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Capital Markets (0.2%)(a)
Tullett Prebon PLC	125,637	$1,186,069

Commercial Services & Supplies (0.5%)(a)
Babcock International Group	46,932	532,565
De La Rue PLC	77,741	1,369,028
ITE Group PLC	142,139	409,748
RPS Group PLC	122,711	785,827

		3,097,168

Construction & Engineering (0.1%)(a)
Keller Group PLC	24,145	323,317

Diversified Consumer Services (0.0%)(a)
BPP Holdings PLC	21,835	229,646

Diversified Financial Services (0.1%)(a)
IG Group Holdings PLC	121,752	791,206

Diversified Telecommunication Services (0.1%)(a)
Kcom Group PLC	447,763	386,947

Energy Equipment & Services (0.2%)(a)
Petrofac Ltd.	126,983	1,416,119

Food Products (0.2%)(a)
Dairy Crest Group PLC	129,743	1,209,114

Health Care Equipment & Supplies (0.0%)(a)
SSL International PLC	17,353	156,065

Hotels, Restaurants & Leisure (0.1%)(a)
888 Holdings PLC*	135,525	416,050
Sportingbet PLC*	204,648	149,318

		565,368

Independent Power Producers & Energy Traders (0.2%)(a)
Drax Group PLC	141,270	1,508,892

Industrial Conglomerate (0.1%)(a)
Tomkins PLC	196,020	696,012

Insurance (0.5%)(a)
Beazley Group PLC	376,135	1,190,904
Brit Insurance Holdings PLC	206,368	992,364
Chaucer Holdings PLC	677,029	1,346,909

		3,530,177

Internet & Catalog Retail (0.2%)(a)
Findel PLC	23,228	228,350
Home Retail Group PLC	221,444	1,149,302

		1,377,652

Media (0.1%)(a)
St. Ives PLC	183,675	886,370

Multiline Retail (0.0%)(a)
Debenhams PLC	115,006	129,584

Oil, Gas & Consumable Fuels (0.4%)
Hunting PLC(a)	91,232	1,502,078
Infinity Bio-Energy Ltd*	94,500	378,000
Venture Production PLC(a)	40,000	495,153

		2,375,231

Real Estate Management & Development (0.0%)(a)
Capital & Regional PLC	17,690	192,884

		20,325,443

United States (73.9%)
Aerospace & Defense (1.1%)
AAR Corp.*	35,900	978,993
Argon ST, Inc.*	19,200	326,592
Ceradyne, Inc.*	15,200	485,792
Cubic Corp.	15,540	441,802
Curtiss-Wright Corp.	30,227	1,253,816
DRS Technologies, Inc.	21,941	1,278,721
Esterline Technologies Corp.*	5,023	253,009
Hexcel Corp.*	22,774	435,211
Innovative Solutions & Support, Inc.*	48,200	509,474
Moog, Inc., Class A*	16,080	678,737
Teledyne Technologies, Inc.*	11,700	549,900

		7,192,047

Air Freight & Logistics (0.2%)
Forward Air Corp.	19,936	706,532
HUB Group, Inc., Class A*	25,306	832,314

		1,538,846

Airlines (0.2%)
Continental Airlines, Inc., Class B*	10,358	199,184
Republic Airways Holdings, Inc.*	3,236	70,092
SkyWest, Inc.	38,494	812,993

		1,082,269

Auto Components (0.6%)
American Axle & Manufacturing Holdings, Inc.	30,728	629,924
ArvinMeritor, Inc.	50,300	629,253
Autoliv, Inc.	1,796	90,159
Cooper Tire & Rubber Co.	14,226	212,963
Drew Industries, Inc.*	32,291	789,838
Lear Corp.*	27,933	723,744
Spartan Motors, Inc.	8,300	70,218
Stoneridge, Inc.*	3,367	45,286
TRW Automotive Holdings Corp.*	36,378	850,154

		4,041,539

Automobiles (0.1%)
Thor Industries, Inc.	24,800	738,296

Beverages (0.0%)
Boston Beer Co., Inc., Class A*	2,700	128,358

Biotechnology (0.7%)
Alnylam Pharmaceuticals, Inc.*	49,834	1,215,950
Cephalon, Inc.*	3,646	234,802
Cepheid, Inc.*	35,756	872,089
Cubist Pharmaceuticals, Inc.*	10,934	201,404
Enzon Pharmaceuticals, Inc.*	4,280	39,419
LifeCell Corp.*	33,700	1,416,411
Martek Biosciences Corp.*	28,965	885,460
OSI Pharmaceuticals, Inc.*	3,762	140,661
Repligen Corp.*	3,942	19,001

		5,025,197

Building Products (0.6%)
Gibraltar Industries, Inc.	50,900	597,057
Lennox International, Inc.	38,941	1,400,708
Simpson Manufacturing Co., Inc.	34,300	932,274
Universal Forest Products, Inc.	38,400	1,236,480

		4,166,519

Capital Markets (2.3%)
Apollo Investment Corp.	15,000	237,450
Calamos Asset Management, Inc., Class A	28,851	469,694
Evercore Partners, Inc., Class A	4,253	75,491
FCStone Group, Inc.*	5,518	152,849
GFI Group, Inc.	11,510	659,523
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Nationwide Multi-Manager NVIT Small Company Fund

	Shares	Value
Common Stocks (continued)
United States (continued)
Greenhill & Co., Inc.	42,815	$2,978,211
Hercules Technology Growth Capital, Inc.	54,600	592,956
Investment Technology Group, Inc.*	14,311	660,882
KBW, Inc.*	18,157	400,362
Knight Capital Group, Inc., Class A*	5,051	82,028
MCG Capital Corp.	68,000	618,120
optionsXpress Holdings, Inc.	16,670	345,236
Piper Jaffray Cos.*	20,000	679,200
Pzena Investment Management, Inc., Class A	84,593	957,593
Raymond James Financial, Inc.	23,400	537,732
Riskmetrics Group, Inc.*	159,822	3,092,556
Sanders Morris Harris Group, Inc.	94,300	769,488
SWS Group, Inc.	67,829	829,549
TradeStation Group, Inc.*	141,430	1,204,983

		15,343,903

Chemicals (1.7%)
Airgas, Inc.	16,300	741,161
American Vanguard Corp.	6,390	106,330
C.F. Industries Holdings, Inc.	20,028	2,075,301
Celanese Corp., Series A	27,693	1,081,412
Flotek Industries, Inc.*	13,200	192,588
Koppers Holdings, Inc.	7,560	334,984
Landec Corp.*	37,700	317,811
Olin Corp.	39,200	774,592
Omnova Solutions, Inc.*	119,000	474,810
Penford Corp.	110,420	2,399,426
RPM International, Inc.	30,900	647,046
Scotts Miracle-Gro Co. (The), Class A	8,400	272,328
Spartech Corp.	48,700	411,515
Terra Industries, Inc.*	25,929	921,257
Zoltek Cos., Inc.*	39,950	1,059,474

		11,810,035

Commercial Banks (2.8%)
Amcore Financial, Inc.	11,100	225,885
Bancfirst Corp.	5,509	252,202
Bank of Hawaii Corp.	23,541	1,166,692
Bank of the Ozarks, Inc.	7,600	181,640
BOK Financial Corp.	12,300	642,429
Boston Private Financial Holdings, Inc.	22,098	234,018
Central Pacific Financial Corp.	13,300	250,705
Citizens Republic Bancorp, Inc.	27,000	335,610
City Holding Co.	26,104	1,041,550
Colonial BancGroup, Inc. (The)	49,700	478,611
Columbia Banking System, Inc.	22,000	492,360
Commerce Bancshares, Inc.	8,715	366,291
CVB Financial Corp.	29,010	301,994
East West Bancorp, Inc.	32,214	571,799
Financial Institutions, Inc.	5,233	99,165
First Citizens BancShares, Inc.	4,248	591,959
First Commonwealth Financial Corp.	22,100	256,139
First Financial Bancorp	1,828	24,587
First Merchants Corp.	758	21,633
First Regional Bancorp*	4,267	69,979
First State Bancorp	9,100	121,849
FirstMerit Corp.	4,905	101,337
Fulton Financial Corp.	32,900	404,341
Glacier Bancorp, Inc.	27,800	532,926
Great Southern Bancorp, Inc.	11,400	177,954
Hanmi Financial Corp.	92,900	686,531
National Penn Bancshares, Inc.	68,665	1,249,016
NBT Bancorp, Inc.	25,820	573,204
Old National Bancorp	41,400	745,200
Preferred Bank	3,093	51,622
Prosperity Bancshares, Inc.	7,820	224,121
Provident Bankshares Corp.	41,300	443,562
Renasant Corp.	38,246	860,535
Southside Bancshares, Inc.	930	22,385
Sterling Bancshares, Inc.	66,900	664,986
Sterling Financial Corp.	29,300	457,373
SVB Financial Group*	25,051	1,093,226
TCF Financial Corp.	12,400	222,208
Temecula Valley Bancorp, Inc.	3,451	32,647
UCBH Holdings, Inc.	15,000	116,400
Union Bankshares Corp.	21,268	411,961
Webster Financial Corp.	33,100	922,497
Westamerica Bancorp	18,700	983,620

		18,704,749

Commercial Services & Supplies (3.2%)
Administaff, Inc.	23,000	543,030
Advisory Board Co. (The)*	50,991	2,801,446
Comfort Systems U.S.A., Inc.	80,700	1,049,907
COMSYS IT Partners, Inc.*	18,537	156,823
Corporate Executive Board Co.	23,218	939,865
CoStar Group, Inc.*	86,121	3,703,203
Deluxe Corp.	4,026	77,339
Ennis, Inc.	43,600	731,608
Exponent, Inc.*	30,900	1,014,756
GeoEye, Inc.*	18,812	488,924
Healthcare Services Group	25,900	534,576
Heidrick & Struggles International, Inc.	16,736	544,422
Interface, Inc., Class A	58,100	816,305
Kimball International, Inc., Class B	21,900	234,768
Knoll, Inc.	98,726	1,139,298
Layne Christensen Co.*	10,800	378,216
Mine Safety Appliances Co.	8,300	341,877
PeopleSupport, Inc.*	2,530	23,074
Rollins, Inc.	34,050	602,344
School Specialty, Inc.*	4,845	152,811
Standard Parking Corp.*	3,959	82,981
United Stationers, Inc.*	16,100	767,970
Viad Corp.	42,247	1,521,314
Volt Information Sciences, Inc.*	71,560	1,213,658
Waste Connections, Inc.*	16,000	491,840
Watson Wyatt Worldwide, Inc., Class A	27,804	1,577,877

		21,930,232

Communications Equipment (1.2%)
Arris Group, Inc.*	116,600	678,612
Blue Coat Systems, Inc.*	47,518	1,047,297
CommScope, Inc.*	19,211	669,119
Comtech Group, Inc.*	39,800	429,442
Comtech Telecommunications Corp.*	15,259	595,101
Netgear, Inc.*	30,400	606,480
Oplink Communications, Inc.*	45,100	400,037
Powerwave Technologies, Inc.*	496,200	1,265,310
Riverbed Technology, Inc.*	87,600	1,301,736
Soapstone Networks, Inc.*	10,896	78,015
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Nationwide Multi-Manager NVIT Small Company Fund

	Shares	Value
Common Stocks (continued)
United States (continued)
Sycamore Networks, Inc.*	255,200	$934,032

		8,005,181

Computers & Peripherals (0.7%)
BancTec, Inc.*	108,400	542,000
Emulex Corp.*	87,643	1,423,323
Imation Corp.	25,900	588,966
Immersion Corp.*	63,371	450,568
Lexmark International, Inc., Class A*	11,999	368,609
Novatel Wireless, Inc.*	63,300	612,744
QLogic Corp.*	4,237	65,038
Quantum Corp.*	41,045	87,836
Super Micro Computer, Inc.*	275	2,296
Western Digital Corp.*	17,893	483,827

		4,625,207

Construction & Engineering (0.7%)
EMCOR Group, Inc.*	64,954	1,442,628
Michael Baker Corp.*	37,639	845,372
Perini Corp.*	13,717	496,967
Shaw Group, Inc. (The)*	28,431	1,340,237
Sterling Construction Co., Inc.*	10,580	192,768
URS Corp.*	4,700	153,643

		4,471,615

Construction Materials (0.8%)
Eagle Materials, Inc.	75,346	2,678,550
Texas Industries, Inc.	40,867	2,456,515
U.S. Concrete, Inc.*	34,432	130,842

		5,265,907

Consumer Finance (0.3%)
Advance America Cash Advance Centers, Inc.	32,100	242,355
Advanta Corp., Class B	77,600	545,528
EZCORP, Inc., Class A*	80,165	986,831

		1,774,714

Containers & Packaging (1.2%)
AptarGroup, Inc.	60,886	2,370,292
Crown Holdings, Inc.*	7,008	176,321
Greif, Inc., Class A	16,350	1,110,655
Myers Industries, Inc.	35,100	460,863
Rock-Tenn Co., Class A	101,347	3,037,370
Silgan Holdings, Inc.	16,650	826,340

		7,981,841

Distributor (0.4%)
LKQ Corp.*	135,012	3,033,720

Diversified Consumer Services (1.2%)
American Public Education, Inc.*	41,085	1,247,751
Capella Education Co.*	15,800	862,680
ITT Educational Services, Inc.*	18,550	852,002
Matthews International Corp., Class A	24,900	1,201,425
Strayer Education, Inc.	26,963	4,111,857

		8,275,715

Diversified Financial Services (0.4%)
Financial Federal Corp.	91,450	1,994,525
Interactive Brokers Group, Inc., Class A*	16,124	413,903

		2,408,428

Diversified Telecommunication Services (0.6%)
Alaska Communications Systems Group, Inc.	54,100	662,184
CenturyTel, Inc.	18,982	630,962
Cincinnati Bell, Inc.*	45,931	195,666
Cogent Communications Group, Inc.*	109,337	2,001,961
NTELOS Holdings Corp.	1,970	47,674
Premiere Global Services, Inc.*	14,454	207,270

		3,745,717

Electric Utilities (0.7%)
Allete, Inc.	13,800	532,956
El Paso Electric Co.*	52,286	1,117,352
UIL Holdings Corp.	23,700	714,081
UniSource Energy Corp.	28,700	638,862
Westar Energy, Inc.	75,000	1,707,750

		4,711,001

Electrical Equipment (0.8%)
Acuity Brands, Inc.	4,516	193,962
Belden, Inc.	29,700	1,049,004
Brady Corp., Class A	26,800	895,924
General Cable Corp.*	13,400	791,538
GrafTech International Ltd.*	77,497	1,256,226
Regal-Beloit Corp.	15,400	564,102
Superior Essex, Inc.*	11,421	321,159

		5,071,915

Electronic Equipment & Instruments (2.1%)
Agilysys, Inc.	28,089	325,832
Anixter International, Inc.*	15,807	1,012,280
Avnet, Inc.*	22,200	726,606
Benchmark Electronics, Inc.*	44,700	802,365
Brightpoint, Inc.*	95,482	798,230
Dolby Laboratories, Inc., Class A*	14,229	515,944
DTS, Inc.*	43,550	1,045,200
FARO Technologies, Inc.*	776	24,196
FLIR Systems, Inc.*	17,290	520,256
Insight Enterprises, Inc.*	24,017	420,297
LoJack Corp.*	12,227	154,549
Methode Electronics, Inc.	46,606	544,824
Mettler Toledo International, Inc.*	12,119	1,176,997
Park Electrochemical Corp.	30,700	793,595
Plexus Corp.*	3,722	104,402
Rofin-Sinar Technologies, Inc.*	24,800	1,113,520
Scansource, Inc.*	9,098	329,257
Smart Modular Technologies, Inc.*	123,000	763,830
Technitrol, Inc.	76,500	1,769,445
Trimble Navigation Ltd.*	24,739	707,288
TTM Technologies, Inc.*	60,400	683,728
X-Rite, Inc.*	13,100	78,207

		14,410,848

Energy Equipment & Services (1.5%)
Atwood Oceanics, Inc.*	5,621	515,558
CARBO Ceramics, Inc.	12,750	511,275
Dril-Quip, Inc.*	13,277	616,982
Gulfmark Offshore, Inc.*	18,100	990,432
Helix Energy Solutions Group, Inc.*	18,654	587,601
ION Geophysical Corp.*	58,400	805,920
NATCO Group, Inc., Class A*	17,700	827,475
National Oilwell Varco, Inc.*	7,004	408,894
Oceaneering International, Inc.*	27,965	1,761,795
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Nationwide Multi-Manager NVIT Small Company Fund

	Shares	Value
Common Stocks (continued)
United States (continued)
Oil States International, Inc.*	20,000	$896,200
Tidewater, Inc.	21,600	1,190,376
Trico Marine Services, Inc.*	12,121	472,355
Willbros Group, Inc.*	10,000	306,000

		9,890,863

Food & Staples Retailing (0.7%)
Longs Drug Stores Corp.	14,500	615,670
Ruddick Corp.	54,200	1,997,812
Spartan Stores, Inc.	67,773	1,413,067
Weis Markets, Inc.	20,200	696,294

		4,722,843

Food Products (0.6%)
B&G Foods, Inc.	25,700	282,700
Chiquita Brands International, Inc.*	39,800	919,778
Darling International, Inc.*	89,647	1,160,929
Flowers Foods, Inc.	12,647	313,013
J&J Snack Foods Corp.	13,183	362,137
Ralcorp Holdings, Inc.*	12,081	702,510
Tootsie Roll Industries, Inc.	19,372	488,165

		4,229,232

Health Care Equipment & Supplies (1.8%)
Abaxis, Inc.*	9,300	215,481
American Medical Systems Holdings, Inc.*	60,600	859,914
Analogic Corp.	8,265	549,953
Arthrocare Corp.*	15,800	526,930
CONMED Corp.*	12,210	313,064
Cutera, Inc.*	56,500	761,055
Datascope Corp.	10,100	418,443
Exactech, Inc.*	780	19,648
Haemonetics Corp.*	16,500	983,070
ICU Medical, Inc.*	36,400	1,047,228
IDEXX Laboratories, Inc.*	30,999	1,527,011
Immucor, Inc.*	19,000	405,460
Integra LifeSciences Holdings Corp.*	16,600	721,602
Invacare Corp.	12,573	280,127
Inverness Medical Innovations, Inc.*	24,500	737,450
Kinetic Concepts, Inc.*	10,640	491,887
Mentor Corp.	6,000	154,320
Sirona Dental Systems, Inc.*	15,000	404,550
SurModics, Inc.*	14,000	586,320
Synovis Life Technologies, Inc.*	9,908	155,357
Vital Signs, Inc.	14,900	754,685
Wright Medical Group, Inc.*	22,400	540,736

		12,454,291

Health Care Providers & Services (2.2%)
Air Methods Corp.*	2,245	108,591
AMERIGROUP Corp.*	24,101	658,680
AMN Healthcare Services, Inc.*	50,100	772,542
Amsurg Corp.*	16,134	382,053
Apria Healthcare Group, Inc.*	52,072	1,028,422
athenahealth, Inc.*	58,100	1,375,227
Five Star Quality Care, Inc.*	106,100	673,735
Hanger Orthopedic Group, Inc.	21,839	235,424
Healthspring, Inc.*	64,800	912,384
Healthways, Inc.*	71,550	2,528,577
Henry Schein, Inc.*	12,700	728,980
Hooper Holmes, Inc.*	254,800	165,620
Hythiam, Inc.*	312,179	377,737
Molina Healthcare, Inc.*	22,249	543,321
MWI Veterinary Supply, Inc.*	14,000	493,640
Owens & Minor, Inc.	43,895	1,726,829
Pediatrix Medical Group, Inc.*	13,187	888,804
PSS World Medical, Inc.*	41,100	684,726
WellCare Health Plans, Inc.*	10,952	426,580

		14,711,872

Health Care Technology (0.5%)
Allscripts Healthcare Solutions, Inc.*	124,600	1,285,872
Cerner Corp.*	20,150	751,192
Omnicell, Inc.*	72,050	1,448,205

		3,485,269

Hotels, Restaurants & Leisure (2.8%)
AFC Enterprises*	105,890	951,951
Ambassadors Group, Inc.	56,500	1,067,285
Bally Technologies, Inc.*	6,220	213,595
BJ’s Restaurants, Inc.*	57,662	830,909
Bob Evans Farms, Inc.	2,973	82,025
Burger King Holdings, Inc.	10,923	302,130
CBRL Group, Inc.	18,000	643,860
CEC Entertainment, Inc.*	3,652	105,470
Chipotle Mexican Grill, Inc., Class A*	8,051	913,225
Choice Hotels International, Inc.	6,349	216,564
Gaylord Entertainment Co.*	73,100	2,214,199
Great Wolf Resorts, Inc.*	80,170	511,485
Jack in the Box, Inc.*	1,665	44,739
P.F. Chang’s China Bistro, Inc.*	63,308	1,800,479
Premier Exhibitions, Inc.*	50,745	306,500
Ruby Tuesday, Inc.	184,600	1,384,500
Ruth’s Chris Steak House*	28,100	194,171
Scientific Games Corp., Class A*	100,900	2,129,999
Texas Roadhouse, Inc., Class A*	125,800	1,232,840
Vail Resorts, Inc.*	79,934	3,860,013

		19,005,939

Household Durables (0.7%)
Avatar Holdings, Inc.*	3,353	146,157
Blyth, Inc.	11,476	226,307
Champion Enterprises, Inc.*	47,000	471,410
iRobot Corp.*	38,900	665,579
KB HOME	10,000	247,300
M/I Homes, Inc.	20,500	348,090
Ryland Group, Inc.	12,400	407,836
Snap-on, Inc.	17,400	884,790
Tempur-Pedic International, Inc.	39,900	438,900
Tupperware Brands Corp.	23,546	910,759

		4,747,128

Household Products (0.3%)
Church & Dwight Co., Inc.	32,200	1,746,528

Industrial Conglomerate (0.1%)
Raven Industries, Inc.	12,037	364,721

Insurance (2.2%)
American Equity Investment Life Holding Co.	132,600	1,230,528
American Financial Group, Inc.	18,234	466,061
Amerisafe, Inc.*	3,091	39,070
Amtrust Financial Services, Inc.	22,350	362,294
Brown & Brown, Inc.	26,200	455,356
CNA Surety Corp.*	17,090	262,844
Commerce Group, Inc.	17,900	645,474
FBL Financial Group, Inc., Class A	23,400	666,666
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Nationwide Multi-Manager NVIT Small Company Fund

	Shares	Value
Common Stocks (continued)
United States (continued)
Harleysville Group, Inc.	11,200	$404,208
HCC Insurance Holdings, Inc.	16,950	384,596
Hilb, Rogal & Hobbs Co.	8,200	258,054
Infinity Property & Casualty Corp.	16,500	686,400
LandAmerica Financial Group, Inc.	12,700	501,269
Max Capital Group Ltd.	9,991	261,664
Navigators Group, Inc. (The)*	15,645	851,088
Philadelphia Consolidated Holding Co.*	20,000	644,000
Phoenix Cos., Inc. (The)	71,100	868,131
Presidential Life Corp.	48,100	838,864
Reinsurance Group of America, Inc.	20,796	1,132,134
Safety Insurance Group, Inc.	27,300	931,749
Selective Insurance Group	57,440	1,371,667
State Auto Financial Corp.	23,164	674,768
United Fire & Casualty Co.	9,760	365,024
Zenith National Insurance Corp.	16,500	591,690

		14,893,599

Internet & Catalog Retail (1.2%)
1-800-FLOWERS.COM, Inc., Class A*	20,804	177,042
Blue Nile, Inc.*	80,341	4,350,465
FTD Group, Inc.	23,813	319,571
GSI Commerce, Inc.*	69,741	917,094
PC Mall, Inc.*	22,657	240,844
priceline.com, Inc.*	6,535	789,820
Shutterfly, Inc.*	48,000	713,760
Stamps.com, Inc.*	64,100	657,666
Systemax, Inc.	22,541	271,844

		8,438,106

Internet Software & Services (2.3%)
Bankrate, Inc.*	59,302	2,958,577
Chordiant Software, Inc.*	124,956	753,485
CNET Networks, Inc.*	100,341	712,421
comScore, Inc.*	29,620	594,177
Constant Contact, Inc.*	51,650	747,892
DealerTrack Holdings, Inc.*	79,650	1,610,523
EarthLink, Inc.*	91,981	694,457
LoopNet, Inc.*	81,700	1,037,590
Ning, Inc.*(a)	63,095	451,129
Omniture, Inc.*	39,900	926,079
United Online, Inc.	81,600	861,696
ValueClick, Inc.*	19,300	332,925
VistaPrint Ltd.*	75,416	2,635,789
Vocus, Inc.*	51,300	1,354,320

		15,671,060

IT Services (1.3%)
Acxiom Corp.	36,735	436,045
CACI International, Inc., Class A*	25,000	1,138,750
CGI Group, Inc., Class A ADR — CA*	5,794	61,416
Forrester Research, Inc.*	66,027	1,754,998
Gevity HR, Inc.	105,304	911,933
Hewitt Associates, Inc., Class A*	6,268	249,278
Information Services Group, Inc.*	131,330	677,663
Mantech International Corp., Class A*	21,453	973,108
MAXIMUS, Inc.	23,444	860,629
MPS Group, Inc.*	55,200	652,464
NCI, Inc., Class A*	31,900	600,358
SRA International, Inc., Class A*	12,500	303,875

		8,620,517

Leisure Equipment & Products (0.4%)
Arctic Cat, Inc.	55,000	400,950
JAKKS Pacific, Inc.*	20,013	551,758
MarineMax, Inc.*	42,000	523,320
Nautilus, Inc.	93,000	305,970
Polaris Industries, Inc.	24,774	1,015,982

		2,797,980

Life Sciences Tools & Services (1.3%)
Bio-Rad Laboratories, Inc., Class A*	1,309	116,435
Dionex Corp.*	13,400	1,031,666
eResearchTechnology, Inc.*	14,921	185,319
Illumina, Inc.*	40,104	3,043,894
Invitrogen Corp.*	11,303	966,067
Techne Corp.*	51,922	3,497,466

		8,840,847

Machinery (2.8%)
Actuant Corp., Class A	6,262	189,175
AGCO Corp.*	11,500	688,620
Astec Industries, Inc.*	6,200	240,312
Axsys Technologies, Inc.*	1,482	73,922
Blount International, Inc.*	18,400	227,608
Bucyrus International, Inc., Class A	36,800	3,740,720
Cascade Corp.	11,600	571,996
Chart Industries, Inc.*	16,300	551,592
Clarcor, Inc.	39,800	1,414,890
Columbus McKinnon Corp.*	12,620	390,968
EnPro Industries, Inc.*	25,510	795,657
Graco, Inc.	3,200	116,032
Hardinge, Inc.	50,473	694,508
Joy Global, Inc.	7,850	511,506
Kennametal, Inc.	12,600	370,818
Middleby Corp.*	19,039	1,187,843
Mueller Industries, Inc.	29,390	847,902
Nordson Corp.	11,941	643,023
Robbins & Myers, Inc.	49,673	1,621,823
Sun Hydraulics Corp.	15,050	440,514
Titan Machinery, Inc.*	24,700	461,890
Toro Co.	11,611	480,579
Valmont Industries, Inc.	13,180	1,158,390
Wabtec Corp.	45,000	1,694,700

		19,114,988

Marine (0.1%)
Kirby Corp.*	12,721	725,097

Media (1.3%)
Arbitron, Inc.	17,780	767,385
CKX, Inc.	83,657	796,415
DreamWorks Animation SKG, Inc., Class A*	25,885	667,315
GateHouse Media, Inc.	66,500	388,360
Interactive Data Corp.	72,863	2,074,409
Journal Communications, Inc., Class A	62,100	458,298
Lakes Entertainment, Inc.*	46,938	207,466
Marvel Entertainment, Inc.*	30,713	822,801
Morningstar, Inc.*	31,662	1,942,464
Valassis Communications, Inc.*	35,168	381,573

		8,506,486

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Nationwide Multi-Manager NVIT Small Company Fund

	Shares	Value
Common Stocks (continued)
United States (continued)
Metals & Mining (1.3%)
AK Steel Holding Corp.	15,409	$838,558
Commercial Metals Co.	28,700	860,139
Compass Minerals International, Inc.	34,400	2,028,912
Gold Reserve, Inc.*	54,650	251,936
Haynes International, Inc.*	12,200	669,536
Hecla Mining Co.*	21,100	235,476
Iamgold Corp.	55,700	408,281
Kaiser Aluminum Corp.	13,073	905,959
Quanex Corp.	14,500	750,230
Reliance Steel & Aluminum Co.	5,900	353,174
Southern Copper Co.	338	35,095
Steel Dynamics, Inc.	26,800	885,472
Stillwater Mining Co.*	28,600	442,442
Worthington Industries, Inc.	22,000	371,140

		9,036,350

Multi-Utilities (0.1%)
Black Hills Corp.	18,100	647,618
PNM Resources, Inc.	24,600	306,762

		954,380

Multiline Retail (0.3%)
Big Lots, Inc.*	40,197	896,393
Dollar Tree, Inc.*	33,160	914,884

		1,811,277

Natural Gas Utilities (1.4%)
Atmos Energy Corp.	9,255	236,002
Energen Corp.	16,600	1,034,180
Laclede Group, Inc. (The)	39,100	1,393,133
National Fuel Gas Co.	3,365	158,862
New Jersey Resources Corp.	35,850	1,113,142
Nicor, Inc.	6,200	207,762
Northwest Natural Gas Co.	28,806	1,251,333
Piedmont Natural Gas Co.	29,600	777,296
South Jersey Industries, Inc.	9,500	333,545
Southern Union Co.	15,415	358,707
Southwest Gas Corp.	36,600	1,023,336
UGI Corp.	28,730	715,952
WGL Holdings, Inc.	32,800	1,051,568

		9,654,818

Office Electronics (0.1%)
Zebra Technologies Corp., Class A*	26,047	867,886

Oil, Gas & Consumable Fuels (4.9%)
Alon USA Energy, Inc.	36,300	552,123
Arena Resources, Inc.*	28,600	1,107,106
Berry Petroleum Co., Class A	38,100	1,771,269
Bill Barrett Corp.*	79,050	3,735,112
Bois d’Arc Energy, Inc.*	4,712	101,261
BPZ Resources, Inc.*	31,200	677,976
Cabot Oil & Gas Corp.	16,000	813,440
Carrizo Oil & Gas, Inc.*	45,389	2,690,206
Cimarex Energy Co.	8,000	437,920
Concho Resources, Inc.*	21,600	553,824
Contango Oil & Gas Co.*	37,662	2,433,342
Delek US Holdings, Inc.	33,400	423,178
Energy Partners Ltd.*	56,800	537,896
Evergreen Energy, Inc.*	229,260	353,060
Foundation Coal Holdings, Inc.	22,300	1,122,359
Frontier Oil Corp.	2,518	68,641
GMX Resources, Inc.*	26,684	932,072
Holly Corp.	4,426	192,133
Mariner Energy, Inc.*	21,900	591,519
Massey Energy Co.	24,227	884,286
Newfield Exploration Co.*	35,250	1,862,962
Parallel Petroleum Corp.*	34,500	675,165
Penn Virginia Corp.	27,300	1,203,657
PetroHawk Energy Corp.*	22,190	447,572
RAM Energy Resources, Inc.*	241,530	1,188,328
Rex Energy Corp.*	25,000	416,000
St. Mary Land & Exploration Co.	51,400	1,978,900
Stone Energy Corp.*	28,525	1,492,143
Swift Energy Co.*	32,600	1,466,674
Tesoro Corp.	6,831	204,930
US BioEnergy Corp.*	53,300	314,470
USEC, Inc.*	100,100	370,370
W&T Offshore, Inc.	35,046	1,195,419
Western Refining, Inc.	36,700	494,349

		33,289,662

Paper & Forest Products (0.2%)
Buckeye Technologies, Inc.*	65,197	727,599
Wausau Paper Corp.	80,800	667,408

		1,395,007

Personal Products (1.2%)
Alberto-Culver Co.	70,800	1,940,628
Bare Escentuals, Inc.*	68,750	1,610,125
Elizabeth Arden, Inc.*	28,340	565,383
Nu Skin Enterprises, Inc., Class A	57,100	1,028,942
Physicians Formula Holdings, Inc.*	101,946	909,358
Prestige Brands Holdings, Inc.*	215,600	1,763,608

		7,818,044

Pharmaceuticals (0.7%)
King Pharmaceuticals, Inc.*	50,111	435,966
KV Pharmaceutical Co., Class A*	18,456	460,662
Microbia, Inc.*(a)	93,487	584,294
Perrigo Co.	21,164	798,518
Sciele Pharma, Inc.*	46,300	902,850
Viropharma, Inc.*	6,026	53,872
Vivus, Inc.*	53,343	321,658
Watson Pharmaceuticals, Inc.*	29,960	878,427

		4,436,247

Real Estate Investment Trusts (REITs) (2.8%)
Agree Realty Corp.	862	23,662
Arbor Realty Trust, Inc.	50,300	758,524
Ashford Hospitality Trust, Inc.	336,200	1,909,616
Capital Trust, Inc., Class A	25,300	681,835
CBRE Realty Finance, Inc.	148,700	599,261
Cedar Shopping Centers, Inc.	43,080	503,174
Deerfield Capital Corp.	75,600	106,596
DiamondRock Hospitality Co.	44,300	561,281
Duke Realty Corp.	15,300	348,993
Education Realty Trust, Inc.	1,455	18,289
Entertainment Properties Trust	17,700	873,141
Equity Lifestyle Properties, Inc.	24,556	1,212,330
Essex Property Trust, Inc.	5,170	589,277
Extra Space Storage, Inc.	33,520	542,689
First Industrial Realty Trust, Inc.	37,900	1,170,731
Getty Realty Corp.	35,300	562,329
Gramercy Capital Corp.	60,914	1,274,930
Healthcare Realty Trust, Inc.	2,000	52,300
Hersha Hospitality Trust	164,100	1,481,823
Lexington Realty Trust	89,629	1,291,554
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Nationwide Multi-Manager NVIT Small Company Fund

	Shares	Value
Common Stocks (continued)
United States (continued)
MFA Mortgage Investments, Inc.	103,370	$651,231
National Health Investors, Inc.	8,300	259,375
NorthStar Realty Finance Corp.	47,700	389,709
Omega Healthcare Investors, Inc.	18,580	322,549
Pennsylvania Real Estate Investment Trust	22,900	558,531
Senior Housing Properties Trust	18,755	444,493
Taubman Centers, Inc.	22,589	1,176,887
Washington Real Estate Investment Trust	22,600	755,292

		19,120,402

Real Estate Management & Development (0.2%)
Consolidated-Tomoka Land Co.	7,294	408,829
FX Real Estate and Entertainment, Inc.*	12,053	70,872
Housevalues, Inc.*	57,904	136,653
Jones Lang LaSalle, Inc.	6,464	499,926

		1,116,280

Road & Rail (1.8%)
Arkansas Best Corp.	28,401	904,856
Celadon Group, Inc.*	177,300	1,716,264
Con-way, Inc.	8,986	444,627
Heartland Express, Inc.	26,333	375,509
J.B. Hunt Transport Services, Inc.	116,200	3,652,166
Kansas City Southern*	97,850	3,924,763
Landstar System, Inc.	12,726	663,788
Old Dominion Freight Line, Inc.*	6,061	192,922
Werner Enterprises, Inc.	14,570	270,419

		12,145,314

Semiconductors & Semiconductor Equipment (1.0%)
Amkor Technology, Inc.*	28,130	300,991
Cohu, Inc.	32,400	526,500
Integrated Device Technology, Inc.*	157,000	1,402,010
OmniVision Technologies, Inc.*	6,098	102,568
Pericom Semiconductor Corp.*	10,951	160,761
RF Micro Devices, Inc.*	80,900	215,194
Sigma Designs, Inc.*	10,394	235,632
Skyworks Solutions, Inc.*	53,683	390,812
Standard Microsystems Corp.*	41,371	1,207,206
Tessera Technologies, Inc.*	29,310	609,648
Ultra Clean Holdings, Inc.*	48,900	479,220
Varian Semiconductor Equipment Associates, Inc.*	15,981	449,865
Zoran Corp.*	33,900	463,074

		6,543,481

Software (4.4%)
Ansys, Inc.*	16,396	565,990
Blackbaud, Inc.	181,750	4,412,890
Blackboard, Inc.*	130,551	4,351,265
BladeLogic, Inc.*	53,150	1,490,857
Commvault Systems, Inc.*	67,750	840,100
Compuware Corp*	93,100	683,354
Concur Technologies, Inc.*	41,250	1,280,812
EPIQ Systems, Inc.*	93,130	1,445,377
FactSet Research Systems, Inc.	60,093	3,237,210
JDA Software Group, Inc.*	12,175	222,194
Magma Design Automation, Inc.*	49,200	470,844
Mentor Graphics Corp.*	25,840	228,167
MICROS Systems, Inc.*	123,603	4,160,477
Monotype Imaging Holdings, Inc.*	47,834	722,772
NetSuite, Inc.*	24,660	531,176
Parametric Technology Corp.*	47,600	760,648
Quest Software, Inc.*	66,100	863,927
Radiant Systems, Inc.*	9,546	133,358
Solera Holdings, Inc.*	33,235	809,605
SPSS, Inc.*	22,706	880,539
Sybase, Inc.*	45,729	1,202,673
Synopsys, Inc.*	31,308	711,005

		30,005,240

Specialty Retail (2.4%)
America’s Car-Mart, Inc.	8,700	109,533
Asbury Automotive Group, Inc.	56,680	779,917
Brown Shoe Co., Inc.	31,800	479,226
Buckle, Inc. (The)	7,428	332,254
Cabela’s, Inc., Class A*	46,100	652,776
Cache, Inc.*	43,100	486,599
Christopher & Banks Corp.	30,000	299,700
Citi Trends, Inc.*	47,591	878,054
Coldwater Creek, Inc.*	81,300	410,565
Collective Brands, Inc.*	50,900	616,908
DSW, Inc., Class A*	16,000	207,200
Guess?, Inc.	10,000	404,700
Gymboree Corp.*	35,359	1,410,117
Haverty Furniture Cos., Inc.	56,600	602,224
Hibbett Sports, Inc.*	33,800	521,872
J Crew Group, Inc.*	8,645	381,850
Jos. A. Bank Clothiers, Inc.*	38,808	795,564
Lithia Motors, Inc., Class A	6,800	69,088
Men’s Wearhouse, Inc.	43,700	1,016,899
New York & Co., Inc.*	20,200	115,948
O’Reilly Automotive, Inc.*	86,780	2,474,965
Office Depot, Inc.*	43,000	475,150
Pacific Sunwear of California, Inc.*	33,000	416,130
Rent-A-Center, Inc.*	13,495	247,633
Sally Beauty Holdings, Inc.*	46,600	321,540
Stage Stores, Inc.	41,100	665,820
Talbots, Inc.	17,051	183,810
Tractor Supply Co.*	10,100	399,152
Zumiez, Inc.*	43,400	680,946

		16,436,140

Textiles, Apparel & Luxury Goods (1.3%)
American Apparel, Inc.*	49,591	468,635
Carter’s, Inc.*	41,020	662,473
Crocs, Inc.*	76,000	1,327,720
Fossil, Inc.*	31,398	958,895
Iconix Brand Group, Inc.*	46,173	801,101
Maidenform Brands, Inc.*	10,262	166,963
Movado Group, Inc.	5,599	109,124
Oxford Industries, Inc.	7,820	176,185
Perry Ellis International, Inc.*	9,381	204,787
Phillips-Van Heusen Corp.	35,400	1,342,368
Skechers USA, Inc., Class A*	7,900	159,659
Warnaco Group, Inc. (The)*	18,193	717,532
Wolverine World Wide, Inc.	47,600	1,380,876

		8,476,318

Thrifts & Mortgage Finance (0.5%)
BankUnited Financial Corp., Class A	36,000	180,360
Brookline Bancorp, Inc.	33,100	379,988
Charter Financial Corp.	1,291	41,183
Dime Community Bancshares	32,650	570,722
Flushing Financial Corp.	24,000	421,920
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Nationwide Multi-Manager NVIT Small Company Fund

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
United States (continued)
PFF Bancorp, Inc.	71,800	$597,376
TrustCo Bank Corp. NY	25,400	225,806
ViewPoint Financial Group	21,400	353,314
Westfield Financial, Inc.	41,200	402,524

		3,173,193

Trading Companies & Distributors (0.4%)
Applied Industrial Technologies, Inc.	21,000	627,690
Beacon Roofing Supply, Inc.*	28,100	281,000
H&E Equipment Services, Inc.*	11,700	147,069
Interline Brands, Inc.*	21,700	402,535
Kaman Corp.	19,483	551,174
United Rentals, Inc.*	9,000	169,560
WESCO International, Inc.*	22,210	810,443

		2,989,471

Wireless Telecommunication Services (0.2%)
Centennial Communications Corp.*	117,200	692,652
Syniverse Holdings, Inc.*	59,665	994,019

		1,686,671

		499,407,346

Total Common Stocks		652,444,042

Exchange Traded Funds (0.5%)
Australian Infrastructure Fund(a)	460,308	1,146,550
Hastings Diversified Utilities Fund(a)	96,996	238,160
Ishares MSCI EAFE Small Cap Index Fund	40,000	1,854,400

Total Exchange Traded Funds		3,239,110

Rights (0.0%)
United States (0.0%)
FX Real Estate and Entertainment, Inc., Expiring 4/14/08*	6,026	482
MCG Capital Corp., Expiring 4/21/08*	9,714	10,394

Total Rights		10,876

Warrants* (0.0%)
United States (0.0%)
Hythiam, Inc. , 0.00%, Expiring 11/06/12*	43,900	0

Mutual Funds (2.8%)
AIM Liquid Assets Portfolio	19,181,593	19,181,593

Total Investments
(Cost $676,069,893) (b) — 99.9%		674,875,621

Other assets in excess of liabilities — 0.1%		632,237

NET ASSETS — 100.0%		$675,507,858

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
Nationwide NVIT Money Market Fund

	Principal
	Amount	Value
Asset-Backed Commercial Paper (1.4%)(a) (b)
Asset-Backed — Trade & Term Receivables (1.4%)
Falcon Asset Securitization Corp.
2.75%, 04/11/08	$10,015,000	$10,007,349
2.75%, 04/18/08	10,000,000	9,987,014
Variable Funding Capital Corp., 2.80%, 04/03/08	15,000,000	14,997,667

Total Asset-Backed Commercial Paper		34,992,030

Certificates of Deposit (3.8%)
Banks — Domestic (0.6%)(d)
Wachovia Corp., 2.73%, 10/28/08	15,000,000	14,993,619

Banks — Foreign (3.2%)
Bank of Ireland
5.44%, 06/16/08	23,000,000	23,000,000
3.06%, 11/14/08(d)	20,000,000	20,000,000
HBOS Treasury Services PLC, 5.40%, 06/13/08	20,000,000	20,000,000
Natixis, 3.15%, 04/08/08(d)	20,000,000	20,000,019

		83,000,019

Total Certificates of Deposit		97,993,638

Commercial Paper (73.8%)
Agricultural Services (2.9%)(a) (b)
Archer Daniels Midland Co.
2.55%, 04/22/08	5,000,000	4,992,562
3.01%, 04/29/08	23,600,000	23,544,750
2.97%, 05/02/08	10,000,000	9,974,425
Cargill, Inc., 2.65%, 04/10/08	35,000,000	34,976,500

		73,488,237

Banks — Domestic (6.0%)
Bank of America Corp.
2.96%, 04/25/08	15,000,000	14,970,400
2.76%, 06/09/08	15,000,000	14,920,650
Citigroup Funding
2.61%, 05/01/08	15,000,000	14,967,375
2.58%, 05/02/08	15,000,000	14,966,675
J.P. Morgan Chase & Co., 2.45%, 04/22/08	10,000,000	9,985,708
KBC Financial Products(a) (b)
3.04%, 04/21/08	1,050,000	1,048,227
3.00%, 04/23/08	10,000,000	9,981,667
State Street Corp.
2.91%, 04/10/08	12,000,000	11,991,270
2.93%, 04/14/08	10,000,000	9,989,419
2.65%, 05/15/08	15,000,000	14,951,417
Wells Fargo & Co., 2.42%, 04/30/08	35,000,000	34,931,769

		152,704,577

Banks — Foreign (14.4%)
Anz National (Int’l) Ltd., 2.55%, 05/19/08(b)	25,000,000	24,915,000
ANZ National Int’l Ltd., 2.60%, 05/21/08(b)	7,200,000	7,173,481
DNB Nor Bank(a) (b)
2.75%, 04/10/08	10,000,000	9,993,125
3.02%, 04/15/08	12,000,000	11,985,907
3.05%, 04/16/08	14,300,000	14,281,827
3.00%, 04/30/08	360,000	359,130
Dresdner U.S. Finance, Inc., 2.91%, 04/02/08	20,000,000	19,998,383
Kommunalkredit Austria, 2.64%, 11/21/08(a)(d)	22,500,000	22,500,000
Natexis Banques Populaires USF, LLC, 2.85%, 05/01/08	17,000,000	16,959,625
National Australia Funding (DE)(a) (b)
2.92%, 04/04/08	10,000,000	9,997,567
2.59%, 05/09/08	25,000,000	24,931,653
Royal Bank of Canada
2.48%, 04/24/08	10,000,000	9,984,155
2.61%, 04/28/08	10,000,000	9,980,425
2.66%, 04/30/08	10,000,000	9,978,572
Scotiabanc, Inc.
4.55%, 04/01/08	20,000,000	20,000,000
4.04%, 04/11/08	10,000,000	9,988,778
Societe Generale North Americana
4.25%, 04/11/08	6,000,000	5,992,917
4.06%, 04/14/08	13,000,000	12,980,941
3.89%, 04/15/08	8,000,000	7,987,898
Svenska Handelsbank, Inc., 3.81%, 04/16/08	35,000,000	34,944,437
Toronto-Dominion Holdings (USA)(a) (b)
3.05%, 04/07/08	5,000,000	4,997,458
2.44%, 04/24/08	10,000,000	9,984,443
3.10%, 04/25/08	10,000,000	9,979,333
3.06%, 05/28/08	12,000,000	11,941,955
Unicredito Italiano, 2.87%, 04/08/08(a)(b)	15,000,000	14,991,588
Westpac Capital Corp., 4.36%, 04/08/08(a)(b)	30,000,000	29,974,567

		366,803,165

Chemicals-Diversified (6.4%)
Abbott Laboratories(a) (b)
2.15%, 04/03/08	22,000,000	21,997,372
2.12%, 04/10/08	10,000,000	9,994,700
Air Products & Chemicals
2.37%, 04/03/08(a) (b)	15,000,000	14,998,025
2.25%, 04/11/08	20,000,000	19,987,500
Colgate-Palmolive Co., 2.10%, 04/18/08	30,000,000	29,970,250
Pfizer, Inc., 2.70%, 04/08/08	35,900,000	35,881,153
Procter & Gamble Co., 2.10%, 04/30/08	30,000,000	29,949,250

		162,778,250

Diversified Manufacturing (7.9%
Danaher Corp.
2.30%, 04/04/08	27,000,000	26,994,804
2.30%, 04/07/08	7,500,000	7,497,125
Dover Corp., 2.81%, 04/04/08(a) (b)	30,000,000	29,992,975
Honeywell International, 2.22%, 04/11/08(a) (b)	15,000,000	14,990,750
McGraw-Hill Cos., Inc., 2.55%, 04/01/08	5,000,000	5,000,000
Parker-Hannifin Corp.(a) (b)
2.86%, 04/01/08	17,150,000	17,150,000
2.80%, 04/03/08	7,019,000	7,017,908
2.70%, 04/11/08	12,000,000	11,991,000
Pitney Bowes, Inc.(a) (b)
2.23%, 04/03/08	10,000,000	9,998,761
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Nationwide NVIT Money Market Fund

	Principal
	Amount	Value
Commercial Paper (continued)
Diversified Manufacturing (continued)
2.23%, 04/04/08	$20,000,000	$19,996,283
Scripps, E.W. Co., 2.40%, 04/01/08(a) (b)	13,500,000	13,500,000
Siemens Capital Co. LLC(a) (b)
2.63%, 04/09/08	7,000,000	6,995,909
2.81%, 05/05/08	30,000,000	29,920,384

		201,045,899

Financial Services (12.0%)
ABN Amro NA Finance, Inc.
2.42%, 04/04/08	6,705,000	6,703,648
2.76%, 04/07/08	9,266,000	9,261,738
2.47%, 04/18/08	14,300,000	14,283,321
American General Finance Corp.
2.50%, 04/07/08	10,000,000	9,995,833
2.50%, 04/22/08	20,000,000	19,970,833
Avon Capital Corp.(a) (b)
2.35%, 04/03/08	5,000,000	4,999,347
2.97%, 04/22/08	25,000,000	24,956,687
Fortis Funding LLC(a) (b)
2.49%, 04/03/08	15,000,000	14,997,867
3.00%, 04/07/08	5,000,000	4,997,500
2.74%, 04/29/08	10,000,000	9,978,689
2.70%, 05/13/08	6,600,000	6,579,210
ING U.S. Funding
3.00%, 04/14/08	5,000,000	4,994,583
3.10%, 04/18/08	5,000,000	4,992,681
2.98%, 04/29/08	5,000,000	4,988,411
2.50%, 04/30/08	8,000,000	7,983,889
2.50%, 06/18/08	25,000,000	24,864,583
John Deere Capital Corp.
2.32%, 04/02/08	8,000,000	7,999,484
2.95%, 04/10/08	5,000,000	4,996,313
2.30%, 04/30/08	15,500,000	15,471,282
2.45%, 05/07/08	6,407,000	6,391,303
Nordea North America, Inc., 2.45%, 04/09/08	30,000,000	29,983,667
Prudential Funding
2.85%, 04/11/08	25,000,000	24,980,208
2.90%, 04/14/08	10,000,000	9,989,528
Rabobank U.S. Finance Corp.
2.50%, 04/07/08	2,700,000	2,698,875
2.70%, 04/14/08	15,000,000	14,985,375
2.59%, 04/25/08	15,000,000	14,974,150

		307,019,005

Food-Diversified (3.7%)
Coca Cola Co., 2.18%, 04/14/08(a) (b)	20,000,000	19,984,255
Nestle Finance France SA(a) (b)
2.80%, 04/17/08	19,320,000	19,295,735
2.73%, 04/18/08	5,000,000	4,993,554
2.74%, 05/02/08	10,000,000	9,976,406
2.20%, 06/10/08	5,527,000	5,503,357
Pepsico, Inc.
2.15%, 04/28/08	20,000,000	19,967,750
2.15%, 04/29/08	10,000,000	9,983,278
Wal-Mart Stores, Inc., 2.80%, 04/01/08	4,200,000	4,200,000

		93,904,335

Industrial Machinery & Equipment (3.0%)
Becton, Dickinson & Co., 2.23%, 04/28/08	25,086,000	25,044,473
Caterpillar Financial Services Corp.
2.77%, 04/02/08	4,847,000	4,846,627
2.21%, 04/15/08	5,000,000	4,995,703
2.15%, 04/30/08	17,000,000	16,970,557
Illinois Tool Works, Inc.
2.70%, 04/02/08	20,000,000	19,998,500
2.23%, 04/16/08	4,592,000	4,587,733

		76,443,593

Insurance (3.9%)(b)
Allianz Finance Corp.(a)
2.88%, 04/07/08	3,000,000	2,998,560
2.93%, 04/14/08	30,000,000	29,968,258
2.97%, 04/22/08	5,000,000	4,991,338
New York Life Capital Corp.
2.83%, 04/03/08	8,000,000	7,998,742
2.25%, 04/18/08	24,428,000	24,402,003
Pacific Life Insurance, 2.30%, 04/07/08(a)	30,000,000	29,988,500

		100,347,401

Malt Beverages (0.8%
Anheuser-Busch, 2.25%, 04/01/08	20,000,000	20,000,000

Motor Vehicle Parts and Accessories (3.6%)
American Honda Finance Corp, 2.55%, 04/23/08	10,000,000	9,984,417
Harley-Davidson Funding Corp.(a) (b)
2.20%, 04/22/08	10,000,000	9,987,167
2.15%, 05/16/08	10,000,000	9,973,125
2.15%, 05/19/08	11,000,000	10,968,466
Toyota Motor Credit Corp.
2.90%, 04/10/08	5,000,000	4,996,375
2.15%, 05/12/08	15,000,000	14,963,271
2.88%, 05/15/08	10,000,000	9,964,800
2.85%, 05/16/08	20,000,000	19,928,750

		90,766,371

Oil & Gas (2.6%)(a) (b)
BP Capital Markets PLC, 2.50%, 04/11/08	35,000,000	34,975,694
ConocoPhillips
2.30%, 04/10/08	5,000,000	4,997,125
2.90%, 04/24/08	6,100,000	6,088,698
2.20%, 05/22/08	4,400,000	4,386,287
ConocoPhillips Qatar Funding Ltd., 2.48%, 06/03/08	15,000,000	14,934,900

		65,382,704

Personal Credit Institutions (3.4%)
General Electric Capital Corp.
5.15%, 04/08/08	15,362,000	15,346,631
4.80%, 04/15/08	5,000,000	4,990,667
2.89%, 04/30/08	2,680,000	2,673,761
2.89%, 05/14/08	15,000,000	14,948,221
2.37%, 06/03/08	10,000,000	9,958,525
HBOS Treasury Services, 3.07%, 11/07/08(d)	10,000,000	10,000,000
HSBC Finance Corp.
2.88%, 04/17/08	15,000,000	14,980,800
2.43%, 05/12/08	15,000,000	14,958,487

		87,857,092

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Nationwide NVIT Money Market Fund

	Principal
	Amount	Value
Commercial Paper (continued)
Short-Term Business Credit (1.5%)
American Express Credit Corp.
2.65%, 04/28/08	$8,000,000	$7,984,100
2.82%, 04/30/08	25,000,000	24,943,208
2.50%, 05/05/08	5,000,000	4,988,195

		37,915,503

Telecommunications (1.2%)(a) (b)
AT&T, Inc.
2.38%, 04/01/08	20,000,000	20,000,000
2.38%, 04/02/08	10,000,000	9,999,339

		29,999,339

Utilities (0.5%)
FPL Group Capital, Inc.
2.75%, 04/01/08	4,200,000	4,200,000
2.82%, 04/03/08	8,000,000	7,998,747

		12,198,747

Total Commercial Paper		1,878,654,218

Corporate Bonds (6.9%)
Banks — Mortgage (0.5%)(a) (d)
Northern Rock PLC, 2.99%, 10/08/08	12,500,000	12,500,000

Insurance (1.5%)(d)
Allstate Life Global Funding(a)
3.13%, 11/07/08	15,000,000	15,000,000
2.73%, 11/27/08	12,500,000	12,500,000
Lloyds TSB Group PLC, 2.97%, 11/06/08	10,000,000	10,000,000

		37,500,000

Motor Vehicle Parts and Accessories (1.4%)(d)
American Honda Finance, 3.15%, 08/06/08	35,000,000	35,000,000

Security Brokers & Dealers (3.5%)
Goldman Sachs Group, Inc.(b)
5.42%, 06/04/08	30,000,000	30,000,000
3.33%, 11/24/08(d)	30,000,000	30,000,000
Morgan Stanley Dean Witter, 3.27%, 12/03/08(d)	30,000,000	30,000,000

		90,000,000

Total Corporate Bonds		175,000,000

Collateralized Debt Obligation (0.5%)(d)
Consumer Finance (0.5%)
Commodore I Ltd., 2.98%, 06/12/08	13,926,340	13,926,340

Government Mortgage-Backed Agencies (9.4%)
U.S. Government Agencies (9.4%)
Federal Home Loan Bank System
2.75%, 04/18/08	10,000,000	9,987,014
2.76%, 04/23/08	20,000,000	19,966,267
2.71%, 05/14/08	24,000,000	23,922,313
4.50%, 11/07/08	20,000,000	20,000,000
Federal Home Loan Mortgage Corp.
2.70%, 04/07/08	5,377,000	5,374,580
2.67%, 04/14/08	10,000,000	9,990,358
2.55%, 04/18/08	6,371,000	6,363,328
2.85%, 04/25/08	19,505,000	19,467,941
2.87%, 04/28/08	25,000,000	24,946,187
2.12%, 05/09/08	5,095,000	5,083,599
Federal National Mortgage Assoc.
1.65%, 04/01/08	50,000,000	50,000,000
2.70%, 04/02/08	10,000,000	9,999,253
2.68%, 04/25/08	25,000,000	24,955,333
2.70%, 04/30/08	8,238,000	8,220,590

Total Government Mortgage-Backed Agencies		238,276,763

	Shares or
	Principal
	Amount	Value
Municipal Bond (1.6%)(d)
Florida (1.6%)
Florida Hurricane Catastrophe, 3.03%, 11/14/08	$40,000,000	$40,000,000

U.S. Government Agency & Obligations (2.3%)(c)
U.S. Treasury Bills
2.07%, 08/07/08	50,000,000	49,632,000
2.04%, 08/14/08	10,000,000	9,923,500

Total U.S. Government Agency & Obligations		59,555,500

Total Investments
(Cost $2,538,398,489) (e) — 99.7%		2,538,398,489

Other assets in excess of liabilities — 0.3%		7,973,586

NET ASSETS — 100.0%		$2,546,372,075

(a)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.

(b)	Restricted securities issued pursuant to Section 4(2) of the Securities Act of 1933. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	The rate reflected in the Statement of Investments is the effective yield as of March 31, 2008.

(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2008. The maturity date represents the actual maturity date.

(e)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

DE	Germany
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
Nationwide NVIT Money Market Fund II

	Principal
	Amount	Value
Commercial Paper (101.9%)(a)
Agricultural Services (0.2%)(b) (c)
Cargill, Inc., 2.50%, 04/04/08	$560,000	$559,883

Banks — Domestic (11.3%)
Citigroup Funding, 2.30%, 04/02/08	8,000,000	7,999,489
J.P. Morgan Chase & Co., 2.14%, 04/07/08	10,000,000	9,996,433
State Street Corp., 2.30%, 04/01/08	8,200,000	8,200,000
Wells Fargo & Co., 2.39%, 04/03/08	8,000,000	7,998,938

		34,194,860

Banks — Foreign (3.7%)
Dresdner U.S. Finance, 2.89%, 04/01/08	11,000,000	11,000,000

Beverages (6.6%)
Coca-Cola Co., 2.20%, 04/07/08(b) (c)	10,000,000	9,996,333
Pepsi Bottling Group, Inc., 2.35%, 04/08/08	10,000,000	9,995,431

		19,991,764

Chemicals-Diversified (3.3%)(b) (c)
Air Products & Chemicals, 2.35%, 04/01/08	10,000,000	10,000,000

Diversified Manufacturing (7.0%)
Danaher Corp., 2.30%, 04/01/08	10,000,000	10,000,000
Scripps, E.W. Co., 2.40%, 04/01/08(b) (c)	11,000,000	11,000,000

		21,000,000

Financial Services (18.6%)
American Express Credit Corp., 2.05%, 04/03/08	10,000,000	9,998,861
American General Finance Corp., 3.02%, 04/03/08	8,000,000	7,998,658
Avon Capital Corp., 2.50%, 04/02/08(b) (c)	3,000,000	2,999,791
Fortis Funding LLC, 2.70%, 04/03/08(b) (c)	10,000,000	9,998,500
John Deere Capital Corp., 2.32%, 04/02/08	7,000,000	6,999,549
Prudential Funding, 2.05%, 04/03/08	7,000,000	6,999,203
Rabobank U.S.A. Finance Corp., 2.49%, 04/01/08	11,000,000	11,000,000

		55,994,562

Insurance (3.9%)
AIG Funding, 2.45%, 04/01/08	3,000,000	3,000,000
Allianz Finance Corp., 2.40%, 04/01/08(b) (c)	8,793,000	8,793,000

		11,793,000

Malt Beverages (3.6%)
Anheuser-Busch, 2.25%, 04/01/08	11,000,000	11,000,000

Motor Vehicle Parts and Accessories (6.3%)
American Honda Finance Corp., 2.20%, 04/01/08(b)	9,000,000	9,000,000
Toyota Motor Credit Corp., 2.14%, 04/07/08	10,000,000	9,996,433
		18,996,433

Oil & Gas (3.6%)(b) (c)
ConocoPhillips, 2.75%, 04/01/08	11,000,000	11,000,000

Personal Credit Institutions (7.0%)
General Electric Capital Corp., 2.25%, 04/04/08	10,000,000	9,998,125
ING U.S. Funding
2.63%, 04/01/08	2,000,000	2,000,000
2.65%, 04/04/08	9,000,000	8,998,013

		20,996,138

Pharmaceutical Preparations (3.3%)(b) (c)
Abbott Laboratories, 2.10%, 04/15/08	10,000,000	9,991,833

Printing & Publishing (3.3%)
McGraw-Hill Cos., Inc., 2.40%, 04/08/08	10,000,000	9,995,334

Retail (3.3%)(b) (c)
Pitney Bowes, Inc., 2.23%, 04/04/08	10,000,000	9,998,142

Telecommunications (3.3%)(b) (c)
AT&T, Inc., 2.38%, 04/02/08	10,000,000	9,999,339

Transportation (3.3%)(b) (c)
United Parcel Service, Inc., 2.16%, 04/01/08	10,000,000	10,000,000

U.S. Government Agencies (10.3%)
Federal Home Loan Bank, 1.50%, 04/01/08	11,000,000	11,000,000
Federal Home Loan Mortgage Corp., 1.75%, 04/01/08	9,000,000	9,000,000
Federal National Mortgage Assoc., 1.35%, 04/01/08	11,000,000	11,000,000

		31,000,000

Total Commercial Paper		307,511,288

Total Investments
(Cost $307,511,288) (d) — 101.9%		307,511,288

Liabilities in excess of other assets — (1.9)%		(5,631,611)

NET ASSETS — 100.0%		$301,879,677

(a)	The rate reflected in the Statement of Investments is the effective yield as of March 31, 2008.

(b)	Restricted securities issued pursuant to Section 4(2) of the Securities Act of 1933. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2008, all such securities in total represented 28.27% of net assets.

(d)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
JP Morgan NVIT Balanced Fund

	Shares	Value
Common Stocks (61.5%)
Australia (0.4%)
Airline (0.1%)(a)
Qantas Airways Ltd.	21,745	$78,312

Capital Markets (0.0%)
Macquarie Group Ltd.	868	41,891

Commercial Banks (0.1%)(a)
Australia & New Zealand Banking Group Ltd.	3,329	69,064
Commonwealth Bank of Australia	699	26,855
National Australia Bank Ltd.	1,041	28,783
Westpac Banking Corp.	1,325	28,912

		153,614

Commercial Services & Supplies (0.0%)(a)
Brambles Ltd.	3,691	33,730

Metals & Mining (0.2%)(a)
BHP Billiton Ltd.	5,874	192,983
International Ferro Metals Ltd.*	18,283	51,151

		244,134

Multi-Utility (0.0%)(a)
AGL Energy Ltd.	36	364

Oil, Gas & Consumable Fuels (0.0%)(a)
Woodside Petroleum Ltd.	1,029	51,125

Transportation Infrastructure (0.0%)(a)
Macquarie Infrastructure Group	18,000	45,933

		649,103

Austria (0.1%)(a)
Diversified Telecommunication Services (0.1%)
Telekom Austria AG	5,174	106,864

Oil, Gas & Consumable Fuels (0.0%)
OMV AG	1,461	96,555

		203,419

Belgium (0.1%)(a)
Chemicals (0.0%)
Solvay SA	366	46,661

Diversified Financial Services (0.1%)
Fortis	2,463	61,883
Fortis NV	1,613	40,493

		102,376

		149,037

Bermuda (1.0%)
Electronic Equipment & Instruments (0.2%)
Tyco Electronics Ltd.	8,500	291,720

Energy Equipment & Services (0.0%)
Nabors Industries Ltd.*	1,700	57,409

Household Durables (0.0%)
Helen of Troy Ltd.*	700	11,739

Insurance (0.5%)
ACE Ltd.	4,870	268,142
Argo Group International Holdings Ltd.*	753	26,747
Aspen Insurance Holdings Ltd.	1,000	26,380
Axis Capital Holdings Ltd.	8,450	287,131
Platinum Underwriters Holdings Ltd.	800	25,968
RenaissanceRe Holdings Ltd.	1,800	93,438
XL Capital Ltd., Class A	400	11,820

		739,626

IT Services (0.2%)
Accenture Ltd., Class A	9,100	320,047
Genpact Ltd.*	4,900	60,025

		380,072

Machinery (0.1%)
Ingersoll-Rand Co. Ltd., Class A	2,200	98,076

Pharmaceutical (0.0%)
Warner Chilcott Ltd., Class A*	3,000	54,000

		1,632,642

Canada (0.0%)
Pharmaceutical (0.0%)
Cardiome Pharma Corp.*	925	7,770

Cayman Islands (0.2%)
Computers & Peripherals (0.0%)
Seagate Technology	3,450	72,243

Food Products (0.1%)
Fresh Del Monte Produce, Inc.*	2,350	85,540

Personal Products (0.1%)
Herbalife Ltd.	2,200	104,500

		262,283

Denmark (0.1%)(a)
Marine (0.0%)
A P Moller — Maersk AS, Class A	4	44,506

Pharmaceutical (0.1%)
Novo Nordisk AS, Class B	2,288	157,469

		201,975

Finland (0.3%)(a)
Commercial Services & Supplies (0.0%)
Poyry OYJ	566	14,063

Communications Equipment (0.1%)
Nokia OYJ	6,858	216,491

Construction & Engineering (0.1%)
YIT OYJ	2,508	71,262

Industrial Conglomerate (0.0%)
Ruukki Group OYJ*	10,522	37,844

Machinery (0.1%)
Konecranes OYJ	1,648	63,549

		403,209

France (1.0%)
Chemicals (0.1%)(a)
Arkema	1,861	104,301

Commercial Banks (0.1%)
BNP Paribas(a)	1,143	115,241
Societe Generale*	86	8,226
Societe Generale(a)	846	82,773

		206,240

Construction Materials (0.1%)(a)
Lafarge SA	962	167,147

Electrical Equipment (0.1%)(a)
Alstom	348	75,379
Schneider Electric SA	161	20,796

		96,175

Insurance (0.1%)(a)
AXA SA	2,861	103,465
SCOR SE	3,387	80,674

		184,139

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
JP Morgan NVIT Balanced Fund

	Shares	Value
Common Stocks (continued)
France (continued)
IT Services (0.1%)(a)
Cap Gemini SA	1,272	$72,421

Media (0.1%)(a)
Vivendi Universal SA*	4,194	164,038

Multi-Utility (0.1%)(a)
Suez SA	3,485	228,411

Multiline Retail (0.0%)(a)
PPR SA	67	9,933

Oil, Gas & Consumable Fuels (0.2%)(a)
Total SA	4,183	309,865

		1,542,670

Germany (0.8%)(a)
Airline (0.0%)
Deutsche Lufthansa AG	1,558	42,311

Automobiles (0.0%)
Daimler AG	360	30,814

Chemicals (0.1%)
BASF SE	205	27,679
Bayer AG	2,361	189,239
Lanxess	1,510	60,878

		277,796

Diversified Financial Services (0.1%)
Deutsche Boerse AG	551	89,352

Electric Utility (0.2%)
E. ON AG	1,513	282,163

Insurance (0.1%)
Allianz SE	460	91,167
Hannover Rueckversicherung AG	1,895	98,727
Muenchener Rueckversicherungs AG	280	54,916

		244,810

Machinery (0.1%)
MAN AG	1,028	137,177

Metals & Mining (0.1%)
ThyssenKrupp AG	1,736	99,655

Multi-Utility (0.1%)
RWE AG, Preferred Shares	940	89,716

		1,293,794

Greece (0.2%)(a)
Commercial Banks (0.1%)
EFG Eurobank Ergasias SA	2,739	83,312
National Bank of Greece SA	1,027	54,064
Piraeus Bank SA	2,108	64,894

		202,270

Metals & Mining (0.1%)
Corinth Pipeworks SA*	1,269	7,534
Sidenor Steel Products Manufacturing Co. SA	3,114	39,368

		46,902

		249,172

Hong Kong (0.1%)(a)
Real Estate Management & Development (0.1%)
Henderson Land Development Co. Ltd.	8,281	59,671
New World Development Co. Ltd.	15,000	36,898
Sun Hung Kai Properties Ltd.(b)	2,000	31,586
Swire Pacific Ltd., Class A	3,500	39,668

		167,823

Specialty Retail (0.0%)
Esprit Holdings Ltd.	4,435	53,817

		221,640

Israel (0.0%)
Biotechnology (0.0%)
Protalix BioTherapeutics, Inc.*	1,000	2,630

Italy (0.3%)(a)
Automobiles (0.1%)
Fiat SpA	6,915	160,214

Commercial Banks (0.2%)
Banco Popolare Scarl*	5,958	98,778
UniCredit SpA	20,886	139,928
Unione di Banche Italiane SCpA	467	11,974

		250,680

Oil, Gas & Consumable Fuels (0.0%)
ENI SpA	199	6,773

		417,667

Japan (1.9%)(a)
Automobiles (0.2%)
Nissan Motor Co. Ltd.	4,100	34,381
Toyota Motor Corp.	5,700	288,066

		322,447

Beverages (0.0%)
Coca-Cola West Holdings Co. Ltd.	600	14,553

Building Products (0.2%)
Daikin Industries Ltd.	3,582	156,154
Nippon Sheet Glass Co. Ltd.	26,000	116,707

		272,861

Capital Markets (0.0%)
Daiwa Securities Group, Inc.	6,000	52,410

Chemicals (0.2%)
Kaneka Corp.	9,000	56,902
Kuraray Co. Ltd.	1,000	12,021
Nitto Denko Corp.	1,100	46,781
Shin-Etsu Chemical Co. Ltd.	2,200	114,579
Showa Denko KK	1,000	3,377
UBE Industries Ltd.	7,000	22,864

		256,524

Commercial Banks (0.1%)
Mitsubishi UFJ Financial Group, Inc.	12,600	110,245
Sumitomo Mitsui Financial Group, Inc.	13	86,374

		196,619

Construction & Engineering (0.0%)
Nishimatsu Construction Co. Ltd.	8,000	17,189

Consumer Finance (0.1%)
Hitachi Capital Corp.	4,300	51,739
ORIX Corp.	300	41,383

		93,122

Diversified Telecommunication Services (0.1%)
Nippon Telegraph & Telephone Corp.	39	168,966

Electric Utility (0.1%)
Kansai Electric Power Co., Inc. (The)	3,800	95,094

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
JP Morgan NVIT Balanced Fund

	Shares	Value
Common Stocks (continued)
Japan(a) (continued)
Electrical Equipment (0.1%)
Mitsubishi Electric Corp.	14,000	$122,283

Electronic Equipment & Instruments (0.1%)
FUJIFILM Holdings Corp.	2,000	71,500
Ibiden Co. Ltd.	600	23,802
Nippon Electric Glass Co. Ltd.	2,000	31,416
Taiyo Yuden Co. Ltd.	2,000	19,684

		146,402

Food Products (0.0%)
Ajinomoto Co., Inc.	7,000	71,317

Household Durables (0.2%)
Matsushita Electric Industrial Co. Ltd.	9,000	195,672
Sony Corp.	1,000	40,230

		235,902

IT Services (0.1%)
NTT Data Corp.	26	114,497

Marine (0.0%)
Kawasaki Kisen Kaisha Ltd.	3,000	29,453

Metals & Mining (0.1%)
JFE Holdings, Inc.	2,900	129,746
Mitsubishi Materials Corp.	7,000	30,737

		160,483

Multiline Retail (0.0%)
Isetan Co. Ltd.	3,200	37,004

Natural Gas Utility (0.0%)
Tokyo Gas Co. Ltd.	196	799

Personal Products (0.0%)
Aderans Holdings Co. Ltd.	1,200	22,228
Shiseido Co. Ltd.	2,000	53,260

		75,488

Pharmaceutical (0.1%)
Daiichi Sankyo Co. Ltd.	5,300	157,263

Real Estate Management & Development (0.0%)
Leopalace21 Corp.	1,400	22,705

Semiconductors & Semiconductor Equipment (0.0%)
NEC Electronics Corp.*	1,500	29,249

Tobacco (0.1%)
Japan Tobacco, Inc.	31	155,109

Trading Companies & Distributors (0.1%)
ITOCHU Corp.	7,000	70,023
Mitsui & Co. Ltd.	3,000	61,574

		131,597

Wireless Telecommunication Services (0.0%)
NTT DoCoMo, Inc.	46	70,151

		3,049,487

Liberia (0.0%)
Hotels, Restaurants & Leisure (0.0%)
Royal Caribbean Cruises Ltd.	600	19,740

Netherlands (0.3%)
Air Freight & Logistics (0.1%)(a)
TNT NV	2,346	87,017

Diversified Financial Services (0.0%)(a)
ING Groep NV CVA	983	36,747

Diversified Telecommunication Services (0.1%)(a)
Royal KPN NV	8,707	146,975

Food & Staples Retailing (0.1%)(a)
Koninklijke Ahold NV*	8,538	126,732

Metals & Mining (0.0%)
Vimetco NV GDR	5,277	43,166

		440,637

Netherlands Antilles (0.5%)
Energy Equipment & Services (0.5%)
Schlumberger Ltd.	9,800	852,600

Norway (0.2%)(a)
Commercial Bank (0.1%)
DnB NOR ASA*	7,186	109,751

Industrial Conglomerate (0.1%)(b)
Orkla ASA, Class A	12,054	153,426

		263,177

Panama (0.0%)
Hotels, Restaurants & Leisure (0.0%)
Carnival Corp.	700	28,336

Puerto Rico (0.0%)
Commercial Bank (0.0%)
W Holding Co., Inc.	2,400	2,856

Singapore (0.1%)(a)
Diversified Financial Services (0.0%)
Singapore Exchange Ltd.	10,293	56,902

Diversified Telecommunication Services (0.1%)(b)
Singapore Telecommunications Ltd.	42,900	122,829

Real Estate Management & Development (0.0%)
City Developments Ltd.	3,000	24,241

		203,972

Spain (0.2%)(a)
Commercial Banks (0.1%)
Banco Bilbao Vizcaya Argentaria SA	7,853	172,674
Banco Santander SA	2,180	43,426

		216,100

Construction & Engineering (0.0%)
Acciona SA	179	47,923

Diversified Telecommunication Services (0.1%)
Telefonica SA	3,291	94,549

		358,572

Sweden (0.2%)(a)
Commercial Banks (0.1%)
Skandinaviska Enskilda Banken AB, Class A	4,254	111,484
Svenska Handelsbanken AB, Class A	834	24,313

		135,797

Machinery (0.1%)
Atlas Copco AB, Class B	9,837	154,616

		290,413

Switzerland (0.6%)(a)
Capital Markets (0.0%)
Credit Suisse Group	491	25,006
UBS AG*	396	11,533

		36,539

Construction Materials (0.1%)
Holcim Ltd.	746	78,371

Electrical Equipment (0.0%)
ABB Ltd.	598	16,121

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
JP Morgan NVIT Balanced Fund

	Shares	Value
Common Stocks (continued)
Switzerland(a) (continued)
Food Products (0.2%)
Nestle SA	499	$249,472

Insurance (0.1%)
Swiss Reinsurance	1,118	97,747
Zurich Financial Services AG	243	76,611

		174,358

Pharmaceutical (0.2%)
Roche Holding AG	1,609	303,309

		858,170

United Kingdom (1.8%)(a)
Aerospace & Defense (0.0%)
BAE Systems PLC	7,913	76,295

Capital Markets (0.0%)
Man Group PLC	1	6

Commercial Banks (0.3%)
Barclays PLC	14,500	130,799
HBOS PLC	4,082	45,406
HSBC Holdings PLC	9,315	153,436
Royal Bank of Scotland Group PLC	18,044	120,865

		450,506

Food & Staples Retailing (0.1%)
J Sainsbury PLC	7,028	47,865
Tesco PLC	4,165	31,386
WM Morrison Supermarkets PLC	25,138	137,044

		216,295

Hotels, Restaurants & Leisure (0.1%)
Compass Group PLC	24,960	159,709
Greene King PLC	4,160	46,669

		206,378

Household Durables (0.1%)
Persimmon PLC	2,624	39,847
Taylor Wimpey PLC	28,115	104,631

		144,478

Independent Power Producers & Energy Traders (0.0%)
International Power PLC	3,385	26,762

Industrial Conglomerate (0.1%)
Cookson Group PLC	7,665	101,117

Insurance (0.1%)
Amlin PLC	4,724	25,480
Aviva PLC	465	5,701
Beazley Group PLC	18,982	60,100
Standard Life PLC	12,265	59,951

		151,232

Media (0.1%)
Pearson PLC	2,884	39,054
Taylor Nelson Sofres PLC	23,730	74,462

		113,516

Metals & Mining (0.1%)
Rio Tinto PLC	631	65,569
Vedanta Resources PLC	641	26,709
Xstrata PLC	419	29,344

		121,622

Multi-Utility (0.1%)
Centrica PLC	19,140	113,387

Multiline Retail (0.1%)
Marks & Spencer Group PLC	14,450	111,168

Oil, Gas & Consumable Fuels (0.3%)
BG Group PLC	2,946	68,254
BP PLC	14,718	149,099
Royal Dutch Shell PLC, Class A	6,639	228,565
Royal Dutch Shell PLC, Class B	3,193	107,548

		553,466

Pharmaceuticals (0.1%)
AstraZeneca PLC	3,609	$135,357
GlaxoSmithKline PLC	2,265	47,904

		183,261

Tobacco (0.1%)
British American Tobacco PLC	1,875	70,416
Imperial Tobacco Group PLC	2,962	136,379

		206,795

Trading Companies & Distributors (0.0%)
Wolseley PLC	2,698	28,414

Wireless Telecommunication Services (0.1%)
Vodafone Group PLC	30,287	90,015

		2,894,713

United States (51.1%)
Aerospace & Defense (2.1%)
Boeing Co. (The)	3,600	267,732
General Dynamics Corp.	4,190	349,320
Goodrich Corp.	3,800	218,538
Honeywell International, Inc.	6,400	361,088
Lockheed Martin Corp.	3,455	343,082
Northrop Grumman Corp.	9,750	758,647
Orbital Sciences Corp.*	4,700	113,270
Raytheon Co.	3,610	233,242
United Technologies Corp.	10,100	695,082

		3,340,001

Air Freight & Logistics (0.1%)
Pacer International, Inc.	4,800	78,864
United Parcel Service, Inc., Class B	1,000	73,020

		151,884

Airlines (0.0%)
Continental Airlines, Inc., Class B*	3,225	62,017
UAL Corp.	100	2,153

		64,170

Auto Components (0.5%)
Aftermarket Technology Corp.*	3,100	60,264
ArvinMeritor, Inc.	1,825	22,831
Autoliv, Inc.	1,550	77,810
Drew Industries, Inc.*	1,200	29,352
Johnson Controls, Inc.	15,250	515,450
Lear Corp.*	2,300	59,593

		765,300

Automobiles (0.0%)
Monaco Coach Corp.	1,300	12,324

Beverages (0.4%)
Anheuser-Busch Cos., Inc.	3,700	175,565
Coca-Cola Co. (The)	4,400	267,828
Coca-Cola Enterprises, Inc.	3,100	75,020
Pepsi Bottling Group, Inc.	2,050	69,515
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
JP Morgan NVIT Balanced Fund

	Shares	Value
Common Stocks (continued)
United States (continued)
PepsiAmericas, Inc.	1,600	40,848

		628,776

Biotechnology (0.9%)
Alexion Pharmaceuticals, Inc.*	650	38,545
Alkermes, Inc.*	1,125	13,365
Amgen, Inc.*	5,000	208,900
Arena Pharmaceuticals, Inc.*	1,000	6,840
Biogen Idec, Inc.*	900	55,521
BioMarin Pharmaceutical, Inc.*	900	31,833
Bionovo, Inc.*	2,000	2,540
Celgene Corp.*	6,300	386,127
Cephalon, Inc.*	100	6,440
Combinatorx, Inc.*	500	1,720
Gilead Sciences, Inc.*	10,000	515,300
Human Genome Sciences, Inc.*	1,700	10,013
InterMune, Inc.*	200	2,916
Keryx Biopharmaceuticals, Inc.*	800	480
Martek Biosciences Corp.*	175	5,349
Progenics Pharmaceuticals, Inc.*	375	2,449
Regeneron Pharmaceuticals, Inc.*	900	17,271
Rigel Pharmaceuticals, Inc.*	300	5,598
Seattle Genetics, Inc.*	800	7,280
Telik, Inc.*	800	1,952
Third Wave Technologies Inc*	1,050	9,681
United Therapeutics Corp.*	350	30,345

		1,360,465

Capital Markets (2.3%)
Affiliated Managers Group, Inc.*	600	54,444
American Capital Strategies Ltd.	2,500	85,400
Bank of New York Mellon Corp.	8,050	335,926
Federated Investors, Inc., Class B	3,950	154,682
GLG Partners, Inc.*	3,900	46,293
Goldman Sachs Group, Inc. (The)	2,660	439,937
Invesco Ltd.	3,100	75,516
Investment Technology Group, Inc.*	1,600	73,888
LaBranche & Co., Inc.*	1,700	7,395
Lehman Brothers Holdings, Inc.	9,150	344,406
Merrill Lynch & Co., Inc.	8,900	362,586
MF Global Ltd.*	2,900	28,739
Morgan Stanley	11,700	534,690
Raymond James Financial, Inc.	2,750	63,195
State Street Corp.	8,150	643,850
TD Ameritrade Holding Corp.*	16,400	270,764
Waddell & Reed Financial, Inc., Class A	2,450	78,719

		3,600,430

Chemicals (1.1%)
Air Products & Chemicals, Inc.	300	27,600
C.F. Industries Holdings, Inc.	1,400	145,068
Celanese Corp., Series A	2,150	83,958
Dow Chemical Co. (The)	10,000	368,500
E.I. Du Pont de Nemours & Co.	600	28,056
Innospec, Inc.	2,300	48,760
Monsanto Co.	1,200	133,800
PPG Industries, Inc.	2,400	145,224
Praxair, Inc.	900	75,807
Rohm & Haas Co.	9,300	502,944
Spartech Corp.	1,100	9,295
Terra Industries, Inc.*	4,250	151,002

		1,720,014

Commercial Banks (1.8%)
1st Source Corp.	320	6,736
Bancfirst Corp.	2,425	111,017
Bank of Hawaii Corp.	1,550	76,818
City Holding Co.	800	31,920
Colonial BancGroup, Inc. (The)	6,200	59,706
Comerica, Inc.	1,700	59,636
Commerce Bancshares, Inc.	330	13,870
First Merchants Corp.	300	8,562
Great Southern Bancorp, Inc.	3,000	46,830
Horizon Financial Corp.	1,175	16,227
Huntington Bancshares, Inc.	12,500	134,375
Lakeland Financial Corp.	200	4,530
PNC Financial Services Group, Inc.	3,925	257,362
Simmons First National Corp., Class A	3,325	98,852
StellarOne Corp	317	5,360
Suffolk Bancorp	1,925	60,984
Taylor Capital Group, Inc.	1,100	18,062
TCF Financial Corp.	10,950	196,224
U.S. Bancorp	17,250	558,210
Wachovia Corp.	3,900	105,300
Wells Fargo & Co.	28,700	835,170
Zions Bancorp.	2,700	122,985

		2,828,736

Commercial Services & Supplies (0.3%)
Administaff, Inc.	2,100	49,581
Allied Waste Industries, Inc.*	7,100	76,751
Compx International, Inc.	1,225	11,270
Deluxe Corp.	1,500	28,815
Diamond Management & Technology Consultants, Inc.	7,300	47,085
RR Donnelley & Sons Co.	2,400	72,744
Standard Parking Corp.*	400	8,384
Standard Register Co. (The)	5,800	45,182
Steelcase, Inc., Class A	500	5,530
Watson Wyatt Worldwide, Inc., Class A	1,050	59,588

		404,930

Communications Equipment (1.3%)
ADTRAN, Inc.	800	14,800
Avocent Corp.*	800	13,520
Black Box Corp.	1,825	56,301
Cisco Systems, Inc.*	34,800	838,332
CommScope, Inc.*	2,400	83,592
Corning, Inc.	21,800	524,072
InterDigital, Inc.*	3,025	59,925
Juniper Networks, Inc.*	2,400	60,000
QUALCOMM, Inc.	12,100	496,100
Tellabs, Inc.*	700	3,815

		2,150,457

Computers & Peripherals (2.3%)
Apple, Inc.*	5,350	767,725
Dell, Inc.*	100	1,992
EMC Corp.*	6,700	96,078
Emulex Corp.*	6,475	105,154
Hewlett-Packard Co.	24,925	1,138,075
Imation Corp.	2,625	59,693
International Business Machines Corp.	12,490	1,438,099
QLogic Corp.*	200	3,070
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
JP Morgan NVIT Balanced Fund

	Shares	Value
Common Stocks (continued)
United States (continued)
SanDisk Corp.*	2,000	$45,140
Western Digital Corp.*	2,700	73,008

		3,728,034

Construction & Engineering (0.0%)
EMCOR Group, Inc.*	2,950	65,520

Construction Materials (0.0%)
Headwaters, Inc.*	200	2,638

Consumer Finance (0.3%)
American Express Co.	2,300	100,556
AmeriCredit Corp.*	1,850	18,629
Capital One Financial Corp.	4,300	211,646
Credit Acceptance Corp.*	249	3,867
Discover Financial Services	3,045	49,847
Dollar Financial Corp.*	1,364	31,372
World Acceptance Corp.*	600	19,110

		435,027

Containers & Packaging (0.1%)
Graphic Packaging Holding Co.*	15,775	46,063
Rock-Tenn Co., Class A	1,000	29,970
Smurfit-Stone Container Corp.*	4,450	34,265

		110,298

Diversified Consumer Services (0.1%)
Coinstar, Inc.*	1,600	45,024
ITT Educational Services, Inc.*	2,200	101,046
Sotheby’s	600	17,346

		163,416

Diversified Financial Services (1.2%)
Bank of America Corp.	27,100	1,027,361
CIT Group, Inc.	6,400	75,840
Citigroup, Inc.	27,500	589,050
CME Group, Inc.	300	140,730
Nasdaq OMX Group (The)*	1,950	75,387
NYSE Euronext	900	55,539

		1,963,907

Diversified Telecommunication Services (1.9%)
AT&T, Inc.	50,160	1,921,128
CenturyTel, Inc.	1,930	64,153
Citizens Communications Co.	2,200	23,078
Consolidated Communications Holdings, Inc.	2,900	43,877
Embarq Corp.	1,797	72,060
Verizon Communications, Inc.	21,900	798,255
Windstream Corp.	6,200	74,090

		2,996,641

Electric Utilities (1.1%)
American Electric Power Co., Inc.	8,600	358,018
Edison International	15,800	774,516
El Paso Electric Co.*	1,000	21,370
FirstEnergy Corp.	3,800	260,756
FPL Group, Inc.	1,800	112,932
Northeast Utilities	1,300	31,902
Portland General Electric Co.	900	20,295
Sierra Pacific Resources	13,500	170,505

		1,750,294

Electrical Equipment (0.0%)
LSI Industries, Inc.	1,000	13,210
Sunpower Corp., Class A*	100	7,451

		20,661

Electronic Equipment & Instruments (0.3%)
Arrow Electronics, Inc.*	2,500	84,125
Avnet, Inc.*	2,400	78,552
Coherent Inc*	3,525	98,312
Methode Electronics, Inc.	7,000	81,830
Mettler Toledo International, Inc.*	300	29,136
MTS Systems Corp.	2,125	68,553
Sanmina-SCI Corp.*	12,600	20,412
Tech Data Corp.*	100	3,280

		464,200

Energy Equipment & Services (0.6%)
Baker Hughes, Inc.	1,700	116,450
ENSCO International, Inc.	1,300	81,406
Global Industries Ltd.*	3,625	58,326
Grey Wolf, Inc.*	3,100	21,018
Halliburton Co.	9,300	365,769
ION Geophysical Corp.*	5,900	81,420
National Oilwell Varco, Inc.*	3,800	221,844
Patterson-UTI Energy, Inc.	200	5,236

		951,469

Food & Staples Retailing (1.3%)
BJ’s Wholesale Club, Inc.*	2,249	80,267
CVS Caremark Corp.	13,550	548,910
Kroger Co. (The)	11,060	280,924
Nash Finch Co.	1,500	50,970
Safeway, Inc.	14,500	425,575
SUPERVALU, Inc.	2,050	61,459
SYSCO Corp.	8,400	243,768
Wal-Mart Stores, Inc.	6,900	363,492

		2,055,365

Food Products (0.8%)
Campbell Soup Co.	5,500	186,725
Flowers Foods, Inc.	2,400	59,400
General Mills, Inc.	2,100	125,748
Kellogg Co.	8,200	430,992
Kraft Foods, Inc., Class A	14,700	455,847
Sara Lee Corp.	3,500	48,930

		1,307,642

Health Care Equipment & Supplies (0.8%)
Advanced Medical Optics, Inc.*	700	14,210
Baxter International, Inc.	1,300	75,166
Boston Scientific Corp.*	5,100	65,637
C.R. Bard, Inc.	2,400	231,360
Covidien Ltd.	2,600	115,050
Datascope Corp.	925	38,323
Hologic, Inc.*	400	22,240
Invacare Corp.	4,500	100,260
Medtronic, Inc.	6,000	290,220
Mentor Corp.	125	3,215
Power Medical Interventions, Inc.*	600	3,609
Quidel Corp.*	1,100	17,666
Stryker Corp.	900	58,545
Thoratec Corp.*	1,100	15,719
Zimmer Holdings, Inc.*	2,200	171,292

		1,222,512

Health Care Providers & Services (1.3%)
Aetna, Inc.	15,490	651,974
AMERIGROUP Corp.*	2,100	57,393
Apria Healthcare Group, Inc.*	1,600	31,600
Chemed Corp.	700	29,540
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
JP Morgan NVIT Balanced Fund

	Shares	Value
Common Stocks (continued)
United States (continued)
CIGNA Corp.	5,810	$235,712
Humana, Inc.*	1,010	45,309
Landauer, Inc.	1,400	70,476
LCA-Vision, Inc.	1,500	18,750
Magellan Health Services, Inc.*	1,825	72,434
McKesson Corp.	3,400	178,058
Medcath Corp.*	1,600	29,120
Medco Health Solutions, Inc.*	2,950	129,181
UnitedHealth Group, Inc.	5,550	190,698
WellPoint, Inc.*	7,680	338,918

		2,079,163

Health Care Technology (0.0%)
MedAssets, Inc.*	700	10,374

Hotels, Restaurants & Leisure (0.7%)
AFC Enterprises*	4,000	35,960
Denny’s Corp.*	9,800	29,204
Domino’s Pizza, Inc.	1,300	17,537
International Game Technology	3,600	144,756
McDonald’s Corp.	8,370	466,795
Monarch Casino & Resort, Inc.*	2,600	46,046
Papa John’s International, Inc.*	1,100	26,631
Starbucks Corp.*	100	1,750
Starwood Hotels & Resorts Worldwide, Inc.	4,200	217,350
Wyndham Worldwide Corp.	5,000	103,400

		1,089,429

Household Durables (0.3%)
American Greetings Corp., Class A	4,025	74,664
Blyth, Inc.	900	17,748
Centex Corp.	2,300	55,683
CSS Industries, Inc.	200	6,992
Toll Brothers, Inc.*	8,300	194,884
Tupperware Brands Corp.	3,450	133,446

		483,417

Household Products (1.1%)
Church & Dwight Co., Inc.	1,300	70,512
Clorox Co.	3,600	203,904
Energizer Holdings, Inc.*	780	70,575
Kimberly-Clark Corp.	8,315	536,733
Procter & Gamble Co. (The)	12,700	889,889

		1,771,613

Independent Power Producers & Energy Traders (0.0%)
Dynegy, Inc., Class A*	1,632	12,876

Industrial Conglomerates (1.1%)
3M Co.	2,700	213,705
General Electric Co.	37,800	1,398,978
Teleflex, Inc.	1,525	72,758
Textron, Inc.	600	33,252
Walter Industries, Inc.	1,450	90,813

		1,809,506

Insurance (1.7%)
Aflac, Inc.	2,300	149,385
AMBAC Financial Group, Inc.	4,200	24,150
American International Group, Inc.	5,000	216,250
Chubb Corp.	6,430	318,156
Conseco, Inc.*	2,250	22,950
Genworth Financial, Inc., Class A	4,300	97,352
Harleysville Group, Inc.	1,200	43,308
Hartford Financial Services Group, Inc. (The)	3,000	227,310
LandAmerica Financial Group, Inc.	400	15,788
Lincoln National Corp.	2,200	114,400
Loews Corp.	4,150	166,913
MBIA, Inc.	6,400	78,208
Meadowbrook Insurance Group, Inc.	1,500	11,715
MetLife, Inc.	5,200	313,352
Navigators Group, Inc. (The)*	800	43,520
Odyssey Re Holdings Corp.	200	7,350
ProAssurance Corp.*	400	21,532
Protective Life Corp.	3,900	158,184
Prudential Financial, Inc.	800	62,600
Travelers Cos., Inc. (The)	10,520	503,382
Unum Group	2,700	59,427

		2,655,232

Internet & Catalog Retail (0.2%)
Amazon.Com, Inc.*	1,400	99,820
Expedia, Inc.*	6,150	134,624
priceline.com, Inc.*	800	96,688

		331,132

Internet Software & Services (0.6%)
AsiaInfo Holdings, Inc.*	700	7,602
Chordiant Software, Inc.*	700	4,221
CMGI, Inc.*	780	10,343
eBay, Inc.*	4,300	128,312
Google, Inc., Class A*	1,100	484,517
Imergent, Inc.	300	3,417
SonicWALL, Inc.*	4,350	35,539
ValueClick, Inc.*	3,700	63,825
Yahoo!, Inc.*	6,200	179,366

		917,142

IT Services (0.4%)
Acxiom Corp.	400	4,748
Affiliated Computer Services, Inc., A Shares*	2,200	110,242
CSG Systems International, Inc.*	700	7,959
CyberSource Corp.*	812	11,863
Hewitt Associates, Inc., Class A*	1,850	73,575
Paychex, Inc.	9,500	325,470
Unisys Corp.*	6,475	28,684

		562,541

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	2,900	80,910
JAKKS Pacific, Inc.*	1,100	30,327
Sturm Ruger & Co., Inc.*	3,500	28,840

		140,077

Life Sciences Tools & Services (0.1%)
AMAG Pharmaceuticals, Inc.*	200	8,086
Exelixis, Inc.*	3,900	27,105
Illumina, Inc.*	1,025	77,798
Medivation, Inc.*	500	7,115
PerkinElmer, Inc.	3,525	85,481

		205,585

Machinery (1.5%)
AGCO Corp.*	400	23,952
Caterpillar, Inc.	10,000	782,900
Cummins, Inc.	1,690	79,126
Danaher Corp.	3,200	243,296
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
JP Morgan NVIT Balanced Fund

	Shares	Value
Common Stocks (continued)
United States (continued)
Deere & Co.	3,650	$293,606
Dover Corp.	5,000	208,900
Eaton Corp.	2,400	191,208
FreightCar America, Inc.	600	20,580
Illinois Tool Works, Inc.	2,000	96,460
Manitowoc Co., Inc. (The)	2,130	86,904
Nordson Corp.	1,225	65,966
PACCAR, Inc.	3,500	157,500
Parker Hannifin Corp.	1,250	86,588
Wabtec Corp.	1,800	67,788

		2,404,774

Media (1.4%)
Charter Communications, Inc., Class A*	4,000	3,408
Cumulus Media, Inc., Class A*	1,400	8,932
DISH Network Corp., Class A*	600	17,238
Entercom Communications Corp., Class A	1,000	9,930
News Corp., Class A	27,200	510,000
Omnicom Group, Inc.	1,760	77,757
Sinclair Broadcast Group, Inc., Class A	7,875	70,166
Time Warner, Inc.	20,200	283,204
Viacom, Inc., Class B*	7,550	299,131
Walt Disney Co. (The)	28,310	888,368

		2,168,134

Metals & Mining (1.0%)
AK Steel Holding Corp.	1,450	78,909
Alcoa, Inc.	3,700	133,422
Cleveland-Cliffs, Inc.	500	59,910
Freeport-McMoRan Copper & Gold, Inc.	4,218	405,856
Nucor Corp.	4,450	301,443
Quanex Corp.	950	49,153
Steel Dynamics, Inc.	1,100	36,344
United States Steel Corp.	3,740	474,494

		1,539,531

Multi-Utilities (0.7%)
CenterPoint Energy, Inc.	5,060	72,206
CMS Energy Corp.	22,000	297,880
Dominion Resources, Inc.	6,300	257,292
NorthWestern Corp.	1,925	46,912
Public Service Enterprise Group, Inc.	6,700	269,273
Xcel Energy, Inc.	11,800	235,410

		1,178,973

Multiline Retail (0.2%)
Big Lots, Inc.*	4,800	107,040
Family Dollar Stores, Inc.	2,400	46,800
Kohl’s Corp.*	3,600	154,404
Saks, Inc.*	1,700	21,199
Target Corp.	1,200	60,816

		390,259

Natural Gas Utilities (0.1%)
Energen Corp.	1,230	76,629
Nicor, Inc.	3,025	101,368

		177,997

Office Electronics (0.1%)
Xerox Corp.	9,860	147,604

Oil, Gas & Consumable Fuels (5.5%)
Apache Corp.	1,200	144,984
Chevron Corp.	20,580	1,756,709
ConocoPhillips	13,400	1,021,214
Devon Energy Corp.	1,900	198,227
Energy Partners Ltd.*	300	2,841
Exxon Mobil Corp.	36,030	3,047,417
Frontier Oil Corp.	1,000	27,260
Harvest Natural Resources, Inc.*	600	7,236
Hess Corp.	1,400	123,452
Holly Corp.	1,370	59,472
Marathon Oil Corp.	7,400	337,440
Mariner Energy, Inc.*	809	21,851
Meridian Resource Corp.*	8,100	11,988
Occidental Petroleum Corp.	6,200	453,654
Plains Exploration & Production Co.*	2,025	107,608
Stone Energy Corp.*	2,200	115,082
Sunoco, Inc.	2,600	136,422
Swift Energy Co.*	600	26,994
Transocean, Inc.	300,000	306,566
Valero Energy Corp.	6,690	328,546
XTO Energy, Inc.	8,400	519,624

		8,754,587

Paper & Forest Products (0.2%)
Buckeye Technologies, Inc.*	2,700	30,132
Domtar Corp.*	30,800	210,364
International Paper Co.	100	2,720

		243,216

Personal Products (0.0%)
NBTY, Inc.*	600	17,970

Pharmaceuticals (2.9%)
Abbott Laboratories	16,000	882,400
Barrier Therapeutics Inc*	300	1,023
Bristol-Myers Squibb Co.	9,700	206,610
Cypress Bioscience, Inc.*	725	5,191
Eli Lilly & Co.	7,000	361,130
Johnson & Johnson	10,850	703,839
Merck & Co., Inc.	26,085	989,926
Nastech Pharmaceutical Co., Inc.*	1,425	3,349
Perrigo Co.	3,100	116,963
Pfizer, Inc.	37,740	789,898
Pozen, Inc.*	900	9,324
Schering-Plough Corp.	17,200	247,852
Sepracor, Inc.*	2,900	56,608
ULURU Inc*	900	2,025
Viropharma, Inc.*	3,225	28,832
Watson Pharmaceuticals, Inc.*	4,550	133,406
Wyeth	3,700	154,512

		4,692,888

Real Estate Investment Trusts (REITs) (0.9%)
Annaly Capital Management, Inc.	3,700	56,684
Anthracite Capital, Inc.	6,475	42,735
Apartment Investment & Management Co., Class A	2,509	89,847
Cousins Properties, Inc.	3,025	74,748
Digital Realty Trust, Inc.	1,500	53,250
Duke Realty Corp.	1,500	34,215
Home Properties, Inc.	400	19,196
Hospitality Properties Trust	9,750	331,695
Host Hotels & Resorts, Inc.	700	11,144
LTC Properties, Inc.	2,200	56,562
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
JP Morgan NVIT Balanced Fund

	Shares	Value
Common Stocks (continued)
United States (continued)
MFA Mortgage Investments, Inc.	3,500	$22,050
Mid-America Apartment Communities, Inc.	125	6,230
Pennsylvania Real Estate Investment Trust	500	12,195
ProLogis	5,460	321,376
Ramco-Gershenson Properties Trust	3,275	69,135
Senior Housing Properties Trust	800	18,960
Strategic Hotels & Resorts, Inc.	1,200	15,756
Sunstone Hotel Investors, Inc.	4,425	70,844
Taubman Centers, Inc.	300	15,630
UDR, Inc.	2,700	66,204

		1,388,456

Road & Rail (0.8%)
Burlington Northern Santa Fe Corp.	1,900	175,218
Con-way, Inc.	2,200	108,856
CSX Corp.	5,950	333,616
Norfolk Southern Corp.	12,250	665,420
Union Pacific Corp.	500	62,690

		1,345,800

Semiconductors & Semiconductor Equipment (1.2%)
Altera Corp.	6,100	112,423
Amkor Technology, Inc.*	7,700	82,390
Asyst Technologies, Inc.*	1,100	3,850
Atmel Corp.*	900	3,132
Broadcom Corp., Class A*	11,300	217,751
Cirrus Logic, Inc.*	5,625	37,800
Credence Systems Corp.*	3,700	6,290
Cymer, Inc.*	1,825	47,523
Integrated Device Technology, Inc.*	700	6,251
Intel Corp.	10,500	222,390
KLA-Tencor Corp.	1,500	55,650
Lam Research Corp.*	2,010	76,822
LSI Corp.*	13,725	67,939
MEMC Electronic Materials, Inc.*	3,710	263,039
Micrel, Inc.	5,425	50,290
National Semiconductor Corp.	1,000	18,320
NVIDIA Corp.*	6,875	136,056
OmniVision Technologies, Inc.*	2,050	34,481
Semtech Corp.*	800	11,464
Silicon Storage Technology, Inc.*	4,500	11,790
Xilinx, Inc.	18,900	448,875
Zoran Corp.*	600	8,196

		1,922,722

Software (2.0%)
Aspen Technology, Inc.*	6,850	87,337
BMC Software, Inc.*	5,490	178,535
Compuware Corp*	10,200	74,868
EPIQ Systems, Inc.*	1,825	28,324
Fair Isaac Corp.	200	4,304
Magma Design Automation, Inc.*	900	8,613
Microsoft Corp.	65,650	1,863,147
MicroStrategy, Inc., Class A*	600	44,394
Oracle Corp.*	31,285	611,935
Pegasystems, Inc.	800	7,704
SPSS, Inc.*	200	7,756
Sybase, Inc.*	4,900	128,870
Synopsys, Inc.*	3,525	80,053

		3,125,840

Specialty Retail (1.0%)
Abercrombie & Fitch Co., Class A	1,600	117,024
Advance Auto Parts, Inc.	3,800	129,390
Aeropostale, Inc.*	2,750	74,553
AutoZone, Inc.*	850	96,755
Barnes & Noble, Inc.	1,725	52,871
Best Buy Co., Inc.	1,200	49,752
CarMax, Inc.*	4,400	85,448
Collective Brands, Inc.*	4,450	53,934
Dick’s Sporting Goods, Inc.*	5,100	136,578
Gap, Inc. (The)	9,450	185,976
Home Depot, Inc.	2,100	58,737
Midas, Inc.*	5,000	85,950
Sherwin-Williams Co. (The)	1,455	74,263
Staples, Inc.	13,400	296,274
TJX Cos., Inc.	3,100	102,517

		1,600,022

Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.*	800	24,120
Nike, Inc., Class B	10,922	742,696
Phillips-Van Heusen Corp.	1,400	53,088
Polo Ralph Lauren Corp.	400	23,316
V.F. Corp.	1,500	116,265

		959,485

Thrifts & Mortgage Finance (0.3%)
Centerline Holding Co.	500	2,030
Clayton Holdings, Inc.*	1,700	7,888
Corus Bankshares, Inc.	1,325	12,892
Countrywide Financial Corp.	3,400	18,700
Fannie Mae	4,100	107,912
Federal Agricultural Mortgage Corp., Class C	3,975	103,748
Freddie Mac	5,300	134,196
MGIC Investment Corp.	600	6,318
Ocwen Financial Corp.*	900	3,996
Washington Mutual, Inc.	3,400	35,020

		432,700

Tobacco (1.4%)
Alliance One International, Inc.*	15,000	90,600
Altria Group, Inc.	23,920	531,024
Loews Corp. — Carolina Group	1,075	77,991
Philip Morris International, Inc.*	23,920	1,209,874
Reynolds American, Inc.	4,230	249,697
Universal Corp.	900	58,977
UST, Inc.	900	49,068

		2,267,231

Trading Companies & Distributors (0.0%)
BlueLinx Holdings, Inc.	4,600	23,414

Wireless Telecommunication Services (0.1%)
Centennial Communications Corp.*	3,500	20,685
Rural Cellular Corp., Class A*	900	39,807
Sprint Nextel Corp.	4,600	30,774
USA Mobility, Inc.	500	3,570

		94,836

		81,209,637

Total Common Stocks — Long Positions		97,709,321

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
JP Morgan NVIT Balanced Fund

	Principal
	Amount	Value
Corporate Bonds (8.2%)
Aerospace & Defense (0.0%)
Hawker Beechcraft Acquisition Co. LLC, 8.88%, 04/01/15	$20,000	$20,450
L-3 Communications Corp., 5.88%, 01/15/15	15,000	14,363

		34,813

Auto Components (0.0%)(b)
TRW Automotive, Inc., 7.25%, 03/15/17	5,000	4,550

Automotive Manufacturer (0.0%)
Terex Corp., 8.00%, 11/15/17	35,000	34,825

Banks (1.2%)
Bank of Scotland PLC, 5.25%, 02/21/17(b)	275,000	291,888
Citigroup, Inc.
6.00%, 08/15/17	115,000	113,395
6.13%, 11/21/17	120,000	119,823
Credit Agricole SA, 6.64%, 05/31/49(b) (c)	125,000	96,830
Glitnir Banki HF, 4.33%, 01/21/11(c)(b)	240,000	182,815
HBOS PLC, 6.66%, 12/31/49(b)	100,000	71,446
Kaupthing Bank Hf, 5.75%, 10/04/11(b)	145,000	115,744
Mizuho Capital Investment Ltd., 6.69%, 06/30/46(c)(b)	94,000	79,620
Royal Bank of Scotland Group PLC
7.64%, 03/31/49(c)	100,000	86,119
6.99%, 10/05/49(b)	200,000	169,780
Societe Generale, 5.92%, 12/31/49(b)	155,000	126,548
Standard Chartered PLC, 6.41%, 12/01/47	200,000	164,313
Woori Bank(b)
5.75%, 03/13/14	160,000	159,218
6.21%, 05/02/37	135,000	107,436

		1,884,975

Chemicals (0.1%)
Huntsman LLC, 11.50%, 07/15/12	30,000	31,950
Nalco Co.
7.75%, 11/15/11	15,000	15,187
8.88%, 11/15/13	10,000	10,275
PolyOne Corp., 8.88%, 05/01/12	20,000	20,200

		77,612

Consumer Goods (0.1%)
Jarden Corp., 7.50%, 05/01/17	25,000	21,875
Jostens Holding Corp. 0.00%, 12/01/13(d)	5,000	4,675
Sealy Mattress Co., 8.25%, 06/15/14	45,000	37,575
Visant Corp., 7.63%, 10/01/12	15,000	14,587
Visant Holding Corp., 8.75%, 12/01/13	15,000	14,100

		92,812

Containers & Packaging (0.0%)
Owens Brockway Glass Container, Inc., 8.25%, 05/15/13	10,000	10,350

Diversified Financial Services (0.6%)
Goldman Sachs Group, Inc. (The)
5.63%, 01/15/17	105,000	100,729
5.95%, 01/18/18	65,000	64,366
5.95%, 01/15/27	110,000	98,228
6.75%, 10/01/37	105,000	97,685
Lehman Brothers Holdings, Inc., 5.25%, 02/06/12	165,000	159,215
Merrill Lynch & Co., Inc.
6.05%, 08/15/12	80,000	81,251
6.22%, 09/15/26	55,000	46,199
Morgan Stanley, 6.63%, 04/01/18	305,000	305,107

		952,780

Diversified Manufacturing (0.0%)
Georgia-Pacific LLC
7.00%, 01/15/15	15,000	14,062
7.70%, 06/15/15	25,000	23,500
Smurfit-Stone Container Enterprises, Inc., 8.38%, 07/01/12	20,000	18,100

		55,662

Electric Utilities (0.2%)
Florida Power & Light Co., 5.95%, 02/01/38	140,000	140,512
NRG Energy, Inc., 7.38%, 02/01/16	45,000	44,100
Ohio Power Co., 6.00%, 06/01/16	80,000	80,351

		264,963

Electronic Equipment & Instruments (0.2%)
General Electric Co., 5.25%, 12/06/17	260,000	259,641
Sensata Technologies BV, 8.00%, 05/01/14	30,000	26,400
WMG Acquisition Corp., 7.38%, 04/15/14	15,000	11,550

		297,591

Food Processors (0.1%)
Del Monte Corp., 6.75%, 02/15/15	10,000	9,575
Kraft Foods, Inc., 6.00%, 02/11/13	175,000	180,926

		190,501

Food Products (0.0%)
Constellation Brands, Inc., 7.25%, 09/01/16	35,000	34,038

Gaming (0.0%)
MGM Mirage
5.88%, 02/27/14	30,000	25,650
7.50%, 06/01/16	5,000	4,500

		30,150

Health Care Equipment & Supplies (0.0%)
Cooper Cos., Inc. (The), 7.13%, 02/15/15	25,000	23,750
HCA, Inc., 9.25%, 11/15/16	10,000	10,375
LVB Acquisition Merger Sub, Inc., 10.38%, 10/15/17(b)	15,000	15,563

		49,688

Health Care Providers & Services (0.0%)(b)
Community Health Systems, Inc., 8.88%, 07/15/15	15,000	15,037
HCA, Inc.
9.25%, 11/15/16	10,000	10,375
9.63%, 11/15/16	35,000	36,924

		62,336

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
JP Morgan NVIT Balanced Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Home Builder (0.0%)
Beazer Homes USA, Inc., 6.88%, 07/15/15	$11,000	$7,865

Hotels, Restaurants & Leisure (0.1%)
McDonald’s Corp., 6.30%, 10/15/37	100,000	102,720
MGM Mirage, 6.75%, 04/01/13	10,000	9,200
Insurance (0.4%)
Liberty Mutual Group, Inc., 7.50%, 08/15/36(b)	105,000	99,467
Lincoln National Corp., 7.00%, 05/17/66	150,000	137,547
Reinsurance Group of America, Inc., 6.75%, 12/15/65	105,000	92,111
Travelers Cos., Inc. (The), 6.25%, 03/15/37	90,000	79,382
XL Capital Ltd., 6.50%, 12/31/49	220,000	164,900

		573,407

Leisure Equipment & Products (0.0%)(b)
Steinway Musical Instruments, 7.00%, 03/01/14	10,000	8,550

Machinery (0.0%)
Baldor Electric Co., 8.63%, 02/15/17	10,000	9,900
Tenneco, Inc., 8.13%, 11/15/15(b)	30,000	29,775

		39,675

Media (0.3%)
Charter Communications Operating LLC, 8.00%, 04/30/12(b)	20,000	18,350
Comcast Corp., 6.95%, 08/15/37	240,000	240,481
Dex Media West LLC, 9.88%, 08/15/13	30,000	26,100
DIRECTV Holdings LLC, 6.38%, 06/15/15	30,000	27,975
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	75,000	84,389
Time Warner, Inc., 5.88%, 11/15/16(b)	125,000	118,869

		516,164

Mortgage Bank (0.1%)
Countrywide Financial Corp., 5.80%, 06/07/12	100,000	90,599

Oil, Gas & Consumable Fuels (0.4%)
Chesapeake Energy Corp.
7.00%, 08/15/14	10,000	10,025
6.50%, 08/15/17	20,000	19,300
Enterprise Products Operating LP, 6.30%, 09/15/17	140,000	140,686
Kinder Morgan Energy Partners LP, 6.50%, 02/01/37	75,000	69,587
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.83%, 09/30/16(b)	250,000	248,282
Valero Energy Corp., 6.63%, 06/15/37	90,000	86,028

		573,908

Other Financial (2.4%)
American International Group, Inc., 5.85%, 01/16/18	315,000	309,122
Arch Western Finance LLC, 6.75%, 07/01/13	30,000	29,925
Berkshire Hathaway Finance Corp., 4.50%, 01/15/13	305,000	312,268
Caterpillar Financial Services Corp., 5.45%, 04/15/18	125,000	127,164
Ford Motor Credit Co. LLC, 7.80%, 06/01/12	15,000	12,373
General Electric Capital Corp.
5.25%, 10/19/12	220,000	228,607
6.15%, 08/07/37	80,000	79,884
GMAC LLC, 6.88%, 08/28/12	25,000	18,998
Goldman Sachs Capital II, 5.79%, 12/29/49(c)	150,000	99,915
Hanesbrands, Inc., 8.20%, 12/15/14(c)	20,000	17,750
IBM International Group Capital LLC, 5.05%, 10/22/12	100,000	104,456
Lehman Brothers Holdings Capital Trust V, 5.86%, 11/29/49(c)	175,000	110,688
Mirant North America LLC, 7.38%, 12/31/13	25,000	25,250
Mizuho JGB Investment LLC, 9.87%, 12/31/49(b)(c)	190,000	190,790
Mizuho Preferred Capital Co. LLC, 8.79%, 12/29/49(b)(c)	310,000	311,528
MUFG Capital Finance 1 Ltd., 6.35%, 07/29/49(c)	80,000	65,192
Pricoa Global Funding I, 3.90%, 12/15/08(b)	400,000	401,412
QBE Capital Funding II LP, 6.80%, 12/31/49(b)(c)	100,000	90,594
Santander Perpetual SA Unipersonal, 6.67%, 10/29/49(b)(c)	200,000	180,232
Shinsei Finance II, 7.16%, 07/25/16(c)(b)	225,000	162,000
SMFG Preferred Capital USD 1 Ltd., 6.08%, 12/31/49(b) (c)	80,000	62,720
Stingray Pass-Through Trust, 5.90%, 01/12/15(b)	180,000	47,700
Swiss Re Capital I LP, 6.85%, 05/25/49(b) (c)	300,000	279,169
Telefonica Emisiones SAU, 5.86%, 02/04/13	260,000	262,555
Wachovia Capital Trust III, 5.80%, 03/15/42	190,000	135,375
Westfield Group, 5.70%, 10/01/16(b)	175,000	158,223

		3,823,890

Other Utilities (0.5%)
Dominion Resources, Inc., 5.15%, 07/15/15	120,000	117,638
Duke Energy Carolinas LLC, 6.10%, 06/01/37	140,000	139,362
Midamerican Energy Holdings Co., 6.13%, 04/01/36	170,000	164,311
Pacificorp, 4.30%, 09/15/08	125,000	125,374
Virginia Electric and Power Co., 6.35%, 11/30/37	170,000	173,819

		720,504

Pharmaceutical (0.1%)
Abbott Laboratories, 6.15%, 11/30/37	160,000	165,322

Pipelines (0.1%)
ONEOK Partners LP, 5.90%, 04/01/12	115,000	119,472
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
JP Morgan NVIT Balanced Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Pipelines (continued)
Sonat, Inc., 7.63%, 07/15/11	$25,000	$25,840

		145,312

Real Estate Investment Trusts (REITs) (0.0%)
Corrections Corp. of America, 6.25%, 03/15/13	10,000	9,800
Host Hotels & Resorts LP, 7.13%, 11/01/13	20,000	19,600

		29,400

Road & Rail (0.1%)
CSX Corp., 7.45%, 04/01/38	95,000	97,544

Service Companies (0.1%)
ACCO Brands Corp., 7.63%, 08/15/15	35,000	30,975
Allied Waste North America, Inc., 7.38%, 04/15/14	10,000	9,838
Iron Mountain, Inc., 6.63%, 01/01/16	45,000	42,862
Service Corp. International, 7.38%, 10/01/14	30,000	30,038
Stewart Enterprises, Inc., 6.25%, 02/15/13	15,000	14,025
Time Warner Cable, Inc., 6.55%, 05/01/37(b)	50,000	47,199

		174,937

Special Purpose Entity (0.1%)
IIRSA Norte Finance Ltd., 8.75%, 05/30/24	100,000	111,250

Specialty Retail (0.5%)
CVS Pass-Through Trust, 6.04%, 12/10/28(b)	121,491	115,739
Home Depot, Inc., 5.88%, 12/16/36	125,000	102,046
Kroger Co. (The)
6.40%, 08/15/17	85,000	89,707
6.15%, 01/15/20	95,000	97,555
Neiman-Marcus Group, Inc., 9.00%, 10/15/15	15,000	15,000
Safeway, Inc., 6.35%, 08/15/17	90,000	95,129
Target Corp., 6.50%, 10/15/37	100,000	96,690
Wal-Mart Stores, Inc.
5.38%, 04/05/17	150,000	154,797
5.25%, 09/01/35	60,000	53,101
6.50%, 08/15/37	40,000	42,001

		861,765

Technology (0.1%)
Hewlett-Packard Co., 4.50%, 03/01/13	210,000	213,043

Telecommunications (0.3%)
AT&T, Inc., 6.30%, 01/15/38	215,000	207,889
Consolidated Communications Holdings, 9.75%, 04/01/12	15,000	15,731
Echostar DBS Corp., 7.13%, 02/01/16	50,000	46,625
Intelsat Jackson Holdings Ltd., 9.25%, 06/15/16	10,000	10,075
Qwest Communications International, Inc., 6.57%, 02/15/09(c)	7,000	6,930
Qwest Corp., 8.88%, 03/15/12	5,000	5,100
Sprint Nextel Corp., 6.00%, 12/01/16	140,000	108,850
Verizon Communications, Inc., 6.40%, 02/15/38	140,000	136,300

		537,500

Transportation (0.1%)
United Parcel Service, Inc., 6.20%, 01/15/38	165,000	176,494

Total Corporate Bonds		13,056,695

Asset-Backed Securities (2.0%)
Capital One Multi-Asset Execution Trust, Series 2007-A9, Class A9, 4.95%, 08/15/12(b)	995,000	1,020,293
Countrywide Asset-Backed Certificates, Series 03-5, Class MF1, 5.41%, 01/25/34	148,837	122,472
Ford Credit Auto Owner Trust, Series 06-B, Class A3, 5.26%, 10/15/10	875,000	884,561
Onyx Acceptance Grantor Trust, Series 04-C, Class A4, 3.50%, 12/15/11	159,167	158,041
PSE&G Transition Funding LLC, Series 01-1, Class A6, 6.61%, 06/15/15	240,000	263,240
Residential Asset Securities Corp.(c)
Series 2002-KS4, Class AIIB, 3.10%, 07/25/32	10,194	9,273
Series 2003-KS5, Class AIIB, 3.18%, 07/25/33	15,342	13,129
Specialty Underwriting & Residential Finance, Series 06-BC2, Class A2B, 5.57%, 02/25/37	750,000	746,016
Wachovia Asset Securitization, Inc., Series 2003-HE2, Class AII1, 2.86%, 07/25/33(c)	36,649	31,066

Total Asset-Backed Securities		3,248,091

Collateralized Mortgage Obligations (3.9%)
Countrywide Alternative Loan Trust
Series 04-28CB, Class 3A1, 6.00%, 01/25/35	470,347	416,257
Series 06-J5, Class 3A1, 6.50%, 09/25/36	693,644	648,174
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-14, Class A2, 5.5%, 7/25/35	524,815	497,893
CS First Boston Mortgage Securities Corp., Series 03-29, Class 7A1, 6.5%, 12/25/33	76,981	73,607
Fannie Mae REMICS
6.50%, 09/25/33	292,950	299,348
6.50%, 10/25/33	262,922	268,702
6.50%, 10/25/33	262,922	268,702
6.50%, 12/25/33	256,843	262,628
6.50%, 12/25/33	230,561	236,077
6.50%, 01/25/34	236,009	241,571
First Horizon Alternative Mortgage Securities, Series 2006-FA4, Class 1A1	404,930	357,787
Freddie Mac REMICS
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
JP Morgan NVIT Balanced Fund

	Principal
	Amount	Value
Collateralized Mortgage Obligations (continued)
5.00%, 11/15/28	$454,334	$464,181
6.50%, 05/15/35	203,036	213,090
5.50%, 07/15/37	600,000	589,727
Indymac Index Mortgage Loan Trust, Series 04-AR7, Class A1, 3.04%, 9/25/34	55,231	50,423
Lehman Mortgage Trust, Series 2007-4, Class 4A1, 6%, 5/25/37	92,944	86,483
Residential Funding Mortgage Securities I, Series 07-S8, Class 1A1, 6%, 9/25/37	578,912	555,756
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 06-5, Class 2CB1, 6%, 7/25/36	267,520	254,289
Wells Fargo Mortgage Backed Securities Trust
Series 2007-5, Class 2A3, 5.50%, 05/25/22	177,390	168,606
Series 2007-11, Class A96, 6.00%, 08/25/37	336,179	320,840

Total Collateralized Mortgage Obligations		6,274,141

Commercial Mortgage Backed Securities (3.0%)
Bear Stearns Commercial Mortgage Securities
Series 05-PWR7, Class A3, 5.12%, 02/11/41	380,000	376,382
Series 04-PWR6, Class A4, 4.52%, 11/11/41	260,000	250,569
Credit Suisse Mortgage Capital Certificates, Series 07-C4, Class A3, 6%, 9/15/39(c)	445,000	436,279
CS First Boston Mortgage Securities Corp.
Series 01-CK1, Class A3, 6.38%, 12/18/35	265,093	272,215
Series 03-C4, Class A4, 5.14%, 08/15/36	480,000	474,043
Greenwich Capital Commercial Funding Corp.
Series 04-GG1, Class A3, 4.34%, 06/10/36	929,759	923,436
Series 05-GG3, Class A4, 4.80%, 08/10/42	285,000	278,692
LB-UBS Commercial Mortgage Trust
Series 05-C1, Class A4, 4.74%, 02/15/30	485,000	473,141
Series 2006, Class A4, 5.16%, 02/15/31	250,000	243,373
Series 06-C4, Class A4, 5.88%, 06/15/38(c)	190,000	193,591
Morgan Stanley Capital I
Series 03-HQ2, Class A2, 4.92%, 03/12/35	250,000	251,105
Series 04-HQ3, Class A2, 4.05%, 01/13/41	364,399	358,038
Series 05, Class IQ9, 4.70%, 07/15/56	265,000	257,614

Total Commercial Mortgage Backed Securities		4,788,478

Commercial Paper (10.0%)(e)
Clipper Receivables Corp., 3.30%, 04/11/08	3,000,000	2,997,000
Edison Asset Securitization LLC, 2.40%, 04/17/08	2,000,000	1,997,360
Kitty Hawk Funding Corp., 3.10%, 04/16/08(b)	2,000,000	1,997,417
Three Pillars Funding LLC, 3.00%, 04/04/08	1,905,000	1,904,295
Ticonderoga Funding LLC, 2.81%, 04/14/08	2,000,000	1,997,500
Yorktown Capital LLC
3.20%, 04/01/08	3,000,000	3,000,000
2.93%, 04/14/08	2,000,000	1,997,884

Total Commercial Paper		15,891,456

Sovereign Bonds (0.8%)
Brazilian Government International Bond, 12.25%, 03/06/30	45,000	73,125
Guatemala Government Bond, 9.25%, 08/01/13(b)	50,000	57,813
Mexico Government International Bond, 8.00%, 09/24/22	225,000	285,480
Republic Of Argentina Government Bond, 3.00%, 04/30/13(c)	180,000	111,960
Russia Government International Bond, 12.75%, 06/24/28	100,000	180,360
Ukraine Government International Bond
6.88%, 03/04/11	170,000	175,695
6.58%, 11/21/16	210,000	208,286
6.58%, 11/21/16(b)	100,000	99,250

Total Sovereign Bonds		1,191,969

U.S. Government Mortgage Backed Agencies (1.5%)
Federal Home Loan Mortgage Corp. TBA	2,025,000	2,044,618
Federal National Mortgage Association TBA	395,000	404,628

Total U.S. Government Mortgage Backed Agencies		2,449,246

U.S. Government Sponsored Mortgage-Backed Obligations (14.9%)
Fannie Mae Pool
Pool #787555, 6.50%, 02/01/35	283,659	294,342
Pool #888415, 5.00%, 12/01/36	839,575	832,195
Pool #888016, 5.50%, 12/01/36	796,874	806,039
Pool #906474, 6.00%, 01/01/37	1,967,693	2,017,482
Federal Home Loan Mortgage Corp. TBA
5.00%, 04/15/36	157,000	155,430
6.00%, 04/15/37	1,900,000	1,948,093
Federal National Mortgage Association TBA
5.50%, 04/01/16	586,000	598,086
6.00%, 04/01/18	2,695,000	2,773,322
4.50%, 04/15/18	550,000	546,906
5.00%, 04/15/21	2,650,000	2,674,844
6.50%, 04/01/33	1,610,000	1,667,356
5.00%, 04/01/36	780,000	771,957
5.50%, 04/15/37	3,145,000	3,174,484
Freddie Mac Gold Pool
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
JP Morgan NVIT Balanced Fund

	Shares or
	Principal
	Amount	Value
U.S. Government Sponsored Mortgage-Backed Obligations (continued)
Pool # A29796, 6.00%, 02/01/35	$153,280	$157,488
Pool # G03069, 5.50%, 12/01/36	2,256,271	2,281,112
Pool # G03269, 5.50%, 10/01/37	420,552	425,074
Freddie Mac Non Gold Pool
Pool # 1B3166, 5.85%, 11/01/36	591,193	602,582
Pool # 1G1999, 5.42%, 06/01/37	29,448	29,700
Pool # 1J1749, 5.57%, 06/01/37	295,394	299,131
Pool # 1J0453, 5.60%, 06/01/37	38,162	38,656
Pool # 1G2061, 5.45%, 07/01/37	58,733	59,365
Government National Mortgage Association TBA
5.00%, 04/15/37	700,000	699,782
5.50%, 04/15/37	195,000	198,778
6.00%, 04/15/37	690,000	711,994

Total U.S. Government Sponsored Mortgage-Backed Obligations		23,764,198

U.S. Government Sponsored & Agency Obligations (4.7%)
Federal Home Loan Mortgage Corp., 6.75%, 03/15/31	375,000	470,628
Federal National Mortgage Association, 6.63%, 11/15/30	30,000	37,121
U.S. Treasury Bill 0.00%, 06/12/08(e)	2,500,000	2,493,975
U.S. Treasury Bond
6.38%, 08/15/27	110,000	139,975
5.00%, 05/15/37	110,000	123,054
U.S. Treasury Notes
4.25%, 09/30/12	125,000	135,088
4.13%, 05/15/15	175,000	189,178
United States Treasury Inflation Indexed Bonds, 2.63%, 07/15/17	805,000	934,247
United States Treasury Note/Bond
5.13%, 06/30/08	30,000	30,276
4.63%, 11/30/08	25,000	25,535
3.25%, 01/15/09	1,885,000	1,911,066
3.25%, 12/31/09	200,000	205,516
4.13%, 08/31/12	370,000	396,911
3.50%, 02/15/18	45,000	45,260
8.88%, 02/15/19	200,000	290,750

Total U.S. Government Sponsored & Agency Obligations		7,428,580

Options Purchased (0.1%)
U.S. 10-Year T-Note Future Call June 2008 (Strike Price $116.00)	5	17,344
U.S. 10-Year T-Note Future Call June 2008 (Strike Price $118.00)	4	8,500
U.S. 10-Year T-Note Future Call June 2008 (Strike Price $119.50)	82	114,031
U.S. 10-Year T-Note Future Put June 2008 (Strike Price $110.00)	28	875
U.S. 10-Year T-Note Future Put June 2008 (Strike Price $111.00)	24	1,125
U.S. 10-Year T-Note Future Put June 2008 (Strike Price $113.00)	8	1,000
U.S. 10-Year T-Note Future Put June 2008 (Strike Price $116.00)	5	2,656
U.S. 10-Year T-Note Future Put May 2008 (Strike Price $118.00)	6	4,125
U.S. T-Bond Future Put April 2008 (Strike Price $118.00)	4	5,062
U.S. T-Bond Future Put June 2008 (Strike Price $117.00)	4	3,188
U.S. T-Bond Future Put June 2008 (Strike Price $115.00)	12	10,500

Total Options Purchased		168,406

Mutual Funds (1.6%)
AIM Liquid Assets Portfolio	2,506,011	2,506,011

Total Investments
(Cost $181,752,779) (f) — 112.2%		178,476,592

Liabilities in excess of other assets — (12.2)%		(19,463,903)

NET ASSETS — 100.0%		$159,012,689

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2008. The maturity date represents the actual maturity date.

(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at March 31, 2008.

(e)	The rate reflected in the Statement of Investments is the effective yield as of March 31, 2008.

(f)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

AMBAC	Insured by American Municipal Bond Insurance Corp.

GDR	Global Depositary Receipt

GR	Greece

IT	Italy

LP	Limited Partnership

MBIA	Insured by Municipal Bond Insurance Organization

NL	Netherlands

SE	Sweden

TBA	To Be Announced.
See accompanying notes to statements of investments

At March 31, 2008, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
	Date	Received/	Contract	Market	Appreciation/
Currency	Delivery	(Delivered)	Value	Value	(Depreciation)

Short Contract:
Australian Dollar	05/06/08	(100,241)	(89,149)	(91,170)	(2,021)
Swiss Franc	05/06/08	(118,046)	(110,559)	(118,913)	(8,354)
Euro	05/06/08	(171,002)	(253,582)	(269,577)	(15,995)
British Sterling Pound	05/06/08	(47,067)	(93,044)	(93,149)	(105)
Hong Kong Dollar	05/06/08	(647,664)	(83,225)	(83,322)	(97)
Japanese Yen	05/07/08	(28,184,502)	(267,980)	(283,473)	(15,493)
Norwegian Krone	05/06/08	(962,933)	(178,656)	(188,596)	(9,940)
Swedish Krone	05/06/08	(403,040)	(65,657)	(67,727)	(2,070)
Singapore Dollar	05/06/08	(73,337)	(52,760)	(53,391)	(631)

Total Short Contracts			$(1,194,612)	$(1,249,318)	$(54,706)

Long Contracts:
Australian Dollar	05/06/08	440,967	394,257	401,063	6,806
Swiss Franc	05/06/08	246,854	230,092	248,667	18,575
Euro	05/06/08	143,351	214,446	225,987	11,541
British Sterling Pound	05/06/08	22,795	45,052	45,112	60
Hong Kong Dollar	05/06/08	1,100,470	141,332	141,575	243
Norwegian Krone	05/06/08	373,891	67,830	73,229	5,399
Swedish Krone	05/06/08	649,267	101,601	109,103	7,502

Total Long Contracts			$1,194,610	$1,244,736	$50,126

At March 31, 2008, the Fund’s open futures contracts were as follows:

			Market Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

3	EURO SFR 3-MO LIF	06/16/08	734,440	(1,030)
14	AMSTERDAM IDX	04/30/08	1,953,021	85,594
26	3MO EURO EURIBOR	12/15/08	9,852,045	(44,434)
10	DAX IDX	06/20/08	2,602,925	99,294
67	EURO BOBL	06/10/08	11,675,052	(151,012)
27	EURO-BUND	06/10/08	4,943,344	(63,474)
9	S&P/MIB IDEM	06/20/08	2,176,725	44,999
22	90DAY STERLING	12/18/08	5,192,983	3,485
6	HANG SENG IDX	04/30/08	872,353	33,602
76	US TREAS 5YR NOTE	06/30/08	8,681,813	52,836
1	RUSSELL 2000	06/20/08	345,000	11,471
23	US TREAS 2YR NOTE	06/30/08	4,937,094	(3,830)

			$53,966,795	$67,501

			Market Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Short Contracts	Expiration	Contracts	(Depreciation)

6	S&P/TSE 60 IX	05/20/08	(918,885)	(1,468)
88	DJ EURO STOXX 50	06/20/08	(4,930,178)	(250,661)
2	LONG GILT	06/30/08	(441,728)	(11,262)
8	FTSE 100	06/20/08	(906,237)	(30,557)
9	TOPIX IDX	06/30/08	(1,097,682)	10,785
1	US 10YR 6% SWAP	06/16/08	(115,141)	(2,097)
9	S&P 500 EMINI	06/21/08	(595,800)	(245)
33	RUSSELL MINI	06/23/08	(2,277,000)	(75,816)
42	US TREAS 10YR NOTE	06/30/08	(4,996,031)	(41,930)
6	US LONG BOND	06/19/08	(712,781)	2,780

			$(16,991,463)	$(400,471)

The following is a summary of written option activity for the period ended March 31, 2008, by the Fund (Dollar amounts in thousands):

Written Options	Contract	Premiums Received
Balance at beginning of period	122	$135
Options written	495	500
Options expired	(171)	(133)
Options terminated in closing purchase transactions	(277)	(324)

Options outstanding at end of period	169	$178
At March 31, 2008, the Fund had the following outstanding options:
WRITTEN OPTION CONTRACTS

						Unrealized
		Expiration	Exercise	Number of		Appreciation
Contracts	Type	Date	Price	Contracts	Value	(Depreciation)

Fed Funds Option	Call	May 2008	118.00	6	9,938	$(4,142)
Fed Funds Option	Call	June 2008	112.00	18	126,281	(110,990)
Fed Funds Option	Call	June 2008	116.50	51	157,781	(81,867)
Fed Funds Option	Call	June 2008	123.00	40	16,875	2,384
Fed Funds Option	Put	June 2008	115.00	2	688	2,619
Fed Funds Option	Put	June 2008	115.50	14	6,125	21,178
Fed Funds Option	Put	June 2008	118.00	3	3,469	1,304
Fed Funds Option	Put	April 2008	115.00	4	1,375	3,176
Fed Funds Option	Put	April 2008	116.00	4	2,188	1,675
Fed Funds Option	Put	June 2008	112.50	27	12,023	6,992
NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$(157,671)

Statement of Investments
March 31, 2008 (Unaudited)
Nationwide NVIT Mid Cap Growth Fund

	Shares	Value
Common Stocks (93.4%)
Air Freight & Logistics (0.5%)
Expeditors International of Washington, Inc.	45,400	$2,051,172

Beverages (1.5%)
Central European Distribution Corp.*	106,300	6,185,597

Biotechnology (1.1%)
United Therapeutics Corp.*	48,700	4,222,290

Capital Markets (4.8%)
Affiliated Managers Group, Inc.*	40,500	3,674,970
GFI Group, Inc.	80,100	4,589,730
Invesco Ltd.	163,100	3,973,116
TD Ameritrade Holding Corp.*	440,300	7,269,353

		19,507,169

Chemicals (1.8%)
Ecolab, Inc.	170,000	7,383,100

Commercial Services & Supplies (2.1%)
Dun & Bradstreet Corp.	48,000	3,906,240
Stericycle, Inc.*	91,300	4,701,950

		8,608,190

Communications Equipment (3.9%)
Foundry Networks, Inc.*	389,800	4,513,884
Harris Corp.	233,200	11,317,196

		15,831,080

Computers & Peripherals (0.8%)(a)
Logitech International SA*	133,200	3,388,608

Construction & Engineering (1.1%)
Aecom Technology Corp.*	174,710	4,544,207

Containers & Packaging (1.4%)
Ball Corp.	126,200	5,797,628

Distributor (1.5%)
LKQ Corp.*	262,900	5,907,363

Diversified Consumer Services (1.0%)
Apollo Group, Inc., Class A*	91,400	3,948,480

Diversified Financial Services (2.0%)
Interactive Brokers Group, Inc., Class A*	145,770	3,741,916
IntercontinentalExchange, Inc.*	31,860	4,157,730

		7,899,646

Electrical Equipment (1.8%)
Belden, Inc.	88,000	3,108,160
General Cable Corp.*	67,700	3,999,039

		7,107,199

Energy Equipment & Services (6.9%)
Cameron International Corp.*	80,400	3,347,856
FMC Technologies, Inc.*	95,000	5,404,550
Helmerich & Payne, Inc.	90,500	4,241,735
Matrix Service Co.*	83,893	1,441,282
National Oilwell Varco, Inc.*	91,500	5,341,770
Patterson-UTI Energy, Inc.	268,400	7,026,712
TETRA Technologies, Inc.*	73,200	1,159,488

		27,963,393

Health Care Equipment & Supplies (5.6%)
Intuitive Surgical, Inc.*	17,800	5,773,430
St. Jude Medical, Inc.*	252,500	10,905,475
Varian Medical Systems, Inc.*	125,100	5,859,684

		22,538,589

Health Care Providers & Services (2.0%)
Express Scripts, Inc.*	79,600	5,119,872
Laboratory Corp. of America Holdings*	41,800	3,079,824

		8,199,696

Hotels, Restaurants & Leisure (1.1%)
Penn National Gaming, Inc.*	104,200	4,556,666

Household Durables (0.8%)
Jarden Corp.*	145,950	3,172,953

Household Products (0.8%)
Church & Dwight Co., Inc.	57,900	3,140,496

Insurance (1.5%)
Brown & Brown, Inc.	131,900	2,292,422
W.R. Berkley Corp.	136,600	3,782,454

		6,074,876

Internet & Catalog Retail (1.2%)
priceline.com, Inc.*	41,200	4,979,432

Internet Software & Services (0.8%)
Akamai Technologies, Inc.*	113,800	3,204,608

IT Services (5.4%)
Cognizant Technology Solutions Corp., Class A*	212,200	6,117,726
Fiserv, Inc.*	248,100	11,931,129
Metavante Technologies, Inc.*	193,800	3,874,062

		21,922,917

Life Sciences Tools & Services (3.9%)
Thermo Fisher Scientific, Inc.*	164,100	9,327,444
Waters Corp.*	115,000	6,405,500

		15,732,944

Machinery (6.6%)
Actuant Corp., Class A(a)	217,900	6,582,759
Bucyrus International, Inc., Class A	45,800	4,655,570
Graco, Inc.	46,500	1,686,090
Harsco Corp.	77,000	4,264,260
Oshkosh Corp.	157,500	5,714,100
Terex Corp.*	62,300	3,893,750

		26,796,529

Media (0.5%)(a)
Focus Media Holding Ltd. ADR CN*	61,100	2,147,665

Oil, Gas & Consumable Fuels (4.6%)
EOG Resources, Inc.	58,900	7,068,000
XTO Energy, Inc.	187,262	11,584,027

		18,652,027

Personal Products (1.2%)
Alberto-Culver Co.	168,700	4,624,067

Pharmaceutical (1.9%)
Barr Pharmaceuticals, Inc.*	158,400	7,652,304

Road & Rail (3.3%)
Con-way, Inc.	89,766	4,441,622
J.B. Hunt Transport Services, Inc.	186,300	5,855,409
Knight Transportation, Inc.(a)	184,300	3,033,578

		13,330,609

Semiconductors & Semiconductor Equipment (2.8%)
Diodes, Inc.*	170,873	3,752,360
MEMC Electronic Materials, Inc.*	108,200	7,671,380

		11,423,740

Software (2.7%)
Intuit, Inc.*	201,000	5,429,010
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Nationwide NVIT Mid Cap Growth Fund

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Software (continued)
MICROS Systems, Inc.*	157,000	$5,284,620

		10,713,630

Specialty Retail (3.5%)
Abercrombie & Fitch Co., Class A	57,000	4,168,980
GameStop Corp., Class A*	119,600	6,184,516
J Crew Group, Inc.*	85,290	3,767,259

		14,120,755

Textiles, Apparel & Luxury Goods (6.3%)
Coach, Inc.*	171,400	5,167,710
Crocs, Inc.*	146,000	2,550,620
Gildan Activewear, Inc. *	134,000	5,006,240
Iconix Brand Group, Inc.*	418,400	7,259,240
Phillips-Van Heusen Corp.	141,200	5,354,304

		25,338,114

Trading Companies & Distributors (2.5%)
Fastenal Co.	221,400	10,168,902

Wireless Telecommunication Services (2.2%)
Millicom International Cellular SA*	39,500	3,734,725
NII Holdings, Inc.*	157,900	5,018,062

		8,752,787

Total Common Stocks		377,589,428

Repurchase Agreements (5.8%)
CS First Boston, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $14,284,289, collateralized by U.S. Government Agency Mortgages with a market value of $14,568,923	$14,283,258	14,283,258
Nomura Securities, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $8,954,327, collateralized by U.S. Government Agency Mortgages with a market value of $9,132,754	8,953,680	8,953,680

Total Repurchase Agreements		23,236,938

Securities Purchased With Collateral For Securities On Loan (2.5%)
Repurchase Agreement (2.5%)
Barclays Capital, 2.50%, dated 03/31/08, due 04/01/08, repurchase price $10,166,410, collateralized by U.S. Government Agency Mortgages with a market value of $10,369,019	10,165,705	10,165,705

Total Securities Purchased With Collateral For Securities On Loan		10,165,705

Total Investments
(Cost $408,812,080) (b) — 101.7%		410,992,071

Liabilities in excess of other assets — (1.7)%		(6,681,960)

NET ASSETS — 100.0%		$404,310,111

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of March 31, 2008.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

CN	China
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
Van Kampen NVIT Comstock Value Fund

	Shares	Value
Common Stocks (94.2%)
Airline (0.8%)
Southwest Airlines Co.	226,900	$2,813,560

Beverages (2.8%)
Anheuser-Busch Cos., Inc.	71,050	3,371,323
Coca-Cola Co. (The)	109,900	6,689,613

		10,060,936

Capital Markets (2.8%)
Bank of New York Mellon Corp.	164,721	6,873,807
Merrill Lynch & Co., Inc.	82,300	3,352,902

		10,226,709

Chemicals (3.7%)
E.I. Du Pont de Nemours & Co.	206,995	9,679,086
Rohm & Haas Co.	72,300	3,909,984

		13,589,070

Commercial Banks (5.7%)
Barclays PLC ADR — GB	15,000	543,000
PNC Financial Services Group, Inc.	60,700	3,980,099
U.S. Bancorp	83,700	2,708,532
Wachovia Corp.	291,505	7,870,635
Wells Fargo & Co.	193,800	5,639,580

		20,741,846

Communications Equipment (0.6%)
Alcatel-Lucent ADR — FR	211,700	1,219,392
Telefonaktiebolaget LM Ericsson ADR — SE	42,200	829,230

		2,048,622

Computers & Peripherals (2.9%)
Dell, Inc.*	151,400	3,015,888
Hewlett-Packard Co.	57,100	2,607,186
International Business Machines Corp.	43,000	4,951,020

		10,574,094

Diversified Financial Services (7.3%)
Bank of America Corp.	329,234	12,481,261
Citigroup, Inc.	362,700	7,769,034
JPMorgan Chase & Co.	150,600	6,468,270

		26,718,565

Diversified Telecommunication Services (4.9%)
AT&T, Inc.	181,000	6,932,300
Verizon Communications, Inc.	305,910	11,150,420

		18,082,720

Food & Staples Retailing (5.4%)
CVS Caremark Corp.	163,300	6,615,283
Wal-Mart Stores, Inc.	252,600	13,306,968

		19,922,251

Food Products (7.3%)
Cadbury Schweppes PLC ADR — GB	208,700	9,228,714
Kraft Foods, Inc., Class A	258,811	8,025,729
Sara Lee Corp.	95,000	1,328,100
Unilever NV	244,200	8,236,866

		26,819,409

Health Care Equipment & Supplies (0.8%)
Boston Scientific Corp.*	216,700	2,788,929

Health Care Providers & Services (2.1%)
Cardinal Health, Inc.	102,400	5,377,024
UnitedHealth Group, Inc.	38,700	1,329,732
WellPoint, Inc.*	24,500	1,081,185

		7,787,941

Household Products (2.4%)
Kimberly-Clark Corp.	77,300	4,989,715
Procter & Gamble Co. (The)	56,600	3,965,962

		8,955,677

Industrial Conglomerate (1.3%)
General Electric Co.	130,100	4,815,001

Insurance (8.5%)
Aflac, Inc.	28,200	1,831,590
American International Group, Inc.	73,400	3,174,550
Berkshire Hathaway, Inc., Class B*	570	2,549,553
Chubb Corp.	195,280	9,662,454
Genworth Financial, Inc., Class A	60,500	1,369,720
Hartford Financial Services Group, Inc. (The)	52,000	3,940,040
MetLife, Inc.	60,600	3,651,756
Torchmark Corp.	27,200	1,634,992
Travelers Cos., Inc. (The)	65,900	3,153,315

		30,967,970

Internet & Catalog Retail (1.0%)
Liberty Media Corp. — Interactive, Series A*	215,374	3,476,136

Internet Software & Services (0.3%)
eBay, Inc.*	32,900	981,736

IT Services (0.9%)
Computer Sciences Corp.*	31,700	1,293,043
Western Union Co. (The)	88,300	1,878,141

		3,171,184

Media (10.8%)
Comcast Corp., Class A	577,200	11,163,048
Liberty Media Corp. — Entertainment, Series A*	158,056	3,578,388
News Corp., Class B	206,000	3,922,240
Time Warner, Inc.	629,600	8,826,992
Viacom, Inc., Class B*	306,400	12,139,568

		39,630,236

Metals & Mining (0.5%)
Alcoa, Inc.	47,400	1,709,244

Multiline Retail (1.0%)
J.C. Penney Co., Inc.	50,000	1,885,500
Macy’s, Inc.	84,200	1,941,652

		3,827,152

Paper & Forest Products (3.9%)
International Paper Co.	526,936	14,332,659

Pharmaceuticals (11.0%)
Abbott Laboratories	79,400	4,378,910
Bristol-Myers Squibb Co.	414,400	8,826,720
Eli Lilly & Co.	86,000	4,436,740
GlaxoSmithKline PLC ADR — GB	40,400	1,714,172
Pfizer, Inc.	233,700	4,891,341
Roche Holding AG ADR — CH	13,000	1,228,300
Schering-Plough Corp.	340,700	4,909,487
Wyeth	238,900	9,976,464

		40,362,134

Semiconductors & Semiconductor Equipment (1.1%)
Intel Corp.	83,100	1,760,058
KLA-Tencor Corp.	36,700	1,361,570
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Van Kampen NVIT Comstock Value Fund

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	35,100	$992,277

		4,113,905

Software (0.4%)
Microsoft Corp.	57,400	1,629,012

Specialty Retail (1.2%)
Home Depot, Inc.	70,700	1,977,479
Lowe’s Cos., Inc.	102,300	2,346,762

		4,324,241

Thrifts & Mortgage Finance (0.9%)
Fannie Mae	29,950	788,284
Freddie Mac	94,580	2,394,766

		3,183,050

Tobacco (1.9%)
Altria Group, Inc.	97,550	2,165,610
Philip Morris International, Inc.*	97,550	4,934,079

		7,099,689

Total Common Stocks		344,753,678

Repurchase Agreements (5.4%)
CS First Boston, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $12,196,372, collateralized by U.S. Government Agency Mortgages with a market value of $12,439,401	$12,195,492	12,195,492
Nomura Securities, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $7,645,493, collateralized by U.S. Government Agency Mortgages with a market value of $7,797,839	7,644,940	7,644,940

Total Repurchase Agreements		19,840,432

Total Investments
(Cost $408,146,774) (a) — 99.6%		364,594,110

Other assets in excess of liabilities — 0.4%		1,399,482

NET ASSETS — 100.0%		$365,993,592

*	Denotes a non-income producing security.

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

CH	Switzerland

FR	France

GB	United Kingdom

SE	Sweden
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
Federated NVIT High Income Bond Fund

	Principal
	Amount	Value
Corporate Bonds (96.0%)
Aerospace & Defense (3.0%)
Alliant Techsystems, Inc., 6.75%, 04/01/16	$800,000	782,000
DRS Technologies, Inc., 6.63%, 02/01/16	400,000	393,000
Hawker Beechcraft Acquisition Co. LLC
8.88%, 04/01/15	625,000	642,187
9.75%, 04/01/17	250,000	250,000
L-3 Communications Corp.
6.13%, 01/15/14	1,425,000	1,396,500
5.88%, 01/15/15	300,000	288,750
6.38%, 10/15/15	375,000	368,438
TransDigm, Inc., 7.75%, 07/15/14	875,000	879,375
US Investigations Services, Inc.(c) (e)
10.50%, 11/01/15	600,000	492,000
11.75%, 05/01/16	425,000	318,750

		5,811,000

Agriculture (0.2%)(c) (e)
Eurofresh, Inc., 11.50%, 01/15/13	775,000	457,250

Auto Components (0.8%)
Cooper-Standard Automotive, Inc., 8.38%, 12/15/14	500,000	381,250
Tenneco, Inc., 8.63%, 11/15/14	300,000	296,250
United Components, Inc., 9.38%, 06/15/13	875,000	806,094

		1,483,594

Automobiles (3.0%)
Ford Motor Co., 7.45%, 07/16/31	900,000	598,500
Ford Motor Credit Co.
9.88%, 08/10/11	425,000	379,253
7.25%, 10/25/11	975,000	801,480
7.13%, 01/13/12(f)	1,350,000	999,463
8.00%, 12/15/16	1,100,000	862,324
General Motors Corp.
7.40%, 09/01/25	2,425,000	1,636,875
8.38%, 07/15/33	825,000	585,750

		5,863,645

Building Products (0.8%)
Mueller Water Products, Inc., 7.38%, 06/01/17	250,000	216,875
Norcraft Holdings LP 0.00%, 09/01/12(g)	500,000	440,000
Nortek Holdings, Inc.
0.00%, 03/01/14(g)	300,000	147,000
8.50%, 09/01/14	350,000	260,750
Panolam Industries International, Inc., 10.75%, 10/01/13	625,000	487,500

		1,552,125

Chemicals (3.5%)
Chemtura Corp., 6.88%, 06/01/16	800,000	716,000
Hexion U.S. Finance Corp., 9.75%, 11/15/14	1,125,000	1,212,188
Koppers, Inc., 9.88%, 10/15/13	715,000	754,325
Mosaic Co. (The), 7.88%, 12/01/16(c) (e)	525,000	567,000
Nalco Co.
8.88%, 11/15/13	1,100,000	1,135,750
0.00%, 02/01/14(g)	481,000	435,305
Nell AF SARL, 8.38%, 08/15/15(c) (e)	800,000	588,000
Terra Capital, Inc., 7.00%, 02/01/17	975,000	966,469
Union Carbide Chemical & Plastics Co., Inc., 7.88%, 04/01/23	225,000	225,380
Union Carbide Corp., 7.50%, 06/01/25	350,000	347,942

		6,948,359

Consumer Goods (5.2%)
AAC Group Holding Corp. 0.00%, 10/01/12(g)	1,025,000	835,375
AAC Group Holding Corp. PIK, 14.75%, 10/01/12	386,290	305,169
American Achievement Corp., 8.25%, 04/01/12	600,000	538,500
American Greetings Corp., 7.38%, 06/01/16	725,000	723,188
Jarden Corp., 7.50%, 05/01/17	1,325,000	1,166,000
Jostens Holding Corp. 0.00%, 12/01/13(g)	1,000,000	940,000
Sealy Mattress Co., 8.25%, 06/15/14	750,000	630,000
True Temper Sports, Inc., 8.38%, 09/15/11	875,000	529,375
Visant Corp., 7.63%, 10/01/12	2,075,000	2,028,312
Visant Holding Corp., 8.75%, 12/01/13	1,575,000	1,480,500
Yankee Acquisition Corp., 9.75%, 02/15/17	1,250,000	1,000,000

		10,176,419

Containers & Packaging (1.7%)
Ball Corp., 6.63%, 03/15/18	800,000	796,000
Crown Americas LLC, 7.75%, 11/15/15	1,250,000	1,290,625
Novelis, Inc.,, 7.25%, 02/15/15	712,000	633,680
Owens Brockway Glass Container, Inc., 8.25%, 05/15/13	475,000	494,000
Rock-Tenn Co., 9.25%, 03/15/16(c) (e)	125,000	130,000
Russell-Stanley Holdings, Inc., 9.00%, 11/30/08(a) (b) (c) (d)	14,589	677

		3,344,982

Electric Utilities (4.2%)
Dynegy Holdings, Inc., 7.75%, 06/01/19	1,700,000	1,598,000
Edison Mission Energy 7.75%, 06/15/16	1,125,000	1,164,375
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Federated NVIT High Income Bond Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Electric Utilities (continued)
7.00%, 05/15/17	$650,000	$650,000
Energy Future Holdings Corp., 10.88%, 11/01/17(c) (e)	250,000	253,750
FPL Energy National Wind, 6.13%, 03/25/19(c) (e)	279,080	276,778
Intergen NV, 9.00%, 06/30/17(c) (e)	1,000,000	1,050,000
NRG Energy, Inc.
7.38%, 02/01/16	1,375,000	1,350,938
7.38%, 01/15/17	1,200,000	1,170,000
Sierra Pacific Resources, 6.75%, 08/15/17	650,000	630,072
Teco Finance, Inc., 6.75%, 05/01/15(c) (e)	150,000	155,582

		8,299,495

Electronic Equipment & Instruments (0.3%)
Freescale Semiconductor, Inc., 8.88%, 12/15/14	875,000	689,063

Energy Companies (4.5%)
Basic Energy Services, Inc., 7.13%, 04/15/16	950,000	909,625
Chesapeake Energy Corp.
7.50%, 09/15/13	375,000	388,125
6.88%, 01/15/16	1,300,000	1,293,500
Cie Generale de Geophysi, 7.75%, 05/15/17	400,000	408,000
Cie Generale de Geophysique, 7.50%, 05/15/15	100,000	102,000
Complete Production Services, 8.00%, 12/15/16	500,000	482,500
Forest Oil Corp., 7.25%, 06/15/19	700,000	715,750
Hilcorp Energy I LP, 7.75%, 11/01/15(c) (e)	925,000	871,812
Petroplus Finance LTD(c) (e)
6.75%, 05/01/14	225,000	206,438
7.00%, 05/01/17	500,000	448,750
Pioneer Natural Resources Co., 6.88%, 05/01/18	850,000	809,616
Plains Exploration & Production Co.
7.75%, 06/15/15	750,000	751,875
7.00%, 03/15/17	375,000	361,875
Range Resources Corp.
6.38%, 03/15/15	250,000	246,250
7.50%, 05/15/16	550,000	566,500
Southwestern Energy Co., 7.50%, 02/01/18(c) (e)	175,000	182,000

		8,744,616

Entertainment (1.5%)
Cinemark, Inc. 0.00%, 03/15/14(g)	1,225,000	1,108,625
Hard Rock Park Operations LLC, 9.89%, 04/01/12(c)(e) (f)	675,000	602,437
Universal City Development Partners, 11.75%, 04/01/10	950,000	978,500
Universal City Florida Holding Co. I/II, 7.99%, 05/01/10(f)	250,000	243,750

		2,933,312

Environmental (0.3%)
Browning-Ferris Industries, Inc., 9.25%, 05/01/21	475,000	494,000

Food & Staples Retailing (0.0%)(a) (b) (c) (d)
Jitney-Jungle Stores of America, Inc. 0.00%, 09/15/10	100,000	0

Food Processor (0.7%)
Michael Foods, Inc., 8.00%, 11/15/13	1,500,000	1,470,000

Food Products (5.4%)
ARAMARK Corp.
6.74%, 02/01/15(f)	750,000	665,625
8.50%, 02/01/15	550,000	554,125
ASG Consolidated LLC 0.00%, 11/01/11(g)	1,675,000	1,515,875
B&G Foods Holdings Corp., 8.00%, 10/01/11	1,100,000	1,069,750
Constellation Brands, 7.25%, 05/15/17	575,000	560,625
Constellation Brands, Inc., 7.25%, 09/01/16(c) (e)	375,000	366,562
Dean Foods Co., 7.00%, 06/01/16	1,425,000	1,254,000
Pierre Foods, Inc., 9.88%, 07/15/12	775,000	430,125
Pilgrim’s Pride Corp., 8.38%, 05/01/17	1,050,000	929,250
Pinnacle Foods Finance LLC
9.25%, 04/01/15	650,000	578,500
10.63%, 04/01/17	650,000	555,750
Reddy Ice Holdings, Inc. 0.00%, 11/01/12(g)	1,300,000	1,066,000
Smithfield Foods, Inc.
7.75%, 05/15/13	200,000	199,000
7.75%, 07/01/17	900,000	882,000

		10,627,187

Gaming (5.8%)
Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, 10.25%, 06/15/15(c) (e)	925,000	656,750
Global Cash Access LLC, 8.75%, 03/15/12	678,000	669,525
Great Canadian Gaming Corp., 7.25%, 02/15/15(c) (e)	550,000	525,938
Herbst Gaming, Inc., 7.00%, 11/15/14	850,000	159,375
Indianapolis Downs LLC & Capital Corp.(c) (e)
11.00%, 11/01/12	775,000	678,125
15.50%, 11/01/13	175,000	167,125
Jacobs Entertainment, Inc., 9.75%, 06/15/14	925,000	698,375
MGM Mirage
8.38%, 02/01/11	700,000	705,250
5.88%, 02/27/14	1,050,000	903,000
7.50%, 06/01/16	1,400,000	1,267,000
MTR Gaming Group, Inc.
9.75%, 04/01/10	800,000	776,000
9.00%, 06/01/12	425,000	371,875
Penn National Gaming, Inc., 6.75%, 03/01/15	925,000	844,062
San Pasqual Casino Development Group, Inc., 8.00%, 09/15/13(c) (e)	800,000	750,000
Shingle Springs Tribal Gaming Authority, 9.38%, 06/15/15(c) (e)	675,000	600,750
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(c) (e)	425,000	414,375
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Federated NVIT High Income Bond Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Gaming (continued)
Wynn Las Vegas Captial Corp., 6.63%, 12/01/14	$1,275,000	$1,233,562

		11,421,087

Health Care Equipment & Supplies (7.1%)
Accellent, Inc., 10.50%, 12/01/13	875,000	704,375
AMR Holding Co./Emcare Holding Co., 10.00%, 02/15/15	600,000	640,500
Bausch & Lomb, Inc., 9.88%, 11/01/15(c) (e)	425,000	433,500
Bio Rad Laboratories, Inc., 6.13%, 12/15/14	525,000	504,000
Biomet, Inc., 11.63%, 10/15/17(c) (e)	925,000	929,625
CRC Health Corp., 10.75%, 02/01/16	875,000	826,875
HCA, Inc.
9.25%, 11/15/16	1,650,000	1,716,000
9.63%, 11/15/16	1,775,000	1,846,000
7.50%, 11/06/33	900,000	699,750
LVB Acquisition Merger Sub, Inc., 10.38%, 10/15/17(c) (e)	75,000	78,187
National Mentor Holdings, Inc., 11.25%, 07/01/14	1,125,000	1,158,750
Omnicare, Inc., 6.88%, 12/15/15	1,000,000	875,000
United Surgical Partners International, Inc., 9.25%, 05/01/17	1,075,000	999,750
Vanguard Health Holding Co. II LLC, 9.00%, 10/01/14	900,000	870,750
Viant Holdings, Inc., 10.13%, 07/15/17(c) (e)	1,085,000	884,275
VWR Funding, Inc., 10.25%, 07/15/15	925,000	864,875

		14,032,212

Hotels, Restaurants & Leisure (0.9%)
Dave & Buster’s, Inc., 11.25%, 03/15/14	675,000	617,625
Royal Caribbean Cruises Ltd.
7.00%, 06/15/13	550,000	517,067
7.25%, 06/15/16	300,000	275,334
Seminole Hard Rock Entertainment, Inc., 5.30%, 03/15/14	550,000	438,625

		1,848,651

Industrial Conglomerates (7.5%)
ALH Finance LLC/ALH Finance Corp., 8.50%, 01/15/13	1,075,000	983,625
American Tire Distributors, Inc., 10.75%, 04/01/13	475,000	456,000
Baker & Taylor Acquisition Corp., 11.50%, 07/01/13(c) (e)	1,000,000	906,250
Belden CDT, Inc., 7.00%, 03/15/17	375,000	363,750
Berry Plastics Corp., 8.88%, 09/15/14	1,025,000	899,437
Da-Lite Screen Co., Inc., 9.50%, 05/15/11	525,000	480,375
Education Management LLC, 10.25%, 06/01/16	1,300,000	1,040,000
ESCO Corp., 8.63%, 12/15/13(c) (e)	500,000	487,500
ESCO Corporation, 6.68%, 12/15/13	250,000	216,250
General Cable Corp.
7.10%, 04/01/15(f)	650,000	563,875
7.13%, 04/01/17	325,000	312,000
Hawk Corp., 8.75%, 11/01/14	625,000	637,500
Interline Brands, Inc., 8.13%, 06/15/14	800,000	768,000
Knowledge Learning Corp., 7.75%, 02/01/15(c) (e)	1,100,000	1,034,000
Norcross Safety Products, 9.88%, 08/15/11	375,000	387,188
RSC Equipment Rental, Inc., 9.50%, 12/01/14	925,000	777,000
Safety Products Holdings PIK, 11.75%, 01/01/12	1,078,240	1,148,326
Sensus Metering Systems, Inc., 8.63%, 12/15/13	575,000	549,125
SPX Corp., 7.63%, 12/15/14(c) (e)	475,000	489,844
Stanadyne Corp.
10.00%, 08/15/14	700,000	640,500
0.00%, 02/15/15(g)	450,000	303,750
Superior Essex Communications LLC, 9.00%, 04/15/12	725,000	701,437
Valmont Industries, Inc., 6.88%, 05/01/14	650,000	643,500

		14,789,232

Machinery (0.4%)
Baldor Electric Co., 8.63%, 02/15/17	750,000	746,250
Clark Material Handling 0.00%, 11/15/06(a) (c) (d) (h)	100,000	0

		746,250

Media (8.8%)
Affinity Group Holding, PIK, 10.88%, 02/15/12	869,758	795,829
Affinity Group, Inc., 9.00%, 02/15/12	425,000	394,719
Dex Media West LLC, 9.88%, 08/15/13	1,591,000	1,388,147
DIRECTV Holdings LLC
8.38%, 03/15/13	975,000	993,281
6.38%, 06/15/15	400,000	375,000
Intelsat Bermuda Ltd., 11.25%, 06/15/16	1,375,000	1,400,781
Intelsat Intermediate Holding Co. Ltd. 0.00%, 02/01/15(g)	1,925,000	1,645,875
Intelsat Subsidiary Holding Co. Ltd., 8.63%, 01/15/15	725,000	734,062
Lamar Media Corp.
7.25%, 01/01/13	550,000	525,250
6.63%, 08/15/15	125,000	110,625
6.63%, 08/15/15	750,000	663,750
Medimedia USA, Inc., 11.38%, 11/15/14(c) (e)	1,200,000	1,242,000
PanAmSat Corp., 9.00%, 08/15/14	453,000	458,663
Quebecor Media, Inc.
7.75%, 03/15/16	525,000	481,688
7.75%, 03/15/16(c) (e)	975,000	894,562
Rainbow National Services LLC, 10.38%, 09/01/14(c) (e)	405,000	431,325
Reader’s Digest Association, Inc. (The), 9.00%, 02/15/17(c) (e)	1,125,000	756,562
RH Donnelley Corp.
8.88%, 01/15/16	775,000	494,063
8.88%, 10/15/17(c) (e)	1,250,000	787,500
SGS International, Inc., 12.00%, 12/15/13	1,250,000	1,084,375
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Federated NVIT High Income Bond Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Media (continued)
Univision Television Group, Inc., 9.75%, 03/15/15(c) (e)	$675,000	$411,750
Videotron Ltee, 6.38%, 12/15/15	325,000	286,000
WDAC Subsidiary Corp., 8.38%, 12/01/14(c) (e)	1,250,000	900,000

		17,255,807

Media — Cable (1.2%)
Charter Communications Holdings II, 10.25%, 09/15/10	1,575,000	1,441,125
Kabel Deutschland GMBH, 10.63%, 07/01/14	850,000	838,313

		2,279,438

Metals & Mining (0.8%)
Aleris International, Inc.
9.00%, 12/15/14	600,000	441,000
10.00%, 12/15/16	475,000	304,000
Freeport-McMoRan Copper & Gold, Inc., 8.38%, 04/01/17	725,000	771,219

		1,516,219

Natural Gas Utilities (4.7%)
AmeriGas Partners LP, 7.13%, 05/20/16	1,600,000	1,576,000
El Paso Corp., 7.80%, 08/01/31	975,000	1,005,946
Holly Energy Partners LP, 6.25%, 03/01/15	1,375,000	1,254,687
Inergy LP, 6.88%, 12/15/14	1,025,000	1,004,500
Pacific Energy Partners LP
7.13%, 06/15/14	700,000	741,513
6.25%, 09/15/15	150,000	149,306
Regency Energy Partners LP, 8.38%, 12/15/13	951,000	974,775
Southern Star Central Corp., 6.75%, 03/01/16	625,000	603,125
Tennessee Gas Pipeline Co., 8.38%, 06/15/32	1,675,000	1,910,656

		9,220,508

Other Financial (2.4%)
Deluxe Corp., 7.38%, 06/01/15	250,000	234,375
First Data Corp., 9.88%, 09/24/15(c) (e)	1,250,000	1,029,688
General Motors Acceptance Corp.
6.88%, 09/15/11	2,275,000	1,742,445
8.00%, 11/01/31	1,125,000	807,996
Nuveen Investments, 10.50%, 11/15/15(c) (e)	1,150,000	991,875

		4,806,379

Other Utilities (0.7%)(c) (e)
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15	850,000	851,063
10.25%, 11/01/15	500,000	500,625

		1,351,688

Paper & Forest Products (1.3%)
Graphic Packaging International Corp., 9.50%, 08/15/13	1,250,000	1,206,250
NewPage Corp.
10.00%, 05/01/12(c) (e)	225,000	229,500
12.00%, 05/01/13	1,125,000	1,133,438

		2,569,188

Pipelines (0.5%)
Williams Cos., 7.88%, 09/01/21	925,000	1,007,094

Real Estate Investment Trusts (REITs) (1.8%)
Host Hotels & Resorts LP
7.13%, 11/01/13	450,000	443,250
6.88%, 11/01/14	400,000	383,000
6.38%, 03/15/15	450,000	420,750
Ventas Realty LP
6.63%, 10/15/14	1,425,000	1,410,750
7.13%, 06/01/15	325,000	324,187
6.75%, 04/01/17	500,000	491,250

		3,473,187

Service Companies (1.2%)
Ceridian Corp., 11.25%, 11/15/15(c) (e)	825,000	707,438
West Corp.
9.50%, 10/15/14	575,000	517,500
11.00%, 10/15/16	1,275,000	1,083,750

		2,308,688

Specialty Retail (3.4%)
AutoNation, Inc.
6.26%, 04/15/13(f)	250,000	206,250
7.00%, 04/15/14	350,000	312,375
Claire’s Stores, Inc., 10.50%, 06/01/17	1,025,000	456,125
Couche-Tard Financing Corp., 7.50%, 12/15/13	1,325,000	1,328,312
FTD, Inc., 7.75%, 02/15/14	1,065,000	942,525
General Nutrition Center, 7.20%, 03/15/14(f)	1,075,000	903,000
NBC Acquisition Corp., 11.00%, 03/15/13(g)	1,000,000	902,500
Nebraska Book Co., Inc., 8.63%, 03/15/12	1,125,000	1,012,500
Penske Auto Group, Inc., 7.75%, 12/15/16	650,000	565,500
U.S. Office Products Co. 0.00%, 06/15/08(a) (c) (d) (h)	455,359	0

		6,629,087

Technology (4.6%)
Activant Solutions, Inc., 9.50%, 05/01/16	1,100,000	929,500
Compucom System, Inc., 12.50%, 10/01/15(c) (e)	1,050,000	979,125
iPayment Holdings, Inc., 9.75%, 05/15/14	750,000	669,375
Open Solutions, Inc., 9.75%, 02/01/15(c) (e)	1,025,000	799,500
Seagate Technology HDD Holdings, 6.80%, 10/01/16	675,000	646,313
Serena Software, Inc., 10.38%, 03/15/16	950,000	879,937
Smart Modular Technologies, 10.23%, 04/01/12(f)	405,000	396,900
SS&C Technologies, Inc., 11.75%, 12/01/13	900,000	897,750
Sungard Data Systems, Inc.
9.13%, 08/15/13	1,070,000	1,086,050
10.25%, 08/15/15	1,150,000	1,161,500
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Federated NVIT High Income Bond Fund

	Shares or
	Principal
	Amount	Value
Corporate Bonds (continued)
Technology (continued)
Unisys Corp., 12.50%, 01/15/16	$575,000	$563,500

		9,009,450

Telecommunications (1.8%)
Echostar DBS Corp., 6.63%, 10/01/14	650,000	593,125
Idearc, Inc., 8.00%, 11/15/16	1,375,000	897,187
Qwest Corp., 8.88%, 03/15/12	1,900,000	1,947,500

		3,437,812

Textiles, Apparel & Luxury Goods (0.0%)(b) (c) (d) (h)
Glenoit Corp. 0.00%, 12/31/49	125,000	0

Tobacco (0.4%)
Reynolds American, Inc., 7.75%, 06/01/18	800,000	845,214

Transportation (1.6%)
CEVA Group PLC, 10.00%, 09/01/14(c) (e)	875,000	850,937
Hertz Corp.
8.88%, 01/01/14	700,000	666,750
10.50%, 01/01/16	825,000	776,531
Holt Group 0.00%, 01/15/06(b) (c) (d) (h)	50,000	0
Stena AB
7.50%, 11/01/13	575,000	569,969
7.00%, 12/01/16	250,000	238,750

		3,102,937

Wireless Telecommunication Services (4.0%)
Alltel Corp., 10.38%, 12/01/17(c) (e)	775,000	670,375
Centennial Cellular Corp.
10.48%, 01/01/13(e)	450,000	393,750
8.13%, 02/01/14	350,000	332,500
Centennial Communications Corp., 10.00%, 01/01/13	325,000	303,875
Citizens Communications, 9.00%, 08/15/31	550,000	484,000
Digicel Ltd.(c) (e)
9.25%, 09/01/12	475,000	473,812
8.88%, 01/15/15	275,000	230,313
9.13%, 01/15/15	596,000	493,190
FairPoint Communications, Inc., 13.13%, 04/01/18(c) (e)	775,000	747,875
MetroPCS Wireless, Inc., 9.25%, 11/01/14	1,100,000	1,017,500
Nextel Communications, Inc., 7.38%, 08/01/15	875,000	674,211
Rogers Wireless, Inc., 8.00%, 12/15/12	800,000	832,000
Valor Telecommunications Enterprises Finance Corp., 7.75%, 02/15/15	650,000	664,561
Windstream Corp., 8.63%, 08/01/16	600,000	592,500

		7,910,462

Total Corporate Bonds		188,455,637

Common Stocks (0.1%)
Consumer Goods (0.0%)(a) (b) (c)
Membership Units*	185	$2

Containers & Packaging (0.0%)(a) (c)
Pliant Corp.*	1	0
Russell-Stanley Holdings, Inc.*(d)	4,000	0

		0

Media (0.1%)
Virgin Media, Inc.	5,650	79,495

Total Common Stocks		79,497

Preferred Stock (0.0%)(a) (d) (h)
Media (0.0%)
Ziff Davis Media, Inc.*	12	0

	Principal
	Amount	Value
Repurchase Agreements (1.6%)
CS First Boston, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $1,976,781, collateralized by U.S. Government Agency Mortgages with a market value of $2,016,171	$1,976,638	$1,976,638
Nomura Securities, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $1,239,177, collateralized by U.S. Government Agency Mortgages with a market value of $1,263,869	1,239,087	1,239,087

Total Repurchase Agreements		3,215,725

Warrants (0.0%)
Entertainment (0.0%)(a) (b)
AMF Bowling Worldwide, Inc. expiring 03/09/09*	811	0

Industrial Conglomerate (0.0%)(a) (b) (c)
Neenah Enterprises, Inc. expiring 09/30/13*	19,280	193

Media (0.0%)
XM Satellite Radio, Inc. expiring 03/15/10*	300	705
Ziff Davis Media, Inc. expiring 08/12/12*(a) (b) (d)	2,200	0

		705

Total Warrants		898

Total Investments
(Cost $209,931,639) (i) — 97.7%		191,751,757

Other assets in excess of liabilities — 2.3%		4,505,385

NET ASSETS — 100.0%		$196,257,142

*	Denotes a non-income producing security.

(a)	Illiquid security.

(b)	Fair Valued Security.

(c)	Denotes a restricted security that either (a) cannot be offered sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales

(d)	Issuer has filed for bankruptcy protection.

(e)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.

(f)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2008. The maturity date represents the actual maturity date.

(g)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at March 31, 2008.

(h)	Security in default.

(i)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

LP	Limited Partnership

PIK	Paid-In-Kind
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
NVIT S&P 500 Index Fund

	Shares	Value
Common Stocks (97.0%)
Aerospace & Defense (2.8%)
Boeing Co. (The)	144,050	$10,712,998
General Dynamics Corp.	74,270	6,191,890
Goodrich Corp.	21,761	1,251,475
Honeywell International, Inc.	140,356	7,918,886
L-3 Communications Holdings, Inc.	22,454	2,455,120
Lockheed Martin Corp.	65,465	6,500,674
Northrop Grumman Corp.	62,254	4,843,984
Precision Castparts Corp.	26,132	2,667,555
Raytheon Co.	82,009	5,298,601
Rockwell Collins, Inc.	29,224	1,670,152
United Technologies Corp.	184,847	12,721,171

		62,232,506

Air Freight & Logistics (1.0%)
CH Robinson Worldwide, Inc.	30,350	1,651,040
Expeditors International of Washington, Inc.	39,900	1,802,682
FedEx Corp.	57,678	5,345,020
United Parcel Service, Inc., Class B	194,640	14,212,613

		23,011,355

Airline (0.1%)
Southwest Airlines Co.	131,080	1,625,392

Auto Components (0.2%)
Goodyear Tire & Rubber Co. (The)*	42,443	1,095,029
Johnson Controls, Inc.	108,588	3,670,275

		4,765,304

Automobiles (0.3%)
Ford Motor Co.*(a)	411,001	2,350,926
General Motors Corp.(a)	107,906	2,055,609
Harley-Davidson, Inc.	44,756	1,678,350

		6,084,885

Beverages (2.5%)
Anheuser-Busch Cos., Inc.	137,078	6,504,351
Brown-Forman Corp., Class B	14,479	958,799
Coca-Cola Co. (The)	376,334	22,907,451
Coca-Cola Enterprises, Inc.	50,980	1,233,716
Constellation Brands, Inc., Class A*	32,376	572,084
Molson Coors Brewing Co., Class B	24,382	1,281,762
Pepsi Bottling Group, Inc.	24,601	834,220
PepsiCo, Inc.	301,437	21,763,751

		56,056,134

Biotechnology (1.3%)
Amgen, Inc.*	202,311	8,452,554
Biogen Idec, Inc.*	56,338	3,475,491
Celgene Corp.*	80,603	4,940,158
Genzyme Corp.*	50,397	3,756,592
Gilead Sciences, Inc.*	174,097	8,971,218

		29,596,013

Building Products (0.1%)
Masco Corp.	72,260	1,432,916
Trane, Inc.	33,869	1,554,587

		2,987,503

Capital Markets (2.9%)
American Capital Strategies Ltd.(a)	37,267	1,273,041
Ameriprise Financial, Inc.	41,901	2,172,567
Bank of New York Mellon Corp.	214,898	8,967,693
Bear Stearns Cos., Inc. (The)(a)	22,422	235,207
Charles Schwab Corp. (The)	172,126	3,241,133
E*Trade Financial Corp.*(a)	91,584	353,514
Federated Investors, Inc., Class B	13,933	545,616
Franklin Resources, Inc.	29,096	2,822,021
Goldman Sachs Group, Inc. (The)	74,584	12,335,448
Janus Capital Group, Inc.	30,762	715,832
Legg Mason, Inc.	26,097	1,460,910
Lehman Brothers Holdings, Inc.(a)	98,384	3,703,174
Merrill Lynch & Co., Inc.	182,810	7,447,679
Morgan Stanley	205,909	9,410,041
Northern Trust Corp.	34,344	2,282,846
State Street Corp.	73,621	5,816,059
T. Rowe Price Group, Inc.	47,514	2,375,700

		65,158,481

Chemicals (1.9%)
Air Products & Chemicals, Inc.	39,215	3,607,780
Ashland, Inc.	12,439	588,365
Dow Chemical Co. (The)	173,781	6,403,830
E.I. Du Pont de Nemours & Co.	170,834	7,988,198
Eastman Chemical Co.	16,806	1,049,535
Ecolab, Inc.	30,357	1,318,404
Hercules, Inc.	17,617	322,215
International Flavors & Fragrances, Inc.	12,673	558,246
Monsanto Co.	103,106	11,496,319
PPG Industries, Inc.	28,895	1,748,436
Praxair, Inc.	60,339	5,082,354
Rohm & Haas Co.	24,666	1,333,937
Sigma-Aldrich Corp.	22,409	1,336,697

		42,834,316

Commercial Banks (2.8%)
BB&T Corp.	99,292	3,183,302
Comerica, Inc.	26,840	941,547
Fifth Third Bancorp	103,625	2,167,835
First Horizon National Corp.(a)	23,162	324,500
Huntington Bancshares, Inc.	62,118	667,769
KeyCorp	77,381	1,698,513
M&T Bank Corp.	13,060	1,051,069
Marshall & Ilsley Corp.	46,355	1,075,436
National City Corp.	114,193	1,136,220
PNC Financial Services Group, Inc.	64,085	4,202,053
Regions Financial Corp.	125,931	2,487,137
SunTrust Banks, Inc.	66,476	3,665,487
U.S. Bancorp	325,540	10,534,474
Wachovia Corp.	373,029	10,071,783
Wells Fargo & Co.	624,231	18,165,122
Zions Bancorp.	19,257	877,156

		62,249,403

Commercial Services & Supplies (0.5%)
Allied Waste Industries, Inc.*	55,639	601,458
Avery Dennison Corp.	20,354	1,002,434
Cintas Corp.	22,631	645,889
Equifax, Inc.	27,282	940,683
Monster Worldwide, Inc.*	26,095	631,760
Pitney Bowes, Inc.	37,625	1,317,627
Robert Half International, Inc.	27,501	707,876
RR Donnelley & Sons Co.	38,533	1,167,935
Waste Management, Inc.	92,542	3,105,710

		10,121,372

Communications Equipment (2.4%)
Ciena Corp.*	17,776	548,034
Cisco Systems, Inc.*	1,121,987	27,028,667
Corning, Inc.	293,094	7,045,980
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT S&P 500 Index Fund

	Shares	Value
Common Stocks (continued)
Communications Equipment (continued)
JDS Uniphase Corp.*	44,893	$601,117
Juniper Networks, Inc.*	99,299	2,482,475
Motorola, Inc.	420,419	3,909,897
QUALCOMM, Inc.	306,435	12,563,835
Tellabs, Inc.*	76,785	418,478

		54,598,483

Computers & Peripherals (4.3%)
Apple, Inc.*	165,361	23,729,303
Dell, Inc.*	418,813	8,342,755
EMC Corp.*	390,400	5,598,336
Hewlett-Packard Co.	464,129	21,192,130
International Business Machines Corp.	260,626	30,008,478
Lexmark International, Inc., Class A*	19,777	607,549
NetApp, Inc.*	67,247	1,348,302
QLogic Corp.*	29,353	450,569
SanDisk Corp.*	43,882	990,417
Sun Microsystems, Inc.*	153,507	2,383,964
Teradata Corp.*	34,000	750,040

		95,401,843

Construction & Engineering (0.2%)
Fluor Corp.	16,933	2,390,262
Jacobs Engineering Group, Inc.*	22,500	1,655,775

		4,046,037

Construction Materials (0.1%)(a)
Vulcan Materials Co.	19,077	1,266,713

Consumer Finance (0.7%)
American Express Co.	218,628	9,558,416
Capital One Financial Corp.	71,622	3,525,235
Discover Financial Services	92,532	1,514,749
SLM Corp.*	83,995	1,289,323

		15,887,723

Containers & Packaging (0.1%)
Ball Corp.	20,714	951,601
Bemis Co., Inc.	15,539	395,157
Pactiv Corp.*	24,483	641,699
Sealed Air Corp.	26,987	681,422

		2,669,879

Distributor (0.1%)
Genuine Parts Co.	28,828	1,159,462

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	26,647	1,151,150
H&R Block, Inc.	56,750	1,178,130

		2,329,280

Diversified Financial Services (4.2%)
Bank of America Corp.	836,188	31,699,887
CIT Group, Inc.	32,561	385,848
Citigroup, Inc.	979,843	20,988,237
CME Group, Inc.	10,074	4,725,713
IntercontinentalExchange, Inc.*	12,700	1,657,350
JPMorgan Chase & Co.	639,280	27,457,076
Leucadia National Corp.	31,026	1,402,996
Moody’s Corp.	40,703	1,417,686
NYSE Euronext	50,000	3,085,500

		92,820,293

Diversified Telecommunication Services (3.0%)
AT&T, Inc.	1,136,126	43,513,626
CenturyTel, Inc.	20,468	680,356
Citizens Communications Co.	70,137	735,737
Embarq Corp.	30,954	1,241,255
Qwest Communications International, Inc.(a)	288,946	1,308,925
Verizon Communications, Inc.	540,461	19,699,804
Windstream Corp.	79,405	948,890

		68,128,593

Electric Utilities (2.1%)
Allegheny Energy, Inc.	29,506	1,490,053
American Electric Power Co., Inc.	76,876	3,200,348
Duke Energy Corp.	231,263	4,128,045
Edison International	62,869	3,081,838
Entergy Corp.	36,992	4,035,087
Exelon Corp.	124,827	10,144,690
FirstEnergy Corp.	58,534	4,016,603
FPL Group, Inc.	74,780	4,691,697
Pepco Holdings, Inc.	36,100	892,392
Pinnacle West Capital Corp.	17,410	610,743
PPL Corp.	68,727	3,155,944
Progress Energy, Inc.	46,166	1,925,122
Southern Co.	142,188	5,063,315

		46,435,877

Electrical Equipment (0.5%)
Cooper Industries Ltd., Class A	31,938	1,282,311
Emerson Electric Co.	145,851	7,505,492
Rockwell Automation, Inc.	29,552	1,696,876

		10,484,679

Electronic Equipment & Instruments (0.3%)
Agilent Technologies, Inc.*	69,865	2,084,073
Jabil Circuit, Inc.	34,797	329,179
Molex, Inc.	24,386	564,780
Tyco Electronics Ltd.	90,409	3,102,837

		6,080,869

Energy Equipment & Services (2.7%)
Baker Hughes, Inc.	59,938	4,105,753
BJ Services Co.	58,371	1,664,157
Cameron International Corp.*	42,400	1,765,536
ENSCO International, Inc.	28,902	1,809,843
Halliburton Co.	162,777	6,402,019
Nabors Industries Ltd.*	55,980	1,890,445
National Oilwell Varco, Inc.*	65,568	3,827,860
Noble Corp.	51,925	2,579,115
Rowan Cos., Inc.	23,072	950,105
Schlumberger Ltd.	225,348	19,605,276
Smith International, Inc.	38,708	2,486,215
Transocean, Inc.*	58,977	7,973,690
Weatherford International Ltd.*	62,161	4,504,808

		59,564,822

Food & Staples Retailing (2.6%)
Costco Wholesale Corp.	82,826	5,381,205
CVS Caremark Corp.	272,096	11,022,609
Kroger Co. (The)	130,799	3,322,294
Safeway, Inc.	79,676	2,338,491
SUPERVALU, Inc.	40,759	1,221,955
SYSCO Corp.	109,735	3,184,510
Wal-Mart Stores, Inc.	444,732	23,428,482
Walgreen Co.	183,904	7,004,903
Whole Foods Market, Inc.(a)	27,766	915,445

		57,819,894

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT S&P 500 Index Fund

	Shares	Value
Common Stocks (continued)
Food Products (1.5%)
Archer-Daniels-Midland Co.	122,086	$5,025,060
Campbell Soup Co.	38,220	1,297,569
ConAgra Foods, Inc.	95,916	2,297,188
Dean Foods Co.*	27,486	552,194
General Mills, Inc.	63,501	3,802,440
H.J. Heinz Co.	61,871	2,906,081
Hershey Co. (The)(a)	29,345	1,105,426
Kellogg Co.	46,914	2,465,800
Kraft Foods, Inc., Class A	292,499	9,070,394
McCormick & Co., Inc., Non-Voting Shares	20,995	776,185
Sara Lee Corp.	141,566	1,979,093
Tyson Foods, Inc., Class A	46,924	748,438
Wm. Wrigley Jr. Co.	38,927	2,446,172

		34,472,040

Health Care Equipment & Supplies (1.9%)
Baxter International, Inc.	119,874	6,931,115
Becton, Dickinson & Co.	44,587	3,827,794
Boston Scientific Corp.*	254,135	3,270,717
C.R. Bard, Inc.	20,023	1,930,217
Covidien Ltd.	91,310	4,040,468
Hospira, Inc.*	27,374	1,170,786
Medtronic, Inc.	213,302	10,317,418
St. Jude Medical, Inc.*	63,744	2,753,103
Stryker Corp.	45,708	2,973,305
Varian Medical Systems, Inc.*	21,776	1,019,988
Zimmer Holdings, Inc.*	45,064	3,508,683

		41,743,594

Health Care Providers & Services (1.8%)
Aetna, Inc.	95,451	4,017,533
AmerisourceBergen Corp.	32,709	1,340,415
Cardinal Health, Inc.	69,000	3,623,190
CIGNA Corp.	54,148	2,196,784
Coventry Health Care, Inc.*	27,343	1,103,290
Express Scripts, Inc.*	48,408	3,113,603
Humana, Inc.*	32,414	1,454,092
Laboratory Corp. of America Holdings*(a)	22,123	1,630,023
McKesson Corp.	55,793	2,921,879
Medco Health Solutions, Inc.*	100,796	4,413,857
Patterson Cos., Inc.*	26,775	971,932
Quest Diagnostics, Inc.	27,560	1,247,641
Tenet Healthcare Corp.*	75,363	426,555
UnitedHealth Group, Inc.	238,393	8,191,183
WellPoint, Inc.*	104,143	4,595,831

		41,247,808

Health Care Technology (0.0%)
IMS Health, Inc.	32,654	686,060

Hotels, Restaurants & Leisure (1.3%)
Carnival Corp.	79,082	3,201,239
Darden Restaurants, Inc.	29,612	963,871
International Game Technology	60,715	2,441,350
Marriott International, Inc., Class A	56,583	1,944,192
McDonald’s Corp.	218,959	12,211,343
Starbucks Corp.*	141,177	2,470,598
Starwood Hotels & Resorts Worldwide, Inc.	37,408	1,935,864
Wendy’s International, Inc.	19,333	445,819
Wyndham Worldwide Corp.	30,987	640,811
Yum! Brands, Inc.(a)	92,479	3,441,144

		29,696,231

Household Durables (0.4%)
Black & Decker Corp.	12,801	846,146
Centex Corp.	23,815	576,561
D.R. Horton, Inc.	51,258	807,313
Fortune Brands, Inc.	27,226	1,892,207
Harman International Industries, Inc.	10,794	469,971
KB HOME(a)	16,953	419,248
Leggett & Platt, Inc.(a)	27,463	418,811
Lennar Corp., Class A	27,330	514,077
Newell Rubbermaid, Inc.	48,395	1,106,794
Pulte Homes, Inc.	34,999	509,235
Snap-on, Inc.	8,956	455,413
Stanley Works (The)	13,112	624,393
Whirlpool Corp.	15,228	1,321,486

		9,961,655

Household Products (2.5%)
Clorox Co.	27,817	1,575,555
Colgate-Palmolive Co.	96,372	7,508,342
Kimberly-Clark Corp.	77,184	4,982,227
Procter & Gamble Co. (The)	580,553	40,679,349

		54,745,473

Independent Power Producers & Energy Traders (0.3%)
AES Corp. (The)*	120,744	2,012,802
Constellation Energy Group, Inc.	34,796	3,071,443
Dynegy, Inc., Class A*	84,541	667,029

		5,751,274

Industrial Conglomerates (3.9%)
3M Co.	134,617	10,654,936
General Electric Co.	1,879,734	69,568,955
Textron, Inc.	45,130	2,501,105
Tyco International Ltd.	90,110	3,969,345

		86,694,341

Insurance (3.9%)
ACE Ltd.	59,985	3,302,774
Aflac, Inc.	89,067	5,784,902
Allstate Corp. (The)	107,906	5,185,962
AMBAC Financial Group, Inc.(a)	54,971	316,083
American International Group, Inc.	474,748	20,532,851
AON Corp.	56,780	2,282,556
Assurant, Inc.	16,904	1,028,777
Chubb Corp.	70,726	3,499,522
Cincinnati Financial Corp.	28,690	1,091,368
Genworth Financial, Inc., Class A	86,405	1,956,209
Hartford Financial Services Group, Inc. (The)	57,732	4,374,354
Lincoln National Corp.	48,117	2,502,084
Loews Corp.	79,995	3,217,399
Marsh & McLennan Cos., Inc.	96,855	2,358,419
MBIA, Inc.(a)	33,839	413,513
MetLife, Inc.	135,423	8,160,590
Principal Financial Group, Inc.	47,323	2,636,838
Progressive Corp. (The)	128,969	2,072,532
Prudential Financial, Inc.	85,552	6,694,444
Safeco Corp.	19,544	857,591
Torchmark Corp.	15,691	943,186
Travelers Cos., Inc. (The)	119,191	5,703,289
Unum Group	63,207	1,391,186
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT S&P 500 Index Fund

	Shares	Value
Common Stocks (continued)
Insurance (continued)
XL Capital Ltd., Class A	35,036	$1,035,314

		87,341,743

Internet & Catalog Retail (0.3%)
Amazon.Com, Inc.*	57,082	4,069,947
Expedia, Inc.*	40,100	877,789
InterActiveCorp*	35,816	743,540

		5,691,276

Internet Software & Services (1.6%)
Akamai Technologies, Inc.*	32,011	901,430
eBay, Inc.*	207,405	6,188,965
Google, Inc., Class A*	43,657	19,229,599
VeriSign, Inc.*	42,183	1,402,163
Yahoo!, Inc.*	249,180	7,208,777

		34,930,934

IT Services (0.8%)
Affiliated Computer Services, Inc., A Shares*	19,495	976,894
Automatic Data Processing, Inc.	95,863	4,063,633
Cognizant Technology Solutions Corp., Class A*	55,538	1,601,160
Computer Sciences Corp.*	33,047	1,347,987
Convergys Corp.*	21,649	326,034
Electronic Data Systems Corp.	90,989	1,514,967
Fidelity National Information Services, Inc.	29,677	1,131,881
Fiserv, Inc.*	32,607	1,568,071
Paychex, Inc.	64,013	2,193,085
Total System Services, Inc.	38,300	906,178
Unisys Corp.*	50,551	223,941
Western Union Co. (The)	140,025	2,978,332

		18,832,163

Leisure Equipment & Products (0.2%)
Brunswick Corp.	13,960	222,941
Eastman Kodak Co.(a)	56,547	999,185
Hasbro, Inc.	30,062	838,730
Mattel, Inc.	66,680	1,326,932

		3,387,788

Life Sciences Tools & Services (0.3%)
Applera Corp. — Applied Biosystems Group	34,107	1,120,756
Millipore Corp.*	11,420	769,822
PerkinElmer, Inc.	19,072	462,496
Thermo Fisher Scientific, Inc.*	77,458	4,402,713
Waters Corp.*	17,509	975,251

		7,731,038

Machinery (1.8%)
Caterpillar, Inc.	118,992	9,315,884
Cummins, Inc.	39,464	1,847,704
Danaher Corp.	46,451	3,531,670
Deere & Co.	83,146	6,688,264
Dover Corp.	35,933	1,501,281
Eaton Corp.	26,287	2,094,285
Illinois Tool Works, Inc.	75,600	3,646,188
Ingersoll-Rand Co. Ltd., Class A	53,229	2,372,949
ITT Corp.	32,001	1,657,972
Manitowoc Co., Inc. (The)	23,900	975,120
PACCAR, Inc.	67,832	3,052,440
Pall Corp.	20,547	720,583
Parker Hannifin Corp.	32,648	2,261,527
Terex Corp.*	18,122	1,132,625

		40,798,492

Media (2.8%)
CBS Corp., Class B	132,293	2,921,029
Clear Channel Communications, Inc.	91,014	2,659,429
Comcast Corp., Class A	541,347	10,469,651
Comcast Corp., Special Class A	30,300	574,791
DIRECTV Group, Inc. (The)*	131,680	3,264,347
EW Scripps Co., Class A	14,113	592,887
Gannett Co., Inc.	46,218	1,342,633
Interpublic Group of Cos., Inc. (The)*	80,075	673,431
McGraw-Hill Cos., Inc. (The)	63,379	2,341,854
Meredith Corp.	9,337	357,140
New York Times Co. (The), Class A(a)	31,063	586,469
News Corp., Class A	427,006	8,006,363
Omnicom Group, Inc.	63,005	2,783,561
Time Warner, Inc.	675,841	9,475,291
Viacom, Inc., Class B*	123,569	4,895,804
Walt Disney Co. (The)	358,150	11,238,747
Washington Post Co. (The), Class B	1,115	737,573

		62,921,000

Metals & Mining (1.1%)
Alcoa, Inc.	155,945	5,623,377
Allegheny Technologies, Inc.	18,125	1,293,400
Freeport-McMoRan Copper & Gold, Inc.	71,755	6,904,266
Newmont Mining Corp.	86,484	3,917,725
Nucor Corp.	53,123	3,598,552
Titanium Metals Corp.(a)	17,100	257,355
United States Steel Corp.	22,416	2,843,918

		24,438,593

Multi-Utilities (1.0%)
Ameren Corp.	41,155	1,812,466
CenterPoint Energy, Inc.	63,527	906,530
CMS Energy Corp.	35,249	477,272
Consolidated Edison, Inc.	51,653	2,050,624
Dominion Resources, Inc.	110,054	4,494,605
DTE Energy Co.	33,369	1,297,720
Integrys Energy Group, Inc.	11,795	550,119
NiSource, Inc.	44,919	774,404
PG&E Corp.	63,823	2,349,963
Public Service Enterprise Group, Inc.	97,056	3,900,681
Sempra Energy	46,907	2,499,205
TECO Energy, Inc.	38,564	615,096
Xcel Energy, Inc.	75,052	1,497,287

		23,225,972

Multiline Retail (0.8%)
Big Lots, Inc.*	20,248	451,531
Dillard’s, Inc., Class A(a)	14,763	254,071
Family Dollar Stores, Inc.	24,006	468,117
J.C. Penney Co., Inc.	41,959	1,582,274
Kohl’s Corp.*	57,454	2,464,202
Macy’s, Inc.	82,905	1,911,789
Nordstrom, Inc.	34,260	1,116,876
Sears Holdings Corp.*(a)	14,372	1,467,238
Target Corp.	152,193	7,713,141

		17,429,239

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT S&P 500 Index Fund

	Shares	Value
Common Stocks (continued)
Natural Gas Utilities (0.1%)
Nicor, Inc.	11,181	$374,675
Questar Corp.	34,449	1,948,436

		2,323,111

Office Electronics (0.1%)
Xerox Corp.	167,364	2,505,439

Oil, Gas & Consumable Fuels (10.2%)
Anadarko Petroleum Corp.	86,314	5,440,371
Apache Corp.	63,019	7,613,956
Chesapeake Energy Corp.	85,773	3,958,424
Chevron Corp.	392,219	33,479,814
ConocoPhillips	295,377	22,510,681
CONSOL Energy, Inc.	33,902	2,345,679
Devon Energy Corp.	82,614	8,619,119
El Paso Corp.	133,520	2,221,773
EOG Resources, Inc.	46,978	5,637,360
Exxon Mobil Corp.	1,006,923	85,165,547
Hess Corp.	52,844	4,659,784
Marathon Oil Corp.	131,587	6,000,367
Murphy Oil Corp.	34,338	2,820,523
Noble Energy, Inc.	32,700	2,380,560
Occidental Petroleum Corp.	154,986	11,340,326
Peabody Energy Corp.	49,902	2,545,002
Range Resources Corp.	28,600	1,814,670
Spectra Energy Corp.	114,321	2,600,803
Sunoco, Inc.	23,039	1,208,856
Tesoro Corp.	26,100	783,000
Valero Energy Corp.	102,349	5,026,359
Williams Cos., Inc. (The)	113,330	3,737,623
XTO Energy, Inc.	94,082	5,819,913

		227,730,510

Paper & Forest Products (0.3%)
International Paper Co.	76,464	2,079,821
MeadWestvaco Corp.	36,424	991,461
Weyerhaeuser Co.	41,019	2,667,876

		5,739,158

Personal Products (0.2%)
Avon Products, Inc.	82,977	3,280,911
Estee Lauder Cos., Inc. (The), Class A	20,299	930,709

		4,211,620

Pharmaceuticals (6.0%)
Abbott Laboratories	291,034	16,050,525
Allergan, Inc.	58,258	3,285,169
Barr Pharmaceuticals, Inc.*	18,672	902,044
Bristol-Myers Squibb Co.	371,729	7,917,828
Eli Lilly & Co.	186,269	9,609,618
Forest Laboratories, Inc.*	60,428	2,417,724
Johnson & Johnson	534,930	34,700,909
King Pharmaceuticals, Inc.*	38,405	334,124
Merck & Co., Inc.	407,645	15,470,128
Mylan, Inc.(a)	61,667	715,337
Pfizer, Inc.	1,272,651	26,636,585
Schering-Plough Corp.	301,684	4,347,266
Watson Pharmaceuticals, Inc.*	17,944	526,118
Wyeth	251,779	10,514,291

		133,427,666

Real Estate Investment Trusts (REITs) (1.2%)
Apartment Investment & Management Co., Class A	19,797	708,931
AvalonBay Communities, Inc.	15,683	1,513,723
Boston Properties, Inc.	23,418	2,156,095
Developers Diversified Realty Corp.(a)	24,054	1,007,381
Equity Residential	53,665	2,226,561
General Growth Properties, Inc.	47,898	1,828,267
HCP, Inc.	40,262	1,361,258
Host Hotels & Resorts, Inc.	91,951	1,463,860
Kimco Realty Corp.	44,370	1,737,973
Plum Creek Timber Co., Inc.	29,589	1,204,272
ProLogis	49,550	2,916,513
Public Storage	22,248	1,971,618
Simon Property Group, Inc.	42,356	3,935,296
Vornado Realty Trust	25,692	2,214,907

		26,246,655

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	33,450	723,858

Road & Rail (0.9%)
Burlington Northern Santa Fe Corp.	56,773	5,235,606
CSX Corp.	78,051	4,376,319
Norfolk Southern Corp.	72,977	3,964,111
Ryder System, Inc.	12,271	747,427
Union Pacific Corp.	49,952	6,262,982

		20,586,445

Semiconductors & Semiconductor Equipment (2.4%)
Advanced Micro Devices, Inc.*(a)	116,714	687,446
Altera Corp.	62,652	1,154,676
Analog Devices, Inc.	56,283	1,661,474
Applied Materials, Inc.	254,032	4,956,164
Broadcom Corp., Class A*	84,018	1,619,027
Intel Corp.	1,089,512	23,075,864
KLA-Tencor Corp.	36,261	1,345,283
Linear Technology Corp.	45,116	1,384,610
LSI Corp.*	122,348	605,623
MEMC Electronic Materials, Inc.*	42,158	2,989,002
Microchip Technology, Inc.(a)	38,300	1,253,559
Micron Technology, Inc.*	147,172	878,617
National Semiconductor Corp.	46,837	858,054
Novellus Systems, Inc.*	22,749	478,866
NVIDIA Corp.*	105,424	2,086,341
Teradyne, Inc.*	28,663	355,995
Texas Instruments, Inc.	245,944	6,952,837
Xilinx, Inc.	58,032	1,378,260

		53,721,698

Software (3.3%)
Adobe Systems, Inc.*	109,580	3,899,952
Autodesk, Inc.*	44,726	1,407,974
BMC Software, Inc.*	34,741	1,129,777
C.A., Inc.	71,094	1,599,615
Citrix Systems, Inc.*	35,788	1,049,662
Compuware Corp*	55,226	405,359
Electronic Arts, Inc.*	59,173	2,953,916
Intuit, Inc.*	64,871	1,752,166
Microsoft Corp.	1,506,551	42,755,917
Novell, Inc.*	68,954	433,721
Oracle Corp.*	744,608	14,564,533
Symantec Corp.*	163,835	2,722,938

		74,675,530

Specialty Retail (1.6%)
Abercrombie & Fitch Co., Class A	17,031	1,245,647
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT S&P 500 Index Fund

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Specialty Retail (continued)
AutoNation, Inc.*	28,587	$427,947
AutoZone, Inc.*	8,890	1,011,949
Bed Bath & Beyond, Inc.*	47,365	1,397,267
Best Buy Co., Inc.	64,447	2,671,973
GameStop Corp., Class A*	30,000	1,551,300
Gap, Inc. (The)	89,223	1,755,909
Home Depot, Inc. (The)	314,302	8,791,027
Limited Brands, Inc.	62,336	1,065,946
Lowe’s Cos., Inc.	271,252	6,222,521
Office Depot, Inc.*	52,372	578,711
OfficeMax, Inc.	16,845	322,413
RadioShack Corp.	28,732	466,895
Sherwin-Williams Co. (The)	20,765	1,059,846
Staples, Inc.	136,105	3,009,281
Tiffany & Co.	26,023	1,088,802
TJX Cos., Inc.	79,457	2,627,643

		35,295,077

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.*	67,954	2,048,813
Jones Apparel Group, Inc.	20,067	269,299
Liz Claiborne, Inc.	21,932	398,066
Nike, Inc., Class B	70,301	4,780,468
Polo Ralph Lauren Corp.	12,372	721,164
V.F. Corp.	15,137	1,173,269

		9,391,079

Thrifts & Mortgage Finance (0.6%)
Countrywide Financial Corp.(a)	113,482	624,151
Fannie Mae	181,603	4,779,791
Freddie Mac	122,935	3,112,714
Hudson City Bancorp, Inc.	91,976	1,626,136
MGIC Investment Corp.(a)	17,911	188,603
Sovereign Bancorp, Inc.	61,181	570,207
Washington Mutual, Inc.(a)	164,602	1,695,400

		12,597,002

Tobacco (1.4%)
Altria Group, Inc.	396,893	8,811,025
Philip Morris International, Inc.*	396,893	20,074,848
Reynolds American, Inc.(a)	30,236	1,784,831
UST, Inc.	28,475	1,552,457

		32,223,161

Trading Companies & Distributors (0.0%)
W.W. Grainger, Inc.	13,529	1,033,480

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A*	77,900	3,054,459
Sprint Nextel Corp.	524,793	3,510,865

		6,565,324

Total Common Stocks		2,166,140,638

	Principal
	Amount	Value
Repurchase Agreements (2.7%)
CS First Boston, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $37,611,002, collateralized by U.S. Government Agency Mortgages with a market value of $38,360,451	$37,608,285	$37,608,285
Nomura Securities, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $23,577,062, collateralized by U.S. Government Agency Mortgages with a market value of $24,046,867	23,575,360	23,575,360

Total Repurchase Agreements		61,183,645

Securities Purchased With Collateral For Securities On Loan (1.2%)
Repurchase Agreement (1.2%)
Barclays Capital, 2.50%, dated 03/31/08, due 04/01/08, repurchase price $26,564,983, collateralized by U.S. Government Agency Mortgages with a market value of $27,094,401	26,563,139	26,563,139

Total Securities Purchased With Collateral For Securities On Loan		26,563,139

Total Investments
(Cost $2,421,744,277) (b) — 100.9%		2,253,887,422

Liabilities in excess of other assets — (0.9)%		(19,405,913)

NET ASSETS — 100.0%		$2,234,481,509

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of March 31, 2008.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

At March 31, 2008, the Fund’s open futures contracts were as follows:

Market
Number			Value	Unrealized
of	Long		Covered by	Appreciation
Contracts	Contracts	Expiration	Contracts	(Depreciation)

192	S&P 500 Futures	06/20/08	$63,552,000	$1,043,773

Statement of Investments
March 31, 2008 (Unaudited)
Van Kampen NVIT Multi Sector Bond Fund

	Principal
	Amount	Value
Corporate Bonds (19.3%)
Airline (0.1%)
CHC Helicopter Corp., 7.38%, 05/01/14	$220,000	$219,175

Auto Components (0.1%)
ArvinMeritor, Inc., 8.75%, 03/01/12	225,000	205,875

Automobiles (0.5%)
Ford Motor Credit Co., 7.25%, 10/25/11	1,470,000	1,207,493

Automotive Manufacturer (0.1%)
Daimler Finance North America LLC, 8.50%, 01/18/31	180,000	205,763

Banks (0.5%)
Bank of America Corp., 5.75%, 12/01/17	50,000	51,742
Bank One Corp., 6.00%, 02/17/09	95,000	96,479
Credit Suisse New York, 6.00%, 02/15/18	385,000	384,081
JPMorgan Chase & Co., 7.00%, 11/15/09	240,000	250,764
MBNA Corp., 3.53%, 05/05/08(a)	460,000	460,361

		1,243,427

Chemicals (0.3%)
Innophos, Inc., 8.88%, 08/15/14	430,000	417,100
Koppers, Inc., 9.88%, 10/15/13	47,000	49,350
Nalco Co., 7.75%, 11/15/11	165,000	167,062

		633,512

Consumer Goods (0.2%)
Johnsondiversey, Inc., 9.63%, 05/15/12(b)	180,000	177,300
Koninklijke Philips Electronics NV, 5.75%, 03/11/18	230,000	234,348

		411,648

Containers & Packaging (0.1%)
Owens-Illinois, Inc., 7.50%, 05/15/10	230,000	235,175

Diversified Financial Services (0.7%)
Bear Stearns Cos., Inc. (The), 5.55%, 01/22/17	260,000	232,138
Goldman Sachs Group, Inc. (The)
6.15%, 04/01/18	180,000	179,733
6.75%, 10/01/37	355,000	330,268
Lehman Brothers Holdings, Inc.
5.75%, 01/03/17	150,000	135,508
6.50%, 07/19/17	215,000	204,174
6.88%, 07/17/37	350,000	303,467
Systems 2001 AT LLC, 6.66%, 09/15/13(c)	244,029	251,510

		1,636,798

Diversified Manufacturing (0.1%)
Glatfelter, 7.13%, 05/01/16	65,000	63,862
Honeywell International, Inc., 5.30%, 03/01/18	140,000	143,464
		207,326
Electric Utilities (0.6%)
Arizona Public Service Co., 5.80%, 06/30/14	250,000	245,114
Consumers Energy Co., 4.80%, 02/17/09	210,000	211,370
Detroit Edison Co. (The), 6.13%, 10/01/10	200,000	211,866
Ipalco Enterprises, Inc., 8.38%, 11/14/08	465,000	470,813
Ohio Power Co., 6.00%, 06/01/16	225,000	225,986

		1,365,149

Electronic Equipment & Instruments (0.7%)
Freescale Semiconductor, Inc., 8.88%, 12/15/14	535,000	418,637
General Electric Co., 5.25%, 12/06/17	1,190,000	1,188,358

		1,606,995

Energy Companies (0.1%)
Cie Generale de Geophysique, 7.50%, 05/15/15	40,000	40,600
Hilcorp Energy I LP, 7.75%, 11/01/15(c)	230,000	215,625
		256,225
Food Processors (0.6%)
ConAgra Foods, Inc.
7.00%, 10/01/28	150,000	151,961
8.25%, 09/15/30	100,000	114,915
Michael Foods, Inc., 8.00%, 11/15/13	120,000	117,000
Pilgrim’s Pride Corp., 7.63%, 05/01/15	1,020,000	981,750
Smithfield Foods, Inc., 8.00%, 10/15/09	90,000	91,350
		1,456,976
Food Products (0.1%)
ARAMARK Corp.
5.00%, 06/01/12(b)	210,000	182,700
6.74%, 02/01/15(a)	50,000	44,125
8.50%, 02/01/15(b)	60,000	60,150
		286,975
Gaming (0.3%)
Harrah’s Operating Co., Inc., 5.38%, 12/15/13	495,000	319,275
Station Casinos, Inc., 6.00%, 04/01/12	340,000	278,800

		598,075

Gas Distribution (0.1%)
Texas Eastern Transmission LP, 7.00%, 07/15/32	215,000	229,105

Health Care Equipment & Supplies (0.1%)
Invacare Corp., 9.75%, 02/15/15	80,000	80,400
LVB Acquisition Merger Sub, Inc., 10.38%, 10/15/17(c)	115,000	119,313

		199,713

Health Care Providers & Services (0.7%)
HCA, Inc.
6.25%, 02/15/13	345,000	300,150
5.75%, 03/15/14	185,000	152,625
7.69%, 06/15/25	370,000	293,242
Sun Healthcare Group, Inc., 9.13%, 04/15/15	265,000	255,725
Tenet Healthcare Corp.
7.38%, 02/01/13	510,000	455,175
9.88%, 07/01/14	65,000	62,888

		1,519,805

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Van Kampen NVIT Multi Sector Bond Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Home Builder (0.1%)
Pulte Homes, Inc., 6.38%, 05/15/33	$190,000	$148,200

Hotels, Restaurants & Leisure (0.1%)
Yum! Brands, Inc., 8.88%, 04/15/11	295,000	325,110

Industrial Conglomerate (0.3%)
Berry Plastics Corp., 8.88%, 09/15/14	685,000	597,663

Insurance (0.5%)
AXA Financial, Inc., 7.75%, 08/01/10	460,000	503,048
Farmers Insurance Exchange, 8.63%, 05/01/24(c)	250,000	263,900
Muenchener Rueckversicherungs AG (EUR), 6.75%, 06/21/23(a)	130,000	206,471
UnitedHealth Group, Inc., 6.00%, 02/15/18	240,000	235,084

		1,208,503

Leisure Equipment & Products (0.3%)
Isle of Capri Casinos, Inc., 7.00%, 03/01/14	555,000	395,437
MGM Mirage, 6.00%, 10/01/09	300,000	297,750
		693,187
Machinery (0.1%)
Cooper Industries, Inc., 5.25%, 11/15/12	205,000	212,458

Media (0.8%)
Cablevision Systems Corp., 9.64%, 04/01/09(a)	290,000	287,825
Comcast Cable Communications LLC, 6.75%, 01/30/11	300,000	311,899
Dex Media West LLC, 9.88%, 08/15/13	75,000	65,250
Time Warner, Inc., 3.30%, 11/13/09(a)	645,000	617,616
Univision Television Group, Inc., 9.75%, 03/15/15(b) (c)	240,000	145,200
Viacom, Inc., 6.88%, 04/30/36	380,000	365,923

		1,793,713

Metals & Mining (0.0%)
Foundation PA Coal Co., 7.25%, 08/01/14	50,000	49,500

Mortgage Bank (0.1%)(b)
Countrywide Home Loans, Inc., 3.25%, 05/21/08	150,000	147,105

Natural Gas Utility (0.1%)
Pacific Energy Partners LP, 7.13%, 06/15/14	150,000	158,850

Oil, Gas & Consumable Fuels (0.9%)
CenterPoint Energy Resources Corp.
7.88%, 04/01/13	45,000	49,989
6.25%, 02/01/37	70,000	65,295
Chaparral Energy, Inc., 8.88%, 02/01/17	210,000	182,175
Colorado Interstate Gas Co., 6.80%, 11/15/15	275,000	283,527
Equitable Resources, Inc., 6.50%, 04/01/18	230,000	231,172
Husky Oil Co., 8.90%, 08/15/28(a)	525,000	531,443
Marathon Oil Corp.
6.00%, 10/01/17	185,000	187,672
5.90%, 03/15/18	145,000	145,754
Sandridge Energy, 8.63%, 04/01/15	325,000	321,344

		1,998,371

Oilfield Machinery & Services (0.3%)
Helix Energy Solutions Group, Inc., 9.50%, 01/15/16(c)	385,000	385,000
Plains All American Pipeline LP, 6.70%, 05/15/36	230,000	221,817
Weatherford International Ltd., 6.00%, 03/15/18	140,000	140,729
		747,546
Other Financial (4.4%)
AIG SunAmerica Global Financing VI, 6.30%, 05/10/11(c)	395,000	415,094
American General Finance Corp., 4.63%, 05/15/09	95,000	94,238
Brookfield Asset Management, Inc.
7.13%, 06/15/12	250,000	249,578
5.80%, 04/25/17	95,000	85,726
CCH I Holdings LLC, 11.00%, 10/01/15	210,000	145,950
Farmers Exchange Capital, 7.05%, 07/15/28(c)	285,000	261,684
FBG Finance Ltd., 5.13%, 06/15/15(c)	250,000	247,684
First Data Corp., 9.88%, 09/24/15(c)	640,000	526,400
Fresenius Medical Care Capital Trust IV, 7.88%, 06/15/11	95,000	98,563
Gaz Capital for Gazprom
6.21%, 11/22/16(c)	310,000	286,750
8.63%, 04/28/34	190,000	216,433
General Electric Capital Corp., 4.25%, 12/01/10	100,000	102,497
General Motors Acceptance Corp., 6.88%, 09/15/11	1,615,000	1,236,063
HSBC Finance Corp., 6.50%, 05/05/09	140,000	223,250
ICI Wilmington, Inc., 4.38%, 12/01/08	115,000	115,595
John Hancock Global Funding II, Series II, 7.90%, 07/02/10(c)	155,000	172,614
Koppers Holdings, Inc. 0.00%, 11/15/14(d)	255,000	221,212
Mantis Reef Ltd., 4.69%, 11/14/08(c)	425,000	428,149
Nisource Finance Corp.
3.66%, 11/23/09(a)	120,000	116,487
7.88%, 11/15/10	440,000	478,303
Nordic Telephone Co. Holdings ApS, 8.88%, 05/01/16(c)	155,000	150,350
Pemex Project Funding Master Trust
4.10%, 06/15/10(a)(c)	570,000	566,865
5.75%, 03/01/18(c)	1,000,000	1,020,381
8.63%, 12/01/23	250,000	317,500
Pemex Project Funding Master Trust (EUR), 6.63%, 04/04/10	250,000	404,992
Prudential Financial, Inc., 6.63%, 12/01/37	170,000	167,915
Qwest Capital Funding, Inc., 7.25%, 02/15/11	330,000	313,500
RSHB Capital SA for OJSC Russian Agricultural Bank, 7.18%, 05/16/13(c)	280,000	285,250
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Van Kampen NVIT Multi Sector Bond Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Other Financial (continued)
Sprint Capital Corp., 8.75%, 03/15/32	$200,000	$169,000
Telecom Italia Capital SA
4.00%, 11/15/08	110,000	108,990
4.00%, 01/15/10	195,000	191,291
Telefonica Europe BV, 8.25%, 09/15/30	220,000	256,924
Wind Acquisition Finance SA, 10.75%, 12/01/15(c)	200,000	204,000

		9,879,228

Other Utilities (0.8%)
AES Corp. (The), 9.38%, 09/15/10	53,000	56,047
Consolidated Natural Gas Co., 6.25%, 11/01/11	260,000	274,712
Entergy Gulf States, Inc.
3.60%, 06/01/08	65,000	64,837
3.74%, 12/08/08(a)(c)	270,000	270,698
3.48%, 12/01/09(a)	105,000	102,768
National Grid PLC (EUR), 5.00%, 07/02/18	110,000	160,464
Peco Energy Co., 5.35%, 03/01/18	165,000	167,273
Texas Competitive Electric Holdings Co. LLC(c)
10.25%, 11/01/15	470,000	468,237
10.25%, 11/01/15	180,000	179,325
		1,744,361
Paper & Forest Products (0.3%)
Graphic Packaging International Corp., 9.50%, 08/15/13(b)	165,000	158,400
Pindo Deli Finance BV(c)
4.25%, 04/28/15(a)	52,881	39,925
4.25%, 04/28/18(a)	223,449	90,497
0.00%, 04/28/25	901,231	94,629
Tjiwi Kimia Finance BV(a)
4.25%, 04/28/15	154,442	115,831
4.29%, 04/28/18(c)	91,531	36,612
0.00%, 04/28/27(c)	473,111	49,677

		585,571

Pharmaceuticals (0.5%)
Amgen, Inc., 5.85%, 06/01/17	60,000	59,952
Biogen Idec, Inc., 6.88%, 03/01/18	220,000	222,266
Hospira, Inc., 5.31%, 03/30/10(a)	490,000	476,559
Medco Health Solutions, Inc., 7.13%, 03/15/18	195,000	199,805
Wyeth
5.50%, 02/15/16	50,000	50,984
5.45%, 04/01/17	140,000	142,589

		1,152,155

Pipelines (0.1%)
Williams Cos., 7.88%, 09/01/21	255,000	276,356

Publishing (0.2%)
Valassis Communications, Inc., 8.25%, 03/01/15	480,000	394,800

Real Estate Investment Trusts (REITs) (0.5%)(c)
Capmark Financial Group, Inc.
5.88%, 05/10/12	945,000	598,729
6.30%, 05/10/17	85,000	50,965
World Financial Properties, 6.91%, 09/01/13	431,448	411,651

		1,061,345

Service Companies (0.3%)
Exodus Communications, Inc. 0.00%, 07/15/10(e) (f)	124,113	0
Interpublic Group of Cos., Inc., 6.25%, 11/15/14	205,000	165,281
Iron Mountain, Inc.
8.63%, 04/01/13	195,000	196,950
7.75%, 01/15/15	180,000	180,900
Realogy Corp., 10.50%, 04/15/14	215,000	144,588

		687,719

Specialty Retail (0.9%)
CVS Caremark Corp.
5.75%, 08/15/11	65,000	67,996
5.75%, 06/01/17	100,000	101,556
CVS Pass-Through Trust, 6.04%, 12/10/28(c)	417,930	398,141
Delhaize America, Inc., 9.00%, 04/15/31	356,000	428,449
Home Depot, Inc.
2.93%, 12/16/09(a)	320,000	305,159
5.40%, 03/01/16	205,000	192,689
Kroger Co. (The)
5.00%, 04/15/13	70,000	70,389
6.40%, 08/15/17	100,000	105,538
Sonic Automotive, Inc., 8.63%, 08/15/13	445,000	411,625

		2,081,542

Technology (0.1%)
Fiserv, Inc., 6.80%, 11/20/17	190,000	196,347

Telecommunications (1.4%)
American Tower Corp.
7.50%, 05/01/12	275,000	281,187
7.13%, 10/15/12	100,000	102,250
AT&T Corp., 8.00%, 11/15/31(a)	295,000	344,710
AT&T, Inc., 6.15%, 09/15/34	140,000	134,474
Axtel SAB de CV, 11.00%, 12/15/13	285,000	309,225
Deutsche Telekom International Finance BV (EUR), 8.13%, 05/29/12	160,000	274,548
Echostar DBS Corp.
6.38%, 10/01/11	550,000	528,000
6.63%, 10/01/14	60,000	54,600
France Telecom SA (EUR), 8.13%, 01/28/33	90,000	174,178
Idearc, Inc., 8.00%, 11/15/16	825,000	534,187
Nortel Networks Corp., 4.25%, 09/01/08	134,000	132,325
Qwest Communications International, Inc., 6.57%, 02/15/09(a)	150,000	148,500
Qwest Corp., 5.63%, 11/15/08	45,000	44,775
Rhythms Netconnections 0.00%, 02/15/10(e) (f)	366,692	0
Verizon New England, Inc., 6.50%, 09/15/11	10,000	10,448
Virgin Media Finance PLC
8.75%, 04/15/14(b)	75,000	67,313
9.13%, 08/15/16	100,000	89,500

		3,230,220

Textiles, Apparel & Luxury Goods (0.1%)
Interface, Inc.
10.38%, 02/01/10	60,000	62,700
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Van Kampen NVIT Multi Sector Bond Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Textiles, Apparel & Luxury Goods (continued)
9.50%, 02/01/14	$225,000	$232,875
Propex, Inc., 10.00%, 12/01/12	385,000	46,200
		341,775
Tobacco (0.1%)
Reynolds American, Inc., 6.50%, 07/15/10	150,000	153,000

Wireless Telecommunication Services (0.0%)(e) (f)
Nextlink Communications, Inc.
0.00%, 06/01/09	350,000	0
0.00%, 06/01/09	500,000	0

		0

Total Corporate Bonds		43,589,835

Asset-Backed Securities (22.9%)
Auto Loans (1.5%)(a)
Capital Auto Receivables Asset Trust
2.88%, 07/15/10	1,650,000	1,628,798
2.88%, 05/15/11	1,900,000	1,886,161
		3,514,959
Credit Card Receivables (0.4%)
Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	835,000	855,533

Home Equity Loans (20.5%)
American Home Mortgage Assets(a)
2.83%, 09/25/46	1,215,549	741,751
2.79%, 10/25/46	1,653,096	1,261,293
2.72%, 03/25/47	1,387,316	1,055,230
American Home Mortgage Investment Trust(a)
Series 2004-1 Class 1A, 2.95%, 04/25/44	159,608	159,167
2.79%, 03/25/46	1,246,677	774,951
Argent Securities, Inc., 2.65%, 10/25/36(a)	864,768	845,265
Bear Stearns Asset Backed Securities Trust, 2.82%, 03/25/35(a)	75,211	75,005
Bear Stearns Mortgage Funding Trust(a)
2.85%, 07/25/36	1,226,944	722,728
2.76%, 12/25/36	1,046,010	794,706
2.74%, 03/25/37	1,376,760	1,041,336
2.77%, 03/25/37	1,546,266	1,102,573
Countrywide Alternative Loan Trust(a)
6.22%, 02/25/36	1,830,811	1,135,103
2.87%, 07/25/46	730,097	466,886
2.91%, 07/25/46	421,834	209,346
2.79%, 10/25/46	923,318	695,769
3.50%, 02/25/47	12,437,367	261,275
2.74%, 04/25/47	1,385,498	1,050,020
2.09%, 05/25/47	6,211,942	167,162
Countrywide Asset-Backed Certificates, 2.75%, 05/25/36(a)	166,718	164,245
Deutsche ALT-A Securities, Inc. Alternate Loan Trust(a)
2.75%, 02/25/47	1,491,319	1,031,333
5.35%, 02/25/47	592,612	325,924
Downey Savings & Loan Association Mortgage Loan Trust(a)
2.76%, 11/19/37	1,251,605	949,661
5.46%, 04/19/47	1,132,228	1,080,632
First Franklin Mortgage Loan Asset Backed Certificates, 2.65%, 07/25/36(a)	721,939	698,357
Fremont Home Loan Trust, 2.65%, 10/25/36(a)	890,037	857,845
Greenpoint Mortgage Funding Trust, 2.92%, 03/25/36(a)	938,039	580,861
GSAMP Trust, 2.67%, 01/25/37(a)	866,520	809,351
GSR Mortgage Loan Trust, 2.79%, 08/25/46(a)	1,169,908	890,034
Harborview Mortgage Loan Trust(a)
2.85%, 08/21/36	1,159,825	745,898
2.74%, 11/19/36	1,375,775	1,046,183
2.77%, 11/19/36	1,355,110	1,031,413
2.76%, 10/19/37	649,602	494,545
2.81%, 10/19/37	958,164	588,521
2.65%, 01/19/38	275,064	259,009
2.75%, 01/19/38	1,527,746	1,160,350
2.76%, 03/19/38	1,528,668	969,577
2.73%, 04/19/38	1,759,133	1,330,289
Indymac Index Mortgage Loan Trust(a)
2.72%, 07/25/46	1,331,632	1,274,019
2.85%, 06/25/47	1,214,553	761,724
Luminent Mortgage Trust, 2.80%, 10/25/46(a)	827,559	628,827
Nationstar Home Equity Loan Trust, 2.67%, 09/25/36(a)	458,548	448,906
Newcastle Mortgage Securities Trust, 2.73%, 04/25/37(a)	677,930	603,774
Residential Accredit Loans, Inc.(a)
2.79%, 12/25/36	1,210,616	914,466
2.76%, 01/25/37	1,524,931	1,159,665
2.76%, 02/25/37	1,097,055	837,903
2.80%, 06/25/37	2,351,745	1,768,157
Residential Asset Mortgage Products, Inc., 2.67%, 08/25/36(a)	714,575	695,256
Residential Asset Securities Corp., 2.68%, 10/25/36(a)	690,323	669,306
Securitized Asset Backed Receivables LLC Trust
1,777.09%, 11/25/36	1,065,358	972,869
2.73%, 05/25/37(a)	996,414	933,201
Soundview Home Equity Loan Trust(a)
2.68%, 01/25/37	734,828	701,327
2.71%, 02/25/37	956,457	891,652
Specialty Underwriting & Residential Finance, 2.72%, 03/25/37(a)	661,262	634,737
Structured Asset Investment Loan Trust, 2.94%, 11/25/33(a)	28,003	24,020
Structured Asset Mortgage Investments, Inc.(a)
2.91%, 02/25/36	769,973	475,251
2.87%, 04/25/36	1,133,657	723,403
2.83%, 07/25/36	1,068,842	660,041
2.83%, 07/25/36	535,070	328,374
2.88%, 07/25/36	551,285	276,398
2.83%, 08/25/36	957,081	592,514
2.78%, 09/25/47	1,767,828	1,290,514
Terwin Mortgage Trust, 2.71%, 04/25/37(a)	353,622	351,081
		46,190,979
Student Loans (0.4%)(a)
SLM Student Loan Trust, 3.32%, 10/27/14	818,910	814,873

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Van Kampen NVIT Multi Sector Bond Fund

	Principal
	Amount	Value
Asset-Backed Securities (continued)
Utility Loans (0.1%)
TXU Electric Delivery Transition Bond Co. LLC, 4.81%, 11/17/14	$300,000	$307,397

Total Asset-Backed Securities		51,683,741

Collateralized Debt Obligation (1.0%)(c)
Special Purpose Entity (1.0%)
CDX North America High Yield, 8.75%, 12/29/12	2,277,000	2,165,996

Collateralized Mortgage Obligations (6.6%)(a)
American Home Mortgage Assets Trust
2.83%, 05/25/46	1,174,442	760,955
2.79%, 06/25/47	1,767,905	1,335,065
2.90%, 06/25/47	683,590	334,242
American Home Mortgage Investment Trust, 2.79%, 05/25/47	1,740,893	1,323,133
Banc of America Funding Corp., 2.89%, 09/20/35	216,230	144,085
Countrywide Alternative Loan Trust
3.44%, 09/25/35	18,711,681	484,019
3.38%, 11/20/35	297,076	274,801
3.50%, 11/20/35	627,802	437,731
4.05%, 02/25/37	5,887,613	253,903
4.16%, 03/20/46	5,206,499	228,836
2.88%, 05/20/46	628,107	388,723
2.84%, 12/20/46	737,645	355,149
4.18%, 12/20/46	18,855,888	916,943
2.82%, 03/20/47	528,055	252,149
4.25%, 03/20/47	9,592,317	496,700
2.89%, 06/25/47	1,007,110	761,115
3.10%, 06/25/47	749,976	497,115
Deutsche ALT-A Securities NIM Trust, 6.75%, 02/25/47	198,387	194,287
Harborview Mortgage Loan Trust
2.94%, 11/19/35	527,453	358,667
2.85%, 07/19/45	277,017	196,377
2.79%, 07/19/46	967,480	604,486
Harborview NIM Corp.
6.41%, 03/19/37	77,517	76,742
6.41%, 03/19/38	18,626	18,597
Luminent Mortgage Trust, 2.84%, 04/25/36	682,539	517,163
Residential Accredit Loans, Inc.
2.86%, 02/25/46	311,396	203,093
2.87%, 02/25/46	342,603	238,319
Structured Asset Mortgage Investments, Inc., 2.79%, 02/25/36	341,744	254,661
WaMu Mortgage Pass Through Certificates
2.87%, 04/25/45	441,806	300,515
2.89%, 08/25/45	42,214	41,655
2.86%, 10/25/45	100,174	98,955
2.85%, 11/25/45	213,824	198,662
2.85%, 12/25/45	188,340	181,588
Washington Mutual Alternative Mortgage Pass-Through Certificates
5.46%, 04/25/46	1,058,438	722,686
5.46%, 04/25/46	957,634	682,069
2.88%, 07/25/46	610,635	295,449
Zuni Mortgage Loan Trust, 2.73%, 08/25/36	586,258	555,808

Total Collateralized Mortgage Obligations		14,984,443

Commercial Mortgage Backed Securities (10.6%)
Banc of America Commercial Mortgage, Inc.
5.66%, 05/10/17(a)	1,050,000	1,036,456
5.75%, 07/10/17(a)	1,200,000	1,193,220
5.49%, 10/10/17	500,000	484,861
5.41%, 09/10/47(a)	975,000	957,797
Bear Stearns Commercial Mortgage Securities, 5.71%, 05/11/17(a)	975,000	968,469
Citigroup Commercial Mortgage Trust
5.43%, 10/15/49	975,000	955,976
5.70%, 12/10/49(a)	1,000,000	992,257
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.89%, 11/15/44(a)	950,000	938,363
Commercial Mortgage Pass Through Certificates, 2,128.81%, 12/10/49	1,700,000	1,699,110
Credit Suisse Mortgage Capital Certificates, 5.72%, 06/15/39(a)	850,000	843,866
Greenwich Capital Commercial Funding Corp.
5.44%, 03/10/39	975,000	948,624
5.74%, 12/10/49	950,000	937,803
GS Mortgage Securities Corp., 6.25%, 01/25/37(a)	70,923	70,214
GS Mortgage Securities Corp. II, 5.80%, 08/10/45(a)	950,000	948,487
JP Morgan Chase Commercial Mortgage Securities Corp.
1,985.60%, 06/12/47	1,075,000	1,043,983
5.75%, 02/12/49(a)	950,000	943,242
5.82%, 06/15/49(a)	1,200,000	1,198,635
5.79%, 02/12/51	925,000	916,488
LB Commercial Conduit Mortgage Trust, 5.93%, 07/15/44(a)	925,000	933,022
LB-UBS Commercial Mortgage Trust Series 2006, Class A4, 5.16%, 02/15/31	975,000	949,157
5.43%, 02/15/40	975,000	946,513
5.87%, 09/15/45	1,200,000	1,195,396
Wachovia Bank Commercial Mortgage Trust
2,072.47%, 05/15/46	825,000	811,890
5.74%, 06/15/49(a)	950,000	941,194
5.90%, 02/15/51(a)	950,000	957,309

Total Commercial Mortgage Backed Securities		23,812,332

Sovereign Bonds (15.1%)
Argentina (0.2%)
Argentina Government International Bond
8.28%, 12/31/33	335,636	278,259
8.38%, 12/31/33	51,957	35,980
1.38%, 12/15/35(a)	11	0
Republic of Argentina, 5.83%, 12/31/33	337,000	115,844

		430,083

Brazil (1.9%)
Brazilian Government International Bond
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Van Kampen NVIT Multi Sector Bond Fund

	Principal
	Amount	Value
Sovereign Bonds (continued)
Brazil (continued)
14.50%, 10/15/09	$153,000	$178,857
10.50%, 07/14/14	180,000	228,600
8.00%, 01/15/18	972,000	1,088,640
8.88%, 10/14/19	556,000	686,660
8.88%, 04/15/24	470,000	581,625
11.00%, 08/17/40	540,000	723,060
Federative Republic of Brazil, 6.00%, 01/17/17	440,000	448,580
Nota Do Tesouro Nacional (BRL), 10.00%, 01/01/10	631,000	342,231

		4,278,253

Canada (0.3%)
Canadian Government (CAD), 5.25%, 06/01/12	700,000	744,816

Colombia (0.1%)
Colombia Government International Bond, 11.75%, 02/25/20	100,000	147,500

Ecuador (0.2%)
Ecuador Government International
9.38%, 12/15/15	100,000	101,250
10.00%, 08/15/30(a)	290,000	280,575

		381,825

Egypt (0.1%)
Arab Republic of Egypt, 8.75%, 07/18/12	1,000,000	188,046

Germany (3.1%)
Bundesrepublik Deutschland (EUR), 5.63%, 01/04/28	3,820,000	6,879,522

Ghana (0.1%)(c)
Republic of Ghana, 8.50%, 10/04/17	200,000	209,000

Indonesia (0.1%)(c)
Indonesia Government International Bond, 7.75%, 01/17/38	245,000	253,575

Italy (0.1%)
Italy Buoni Poliennali Del Tesoro (EUR), 5.25%, 11/01/29	120,000	198,772

Ivory Coast (0.0%)(e)
Ivory Coast Government International Bond, 3.00%, 03/30/18	285,000	111,150

Japan (0.2%)
Japan Government Ten Year Bond (JPY), 0.80%, 03/20/13	50,000,000	503,146

Mexico (1.5%)
Mexican Bonos (MXN)
9.50%, 12/18/14	9,233,000	963,114
8.00%, 12/17/15	6,360,000	617,826
Mexico Government International Bond
8.38%, 01/14/11	710,000	801,235
7.50%, 01/14/12	380,000	427,500
5.63%, 01/15/17	646,000	678,946

		3,488,621

Peru (0.4%)
Peruvian Government International Bond
9.88%, 02/06/15	288,000	363,168
8.38%, 05/03/16	120,000	142,920
8.75%, 11/21/33	390,000	507,000

		1,013,088

Philippines (1.3%)
Philippine Government International Bond
9.00%, 02/15/13	270,000	315,576
8.88%, 03/17/15	1,303,000	1,537,540
9.50%, 02/02/30	862,000	1,124,910

		2,978,026

Russian Federation (1.4%)
Russia Government International Bond
11.00%, 07/24/18	46,000	66,884
12.75%, 06/24/28	960,000	1,731,456
7.50%, 03/31/30(a)	756,429	871,948
Russian Ministry of Finance, 3.00%, 05/14/11	530,000	508,323

		3,178,611

Spain (1.9%)
Spain Government Bond (EUR)
5.15%, 07/30/09	2,250,000	3,612,957
6.15%, 01/31/13	330,000	572,555

		4,185,512

Sweden (0.3%)
Sweden Government Bond (SEK), 5.00%, 01/28/09	4,500,000	762,424

Turkey (0.9%)
Turkey Government International Bond
11.00%, 01/14/13	917,000	1,114,155
6.75%, 04/03/18	708,000	702,690
11.88%, 01/15/30	156,000	230,295

		2,047,140

Ukraine (0.1%)(c)
Ukraine Government International Bond, 6.58%, 11/21/16	230,000	228,275

Venezuela (0.9%)
Venezuela Government International Bond
10.75%, 09/19/13	640,000	652,800
8.50%, 10/08/14	270,000	250,425
9.25%, 09/15/27	1,106,000	1,050,700

		1,953,925

Total Sovereign Bonds		34,161,310

U.S. Government Sponsored & Agency Obligations (7.6%)
U.S. Treasury Bond(b)
6.38%, 08/15/27	1,300,000	1,654,250
4.50%, 02/15/36	525,000	542,349
United States Treasury Bill 0.00%, 04/10/08(g)(h)	500,000	499,899
United States Treasury Note/Bond, 6.13%, 08/15/29(b)	11,475,000	14,367,951
Total U.S. Government Sponsored & Agency Obligations		17,064,449

U.S. Government Sponsored Mortgage-Backed Obligations (24.8%)
Fannie Mae Pool
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Van Kampen NVIT Multi Sector Bond Fund

	Principal
	Amount	Value
U.S. Government Sponsored Mortgage-Backed Obligations (continued)
Pool # 50946, 6.50%, 12/01/23	$21,777	$22,684
Pool # 346286, 6.50%, 05/01/26	64,686	67,737
Pool # 370191, 6.50%, 01/01/27	5,726	5,997
Pool # 251752, 6.50%, 06/01/28	103,880	108,637
Pool # 252009, 6.50%, 07/01/28	257,114	268,888
Pool # 415967, 6.50%, 10/01/28	92,452	96,686
Pool # 457953, 6.50%, 01/01/29	70,264	73,482
Pool # 482616, 6.50%, 02/01/29	172,892	180,742
Pool # 323591, 6.50%, 03/01/29	179,452	187,670
Pool # 511954, 7.50%, 10/01/29	7,859	8,498
Pool # 519145, 7.50%, 10/01/29	21,003	22,710
Pool # 523284, 7.50%, 11/01/29	2,150	2,325
Pool # 527589, 7.50%, 01/01/30	9,445	10,212
Pool # 517874, 7.50%, 02/01/30	30,812	33,260
Pool # 253113, 7.50%, 03/01/30	15,348	16,601
Pool # 540017, 8.00%, 05/01/30	5,946	6,445
Pool # 540091, 7.50%, 06/01/30	14,989	16,180
Pool # 535399, 8.00%, 07/01/30	27,031	29,296
Pool # 535533, 8.00%, 10/01/30	89,969	97,508
Pool # 564363, 8.00%, 01/01/31	2,026	2,196
Pool # 253673, 7.50%, 03/01/31	24,966	26,950
Pool # 564993, 7.50%, 03/01/31	14,538	15,694
Pool # 253674, 8.00%, 03/01/31	1,658	1,796
Pool # 613017, 8.00%, 03/01/31	1,205	1,312
Pool # 576112, 7.00%, 05/01/31	2,596	2,762
Pool # 577407, 7.50%, 07/01/31	54,846	59,150
Pool # 545239, 8.00%, 09/01/31	36,657	39,729
Pool # 545604, 8.00%, 09/01/31	12,920	14,070
Pool # 606566, 7.50%, 10/01/31	16,601	17,904
Pool # 545551, 8.00%, 04/01/32	20,759	22,498
Pool # 630601, 7.00%, 05/01/32	193,471	205,598
Pool # 545759, 6.50%, 07/01/32	162,975	169,895
Pool # 642656, 7.00%, 07/01/32	56,790	60,350
Pool # 254695, 6.50%, 04/01/33	255,229	265,685
Pool # 555533, 6.50%, 04/01/33	79,492	82,950
Pool # 741875, 6.50%, 09/01/33	30,618	31,872
Pool # 815635, 5.12%, 06/01/35(a)	1,037,677	1,065,432
Pool # 745132, 5.01%, 09/01/35(a)	998,996	1,024,645
Pool # 822148, 5.12%, 11/01/35(a)	1,075,760	1,092,745
Pool # 868995, 7.04%, 05/01/36(a)	1,455,021	1,500,402
Pool # 888177, 4.74%, 06/01/36(a)	1,052,081	1,057,647
Pool # 886574, 7.12%, 08/01/36(a)	882,609	903,869
Federal Home Loan Mortgage Corp. TBA(i)
6.50%, 04/01/34	1,300,000	1,348,344
5.00%, 04/15/36	9,150,000	9,058,500
6.00%, 04/15/37	10,450,000	10,714,510
Federal National Mortgage Association TBA(i)
4.50%, 04/15/18	2,450,000	2,436,219
5.00%, 04/15/21	2,400,000	2,422,500
0.00%, 04/01/31	1,525,000	1,600,297
6.50%, 04/01/33	2,250,000	2,330,156
5.50%, 04/15/37	7,250,000	7,317,969
Freddie Mac Gold Pool
Gold, Pool # C90381, 7.50%, 11/01/20	1,198	1,298
Gold, Pool # C00712, 6.50%, 02/01/29	27,379	28,665
Gold, Pool # C29808, 8.00%, 08/01/29	18,241	19,803
Gold, Pool # C39060, 8.00%, 06/01/30	494	537
Gold, Pool # C41333, 7.50%, 08/01/30	18,626	20,151
Gold, Pool # C41531, 8.00%, 08/01/30	4,582	4,975
Gold, Pool # C42327, 8.00%, 09/01/30	1,865	2,025
Gold, Pool # C44964, 7.50%, 11/01/30	37,220	40,268
Gold, Pool # C01104, 8.00%, 12/01/30	30,363	32,967
Gold, Pool # C01132, 8.00%, 01/01/31	22,363	24,280
Gold, Pool # C46946, 8.00%, 01/01/31	7,507	8,151
Gold, Pool # C01150, 8.00%, 02/01/31	24,653	26,767
Gold, Pool # C48997, 8.00%, 03/01/31	87,538	95,044
Gold, Pool # C49587, 8.00%, 03/01/31	19,366	21,029
Gold, Pool # C50477, 8.00%, 04/01/31	34,138	37,069
Gold, Pool # C53597, 8.00%, 06/01/31	150,308	163,212
Gold, Pool # C53381, 8.00%, 06/01/31	4,771	5,180
Gold, Pool # C53657, 8.00%, 06/01/31	10,467	11,365
Gold, Pool # C60019, 7.50%, 11/01/31	7,331	7,924
Gold, Pool # C67851, 7.50%, 06/01/32	126,902	136,899
Pool # C69951, 6.50%, 08/01/32	43,508	45,421
Gold, Pool # C02851, 5.50%, 05/01/37	7,008,950	7,084,315
Freddie Mac Non Gold Pool
Pool # 170271, 12.00%, 08/01/15	173,126	197,437
Pool # C67851, 5.63%, 03/01/37	954,859	969,881
Ginnie Mae I pool
Pool # 780699, 9.50%, 12/15/17	142,669	157,854
Pool # 780378, 11.00%, 01/15/19	161,185	190,075
Pool # 780141, 10.00%, 12/15/20	134,314	161,026
Pool # 780709, 11.00%, 01/15/21	183,562	215,546
Pool # 780349, 10.00%, 09/15/21	169,441	202,595

Total U.S. Government Sponsored Mortgage-Backed Obligations		56,060,963

Yankee Dollars (1.0%)
Banks (0.7%)
Banco ABN AMRO Real SA (BRL), 16.20%, 02/22/10	410,000	247,543
JP Morgan & Chase Co. (RUB), 7.00%, 06/28/17	6,000,000	209,984
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Van Kampen NVIT Multi Sector Bond Fund

	Principal
	Amount	Value
Yankee Dollars (continued)
Banks (continued)
Kinder Morgan Finance Co. ULC, 5.70%, 01/05/16	$635,000	$601,662
Unicredit Luxembourg Finance SA, 3.77%, 10/24/08(a)(c)	440,000	439,540

		1,498,729

Metals & Mining (0.0%)(b) (e) (f)
Murrin Murrin Holdings Ltd., 9.38%, 08/31/07	125,000	0

Other Financial (0.2%)
RSHB Capital SA for OJSC Russian Agricultural Bank
7.18%, 05/16/13	100,000	102,000
6.30%, 05/15/17(c)	106,000	98,182
TNK-BP Finance SA, 7.88%, 03/13/18(c)	388,000	358,415
		558,597
Telecommunications (0.1%)
France Telecom SA, 3,376.25%, 03/01/31	115,000	142,473

Total Yankee Dollars		2,199,799

Interest Only Bonds (2.9%)
Bear Stearns Structured Products, Inc.(a)
3.01%, 06/26/36	18,229,266	227,866
1.93%, 01/27/37	14,099,839	169,198
3.20%, 01/27/37	23,874,388	298,430
3.37%, 01/27/37	16,453,401	180,987
3.98%, 04/25/37	20,968,275	524,207
Countrywide Alternative Loan Trust(a) (c)
3.68%, 12/20/35	5,656,197	193,442
3.91%, 12/20/35	7,607,304	298,374
Fannie Mae REMICS
Series 2003-82, Class IA, 6.00%, 08/25/32	227,003	18,222
Series 03-39, Class IO, 6.00%, 05/25/33	346,483	76,360
Series 2003-33, Class IA, 6.50%, 05/25/33(a)	792,891	173,680
Series 2003-35, Class UI, 6.50%, 05/25/33(a)	322,854	69,110
Series 2003-44, Class IB, 6.00%, 06/25/33	382,814	75,416
Series 2003-49, Class IO, 6.50%, 06/25/33(a)	322,217	65,124
Freddie Mac REMICS
Series 2129, Class SG, 4.13%, 06/17/27(a)	1,121,483	104,259
Series 2557, Class IW, 6.00%, 04/15/32	854,219	89,575
Series 2649, Class IM, 7.00%, 07/15/33	377,173	70,570
Greenpoint Mortgage Funding Trust(a)
3.83%, 08/25/45	2,740,357	89,062
3.77%, 10/25/45	1,307,855	38,009
4.09%, 10/25/45	3,746,865	135,824
2.80%, 03/25/47	1,790,315	1,357,948
Harborview Mortgage Loan Trust(a)
2.79%, 11/19/34	5,319,356	90,914
3.05%, 05/19/35	5,420,834	152,979
3.29%, 06/19/35	3,970,227	114,673
4.00%, 03/19/37	5,016,355	197,777
4.06%, 07/19/47	5,990,943	241,987
Indymac Index Mortgage Loan Trust, 3.46%, 07/25/35(a)	3,555,146	116,765
Kreditanstalt fuer Wiederaufbau (JPY), 2.05%, 09/21/09	94,000,000	960,033
Residential Accredit Loans, Inc.(a)
3.19%, 03/25/47	7,054,380	171,951
3.99%, 05/25/47	14,162,712	354,068

Total Interest Only Bonds		6,656,810

Principal Only Bonds (0.0%)
Harborview Mortgage Loan Trust
Series 2006-1, Class PO1, 0.00%, 03/19/37	4,368	3,363
Series 2006-5, Class PO2, 0.00%, 07/19/47(a)	41	22

Total Principal Only Bonds		3,385

Ioette Bond (0.0%)
Federal Home Loan Mortgage Corp., 1,156.50%, 06/15/21	10	329

Warrants (0.0%)*
Banks (0.0%)(f)
Central Bank of Nigeria , 0.00%, expiring 11/15/08(e)	500	0
Republic of Venezuela , 0.00%, expiring 04/15/20	1,250	0

		0

Communications Equipment (0.0%)
XO Holdings, Inc.,expiring
expiring, 01/16/10	248	322
expiring, 01/16/10	499	50
expiring, 01/16/10	374	19
expiring, 01/16/10	374	15

		406

Total Warrants		406

Repurchase Agreements (2.9%)
CS First Boston, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $4,016,801, collateralized by U.S. Government Agency Mortgages with a market value of $4,096,841	4,016,511	4,016,511
Nomura Securities, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $2,517,996, collateralized by U.S. Government Agency Mortgages with a market value of $2,568,171	2,517,814	2,517,814

Total Repurchase Agreements		6,534,325

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Van Kampen NVIT Multi Sector Bond Fund

	Principal
	Amount	Value
Securities Purchased With Collateral For Securities On Loan (0.7%)
Repurchase Agreement (0.7%)
Barclays Capital, 2.50%, dated 03/31/08, due 04/01/08, repurchase price $1,497,611, collateralized by U.S. Government Agency Mortgages with a market value of $1,527,457	$1,497,507	$1,497,507

Total Securities Purchased With Collateral For Securities On Loan		1,497,507

Total Investments
(Cost $272,890,383) (j) — 115.4%		260,415,630

Liabilities in excess of other assets — (15.4)%		(34,802,527)

NET ASSETS — 100.0%		$225,613,103

*	Denotes a non-income producing security.

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2008. The maturity date represents the actual maturity date.

(b)	All or a part of the security was on loan as of March 31, 2008.

(c)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.

(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at March 31, 2008.

(e)	Security in default.

(f)	Fair Valued Security.

(g)	The rate reflected in the Statement of Investments is the effective yield as of March 31, 2008.

(h)	All or a part of the security was pledged as collateral for futures contracts as of March 31, 2008.

(i)	Mortgage Dollar Rolls.

(j)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

BRL	Principal amount denominated in Brazilian Real.

CAD	Principal amount denominated in Canadian Dollar.

EUR	Principal amount denominated in Euro.

IO	Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages

JPY	Principal amount denominated in Japanese Yen.

LLC	Limited Liability Co.

LP	Limited Partnership

MXN	Principal amount denominated in Mexican Peso.

RUB	Principal amount denominated in Russian Ruble.

SEK	Principal amount denominated in Swedish Krone.

TBA	To Be Announced.

ULC	Unlimited Liability Co.
See accompanying notes to statements of investments

At March 31, 2008, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
	Date	Received/	Contract	Market	Appreciation/
Currency	Delivery	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Euro	04/30/08	(6,471,000)	$(9,530,230)	$(10,204,532)	$(674,302)
Japanese Yen	04/09/08	(90,000,000)	(857,012)	(903,605)	(46,593)
Japanese Yen	04/09/08	(135,000,000)	(1,327,434)	(1,355,407)	(27,974)
Swedish Krone	05/21/08	(3,000,000)	(473,631)	(503,669)	(30,038)

Total Short Contracts			$(12,188,307)	$(12,967,213)	$(778,907)

Long Contracts:
British Pound	06/13/08	1,040,000	$2,069,600	$2,051,614	$(17,986)
Japanese Yen	04/09/08	710,000,000	6,574,013	7,128,438	554,425
Japanese Yen	04/09/08	1,322,000,000	12,240,741	13,272,952	1,032,211

Total Long Contracts			$20,884,354	$22,453,004	$1,568,650

At March 31, 2008, the Fund’s open futures contracts were as follows:

			Market Value	Unrealized
Number			Covered by	Appreciation
of Contracts	Long Contracts	Expiration	Contracts (USD)	(Depreciation) (USD)

2	Euro 90 Day Future	3/16/09	$489,075	$15,370
6	Euro 90 Day Future	6/15/09	1,464,450	30,556
2	Japanese 10 yr Bond*	6/20/08	2,819,988	37,439
213	U.S. 5 yr Treasury Note	6/30/08	24,331,922	340,422
53	U.S. 5 yr Swap	6/16/08	5,932,688	30,787
494	U.S. 10 yr Swap	6/16/08	56,879,469	1,119,307

			$91,917,592	$1,573,881

*	Principal amount denominated in Japanese Yen.

			Market Value	Unrealized
Number			Covered by	Appreciation
of Contracts	Short Contracts	Expiration	Contracts (USD)	(Depreciation) (USD)

8	Euro 90 Day Future	06/16/08	$(1,954,600)	$42,315
5	Euro 90 Day Future	09/15/08	(1,223,813)	28,888
4	Euro 90 Day Future	12/15/08	(978,400)	21,494
30	Euro 90 Day Future	09/14/09	(7,306,875)	150,883
26	Euro 90 Day Future	12/14/09	(6,314,425)	118,781
24	Euro 90 Day Future	03/15/10	(5,816,700)	101,766
18	Euro 90 Day Future	06/14/10	(4,352,625)	69,575
15	Euro 90 Day Future	09/13/10	(3,619,313)	52,541
12	Euro 90 Day Future	12/13/10	(2,889,150)	37,881
161	U.S. Long Bond	06/19/08	(19,126,297)	387,066
344	U.S. 10 yr Note	06/20/08	(40,919,875)	1,196,328
11	U.S. 2 yr Note	06/30/08	(2,361,219)	(7,891)

			$(96,863,292)	$2,199,627

Statement of Investments
March 31, 2008 (Unaudited)
Nationwide Multi-Manager NVIT Small Cap Value Fund

	Shares	Value
Common Stocks (97.3%)
Aerospace & Defense (2.4%)
AAR Corp.*	20,000	$545,400
Alliant Techsystems, Inc.*	15,050	1,558,126
Ceradyne, Inc.*	29,200	933,232
Curtiss-Wright Corp.	35,300	1,464,244
DRS Technologies, Inc.	27,750	1,617,270
Esterline Technologies Corp.*	19,600	987,252
Hexcel Corp.*	44,114	843,019
Moog, Inc., Class A*	26,495	1,118,354
Triumph Group, Inc.	10,000	569,300

		9,636,197

Air Freight & Logistics (0.3%)
Atlas Air Worldwide Holdings, Inc.*	20,200	1,111,000

Airlines (0.7%)
Republic Airways Holdings, Inc.*	86,500	1,873,590
SkyWest, Inc.	56,300	1,189,056

		3,062,646

Auto Components (1.2%)
Aftermarket Technology Corp.*	50,100	973,944
American Axle & Manufacturing Holdings, Inc.	14,200	291,100
Lear Corp.*	56,600	1,466,506
Spartan Motors, Inc.	3,500	29,610
Standard Motor Products, Inc.	13,500	82,620
Tenneco, Inc.*	19,700	550,418
TRW Automotive Holdings Corp.*	5,300	123,861
WABCO Holdings, Inc.	31,950	1,457,559

		4,975,618

Automobiles (0.1%)
Thor Industries, Inc.	7,700	229,229

Biotechnology (0.4%)
Applera Corp. Celera Group*	12,100	177,870
Arena Pharmaceuticals, Inc.*	5,500	37,620
Bionovo, Inc.*	39,200	49,784
InterMune, Inc.*	9,700	141,426
LifeCell Corp.*	8,800	369,864
Onyx Pharmaceuticals, Inc.*	8,200	238,046
Protalix BioTherapeutics, Inc.*	22,600	59,438
Rigel Pharmaceuticals, Inc.*	4,200	78,372
Seattle Genetics, Inc.*	13,400	121,940
Third Wave Technologies Inc*	11,500	106,030
United Therapeutics Corp.*	5,500	476,850

		1,857,240

Building Products (0.6%)
Ameron International Corp.	7,900	738,887
Apogee Enterprises, Inc.	18,600	286,440
Gibraltar Industries, Inc.	29,600	347,208
NCI Building Systems, Inc.*	13,600	329,120
Universal Forest Products, Inc.	26,900	866,180

		2,567,835

Capital Markets (1.6%)
Apollo Investment Corp.	15,300	242,199
FCStone Group, Inc.*	6,741	186,726
GFI Group, Inc.	8,500	487,050
HFF, Inc., Class A*	24,800	124,248
KBW, Inc.*	5,220	115,101
Knight Capital Group, Inc., Class A*	72,100	1,170,904
MCG Capital Corp.	38,100	346,329
optionsXpress Holdings, Inc.	11,940	247,277
Patriot Capital Funding, Inc.	60,631	634,807
Penson Worldwide, Inc.*	12,000	110,760
Piper Jaffray Cos.*	16,600	563,736
Raymond James Financial, Inc.	12,400	284,952
Sanders Morris Harris Group, Inc.	97,990	799,598
SWS Group, Inc.	21,700	265,391
Thomas Weisel Partners Group, Inc.*	4,300	28,466
TICC Capital Corp.	63,490	477,445
TradeStation Group, Inc.*	35,270	300,500

		6,385,489

Chemicals (4.7%)
Agrium, Inc.	4,000	248,440
American Vanguard Corp.	2,000	33,280
C.F. Industries Holdings, Inc.	53,100	5,502,222
H.B. Fuller Co.	48,600	991,926
Hercules, Inc.	121,300	2,218,577
Innospec, Inc.	21,300	451,560
Methanex Corp	20,298	531,199
Minerals Technologies, Inc.	7,700	483,560
Nalco Holding Co	29,760	629,424
NewMarket Corp.	7,200	543,240
O.M. Group, Inc.*	11,800	643,572
Penford Corp.	57,680	1,253,386
Rockwood Holdings, Inc.*	25,600	838,912
Scotts Miracle-Gro Co. (The), Class A	4,500	145,890
Sensient Technologies Corp.	60,810	1,793,287
Spartech Corp.	26,700	225,615
Terra Industries, Inc.*	47,300	1,680,569
W.R. Grace & Co.*	28,400	648,088
Zep, Inc.	10,900	176,798

		19,039,545

Commercial Banks (9.5%)
1st Source Corp.	14,200	298,910
Amcore Financial, Inc.	25,390	516,687
AmericanWest Bancorp	4,500	39,240
Ameris Bancorp	16,180	259,851
Bancfirst Corp.	10,200	466,956
Banco Latinoamericano de Exportaciones, SA	17,500	269,500
Banner Corp.	5,100	117,504
BOK Financial Corp.	7,500	391,725
Boston Private Financial Holdings, Inc.	15,000	158,850
Capital Corp. of the West	4,560	36,571
Capitol Bancorp Ltd.	12,200	257,908
Cathay General Bancorp	12,200	252,906
Central Pacific Financial Corp.	48,300	910,455
Chemical Financial Corp.	16,855	401,823
Citizens Republic Bancorp, Inc.	32,447	403,316
City Bank	19,500	434,265
City Holding Co.	33,100	1,320,690
Colonial BancGroup, Inc. (The)	39,500	380,385
Columbia Banking System, Inc.	13,730	307,278
Community Bancorp*	7,900	107,124
Community Bank System, Inc.	17,800	437,168
Community Trust Bancorp, Inc.	32,470	951,371
Cullen/Frost Bankers, Inc.	19,900	1,055,496
CVB Financial Corp.	16,120	167,809
East West Bancorp, Inc.	29,600	525,400
First Bancorp North Carolina	7,600	151,468
First BanCorp. Puerto Rico	55,800	566,928
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Nationwide Multi-Manager NVIT Small Cap Value Fund

	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
First Citizens BancShares, Inc.	3,238	$451,215
First Commonwealth Financial Corp.	33,200	384,788
First Community Bancshares, Inc.	11,600	422,472
First Merchants Corp.	13,200	376,728
First Regional Bancorp*	7,800	127,920
First State Bancorp	5,000	66,950
Fulton Financial Corp.	25,500	313,395
Glacier Bancorp, Inc.	5,900	113,103
Great Southern Bancorp, Inc.	24,379	380,556
Green Bankshares, Inc.	11,100	196,359
Hanmi Financial Corp.	142,200	1,050,858
Heartland Financial USA, Inc.	6,200	131,192
Heritage Commerce Corp.	3,200	58,656
Horizon Financial Corp.	13,425	185,399
IBERIABANK Corp.	30,500	1,349,625
Independent Bank Corp. Massachusetts	33,500	989,925
Independent Bank Corp. Michigan	37,910	393,506
Integra Bank Corp.	18,800	304,560
Irwin Financial Corp.	30,400	161,424
Lakeland Financial Corp.	7,400	167,610
MainSource Financial Group, Inc.	23,010	356,655
Nara Bancorp, Inc.	26,800	348,132
National Penn Bancshares, Inc.	118,019	2,146,766
NBT Bancorp, Inc.	37,600	834,720
Old National Bancorp	25,000	450,000
Old Second Bancorp, Inc.	3,400	90,304
Oriental Financial Group	22,000	433,620
Pacific Capital Bancorp	58,200	1,251,300
Peoples Bancorp, Inc.	12,800	308,608
Prosperity Bancshares, Inc.	23,000	659,180
Provident Bankshares Corp.	21,400	229,836
Renasant Corp.	16,200	364,500
Republic Bancorp, Inc., Class A	6,155	116,206
Royal Bancshares of Pennsylvania, Class A	6,230	90,148
S&T Bancorp, Inc.	3,700	119,029
SCBT Financial Corp.	4,814	162,713
Security Bank Corp.	12,000	95,400
Sierra Bancorp	1,200	25,932
Signature Bank*	36,800	938,400
Simmons First National Corp., Class A	9,600	285,408
Southwest Bancorp, Inc.	36,200	633,862
StellarOne Corp	2,119	35,832
Sterling Bancshares, Inc.	59,800	594,412
Sterling Financial Corp.	83,005	1,295,708
Sterling Financial Corp. Pennsylvania*	19,812	345,720
Suffolk Bancorp	5,800	183,744
SVB Financial Group*	3,500	152,740
Taylor Capital Group, Inc.	19,300	316,906
TCF Financial Corp.	148,900	2,668,288
Trico Bancshares	12,900	223,299
UCBH Holdings, Inc.	9,500	73,720
UMB Financial Corp.	21,800	898,160
Umpqua Holdings Corp.	37,896	587,767
Union Bankshares Corp.	35,200	681,824
United Bankshares, Inc.	10,000	266,500
Washington Trust Bancorp, Inc.	13,000	322,660
Webster Financial Corp.	10,000	278,700
West Coast Bancorp	41,400	604,026
Wilshire Bancorp, Inc.	66,800	510,352

		38,794,902

Commercial Services & Supplies (3.4%)
Administaff, Inc.	4,000	94,440
American Ecology Corp.	56,530	1,431,905
Comfort Systems U.S.A., Inc.	6,700	87,167
COMSYS IT Partners, Inc.*	16,300	137,898
Consolidated Graphics, Inc.*	19,300	1,081,765
CRA International, Inc.*	5,000	160,700
Deluxe Corp.	109,400	2,101,574
Duff & Phelps Corp., Class A*	61,520	1,106,745
Ennis, Inc.	9,100	152,698
Geo Group, Inc. (The)*	21,900	622,836
ICT Group, Inc.*	38,390	387,355
IHS, Inc., Class A*	18,340	1,179,446
IKON Office Solutions, Inc.	55,200	419,520
Kforce, Inc.*	25,900	228,956
Kimball International, Inc., Class B	24,100	258,352
School Specialty, Inc.*	1,700	53,618
Spherion Corp.*	56,100	343,332
TeleTech Holdings, Inc.*	26,700	599,682
United Stationers, Inc.*	12,000	572,400
Viad Corp.	21,000	756,210
Volt Information Sciences, Inc.*	40,690	690,102
Waste Connections, Inc.*	13,700	421,138
Watson Wyatt Worldwide, Inc., Class A	15,300	868,275

		13,756,114

Communications Equipment (2.0%)
ADC Telecommunications, Inc.*	64,390	777,831
Arris Group, Inc.*	178,526	1,039,021
Avocent Corp.*	28,200	476,580
Bel Fuse, Inc., Class B	11,900	331,534
Black Box Corp.	14,100	434,985
Blue Coat Systems, Inc.*	20,100	443,004
Comtech Group, Inc.*	10,600	114,374
Digi International, Inc.*	19,800	228,492
Dycom Industries, Inc.*	27,170	326,312
Finisar Corp.*	33,400	42,752
Foundry Networks, Inc.*	23,000	266,340
Harmonic, Inc.*	61,050	463,980
MasTec, Inc.*	29,300	240,553
MRV Communications, Inc.*	19,300	26,441
Plantronics, Inc.	19,000	366,890
Polycom, Inc.*	12,300	277,242
Powerwave Technologies, Inc.*	598,370	1,525,844
Sycamore Networks, Inc.*	201,300	736,758
UTStarcom, Inc.*	22,600	64,184

		8,183,117

Computers & Peripherals (1.1%)
Adaptec, Inc.*	27,300	80,262
Electronics for Imaging*	38,300	571,436
Emulex Corp.*	96,000	1,559,040
Hutchinson Technology, Inc.*	12,900	205,239
Hypercom Corp.*	191,763	832,251
Imation Corp.	22,600	513,924
Palm, Inc.	54,000	270,000
Quantum Corp.*	164,700	352,458

		4,384,610

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Nationwide Multi-Manager NVIT Small Cap Value Fund

	Shares	Value
Common Stocks (continued)
Construction & Engineering (0.4%)
EMCOR Group, Inc.*	20,500	$455,305
Michael Baker Corp.*	9,400	211,124
Perini Corp.*	11,600	420,268
Sterling Construction Co., Inc.*	4,540	82,719
URS Corp.*	14,615	477,764

		1,647,180

Construction Materials (0.1%)
U.S. Concrete, Inc.*	58,610	222,718

Consumer Finance (1.2%)
Advance America Cash Advance Centers, Inc.	10,200	77,010
Advanta Corp., Class B	37,000	260,110
Cash America International, Inc.	54,900	1,998,360
CompuCredit Corp.*	28,000	248,360
Dollar Financial Corp.*	53,423	1,228,729
World Acceptance Corp.*	40,200	1,280,370

		5,092,939

Containers & Packaging (1.9%)
AptarGroup, Inc.	6,100	237,473
Greif, Inc., Class A	15,500	1,052,915
Myers Industries, Inc.	57,700	757,601
Rock-Tenn Co., Class A	76,570	2,294,803
Silgan Holdings, Inc.	69,200	3,434,396

		7,777,188

Distributor (0.1%)
Core-Mark Holding Co., Inc.*	19,200	551,808

Diversified Consumer Services (0.6%)
Regis Corp.	13,900	382,111
Service Corp. International	117,930	1,195,810
Stewart Enterprises, Inc., Class A	107,200	688,224

		2,266,145

Diversified Financial Services (0.2%)
Compass Diversified Holdings	20,800	273,520
Encore Capital Group, Inc.*	15,300	104,040
Financial Federal Corp.	20,500	447,105

		824,665

Diversified Telecommunication Services (1.4%)
Atlantic Tele-Network, Inc.	7,000	236,810
Cincinnati Bell, Inc.*	464,700	1,979,622
Consolidated Communications Holdings, Inc.	9,300	140,709
Iowa Telecommunications Services, Inc.	26,200	464,526
NTELOS Holdings Corp.	28,350	686,070
Premiere Global Services, Inc.*	158,800	2,277,192

		5,784,929

Electric Utilities (2.8%)
Allete, Inc.	8,700	335,994
Cleco Corp.	35,100	778,518
El Paso Electric Co.*	55,800	1,192,446
Portland General Electric Co.	134,500	3,032,975
UIL Holdings Corp.	16,933	510,191
UniSource Energy Corp.	66,700	1,484,742
Westar Energy, Inc.	179,950	4,097,462

		11,432,328

Electrical Equipment (1.3%)
A.O. Smith Corp.	13,000	427,310
Acuity Brands, Inc.	21,900	940,605
Belden, Inc.	14,800	522,736
GrafTech International Ltd.*	131,400	2,129,994
Regal-Beloit Corp.	31,200	1,142,856

		5,163,501

Electronic Equipment & Instruments (1.9%)
Agilysys, Inc.	38,300	444,280
Anixter International, Inc.*	25,200	1,613,808
Benchmark Electronics, Inc.*	37,225	668,189
Checkpoint Systems, Inc.*	16,900	453,765
Coherent Inc*	9,300	259,377
CTS Corp.	37,600	402,320
DTS, Inc.*	53,460	1,283,040
Electro Scientific Industries, Inc.*	3,700	60,976
Insight Enterprises, Inc.*	13,800	241,500
Napco Security Systems Inc*	105,500	519,060
Newport Corp.*	32,600	364,142
Park Electrochemical Corp.	9,500	245,575
PC Connection, Inc.*	18,800	148,896
Plexus Corp.*	8,500	238,425
SYNNEX Corp.*	3,600	76,392
Technitrol, Inc.	25,600	592,128
TTM Technologies, Inc.*	22,300	252,436
X-Rite, Inc.*	11,000	65,670

		7,929,979

Energy Equipment & Services (2.8%)
Bristow Group, Inc.*	10,700	574,269
Cal Dive International, Inc.*	104,550	1,085,229
Exterran Holdings, Inc.*	14,654	945,769
Gulfmark Offshore, Inc.*	69,200	3,786,624
Oil States International, Inc.*	41,100	1,841,691
RPC, Inc.	17,687	268,666
SEACOR Holdings, Inc.*	8,550	729,828
Trico Marine Services, Inc.*	48,000	1,870,560
Union Drilling, Inc.*	19,200	335,808
Willbros Group, Inc.*	5,000	153,000

		11,591,444

Food & Staples Retailing (1.0%)
Casey’s General Stores, Inc.	3,200	72,320
Longs Drug Stores Corp.	8,900	377,894
Nash Finch Co.	46,200	1,569,876
Pantry, Inc. (The)*	10,600	223,448
Ruddick Corp.	7,000	258,020
Spartan Stores, Inc.	74,530	1,553,950

		4,055,508

Food Products (0.3%)
B&G Foods, Inc.	14,000	154,000
Ralcorp Holdings, Inc.*	13,700	796,655
Reddy Ice Holdings, Inc.	15,600	203,268
Tootsie Roll Industries, Inc.	8,061	203,137

		1,357,060

Health Care Equipment & Supplies (1.7%)
CONMED Corp.*	42,600	1,092,264
Greatbatch, Inc.*	24,100	443,681
Haemonetics Corp.*	13,480	803,138
Invacare Corp.	23,600	525,808
Inverness Medical Innovations, Inc.*	37,280	1,122,128
IRIS International, Inc.*	47,800	634,306
MAKO Surgical Corp*	73,200	657,336
Power Medical Interventions, Inc.*	5,800	34,887
SonoSite, Inc.*	38,950	1,107,349
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Nationwide Multi-Manager NVIT Small Cap Value Fund

	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (continued)
STERIS Corp.	12,900	$346,107
SurModics, Inc.*	1,200	50,256

		6,817,260

Health Care Providers & Services (2.8%)
Alliance Imaging, Inc.*	19,700	169,420
AMERIGROUP Corp.*	57,100	1,560,543
AMN Healthcare Services, Inc.*	17,900	276,018
Apria Healthcare Group, Inc.*	9,300	183,675
Assisted Living Concepts, Inc., Class A*	103,426	609,179
Bio-Reference Laboratories, Inc.*	45,126	1,192,680
Chemed Corp.	8,500	358,700
Five Star Quality Care, Inc.*	99,100	629,285
Gentiva Health Services, Inc.*	76,600	1,666,816
Healthspring, Inc.*	28,200	397,056
Hythiam, Inc.*	212,880	257,585
Landauer, Inc.	8,450	425,373
Magellan Health Services, Inc.*	18,700	742,203
Molina Healthcare, Inc.*	6,400	156,288
Pediatrix Medical Group, Inc.*	12,430	837,782
PSS World Medical, Inc.*	12,000	199,920
Psychiatric Solutions, Inc.*	21,200	719,104
RehabCare Group, Inc.*	9,600	144,000
Res-Care, Inc.*	7,900	135,485
Sunrise Senior Living, Inc.*	30,140	671,519

		11,332,631

Health Care Technology (0.0%)
MedAssets, Inc.*	11,000	163,020

Hotels, Restaurants & Leisure (1.5%)
Bob Evans Farms, Inc.	2,400	66,216
CBRL Group, Inc.	6,800	243,236
Domino’s Pizza, Inc.	50,900	686,641
Great Wolf Resorts, Inc.*	61,562	392,766
Jack in the Box, Inc.*	64,100	1,722,367
Multimedia Games, Inc.*	162,120	865,721
Papa John’s International, Inc.*	8,800	213,048
Ruby Tuesday, Inc.	106,600	799,500
Ruth’s Chris Steak House*	16,900	116,779
Shuffle Master, Inc.*	76,310	408,258
Texas Roadhouse, Inc., Class A*	52,600	515,480

		6,030,012

Household Durables (1.5%)
Champion Enterprises, Inc.*	34,000	341,020
Ethan Allen Interiors, Inc.	21,200	602,716
Helen of Troy Ltd.*	7,000	117,390
Jarden Corp.*	5,472	118,961
Ryland Group, Inc.	1,000	32,890
Tupperware Brands Corp.	130,950	5,065,146

		6,278,123

Industrial Conglomerate (0.2%)
Teleflex, Inc.	17,150	818,227

Insurance (4.7%)
American Physicians Capital, Inc.	11,700	542,412
Amerisafe, Inc.*	59,000	745,760
Amtrust Financial Services, Inc.	21,020	340,734
Argo Group International Holdings Ltd.*	18,931	672,429
Aspen Insurance Holdings Ltd.	59,000	1,556,420
Assured Guaranty Ltd.	13,900	329,986
CNA Surety Corp.*	9,310	143,188
Commerce Group, Inc.	2,200	79,332
Delphi Financial Group, Inc., Class A	59,875	1,750,146
FPIC Insurance Group, Inc.*	10,000	471,400
Harleysville Group, Inc.	16,100	581,049
Infinity Property & Casualty Corp.	15,600	648,960
Max Capital Group Ltd.	54,700	1,432,593
Meadowbrook Insurance Group, Inc.	25,100	196,031
Navigators Group, Inc. (The)*	18,300	995,520
Odyssey Re Holdings Corp.	27,800	1,021,650
Phoenix Cos., Inc. (The)	14,100	172,161
Platinum Underwriters Holdings Ltd.	58,500	1,898,910
PMA Capital Corp., Class A*	100,100	854,854
ProAssurance Corp.*	2,100	113,043
RLI Corp.	4,000	198,280
Safety Insurance Group, Inc.	29,800	1,017,074
SeaBright Insurance Holdings*	18,800	276,924
Selective Insurance Group	43,500	1,038,780
United Fire & Casualty Co.	12,040	450,296
Zenith National Insurance Corp.	51,450	1,844,997

		19,372,929

Internet & Catalog Retail (0.5%)
FTD Group, Inc.	115,300	1,547,326
NutriSystem Inc*	27,550	415,178
Systemax, Inc.	22,200	267,732

		2,230,236

Internet Software & Services (0.4%)
Ariba, Inc.*	22,200	214,452
Interwoven, Inc.*	38,600	412,248
iPass, Inc.*	4,000	12,080
SonicWALL, Inc.*	27,900	227,943
United Online, Inc.	45,200	477,312
ValueClick, Inc.*	12,800	220,800

		1,564,835

IT Services (1.3%)
Ciber, Inc.*	45,000	220,500
CSG Systems International, Inc.*	20,600	234,222
CyberSource Corp.*	19,074	278,671
Forrester Research, Inc.*	18,500	491,730
Gartner, Inc.*	35,700	690,438
infoUSA, Inc.	5,100	31,161
Mantech International Corp., Class A*	11,000	498,960
MAXIMUS, Inc.	7,600	278,996
Ness Technologies, Inc.*	46,910	445,176
NeuStar, Inc., Class A*	19,350	512,388
Perot Systems Corp., Class A*	48,700	732,448
Sapient Corp.*	90,030	626,609
SI International, Inc.*	7,000	134,330
SYKES Enterprises, Inc.*	20,400	358,836

		5,534,465

Leisure Equipment & Products (0.9%)
JAKKS Pacific, Inc.*	93,300	2,572,281
MarineMax, Inc.*	22,400	279,104
RC2 Corp.*	17,900	375,363
Steinway Musical Instruments*	14,500	413,540

		3,640,288

Life Sciences Tools & Services (0.6%)
Bio-Rad Laboratories, Inc., Class A*	13,700	1,218,615
Cambrex Corp.	101,130	700,831
Exelixis, Inc.*	20,900	145,255
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Nationwide Multi-Manager NVIT Small Cap Value Fund

	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (continued)
Illumina, Inc.*	5,800	$440,220
Medivation, Inc.*	5,500	78,265

		2,583,186

Machinery (3.1%)
Actuant Corp., Class A	22,100	667,641
AGCO Corp.*	7,500	449,100
Astec Industries, Inc.*	5,700	220,932
Barnes Group, Inc.	70,400	1,615,680
Blount International, Inc.*	21,100	261,007
Cascade Corp.	16,600	818,546
CIRCOR International, Inc.	13,600	629,000
Columbus McKinnon Corp.*	15,200	470,896
EnPro Industries, Inc.*	50,000	1,559,500
FreightCar America, Inc.	5,800	198,940
Graco, Inc.	2,530	91,738
Hardinge, Inc.	31,759	437,004
Kadant, Inc.*	2,000	58,760
Kennametal, Inc.	29,750	875,542
Mueller Industries, Inc.	10,200	294,270
Tennant Co.	12,600	501,606
Titan Machinery, Inc.*	12,600	235,620
Valmont Industries, Inc.	12,400	1,089,836
Wabtec Corp.	55,800	2,101,428

		12,577,046

Marine (1.1%)
Eagle Bulk Shipping, Inc.	22,800	587,328
Genco Shipping & Trading Ltd.	26,300	1,484,109
Omega Navigation Enterprises, Inc., Class A	112,900	1,691,242
TBS International Ltd., Class A*	19,800	597,960

		4,360,639

Media (1.7%)
Arbitron, Inc.	45,650	1,970,254
Cox Radio, Inc., Class A*	52,500	623,700
DG FastChannel, Inc.*	56,800	1,089,424
Entercom Communications Corp., Class A	34,700	344,571
Lee Enterprises, Inc.	66,300	663,663
Lin TV Corp., Class A*	18,100	173,941
Media General, Inc., Class A	3,200	44,864
Radio One, Inc., Class D*	120,000	182,400
Scholastic Corp.*	27,000	817,290
Sinclair Broadcast Group, Inc., Class A	105,200	937,332
Valassis Communications, Inc.*	11,700	126,945
Westwood One, Inc.*	44,200	92,820

		7,067,204

Metals & Mining (1.6%)
Century Aluminum Co.*	20,200	1,338,048
Commercial Metals Co.	18,700	560,439
Compass Minerals International, Inc.	19,800	1,167,804
Gerdau Ameristeel Corp.	18,700	263,857
Iamgold Corp.	11,800	86,494
Quanex Corp.	38,000	1,966,120
Reliance Steel & Aluminum Co.	6,000	359,160
Schnitzer Steel Industries, Inc., Class A	9,500	674,690
Southern Copper Co.	113	11,733
Stillwater Mining Co.*	12,500	193,375
Worthington Industries, Inc.	5,000	84,350

		6,706,070

Multi-Utilities (0.7%)
Black Hills Corp.	6,000	214,680
CH Energy Group, Inc.	12,300	478,470
PNM Resources, Inc.	63,900	796,833
Vectren Corp.	50,100	1,344,183

		2,834,166

Multiline Retail (0.1%)
Big Lots, Inc.*	6,300	140,490
Dollar Tree, Inc.*	2,900	80,011

		220,501

Natural Gas Utilities (1.9%)
Laclede Group, Inc. (The)	13,500	481,005
New Jersey Resources Corp.	69,500	2,157,975
Nicor, Inc.	29,600	991,896
Northwest Natural Gas Co.	9,100	395,304
Piedmont Natural Gas Co.	6,700	175,942
South Jersey Industries, Inc.	27,200	954,992
Southwest Gas Corp.	57,000	1,593,720
WGL Holdings, Inc.	32,900	1,054,774

		7,805,608

Oil, Gas & Consumable Fuels (3.5%)
Alon USA Energy, Inc.	41,500	631,215
Berry Petroleum Co., Class A	4,200	195,258
Bois d’Arc Energy, Inc.*	16,400	352,436
Callon Petroleum Co.*	8,700	157,383
Cimarex Energy Co.	5,000	273,700
Comstock Resources, Inc.*	19,300	777,790
Energy Partners Ltd.*	16,756	158,679
Evergreen Energy, Inc.*	246,240	379,210
Foundation Coal Holdings, Inc.	19,020	957,276
Harvest Natural Resources, Inc.*	33,400	402,804
Infinity Bio-Energy Ltd*	155,500	622,000
Knightsbridge Tankers Ltd.	19,000	506,920
Mariner Energy, Inc.*	34,100	921,041
Massey Energy Co.	5,000	182,500
Penn Virginia Corp.	10,400	458,536
PetroHawk Energy Corp.*	25,400	512,318
RAM Energy Resources, Inc.*	310,540	1,527,857
Rosetta Resources, Inc.*	10,200	200,634
St. Mary Land & Exploration Co.	12,500	481,250
Stone Energy Corp.*	33,800	1,768,078
Swift Energy Co.*	24,500	1,102,255
Teekay Tankers Ltd., Class A	20,400	349,248
US BioEnergy Corp.*	15,300	90,270
Vaalco Energy, Inc.*	6,400	31,808
Warren Resources, Inc.*	91,147	1,081,915
Western Refining, Inc.	19,700	265,359

		14,387,740

Paper & Forest Products (0.5%)
Buckeye Technologies, Inc.*	101,700	1,134,972
Schweitzer-Mauduit International, Inc.	45,750	1,058,655

		2,193,627

Personal Products (0.6%)
Elizabeth Arden, Inc.*	39,360	785,232
Physicians Formula Holdings, Inc.*	99,043	883,464
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Nationwide Multi-Manager NVIT Small Cap Value Fund

	Shares	Value
Common Stocks (continued)
Personal Products (continued)
Prestige Brands Holdings, Inc.*	74,500	$609,410

		2,278,106

Pharmaceuticals (0.9%)
Alpharma, Inc., Class A*	10,000	262,100
Auxilium Pharmaceuticals, Inc.*	7,400	197,876
Barrier Therapeutics Inc*	12,000	40,920
Cypress Bioscience, Inc.*	8,800	63,008
Endo Pharmaceuticals Holdings, Inc.*	21,650	518,301
KV Pharmaceutical Co., Class A*	54,100	1,350,336
Par Pharmaceutical Cos., Inc.*	7,200	125,208
Perrigo Co.	18,100	682,913
ULURU Inc*	15,400	34,650
Valeant Pharmaceuticals International*	11,400	146,262
Viropharma, Inc.*	39,500	353,130

		3,774,704

Real Estate Investment Trusts (REITs) (7.2%)
Anthracite Capital, Inc.	115,100	759,660
Anworth Mortgage Asset Corp.	36,700	224,971
Arbor Realty Trust, Inc.	27,300	411,684
Ashford Hospitality Trust, Inc.	418,780	2,378,671
BioMed Realty Trust, Inc.	50,200	1,199,278
Capital Trust, Inc., Class A	10,700	288,365
CBRE Realty Finance, Inc.	165,200	665,756
Cedar Shopping Centers, Inc.	31,900	372,592
DCT Industrial Trust, Inc.	50,300	500,988
DiamondRock Hospitality Co.	78,900	999,663
Duke Realty Corp.	8,000	182,480
Education Realty Trust, Inc.	90,150	1,133,186
Equity Lifestyle Properties, Inc.	17,800	878,786
Extra Space Storage, Inc.	10,700	173,233
FelCor Lodging Trust, Inc.	52,700	633,981
First Industrial Realty Trust, Inc.	26,500	818,585
First Potomac Realty Trust	34,800	534,876
Gramercy Capital Corp.	12,300	257,439
Healthcare Realty Trust, Inc.	1,500	39,225
Hersha Hospitality Trust	58,600	529,158
Home Properties, Inc.	6,500	311,935
Inland Real Estate Corp.	41,500	631,215
Lexington Realty Trust	254,600	3,668,786
LTC Properties, Inc.	26,600	683,886
Maguire Properties, Inc.	13,900	198,909
MFA Mortgage Investments, Inc.	149,100	939,330
NorthStar Realty Finance Corp.	235,090	1,920,685
Omega Healthcare Investors, Inc.	18,490	320,986
Parkway Properties, Inc.	32,900	1,215,984
Pennsylvania Real Estate Investment Trust	71,500	1,743,885
Saul Centers, Inc.	24,700	1,240,928
Senior Housing Properties Trust	60,800	1,440,960
Sunstone Hotel Investors, Inc.	109,900	1,759,499
Washington Real Estate Investment Trust	13,700	457,854

		29,517,419

Real Estate Management & Development (0.1%)
Jones Lang LaSalle, Inc.	3,120	241,301

Road & Rail (0.1%)
Celadon Group, Inc.*	20,800	201,344
Werner Enterprises, Inc.	8,390	155,718

		357,062

Semiconductors & Semiconductor Equipment (2.6%)
Actel Corp.*	14,000	214,340
Advanced Energy Industries, Inc.*	15,600	206,856
Amkor Technology, Inc.*	49,800	532,860
Applied Micro Circuits Corp.*	11,975	85,981
Asyst Technologies, Inc.*	56,200	196,700
Axcelis Technologies, Inc.*	47,900	268,240
Brooks Automation, Inc.*	47,500	461,700
Cirrus Logic, Inc.*	34,600	232,512
Cohu, Inc.	15,700	255,125
Credence Systems Corp.*	29,900	50,830
Cypress Semiconductor Corp.*	23,450	553,654
DSP Group, Inc.*	14,100	179,634
Eagle Test Systems, Inc.*	9,300	97,650
Entegris, Inc.*	56,738	407,946
Integrated Device Technology, Inc.*	94,800	846,564
Kulicke & Soffa Industries, Inc.*	25,300	120,934
Lattice Semiconductor Corp.*	31,500	89,460
Mattson Technology, Inc.*	12,300	74,907
MKS Instruments, Inc.*	27,000	577,800
ON Semiconductor Corp.*	72,480	411,686
Pericom Semiconductor Corp.*	7,900	115,972
Photronics, Inc.*	19,800	189,090
RF Micro Devices, Inc.*	75,800	201,628
Semtech Corp.*	2,100	30,093
Silicon Image, Inc.*	229,281	1,148,698
Silicon Storage Technology, Inc.*	19,500	51,090
Skyworks Solutions, Inc.*	142,000	1,033,760
Standard Microsystems Corp.*	15,100	440,618
TriQuint Semiconductor, Inc.*	99,600	503,976
Zoran Corp.*	74,600	1,019,036

		10,599,340

Software (3.4%)
Actuate Corp.*	149,100	611,310
Aspen Technology, Inc.*	80,100	1,021,275
Compuware Corp*	59,900	439,666
Corel Corp.*	58,918	642,206
eSpeed Inc*	6,000	69,960
Fair Isaac Corp.	39,150	842,508
Lawson Software, Inc.*	45,600	343,368
Macrovision Corp.*	62,500	843,750
Magma Design Automation, Inc.*	23,200	222,024
Mentor Graphics Corp.*	59,880	528,740
Parametric Technology Corp.*	25,120	401,418
Progress Software Corp.*	16,200	484,704
QAD, Inc.	7,800	65,598
Quest Software, Inc.*	52,900	691,403
Solera Holdings, Inc.*	41,000	998,760
SPSS, Inc.*	3,500	135,730
Sybase, Inc.*	134,700	3,542,610
THQ, Inc.*	82,618	1,801,073
TIBCO Software, Inc.*	24,300	173,502

		13,859,605

Specialty Retail (2.3%)
Aaron Rents, Inc.	6,750	145,395
Asbury Automotive Group, Inc.	83,970	1,155,427
Brown Shoe Co., Inc.	55,700	839,399
Cabela’s, Inc., Class A*	18,700	264,792
Cato Corp. (The), Class A	16,300	243,522
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Nationwide Multi-Manager NVIT Small Cap Value Fund

	Shares	Value
Common Stocks (continued)
Specialty Retail (continued)
Charming Shoppes, Inc.*	138,467	$668,796
Christopher & Banks Corp.	14,000	139,860
Coldwater Creek, Inc.*	57,200	288,860
Collective Brands, Inc.*	66,500	805,980
CSK Auto Corp.*	41,700	388,227
Dress Barn, Inc.*	15,800	204,452
DSW, Inc., Class A*	10,000	129,500
Guess?, Inc.	8,000	323,760
Hibbett Sports, Inc.*	10,000	154,400
Jo-Ann Stores, Inc.*	9,100	134,043
Men’s Wearhouse, Inc.	20,000	465,400
Monro Muffler, Inc.	19,280	325,832
New York & Co., Inc.*	5,210	29,905
Office Depot, Inc.*	28,900	319,345
Pacific Sunwear of California, Inc.*	20,800	262,288
Rent-A-Center, Inc.*	53,500	981,725
Shoe Carnival, Inc.*	7,400	100,122
Stage Stores, Inc.	49,125	795,825
Talbots, Inc.	9,470	102,087
Tween Brands, Inc.*	3,200	79,168

		9,348,110

Textiles, Apparel & Luxury Goods (1.1%)
Carter’s, Inc.*	18,060	291,669
Crocs, Inc.*	44,000	768,680
Deckers Outdoor Corp.*	5,200	560,664
Maidenform Brands, Inc.*	35,400	575,958
Movado Group, Inc.	12,100	235,829
Oxford Industries, Inc.	6,330	142,615
Perry Ellis International, Inc.*	32,750	714,932
Phillips-Van Heusen Corp.	6,500	246,480
Warnaco Group, Inc. (The)*	15,700	619,208
Wolverine World Wide, Inc.	6,900	200,169

		4,356,204

Thrifts & Mortgage Finance (1.7%)
Anchor Bancorp Wisconsin, Inc.	6,400	121,408
BankUnited Financial Corp., Class A	21,300	106,713
Berkshire Hills Bancorp, Inc.	1,000	25,190
Brookline Bancorp, Inc.	44,900	515,452
Centerline Holding Co.	21,700	88,102
Corus Bankshares, Inc.	86,800	844,564
Dime Community Bancshares	19,650	343,482
Downey Financial Corp.	14,100	259,158
Federal Agricultural Mortgage Corp., Class C	20,200	527,220
First Financial Holdings, Inc.	12,700	297,942
First Niagara Financial Group, Inc.	94,296	1,281,483
First Place Financial Corp.	11,700	152,100
FirstFed Financial Corp.*	11,900	323,085
Flagstar Bancorp, Inc.	20,800	150,176
Flushing Financial Corp.	36,500	641,670
Imperial Capital Bancorp, Inc.	5,600	121,072
Ocwen Financial Corp.*	24,900	110,556
TierOne Corp.	24,500	276,360
TrustCo Bank Corp. NY	23,100	205,359
United Community Financial Corp.	32,500	201,500
WSFS Financial Corp.	9,600	473,088

		7,065,680

Tobacco (0.8%)
Alliance One International, Inc.*	319,900	1,932,196
Universal Corp.	17,800	1,166,434

		3,098,630

Trading Companies & Distributors (1.4%)
Applied Industrial Technologies, Inc.	95,850	2,864,956
Beacon Roofing Supply, Inc.*	8,500	85,000
Electro Rent Corp.	5,200	78,780
Genesis Lease Ltd. ADR IE	34,800	506,340
Interline Brands, Inc.*	17,690	328,150
Kaman Corp.	20,000	565,800
UAP Holding Corp.	24,600	943,164
United Rentals, Inc.*	5,000	94,200
Watsco, Inc.	8,200	339,644

		5,806,034

Water Utility (0.1%)
American States Water Co.	8,200	295,200

Wireless Telecommunication Services (0.7%)
Centennial Communications Corp.*	179,600	1,061,436
Syniverse Holdings, Inc.*	107,850	1,796,781
USA Mobility, Inc.	6,600	47,124

		2,905,341

Total Common Stocks		397,701,483

	Shares or
	Principal
	Amount	Value
U.S. Treasury Note (0.2%)(a)
United States Treasury Note, 4.63%, 11/30/08	$840,000	$857,981

Warrants* (0.0%)(b)
Health Care Providers & Services (0.0%)
Hythiam, Inc., Expiring 11/06/12*	19,000	0

Mutual Funds (1.7%)
Money Market Fund (1.7%)
AIM Liquid Assets Portfolio	6,786,532	6,786,532

Rights (0.0%)
Capital Markets (0.0%)
MCG Capital Corp.*	5,471	5,854

Total Investments
(Cost $445,531,370) (c) — 99.2%		405,351,850

Other assets in excess of liabilities — 0.8%		3,365,615

NET ASSETS — 100.0%		$408,717,465

*	Denotes a non-income producing security.

(a)	All or a part of the security was pledged as collateral for futures contracts as of March 31, 2008.

(b)	Fair Valued Security.

(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

IE	Ireland
See accompanying notes to statements of investments

At March 31, 2008, the Fund’s open futures contracts were as follows:

			Market Value	Unrealized
Number of	Long		Covered by	Appreciation
Contracts	Contracts	Expiration	Contracts	(Depreciation)

16	Russell 2000 Futures	06/20/08	$5,520,000	$(9,566)

Statement of Investments
March 31, 2008 (Unaudited)
Nationwide Multi-Manager NVIT Small Cap Growth Fund

	Shares	Value
Common Stocks (95.9%)
Aerospace & Defense (1.2%)
Stanley, Inc.*	40,900	$1,204,914

Auto Components (0.5%)
Spartan Motors, Inc.	64,600	546,516

Beverages (1.1%)
Central European Distribution Corp.*	20,450	1,189,986

Biotechnology (1.9%)
LifeCell Corp.*	36,200	1,521,486
Omrix Biopharmaceuticals, Inc.*	35,345	494,830

		2,016,316

Capital Markets (0.6%)
Riskmetrics Group, Inc.*	33,900	655,965

Chemicals (1.5%)
Flotek Industries, Inc.*	11,900	173,621
Zoltek Cos., Inc.*(a)	53,600	1,421,472

		1,595,093

Commercial Bank (0.3%)
Pinnacle Financial Partners, Inc.*	11,500	294,400

Commercial Services & Supplies (2.6%)
CoStar Group, Inc.*(a)	19,400	834,200
Innerworkings, Inc.*	83,300	1,168,699
Kenexa Corp.*	23,700	437,976
Team, Inc.*	9,100	248,430

		2,689,305

Communications Equipment (2.4%)
Acme Packet, Inc.*	46,219	369,290
Globecomm Systems, Inc.*	31,000	269,700
Riverbed Technology, Inc.*	51,300	762,318
Sierra Wireless, Inc.*	46,600	743,270
Starent Networks Corp.*	28,100	379,350

		2,523,928

Computers & Peripherals (1.0%)
Synaptics, Inc.*	44,800	1,069,824

Construction & Engineering (1.6%)
Chicago Bridge & Iron Co. NV	41,400	1,624,536

Distributor (1.7%)
LKQ Corp.*	78,388	1,761,378

Diversified Consumer Services (1.3%)
American Public Education, Inc.*	9,800	297,626
Capella Education Co.*	9,100	496,860
ITT Educational Services, Inc.*	11,000	505,230

		1,299,716

Diversified Financial Services (1.0%)
Financial Federal Corp.	46,775	1,020,163

Electrical Equipment (0.5%)
Orion Energy Systems, Inc.*	54,800	522,792

Electronic Equipment & Instruments (1.8%)
DTS, Inc.*(a)	29,700	712,800
IPG Photonics Corp.*	43,000	674,670
Mellanox Technologies Ltd.*	32,100	447,153

		1,834,623

Energy Equipment & Services (2.7%)
Dawson Geophysical Co.*	12,600	850,500
Dril-Quip, Inc.*	15,100	701,697
T-3 Energy Services, Inc.*	12,400	527,744
Willbros Group, Inc.*	25,300	774,180

		2,854,121

Health Care Equipment & Supplies (1.7%)
Accuray, Inc.*	53,000	413,930
Cynosure, Inc., Class A*	30,400	647,520
Natus Medical, Inc.*	36,100	655,215

		1,716,665

Health Care Providers & Services (4.9%)
athenahealth, Inc.*(a)	34,100	807,147
Genoptix, Inc.*	21,300	532,713
HealthExtras, Inc.*	32,500	807,300
Healthways, Inc.*(a)	43,180	1,525,981
inVentiv Health, Inc.*	13,771	396,743
Nighthawk Radiology Holdings, Inc.*	53,800	503,568
Virtual Radiologic Corp.*	34,900	533,272

		5,106,724

Health Care Technology (2.3%)
Allscripts Healthcare Solutions, Inc.*(a)	101,654	1,049,069
Cerner Corp.*(a)	12,000	447,360
Omnicell, Inc.*	42,200	848,220

		2,344,649

Hotels, Restaurants & Leisure (4.9%)
BJ’s Restaurants, Inc.*	61,200	881,892
Chipotle Mexican Grill, Inc., Class A*(a)	3,200	362,976
Gaylord Entertainment Co.*	41,400	1,254,006
Scientific Games Corp., Class A*	61,800	1,304,598
Vail Resorts, Inc.*(a)	26,200	1,265,198

		5,068,670

Insurance (1.6%)
eHealth, Inc.*	57,900	1,277,853
Life Partners Holdings, Inc.	23,400	431,730

		1,709,583

Internet & Catalog Retail (1.1%)(a)
Blue Nile, Inc.*	12,700	687,705
Shutterfly, Inc.*	31,900	474,353

		1,162,058

Internet Software & Services (9.7%)
Bankrate, Inc.*(a)	24,300	1,212,327
comScore, Inc.*	22,300	447,338
Constant Contact, Inc.*(a)	30,800	445,984
DealerTrack Holdings, Inc.*	74,300	1,502,346
Dice Holdings, Inc.*	32,300	287,793
Gmarket, Inc. ADR KR*	42,700	914,634
Liquidity Services, Inc.*	40,200	321,600
LoopNet, Inc.*(a)	55,500	704,850
Omniture, Inc.*	23,300	540,793
Perficient, Inc.*	30,200	239,788
SINA Corp.	30,500	1,075,125
ValueClick, Inc.*	35,049	604,595
VistaPrint Ltd.*(a)	28,800	1,006,560
Vocus, Inc.*	30,100	794,640

		10,098,373

IT Services (2.3%)
CyberSource Corp.*	51,700	755,337
ExlService Holdings, Inc.*	48,700	1,118,152
Sapient Corp.*	80,400	559,584

		2,433,073

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Nationwide Multi-Manager NVIT Small Cap Growth Fund

	Shares	Value
Common Stocks (continued)
Machinery (2.6%)
Axsys Technologies, Inc.*	10,100	$503,788
Bucyrus International, Inc., Class A	14,000	1,423,100
Dynamic Materials Corp.	18,800	812,160

		2,739,048

Media (1.7%)
Focus Media Holding Ltd. ADR — CN*	48,854	1,717,218

Oil, Gas & Consumable Fuels (7.4%)
Arena Resources, Inc.*	32,300	1,250,333
Bill Barrett Corp.*(a)	47,400	2,239,650
Carrizo Oil & Gas, Inc.*	34,134	2,023,122
Gulfport Energy Corp.*	34,400	364,640
Newfield Exploration Co.*	21,000	1,109,850
TXCO Resources, Inc.*	3,800	47,044
Warren Resources, Inc.*	56,500	670,655

		7,705,294

Personal Products (1.9%)
Alberto-Culver Co.	30,100	825,041
Bare Escentuals, Inc.*(a)	47,300	1,107,766

		1,932,807

Pharmaceuticals (1.7%)
Caraco Pharmaceutical Laboratories Ltd.*	25,100	450,545
Obagi Medical Products, Inc.*	46,300	401,884
Sciele Pharma, Inc.*	45,748	892,086

		1,744,515

Road & Rail (4.3%)
J.B. Hunt Transport Services, Inc.	67,800	2,130,954
Kansas City Southern*	58,350	2,340,418

		4,471,372

Semiconductors & Semiconductor Equipment (4.0%)
Anadigics, Inc.*	69,000	452,640
Atheros Communications, Inc.*	44,900	935,716
AuthenTec, Inc.*	27,800	276,332
Cavium Networks, Inc.*	12,400	203,360
Netlogic Microsystems, Inc.*	28,200	680,748
O2Micro International Ltd.*	81,200	627,676
Sigma Designs, Inc.*	44,500	1,008,815

		4,185,287

Software (16.6%)
ArcSight, Inc.*	47,400	327,534
Blackbaud, Inc.	91,800	2,228,904
Blackboard, Inc.*	53,600	1,786,488
BladeLogic, Inc.*(a)	32,200	903,210
Commvault Systems, Inc.*	41,100	509,640
Concur Technologies, Inc.*	55,800	1,732,590
Double-Take Software, Inc.*	50,300	587,504
EPIQ Systems, Inc.*(a)	64,415	999,721
FactSet Research Systems, Inc.	30,475	1,641,688
FalconStor Software, Inc.*	87,900	668,919
Interactive Intelligence, Inc.*	36,200	426,074
MICROS Systems, Inc.*	46,200	1,555,092
Phoenix Technologies Ltd.*	53,800	842,508
PROS Holdings, Inc.*	43,100	540,905
Synchronoss Technologies, Inc.*	48,900	979,467
Taleo Corp., Class A*	22,300	432,620
Ultimate Software Group, Inc.*	15,100	453,906
Vasco Data Security International, Inc.*	48,700	666,216

		17,282,986

Specialty Retail (1.7%)
O’Reilly Automotive, Inc.*	50,600	1,443,112
Zumiez, Inc.*(a)	24,000	376,560

		1,819,672

Textiles, Apparel & Luxury Goods (1.8%)
Iconix Brand Group, Inc.*	43,600	756,460
Lululemon Athletica, Inc.*(a)	22,800	648,204
Volcom, Inc.*	25,500	515,355

		1,920,019

Total Common Stocks		99,861,589

	Shares or
	Principal
	Amount	Value
Repurchase Agreements (4.8%)
CS First Boston, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $3,093,791, collateralized by U.S. Government Agency Mortgages with a market value of $3,155,439	$3,093,568	$3,093,568
Nomura Securities, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $1,939,393, collateralized by U.S. Government Agency Mortgages with a market value of $1,978,038	1,939,253	1,939,253

Total Repurchase Agreements		5,032,821

Securities Purchased With Collateral For Securities On Loan (13.0%)
Repurchase Agreement (13.0%)
Barclays Capital, 2.50%, dated 03/31/08, due 04/01/08, repurchase price $13,530,715, collateralized by U.S. Government Agency Mortgages with a market value of $13,800,371	13,529,776	13,529,776

Total Securities Purchased With Collateral For Securities On Loan		13,529,776

Total Investments
(Cost $113,999,394) (b) — 113.7%		118,424,186

Liabilities in excess of other assets — (13.7)%		(14,310,777)

NET ASSETS — 100.0%		$104,113,409

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of March 31, 2008.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

CN	China

KR	Korea
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
Gartmore NVIT Worldwide Leaders Fund

	Shares	Value
Common Stocks (100.3%)
Brazil (3.0%)
Oil, Gas & Consumable Fuels (3.0%)
Petroleo Brasileiro SA ADR	15,000	$1,270,350

Finland (2.8%)(a)
Communications Equipment (2.8%)
Nokia OYJ	37,400	1,180,627

France (5.4%)(a)
Machinery (2.2%)
Vallourec SA	3,800	921,577

Metals & Mining (3.2%)
ArcelorMittal	16,400	1,341,222

		2,262,799

Germany (4.7%)(a)
Chemicals (2.1%)
Bayer AG	10,900	873,659

Electric Utility (2.6%)
E. ON AG	5,900	1,100,306

		1,973,965

Hong Kong (4.4%)(a)
Industrial Conglomerate (1.8%)
Citic Pacific Ltd.	177,000	757,725

Real Estate Management & Development (2.6%)
Cheung Kong Holdings Ltd.	76,000	1,094,197

		1,851,922

Israel (2.0%)
Pharmaceutical (2.0%)
Teva Pharmaceutical Industries Ltd. ADR	18,800	868,372

Italy (3.4%)(a) (b)
Automobiles (3.4%)
Fiat SpA	61,200	1,417,942

Japan (2.4%)(a)
Tobacco (2.4%)
Japan Tobacco, Inc.	201	1,005,703

Spain (3.8%)(a)
Diversified Telecommunication Services (2.1%)
Telefonica SA	31,200	896,358

Electrical Equipment (1.7%)
Gamesa Corp. Tecnologica SA	15,200	693,840

		1,590,198

Switzerland (13.1%)(a)
Capital Markets (3.3%)
Julius Baer Holding AG	18,900	1,395,377

Electrical Equipment (5.0%)
ABB Ltd.	77,800	2,097,302

Food Products (4.8%)
Nestle SA	4,110	2,054,767

		5,547,446

United Kingdom (15.8%)(a)
Airline (1.8%)
British Airways PLC*	166,586	774,779

Commercial Bank (1.0%)
Royal Bank of Scotland Group PLC	65,400	438,072

Food & Staples Retailing (3.0%)
Tesco PLC	169,000	1,273,527

Metals & Mining (5.9%)
BHP Billiton PLC	36,000	1,060,207
Rio Tinto PLC	13,800	1,434,007

		2,494,214

Wireless Telecommunication Services (4.1%)
Vodafone Group PLC	574,300	1,706,852

		6,687,444

United States (39.5%)
Aerospace & Defense (5.5%)
Boeing Co. (The)	11,230	835,175
Lockheed Martin Corp.	14,850	1,474,605

		2,309,780

Biotechnology (2.5%)
Gilead Sciences, Inc.*	20,700	1,066,671

Chemicals (2.0%)
Mosaic Co. (The)*	8,100	831,060

Computers & Peripherals (3.6%)
Apple, Inc.*	10,700	1,535,450

Diversified Financial Services (3.2%)
JPMorgan Chase & Co.	31,900	1,370,105

Diversified Telecommunication Services (3.1%)
AT&T, Inc.	34,000	1,302,200

Energy Equipment & Services (3.1%)
Transocean, Inc.*	9,556	1,291,971

Hotels, Restaurants & Leisure (4.9%)
McDonald’s Corp.	37,000	2,063,490

Machinery (3.0%)
Deere & Co.	15,900	1,278,996

Oil, Gas & Consumable Fuels (6.3%)
Apache Corp.	10,800	1,304,856
Hess Corp.	15,400	1,357,972

		2,662,828

Software (2.3%)
Oracle Corp.*	49,500	968,220

		16,680,771

Total Common Stocks		42,337,539

	Shares or
	Principal
	Amount	Value
Repurchase Agreements (1.7%)
CS First Boston, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $443,020, collateralized by U.S. Government Agency Mortgages with a market value of $451,847	$442,988	$442,988
Nomura Securities, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $277,714, collateralized by U.S. Government Agency Mortgages with a market value of $283,248	277,694	277,694

Total Repurchase Agreements		720,682

Total Investments (Cost $42,849,693) (c) — 102.0%		43,058,221

Liabilities in excess of other assets — (2.0)%		(834,166)

NET ASSETS — 100.0%		$42,224,055

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	All or a part of the security was on loan as of March 31, 2008.

(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
NVIT Mid Cap Index Fund

	Shares	Value
Common Stocks (96.6%)
Aerospace & Defense (0.9%)
Alliant Techsystems, Inc.*	37,800	$3,913,434
BE Aerospace, Inc.*	106,776	3,731,821
DRS Technologies, Inc.	47,700	2,779,956

		10,425,211

Airlines (0.2%)
Airtran Holdings, Inc.*(a)	107,000	706,200
Alaska Air Group, Inc.*	44,200	867,204
JetBlue Airways Corp.*(a)	209,600	1,215,680

		2,789,084

Auto Components (1.0%)
ArvinMeritor, Inc.	84,625	1,058,659
BorgWarner, Inc.	134,300	5,778,929
Gentex Corp.(a)	167,200	2,867,480
Lear Corp.*	89,140	2,309,617
Modine Manufacturing Co.	33,300	482,517

		12,497,202

Automobiles (0.1%)(a)
Thor Industries, Inc.	40,200	1,196,754

Beverages (0.3%)
Hansen Natural Corp.*(a)	69,200	2,442,760
PepsiAmericas, Inc.	66,200	1,690,086

		4,132,846

Biotechnology (1.3%)
Cephalon, Inc.*(a)	77,400	4,984,560
Millennium Pharmaceuticals, Inc.*	372,287	5,755,557
PDL BioPharma, Inc.*	135,400	1,433,886
Vertex Pharmaceuticals, Inc.*	152,690	3,647,764

		15,821,767

Capital Markets (1.4%)
Apollo Investment Corp.(a)	138,933	2,199,309
Eaton Vance Corp.	136,000	4,149,360
Jefferies Group, Inc.	125,300	2,021,089
Raymond James Financial, Inc.	107,725	2,475,521
SEI Investments Co.	142,400	3,515,856
Waddell & Reed Financial, Inc., Class A	97,100	3,119,823

		17,480,958

Chemicals (3.7%)
Airgas, Inc.	95,000	4,319,650
Albemarle Corp.	90,000	3,286,800
Cabot Corp.	75,000	2,100,000
CF Industries Holdings, Inc.	55,850	5,787,177
Chemtura Corp.	271,500	1,992,810
Cytec Industries, Inc.	48,700	2,622,495
Ferro Corp.	47,100	699,906
FMC Corp.	87,300	4,844,277
Lubrizol Corp.	79,200	4,396,392
Minerals Technologies, Inc.	22,500	1,413,000
Olin Corp.	86,100	1,701,336
RPM International, Inc.	140,400	2,939,976
Scotts Miracle-Gro Co. (The), Class A	51,400	1,666,388
Sensient Technologies Corp.	54,600	1,610,154
Terra Industries, Inc.*	106,080	3,769,022
Valspar Corp.	111,000	2,202,240

		45,351,623

Commercial Banks (2.7%)
Associated Bancorp	146,915	3,912,346
Bank of Hawaii Corp.	56,700	2,810,052
Cathay General Bancorp, Inc.(a)	58,000	1,202,340
City National Corp.	46,800	2,314,728
Colonial BancGroup, Inc. (The)(a)	182,200	1,754,586
Cullen/Frost Bankers, Inc.	67,660	3,588,686
First Community Bancorp, Inc.	29,950	804,158
FirstMerit Corp.(a)	93,500	1,931,710
SVB Financial Group*(a)	38,500	1,680,140
Synovus Financial Corp.(a)	379,200	4,193,952
TCF Financial Corp.	124,400	2,229,248
Webster Financial Corp.	62,100	1,730,727
Westamerica Bancorp(a)	34,200	1,798,920
Wilmington Trust Corp.	79,600	2,475,560

		32,427,153

Commercial Services & Supplies (3.8%)
Brink’s Co. (The)	56,100	3,768,798
ChoicePoint, Inc.*	79,733	3,795,291
Copart, Inc.*	81,200	3,147,312
Corporate Executive Board Co.	41,100	1,663,728
Corrections Corp. of America*	146,000	4,017,920
Deluxe Corp.	58,400	1,121,864
Dun & Bradstreet Corp.(a)	66,500	5,411,770
Herman Miller, Inc.	67,800	1,665,846
HNI Corp.(a)	53,400	1,435,926
Kelly Services, Inc., Class A	22,700	466,712
Korn/Ferry International*	50,300	850,070
Manpower, Inc.	93,300	5,249,058
Mine Safety Appliances Co.(a)	33,900	1,396,341
Navigant Consulting, Inc.*(a)	49,780	944,824
Republic Services, Inc.	185,350	5,419,634
Rollins, Inc.	44,450	786,321
Stericycle, Inc.*	100,300	5,165,450

		46,306,865

Communications Equipment (1.9%)
3Com Corp.*	444,500	1,017,905
ADC Telecommunications, Inc.*	136,054	1,643,532
Adtran, Inc.	67,900	1,256,150
Avocent Corp.*	56,000	946,400
CommScope, Inc.*	76,855	2,676,860
Dycom Industries, Inc.*	44,600	535,646
F5 Networks, Inc.*	98,200	1,784,294
Foundry Networks, Inc.*	173,700	2,011,446
Harris Corp.	158,000	7,667,740
Plantronics, Inc.	56,400	1,089,084
Polycom, Inc.*(a)	104,600	2,357,684

		22,986,741

Computers & Peripherals (1.3%)
Diebold, Inc.	76,200	2,861,310
Imation Corp.	38,500	875,490
NCR Corp.*	205,310	4,687,227
Palm, Inc.(a)	122,600	613,000
Western Digital Corp.*	256,200	6,927,648

		15,964,675

Construction & Engineering (1.2%)
Granite Construction, Inc.	39,450	1,290,409
KBR, Inc.	195,860	5,431,198
Quanta Services, Inc.*	197,080	4,566,344
URS Corp.*	94,400	3,085,936

		14,373,887

Construction Materials (0.4%)(a)
Martin Marietta Materials, Inc.	48,280	5,125,888

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Mid Cap Index Fund

	Shares	Value
Common Stocks (continued)
Consumer Finance (0.1%)(a)
AmeriCredit Corp.*	132,290	$1,332,160

Containers & Packaging (0.8%)
Aptargroup, Inc.	80,500	3,133,865
Packaging Corp. of America	107,600	2,402,708
Sonoco Products Co.	111,400	3,189,382
Temple-Inland, Inc.	122,600	1,559,472

		10,285,427

Diversified Consumer Services (1.4%)
Career Education Corp.*(a)	105,300	1,339,416
Corinthian Colleges, Inc.*	98,500	712,155
DeVry, Inc.	69,100	2,891,144
ITT Educational Services, Inc.*	32,800	1,506,504
Matthews International Corp., Class A	36,020	1,737,965
Regis Corp.	51,300	1,410,237
Service Corp. International	309,600	3,139,344
Sotheby’s(a)	75,700	2,188,487
Strayer Education, Inc.	16,800	2,562,000

		17,487,252

Diversified Telecommunication Services (0.1%)
Cincinnati Bell, Inc.*	288,400	1,228,584

Electric Utilities (1.7%)
DPL, Inc.(a)	131,700	3,376,788
Great Plains Energy, Inc.	99,700	2,457,605
Hawaiian Electric Industries, Inc.(a)	92,400	2,205,588
IDACORP, Inc.(a)	52,500	1,685,775
Northeast Utilities	179,700	4,409,838
Sierra Pacific Resources	271,110	3,424,119
Westar Energy, Inc.	113,500	2,584,395

		20,144,108

Electrical Equipment (1.4%)
Ametek, Inc.	123,250	5,411,907
Hubbell, Inc., Class B	64,500	2,818,005
Roper Industries, Inc.	103,100	6,128,264
Thomas & Betts Corp.*	59,000	2,145,830

		16,504,006

Electronic Equipment & Instruments (2.2%)
Amphenol Corp., Class A	205,100	7,639,975
Arrow Electronics, Inc.*	141,800	4,771,570
Avnet, Inc.*	173,100	5,665,563
Ingram Micro, Inc., Class A*	169,500	2,683,185
Kemet Corp.*(a)	98,500	397,940
National Instruments Corp.	63,050	1,648,127
Tech Data Corp.*	64,300	2,109,040
Vishay Intertechnology, Inc.*	207,450	1,879,497

		26,794,897

Energy Equipment & Services (3.7%)
Exterran Holdings, Inc.*	75,830	4,894,068
FMC Technologies, Inc.*	149,942	8,530,200
Grant Prideco, Inc.*	146,200	7,195,964
Helmerich & Payne, Inc.	119,600	5,605,652
Patterson-UTI Energy, Inc.	173,700	4,547,466
Pride International, Inc.*	192,900	6,741,855
Superior Energy Services*	92,970	3,683,472
Tidewater, Inc.	61,500	3,389,265

		44,587,942

Food & Staples Retailing (0.3%)
BJ’s Wholesale Club, Inc.*	74,200	2,648,198
Ruddick Corp.(a)	40,400	1,489,144

		4,137,342

Food Products (1.2%)
Corn Products International, Inc.	86,470	3,211,496
Hormel Foods Corp.	80,800	3,366,128
JM Smucker Co. (The)	65,967	3,338,590
Lancaster Colony Corp.	23,300	931,068
Smithfield Foods, Inc.*	134,990	3,477,342
Tootsie Roll Industries, Inc.(a)	28,327	713,842

		15,038,466

Health Care Equipment & Supplies (4.3%)
Advanced Medical Optics, Inc.*	70,186	1,424,776
Beckman Coulter, Inc.	72,400	4,673,420
Dentsply International, Inc.	174,600	6,739,560
Edwards Lifesciences Corp.*	65,600	2,922,480
Gen-Probe, Inc.*	62,100	2,993,220
Hill-Rom Holdings, Inc.*	75,020	1,949,770
Hologic, Inc.*	147,500	8,201,000
Intuitive Surgical, Inc.*	44,600	14,466,010
Kinetic Concepts, Inc.*	62,400	2,884,752
Resmed, Inc.*	89,200	3,762,456
STERIS Corp.	73,500	1,972,005

		51,989,449

Health Care Providers & Services (2.8%)
Apria Healthcare Group, Inc.*	50,800	1,003,300
Community Health Systems, Inc.*	110,400	3,706,128
Health Management Associates, Inc., A Shares*	281,250	1,487,813
Health Net, Inc.*	124,400	3,831,520
Henry Schein, Inc.*	103,400	5,935,160
Kindred Healthcare, Inc.*	34,790	760,857
LifePoint Hospitals, Inc.*	67,300	1,848,731
Lincare Holdings, Inc.*	87,730	2,466,090
Omnicare, Inc.	140,300	2,547,848
Psychiatric Solutions, Inc.*(a)	63,600	2,157,312
Universal Health Services, Inc., Class B	61,600	3,307,304
VCA Antech, Inc.*	97,300	2,661,155
WellCare Health Plans, Inc.*	48,190	1,877,001

		33,590,219

Health Care Technology (0.2%)
Cerner Corp.*	76,630	2,856,766

Hotels, Restaurants & Leisure (1.3%)
Bob Evans Farms, Inc.	38,600	1,064,974
Boyd Gaming Corp.(a)	65,100	1,302,000
Brinker International, Inc.	121,140	2,247,147
CBRL Group, Inc.	24,700	883,519
Cheesecake Factory (The)*(a)	82,750	1,803,122
Chipotle Mexican Grill, Inc., Class A*	37,920	4,301,266
International Speedway Corp., Class A	34,400	1,417,280
Life Time Fitness, Inc.*(a)	38,960	1,215,942
Ruby Tuesday, Inc.(a)	61,200	459,000
Scientific Games Corp., A Shares*	75,200	1,587,472

		16,281,722

Household Durables (1.7%)
American Greetings Corp., Class A(a)	63,200	1,172,360
Blyth, Inc.	28,300	558,076
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Mid Cap Index Fund

	Shares	Value
Common Stocks (continued)
Household Durables (continued)
Furniture Brands International, Inc.(a)	55,800	$652,860
Hovnanian Enterprises, Inc., A Shares*(a)	44,000	466,400
MDC Holdings, Inc.(a)	40,400	1,769,116
Mohawk Industries, Inc.*	63,900	4,575,879
NVR, Inc.*	5,959	3,560,502
Ryland Group, Inc.(a)	48,800	1,605,032
Toll Brothers, Inc.*(a)	146,700	3,444,516
Tupperware Brands Corp.	71,300	2,757,884

		20,562,625

Household Products (0.8%)
Church & Dwight Co., Inc.	76,250	4,135,800
Energizer Holdings, Inc.*	66,360	6,004,253

		10,140,053

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	68,700	2,297,328
Teleflex, Inc.	45,700	2,180,347

		4,477,675

Insurance (3.9%)
American Financial Group, Inc.	84,250	2,153,430
Arthur J Gallagher & Co.(a)	108,700	2,567,494
Brown & Brown, Inc.	127,400	2,214,212
Commerce Group, Inc.	49,830	1,796,870
Everest Re Group Ltd.	72,900	6,526,737
Fidelity National Financial, Inc., Class A	241,865	4,433,385
First American Corp.(a)	105,900	3,594,246
Hanover Insurance Group, Inc. (The)	57,600	2,369,664
HCC Insurance Holdings, Inc.	132,850	3,014,367
Horace Mann Educators Corp.	50,600	884,488
Mercury General Corp.	41,300	1,830,003
Old Republic International Corp.	266,337	3,438,411
Protective Life Corp.	78,600	3,188,016
StanCorp Financial Group, Inc.	57,300	2,733,783
Unitrin, Inc.	57,300	2,024,982
WR Berkley Corp.	181,350	5,021,581

		47,791,669

Internet & Catalog Retail (0.2%)(a)
NetFlix, Inc.*	53,150	1,841,648

Internet Software & Services (0.3%)
Digital River, Inc.*	46,830	1,450,325
Valueclick, Inc.*	113,500	1,957,875

		3,408,200

IT Services (2.0%)
Acxiom Corp.	76,100	903,307
Alliance Data Systems Corp.*	89,900	4,271,149
Broadridge Financial Solutions, Inc.	157,940	2,779,744
CSG Systems International, Inc.*	42,900	487,773
DST Systems, Inc.*(a)	56,900	3,740,606
Gartner, Inc.*	75,500	1,460,170
Global Payments, Inc.	91,190	3,771,618
Metavante Technologies, Inc.*	100,000	1,999,000
MPS Group, Inc.*	109,600	1,295,472
NeuStar, Inc., Class A*	88,960	2,355,661
SRA International, Inc., Class A*	49,500	1,203,345

		24,267,845

Leisure Equipment & Products (0.1%)(a)
Callaway Golf Co.	77,100	1,131,828

Life Sciences Tools & Services (2.2%)
Affymetrix, Inc.*	79,900	1,391,059
Charles River Laboratories International, Inc.*	78,400	4,620,896
Covance, Inc.*	74,000	6,139,780
Invitrogen Corp.*	53,730	4,592,303
Pharmaceutical Product Development, Inc.	120,700	5,057,330
Techne Corp.*	45,700	3,078,352
Varian, Inc.*	35,200	2,038,784

		26,918,504

Machinery (5.5%)
AGCO Corp.*	105,700	6,329,316
Crane Co.	57,000	2,299,950
Donaldson Co., Inc.	79,900	3,218,372
Federal Signal Corp.	50,200	700,792
Flowserve Corp.	66,200	6,909,956
Graco, Inc.	72,850	2,641,541
Harsco Corp.	97,200	5,382,936
IDEX Corp.	91,030	2,793,711
Joy Global, Inc.	124,600	8,118,936
Kennametal, Inc.	90,200	2,654,586
Lincoln Electric Holdings, Inc.	48,200	3,108,418
Nordson Corp.	38,500	2,073,225
Oshkosh Corp.	85,700	3,109,196
Pentair, Inc.	115,000	3,668,500
SPX Corp.	61,510	6,452,399
Timken Co.	107,400	3,191,928
Trinity Industries, Inc.(a)	94,200	2,510,430
Wabtec Corp.	56,540	2,129,296

		67,293,488

Marine (0.2%)
Alexander & Baldwin, Inc.	49,600	2,136,768

Media (1.0%)
Belo Corp., A Shares	100,980	1,067,359
Entercom Communications Corp., Class A(a)	32,500	322,725
Getty Images, Inc.*	55,240	1,767,680
Harte-Hanks, Inc.	56,250	768,937
John Wiley & Sons, Inc., Class A	49,700	1,973,090
Lamar Advertising Co., Class A*(a)	91,700	3,294,781
Lee Enterprises, Inc.(a)	46,800	468,468
Media General, Inc., Class A(a)	26,800	375,736
Scholastic Corp.*	30,800	932,316
Valassis Communications, Inc.*(a)	56,300	610,855

		11,581,947

Metals & Mining (2.2%)
Carpenter Technology Corp.	56,780	3,177,977
Cleveland-Cliffs, Inc.	52,120	6,245,018
Commercial Metals Co.	136,900	4,102,893
Reliance Steel & Aluminum Co.	74,100	4,435,626
Steel Dynamics, Inc.	219,000	7,235,760
Worthington Industries, Inc.	76,400	1,288,868

		26,486,142

Multi-Utilities (3.4%)
Alliant Energy Corp.	131,400	4,600,314
Aquila, Inc.*	409,100	1,313,211
Black Hills Corp.	43,800	1,567,164
Energy East Corp.	178,890	4,314,827
MDU Resources Group, Inc.	206,850	5,078,167
NSTAR	121,300	3,691,159
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Mid Cap Index Fund

	Shares	Value
Common Stocks (continued)
Multi-Utilities (continued)
OGE Energy Corp.	106,100	$3,307,137
PNM Resources, Inc.	89,650	1,117,936
Puget Energy, Inc.	146,100	3,779,607
SCANA Corp.	134,600	4,923,668
Vectren Corp.	84,700	2,272,501
Wisconsin Energy Corp.	135,300	5,951,847

		41,917,538

Multiline Retail (0.5%)
99 Cents Only Stores*(a)	55,600	549,884
Dollar Tree, Inc.*	106,250	2,931,437
Saks, Inc.*	163,800	2,042,586

		5,523,907

Natural Gas Utilities (2.3%)
AGL Resources, Inc.	88,600	3,040,752
Energen Corp.	82,900	5,164,670
Equitable Resources, Inc.	141,000	8,304,900
National Fuel Gas Co.	96,400	4,551,044
Oneok, Inc.	120,120	5,360,956
WGL Holdings, Inc.	57,400	1,840,244

		28,262,566

Office Electronics (0.2%)
Zebra Technologies Corp., Class A*	78,700	2,622,284

Oil, Gas & Consumable Fuels (6.1%)
Arch Coal, Inc.	166,100	7,225,350
Bill Barrett Corp.*	36,930	1,744,943
Cimarex Energy Co.	95,290	5,216,175
Denbury Resources, Inc.*	283,000	8,079,650
Encore Acquisition Co.*	62,850	2,531,598
Forest Oil Corp.*	100,470	4,919,011
Frontier Oil Corp.	117,000	3,189,420
Newfield Exploration Co.*	151,800	8,022,630
Overseas Shipholding Group, Inc.	32,430	2,271,397
Pioneer Natural Resources Co.	137,800	6,768,736
Plains Exploration & Production Co.*	130,180	6,917,765
Quicksilver Resources, Inc.*	118,800	4,339,764
Southwestern Energy Co.*	394,600	13,294,074

		74,520,513

Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.	120,010	1,101,692

Personal Products (0.4%)
Alberto-Culver Co.	97,070	2,660,689
NBTY, Inc.*	64,950	1,945,252

		4,605,941

Pharmaceuticals (1.1%)
Endo Pharmaceuticals Holdings, Inc.*	154,760	3,704,954
Medicis Pharmaceutical Corp., Class A	65,200	1,283,788
Par Pharmaceutical Cos., Inc.*	39,900	693,861
Perrigo Co.(a)	89,600	3,380,608
Sepracor, Inc.*	128,900	2,516,128
Valeant Pharmaceuticals International*(a)	105,600	1,354,848

		12,934,187

Real Estate Investment Trusts (REITs) (6.0%)
Alexandria Real Estate Equities, Inc.	36,850	3,416,732
AMB Property Corp.	114,270	6,218,573
BRE Properties, Inc.	58,900	2,683,484
Camden Property Trust	62,600	3,142,520
Cousins Properties, Inc.(a)	43,630	1,078,097
Duke Realty Corp.	168,330	3,839,607
Equity One, Inc.(a)	38,640	926,201
Federal Realty Investment Trust	66,600	5,191,470
Health Care REIT, Inc.	100,300	4,526,539
Highwoods Properties, Inc.	66,400	2,063,048
Hospitality Properties Trust	108,540	3,692,531
Liberty Property Trust(a)	105,900	3,294,549
Macerich Co. (The)	83,700	5,881,599
Mack-Cali Realty Corp.	78,410	2,800,021
Nationwide Health Properties, Inc.(a)	107,420	3,625,425
Potlatch Corp.	45,498	1,877,703
Rayonier, Inc.	90,177	3,917,289
Realty Income Corp.(a)	117,000	2,997,540
Regency Centers Corp.	80,400	5,206,704
UDR, Inc.	155,100	3,803,052
Weingarten Realty Investors	87,700	3,020,388

		73,203,072

Real Estate Management & Development (0.2%)
Jones Lang LaSalle, Inc.	35,830	2,771,092

Road & Rail (1.0%)
Avis Budget Group, Inc.*	120,540	1,280,135
Con-way, Inc.	52,000	2,572,960
JB Hunt Transport Services, Inc.	101,400	3,187,002
Kansas City Southern*	88,900	3,565,779
Werner Enterprises, Inc.(a)	54,350	1,008,736
YRC Worldwide, Inc.*(a)	66,000	865,920

		12,480,532

Semiconductors & Semiconductor Equipment (2.3%)
Atmel Corp.*	504,100	1,754,268
Cree, Inc.*(a)	98,800	2,762,448
Cypress Semiconductor Corp.*	178,980	4,225,718
Fairchild Semiconductor International, Inc.*	144,300	1,720,056
Integrated Device Technology, Inc.*	220,230	1,966,654
International Rectifier Corp.*	84,000	1,806,000
Intersil Corp., Class A	149,700	3,842,799
Lam Research Corp.*	143,680	5,491,450
RF Micro Devices, Inc.*	336,300	894,558
Semtech Corp.*	74,900	1,073,317
Silicon Laboratories, Inc.*	63,100	1,990,174
TriQuint Semiconductor, Inc.*	164,691	833,336

		28,360,778

Software (2.9%)
ACI Worldwide, Inc.*(a)	41,500	826,680
Activision, Inc.*	339,200	9,263,552
Advent Software, Inc.*	20,700	882,234
Cadence Design Systems, Inc.*	315,800	3,372,744
Fair Isaac Corp.(a)	58,320	1,255,047
Jack Henry & Associates, Inc.	91,200	2,249,904
Macrovision Corp.*(a)	61,600	831,600
McAfee, Inc.*	187,300	6,197,757
Mentor Graphics Corp.*	101,100	892,713
Parametric Technology Corp.*	134,090	2,142,758
Sybase, Inc.*	103,700	2,727,310
Synopsys, Inc.*	167,300	3,799,383
Wind River Systems, Inc.*	89,700	694,278

		35,135,960

Specialty Retail (4.1%)
Advance Auto Parts, Inc.	111,450	3,794,872
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Mid Cap Index Fund

	Shares	Value
Common Stocks (continued)
Specialty Retail (continued)
Aeropostale, Inc.*	77,450	$2,099,670
American Eagle Outfitters, Inc.	246,300	4,312,713
AnnTaylor Stores Corp.*	71,120	1,719,682
Barnes & Noble, Inc.	55,800	1,710,270
Borders Group, Inc.(a)	68,800	403,856
Carmax, Inc.*(a)	251,300	4,880,246
Charming Shoppes, Inc.*(a)	136,800	660,744
Chico’s FAS, Inc.*	195,800	1,392,138
Coldwater Creek, Inc.*(a)	70,900	358,045
Collective Brands, Inc.*(a)	76,100	922,332
Dick’s Sporting Goods, Inc.*	96,240	2,577,307
Foot Locker, Inc.	178,900	2,105,653
Guess?, Inc.	63,200	2,557,704
O’Reilly Automotive, Inc.*	133,000	3,793,160
Pacific Sunwear Of California*	82,400	1,039,064
PetSmart, Inc.	148,600	3,037,384
Rent-A-Center, Inc.*	77,900	1,429,465
Ross Stores, Inc.	156,500	4,688,740
Urban Outfitters, Inc.*	130,300	4,084,905
Williams-Sonoma, Inc.	101,900	2,470,056

		50,038,006

Textiles, Apparel & Luxury Goods (0.7%)
Hanesbrands, Inc.*	110,100	3,214,920
Phillips-Van Heusen Corp.	65,300	2,476,176
Timberland Co., Class A*	53,300	731,809
Warnaco Group, Inc. (The)*	52,820	2,083,221

		8,506,126

Thrifts & Mortgage Finance (1.2%)
Astoria Financial Corp.	94,650	2,570,694
First Niagara Financial Group, Inc.	123,000	1,671,570
IndyMac Bancorp, Inc.(a)	93,100	461,776
New York Community Bancorp, Inc.	374,928	6,831,188
PMI Group, Inc. (The)(a)	94,500	549,990
Radian Group, Inc.(a)	93,700	615,609
Washington Federal, Inc.	101,489	2,318,009

		15,018,836

Tobacco (0.2%)
Universal Corp.	31,800	2,083,854

Trading Companies & Distributors (1.1%)
Fastenal Co.	145,400	6,678,222
GATX Corp.	55,600	2,172,292
MSC Industrial Direct Co., Class A	55,100	2,327,975
United Rentals, Inc.*	84,500	1,591,980

		12,770,469

Water Utility (0.2%)(a)
Aqua America, Inc.	154,100	2,893,998

Wireless Telecommunication Services (0.4%)
Telephone & Data Systems, Inc.	105,300	4,135,131
Telephone & Data Systems, Inc., Special Shares	17,000	634,100

		4,769,231

Total Common Stocks		1,176,697,968

	Shares or
	Principal
	Amount	Value
Repurchase Agreements (3.1%)
CS First Boston, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $23,311,650, collateralized by U.S. Government Agency Mortgages with a market value of $23,776,166	$23,309,966	$23,309,966
Nomura Securities, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $14,613,283, collateralized by U.S. Government Agency Mortgages with a market value of $14,904,472	14,612,228	14,612,228

Total Repurchase Agreements		37,922,194

Securities Purchased With Collateral For Securities On Loan (7.5%)
Repurchase Agreement (7.5%)
Barclays Capital, 2.50%, dated 03/31/08, due 04/01/08, repurchase price $91,501,037, collateralized by U.S. Government Agency Mortgages with a market value of $93,324,577	91,494,684	91,494,684

Total Securities Purchased With Collateral For Securities On Loan		91,494,684

Total Investments (Cost $1,332,065,377) (b) — 107.2%		1,306,114,846

Liabilities in excess of other assets — (7.2)%		(87,878,693)

NET ASSETS — 100.0%		$1,218,236,153

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of March 31, 2008.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

At March 31, 2008, the Fund’s open futures contracts were as follows:

Number			Market Value	Unrealized
of Contracts	Long Contracts	Expiration	Covered By Contracts	Appreciation/Depreciation
514	S&P 400 Futures	06/20/08	40,169,100	863,707

Statement of Investments
March 31, 2008 (Unaudited)
Nationwide NVIT Global Technology and Communications Fund

	Shares	Value
Common Stocks (93.8%)
Chemicals (0.5%)(a)
Calgon Carbon Corp.*	14,794	$222,650

Commercial Services & Supplies (0.5%)(a)
Innerworkings, Inc.*	16,500	231,495

Communications Equipment (19.8%)
Cisco Systems, Inc.*	92,909	2,238,178
Comverse Technology, Inc.*	20,037	308,570
Finisar Corp.*(a)	408,228	522,532
Foundry Networks, Inc.*	15,873	183,809
Infinera Corp.*	16,410	196,920
Juniper Networks, Inc.*	19,797	494,925
Network Equipment Technologies, Inc.*	21,800	143,226
Neutral Tandem, Inc.*	14,582	262,622
Nokia OYJ ADR FI	25,382	807,909
Opnext, Inc.*	26,000	141,700
QUALCOMM, Inc.	39,577	1,622,657
Research In Motion Ltd.*	10,746	1,206,023
Sycamore Networks, Inc.*	87,000	318,420

		8,447,491

Computers & Peripherals (20.8%)
Apple, Inc.*	24,237	3,478,009
Brocade Communications Systems, Inc.*	19,700	143,810
Dell, Inc.*	22,137	440,969
EMC Corp.*	27,878	399,771
Hewlett-Packard Co.	33,056	1,509,337
International Business Machines Corp.	15,289	1,760,375
NetApp, Inc.*	11,822	237,031
SanDisk Corp.*	39,645	894,788

		8,864,090

Diversified Financial Services (1.2%)
IntercontinentalExchange, Inc.*	3,853	502,816

Electrical Equipment (0.6%)(a)
Orion Energy Systems, Inc.*	25,166	240,084

Electronic Equipment & Instruments (1.0%)
Dolby Laboratories, Inc., Class A*	11,738	425,620

Internet & Catalog Retail (2.5%)
Amazon.Com, Inc.*	7,638	544,590
Expedia, Inc.*	13,543	296,456
Priceline.com, Inc.*	1,727	208,725

		1,049,771

Internet Software & Services (10.4%)
Akamai Technologies, Inc.*	10,812	304,466
Alibaba.com Ltd.*(b)	386,950	801,505
eBay, Inc.*	29,488	879,922
Equinix, Inc.*	3,583	238,234
Google, Inc., Class A*	2,465	1,085,758
Mercadolibre, Inc.*(a)	10,559	419,826
Omniture, Inc.*	15,900	369,039
Vocus, Inc.*	12,455	328,812

		4,427,562

IT Services (1.3%)
Cognizant Technology Solutions Corp., Class A*	13,735	395,980
Wright Express Corp.*	4,887	150,178

		546,158

Semiconductors & Semiconductor Equipment (19.4%)
Advanced Energy Industries, Inc.*	15,554	206,246
Aixtron AG ADR DE*(a)	33,414	457,772
Applied Materials, Inc.	10,309	201,128
ATMI, Inc.*	8,395	233,633
AuthenTec, Inc.*	30,904	307,186
Elpida Memory, Inc.*(c)	12,530	422,742
Entegris, Inc.*	28,828	207,273
Fairchild Semiconductor International, Inc.*	27,650	329,588
Integrated Device Technology, Inc.*	47,657	425,577
Intel Corp.	118,371	2,507,098
KLA-Tencor Corp.	8,630	320,173
Marvell Technology Group Ltd.*	68,803	748,577
MediaTek, Inc.(c)	38,650	513,530
MKS Instruments, Inc.*	11,978	256,329
Teradyne, Inc.*	16,700	207,414
Tessera Technologies, Inc.*	19,020	395,616
Texas Instruments, Inc.	11,951	337,855
Verigy Ltd. ADR*	10,726	202,078

		8,279,815

Software (13.3%)
Citrix Systems, Inc.*	8,923	261,712
Concur Technologies, Inc.*	9,302	288,827
Electronic Arts, Inc.*	4,363	217,801
Microsoft Corp.	101,114	2,869,615
Oracle Corp.*	91,618	1,792,048
Synchronoss Technologies, Inc.*	11,050	221,332

		5,651,335

Wireless Telecommunication Services (2.5%)
American Tower Corp., Class A*	14,691	576,034
Clearwire Corp., Class A*(a)	31,680	469,181

		1,045,215

Total Common Stocks		39,934,102

Exchange Traded Funds (1.0%)
Powershares QQQ	9,393	410,662

	Principal
	Amount	Value
Repurchase Agreements (3.6%)
CS First Boston, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $950,626, collateralized by U.S. Government Agency Mortgages with a market value of $969,569	$950,558	$950,558
Nomura Securities, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $595,915, collateralized by U.S. Government Agency Mortgages with a market value of $607,790	595,872	595,872

Total Repurchase Agreements		1,546,430

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Nationwide NVIT Global Technology and Communications Fund

	Principal
	Amount	Value
Securities Purchased With Collateral For Securities On Loan (5.4%)
Repurchase Agreement (5.4%)
Barclays Capital, 2.50%, dated 03/31/08, due 04/01/08, repurchase price $2,298,828, collateralized by U.S. Government Agency Mortgages with a market value of $2,344,641	$2,298,668	$2,298,668

Total Securities Purchased With Collateral For Securities On Loan		2,298,668

Total Investments (Cost $45,158,849) (d) — 103.8%		44,189,862

Liabilities in excess of other assets — (3.8)%		(1,623,681)

NET ASSETS — 100.0%		$42,566,181

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of March 31, 2008.

(b)	Illiquid security.

(c)	Fair Valued Security.

(d)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

DE	Germany

FI	Finland

IT	Italy
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
Nationwide NVIT Health Sciences Fund

	Shares	Value
Common Stocks (99.5%)
Biotechnology (15.8%)
Amgen, Inc.*	20,030	$836,853
Amylin Pharmaceuticals, Inc.*	12,730	371,843
Array BioPharma, Inc.*	40,690	285,237
Biogen Idec, Inc.*	10,600	653,914
Celgene Corp.*	9,050	554,675
Cephalon, Inc.*	6,100	392,840
Dyax Corp.*(a)	60,650	285,662
Enzon Pharmaceuticals, Inc.*(a)	17,970	165,504
Genentech, Inc.*	6,800	552,024
Genzyme Corp.*	4,680	348,847
Gilead Sciences, Inc.*	51,366	2,646,890
ImClone Systems, Inc.*	3,790	160,772
Nanosphere, Inc.*	16,440	142,370
United Therapeutics Corp.*	6,600	572,220

		7,969,651

Chemicals (0.8%)
Sigma-Aldrich Corp.	6,330	377,584

Commercial Services & Supplies (0.9%)
Stericycle, Inc.*	8,900	458,350

Food & Staples Retailing (1.7%)
CVS Caremark Corp.	21,078	853,870

Health Care Equipment & Supplies (19.0%)
Baxter International, Inc.	31,160	1,801,671
Becton, Dickinson & Co.	3,810	327,089
Boston Scientific Corp.*	50,630	651,608
Covidien Ltd.	9,400	415,950
Dentsply International, Inc.	11,680	450,848
Hologic, Inc.*	12,800	711,680
IDEXX Laboratories, Inc.*	10,220	503,437
Insulet Corp.*(a)	21,290	306,576
Inverness Medical Innovations, Inc.*(a)	7,090	213,409
Masimo Corp.*	10,720	278,720
Medtronic, Inc.	38,790	1,876,272
St. Jude Medical, Inc.*	7,870	339,905
Stryker Corp.	7,890	513,245
TomoTherapy, Inc.*	13,520	194,012
Wright Medical Group, Inc.*	7,650	184,671
Xtent, Inc.*	18,410	92,050
Zimmer Holdings, Inc.*	9,650	751,349

		9,612,492

Health Care Providers & Services (12.6%)
Aetna, Inc.	27,300	1,149,057
Cardinal Health, Inc.	10,546	553,771
CIGNA Corp.	12,040	488,463
Coventry Health Care, Inc.*	4,910	198,119
Express Scripts, Inc.*	6,400	411,648
Humana, Inc.*	5,930	266,020
IPC The Hospitalist Co., Inc.*	7,510	148,548
McKesson Corp.	10,520	550,932
Medco Health Solutions, Inc.*	13,710	600,361
Quest Diagnostics, Inc.	6,990	316,437
Skilled Healthcare Group, Inc., Class A*	5,190	56,986
UnitedHealth Group, Inc.	33,340	1,145,562
WellPoint, Inc.*	11,500	507,495

		6,393,399

Health Care Technology (0.3%)
Eclipsys Corp.*	8,390	164,528

Life Sciences Tools & Services (7.5%)
Applera Corp. — Applied Biosystems Group	11,070	363,760
Bruker Corp.*	13,380	205,918
Charles River Laboratories International, Inc.*	8,750	515,725
Covance, Inc.*	5,629	467,038
Illumina, Inc.*	6,450	489,555
PerkinElmer, Inc.	20,440	495,670
Thermo Fisher Scientific, Inc.*	16,910	961,165
Waters Corp.*	5,490	305,793

		3,804,624

Pharmaceuticals (40.3%)
Abbott Laboratories	37,330	2,058,750
Allergan, Inc.	12,620	711,642
Bristol-Myers Squibb Co.	76,550	1,630,515
Eli Lilly & Co.	17,980	927,588
Johnson & Johnson	56,358	3,655,943
Merck & Co., Inc.	91,456	3,470,755
Perrigo Co.	17,440	658,011
Pfizer, Inc.	128,042	2,679,919
Schering-Plough Corp.	68,878	992,532
Sepracor, Inc.*	13,630	266,058
Teva Pharmaceutical Industries Ltd. ADR — IL	26,330	1,216,183
Valeant Pharmaceuticals International*	30,830	395,549
Viropharma, Inc.*(a)	63,410	566,885
Wyeth	27,845	1,162,807

		20,393,137

Real Estate Investment Trust (REIT) (0.6%)
Health Care REIT, Inc.	6,730	303,725

Total Common Stocks		50,331,360

	Principal
	Amount	Value
Repurchase Agreements (0.1%)
CS First Boston, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $34,250, collateralized by U.S. Government Agency Mortgages with a market value of $34,932	$34,247	$34,247
Nomura Securities, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $21,470, collateralized by U.S. Government Agency Mortgages with a market value of $21,898	21,469	21,469

Total Repurchase Agreements		55,716

Securities Purchased With Collateral For Securities On Loan (2.5%)
Repurchase Agreement (2.5%)
Barclays Capital, 2.50%, dated 03/31/08, due 04/01/08, repurchase price $1,253,186, collateralized by U.S. Government Agency Mortgages with a market value of $1,278,160	1,253,098	1,253,098

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Nationwide NVIT Health Sciences Fund

Value
Securities Purchased With Collateral For Securities On Loan (continued)

Total Securities Purchased With Collateral For Securities On Loan	1,253,098

Total Investments (Cost $55,555,110) (b) — 102.1%	51,640,174

Liabilities in excess of other assets — (2.1)%	(1,043,841)

NET ASSETS — 100.0%	$50,596,333

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of March 31, 2008.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

IL	Israel

REIT	Real Estate Investment Trust
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
NVIT Nationwide Leaders Fund

	Shares	Value
Common Stocks (95.1%)
Aerospace & Defense (6.6%)
Alliant Techsystems, Inc.*	2,550	$264,001
Boeing Co. (The)	12,100	899,877
Northrop Grumman Corp.	5,000	389,050

		1,552,928

Capital Markets (5.4%)
Bank of New York Mellon Corp.	20,500	855,465
Lehman Brothers Holdings, Inc.	11,000	414,040

		1,269,505

Chemicals (7.8%)
C.F. Industries Holdings, Inc.	5,900	611,358
Monsanto Co.	7,700	858,550
Potash Corp. of Saskatchewan, Inc.	2,400	372,504

		1,842,412

Commercial Bank (5.8%)
National Bank of Greece S.A. ADR GR	130,923	1,382,547

Communications Equipment (10.6%)
Research In Motion Ltd.*	22,400	2,513,952

Consumer Finance (4.6%)
Capital One Financial Corp.	10,000	492,200
Visa, Inc., Class A*	9,560	596,162

		1,088,362

Diversified Financial Services (4.6%)
CME Group, Inc.	818	383,724
NYSE Euronext	11,638	718,181

		1,101,905

Diversified Telecommunication Services (1.9%)
AT&T, Inc.	11,500	440,450

Electric Utility (1.0%)
Southern Co.	6,900	245,709

Electrical Equipment (1.5%)
Sunpower Corp., Class A*	4,790	356,903

Electronic Equipment & Instruments (3.4%)
Avnet, Inc.*	24,810	812,031

Food Products (4.1%)
Bunge Ltd.	11,100	964,368

Hotels, Restaurants & Leisure (4.8%)
Brinker International, Inc.	61,400	1,138,970

Household Durables (1.4%)
Lennar Corp., Class A	18,110	340,649

Life Sciences Tools & Services (1.2%)
Waters Corp.*	4,956	276,049

Machinery (4.7%)
Deere & Co.	13,800	1,110,072

Metals & Mining (5.9%)
Freeport-McMoRan Copper & Gold, Inc.	1,600	153,952
Nucor Corp.	9,300	629,982
Southern Copper Co.	5,877	610,209

		1,394,143

Oil, Gas & Consumable Fuels (4.5%)
Occidental Petroleum Corp.	14,470	1,058,770

Pharmaceutical (5.8%)
Pfizer, Inc.	65,500	1,370,915

Specialty Retail (6.8%)
Abercrombie & Fitch Co., Class A	13,900	1,016,646
Guess?, Inc.	15,000	607,050

		1,623,696

Wireless Telecommunication Services (2.7%)
Vodafone Group PLC ADR GB	21,400	631,514

Total Common Stocks		22,515,850

	Shares or
	Principal
	Amount	Value
Repurchase Agreements (0.3%)
CS First Boston, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $45,338, collateralized by U.S. Government Agency Mortgages with a market value of $46,241	$45,334	$45,334
Nomura Securities, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $28,421, collateralized by U.S. Government Agency Mortgages with a market value of $28,987	28,419	28,419

Total Repurchase Agreements		73,753

Total Investments (Cost $23,006,924) (a) — 95.4%		22,589,603

Other assets in excess of liabilities — 4.6%		1,077,950

NET ASSETS — 100.0%		$23,667,553

*	Denotes a non-income producing security.

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

GB	United Kingdom

GR	Greece
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
Gartmore NVIT Emerging Markets Fund

	Shares	Value
Common Stocks (89.7%)
Argentina (0.7%)
Energy Equipment & Services (0.7%)
Tenaris SA ADR	53,500	$2,666,975

Bermuda (0.9%)
Commercial Bank (0.9%)
Credicorp Ltd.	53,989	3,873,171

Brazil (16.6%)
Beverages (1.0%)
Cia de Bebidas das Americas Preferred Shares ADR	51,941	3,924,143

Commercial Banks (2.3%)
Banco Bradesco SA, Preferred Shares	187,778	5,219,029
Unibanco — Uniao de Bancos Brasileiros SA GDR	37,700	4,397,328

		9,616,357

Diversified Telecommunication Services (1.3%)
Brasil Telecom Participacoes SA ADR	79,400	5,197,524

Electric Utility (1.5%)
MPX Energia SA*	11,900	6,207,811

Metals & Mining (3.6%)
Companhia Vale do Rio Doce, Preferred Shares, Class A	447,416	12,909,763
Usinas Siderurgicas de Minas Gerais SA, Preferred Shares, Class A	35,200	1,971,320

		14,881,083

Multiline Retail (1.7%)
Lojas Renner SA	365,400	6,799,690

Oil, Gas & Consumable Fuels (4.2%)
Petroleo Brasileiro SA ADR	23,500	2,399,585
Petroleo Brasileiro SA, Preferred Shares ADR	173,638	14,705,402

		17,104,987

Transportation Infrastructure (1.0%)
Companhia de Concessoes Rodoviarias	284,639	4,219,278

		67,950,873

China (7.4%)
Commercial Bank (2.0%)(a) (b)
China Construction Bank Corp., Class H	10,525,000	7,950,381

Construction Materials (1.2%)(a) (b)
Anhui Conch Cement Co. Ltd.	722,000	5,015,617

Electrical Equipment (0.5%)
Suntech Power Holdings Co. Ltd. ADR*	53,400	2,165,904

Insurance (0.8%)(a) (b)
Ping An Insurance (Group) Co. of China Ltd.	437,500	3,142,877

Internet Software & Services (0.3%)(b) (c)
Alibaba.com Ltd.*	597,500	1,237,626

Media (0.6%)
Focus Media Holding Ltd. ADR*	69,200	2,432,380

Oil, Gas & Consumable Fuels (1.7%)(a) (b)
China Shenhua Energy Co. Ltd.	932,000	3,774,418
PetroChina Co. Ltd.	2,523,000	3,159,047

		6,933,465

Textiles, Apparel & Luxury Goods (0.3%)(a)
China Dongxiang Group Co.*	2,468,243	1,332,293

		30,210,543

Czech Republic (2.2%)(a)
Electric Utility (2.2%)
CEZ AS*	115,729	8,874,004

Hong Kong (7.8%)(a)
Chemicals (0.8%)(b)
Sinofert Holdings Ltd.	3,309,800	3,086,523

Independent Power Producers & Energy Traders (1.0%)
China Resources Power Holdings Co.	2,094,300	4,163,968

Marine (1.2%)(b)
Pacific Basin Shipping Ltd.	3,033,000	5,044,876

Oil, Gas & Consumable Fuels (0.8%)
CNOOC Ltd.	2,325,000	3,425,305

Real Estate Management & Development (1.1%)
Agile Property Holdings Ltd.	2,000	2,136
Shimao Property Holdings Ltd.	2,423,700	4,415,462

		4,417,598

Wireless Telecommunication Services (2.9%)
China Mobile Ltd.	776,300	11,664,057

		31,802,327

India (0.8%)
IT Services (0.8%)
Satyam Computer Services Ltd. ADR	148,740	3,360,037

Indonesia (1.9%)(a)
Automobiles (1.2%)
PT Astra International Tbk	1,875,000	4,980,582

Commercial Bank (0.7%)
Bank Central Asia Tbk PT	8,135,500	2,894,063

		7,874,645

Israel (1.7%)
Chemicals (0.7%)(a)
Makhteshim-Agan Industries Ltd.	402,617	2,954,599

Pharmaceutical (1.0%)
Teva Pharmaceutical Industries Ltd. ADR	88,200	4,073,958

		7,028,557

Kazakhstan (1.2%)(a)
Oil, Gas & Consumable Fuels (1.2%)
KazMunaiGas Exploration Production GDR	194,850	4,883,776

Malaysia (2.0%)(a)
Commercial Bank (1.1%)
Bumiputra Commerce Holdings Bhd	1,458,800	4,567,490

Diversified Telecommunication Services (0.8%)
Telekom Malaysia Bhd	993,400	3,308,428

Food Products (0.1%)
IOI Corp. Bhd	182,640	407,516

		8,283,434

Mexico (5.8%)
Commercial Bank (1.1%)(b)
Grupo Financiero Banorte SAB de CV	1,025,319	4,455,982

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Gartmore NVIT Emerging Markets Fund

	Shares	Value
Common Stocks (continued)
Mexico (continued)
Food & Staples Retailing (0.7%)(b)
Wal-Mart de Mexico SAB de CV, Series V	702,307	$2,961,778

Metals & Mining (2.0%)
Grupo Mexico SAB de CV, Series B	679,339	4,512,500
Industrias CH SAB de CV, Series B*	857,500	3,404,344

		7,916,844

Wireless Telecommunication Services (2.0%)
America Movil SA de CV, Series L ADR	129,766	8,264,797

		23,599,401

Morocco (0.2%)(a)
Real Estate Management & Development (0.2%)
Compagnie Generale Immobiliere*	3,289	1,018,067

Poland (0.7%)(a)
Diversified Telecommunication Services (0.7%)
Telekomunikacja Polska SA	292,697	2,918,068

Republic of Korea (11.8%)(a)
Building Products (0.5%)
KCC Corp.	4,976	2,308,590

Chemicals (1.0%)
LG Chem Ltd.	53,656	4,025,300

Commercial Banks (1.8%)
Industrial Bank of Korea	303,700	4,501,515
Shinhan Financial Group Co. Ltd.	53,300	2,816,496

		7,318,011

Construction & Engineering (0.8%)
Hyundai Development Co.	48,888	3,362,250

Insurance (1.1%)
Samsung Fire & Marine Insurance Co. Ltd.*	21,724	4,504,895

Machinery (1.8%)
Hanjin Heavy Industries & Construction Co. Ltd.	64,663	4,102,775
Hyundai Heavy Industries	8,514	3,204,368

		7,307,143

Metals & Mining (1.7%)
POSCO	14,338	6,865,303

Semiconductors & Semiconductor Equipment (3.1%)
Samsung Electronics Co. Ltd.	13,654	8,636,321
Samsung Electronics Co. Ltd. GDR	17,697	3,933,158

		12,569,479

		48,260,971

Russian Federation (11.9%)
Automobiles (1.5%)(a)
Severstal-Avto*	97,606	5,920,495

Chemicals (0.9%)(a)
Uralkali GDR*	84,974	3,477,774

Commercial Bank (1.8%)(a)
Sberbank	2,292,900	7,197,299

Metals & Mining (1.6%)
Chelyabinsk Zinc Plant*(a)	44,200	450,840
MMC Norilsk Nickel ADR	216,500	6,094,475

		6,545,315

Oil, Gas & Consumable Fuels (4.1%)(a)
Gazprom OAO ADR	331,293	16,895,943

Transportation Infrastructure (0.2%)
Novorossiysk Commercial Sea Port GDR*	64,792	978,359

Wireless Telecommunication Services (1.8%)
Mobile Telesystems OJSC ADR	98,701	7,486,471

		48,501,656

South Africa (4.8%)(a)
Commercial Bank (0.7%)
ABSA Group Ltd.	225,465	2,829,132

Industrial Conglomerate (1.0%)
Barloworld Ltd.	290,900	3,877,565

Metals & Mining (1.0%)
Impala Platinum Holdings Ltd.	108,940	4,217,095

Oil, Gas & Consumable Fuels (0.7%)
Sasol Ltd.	62,284	3,003,349

Wireless Telecommunication Services (1.4%)
MTN Group Ltd.	371,776	5,658,504

		19,585,645

Taiwan (7.1%)
Chemicals (0.8%)(a)
Nan Ya Plastics Corp.	1,293,900	3,231,223

Computers & Peripherals (1.0%)
InnoLux Display Corp.(a)	367,000	981,147
InnoLux Display Corp. GDR*	562,200	2,957,172

		3,938,319

Construction Materials (0.9%)(a)
Taiwan Cement Corp.	1,834,198	3,589,226

Electronic Equipment & Instruments (1.0%)(a)
Delta Electronics, Inc.	210	622
HON HAI Precision Industry Co. Ltd.	691,080	3,979,799

		3,980,421

Insurance (0.0%)(a)
Shin Kong Financial Holding Co. Ltd.	239,732	181,382

Semiconductors & Semiconductor Equipment (3.4%)
Advanced Semiconductor Engineering, Inc.(a)	4,266,070	4,183,597
Taiwan Semiconductor Manufacturing Co. Ltd.(a)	3,584,112	7,419,310
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	222,911	2,289,296

		13,892,203

		28,812,774

Thailand (2.8%)
Oil, Gas & Consumable Fuels (2.8%)
Banpu PCL	584,064	7,766,402
PTT Exploration & Production PCL NVDR(a)	739,300	3,567,141

		11,333,543

Turkey (1.4%)(a)
Commercial Bank (0.7%)
Turkiye Vakiflar Bankasi Tao, Class D	1,504,209	2,753,191

Wireless Telecommunication Services (0.7%)
Turkcell Iletisim Hizmet AS*	358,250	2,969,485

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Gartmore NVIT Emerging Markets Fund

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Turkey(a) (continued)
		5,722,676

Total Common Stocks		366,561,143

Equity-Linked Notes (7.6%)
Egypt (0.5%)
Real Estate Management & Development (0.5%)
Talaat Moustafa Group 0.00%, 11/24/08	1,020,600	$2,173,878

		2,173,878

India (5.3%)
Diversified Financial Services (0.3%)
Reliance Capital Ltd. 0.00%, 03/09/09	39,482	1,209,334
Electric Utilities (0.5%)
Tata Power Co. Ltd. 0.00%, 03/28/12	73,347	2,141,732
Industrial Conglomerates (0.1%)
Max India Ltd. 0.00%, 07/12/10	50,799	185,924
Metals & Mining (0.6%)
Tata Steel Ltd. 0.00%, 05/20/10	148,422	2,569,185
Oil, Gas & Consumable Fuels (2.2%)
Reliance Industries Ltd. 0.00%, 03/09/09	158,403	8,946,601
Real Estate Management & Development (0.6%)
Unitech Ltd. 0.00%, 07/02/10	351,318	2,417,068
Wireless Telecommunication Services (1.0%)
Bharti Airtel Ltd. 0.00%, 01/24/17	206,486	4,253,612

		21,723,456

Malaysia (1.2%)
Food Products (1.2%)
IOI Corp. 0.00%, 04/10/08	2,122,050	4,710,951

		4,710,951

United Arab Emirates (0.6%)
Commercial Bank (0.6%)
Union National Bank 0.00%, 01/05/10	1,052,012	2,272,347

		2,272,347

Total Equity-Linked Notes		30,880,632

Repurchase Agreements (2.5%)
CS First Boston, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $6,324,469, collateralized by U.S. Government Agency Mortgages with a market value of $6,450,492	$6,324,012	6,324,012
Nomura Securities, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $3,964,595, collateralized by U.S. Government Agency Mortgages with a market value of $4,043,595	3,964,309	3,964,309

Total Repurchase Agreements		10,288,321

	Principal
	Amount	Value
Securities Purchased With Collateral For Securities On Loan (5.4%)
Repurchase Agreement (5.4%)
Barclays Capital, 2.50%, dated 03/31/08, due 04/01/08, repurchase price $21,896,010, collateralized by U.S. Government Agency Mortgages with a market value of $22,332,379	$21,894,489	$21,894,489

Total Securities Purchased With Collateral For Securities On Loan		21,894,489

Total Investments
(Cost $361,308,734) (d) — 105.2%		429,624,585
Liabilities in excess of other assets — (5.2)%		(21,049,057)

NET ASSETS — 100.0%		$408,575,528

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	All or a part of the security was on loan as of March 31, 2008.

(c)	Illiquid security.

(d)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non Voting Depositary Receipt
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
Gartmore NVIT International Growth Fund

	Shares	Value
Common Stocks (99.8%)
Australia (4.5%)(a)
Biotechnology (2.2%)
CSL Ltd.	72,170	$2,445,914

IT Services (1.6%)
Computershare Ltd.	225,990	1,810,925

Metals & Mining (0.7%)
MacArthur Coal Ltd.	63,900	764,586

		5,021,425

Brazil (6.1%)
Commercial Bank (1.6%)
Unibanco — Uniao de Bancos Brasileiros SA GDR	15,000	1,749,600

Metals & Mining (2.5%)
Companhia Vale do Rio Doce ADR	96,060	2,800,149

Oil, Gas & Consumable Fuels (2.0%)
Petroleo Brasileiro SA ADR	26,810	2,270,539

		6,820,288

Canada (3.6%)
Chemicals (2.8%)
Agrium, Inc.	32,270	2,004,289
Potash Corp. of Saskatchewan, Inc.	7,270	1,128,377

		3,132,666

Metals & Mining (0.8%)
HudBay Minerals, Inc.	55,170	876,312

		4,008,978

China (1.1%)(a) (b)
Construction & Engineering (1.1%)
China Communications Construction Co. Ltd.	528,000	1,182,495

Finland (2.3%)(a)
Communications Equipment (2.3%)
Nokia OYJ	81,330	2,567,389

France (8.5%)
Commercial Banks (1.1%)
Societe Generale*	2,675	257,378
Societe Generale(a)	9,660	945,136

		1,202,514

Diversified Telecommunication Services (2.2%)(a)
France Telecom SA	74,070	2,488,186

Electrical Equipment (1.6%)(a)
Alstom	8,410	1,821,651

Machinery (1.6%)(a)
Vallourec SA	7,380	1,789,799

Oil, Gas & Consumable Fuels (2.0%)(a)
Total SA	29,350	2,174,168

		9,476,318

Germany (6.0%)(a)
Automobiles (3.1%)
Volkswagen AG	11,830	3,431,759

Electric Utility (1.5%)
E. ON AG	9,250	1,725,056

Machinery (1.4%)
MAN AG	11,260	1,502,540

		6,659,355

Hong Kong (5.5%)
Marine (1.1%)(a)
Pacific Basin Shipping Ltd.	716,000	1,190,943

Real Estate Management & Development (2.4%)(a)
Cheung Kong Holdings Ltd.	76,000	1,094,197
New World Development Co. Ltd.	649,000	1,596,462

		2,690,659

Wireless Telecommunication Services (2.0%)
China Mobile Ltd. ADR	30,570	2,293,056

		6,174,658

Israel (1.8%)
Pharmaceutical (1.8%)
Teva Pharmaceutical Industries Ltd. ADR	42,940	1,983,399

Italy (1.4%)(a)
Automobiles (1.4%)
Fiat SpA	69,630	1,613,257

Japan (6.4%)(a)
Automobiles (1.1%)
Suzuki Motor Corp.	48,500	1,233,880

Marine (1.1%)
Mitsui OSK Lines Ltd.	103,000	1,260,366

Software (2.2%)
Nintendo Co. Ltd.	4,600	2,407,224

Tobacco (2.0%)
Japan Tobacco, Inc.	445	2,226,557

		7,128,027

Kazakhstan (0.6%)(a)
Oil, Gas & Consumable Fuels (0.6%)
KazMunaiGas Exploration Production GDR	28,300	709,319

Luxembourg (2.5%)
Metals & Mining (2.5%)
ArcelorMittal	34,130	2,795,183

Mexico (1.1%)
Commercial Bank (1.1%)
Grupo Financiero Banorte SAB de CV	278,580	1,210,694

Netherlands (1.2%)
Machinery (1.2%)
CNH Global NV	26,300	1,368,389

Norway (1.0%)(a)
Chemicals (1.0%)
Yara International ASA	20,100	1,169,436

Peru (0.7%)
Metals & Mining (0.7%)
Cia de Minas Buenaventura SA ADR	10,910	747,335

Portugal (1.0%)(a)
Oil, Gas & Consumable Fuels (1.0%)
Galp Energia SGPS SA, B Shares*	48,320	1,154,934

Russian Federation (0.9%)
Specialty Retail (0.9%)
M Video*	134,000	1,011,700

South Africa (1.7%)(a)
Wireless Telecommunication Services (1.7%)
MTN Group Ltd.	125,730	1,913,635

Spain (2.1%)(a)
Diversified Telecommunication Services (2.1%)
Telefonica SA	82,060	2,357,537

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Gartmore NVIT International Growth Fund

	Shares	Value
Common Stocks (continued)
Switzerland (10.0%)(a)
Capital Markets (1.6%)
Julius Baer Holding AG	23,800	$1,757,141

Chemicals (2.4%)
Syngenta AG	9,140	2,670,740

Electrical Equipment (1.3%)
ABB Ltd.	55,070	1,484,555

Food Products (2.7%)
Nestle SA	6,110	3,054,654

Insurance (2.0%)
Zurich Financial Services AG	7,000	2,206,904

		11,173,994

United Kingdom (24.1%)
Aerospace & Defense (0.0%)
Rolls-Royce Group PLC, B Shares	4,344	9

Airline (0.8%)(a)
British Airways PLC*	182,170	847,259

Commercial Banks (4.6%)
Barclays PLC(a)	117,520	1,060,100
HSBC Holdings PLC(a)	99,500	1,638,950
Standard Chartered PLC	2,640	90,265
Standard Chartered PLC	67,600	2,311,339

		5,100,654

Independent Power Producers & Energy Traders (1.8%)(a)
International Power PLC	254,160	2,009,377

Metals & Mining (5.7%)(a)
Anglo American PLC	25,870	1,550,492
BHP Billiton PLC	57,250	1,686,023
Rio Tinto PLC	14,580	1,515,060
Xstrata PLC	23,970	1,678,677

		6,430,252

Oil, Gas & Consumable Fuels (4.1%)(a)
BG Group PLC	117,790	2,729,015
Royal Dutch Shell PLC, Class A	55,460	1,912,597

		4,641,612

Tobacco (3.5%)(a)
British American Tobacco PLC	61,930	2,325,794
Imperial Tobacco Group PLC	35,050	1,613,805

		3,939,599

Water Utility (1.5%)(a)
Pennon Group PLC	126,697	1,628,132

Wireless Telecommunication Services (2.1%)(a)
Vodafone Group PLC	805,940	2,395,298

		26,992,192

United States (5.7%)
Chemicals (0.9%)
Mosaic Co. (The)*	8,940	917,244

Energy Equipment & Services (1.2%)
Transocean, Inc.*	9,990	1,350,646

Metals & Mining (2.0%)
Alcoa, Inc.	32,560	1,174,113
Freeport-McMoRan Copper & Gold, Inc.	11,250	1,082,475

		2,256,588

Oil, Gas & Consumable Fuels (1.6%)
Apache Corp.	14,980	1,809,884

		6,334,362

Total Common Stocks		111,574,299

	Princpal
	Amount	Value
Securities Purchased With Collateral For Securities On Loan (0.5%)
Repurchase Agreement (0.5%)
Barclays Capital, 2.50%, dated 03/31/08, due 04/01/08, repurchase price $600,042, collateralized by U.S. Government Agency Mortgages with a market value of $612,000	$600,000	$600,000

Total Securities Purchased With Collateral For Securities On Loan		600,000

Total Investments (Cost $99,684,913) (c) — 100.3%		112,174,299

Liabilities in excess of other assets — (0.3)%		(316,037)

NET ASSETS — 100.0%		$111,858,262

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	All or a part of the security was on loan as of March 31, 2008.

(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
NVIT International Value Fund

	Shares	Value
Common Stocks (96.7%)
Australia (1.1%)(a)
Airline (0.2%)
Qantas Airways Ltd.	155,100	$558,576

Commercial Bank (0.6%)
Australia & New Zealand Banking Group Ltd.	102,990	2,136,639

Metals & Mining (0.3%)
BHP Billiton Ltd.	34,700	1,140,029

Transportation Infrastructure (0.0%)
Macquarie Airports	11,972	35,577

		3,870,821

Austria (0.4%)(a)
Metals & Mining (0.4%)
Voestalpine AG	20,600	1,432,430

Belgium (0.7%)(a)
Diversified Financial Services (0.7%)
Fortis	98,900	2,484,852
Fortis — STRIP VVPR*	65,592	1,036

		2,485,888

Brazil (0.6%)
Commercial Banks (0.2%)
Banco do Brasil SA	24,300	320,305
Unibanco — Uniao de Bancos Brasileiros SA	1,900	221,616

		541,921

Metals & Mining (0.4%)
Companhia Vale do Rio Doce ADR	21,300	620,895
Gerdau SA	6,700	204,819
Usinas Siderurgicas de Minas Gerais SA, Preferred Shares, Class A	13,050	730,845

		1,556,559

		2,098,480

Canada (1.6%)
Chemicals (0.2%)
Methanex Corp.	21,100	555,155

Commercial Banks (0.3%)
Canadian Imperial Bank of Commerce	14,800	953,303
Royal Bank of Canada	6,000	280,355

		1,233,658

Diversified Financial Services (0.2%)
Onex Corp.	24,900	726,715

Insurance (0.2%)
Fairfax Financial Holdings Ltd.	2,300	669,918
Sun Life Financial, Inc.	4,200	196,412

		866,330

Metals & Mining (0.3%)
HudBay Minerals, Inc.	24,000	381,212
Inmet Mining Corp.	6,900	504,288

		885,500

Multi-Utility (0.1%)
Atco Ltd., Class A	9,500	440,840

Oil, Gas & Consumable Fuels (0.3%)
Petro-Canada	27,100	1,180,971

		5,889,169

China (0.4%)(a)
Commercial Bank (0.2%)
China Merchants Bank Co. Ltd.	254,000	892,204

Diversified Telecommunication Services (0.1%)
China Telecom Corp. Ltd.	382,000	241,012

Oil, Gas & Consumable Fuels (0.1%)
China Petroleum & Chemical Corp.	474,000	410,050

		1,543,266

Cyprus (0.3%)(a)
Commercial Bank (0.3%)
Marfin Popular Bank PCL	116,500	950,162

Finland (1.1%)(a)
Communications Equipment (0.7%)
Nokia OYJ	75,315	2,377,511

Paper & Forest Products (0.4%)
Stora Enso OYJ, Class R	138,500	1,601,463

		3,978,974

France (15.2%)
Auto Components (1.1%)(a)
Compagnie Generale des Etablissements Michelin, Class B	36,149	3,785,378

Automobiles (0.7%)(a)
Renault SA	23,200	2,567,782

Chemicals (0.3%)(a)
Arkema	15,600	874,312

Commercial Banks (3.5%)
BNP Paribas(a)	33,900	3,417,903
Credit Agricole SA(a)	88,500	2,735,982
Societe Generale*	7,627	733,840
Societe Generale(a)	55,631	5,442,946

		12,330,671

Construction Materials (0.5%)(a)
Lafarge SA	10,800	1,876,494

Diversified Telecommunication Services (0.4%)(a)
France Telecom SA	45,100	1,515,015

Electrical Equipment (0.4%)(a)
Alstom	6,553	1,419,415

Energy Equipment & Services (0.4%)(a)
Compagnie Generale de Geophysique-Veritass SA*	6,200	1,542,081

Hotels, Restaurants & Leisure (0.4%)(a)
Sodexho Alliance SA	24,500	1,505,875

Insurance (0.5%)(a)
AXA SA	48,284	1,746,131

Machinery (0.4%)(a)
Vallourec SA	5,400	1,309,609

Media (1.2%)(a)
Lagardere SCA	29,000	2,173,002
Vivendi Universal SA*	52,676	2,060,295

		4,233,297

Metals & Mining (1.1%)(a)
ArcelorMittal	48,264	3,947,120

Multi-Utility (0.8%)(a)
Suez SA	45,324	2,970,590

Oil, Gas & Consumable Fuels (2.1%)(a)
Total SA	101,594	7,525,807

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT International Value Fund

	Shares	Value
Common Stocks (continued)
France (continued)
Pharmaceutical (1.4%)(a)
Sanofi-Aventis SA	68,295	$5,121,855

		54,271,432

Germany (12.9%)(a)
Airline (0.5%)
Deutsche Lufthansa AG	68,400	1,857,563

Automobiles (1.2%)
Daimler AG	51,776	4,431,775

Capital Markets (0.7%)
Deutsche Bank AG	23,300	2,644,076

Chemicals (2.4%)
BASF SE	31,800	4,293,526
Bayer AG	30,900	2,476,703
Lanxess	44,800	1,806,179

		8,576,408

Construction & Engineering (0.2%)
Bilfinger Berger AG	7,700	661,157

Diversified Telecommunication Services (0.5%)
Deutsche Telekom AG	102,100	1,704,217

Electric Utility (2.0%)
E. ON AG	37,875	7,063,406

Food Products (0.2%)
Suedzucker AG	29,300	649,496

Insurance (4.3%)
Allianz SE	48,487	9,609,641
Muenchener Rueckversicherungs AG	28,100	5,511,212

		15,120,853

Multi-Utility (0.6%)
RWE AG	16,190	1,999,601

Pharmaceutical (0.1%)
Merck KGAA	2,700	335,189

Semiconductors & Semiconductor Equipment (0.2%)
Infineon Technologies AG*	114,500	805,382

		45,849,123

Greece (0.8%)(a)
Commercial Bank (0.4%)
National Bank of Greece SA	29,900	1,574,007

Metals & Mining (0.4%)
Sidenor Steel Products Manufacturing Co. SA	98,900	1,250,317

		2,824,324

Hong Kong (0.4%)(a)
Diversified Telecommunication Services (0.1%)
China Netcom Group Corp. Ltd.	105,000	303,276

Real Estate Management & Development (0.3%)(b)
Sun Hung Kai Properties Ltd.	68,000	1,073,909

		1,377,185

Israel (0.6%)(a)
Chemicals (0.4%)
Makhteshim-Agan Industries Ltd.	222,700	1,634,281

Commercial Bank (0.1%)
Bank Hapoalim BM	53,300	207,191

Wireless Telecommunication Services (0.1%)
Partner Communications	10,130	228,480

		2,069,952

Italy (2.1%)(a)
Commercial Bank (1.2%)
Intesa Sanpaolo SpA	601,100	4,240,440

Oil, Gas & Consumable Fuels (0.9%)
ENI SpA	91,100	3,100,699

		7,341,139

Japan (21.2%)(a)
Airline (0.4%)
All Nippon Airways Co. Ltd.	335,000	1,480,590

Auto Components (0.2%)
Aisin Seiki Co. Ltd.	20,300	765,743

Automobiles (3.2%)
Honda Motor Co. Ltd.	168,600	4,870,939
Nissan Motor Co. Ltd.	307,100	2,575,180
Toyota Motor Corp.	78,900	3,987,445

		11,433,564

Beverages (0.5%)
Kirin Holdings Co. Ltd.	101,000	1,925,657

Building Products (0.3%)
Nippon Sheet Glass Co. Ltd.	208,000	933,658

Capital Markets (0.7%)
Daiwa Securities Group, Inc.	270,000	2,358,452

Chemicals (0.7%)
Dainippon Ink & Chemicals, Inc.	140,000	442,981
Mitsubishi Chemical Holdings Corp.	242,000	1,612,140
Tosoh Corp.	110,000	382,332

		2,437,453

Commercial Banks (3.5%)
Fukuoka Financial Group, Inc.	267,000	1,400,453
Mitsubishi UFJ Financial Group, Inc.	806,900	7,060,038
Sumitomo Mitsui Financial Group, Inc.	585	3,886,827

		12,347,318

Computers & Peripherals (1.1%)
Fujitsu Ltd.	322,000	2,129,957
Toshiba Corp.	272,000	1,828,403

		3,958,360

Consumer Finance (0.5%)
ORIX Corp.	12,880	1,776,719

Diversified Telecommunication Services (0.6%)
Nippon Telegraph & Telephone Corp.	464	2,010,267

Electric Utilities (1.0%)
Kyushu Electric Power Co., Inc.	54,500	1,337,534
Tokyo Electric Power Co., Inc. (The)	84,700	2,278,859

		3,616,393

Electrical Equipment (0.5%)
Mitsubishi Electric Corp.	198,000	1,729,433

Electronic Equipment & Instruments (0.5%)
Alps Electric Co. Ltd.	52,500	525,748
Hitachi Ltd.	197,000	1,176,478

		1,702,226

Household Durables (0.6%)
Sharp Corp.	124,000	2,128,753

Household Products (0.3%)
Kao Corp.	36,000	1,024,551

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT International Value Fund

	Shares	Value
Common Stocks (continued)
Japan(a) (continued)
Leisure Equipment & Products (0.2%)
Namco Bandai Holdings, Inc.	63,700	$867,237

Machinery (0.4%)
Kubota Corp.	260,000	1,621,177

Marine (0.6%)
Mitsui OSK Lines Ltd.	168,000	2,055,743

Metals & Mining (1.8%)
JFE Holdings, Inc.	91,400	4,089,215
Nippon Steel Corp.	369,000	1,887,006
Yamato Kogyo Co. Ltd.	14,400	586,890

		6,563,111

Oil, Gas & Consumable Fuels (0.3%)
Nippon Mining Holdings, Inc.	184,000	989,084

Road & Rail (0.4%)
Central Japan Railway Co.	137	1,423,697

Tobacco (0.9%)
Japan Tobacco, Inc.	660	3,302,309

Trading Companies & Distributors (2.0%)
Marubeni Corp.	157,000	1,155,455
Mitsubishi Corp.	191,300	5,854,195

		7,009,650

		75,461,145

Luxembourg (0.1%)
Energy Equipment & Services (0.1%)
Tenaris SA ADR	5,700	284,145

Netherlands (4.6%)(a)
Construction & Engineering (0.2%)
Koninklijke BAM Groep NV	26,500	627,096

Diversified Financial Services (2.3%)
ING Groep NV CVA	221,362	8,274,955

Diversified Telecommunication Services (0.8%)
Royal KPN NV	167,400	2,825,725

Food & Staples Retailing (0.6%)
Koninklijke Ahold NV*	150,300	2,230,955

Industrial Conglomerate (0.7%)
Koninklijke Philips Electronics NV	62,987	2,410,911

		16,369,642

Norway (0.7%)(a)
Oil, Gas & Consumable Fuels (0.7%)
StatoilHydro ASA	79,900	2,398,042

Philippines (0.1%)(a)
Wireless Telecommunication Services (0.1%)
Philippine Long Distance Telephone Co.	4,200	280,910

Republic of Korea (1.8%)(a)
Auto Components (0.1%)
Hyundai Mobis	3,000	234,739

Automobiles (0.2%)
Hyundai Motor Co.	7,800	623,057

Commercial Banks (0.7%)
Hana Financial Group, Inc.	42,240	1,731,729
Woori Finance Holdings Co. Ltd.	46,100	807,388

		2,539,117

Semiconductors & Semiconductor Equipment (0.8%)
Hynix Semiconductor, Inc.*	25,900	730,518
Samsung Electronics Co. Ltd.	2,832	1,791,274
Samsung Electronics Co. Ltd., Preferred Stock	1,200	543,907

		3,065,699

		6,462,612

Russian Federation (0.3%)(a)
Metals & Mining (0.1%)
JSC MMC Norilsk Nickel ADR	17,000	479,490

Oil, Gas & Consumable Fuels (0.2%)
LUKOIL ADR	7,300	625,643

		1,105,133

Singapore (0.6%)(a)
Diversified Telecommunication Services (0.4%)(b)
Singapore Telecommunications Ltd.	467,000	1,337,088

Marine (0.2%)
Neptune Orient Lines Ltd.	302,000	720,821

		2,057,909

South Africa (0.3%)(a)
Commercial Bank (0.1%)
Standard Bank Group Ltd.	20,978	228,711

Industrial Conglomerate (0.1%)
Bidvest Group Ltd.	13,700	189,627

Insurance (0.1%)
Sanlam Ltd.	222,100	524,311

		942,649

Spain (2.7%)(a)
Commercial Bank (1.8%)
Banco Santander SA	318,733	6,349,218

Electric Utility (0.4%)
Iberdrola SA	106,506	1,647,068

Oil, Gas & Consumable Fuels (0.5%)
Repsol YPF SA	52,700	1,815,407

		9,811,693

Sweden (2.0%)(a)
Commercial Bank (0.4%)
Nordea Bank AB	85,800	1,392,116

Construction & Engineering (0.6%)
Skanska AB	109,400	2,194,325

Diversified Telecommunication Services (0.2%)
Tele2 AB	41,400	783,397

Household Durables (0.3%)
Electrolux AB, Class B	60,900	1,003,177

Paper & Forest Products (0.5%)
Svenska Cellulosa AB, Class B	99,000	1,805,628

		7,178,643

Switzerland (2.4%)(a)
Capital Markets (1.9%)
Credit Suisse Group	134,107	6,829,823

Pharmaceutical (0.5%)
Novartis AG	37,280	1,913,372

		8,743,195

Taiwan (1.9%)
Diversified Telecommunication Services (0.6%)
Chunghwa Telecom Co. Ltd. ADR	77,704	2,021,858

Electronic Equipment & Instruments (0.3%)(a)
HON HAI Precision GDR	106,000	1,199,830

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT International Value Fund

	Shares	Value
Common Stocks (continued)
Taiwan (continued)
Metals & Mining (0.1%)(a)
China Steel Corp.	206,000	$327,797

Semiconductors & Semiconductor Equipment (0.9%)
Powerchip Semiconductor Corp.(a)	939,000	352,999
Siliconware Precision Industries Co.(a)	154,000	259,615
Taiwan Semiconductor Manufacturing Co. Ltd. ADR TW	166,949	1,714,566
United Microelectronics Corp.(a)	1,452,000	884,794

		3,211,974

		6,761,459

Thailand (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
PTT PCL	55,300	558,277

United Kingdom (19.6%)(a)
Aerospace & Defense (1.2%)
BAE Systems PLC	455,600	4,392,756

Commercial Banks (5.3%)
Barclays PLC	659,035	5,944,883
HBOS PLC	234,270	2,605,916
HSBC Holdings PLC	365,119	6,014,190
Royal Bank of Scotland Group PLC	656,274	4,395,954

		18,960,943

Commercial Services & Supplies (0.2%)
Rentokil Initial PLC	438,249	846,689

Food Products (0.6%)
Associated British Foods PLC	116,000	2,014,647

Hotels, Restaurants & Leisure (0.7%)
Punch Taverns PLC	85,000	908,886
TUI Travel PLC	292,600	1,497,352

		2,406,238

Insurance (0.3%)
Royal & Sun Alliance Insurance Group	463,500	1,183,936

Internet & Catalog Retail (0.2%)
Home Retail Group PLC	117,100	607,753

Media (0.5%)
ITV PLC	862,100	1,084,436
Trinity Mirror PLC	138,600	812,950

		1,897,386

Metals & Mining (1.3%)
BHP Billiton PLC	41,100	1,210,403
Vedanta Resources PLC	41,303	1,721,002
Xstrata PLC	22,270	1,559,622

		4,491,027

Oil, Gas & Consumable Fuels (4.8%)
BP PLC	639,600	6,479,414
Royal Dutch Shell PLC, Class A	173,147	5,961,037
Royal Dutch Shell PLC, Class A	135,500	4,672,862

		17,113,313

Pharmaceutical (0.9%)
GlaxoSmithKline PLC	144,000	3,045,539

Tobacco (1.0%)
British American Tobacco PLC	44,300	1,663,695
Imperial Tobacco Group PLC	44,100	2,030,494

		3,694,189

Wireless Telecommunication Services (2.6%)
Vodafone Group PLC	3,124,580	9,286,426

		69,940,842

Total Common Stocks		344,338,641

Mutual Funds (1.8%)
United States (1.8%)
AIM Liquid Assets Portfolio	6,285,224	6,285,224

U.S. Government Sponsored & Agency Obligation (0.1%)(c)
United States (0.1%)
U.S. Treasury Bill, 1.45%, 06/12/08	220,000	219,470

	Shares or
	Princpal
	Amount	Value
Repurchase Agreements (0.6%)
CS First Boston, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $1,363,641, collateralized by U.S. Government Agency Mortgages with a market value of $1,390,813	$1,363,542	$1,363,542
Nomura Securities, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $854,820, collateralized by U.S. Government Agency Mortgages with a market value of $871,854	854,759	854,759

Total Repurchase Agreements		2,218,301

Securities Purchased With Collateral For Securities On Loan (4.4%)
Repurchase Agreement (4.4%)
Barclays Capital, 2.50%, dated 03/31/08, due 04/01/08, repurchase price $15,609,692, collateralized by U.S. Government Agency Mortgages with a market value of $15,920,780	15,608,608	15,608,608

Total Securities Purchased With Collateral For Securities On Loan		15,608,608

Total Investments (Cost $402,181,176) (d) — 103.6%		368,670,244

Liabilities in excess of other assets — (3.6)%		(12,699,799)

NET ASSETS — 100.0%		$355,970,445

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Illiquid security.

(c)	The rate reflected in the Statement of Investments is the effective yield as of March 31, 2008.

(d)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt
See accompanying notes to statements of investments

6

At March 31, 2008, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
	Date	Received/	Contract	Market	Appreciation/
Currency	Delivery	(Delivered)	Value	Value	(Depreciation)

Short Contract:
Australian Dollar	06/16/08	(7,540,000)	(6,835,387)	(6,816,488)	18,899
Australian Dollar	05/13/08	(3,090,907)	(2,872,509)	(2,808,227)	64,282
Canadian Dollar	06/16/08	(10,329,000)	(10,110,809)	(10,050,025)	60,784
Swiss Franc	06/16/08	(3,833,000)	(3,672,516)	(3,860,650)	(188,134)
Euro	06/16/08	(986,000)	(1,548,787)	(1,551,006)	(2,219)
Euro	05/13/08	(13,001,881)	(19,056,567)	(20,489,226)	(1,432,659)
British Pound	06/16/08	(10,969,000)	(21,956,099)	(21,633,320)	322,779
British Pound	05/13/08	(546,331)	(1,067,831)	(1,080,566)	(12,735)
Hong Kong Dollar	05/13/08	(6,947,194)	(893,817)	(893,902)	(85)
Japanese Yen	06/16/08	(3,057,113,000)	(30,165,667)	(30,812,031)	(646,364)
Japanese Yen	05/13/08	(654,163,842)	(6,276,272)	(6,581,554)	(305,282)
Singapore Dollars	05/13/08	(3,265,245)	(2,320,443)	(2,377,811)	(57,368)

Total Short Contracts			$(106,776,704)	$(108,954,806)	$(2,178,102)

Long Contracts:
Australian Dollar	06/16/08	6,507,000	5,937,714	5,882,611	(55,103)
Australian Dollar	05/13/08	12,476,424	11,049,778	11,335,391	285,613
Canadian Dollar	06/16/08	10,329,000	10,365,174	10,050,025	(315,149)
Swiss Franc	06/16/08	18,047,000	18,122,207	18,177,185	54,978
Swiss Franc	05/13/08	2,303,688	2,093,225	2,320,571	227,346
Euro	06/16/08	16,941,000	25,882,836	26,648,680	765,844
Euro	05/13/08	4,646,737	6,954,000	7,322,636	368,636
British Pound	05/13/08	968,381	1,900,829	1,915,322	14,493
Hong Kong Dollar	05/13/08	24,485,626	3,150,027	3,150,590	563
Japanese Yen	05/13/08	465,979,868	4,484,022	4,688,231	204,209
Norwegian Krone	06/16/08	36,885,000	7,096,613	7,196,215	99,602
Norwegian Krone	05/13/08	10,371,856	2,006,374	2,030,093	23,719
Swedish Krone	06/16/08	46,448,000	7,531,029	7,786,075	255,046
Swedish Krone	05/13/08	6,317,786	1,021,601	1,061,202	39,601
Singapore Dollars	05/13/08	1,734,888	1,230,023	1,263,377	33,354

Total Long Contracts			$108,825,452	$110,828,204	$2,002,751

7

As of March 31, 2008, the Fund’s open futures contracts were as follows:

				Market Value	Unrealized
	Number of			Covered by	Appreciation/
	Contracts	Long Contracts	Expiration	Contracts	Depreciation

Europe	18	DJ Euro Stoxx 50	06/20/08	$1,008,446	$18,929
Japan	5	Topix Index	06/30/08	609,823	13,678
United Kingdom	7	FTSE 100 Index	06/20/08	792,957	12,263

				$2,411,226	$44,870

Statement of Investments
March 31, 2008 (Unaudited)
Nationwide NVIT Investor Destinations Aggressive Fund

	Shares	Value
Mutual Funds (100.1%)(a)
Equity Funds (94.6%)
Nationwide International Index Fund, Institutional Class	16,019,052	$165,316,617
NVIT Mid Cap Index Fund, ID Class	5,907,307	102,905,282
NVIT S&P 500 Index Fund, ID Class	29,563,485	271,984,065
NVIT Small Cap Index Fund, ID Class	8,187,781	68,286,090
NVIT International Index Fund, ID Class	4,095,907	43,293,735

		651,785,789

Fixed Income Fund (5.5%)
Nationwide NVIT Bond Index Fund, ID Class	3,702,612	37,951,770

Total Investments (Cost $727,477,821) (b) — 100.1%		689,737,559

Liabilities in excess of other assets — (0.1)%		(368,641)

NET ASSETS — 100.0%		$689,368,918

(a)	Investment in affiliate.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
Nationwide NVIT Investor Destinations Moderately Aggressive Fund

	Shares or
	Principal
	Amount	Value
Mutual Funds (96.8%)(a)
Equity Funds (78.3%)
Nationwide International Index Fund, Institutional Class	40,232,641	$415,200,856
NVIT Mid Cap Index Fund, ID Class	18,058,466	314,578,479
NVIT S&P 500 Index Fund, ID Class	79,514,611	731,534,425
NVIT Small Cap Index Fund, ID Class	12,474,607	104,038,226
NVIT International Index Fund, ID Class	11,829,203	125,034,676

		1,690,386,662

Fixed Income Funds (16.2%)
Nationwide NVIT Bond Index Fund, ID Class	33,789,803	346,345,482
Nationwide NVIT Enhanced Income Fund, ID Class	346,434	3,495,522

		349,841,004

Money Market Fund (2.3%)
NVIT Money Market Fund, ID Class	49,086,428	49,086,428

Total Mutual Funds		2,089,314,094

Fixed Contract (3.2%)(b)
Nationwide Fixed Contract, 4.05%	$67,455,591	67,455,591

Repurchase Agreements (0.1%)
CS First Boston, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $1,323,166, collateralized by U.S. Government Agency Mortgages with a market value of $1,349,532	1,323,071	1,323,071
Nomura Securities, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $829,448, collateralized by U.S. Government Agency Mortgages with a market value of $845,976	829,388	829,388

Total Repurchase Agreements		2,152,459

Total Investments (Cost $2,245,197,607) (c) — 100.1%		2,158,922,144

Liabilities in excess of other assets — (0.1)%		(1,102,983)

NET ASSETS — 100.0%		$2,157,819,161

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
Nationwide NVIT Investor Destinations Moderate Fund

	Shares or
	Principal
	Amount	Value
Mutual Funds (89.6%)(a)
Equity Funds (57.9%)
Nationwide International Index Fund, Institutional Class	31,591,370	$326,022,941
NVIT Mid Cap Index Fund, ID Class	15,687,489	273,276,050
NVIT S&P 500 Index Fund, ID Class	88,695,506	815,998,651
NVIT Small Cap Index Fund, ID Class	16,233,011	135,383,313
NVIT International Index Fund, ID Class	9,669,789	102,209,674

		1,652,890,629

Fixed Income Funds (29.5%)
Nationwide NVIT Bond Index Fund, ID Class	72,991,652	748,164,430
Nationwide NVIT Enhanced Income Fund, ID Class	9,274,601	93,580,725

		841,745,155

Money Market Fund (2.2%)
NVIT Money Market Fund, ID Class	61,566,591	61,566,591

Total Mutual Funds		2,556,202,375

Fixed Contract (10.4%)(b)
Nationwide Fixed Contract, 4.05%	$297,426,677	297,426,677

Repurchase Agreements (0.0%)
CS First Boston, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $314,220, collateralized by U.S. Government Agency Mortgages with a market value of $320,481	314,197	314,197
Nomura Securities, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $196,974, collateralized by U.S. Government Agency Mortgages with a market value of $200,899	196,960	196,960

Total Repurchase Agreements		511,157

Total Investments (Cost $2,929,663,383) (c) — 100.0%		2,854,140,209

Liabilities in excess of other assets — 0.0%		(1,289,726)

NET ASSETS — 100.0%		$2,852,850,483

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
Nationwide NVIT Investor Destinations Moderately Conservative Fund

	Shares or
	Principal
	Amount	Value
Mutual Funds (87.4%)(a)
Equity Funds (39.1%)
Nationwide International Index Fund, Institutional Class	4,583,363	$47,300,310
NVIT Mid Cap Index Fund, ID Class	4,387,140	76,423,978
NVIT S&P 500 Index Fund, ID Class	16,576,894	152,507,423
NVIT International Index Fund, ID Class	3,396,278	35,898,657

		312,130,368

Fixed Income Funds (42.4%)
Nationwide NVIT Bond Index Fund, ID Class	27,475,388	281,622,723
Nationwide NVIT Enhanced Income Fund, ID Class	5,611,210	56,617,105

		338,239,828

Money Market Fund (5.9%)
NVIT Money Market Fund, ID Class	47,121,110	47,121,110

Total Mutual Funds		697,491,306

Fixed Contract (12.4%)(b)
Nationwide Fixed Contract, 4.05%	$99,145,947	99,145,947

Repurchase Agreements (0.2%)
CS First Boston, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $823,908, collateralized by U.S. Government Agency Mortgages with a market value of $840,326	823,849	823,849
Nomura Securities, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $516,480, collateralized by U.S. Government Agency Mortgages with a market value of $526,772	516,443	516,443

Total Repurchase Agreements		1,340,292

Total Investments (Cost $810,629,602) (c) — 100.0%		797,977,545

Liabilities in excess of other assets — 0.0%		(289,645)

NET ASSETS — 100.0%		$797,687,900

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
Nationwide NVIT Investor Destinations Conservative Fund

	Shares or
	Principal
	Amount	Value
Mutual Funds (84.6%)(a)
Equity Funds (21.5%)
Nationwide International Index Fund, Institutional Class	286,337	$2,954,997
NVIT Mid Cap Index Fund, ID Class	1,004,411	17,496,845
NVIT S&P 500 Index Fund, ID Class	3,705,760	34,092,996
NVIT International Index Fund, ID Class	1,784,871	18,866,088

		73,410,926

Fixed Income Funds (51.0%)
Nationwide NVIT Bond Index Fund, ID Class	12,955,669	132,795,602
Nationwide NVIT Enhanced Income Fund, ID Class	4,107,699	41,446,684

		174,242,286

Money Market Fund (12.1%)
NVIT Money Market Fund, ID Class	41,414,429	41,414,429

Total Mutual Funds		289,067,641

Fixed Contract (15.1%)(b)
Nationwide Fixed Contract, 4.05%	$51,738,046	51,738,046

Repurchase Agreements (0.3%)
CS First Boston, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $624,701, collateralized by U.S. Government Agency Mortgages with a market value of $637,149	624,656	624,656
Nomura Securities, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $391,604, collateralized by U.S. Government Agency Mortgages with a market value of $399,407	391,576	391,576

Total Repurchase Agreements		1,016,232

Total Investments (Cost $343,217,451) (c) — 100.0%		341,821,919

Liabilities in excess of other assets — 0.0%		(64,683)

NET ASSETS — 100.0%		$341,757,236

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
Nationwide NVIT U.S. Growth Leaders Fund

	Shares	Value
Common Stocks (100.1%)
Aerospace & Defense (5.9%)
Precision Castparts Corp.	14,250	$1,454,640
Raytheon Co.	29,250	1,889,843

		3,344,483

Biotechnology (4.1%)
Gilead Sciences, Inc.*	44,940	2,315,758

Capital Markets (5.2%)
Invesco Ltd.	91,540	2,229,914
Morgan Stanley	14,700	671,790

		2,901,704

Chemicals (2.7%)
Monsanto Co.	13,770	1,535,355

Communications Equipment (13.2%)
Cisco Systems, Inc.*	75,790	1,825,781
Juniper Networks, Inc.*	83,300	2,082,500
Nokia ADR FI	53,850	1,714,046
QUALCOMM, Inc.	43,850	1,797,850

		7,420,177

Computers & Peripherals (1.9%)
NetApp, Inc.*	52,680	1,056,234

Consumer Finance (2.0%)
Visa, Inc., Class A*	17,890	1,115,620

Diversified Financial Services (3.1%)
IntercontinentalExchange, Inc.*	13,570	1,770,885

Electrical Equipment (3.1%)
Ametek, Inc.	39,140	1,718,637

Energy Equipment & Services (7.0%)
Schlumberger Ltd.	19,250	1,674,750
Transocean, Inc.*	16,573	2,240,670

		3,915,420

Food & Staples Retailing (7.4%)
CVS Caremark Corp.	48,090	1,948,126
Wal-Mart Stores, Inc.	42,620	2,245,221

		4,193,347

Health Care Equipment & Supplies (5.9%)
Baxter International, Inc.	37,520	2,169,406
Hologic, Inc.*	21,180	1,177,608

		3,347,014

Hotels, Restaurants & Leisure (5.4%)
Carnival Corp.	33,900	1,372,272
Darden Restaurants, Inc.	50,800	1,653,540

		3,025,812

Household Products (2.5%)
Colgate-Palmolive Co.	18,400	1,433,544

Internet Software & Services (2.3%)
Akamai Technologies, Inc.*	45,950	1,293,952

IT Services (2.4%)
Cognizant Technology Solutions Corp., Class A*	46,350	1,336,271

Life Sciences Tools & Services (2.7%)
Thermo Fisher Scientific, Inc.*	26,400	1,500,576

Machinery (3.0%)
Deere & Co.	21,300	1,713,372

Oil, Gas & Consumable Fuels (3.4%)
Devon Energy Corp.	18,290	1,908,196

Pharmaceutical (3.1%)
Teva Pharmaceutical Industries Ltd. ADR IL	37,950	1,752,911

Road & Rail (2.3%)
Union Pacific Corp.	10,300	1,291,414

Semiconductors & Semiconductor Equipment (6.7%)
Altera Corp.	91,800	1,691,874
Marvell Technology Group Ltd.*	113,400	1,233,792
MEMC Electronic Materials, Inc.*	11,960	847,964

		3,773,630

Software (2.4%)
Oracle Corp.*	68,700	1,343,772

Specialty Retail (2.4%)
Pacific Sunwear of California, Inc.*	109,130	1,376,129

Total Investments (Cost $56,762,098) (a) — 100.1%		56,384,213

Liabilities in excess of other assets — (0.1)%		(62,970)

NET ASSETS — 100.0%		$56,321,243

*	Denotes a non-income producing security.

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

FI	Finland

IL	Israel
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
Gartmore NVIT Global Utilities Fund

	Shares	Value
Common Stocks (99.4%)
Austria (0.5%)(a)
Diversified Telecommunication Services (0.5%)
Telekom Austria AG	11,430	$236,076

Belgium (0.5%)(a)
Electric Utility (0.2%)
Elia System Operator SA NV	2,570	114,612

Wireless Telecommunication Services (0.3%)
Mobistar SA	1,670	151,052

		265,664

France (7.0%)(a)
Diversified Telecommunication Services (4.0%)
France Telecom SA	62,720	2,106,913

Multi-Utility (2.5%)
Suez SA	20,100	1,317,378

Wireless Telecommunication Services (0.5%)
Bouygues SA	4,040	256,962

		3,681,253

Germany (10.9%)(a)
Diversified Telecommunication Services (0.4%)
Deutsche Telekom AG	12,590	210,148

Electric Utility (5.8%)
E. ON AG	16,240	3,028,639

Multi-Utility (4.7%)
RWE AG	19,730	2,436,821

		5,675,608

Greece (0.4%)(a)
Diversified Telecommunication Services (0.4%)
Hellenic Telecommunications Organization SA	8,021	227,392

Hong Kong (0.2%)(a)
Electric Utility (0.2%)
CLP Holdings Ltd.	10,000	82,751

Italy (1.3%)(a)
Diversified Telecommunication Services (1.1%)
Telecom Italia SpA	154,160	321,323
Telecom Italia SpA RNC	168,770	278,845

		600,168

Natural Gas Utility (0.2%)
Snam Rete Gas SpA	13,975	88,927

		689,095

Japan (5.7%)(a)
Diversified Telecommunication Services (1.0%)
Nippon Telegraph & Telephone Corp.	121	524,229

Electric Utilities (1.8%)
Chubu Electric Power Co., Inc.	7,600	190,735
Kansai Electric Power Co., Inc. (The)	7,200	180,178
Kyushu Electric Power Co., Inc.	5,700	139,889
Tohoku Electric Power Co., Inc.	5,200	127,307
Tokyo Electric Power Co., Inc. (The)	10,200	274,432

		912,541

Natural Gas Utilities (0.4%)
Osaka Gas Co. Ltd.	31,000	124,547
Tokyo Gas Co. Ltd.	24,000	97,838

		222,385

Wireless Telecommunication Services (2.5%)
KDDI Corp.	110	676,732
NTT DoCoMo, Inc.	408	622,209

		1,298,941

		2,958,096

Mexico (0.8%)
Wireless Telecommunication Services (0.8%)
America Movil SAB de CV, Series L ADR	6,840	435,640

Netherlands (2.3%)(a)
Diversified Telecommunication Services (2.3%)
Royal KPN NV	72,090	1,216,885

Norway (0.9%)(a)
Diversified Telecommunication Services (0.9%)
Telenor ASA	23,380	450,430

Portugal (0.5%)(a)
Electric Utility (0.5%)
EDP — Energias de Portugal SA*	42,660	258,957

Singapore (0.9%)(a) (b)
Diversified Telecommunication Services (0.9%)
Singapore Telecommunications Ltd.	162,000	463,829

Spain (11.8%)(a)
Diversified Telecommunication Services (7.4%)
Telefonica SA	133,500	3,835,378

Electric Utilities (4.4%)
Iberdrola SA	102,720	1,588,519
Union Fenosa SA	10,810	726,638

		2,315,157

		6,150,535

United Kingdom (14.2%)(a)
Diversified Telecommunication Services (0.0%)
BT Group PLC	5,510	23,784

Electric Utility (1.7%)
Scottish & Southern Energy PLC	32,390	903,334

Independent Power Producers & Energy Traders (0.5%)
International Power PLC	31,280	247,298

Multi-Utilities (1.7%)
Centrica PLC	85,190	504,673
United Utilities PLC	26,150	358,617

		863,290

Water Utility (1.0%)
Pennon Group PLC	42,650	548,078

Wireless Telecommunication Services (9.3%)
Vodafone Group PLC	1,634,470	4,857,736

		7,443,520

United States (41.5%)
Diversified Telecommunication Services (16.2%)
AT&T, Inc.	148,430	5,684,869
Verizon Communications, Inc.	75,920	2,767,284

		8,452,153

Electric Utilities (14.0%)
Duke Energy Corp.	14,650	261,503
Edison International	7,150	350,493
Entergy Corp.	10,570	1,152,976
Exelon Corp.	20,320	1,651,406
FirstEnergy Corp.	21,850	1,499,347
FPL Group, Inc.	12,276	770,196
PPL Corp.	31,520	1,447,398
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Gartmore NVIT Global Utilities Fund

	Shares	Value
Common Stocks (continued)
United States (continued)
Progress Energy, Inc.	4,210	$175,557

		7,308,876

Independent Power Producers & Energy Traders (3.7%)
Constellation Energy Group, Inc.	9,430	832,386
NRG Energy, Inc.*	18,950	738,860
Reliant Energy, Inc.*	14,910	352,622

		1,923,868

Multi-Utilities (4.3%)
Alliant Energy Corp.	30,000	1,050,300
CenterPoint Energy, Inc.	36,390	519,286
PG&E Corp.	6,900	254,058
Sempra Energy	8,500	452,880

		2,276,524

Natural Gas Utility (2.2%)
Questar Corp.	20,100	1,136,856

Oil, Gas & Consumable Fuels (1.1%)
El Paso Corp.	19,370	322,317
Williams Cos., Inc. (The)	8,340	275,053

		597,370

		21,695,647

Total Common Stocks		51,931,378

Total Investments (Cost $49,511,679) (c) — 99.4%		51,931,378

Other assets in excess of liabilities — 0.6%		325,018

NET ASSETS — 100.0%		$52,256,396

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Illiquid security.

(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

RNC	Savings Shares
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
Nationwide NVIT Global Financial Services Fund

	Shares	Value
Common Stocks (94.7%)
Australia (3.2%)
Commercial Banks (2.2%)(a)
Australia & New Zealand Banking Group Ltd.	10,940	$226,962
Commonwealth Bank of Australia	7,110	273,154

		500,116

Real Estate Investment Trusts (REITs) (1.0%)
Westfield Group*	496	7,795
Westfield Group(a)	12,833	210,138

		217,933

		718,049

Austria (0.6%)(a)
Insurance (0.6%)
Vienna Insurance Group	1,740	133,347

Belgium (0.0%)(a)
Diversified Financial Services (0.0%)
Fortis — STRIP VVPR*	3,430	54

Bermuda (2.4%)
Capital Markets (2.4%)
Invesco Ltd.	15,885	386,959
Lazard Ltd., Class A	4,220	161,204

		548,163

Canada (3.4%)
Commercial Banks (3.4%)
Royal Bank of Canada	6,982	326,239
Toronto-Dominion Bank	7,180	441,561

		767,800

China (1.4%)(a)
Commercial Bank (1.4%)
China Construction Bank Corp., Class H	426,070	321,845

France (5.8%)(a)
Commercial Bank (2.8%)
BNP Paribas	6,200	625,103

Insurance (3.0%)
AXA SA	18,610	673,008

		1,298,111

Germany (2.2%)(a)
Capital Markets (0.6%)
Deutsche Bank AG	1,123	127,438

Diversified Financial Services (1.6%)
Deutsche Boerse AG	2,280	369,731

		497,169

Greece (4.8%)(a)
Commercial Banks (4.8%)
Alpha Bank AE	12,210	405,159
National Bank of Greece SA	12,910	679,613

		1,084,772

Hong Kong (1.0%)(a)
Real Estate Management & Development (1.0%)
Hang Lung Group Ltd.	47,010	224,695

Ireland (0.5%)(a)
Commercial Bank (0.5%)
Anglo Irish Bank Corp. PLC	8,013	107,053

Italy (3.7%)(a)
Commercial Bank (2.9%)
UniCredit SpA	98,570	660,381

Insurance (0.8%)
Assicurazioni Generali SpA	4,000	180,018

		840,399

Japan (7.9%)(a)
Commercial Banks (3.9%)
Mitsubishi UFJ Financial Group, Inc.	52,000	454,978
Sumitomo Mitsui Financial Group, Inc.	36	239,190
Suruga Bank Ltd.	13,390	170,441

		864,609

Consumer Finance (1.1%)
ORIX Corp.	1,730	238,643

Insurance (1.4%)
Millea Holdings, Inc.	8,500	316,338

Real Estate Management & Development (1.5%)
Mitsubishi Estate Co. Ltd.	8,880	217,682
Sumitomo Realty & Development Co. Ltd.	7,040	125,447

		343,129

		1,762,719

Netherlands (0.4%)
Aerospace & Defense (0.4%)
AerCap Holdings NV*	4,440	78,055

Singapore (1.1%)(a)
Real Estate Management & Development (1.1%)
Capitaland Ltd.	50,850	237,714

Spain (7.7%)(a)
Commercial Banks (7.7%)
Banco Bilbao Vizcaya Argentaria SA	29,870	656,789
Banco Santander SA	53,740	1,070,510

		1,727,299

Switzerland (0.9%)(a)
Capital Markets (0.9%)
Credit Suisse Group	4,085	208,042

United Kingdom (8.1%)(a)
Commercial Banks (6.5%)
Barclays PLC	32,080	289,380
HSBC Holdings PLC	53,669	884,028
Lloyds TSB Group PLC	31,720	283,367

		1,456,775

Insurance (1.6%)
Aviva PLC	30,270	371,108

		1,827,883

United States (39.6%)
Capital Markets (8.4%)
Charles Schwab Corp. (The)	8,250	155,348
GFI Group, Inc.	2,140	122,622
Goldman Sachs Group, Inc. (The)	3,060	506,094
Lehman Brothers Holdings, Inc.	3,230	121,577
Merrill Lynch & Co., Inc.	2,210	90,035
Northern Trust Corp.	1,960	130,281
State Street Corp.	2,980	235,420
T. Rowe Price Group, Inc.	3,800	190,000
TD Ameritrade Holding Corp.*	11,200	184,912
Waddell & Reed Financial, Inc., Class A	5,130	164,827

		1,901,116

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Nationwide NVIT Global Financial Services Fund

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
United States (continued)
Commercial Banks (7.0%)
Bank of the Ozarks, Inc.	6,050	$144,595
BB&T Corp.	5,800	185,948
PNC Financial Services Group, Inc.	1,330	87,208
TCF Financial Corp.	20,050	359,296
U.S. Bancorp	10,370	335,573
Wells Fargo & Co.	15,900	462,690

		1,575,310

Consumer Finance (4.2%)
American Express Co.	1,840	80,445
Capital One Financial Corp.	11,160	549,295
Visa, Inc., Class A*	5,190	323,648

		953,388

Diversified Financial Services (8.5%)
Bank of America Corp.	10,420	395,022
CME Group, Inc.	760	356,516
IntercontinentalExchange, Inc.*	2,360	307,980
JPMorgan Chase & Co.	16,150	693,643
Nymex Holdings, Inc.	1,680	152,258

		1,905,419

Insurance (7.4%)
Aflac, Inc.	4,490	291,626
Chubb Corp.	5,060	250,369
Hanover Insurance Group, Inc.	7,630	313,898
HCC Insurance Holdings, Inc.	12,410	281,583
Prudential Financial, Inc.	2,870	224,578
Travelers Cos., Inc. (The)	6,110	292,363

		1,654,417

IT Services (0.6%)
Fiserv, Inc.*	2,800	134,652

Real Estate Investment Trusts (REITs) (2.4%)
Health Care REIT, Inc.	3,740	168,786
Simon Property Group, Inc.	2,300	213,693
SL Green Realty Corp.	1,870	152,349

		534,828

Thrifts & Mortgage Finance (1.1%)
Fannie Mae	9,170	241,354

		8,900,484

Total Common Stocks		21,283,653

Repurchase Agreements (1.6%)
CS First Boston, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $225,003, collateralized by U.S. Government Agency Mortgages with a market value of $229,486	$224,987	224,987
Nomura Securities, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $141,047, collateralized by U.S. Government Agency Mortgages with a market value of $143,857	141,036	141,036

Total Repurchase Agreements		366,023

Total Investments (Cost $23,666,438) (b) — 96.3%		21,649,676

Other assets in excess of liabilities — 3.7%		830,664

NET ASSETS — 100.0%		$22,480,340

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

REIT	Real Estate Investment Trust
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
Gartmore NVIT Developing Markets Fund

	Shares	Value
Common Stocks (90.3%)
Bermuda (1.0%)
Commercial Bank (1.0%)
Credicorp Ltd.	49,860	$3,576,956

Brazil (16.9%)
Beverages (1.0%)
Cia de Bebidas das Americas ADR	47,251	3,569,813

Commercial Banks (2.3%)
Banco Bradesco SA, Preferred Shares	164,456	4,570,827
Unibanco — Uniao de Bancos Brasileiros SA GDR	32,500	3,790,800

		8,361,627

Diversified Telecommunication Services (1.2%)
Brasil Telecom Participacoes SA ADR	67,825	4,439,824

Electric Utility (1.6%)
MPX Energia SA*	10,700	5,581,813

Metals & Mining (3.7%)
Companhia Vale do Rio Doce, Preferred Shares, Class A	394,687	11,388,318
Usinas Siderurgicas de Minas Gerais SA, Preferred Shares, Class A	31,300	1,752,907

		13,141,225

Multiline Retail (1.7%)
Lojas Renner SA	325,600	6,059,056

Oil, Gas & Consumable Fuels (4.4%)
Petroleo Brasileiro SA	26,100	1,333,124
Petroleo Brasileiro SA ADR	140,368	14,332,976

		15,666,100

Transportation Infrastructure (1.0%)
Companhia de Concessoes Rodoviarias	242,604	3,596,182

		60,415,640

China (7.6%)
Commercial Bank (1.9%)(a)
China Construction Bank Corp., Class H	8,921,000	6,738,750

Construction Materials (1.1%)(a)
Anhui Conch Cement Co. Ltd.	554,200	3,849,938

Electrical Equipment (0.8%)
Suntech Power Holdings Co. Ltd. ADR*	69,500	2,818,920

Insurance (0.8%)(a)
Ping An Insurance (Group) Co. of China Ltd.	372,000	2,672,344

Internet Software & Services (0.3%)(b)
Alibaba.com Ltd.*	531,500	1,100,918

Media (0.6%)
Focus Media Holding Ltd. ADR*	64,900	2,281,235

Oil, Gas & Consumable Fuels (1.7%)(a)
China Shenhua Energy Co. Ltd.	829,000	3,357,288
PetroChina Co. Ltd.	2,249,800	2,816,973

		6,174,261

Textiles, Apparel & Luxury Goods (0.4%)(a)
China Dongxiang Group Co.*	2,484,616	1,341,131

		26,977,497

Czech Republic (2.2%)(a)
Electric Utility (2.2%)
CEZ AS*	101,451	7,779,179

Hong Kong (7.7%)(a)
Chemicals (0.8%)
Sinofert Holdings Ltd.	2,934,000	2,736,074

Independent Power Producers & Energy Traders (1.1%)
China Resources Power Holdings Co.	1,891,800	3,761,350

Marine (1.2%)
Pacific Basin Shipping Ltd.	2,640,000	4,391,188

Oil, Gas & Consumable Fuels (0.8%)
CNOOC Ltd.	1,978,000	2,914,088

Real Estate Management & Development (1.0%)
Shimao Property Holdings Ltd.	1,909,400	3,478,517

Wireless Telecommunication Services (2.8%)
China Mobile Ltd.	669,800	10,063,874

		27,345,091

India (0.8%)
IT Services (0.8%)
Satyam Computer Services Ltd. ADR	128,765	2,908,801

Indonesia (2.2%)(a)
Automobiles (1.5%)
PT Astra International Tbk	1,947,000	5,171,836

Commercial Bank (0.7%)
Bank Central Asia Tbk PT	7,218,500	2,567,856

		7,739,692

Israel (1.7%)
Chemicals (0.7%)(a)
Makhteshim-Agan Industries Ltd.	350,895	2,575,038

Pharmaceutical (1.0%)
Teva Pharmaceutical Industries Ltd. ADR	76,300	3,524,297

		6,099,335

Kazakhstan (1.2%)(a)
Oil, Gas & Consumable Fuels (1.2%)
KazMunaiGas Exploration Production GDR	167,750	4,204,534

Luxembourg (0.6%)
Energy Equipment & Services (0.6%)
Tenaris SA ADR	46,100	2,298,085

Malaysia (2.0%)(a)
Commercial Bank (1.1%)
Bumiputra Commerce Holdings Bhd	1,250,100	3,914,052

Diversified Telecommunication Services (0.8%)
Telekom Malaysia Bhd	881,500	2,935,755

Food Products (0.1%)
IOI Corp. Bhd	159,780	356,510

		7,206,317

Mexico (5.8%)
Commercial Bank (1.3%)
Grupo Financiero Banorte SAB de CV	1,089,650	4,735,561

Food & Staples Retailing (0.6%)
Wal-Mart de Mexico SAB de CV	482,570	2,035,100

Metals & Mining (1.9%)
Grupo Mexico SAB de CV, Series B	593,080	3,939,526
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Gartmore NVIT Developing Markets Fund

	Shares	Value
Common Stocks (continued)
Mexico (continued)
Industrias CH SAB de CV, Series B *	727,101	$2,886,650

		6,826,176

Wireless Telecommunication Services (2.0%)
America Movil SAB de CV, Series L ADR	111,760	7,117,994

		20,714,831

Morocco (0.4%)(a)
Real Estate Management & Development (0.4%)
Compagnie Generale Immobiliere *	4,585	1,419,227

Poland (0.7%)(a)
Diversified Telecommunication Services (0.7%)
Telekomunikacja Polska SA	264,595	2,637,903

Republic of Korea (12.1%)(a)
Building Products (0.7%)
KCC Corp.	5,379	2,495,559

Chemicals (1.0%)
LG Chem Ltd.	47,495	3,563,099

Commercial Banks (1.8%)
Industrial Bank of Korea	267,400	3,963,468
Shinhan Financial Group Co. Ltd.	45,384	2,398,196

		6,361,664

Construction & Engineering (0.8%)
Hyundai Development Co.	40,467	2,783,100

Insurance (1.1%)
Samsung Fire & Marine Insurance Co. Ltd. *	18,467	3,829,493

Machinery (1.8%)
Hanjin Heavy Industries & Construction Co. Ltd.	62,530	3,967,439
Hyundai Heavy Industries	6,861	2,582,237

		6,549,676

Metals & Mining (1.7%)
POSCO	12,790	6,124,092

Semiconductors & Semiconductor Equipment (3.2%)
Samsung Electronics Co. Ltd.	18,133	11,469,342

		43,176,025

Russian Federation (12.1%)
Automobiles (1.9%)(a)
Severstal-Avto *	109,080	6,616,474

Chemicals (1.0%)(a)
Uralkali GDR *	91,761	3,755,550

Commercial Bank (1.7%)(a)
Sberbank	1,924,200	6,039,968

Metals & Mining (1.6%)
Chelyabinsk Zinc Plant *(a)	42,500	433,500
MMC Norilsk Nickel ADR	181,700	5,114,855

		5,548,355

Oil, Gas & Consumable Fuels (4.0%)(a)
Gazprom OAO ADR	283,155	14,440,905

Transportation Infrastructure (0.2%)(a)
Novorossiysk Commercial Sea Port GDR	58,424	882,202

Wireless Telecommunication Services (1.7%)
Mobile Telesystems OJSC ADR	78,265	5,936,400

		43,219,854

South Africa (4.5%)(a)
Commercial Bank (0.7%)
ABSA Group Ltd.	192,598	2,416,717

Industrial Conglomerate (0.9%)
Barloworld Ltd.	251,114	3,347,236

Metals & Mining (1.1%)
Impala Platinum Holdings Ltd.	97,300	3,766,508

Oil, Gas & Consumable Fuels (0.5%)
Sasol Ltd.	33,976	1,638,331

Wireless Telecommunication Services (1.3%)
MTN Group Ltd.	317,463	4,831,849

		16,000,641

Taiwan (6.6%)
Chemicals (0.7%)(a)
Nan Ya Plastics Corp.	1,060,000	2,647,111

Computers & Peripherals (1.0%)(a)
InnoLux Display Corp.	331,000	884,904
InnoLux Display Corp. GDR *	492,500	2,590,550

		3,475,454

Construction Materials (0.9%)(a)
Taiwan Cement Corp.	1,627,273	3,184,307

Electronic Equipment & Instruments (1.0%)(a)
H H Precision Industry Co. Ltd.	605,840	3,488,918

Insurance (0.0%)(a)
Shin Kong Financial Holding Co. Ltd.	216,351	163,691

Semiconductors & Semiconductor Equipment (3.0%)
Advanced Semiconductor Engineering, Inc. (a)	3,707,437	3,635,763
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	3,105,937	6,429,462
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	69,411	712,851

		10,778,076

Textiles, Apparel & Luxury Goods (0.0%)(a)
Formosa Taffeta Co. Ltd.	1,000	1,137

		23,738,694

Thailand (2.8%)(a)
Oil, Gas & Consumable Fuels (2.8%)
Banpu PCL	503,270	6,692,070
PTT Exploration & Production PCL NVDR	648,100	3,127,099

		9,819,169

Turkey (1.4%)(a)
Commercial Bank (0.7%)
Turkiye Vakiflar Bankasi Tao, Class D	1,333,376	2,440,511

Wireless Telecommunication Services (0.7%)
Turkcell Iletisim Hizmet AS *	317,593	2,632,485

		5,072,996

Total Common Stocks		322,350,467

Preferred Stock (0.0%)(a)
Republic of Korea (0.0%)
Samsung Electronics Co. Ltd.,
Preferred Shares GDR	2	444

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Gartmore NVIT Developing Markets Fund

	Shares or
	Principal
	Amount	Value
Foreign Bond (0.0%)(c)
Brazil (0.0%)
Metals & Mining (0.0%)
Comp Vale DO Rio Doce 0.00%, 09/29/49	$20,000	$0

Equity-Linked Notes (8.0%)
Egypt (0.6%)
Real Estate Management & Development (0.6%)
Talaat Moustafa Group 0.00%, 11/24/08 *	982,400	2,092,512

India (4.9%)
Diversified Financial Services (0.4%)
Reliance Capital Ltd. *	45,014	1,378,779

Electric Utility (0.6%)
Tata Power Co. Ltd. *	73,405	2,143,426

Industrial Conglomerate (0.1%)
Max India Ltd.*	54,173	198,273

Oil, Gas & Consumable Fuels (2.1%)
Reliance Industries Ltd.*	135,466	7,651,120

Real Estate Management & Development (0.6%)
Unitech Ltd. *	324,042	2,229,409

Wireless Telecommunication Services (1.1%)
Bharti Airtel Ltd.*	183,116	3,772,189

		17,373,196

Malaysia (1.9%)
Food Products (1.3%)
IOI Corp. *	2,029,751	4,506,047

Metals & Mining (0.6%)
Tata Steel Ltd., 0.00%, 05/20/10 *	135,601	2,347,253

		6,853,300

United Arab Emirates (0.6%)
Commercial Bank (0.6%)
Union National Bank *	1,089,824	2,354,021

Total Equity-Linked Notes		28,673,029

Repurchase Agreements (1.4%)
CS First Boston, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $3,065,707, collateralized by U.S. Government Agency Mortgages with a market value of $3,126,795	3,065,486	3,065,486
Nomura Securities, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $1,921,788, collateralized by U.S. Government Agency Mortgages with a market value of $1,960,082	1,921,649	1,921,649

Total Repurchase Agreements		4,987,135

Total Investments
(Cost $340,511,016) (d) — 99.7%		356,011,075

Other assets in excess of liabilities — 0.3%		1,236,509

NET ASSETS — 100.0%		$357,247,584

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Illiquid security.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2008. The maturity date represents the actual maturity date.

(d)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non Voting Depositary Receipt
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
American Funds NVIT Growth Fund

	Shares	Value
MUTUAL FUNDS (99.8%)
Equity Fund (99.8%)
American Funds Growth Fund	2,938,119	$179,019,564

Total Investments (Cost $193,045,650)(a) — 99.8%		179,019,564

Other assets in excess of liabilities — 0.2%		295,562

NET ASSETS — 100.0%		$179,315,126

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

American Funds Insurance Series Growth Fund
Investment portfolio, March 31, 2008

		(unaudited)
		Market
		value
Common stocks - 92.96%	Shares	(000)
Actuant Corp., Class A	1,300,000	$39,273
Advanced Micro Devices, Inc. (1)	5,000,000	29,450
Affiliated Managers Group, Inc. (1)	350,000	31,759
AFLAC Inc.	650,000	42,218
Allergan, Inc.	320,000	18,045
Allied Waste Industries, Inc. (1)	4,500,000	48,645
Altera Corp.	435,600	8,028
Altria Group, Inc.	9,895,000	219,669
American Express Co.	1,000,000	43,720
Amgen Inc. (1)	1,225,197	51,189
AMP Ltd. (2)	7,860,210	56,572
AMR Corp. (1)	1,084,257	9,780
Anadarko Petroleum Corp.	1,000,000	63,030
Apache Corp.	250,000	30,205
Apollo Group, Inc., Class A (1)	500,000	21,600
APP Pharmaceuticals, Inc. (1)	667,900	8,068
Arch Coal, Inc.	2,000,000	87,000
Aveta, Inc. (1) (2) (5)	3,918,000	25,075
Avon Products, Inc.	775,000	30,643
Baker Hughes Inc.	2,038,500	139,637
Bank of Ireland (2)	9,096,177	135,451
Bare Escentuals, Inc. (1) (3)	5,850,000	137,007
Barrick Gold Corp.	10,500,000	456,225
Berkshire Hathaway Inc., Class A (1)	4,011	535,067
Best Buy Co., Inc.	7,920,000	328,363
BG Group PLC (2)	3,050,000	70,622
Blue Nile, Inc. (1) (3)	1,043,000	56,478
Boeing Co.	3,465,000	257,692
Boston Scientific Corp. (1)	6,800,000	87,516
Bunge Ltd.	2,343,600	203,612
C. R. Bard, Inc.	800,000	77,120
Caltex Australia Ltd. (2)	1,484,030	17,686
Cameco Corp.	1,000,000	32,940
Canadian Natural Resources, Ltd.	4,625,700	316,410
Cardinal Health, Inc.	700,000	36,757
CarMax, Inc. (1)	6,280,000	121,958
Caterpillar Inc.	1,600,000	125,264
Charles River Laboratories International, Inc. (1)	3,135,000	184,777
Chipotle Mexican Grill, Inc., Class A (1) (3)	920,000	104,356
Chipotle Mexican Grill, Inc., Class B (1) (3)	1,195,200	116,042
Cisco Systems, Inc. (1)	22,779,400	548,756
Citigroup Inc.	4,184,800	89,638
CNX Gas Corp. (1)	1,500,000	48,420
Coca-Cola Co.	5,295,000	322,307
Comverse Technology, Inc. (1)	2,827,300	43,540
Constellation Brands, Inc., Class A (1)	2,624,000	46,366
Continental Airlines, Inc., Class B (1)	1,250,000	24,038
Core Laboratories NV (1) (3)	1,197,700	142,886
Cosan Ltd., Class A (1)	3,800,000	46,816
Countrywide Financial Corp.	4,000,000	22,000
CRH PLC (2)	1,758,577	66,862
DataPath, Inc. (1) (2) (3) (5)	2,819,968	9,870
Dell Inc. (1)	1,500,000	29,880
Denbury Resources Inc. (1)	2,800,000	79,940
Devon Energy Corp.	3,409,072	355,669
Diageo PLC (2)	2,650,000	53,419
Digital River, Inc. (1) (3)	2,625,000	81,296
Dynegy Inc., Class A (1)	6,000,000	47,340
E.I. du Pont de Nemours and Co.	1,000,000	46,760
East West Bancorp, Inc.	2,200,000	39,050
Eli Lilly and Co.	820,000	42,304
EMC Corp. (1)	2,500,000	35,850
Endo Pharmaceuticals Holdings Inc. (1)	4,500,000	107,730
Energy XXI (Bermuda) Ltd. (1) (2)	2,390,758	8,965
EOG Resources, Inc.	2,215,000	265,800
Exxon Mobil Corp.	550,000	46,519
Fannie Mae	4,926,600	129,668
FedEx Corp.	2,080,000	192,754
Fidelity National Information Services, Inc.	6,650,000	253,631
First Community Bancorp	320,000	8,592

		(unaudited)
		Market
		value
Common stocks - 92.96%	Shares	(000)
Forest Laboratories, Inc. (1)	573,200	22,934
Fortune Brands Inc.	1,000,000	69,500
Freddie Mac	3,734,200	94,550
Freeport-McMoRan Copper & Gold Inc.	2,204,500	212,117
Garmin Ltd.	3,640,000	196,596
General Dynamics Corp.	1,300,000	108,381
General Electric Co.	7,370,000	272,764
Georgia Gulf Corp. (3)	2,224,000	15,412
Gilead Sciences, Inc. (1)	6,600,000	340,098
Gold Fields Ltd. (2)	10,000,000	139,594
Google Inc., Class A (1)	1,626,000	716,204
Grafton Group PLC, units (1) (2)	2,800,000	25,782
Halliburton Co.	650,000	25,565
Harman International Industries, Inc.	1,245,000	54,207
Hess Corp.	324,000	28,570
Hon Hai Precision Industry Co., Ltd. (2)	5,643,554	32,403
Hospira, Inc. (1)	2,400,000	102,648
International Business Machines Corp.	1,600,000	184,224
International Game Technology	4,543,505	182,694
Iron Mountain Inc. (1)	4,150,000	109,726
Johnson Controls, Inc.	10,949,100	370,080
Joy Global Inc.	1,400,000	91,224
K+S AG (2)	735,000	240,886
KBR, Inc.	5,397,130	149,662
KDDI Corp. (2)	4,490	27,727
KGen Power Corp. (1) (2) (3) (5)	3,166,128	49,867
Kingspan Group PLC (2)	2,800,000	37,399
KLA-Tencor Corp.	2,165,000	80,321
Kohl’s Corp. (1)	9,060,000	388,583
Kyocera Corp. (2)	500,000	42,012
Liberty Media Holding Corp., Liberty Interactive, Series A (1)	8,820,000	142,355
Limited Brands, Inc.	734,890	12,567
Linear Technology Corp.	2,895,000	88,848
Lockheed Martin Corp.	1,150,000	114,195
Lowe’s Companies, Inc.	17,326,000	397,458
lululemon athletica inc. (1)	2,185,000	62,120
Magna International Inc., Class A	725,000	52,309
Marsh & McLennan Companies, Inc.	4,963,200	120,854
Maxim Integrated Products, Inc.	5,845,000	119,179
McKesson Corp.	665,000	34,826
Medtronic, Inc.	1,675,000	81,020
Mentor Corp.	1,500,000	38,580
Meruelo Maddux Properties, Inc. (1)	3,520,500	8,942
MGM Mirage, Inc. (1)	2,487,133	146,169
Microsoft Corp.	19,410,000	550,856
Minerals Technologies Inc. (3)	1,025,000	64,370
Mirant Corp. (1)	1,450,000	52,765
Mitsubishi Heavy Industries, Ltd. (2)	435,000	1,891
MSC Industrial Direct Co., Inc., Class A	1,000,000	42,250
Murphy Oil Corp.	2,698,800	221,679
Newcrest Mining Ltd. (2)
Newcrest Mining Ltd. (2)	3,707,999	113,300
Newfield Exploration Co. (1)	1,917,200	101,324
Newmont Mining Corp.	9,305,000	421,517
News Corp., Class A	9,490,000	177,938
Noble Energy, Inc.	1,900,000	138,320
Nokia Corp. (2)	6,184,000	196,779
Nokia Corp. (ADR)	10,200,000	324,666
Nortel Networks Corp. (1)	2,455,000	16,424
Northrop Grumman Corp.	1,150,000	89,481
NRG Energy, Inc. (1)	1,000,000	38,990
OAO Gazprom (ADR) (2)	1,300,000	66,352
Onex Corp.	4,600,500	134,123
Onyx Pharmaceuticals, Inc. (1)	1,000,000	29,030
OPTI Canada Inc. (1)	6,290,200	105,929
Oracle Corp. (1)	14,927,800	291,988
Panalpina Welttransport (Holding) AG (2)	650,000	79,517
Patriot Coal Corp. (1)	265,300	12,461
Paychex, Inc.	3,445,000	118,026
PDL BioPharma, Inc. (1)	4,000,000	42,360
Peabody Energy Corp.	2,653,000	135,303
Penn National Gaming, Inc. (1)	2,100,000	91,833
PepsiCo, Inc.	2,145,000	154,869
Petro-Canada	3,005,300	130,826
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	2,130,000	217,494
Philip Morris International Inc. (1)	9,895,000	500,489
PMI Group, Inc.	2,000,000	11,640
Potash Corp. of Saskatchewan Inc.	2,000,000	310,420
QUALCOMM Inc.	2,000,000	82,000

		(unaudited)
		Market
		value
Common stocks - 92.96%	Shares	(000)
Quicksilver Resources Inc. (1)	2,240,000	81,827
Qwest Communications International Inc.	35,000,000	158,550
Raytheon Co.	246,000	15,894
Red Hat, Inc. (1) (3)	11,511,000	211,687
Reliant Energy, Inc. (1)	5,696,500	134,722
Rio Tinto PLC (2)	1,464,233	152,008
Robert Half International Inc.	2,000,000	51,480
Roche Holding AG (2)	2,465,000	464,177
Roper Industries, Inc.	1,540,000	91,538
Rosetta Resources Inc. (1) (3) (5)	2,980,000	58,617
Saipem SpA, Class S (2)	593,700	23,984
Saks Inc. (1)	2,040,000	25,439
Samsung Electronics Co., Ltd. (2)	410,000	260,617
Schering-Plough Corp.	1,379,900	19,884
Schlumberger Ltd.	5,606,900	487,800
Shaw Communications Inc., Class B, nonvoting	6,000,000	109,080
Shire PLC (ADR)	2,700,000	156,492
Sprint Nextel Corp., Series 1	30,400,000	203,376
Starbucks Corp. (1)	4,993,000	87,377
Stryker Corp.	2,708,437	176,184
Suncor Energy Inc.	3,946,924	381,169
SunTrust Banks, Inc.	935,000	51,556
Syngenta AG (2)	350,000	102,522
SYSCO Corp.	2,000,000	58,040
T. Rowe Price Group, Inc.	1,500,000	75,000
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,383,128	14,205
Target Corp.	6,490,000	328,913
Telephone and Data Systems, Inc., Special Common Shares	1,190,000	44,387
Tenaris SA (ADR)	5,245,000	261,463
Texas Instruments Inc.	1,080,000	30,532
THQ Inc. (1)	2,005,000	43,709
Time Warner Inc.	9,393,000	131,690
TomTom NV (1) (2)	2,800,000	115,813
Toyota Motor Corp. (2)	765,000	38,519
Transocean Inc. (1)	1,460,261	197,427
Trimble Navigation Ltd. (1)	4,500,000	128,655
Tyco International Ltd.	649,125	28,594
UAL Corp. (1)	2,000,000	43,060
United Parcel Service, Inc., Class B	500,000	36,510
UnitedHealth Group Inc.	2,695,000	92,600
USX Corp.	700,000	88,809
Visa Inc., Class A (1)	694,300	43,297
Walgreen Co.	4,395,000	167,406
Weight Watchers International, Inc.	725,000	33,589
Wells Fargo & Co.	3,775,000	109,853
White Mountains Insurance Group, Ltd.	389,800	187,104
Williams-Sonoma, Inc.	3,460,000	83,870
Wm. Wrigley Jr. Co.	1,027,500	64,568
Yahoo! Inc. (1)	8,950,000	258,923
Zions Bancorporation	2,950,000	134,373
Other common stocks in initial period of acquisition		991,686

Total common stocks (cost: $22,872,178,000)		25,878,552

		(unaudited)
		Market
		value
Rights & warrants - 0.02%	Shares	(000)
Thornburg Mortgage, Inc., warrants, expire 2015 (1) (2) (5)	5,655,126	5,655

Total rights & warrants (cost: $5,655,000)		5,655

	Principal
	amount
Bonds, notes & other debt instruments - 0.12%	(000)
Thornburg Mortgage Inc. 18.00% 2015 (2) (4)	38,571	32,916

Total bonds & notes (cost: $32,923,000)		32,916

Short-term securities - 6.63%
Fannie Mae 2.02%-4.21% due 4/1-6/6/2008	220,800	220,448
Freddie Mac 2.10%-4.14% due 4/16-7/3/2008	185,200	184,307
Federal Home Loan Bank 1.72%-3.64% due 4/16-7/18/2008	160,200	159,538
JPMorgan Chase & Co. 2.50%-2.92% due 4/18-6/12/2008	70,500	70,160
Park Avenue Receivables Co., LLC 2.55% due 5/20/2008 (4)	36,400	36,245
AT&T Inc. 2.73%-2.85% due 4/22-5/22/2008 (4)	103,350	103,117
Private Export Funding Corp. 2.83%-4.01% due 4/10-4/30/2008 (4)	102,600	102,432
Bank of America Corp. 2.96%-3.735% due 4/14-5/28/2008	102,100	101,752
John Deere Capital Corp. 2.21%-2.85% due 4/14-6/20/2008 (4)	88,900	88,667
Johnson & Johnson 2.25%-2.68% due 4/22-6/9/2008 (4)	87,656	87,327
Procter & Gamble International Funding S.C.A. 2.10%-2.65% due 4/10-5/8/2008 (4)	70,600	70,507
Procter & Gamble Co. 2.10% due 5/8/2008 (4)	16,300	16,264
Hewlett-Packard Co. 2.80%-2.82% due 4/10-4/11/2008 (4)	77,265	77,199
Walt Disney Co. 2.71%-2.72% due 5/28-5/30/2008	75,000	74,662
Wal-Mart Stores Inc. 2.70%-2.80% due 4/1-4/22/2008 (4)	67,700	67,652
Paccar Financial Corp. 2.70%-2.71% due 5/13/2008	67,054	66,830
Caterpillar Financial Services Corp. 2.70% due 4/21/2008	50,000	49,921
General Electric Capital Services, Inc. 2.86% due 5/2/2008	40,100	39,998
Chevron Funding Corp. 2.25%-2.78% due 4/2-5/7/2008	40,000	39,961
Coca-Cola Co. 2.55%-2.72% due 4/9-5/7/2008 (4)	30,600	30,554
IBM International Group Capital LLC 2.45% due 4/24/2008 (4)	25,000	24,959
U.S. Treasury Bills 2.29%-3.15% due 4/15-5/1/2008	23,650	23,618
Pfizer Inc 2.70% due 4/8/2008 (4)	23,000	22,986
Harley-Davidson Funding Corp. 2.80% due 5/6/2008 (4)	20,300	20,238
Genentech, Inc. 2.85% due 4/2/2008 (4)	20,000	19,997
Yale University 2.40% due 4/3/2008	20,000	19,996
Anheuser-Busch Cos. Inc. 2.05% due 5/12/2008 (4)	13,500	13,468
Harvard University 2.68% due 4/9/2008	7,000	6,995
Medtronic Inc. 2.20% due 5/2/2008 (4)	5,200	5,190

Total short-term securities (cost: $1,845,132,000)		1,844,988

Total investment securities (cost: $24,755,888,000)		27,762,111
Other assets less liabilities		75,775

Net assets		$27,837,886
“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1)	Security did not produce income during the last 12 months.

(2)	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $2,760,129,000, which represented 9.92% of the net assets of the fund.

(3)	The fund owns 5% or more of the outstanding voting shares of this company. See table [below/on the next page] for additional information.

(4)	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, was $819,718,000, which represented 2.94% of the net assets of the fund.

(5)	Purchased in a transactions exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
ADR = American Depositary Receipts

Statement of Investments
March 31, 2008 (Unaudited)
American Funds NVIT Growth-Income Fund

	Shares	Value
MUTUAL FUNDS (98.9%)
Equity Fund (98.9%)
American Funds Growth Income Fund	3,476,610	$134,649,111

Total Investments (Cost $146,889,435)(a) — 98.9%		134,649,111

Other assets in excess of liabilities — 1.1%		1,482,307

NET ASSETS — 100.0%		$136,131,418

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

American Funds Insurance Series Growth Income Fund
Investment portfolio, March 31, 2008

		unaudited
		Market
		value
Common stocks - 89.77%	Shares	(000)
3M Co.	1,700,000	134,555
Abbott Laboratories	4,325,000	238,524
Advanced Micro Devices, Inc. (1)	2,000,000	11,780
Aetna Inc.	5,900,000	248,331
Air Products and Chemicals, Inc.	2,660,000	244,720
Allied Waste Industries, Inc. (1)	2,536,800	27,423
Allstate Corp.	635,000	30,518
Altria Group, Inc.	2,725,000	60,495
American Electric Power Co., Inc.	67,900	2,827
American International Group, Inc.	10,050,000	434,662
Amgen Inc. (1)	4,168,900	174,177
Analog Devices, Inc.	1,750,000	51,660
Archer Daniels Midland Co.	2,175,000	89,523
AstraZeneca PLC (ADR)	678,400	25,772
AstraZeneca PLC (Sweden) (2)	242,000	9,077
AT&T Inc.	2,000,000	76,600
Automatic Data Processing, Inc.	1,709,200	72,453
Avery Dennison Corp.	3,955,000	194,784
Avon Products, Inc.	4,802,400	189,887
Baker Hughes Inc.	2,565,000	175,702
Banco Santander, SA (2)	3,750,000	74,731
Bank of America Corp.	13,455,000	510,079
Bank of New York Mellon Corp.	2,663,405	111,144
Best Buy Co., Inc.	4,009,700	166,242
Biogen Idec Inc. (1)	1,800,000	111,042
Boston Scientific Corp. (1)	2,768,324	35,628
BP PLC (2)	7,500,000	75,930
Bristol-Myers Squibb Co.	5,310,000	113,103
Capital One Financial Corp.	3,350,000	164,887
Cardinal Health, Inc.	4,450,000	233,670
Carnival Corp., units	2,624,200	106,228
Carnival PLC (2)	3,000,000	120,204
Chevron Corp.	2,563,200	218,795
CIGNA Corp.	3,000,000	121,710
Cisco Systems, Inc. (1)	17,940,000	432,175
Citigroup Inc.	19,145,000	410,086
Cleveland-Cliffs Inc	325,000	38,941
Comcast Corp., Class A	2,400,000	46,416
ConAgra Foods, Inc.	1,800,000	43,110
ConocoPhillips	2,225,000	169,567
Countrywide Financial Corp.	13,000,000	71,500
Covidien Ltd.	1,178,750	52,160
D.R. Horton, Inc.	6,950,000	109,463
Dell Inc. (1)	2,400,000	47,808
Dev Property Development PLC (1) (2)	3,208,300	4,584
Devon Energy Corp.	1,340,000	139,802

		unaudited
		Market
		value
Common stocks - 89.77%	Shares	(000)
Dominion Resources, Inc.	2,500,000	102,100
Dow Chemical Co.	1,350,000	49,748
Duke Energy Corp.	665,000	11,870
Eli Lilly and Co.	1,850,000	95,442
Embarq Corp.	57,500	2,306
EMC Corp. (1)	3,975,000	57,001
Emerson Electric Co.	1,400,000	72,044
ENI SpA (2)	2,250,000	76,714
EOG Resources, Inc.	700,000	84,000
Exelon Corp.	2,160,765	175,605
Exxon Mobil Corp.	550,000	46,519
Fannie Mae	10,853,500	285,664
FANUC LTD (2)	1,000,000	96,697
FirstEnergy Corp.	650,000	44,603
Flextronics International Ltd. (1)	25,335,336	237,899
FPL Group, Inc.	600,000	37,644
Freddie Mac	3,666,450	92,835
Genentech, Inc. (1)	1,410,000	114,464
General Dynamics Corp.	2,100,000	175,077
General Electric Co.	16,050,000	594,010
Gentex Corp.	3,000,000	51,450
Genworth Financial, Inc., Class A	4,800,000	108,672
Google Inc., Class A (1)	572,600	252,213
Groupe Danone SA (2)	325,000	29,097
Halliburton Co.	6,030,000	237,160
Harley-Davidson, Inc.	1,950,000	73,125
Hewlett-Packard Co.	7,800,000	356,148
Home Depot, Inc.	600,000	16,782
HOYA Corp. (2)	2,550,000	60,389
HSBC Holdings PLC (ADR)	1,086,050	89,382
HSBC Holdings PLC (Hong Kong) (2)	5,600,000	91,917
Ingersoll-Rand Co. Ltd., Class A	1,900,000	84,702
Intel Corp.	18,400,000	389,712
International Business Machines Corp.	3,150,000	362,691
International Paper Co.	1,950,000	53,040
Johnson & Johnson	200,000	12,974
JPMorgan Chase & Co.	4,147,900	178,152
JSC Uralkali (GDR) (1) (2)	503,300	20,631
JSC Uralkali (GDR) (1) (2) (3)	138,400	5,673
Kellogg Co.	1,378,300	72,444
Kimberly-Clark Corp.	280,000	18,074
KLA-Tencor Corp.	1,000,000	37,100
Kohl’s Corp. (1)	1,700,000	72,913
Kraft Foods Inc., Class A	3,025,000	93,805
Lexmark International, Inc., Class A (1)	1,800,000	55,296
Linear Technology Corp.	3,500,000	107,415
Lockheed Martin Corp.	400,000	39,720
L’Oréal SA (2)	780,000	99,222
Lowe’s Companies, Inc.	17,710,000	406,267
Magna International Inc., Class A	1,728,400	124,704
Marathon Oil Corp.	4,125,000	188,100
Marsh & McLennan Companies, Inc.	1,455,000	35,429
Mattel, Inc.	4,400,000	87,560
Maxim Integrated Products, Inc.	3,389,000	69,102
MeadWestvaco Corp.	258,200	7,028

		unaudited
		Market
		value
Common stocks - 89.77%	Shares	(000)
Medco Health Solutions, Inc. (1)	1,800,000	78,822
Medtronic, Inc.	4,000,000	193,480
MEMC Electronic Materials, Inc. (1)	986,800	69,964
Merck & Co., Inc.	3,500,000	132,825
MGIC Investment Corp.	1,055,000	11,109
Microchip Technology Inc.	820,000	26,839
Micron Technology, Inc. (1)	2,368,000	14,130
Microsoft Corp.	19,705,000	559,228
Millennium Pharmaceuticals, Inc. (1)	5,000,000	77,300
Molson Coors Brewing Co., Class B	4,430,000	232,885
Monsanto Co.	876,300	97,707
Mosaic Co. (1)	757,531	77,723
Motorola, Inc.	8,612,500	80,096
Nestlé SA (2)	230,000	114,991
Newmont Mining Corp.	1,125,000	50,962
News Corp., Class A	9,515,200	178,410
Nokia Corp. (2)	6,080,000	193,469
Nokia Corp. (ADR)	930,000	29,602
Norfolk Southern Corp.	3,399,300	184,650
Novo Nordisk A/S, Class B (2)	693,312	47,478
Oracle Corp. (1)	29,305,000	$573,206
PepsiCo, Inc.	5,050,000	364,610
Pfizer Inc	3,460,000	72,418
Philip Morris International Inc. (1)	2,825,400	142,909
Pitney Bowes Inc.	1,552,200	54,358
Potash Corp. of Saskatchewan Inc.	285,000	44,235
Public Service Enterprise Group Inc.	1,600,000	64,304
Qwest Communications International Inc.	25,710,200	116,467
Roche Holding AG (2)	1,532,460	288,573
Rockwell Automation	1,400,000	80,388

		unaudited
		Market
		value
Common stocks - 89.77%	Shares	(000)
Ross Stores, Inc.	1,000,000	29,960
Royal Caribbean Cruises Ltd.	2,470,000	81,263
Royal Dutch Shell PLC, Class A (ADR)	2,000,000	137,960
Royal Dutch Shell PLC, Class B (2)	139,816	4,706
Royal Dutch Shell PLC, Class B (ADR)	840,391	56,626
Samsung Electronics Co., Ltd. (2)	100,000	63,565
Sanmina-SCI Corp. (1)	1,750,000	2,835
SAP AG (2)	3,970,274	197,299
SAP AG (ADR)	960,000	47,587
Sara Lee Corp.	5,000,000	69,900
Schering-Plough Corp.	4,427,300	63,797
Schlumberger Ltd.	5,825,000	506,775
Seagate Technology	3,900,000	81,666
Sealed Air Corp.	1,756,699	44,357
SEGA SAMMY HOLDINGS INC. (2)	1,880,000	19,934
SLM Corp. (1)	9,757,000	149,770
Smith International, Inc.	500,000	32,115
Southwest Airlines Co.	10,945,000	135,718
Spectra Energy Corp	332,500	7,564
Sprint Nextel Corp., Series 1	22,095,000	147,815
SSAB Svenskt Stål AB, Class A (2)	2,650,000	74,725
St. Jude Medical, Inc. (1)	2,860,000	123,523
State Street Corp.	1,600,000	126,400
Symantec Corp. (1)	4,600,000	76,452
Syngenta AG (2)	175,000	51,261
Taiwan Semiconductor Manufacturing Co. Ltd. (2)	71,082,875	147,979
Target Corp.	5,760,700	291,952
Telefonaktiebolaget LM Ericsson, Class B (2)	20,000,000	39,345
Telephone and Data Systems, Inc.	3,100,700	121,764
Telephone and Data Systems, Inc., Special Common Shares	2,300,900	85,824
Texas Instruments Inc.	3,100,000	87,637
Time Warner Cable Inc., Class A (1)	2,825,000	70,569
Time Warner Inc.	18,450,000	258,669
Toyota Motor Corp. (2)	600,000	30,211
Tyco Electronics Ltd.	578,750	19,863
Tyco International Ltd.	2,156,325	94,986
Union Pacific Corp.	126,700	15,886
United Parcel Service, Inc., Class B	3,800,000	277,476
United Technologies Corp.	4,075,000	280,442
UnitedHealth Group Inc.	3,210,000	110,296
USX Corp.	1,225,000	155,416
Verizon Communications Inc.	1,500,000	54,675
VF Corp.	800,000	62,008
Visa Inc., Class A (1)	2,862,700	178,518
Vivendi SA (2)	2,300,000	89,994
Walgreen Co.	3,318,800	126,413
Wal-Mart Stores, Inc.	2,420,000	127,486
Walt Disney Co.	3,000,000	94,140
Washington Mutual, Inc.	2,440,550	25,138
Waste Management, Inc.	2,150,000	72,154
WellPoint, Inc. (1)	1,000,000	44,130
Wells Fargo & Co.	920,000	26,772
Western Union Co.	400,000	8,508
Weyerhaeuser Co.	750,000	48,780
Wm. Wrigley Jr. Co.	1,800,000	113,112

		unaudited
		Market
		value
Common stocks - 89.77%	Shares	(000)
Xilinx, Inc.	4,000,000	95,000
XL Capital Ltd., Class A	1,380,000	40,779
XM Satellite Radio Holdings Inc., Class A (1)	5,100,000	59,262
Yahoo! Inc. (1)	10,560,000	305,501
Other common stocks in initial period of acquisition		882,665

Total common stocks (cost: $22,050,422,000)		23,792,867

Convertible securities - 0.44%	Shares or principal amount
Citigroup Inc., Series D, 7.00%, noncumulative convertible preferred (2) (4)	1,777,000	84,372
Ford Motor Co. 4.25% convertible notes 2036	$25,000,000	21,562
Other convertible securities in initial period of acquisition		11,928

Total convertible securities (cost: $133,138,000)		117,862

	Principal
	amount
Bonds, notes & other debt instruments - 0.05%	(000)
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014	$13,300	12,901

Total bonds, notes & other debt instruments (cost: $12,621,000)		12,901

Short-term securities - 9.63%
3M Co. 2.05% due 5/20/2008	58,400	58,234
Anheuser-Busch Cos. Inc. 2.05% due 5/12/2008 (3)	11,400	11,373
AT&T Inc. 2.60%-2.85% due 4/9-5/22/2008 (3)	109,400	109,157
Bank of America Corp. 3.025%-3.735% due 4/14-4/24/2008	34,100	34,051
Brown-Forman Corp. 2.15% due 6/24/2008 (3)	25,000	24,838
Chevron Funding Corp. 2.78% due 4/2/2008	25,000	24,996
Coca-Cola Co. 2.30%-2.72% due 4/9-5/23/2008 (3)	144,100	143,630
Estée Lauder Companies Inc. 2.25%-2.40% due 4/14-5/21/2008 (3)	13,300	13,268
Fannie Mae 3.62%-4.21% due 4/1-4/9/2008	150,000	149,921
Federal Home Loan Bank 1.72%-3.64% due 4/16-9/17/2008	486,100	483,890
Freddie Mac 2.10%-4.16% due 4/16-7/3/2008	226,300	225,688
Harley-Davidson Funding Corp. 2.00% due 5/22/2008 (3)	23,000	22,913
Hewlett-Packard Co. 2.80% due 4/10/2008 (3)	56,000	55,956
Honeywell International Inc. 2.26% due 6/23/2008 (3)	50,000	49,680
IBM Capital Inc. 2.20% due 6/18/2008 (3)	30,000	29,819
John Deere Capital Corp. 2.21% due 6/20/2008 (3)	25,000	24,846
Johnson & Johnson 2.25%-2.66% due 4/11-6/9/2008 (3)	108,600	108,258
JPMorgan Chase & Co. 2.95% due 5/27/2008	40,400	40,228
Medtronic Inc. 2.20% due 5/2-5/5/2008 (3)	15,600	15,569
NetJets Inc. 2.50%-2.82% due 4/4-5/2/2008 (3)	30,000	29,981
Paccar Financial Corp. 2.49%-4.15% due 4/3-6/13/2008	82,700	82,585
Park Avenue Receivables Co., LLC 2.85% due 5/12/2008 (3)	13,300	13,256
PepsiCo Inc. 2.54% due 4/10/2008 (3)	40,000	39,972
Pfizer Inc 2.70% due 4/8/2008 (3)	14,900	14,891
Private Export Funding Corp. 2.20%-4.19% due 4/3-7/9/2008 (3)	135,100	134,618
Procter & Gamble Co. 2.10% due 5/08/2008 (3)	23,650	23,598
Procter & Gamble International Funding S.C.A. 2.07%-2.10% due 5/6-5/28/2008 (3)	82,150	81,953
U.S. Treasury Bills 2.40%-3.305% due 4/15-6/19/2008	124,100	123,887
Union Bank of California, N.A. 4.38% due 4/9/2008	77,200	77,224
USAA Capital Corp. 2.76% due 5/15/2008	16,700	16,642
Variable Funding Capital Corp. 2.76%-2.95% due 4/21-5/1/2008 (3)	110,554	110,322
Wal-Mart Stores Inc. 2.32%-2.80% due 4/1-5/6/2008 (3)	126,500	126,352
Walt Disney Co. 2.72% due 5/19-5/28/2008	50,000	49,802

Total short-term securities (cost: $2,551,421,000)		2,551,398

Total investment securities (cost: $24,747,602,000)		26,475,028

Short-term securities - 9.63%
Other assets less liabilities	29,161

Net assets	$26,504,189
“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1)	Security did not produce income during the last 12 months.

(2)	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $2,239,982,000, which represented 8.45% of the net assets of the fund.

(3)	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,189,923,000, which represented 4.49% of the net assets of the fund.

(4)	Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 1/15/2008 at a cost of $88,850,000) may be subject to legal or contractual restrictions on resale.
ADR = American Depositary Receipts

GDR = Global Depositary Receipts

Statement of Investments
March 31, 2008 (Unaudited)
American Funds NVIT Global Growth Fund

	Shares	Value
MUTUAL FUNDS (99.9%)
Equity Fund (99.9%)
American Funds Global Growth Fund	4,692,359	$108,440,417

Total Investments (Cost $111,304,583)(a) — 99.9%		108,440,417

Other assets in excess of liabilities — 0.1%		98,306

NET ASSETS — 100.0%		$108,538,723

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

American Funds Insurance Series Global Growth Fund
Investment portfolio, March 31, 2008

		unaudited
		Market
		value
Common stocks - 83.05%	Shares	(000)
ABB Ltd (1)	355,000	$9,561
adidas AG (1)	327,000	21,760
AEON Credit Service (Asia) Co. Ltd. (1)	2,000,000	26,849
Aetna Inc.	500,000	21,045
AFLAC Inc.	336,000	21,823
Aisin Seiki Co., Ltd. (1)	38,000	1,423
Akzo Nobel NV (1)	258,000	20,722
Alcoa Inc.	183,100	6,603
Allianz SE (1)	292,000	57,911
ALSTOM SA (1)	106,400	23,118
Altera Corp.	550,000	10,136
Altria Group, Inc.	125,000	2,775
América Móvil, SAB de CV, Series L (ADR)	585,000	37,259
Aracruz Celulose SA, Class B, preferred nominative (ADR)	217,000	14,812
Aristocrat Leisure Ltd. (1)	1,949,756	17,153
Asahi Glass Co., Ltd. (1)	694,000	7,690
Asciano Ltd., units (1)	3,720,000	13,650
ASML Holding NV (1) (2)	111,111	2,733
ASML Holding NV (New York registered) (2)	801,044	19,874
AT&T Inc.	500,000	19,150
Avon Products, Inc.	945,800	37,397
AXA SA (1)	238,000	8,615
Baker Hughes Inc.	260,000	17,810
Banco Santander, SA (1)	613,914	12,234
Bank of Nova Scotia	140,000	6,344
Bayer AG, non-registered shares (1)	250,000	20,029
Beiersdorf AG (1)	82,500	6,941
Best Buy Co., Inc.	235,000	9,743
Bidvest Group Ltd. (1)	204,500	2,825
BOC Hong Kong (Holdings) Ltd. (1)	2,216,000	5,329
Bosideng International Holdings Ltd. (1) (2)	42,454,000	7,958
British Energy Group plc (1)	2,700,000	34,956
Bumiputra-Commerce Holdings Bhd. (1)	5,675,000	17,741
Burberry Group PLC (1)	1,870,000	16,714
C&C Group PLC (1)	2,000,000	12,473
Canadian Natural Resources, Ltd.	466,700	31,923
Canon, Inc. (1)	379,000	17,547
Carnival Corp., units	525,000	21,252
Chartered Semiconductor Manufacturing Ltd (1) (2)	6,009,000	3,163
Chuo Mitsui Trust Holdings, Inc. (1)	1,330,000	8,060
Cia. de Bebidas das Américas — AmBev, ordinary nominative (ADR)	44,000	2,878
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	246,000	18,585
Cie. Financière Richemont SA, Class A, units (1)	115,000	6,459
CIGNA Corp.	610,000	24,748
Cisco Systems, Inc. (2)	1,408,300	33,926
Citigroup Inc.	1,080,000	23,134
Citizen Holdings Co., Ltd. (1)	2,881,800	24,586

		unaudited
		Market
		value
Common stocks - 83.05%	Shares	(000)
CLP Holdings Ltd. (1)	2,430,000	20,066
Coca-Cola Co.	360,000	21,913
Cosan Ltd., Class A (2)	2,600,000	32,032
Countrywide Financial Corp.	795,000	4,373
Dell Inc. (2)	300,000	5,976
Deutsche Post AG (1)	2,802,700	85,678
Diageo PLC (1)	1,100,000	22,174
DSG International PLC (1)	3,466,929	4,368
E.ON AG (1)	142,800	26,429
Elpida Memory, Inc. (1) (2)	210,000	7,022
EMC Corp. (2)	410,500	5,887
ENI SpA (1)	300,000	10,228
Erste Bank der oesterreichischen Sparkassen AG (1)	288,480	18,778
Esprit Holdings Ltd. (1)	2,100,500	25,173
European Aeronautic Defence and Space Co. EADS NV (1)	500,000	11,872
Fannie Mae	300,000	7,896
FANUC LTD (1)	100,000	9,670
Finmeccanica SpA (1)	235,000	8,008
First Quantum Minerals Ltd.	275,400	22,315
France Télécom SA (1)	185,000	6,221
Freeport-McMoRan Copper & Gold Inc.	255,000	24,536
General Electric Co.	2,475,455	91,617
Gold Fields Ltd. (1)	763,100	10,652
GOME Electrical Appliances Holding Ltd. (1)	21,686,000	49,790
Google Inc., Class A (2)	75,000	33,035
Groupe Danone SA (1)	145,000	12,982
H & M Hennes & Mauritz AB, Class B (1)	376,000	23,157
Harman International Industries, Inc.	393,200	17,120
High Tech Computer Corp. (1)	620,000	13,964
Holcim Ltd. (1)	100,000	10,502
Hon Hai Precision Industry Co., Ltd. (1)	3,862,692	22,178
Honda Motor Co., Ltd. (1)	1,388,800	39,768
HSBC Holdings PLC (1)	1,500,000	24,702
Hynix Semiconductor Inc. (1) (2)	507,000	14,290
ICICI Bank Ltd. (1)	837,300	16,223
ICICI Bank Ltd. (ADR)	308,750	11,791
Illinois Tool Works Inc.	410,000	19,774
Imperial Oil Ltd.	257,928	13,508
Industrial and Commercial Bank of China Ltd., Class H (1)	34,500,000	23,995
ING Groep NV, depository receipts (1)	347,422	12,992
International Business Machines Corp.	450,000	51,813
Intuitive Surgical, Inc. (2)	35,700	11,579
IOI Corp. Bhd. (1)	7,980,000	17,807
JSC Uralkali (GDR) (1) (2)	1,149,568	47,122
JSC Uralkali (GDR) (1) (2) (4)	444,915	18,237
K+S AG (1)	112,000	36,706
KBR, Inc.	1,605,000	44,507
KDDI Corp. (1)	5,517	34,069
Kesa Electricals PLC (1)	2,473,400	10,097
Kimberly-Clark de México, SAB de CV, Class A	1,540,000	6,833
KLA-Tencor Corp.	287,921	10,682
Kohl’s Corp. (2)	625,000	26,806
Koninklijke KPN NV (1)	5,775,830	97,813
Liberty Media Holding Corp., Liberty Interactive, Series A (2)	1,660,000	26,792
Limited Brands, Inc.	200,000	3,420
livedoor holdings Co., Ltd. (1) (2)	64,000	6,319

		unaudited
		Market
		value
Common stocks - 83.05%	Shares	(000)
Lloyds TSB Group PLC (1)	1,500,000	13,456
Lowe’s Companies, Inc.	1,615,000	37,048
Macquarie Group Ltd. (1)	950,000	46,153
Macquarie Infrastructure Group (1)	4,000,000	10,260
McDonald’s Corp.	250,000	13,943
Mentor Corp.	460,000	11,831
Merck & Co., Inc.	200,000	7,590
METRO AG (1)	127,500	10,296
Michael Page International PLC (1)	1,995,000	11,963
Microsoft Corp.	2,942,000	83,494
Mitsubishi Heavy Industries, Ltd. (1)	4,170,000	18,131
Mizuho Financial Group, Inc. (1)	12,500	46,028
Mondi PLC (1)	1,000,000	8,293
MoneyGram International, Inc.	975,000	1,813
Motorola, Inc.	800,000	7,440
Murata Manufacturing Co., Ltd. (1)	175,000	8,812
Nestlé SA (1)	20,000	9,999
Newmont Mining Corp.	500,000	22,650
News Corp., Class A	1,583,407	29,689
NIKE, Inc., Class B	160,000	10,880
Nikon Corp. (1)	301,000	8,045
Nitto Denko Corp. (1)	396,400	16,991
Nobel Biocare Holding AG (1)	115,885	26,978
Nokia Corp. (1)	682,000	21,702
Norsk Hydro ASA (1)	2,401,585	35,202
Nortel Networks Corp. (2)	1,500,000	10,035
Novo Nordisk A/S, Class B (1)	1,455,200	99,653
NTPC Ltd. (1)	3,477,647	17,165
NTT DoCoMo, Inc. (1)	43,200	65,540
OAO Gazprom (ADR) (1)	300,000	15,312
OAO Severstal (GDR) (1)	574,600	12,997
Oil & Natural Gas Corp. Ltd. (1)	577,500	14,175
OPAP (Greek Organization of Football Prognostics) SA (1)	650,000	23,258
Oracle Corp. (2)	2,000,000	39,120
Parmalat Spa (1)	4,790,000	18,402
PepsiCo, Inc.	337,000	24,331
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	200,000	20,422
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	125,000	10,586
Pfizer Inc	1,100,000	23,023
Pharmaceutical Product Development, Inc.	544,350	22,808
Potash Corp. of Saskatchewan Inc.	85,000	13,193
Procter & Gamble Co.	135,000	9,459
Public Power Corp. SA (1)	926,700	40,653
Qwest Communications International Inc.	4,000,000	18,120
Randstad Holding NV (1)	517,000	24,310
Reliance Industries Ltd. (1) (2)	567,000	32,210
ResMed Inc (2)	267,000	11,262
Rhön-Klinikum AG, non-registered shares (1)	301,600	8,933
Roche Holding AG (1)	293,500	55,268
Rohm Co., Ltd. (1)	98,000	6,080
Royal Dutch Shell PLC, Class B (1)	574,666	19,341
Royal Dutch Shell PLC, Class B (ADR)	139,643	9,409
RWE AG (1)	100,000	12,288
Ryanair Holdings PLC (ADR) (2)	703,100	19,884
SABMiller PLC (1)	600,000	13,142
Salzgitter AG (1)	96,558	16,779

		unaudited
		Market
		value
Common stocks - 83.05%	Shares	(000)
Samsung Electronics Co., Ltd. (1)	128,440	81,643
Schlumberger Ltd.	260,000	22,620
Schneider Electric SA (1)	394,091	50,994
SET India Ltd. (1) (2) (3)	16,148	1,650
Shire PLC (ADR)	250,000	14,490
Siemens AG (1)	213,000	23,121
Sigma-Aldrich Corp.	239,649	14,295
SK Energy Co., Ltd. (1)	88,706	9,163
Smith & Nephew PLC (1)	1,840,000	24,333
Société Générale (1)	429,400	41,981
Société Générale (1) (2)	30,600	2,945
SOFTBANK CORP. (1)	1,260,000	23,213
Sprint Nextel Corp., Series 1	2,001,750	13,392
St. George Bank Ltd. (1)	355,000	8,371
StatoilHydro ASA (1)	366,435	11,035
STMicroelectronics NV (1)	3,364,000	35,795
Stryker Corp.	200,000	13,010
SUEZ SA (1)	550,000	36,143
Sumitomo Mitsui Financial Group, Inc. (1)	3,750	24,738
Suzlon Energy Ltd. (1) (2)	1,618,700	10,709
Suzuki Motor Corp. (1)	313,000	7,917
Taiwan Semiconductor Manufacturing Co. Ltd. (1)	7,255,633	15,105
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	713,468	7,327
Target Corp.	370,000	18,752
Tata Motors Ltd. (1)	1,535,000	23,919
Telecom Italia SpA (1)	5,868,600	12,281
Telecom Italia SpA, nonvoting (1)	4,093,800	6,798
Telefónica, SA (1)	680,799	19,566
Telekom Austria AG, non-registered shares (1)	1,033,200	21,386
Telstra Corp. Ltd. (1)	1,770,000	7,131
Tenaris SA (ADR)	465,000	23,180
Tesco PLC (1)	1,430,000	10,800
Texas Instruments Inc.	250,000	7,067
TOTAL SA (1)	490,000	36,444
Toyota Motor Corp. (1)	517,500	26,057
Türkiye Is Bankasi AS, Class C (1)	2,405,000	8,939
Tyco Electronics Ltd.	366,250	12,570
Tyco International Ltd.	366,250	16,133
UCB SA (1)	1,150,020	40,024
Unilever NV, depository receipts (1)	1,484,000	49,877
United Parcel Service, Inc., Class B	75,000	5,475
United Technologies Corp.	245,000	16,861
UnitedHealth Group Inc.	850,000	29,206
UPM-Kymmene Oyj (1)	1,090,000	19,360
Vallourec SA (1)	145,000	35,266
Venture Corp. Ltd. (1)	1,300,000	10,017
Veolia Environnement (1)	425,900	29,695
Virgin Media Inc. (2)	2,545,000	35,808
Visa Inc., Class A (2)	141,500	8,824
Vodafone Group PLC (1)	7,131,250	21,351
Vodafone Group PLC (ADR)	800,000	23,608
Wal-Mart de México, SAB de CV, Series V (ADR) (1)	200,000	8,360
Westfield Group (1)	458,603	7,486
Weyerhaeuser Co.	200,000	13,008
Woolworths Ltd. (1)	608,483	16,163
Yahoo! Inc. (2)	2,142,200	61,974

		unaudited
		Market
		value
Common stocks - 83.05%	Shares	(000)
Yamaha Corp. (1)	1,045,000	20,210
Yue Yuen Industrial (Holdings) Ltd. (1)	7,300,000	22,869
Other common stocks in initial period of acquisition		99,201
Total common stocks (cost: $4,096,868,000)		4,648,175

	Principal
	amount
Short-term securities - 17.35%	(000)
Federal Home Loan Bank 2.06%-4.01% due 4/9-12/29/2008	$203,900	202,891
Fannie Mae 1.86%-2.63% due 6/30-9/17/2008	114,600	113,551
Nestlé Capital Corp. 2.75%-2.92% due 4/24-5/16/2008 (4)	103,800	103,508
BASF AG 2.75%-3.32% due 4/4-5/2/2008 (4)	93,200	93,028
Société Générale North America, Inc. 3.86%-4.36% due 4/17-5/8/2008	57,600	57,454
AstraZeneca PLC 2.25%-2.92% due 8/26-9/29/2008 (4)	54,100	53,378
Siemens Capital Co. LLC 2.10%-2.82% due 5/29/2008 (4)	43,400	43,208
Freddie Mac 1.72%-3.60% due 6/13-7/3/2008	37,800	37,599
UBS Finance (Deleware) LLC 2.65%-4.13% due 4/30-5/12/2008	32,650	32,558
HSBC USA Inc. 2.95% due 5/2/2008	29,300	29,220
Park Avenue Receivables Co., LLC 2.85% due 4/2/2008 (4)	26,050	26,046
Swedish Export Credit Corp. 2.13% due 6/18/2008	25,500	25,348
Bank of Scotland PLC 4.20% due 4/10/2008	25,000	24,979
Royal Bank of Canada 2.75% due 5/12/2008	25,000	24,917
General Electric Capital Corp. 2.50% due 4/1/2008	24,800	24,798
Westpac Banking Corp. 4.36% due 4/8/2008 (4)	18,200	18,188
ANZ National (International) Ltd. 2.61% due 6/12/2008 (4)	15,300	15,216
Private Export Funding Corp. 2.65% due 6/6/2008 (4)	11,000	10,944
U.S. Treasury Bills 1.38%-2.285% due 4/15-9/4/2008	9,800	9,740
Electricité de France 2.55% due 5/8/2008	9,100	9,076
Danske Corp. 2.50% due 4/14/2008 (4)	8,900	8,891
BMW U.S. Capital LLC 2.20% due 5/5/2008 (4)	6,200	6,187
Total short-term securities (cost: $970,851,000)		970,725

Total investment securities (cost: $5,067,719,000)		5,618,900
Other assets less liabilities		(22,178)

Net assets		$5,596,722

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1)	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $2,946,594,000, which represented 52.65% of the net assets of the fund.

(2)	Security did not produce income during the last 12 months.

(3)	Purchased in a transaction exempt from registration under the Secruities Act of 1933. This security (acquired 9/6/2000-4/18/2002 at a cost of $6,378,000) may be subject to legal or contractual restrictions on resale.

(4)	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $396,831,000, which represented 7.09% of the net assets of the fund.
ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Statement of Investments
March 31, 2008 (Unaudited)
American Funds NVIT Asset Allocation Fund

	Shares	Value
MUTUAL FUNDS (99.7%)
Equity Fund (99.7%)
American Funds Asset Allocation Fund	33,966,524	$583,544,876

Total Investments (Cost $628,026,437)(a) — 99.7%		583,544,876

Other assets in excess of liabilities — 0.3%		1,998,287

NET ASSETS — 100.0%		$585,543,163

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

American Funds Insurance Series Asset Allocation Fund
Investment portfolio, March 31, 2008

		unaudited
		Market
		value
Common stocks - 65.01%	Shares	(000)
Abbott Laboratories	1,400,000	77,210
Affiliated Managers Group, Inc. (1)	220,000	19,963
AirAsia Bhd. (1) (4)	53,665,000	23,047
Alcoa Inc.	1,500,000	54,090
Allied Irish Banks, PLC (4)	1,815,000	38,906
Altria Group, Inc.	2,300,000	51,060
American Tower Corp., Class A (1)	7,045	276
Amgen Inc. (1)	1,800,000	75,204
AMP Ltd. (4)	4,925,210	35,448
AMR Corp. (1)	1,000,000	9,020
Arch Coal, Inc.	1,000,000	43,500
AT&T Inc.	2,700,000	103,410
Avnet, Inc. (1)	1,400,000	45,822
Baker Hughes Inc.	400,000	27,400
Bank of America Corp.	1,600,000	60,656
Bank of New York Mellon Corp.	1,200,000	50,076
Berkshire Hathaway Inc., Class A (1)	160	21,344
Best Buy Co., Inc.	1,705,350	70,704
BHP Billiton Ltd. (4)	4,615,000	151,578
Boeing Co.	1,750,000	130,148
Boston Scientific Corp. (1)	4,000,000	51,480
Bristol-Myers Squibb Co.	2,000,000	42,600
C&C Group PLC (4)	4,327,519	26,988
Cameco Corp.	1,015,600	33,455
Chevron Corp.	1,584,328	135,238
Cisco Systems, Inc. (1)	3,000,000	72,270
Citigroup Inc.	1,200,000	25,704
CNX Gas Corp. (1) (5)	125,000	4,035
Coca-Cola Co.	1,400,000	85,218
COLT Telecom Group SA (1) (4)	51,200	170
CONSOL Energy Inc.	395,000	27,330
DataPath, Inc. (1) (3) (4)	1,189,763	4,164
Deere & Co.	1,200,000	96,528
DigitalGlobe Inc. (1) (3) (4)	1,225,858	4,903
E.I. du Pont de Nemours and Co.	1,000,000	46,760
Eli Lilly and Co.	1,200,000	61,908
Endo Pharmaceuticals Holdings Inc. (1)	2,500,000	59,850
Energy XXI (Bermuda) Ltd. (1) (4)	1,108,618	4,157
EOG Resources, Inc.	150,000	18,000
Fannie Mae	5,388,800	141,833
Fortune Brands Inc.	500,000	34,750
Freddie Mac	1,250,300	31,658
General Electric Co.	2,250,000	83,273
Google Inc., Class A (1)	20,000	8,809
Grafton Group PLC, units (4)	1,760,000	16,206
Hewlett-Packard Co.	1,500,000	68,490
Intel Corp.	2,500,000	52,950
International Business Machines Corp.	900,000	103,626
ITT Corp.	400,000	20,724
Johnson & Johnson	1,500,000	97,305
Johnson Controls, Inc.	2,400,000	81,120
JPMorgan Chase & Co.	1,500,000	64,425
KDDI Corp. (4)	3,400	20,996
KGen Power Corp. (1) (3) (4)	1,339,516	21,097
Kohl’s Corp. (1)	1,244,500	53,377
Kyocera Corp. (4)	380,000	31,930
Lowe’s Companies, Inc.	4,210,000	96,577
Magna International Inc., Class A	600,000	43,290
Marathon Oil Corp.	1,200,000	54,720
Marsh & McLennan Companies, Inc.	700,000	17,045
Marshall & Ilsley Corp.	999,999	23,200
Medtronic, Inc.	2,250,000	108,832
Microsoft Corp.	3,050,000	86,559
Mitsubishi Corp. (4)	2,000,000	61,575
Murphy Oil Corp.	200,000	16,428
Newmont Mining Corp.	2,365,000	107,135
Nokia Corp. (ADR)	3,287,400	104,638
Nortel Networks Corp. (1)	1,200,000	8,028
Occidental Petroleum Corp.	250,000	18,292
Oracle Corp. (1)	3,000,000	58,680
Paychex, Inc.	700,000	23,982
Penn National Gaming, Inc. (1)	495,000	21,646
PepsiCo, Inc.	1,000,000	72,200
Petro-Canada	2,150,000	93,593
Philip Morris International Inc. (1)	2,300,000	116,334
Pioneer Natural Resources Co.	580,000	28,490
Raytheon Co.	1,040,000	67,194
Reliant Energy, Inc. (1)	3,250,000	76,863
Rio Tinto PLC (4)	727,572	75,532
Roche Holding AG (4)	271,780	51,178

		unaudited
		Market
		value
Common stocks - 65.01%	Shares	(000)
Rosetta Resources Inc. (1) (2) (3)	2,970,000	58,420
Saks Inc. (1)	3,000,000	37,410
Schering-Plough Corp.	300,900	4,336
Schlumberger Ltd.	2,159,800	187,903
Shire PLC (ADR)	500,000	28,980
Smith International, Inc.	1,000,000	64,230
Sprint Nextel Corp., Series 1	15,100,000	101,019
Suncor Energy Inc.	1,971,809	$190,424
T. Rowe Price Group, Inc.	600,000	30,000
Target Corp.	1,150,000	58,282
Telephone and Data Systems, Inc., Special Common Shares	575,000	21,447
Toyota Motor Corp. (4)	200,000	10,070
UAL Corp.	1,002,469	21,583
United Therapeutics Corp. (1)	750,000	65,025
Verizon Communications Inc.	1,200,000	43,740
Vodafone Group PLC (4)	20,000,000	59,880
Wells Fargo & Co.	2,000,000	58,200
Weyerhaeuser Co.	480,000	31,219
Wyeth	2,100,000	87,696
XL Capital Ltd., Class A	280,400	8,286
Yahoo! Inc. (1)	3,500,000	101,255
Other common stocks in initial period of acquisition		248,839

Total common stocks (cost: $5,163,511,000)		5,772,444

		Market
		value
Preferred stocks - 0.15%	Shares	(000)
Bank of America Corp., Series K, 8.00% noncumulative (6)	4,000,000	4,012
MUFG Capital Finance 1 Ltd. 6.346% noncumulative (6)	4,925,000	$4,019
National Bank of Canada, Series A, 8.35% exchangeable depositary shares	60,000	1,289
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative (4) (5) (6)	1,755,000	1,150
Sumitomo Mitsui Banking Corp. 6.078% (5) (6)	2,600,000	2,051
XL Capital Ltd., Series E, 6.50% (6)	1,000,000	751

Total preferred stocks (cost: $15,614,000)		13,272

		Market
		value
Rights & warrants - 0.00%	Shares	(000)
GT Group Telecom Inc., warrants, expire 2010 (1) (4) (5)	2,250	—

Total rights & warrants (cost: $117,000)		—

	Principal	Market
	amount	value
Bonds, notes & other debt instruments - 22.37%	(000)	(000)
Abbott Laboratories 5.60% 2017	400	419
Abbott Laboratories 5.875% 2016	1,535	1,639
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016 (5)	2,500	2,485
Accuride Corp. 8.50% 2015	3,340	2,739
ACIH, Inc. 11.50% 2012 (5)	1,815	517
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 2.666% 2013 (6)	9,860	9,230
AEP Industries Inc. 7.875% 2013	2,440	2,233
AES Corp. 8.75% 2013 (5)	1,371	1,433
AES Corp. 9.375% 2010	112	119
Albertson’s, Inc. 8.00% 2031	2,500	2,396
Alion Science and Technology Corp. 10.25% 2015	840	479
Allied Waste North America, Inc., Series B, 7.375% 2014	2,415	2,388
Allison Transmission Holdings, Inc. 11.25% 2015 (5) (9)	3,850	3,253
Allstate Corp., Series B, 6.125% 2067	3,070	2,832
Ambac Financial Group, Inc. 6.15% 2087	1,905	726
AMC Entertainment Inc., Series B, 11.00% 2016	2,250	2,118
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019 (7)	635	521
American Express Co. 8.15% 2038	2,000	2,223
American General Finance Corp., Series J, 6.50% 2017	3,000	2,878
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037 (6)	5,780	4,334
American Media Operations, Inc. 8.875% 2011	1,715	1,140
American Media Operations, Inc. 8.875% 2011 (5)	62	41
American Media Operations, Inc., Series B, 10.25% 2009	6,325	4,269
American Media Operations, Inc., Series B, 10.25% 2009 (5)	125	85
American Tower Corp. 7.00% 2017 (5)	5,675	5,703
American Tower Corp. 7.125% 2012	6,015	6,180
American Tower Corp. 7.50% 2012	250	257
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037 (4) (5)	3,125	2,911
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037 (4) (5)	2,125	2,067
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037 (4) (5)	1,875	1,573

	Principal	Market
	amount	value
Bonds, notes & other debt instruments - 22.37%	(000)	(000)
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037 (4) (5)	2,725	2,217
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037 (4) (5)	2,950	2,451
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	2,500	2,320
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	2,750	2,729
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 3.349% 2034 (6)	5,000	3,882
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	770	822
AOL Time Warner Inc. 7.625% 2031	3,125	3,278
Appalachian Power Co., Series M, 5.55% 2011	1,375	1,404
ARAMARK Corp. 8.50% 2015	1,125	1,133
ARAMARK Corp., Term Loan B, 4.571% 2014 (6) (7) (8)	2,446	2,288
ARAMARK Corp., Term Loan B, Letter of Credit, 4.571% 2014 (6) (7) (8)	155	145
Ashtead Capital, Inc. 9.00% 2016 (5)	1,425	1,161
Ashtead Group PLC 8.625% 2015 (5)	1,050	845
Assurant, Inc. 5.625% 2014	1,150	1,131
AstraZeneca PLC 5.40% 2012	2,750	2,904
AT&T Corp. 8.00% 2031	2,000	2,344
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	2,300	2,050
Atlas Copco AB 5.60% 2017 (5)	2,750	2,749
AXA SA 6.379% (undated) (5) (6)	4,000	3,234
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011 (5) (7)	3,409	3,672
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	16,190	15,593
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.088% 2033 (6)	1,220	1,165
Barclays Bank PLC 7.434% (undated) (5) (6)	4,640	4,202
Bausch & Lomb Inc. 9.875% 2015 (5)	5,475	5,584
BCAP LLC Trust, Series 2006-AA2, Class A-1, 2.769% 2037 (6)	4,106	2,897
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.963% 2034 (6)	1,981	1,934
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC3, Class II-A-1, 5.25% 2020	7,785	7,488
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	5,910	5,831
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	7,000	6,736
BellSouth Corp. 4.20% 2009	3,000	3,021
Berry Plastics Holding Corp. 10.25% 2016	3,175	2,461
Biogen Idec Inc. 6.00% 2013	2,500	2,532
BNP Paribas 7.195% (undated) (5) (6)	4,000	3,553
BNSF Funding Trust I 6.613% 2055	1,115	1,015
BOI Capital Funding (No. 2) LP 5.571% (undated) (4) (5) (6)	4,500	3,209
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	2,180	2,044
Boyd Gaming Corp. 6.75% 2014	1,100	907
Boyd Gaming Corp. 7.125% 2016	2,725	2,207
Boyd Gaming Corp. 7.75% 2012	1,000	930
Brandywine Operating Partnership, LP 5.75% 2012	1,000	929
British Telecommunications PLC 5.95% 2018	3,500	3,398
Building Materials Corp. of America 7.75% 2014	2,950	2,139
Burlington Coat Factory Warehouse Corp. 11.125% 2014	1,660	1,291
C10 Capital (SPV) Ltd. 6.722% (undated) (5) (6)	5,585	5,178
C8 Capital (SPV) Ltd. 6.64% (undated) (5) (6)	665	615
Cablevision Systems Corp., Series B, 8.00% 2012	4,050	3,959
Canadian Natural Resources Ltd. 5.70% 2017	4,560	4,619
CanWest Media Inc., Series B, 8.00% 2012	5,102	4,872
CanWest MediaWorks Inc. 9.25% 2015 (5)	500	462
Capmark Financial Group, Inc. 5.875% 2012 (5)	2,600	1,649
Capmark Financial Group, Inc. 6.30% 2017 (5)	1,500	901
Cardinal Health, Inc. 5.80% 2016	7,250	7,296
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	2,750	2,729
Carmike Cinemas, Inc., Delayed Draw, Term Loan, 6.49% 2012 (6) (7) (8)	421	396
Caterpillar Financial Services Corp., Series F, 4.85% 2012	2,125	2,176
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	5,590	3,913
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	5,650	4,859
Celestica Inc. 7.625% 2013	1,145	1,088
Celestica Inc. 7.875% 2011	1,655	1,634
Centennial Communications Corp. 10.479% 2013 (6)	1,000	875
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,475	1,464
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and Centennial Puerto Rico Operations Corp. 8.125% 2014	3,600	3,420
Centex Corp. 5.25% 2015	3,285	2,549
Centex Corp. 6.50% 2016	1,090	912
Ceridian Corp. 11.25% 2015 (5)	4,650	3,987
Charles Schwab Corp., Series A, 6.375% 2017	2,000	2,002
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014 (5)	1,075	1,064
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014 (5)	650	588
Charter Communications Operating, LLC, Term Loan Facilities B, 5.26% 2014 (6) (7) (8)	1,995	1,691
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	913	945
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.61% 2035 (6)	6,533	4,624
CHL Mortgage Pass-Through Trust, Series 2006-HYB5, Class 3-A-1B, 5.923% 2036 (6)	742	526
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,295	2,324
Cisco Systems, Inc. 5.25% 2011	2,375	2,481
CIT Group Inc. 7.625% 2012	3,650	3,036
Citigroup Capital XXI 8.30% 2057	5,825	5,755
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-1, 3.787% 2041	559	555
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-M, 5.725% (undated) (6)	3,000	2,805
Citigroup Inc. 6.125% 2017	3,000	3,001
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	5,000	4,893
CNA Financial Corp. 7.25% 2023	1,550	1,584
CoBank ACB 3.40% 2022 (5) (6)	3,445	2,633
Comcast Corp. 6.95% 2037	4,000	4,021
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,000	5,546
Constellation Brands, Inc. 7.25% 2017	5,895	5,748
Constellation Brands, Inc. 8.375% 2014	1,275	1,320
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019 (7)	657	632
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022 (7)	1,070	1,006
Cooper-Standard Automotive Inc. 7.00% 2012	375	324

	Principal	Market
	amount	value
Bonds, notes & other debt instruments - 22.37%	(000)	(000)
Cooper-Standard Automotive Inc. 8.375% 2014	1,875	1,430
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	8,924	8,345
Countrywide Alternative Loan Trust, Series 2005-50CB, Class 3-A-1, 6.00% 2035	3,905	3,379
Countrywide Alternative Loan Trust, Series 2005-6CB, Class 2-A-1, 5.00% 2020	5,245	5,067
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.877% 2047 (6)	14,891	10,424
Countrywide Financial Corp., Series A, 4.50% 2010	150	134
Countrywide Financial Corp., Series B, 5.80% 2012	5,700	5,169
Countrywide Home Loans, Inc., Series L, 3.25% 2008	725	711
Countrywide Home Loans, Inc., Series M, 4.125% 2009	2,650	2,388
Cox Communications, Inc. 7.875% 2009	4,000	4,188
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011 (5)	604	592
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012 (5)	700	697
Cricket Communications, Inc. 9.375% 2014	1,710	1,629
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035 (5)	3,800	3,616
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036 (4) (5)	1,800	1,574
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036 (4) (5)	700	597
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	10	10
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	5,000	5,116
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	3,210	3,206
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	3,000	3,054
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	1,555	1,346
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020	1,857	1,665
CVS Caremark Corp. 6.943% 2030 (4) (5) (7)	2,493	2,520
CWABS Asset-backed Certificates Trust, Series 2006-14, Class 2-A-2, 2.749% 2037 (6)	2,875	2,197
DAE Aviation Holdings, Inc. 11.25% 2015 (5)	3,200	3,168
DaimlerChrysler Financial Services Americas LLC, First Lien Term Loan, 6.80% 2012 (6) (7) (8)	264	220
DaimlerChrysler Financial Services Americas LLC, Second Lien Term Loan, 9.30% 2013 (6) (7) (8)	1,050	732
DaimlerChrysler North America Holding Corp. 7.20% 2009	1,000	1,035
DaimlerChrysler North America Holding Corp. 7.75% 2011	1,000	1,076
Delhaize Group 6.50% 2017	1,750	1,810
Delphi Corp. 6.50% 2013 (11)	985	315
Developers Diversified Realty Corp. 3.875% 2009	3,000	2,956
Developers Diversified Realty Corp. 5.50% 2015	2,000	1,779
Dex Media, Inc., Series B, 8.00% 2013	1,750	1,286
Dole Food Co., Inc. 7.25% 2010	1,125	872
Dole Food Co., Inc. 8.875% 2011	1,195	974
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014 (5)	3,250	3,081
DRS Technologies, Inc. 6.625% 2016	850	835
Drummond Co., Inc. 7.375% 2016 (5)	3,600	3,312
Duane Reade Inc. 9.75% 2011	1,445	1,214
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	3,278	3,352
E*TRADE Financial Corp. 7.875% 2015	2,560	1,830
E*TRADE Financial Corp. 8.00% 2011	1,575	1,323
Edison Mission Energy 7.00% 2017	600	600
Edison Mission Energy 7.20% 2019	650	645
Edison Mission Energy 7.50% 2013	3,725	3,837
Edison Mission Energy 7.625% 2027	2,325	2,197
Edison Mission Energy 7.75% 2016	1,150	1,190
Education Management LLC and Education Management Finance Corp. 10.25% 2016	1,730	1,384
Education Management LLC and Education Management Finance Corp. 8.75% 2014	450	383
Electronic Data Systems Corp. 7.45% 2029	1,135	1,076
Electronic Data Systems Corp., Series B, 6.50% 2013	3,500	3,473
Elizabeth Arden, Inc. 7.75% 2014	1,680	1,604
Enbridge Energy Partners, LP 6.50% 2018 (Sugg) (5)	3,000	2,984
Enterprise Products Operating LP 6.875% 2033	4,025	4,010
Enterprise Products Operating LP 7.034% 2068	5,440	4,626
Enterprise Products Operating LP 8.375% 2066	235	229
Fannie Mae 4.00% 2015	5,442	5,443
Fannie Mae 4.50% 2035	17,923	17,288
Fannie Mae 4.89% 2012	10,000	10,249
Fannie Mae 5.00% 2018	6,043	6,152
Fannie Mae 5.25% 2012	30,000	31,345
Fannie Mae 5.50% 2017	2,290	2,356
Fannie Mae 5.50% 2020	11,204	11,486
Fannie Mae 5.50% 2033	8,753	8,882
Fannie Mae 5.50% 2033	5,318	5,396
Fannie Mae 5.50% 2037	16,963	17,140
Fannie Mae 6.00% 2021	535	552
Fannie Mae 6.00% 2021	466	480
Fannie Mae 6.00% 2026	3,618	3,726
Fannie Mae 6.00% 2036	18,540	19,011
Fannie Mae 6.00% 2037	41,155	42,202
Fannie Mae 6.00% 2037 (4)	4,580	4,617
Fannie Mae 6.25% 2029	5,375	6,331
Fannie Mae 6.50% 2037	2,122	2,186
Fannie Mae 7.00% 2009	$6	6
Fannie Mae 7.00% 2047	4,234	4,398
Fannie Mae 7.00% 2047	1,259	1,308
Fannie Mae 7.25% 2030	7,000	9,197
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	749	803
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	4,194	4,190
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	885	685
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	3,105	3,212
Federal Agricultural Mortgage Corp. 4.25% 2008	3,000	3,022
Federal Home Loan Bank 5.125% 2013	18,000	19,490
Federal Home Loan Bank 5.625% 2016	17,375	18,117
Fifth Third Capital Trust IV 6.50% 2067 (4)	3,000	2,085
First Data Corp., Term Loan B2, 5.349% 2014 (6) (7) (8)	5,973	5,394
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012 (5)	1,301	1,248

	Principal		Market
	amount		value
Bonds, notes & other debt instruments - 22.37%	(000)		(000)
Ford Motor Co. 6.50% 2018		2,442	1,648
Ford Motor Co. 8.875% 2022		2,490	1,948
Ford Motor Credit Co. 7.375% 2009		650	592
Ford Motor Credit Co. 7.375% 2011		2,000	1,669
Freddie Mac 4.875% 2008		1,170	1,184
Freddie Mac 5.00% 2018		2,110	2,148
Freddie Mac 5.00% 2038		25,000	24,767
Freddie Mac 5.25% 2011		30,000	32,261
Freddie Mac 5.724% 2037 (6)		4,846	4,961
Freddie Mac 6.00% 2026		19,688	20,286
Freddie Mac 6.00% 2037		26,259	26,956
Freddie Mac 6.00% 2037		21,731	22,306
Freddie Mac 6.00% 2037		1,295	1,329
Freddie Mac 6.50% 2016		778	806
Freddie Mac, Series 3233, Class PA, 6.00% 2036		5,734	5,962
Freddie Mac, Series 3312, Class PA, 5.50% 2037		5,766	5,876
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032		771	816
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015		2,440	2,580
Freescale Semiconductor, Inc. 10.125% 2016		1,600	1,088
Freescale Semiconductor, Inc. 9.125% 2014 (9)		5,375	3,951
Gaz Capital SA, Series 9, 6.51% 2022		3,625	3,240
GE Capital Commercial Mortgage Corp., Series 2002-1, Class A-3, 6.269% 2035		3,338	3,414
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045 (6)		5,000	4,932
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 3.118% 2019 (4) (5) (6)		3,042	2,654
General Electric Co. 5.25% 2017		4,500	4,502
General Motors Acceptance Corp. 6.75% 2014		3,105	2,200
General Motors Acceptance Corp. 6.875% 2011		1,750	1,340
General Motors Acceptance Corp. 6.875% 2012		500	380
General Motors Corp. 7.125% 2013		4,000	3,090
Georgia Gulf Corp. 9.50% 2014		2,330	1,811
Georgia-Pacific Corp. 8.125% 2011		650	648
Georgia-Pacific Corp. 9.50% 2011		1,950	1,994
German Government 6.25% 2024		€6,000	11,459
Glen Meadow Pass Through Trust 6.505% 2067 (4) (5)		2,000	1,574
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class C, 7.786% 2036		1,000	1,034
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 2036 (6)		2,000	1,457
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037 (6)		4,250	2,156
Government National Mortgage Assn. 8.50% 2021		44	48
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A-2, 4.112% 2017		2,497	2,427
GSAA Home Equity Trust, Series 2006-7, Class AF-5A, 6.205% 2046 (6)		750	676
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020		1,710	1,688
GSR Mortgage Loan Trust, Series 2004-6F, Class IVA-1, 5.00% 2019		1,628	1,590
Hanesbrands Inc., Series B, 8.204% 2014 (6)		4,585	4,092
Hawaiian Telcom Communications, Inc. 10.318% 2013 (6)		175	92
Hawaiian Telcom Communications, Inc. 9.75% 2013		2,545	1,387
Hawaiian Telcom Communications, Inc., Term Loan C, 4.946% 2014 (6) (7) (8)		423	324
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015		525	542
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015 (9)		3,865	3,971
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017		350	350
HCA Inc. 9.625% 2016 (9)		875	910
HCA Inc., Term Loan B, 4.946% 2013 (6) (7) (8)		2,617	2,413
HealthSouth Corp. 10.75% 2016		5,750	6,066
Hertz Corp. 10.50% 2016		2,125	2,000
Hewlett-Packard Co. 5.50% 2018		3,000	3,079
Home Equity Mortgage Trust, Series 2006-3, Class A-1, 5.472% 2036 (4) (6)		928	510
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037 (4) (6)		2,646	1,059
Hospira, Inc. 5.55% 2012		2,395	2,478
Hospitality Properties Trust 6.70% 2018		3,830	3,286
HSBK (Europe) BV 7.25% 2017		1,250	1,100
HSBK (Europe) BV 7.25% 2017 (5)		2,295	2,019
Hughes Communications, Inc. 9.50% 2014		4,550	4,550
Husky Energy Inc. 6.80% 2037		3,375	3,441
HVB Funding Trust III 9.00% 2031 (4) (5)		1,600	1,452
Idearc Inc. 8.00% 2016		$2,625	1,713
iesy Repository GmbH 10.125% 2015		€1,000	1,492
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 3.399% 2034 (6)		358	271
Indonesia (Republic of) 11.00% 2020	IDR	8,750,000	899
Indonesia (Republic of) 12.80% 2021		10,405,000	1,192
Indonesia (Republic of) 12.90% 2022		2,241,000	258
IndyMac INDX Mortgage Loan Trust, Series 2006-AR11, Class 6-A-1, 5.88% 2036 (6)		3,345	2,486
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.366% 2036 (6)		2,923	2,223
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.838% 2036 (4) (6)		2,521	2,089
Intelsat (Bermuda), Ltd. 8.25% 2013		1,855	1,878
Intelsat Corp. 9.00% 2016		1,750	1,772
Intergen Power 9.00% 2017 (5)		10,250	10,762
International Coal Group, Inc. 10.25% 2014		1,250	1,203
International Lease Finance Corp. 4.35% 2008		1,500	1,498
Iron Mountain Inc. 6.625% 2016		980	938
iStar Financial, Inc. 6.05% 2015 (4)		4,000	3,000
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.317% 2037 (6)		12,000	11,667
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 2045 (6)		2,625	2,625
JBS SA 10.50% 2016		2,025	1,959
Jefferson Smurfit Corp. (U.S.) 7.50% 2013		1,450	1,254
Jefferson Smurfit Corp. (U.S.) 8.25% 2012		910	825
JPMorgan Chase Bank NA 5.875% 2016		3,500	3,591
JPMorgan Chase Capital XXII, Series V, 6.45% 2087		2,560	2,215
K. Hovnanian Enterprises, Inc. 6.50% 2014		250	170
K. Hovnanian Enterprises, Inc. 7.75% 2013		2,200	1,177
K. Hovnanian Enterprises, Inc. 8.875% 2012		1,470	823

	Principal	Market
	amount	value
Bonds, notes & other debt instruments - 22.37%	(000)	(000)
Kimco Realty Corp. 5.70% 2017	2,495	2,272
Kinder Morgan Energy Partners LP 6.00% 2017	6,285	6,265
Koninklijke Philips Electronics NV 5.75% 2018	4,800	4,900
Kraft Foods Inc. 6.875% 2038	2,375	2,344
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (5)	1,770	1,717
Lazard Group LLC 6.85% 2017	1,825	1,712
Lazard Group LLC 7.125% 2015	4,845	4,719
LBI Media, Inc. 8.50% 2017 (5)	2,230	1,943
Lehman Brothers Holdings Inc. 6.50% 2017 (4)	1,250	1,236
Lehman Brothers Holdings Inc. 6.75% 2017 (4)	4,300	4,296
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037	2,765	2,441
Level 3 Financing, Inc. 9.25% 2014	2,625	2,159
Liberty Media Corp. 8.25% 2030	1,375	1,161
Liberty Mutual Group Inc. 6.50% 2035 (5)	1,335	1,224
Liberty Mutual Group Inc. 7.50% 2036 (5)	1,750	1,662
Local T.V. Finance LLC 9.25% 2015 (5) (9)	1,170	943
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014	740	425
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	3,807	3,295
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036 (6)	750	670
McGraw-Hill Companies, Inc. 5.375% 2012	3,000	3,065
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	2,250	1,901
Meritage Homes Corp. 6.25% 2015	825	623
Merrill Lynch & Co., Inc. 6.11% 2037	1,400	1,110
Merrill Lynch & Co., Inc., Series C, 6.40% 2017	1,000	989
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A-3, 5.403% 2034	4,000	4,013
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 2044 (6)	2,000	1,977
Metals USA Holdings Corp. 10.729% 2012 (6) (9)	2,225	1,669
Metals USA, Inc. 11.125% 2015	700	689
MetroPCS Wireless, Inc. 9.25% 2014	1,500	1,388
MGM MIRAGE 6.625% 2015	925	809
MGM MIRAGE 6.75% 2013	1,645	1,522
Michaels Stores, Inc. 10.00% 2014	3,575	3,146
Michaels Stores, Inc. 11.375% 2016	850	671
Michaels Stores, Inc., Term Loan B, 5.438% 2013 (6) (7) (8)	992	835
MidAmerican Energy Holdings Co. 6.50% 2037	3,000	3,016
Midwest Generation, LLC, Series B, 8.56% 2016 (7)	3,214	3,487
Millicom International Cellular SA 10.00% 2013	2,010	2,141
Mohegan Tribal Gaming Authority 7.125% 2014	4,750	3,919
Monumental Global Funding III 4.458% 2014 (5) (6)	4,000	3,733
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	1,301	1,300
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	3,250	1,869
Mylan Inc., Term Loan B, 6.25% 2014 (6) (7) (8)	1,870	1,812
Nalco Co. 7.75% 2011	2,615	2,661
National Semiconductor Corp. 6.15% 2012	1,175	1,201
Navios Maritime Holdings Inc. 9.50% 2014	4,550	4,556
Neiman Marcus Group, Inc. 9.00% 2015 (9)	2,900	2,915
New Century Home Equity Loan Trust, Series 2006-2, Class A-2-b, 2.759% 2036 (6)	4,000	3,489
Newfield Exploration Co. 6.625% 2014	1,225	1,213
News America Inc. 5.30% 2014	1,165	1,167
Nextel Communications, Inc., Series F, 5.95% 2014	2,800	2,074
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016 (10)	6,050	3,857
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	3,850	3,850
Nielsen Finance LLC, Term Loan B, 5.346% 2013 (6) (7) (8)	1,563	1,413
Northern Rock PLC 5.60% (undated) (4) (5) (6)	200	115
Northern Rock PLC 6.594% (undated) (4) (5) (6)	3,200	1,840
Northwest Airlines, Inc., Term Loan A, 4.45% 2018 (6) (7) (8)	2,217	1,962
Northwest Airlines, Inc., Term Loan B, 6.20% 2013 (6) (7) (8)	963	892
NRG Energy, Inc. 7.25% 2014	2,250	2,228
NRG Energy, Inc. 7.375% 2016	2,125	2,088
NTL Cable PLC 8.75% 2014	$1,650	1,489
NXP BV and NXP Funding LLC 7.326% 2013 (6)	€750	942
NXP BV and NXP Funding LLC 7.875% 2014	$1,650	1,518
NXP BV and NXP Funding LLC 9.50% 2015	6,665	5,499
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035	1,800	1,698
Overseas Shipholding Group, Inc. 8.25% 2013	1,450	1,463
Owens-Illinois, Inc. 7.35% 2008	750	753
Pacific Gas and Electric Co., First Mortgage Bonds, 3.60% 2009	1,500	1,497
Petroplus Finance Ltd. 6.75% 2014 (5)	1,750	1,606
Petroplus Finance Ltd. 7.00% 2017 (5)	1,550	1,391
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	1,211	1,216
Pinnacle Entertainment, Inc. 7.50% 2015 (5)	3,500	2,774
Plastipak Holdings, Inc. 8.50% 2015 (5)	2,750	2,516
Plum Creek Timberlands, LP 5.875% 2015	125	130
PNC Funding Corp., Series II, 6.113% (undated) (4) (5) (6)	1,800	1,125
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014 (5)	3,000	3,002
ProLogis 5.625% 2015	525	480
Prudential Financial, Inc., Series D, 5.50% 2016	2,000	2,012
Prudential Holdings, LLC, Series C, 8.695% 2023 (5) (7)	3,000	3,737
PTS Acquisition Corp. 9.50% 2015 (5) (9)	3,460	2,820
Pulte Homes, Inc. 4.875% 2009	3,000	2,850
Pulte Homes, Inc. 7.875% 2011	1,000	965
QBE Capital Funding II LP 6.797% (undated) (5) (6)	3,250	2,949
Quebecor Media Inc. 7.75% 2016	2,075	1,904
Quebecor Media Inc. 7.75% 2016	1,325	1,216
R.H. Donnelley Corp. 8.875% 2017 (5)	4,045	2,548
Radio One, Inc. 6.375% 2013	950	689
Radio One, Inc., Series B, 8.875% 2011	2,890	2,334
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	1,904	1,764
Ras Laffan Liquefied Natural Gas III 5.838% 2027 (5) (7)	5,000	4,566

	Principal	Market
	amount	value
Bonds, notes & other debt instruments - 22.37%	(000)	(000)
Raytheon Co. 4.85% 2011	3,000	3,093
Realogy Corp. 10.50% 2014	2,275	1,541
Realogy Corp. 11.00% 2014 (9)	1,725	992
Realogy Corp., Term Loan B, 7.505% 2013 (6) (7) (8)	626	504
Realogy Corp., Term Loan, Letter of Credit, 8.24% 2013 (6) (7) (8)	168	136
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011 (4) (5)	6,860	6,238
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019 (4)	3,251	3,203
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034 (4)	7,280	5,970
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.251% 2036 (6)	4,773	3,591
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037 (4)	3,802	2,661
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	2,957	2,563
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	3,204	2,997
Residential Capital Corp. 8.375% 2010	3,250	1,649
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037 (6)	1,702	1,663
Rite Aid Corp. 6.125% 2008 (5)	1,375	1,337
Rockwood Specialties Group, Inc. 7.50% 2014	1,165	1,136
Rouse Co. 6.75% 2013 (5)	1,225	1,062
Royal Bank of Scotland Group PLC 6.99% (undated) (5) (6)	5,500	4,677
RSC Holdings III, LLC, Second Lien Term Loan B, 8.15% 2013 (6) (7) (8)	895	765
Rural Cellular Corp. 6.076% 2013 (6)	4,250	4,271
Rural Cellular Corp. 8.989% 2012 (6)	1,300	1,307
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	2,125	2,130
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033	1,000	1,030
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	4,858	4,968
Sanmina-SCI Corp. 8.125% 2016	5,500	4,895
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035 (4) (5)	4,000	3,901
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036 (4) (5)	335	302
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036 (4) (5)	335	302
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036 (4) (5)	335	302
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036 (4) (5)	335	302
SBC Communications Inc. 4.125% 2009	2,250	2,263
SBC Communications Inc. 5.10% 2014	1,125	1,119
Schwab Capital Trust I 7.50% 2037	1,500	1,399
Scottish Power PLC 5.375% 2015	1,500	1,506
Securitized Asset-backed Receivables LLC Trust, Series 2006-NC3, Class A-2B, 2.749% 2036 (6)	2,065	1,534
Seneca Gaming Corp. 7.25% 2012	2,100	1,990
Seneca Gaming Corp., Series B, 7.25% 2012	950	900
Sensata Technologies BV 8.00% 2014	3,010	2,664
Serena Software, Inc. 10.375% 2016	2,730	2,529
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	1,125	1,154
Sierra Pacific Resources 8.625% 2014	550	580
Simon Property Group, LP 5.875% 2017	1,500	1,424
SLM Corp., Series A, 5.00% 2015 (4)	5,000	3,725
Sprint Capital Corp. 8.75% 2032	5,355	4,535
Standard Pacific Corp. 5.125% 2009	1,002	877
Stater Bros. Holdings Inc. 8.125% 2012	3,425	3,451
Stone Container Corp. 8.375% 2012	500	455
Stoneridge, Inc. 11.50% 2012	2	2
Stora Enso Oyj 7.25% 2036 (5)	2,000	1,584
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036 (6)	5,823	4,557
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.918% 2036 (6)	13,263	9,779
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.924% 2036 (6)	1,993	1,617
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.503% 2027 (5) (6)	439	438
Sumitomo Mitsui Banking Corp. 5.625% (undated) (5) (6)	1,780	1,508
Sun Media Corp. 7.625% 2013	2,000	1,900
SunGard Data Systems Inc. 9.125% 2013	3,380	3,431
Surgical Care Affiliates, Inc. 8.875% 2015 (5) (9)	800	620
Target Corp. 6.00% 2018	3,000	3,077
Team Finance LLC and Health Finance Corp. 11.25% 2013	2,300	2,220
Telecom Italia Capital SA 7.20% 2036	4,000	3,789
Tenet Healthcare Corp. 6.375% 2011	2,185	1,983
Tenet Healthcare Corp. 7.375% 2013	2,090	1,876
Tenet Healthcare Corp. 9.25% 2015	2,265	2,129
Tenet Healthcare Corp. 9.875% 2014	2,550	2,480
Tenneco Automotive Inc. 8.625% 2014	3,865	3,817
TEPPCO Partners LP 7.00% 2067	2,025	1,740
Texas Competitive Electric Holdings Co. LLC 10.25% 2015 (5)	3,885	3,890
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015 (5)	4,685	4,691
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 6.596% 2014 (6) (7) (8)	1,347	1,229
TFM, SA de CV 9.375% 2012	2,500	2,594
THL Buildco, Inc. 8.50% 2014	4,480	3,338
Thomson Learning 0%/13.25% 2015 (5) (10)	940	677
Thomson Learning 10.50% 2015 (5)	2,150	1,860
TL Acquisitions, Inc., Term Loan B, 5.20% 2014 (6) (7) (8)	2,587	2,226
Toll Brothers Finance Corp. 5.95% 2013	500	480
Toll Brothers, Inc. 4.95% 2014	800	733
Toll Brothers, Inc. 5.15% 2015	315	285
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036 (4) (5)	4,000	3,921
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036 (4) (5)	1,460	1,327
Toys “R” Us, Inc. 7.625% 2011	2,505	2,048
TransCanada PipeLines Ltd. 6.35% 2067	3,230	2,860
Transcontinental Gas Pipe Line Corp. 7.25% 2026	1,575	1,622
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018 (5) (7)	1,245	1,288
Triton PCS, Inc. 8.50% 2013	5,800	6,068
TRW Automotive Inc. 7.00% 2014 (5)	1,250	1,159
TuranAlem Finance BV 8.25% 2037 (5)	1,750	1,386
TuranAlem Finance BV 8.50% 2015	4,750	3,948
Turkey (Republic of) 10.00% 2012 (4) (6) (12)	1,721	1,261
Turkey (Republic of) 16.00% 2012 (4)	1,650	1,155

	Principal		Market
	amount		value
Bonds, notes & other debt instruments - 22.37%	(000)		(000)
Turkey (Republic of) Treasury Bill 0% 2008 (4)	TRY 1,875		1,345
U.S. Treasury 3.375% 2008		6,500	6,580
U.S. Treasury 3.625% 2009		7,000	7,191
U.S. Treasury 3.625% 2013		15,000	15,843
U.S. Treasury 3.875% 2010		164,000	172,969
U.S. Treasury 4.50% 2009		3,000	3,096
U.S. Treasury 4.50% 2036		35,000	36,170
U.S. Treasury 4.875% 2012		91,000	100,477
U.S. Treasury 6.625% 2027		35,000	45,664
U.S. Treasury 7.25% 2016		2,000	2,570
U.S. Treasury 8.875% 2017		5,000	7,123
U.S. Treasury 9.25% 2016		2,000	2,851
UniCredito Italiano SpA 5.584% 2017 (5)		3,500	3,540
Union Pacific Corp. 5.70% 2018		3,000	2,988
Union Pacific Corp. 5.75% 2017		805	817
United Air Lines, Inc., Series 1996-A2, 7.87% 2019 (7) (11)		1,680	588
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010 (7)		78	77
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015 (7)		178	177
United Mexican States Government, Series MI10, 9.50% 2014	MXN	30,000	3,135
United States Steel Corp. 7.00% 2018		2,245	2,197
Univision Communications Inc. 7.85% 2011		475	424
Univision Communications Inc. 9.75% 2015 (5) (9)		11,555	7,049
Univision Communications, Inc., First Lien Term Loan B, 5.494% 2014 (6) (7) (8)		1,410	1,117
Univision Communications, Inc., Second Lien Term Loan B, 5.204% 2009 (6) (7) (8)		1,000	947
US Investigations Services, Inc. 10.50% 2015 (5)		3,100	2,542
US Investigations Services, Inc. 11.75% 2016 (5)		1,735	1,301
US Investigations Services, Inc., Term Loan B, 5.599% 2015 (6) (7) (8)		748	641
Verizon Communications Inc. 5.50% 2017		5,050	4,985
Viant Holdings Inc. 10.125% 2017 (5)		1,621	1,321
Vidéotron Ltée 6.375% 2015		1,000	880
Virginia Electric and Power Co., Series B, 5.95% 2017		1,750	1,846
Vitamin Shoppe Industries Inc. 10.565% 2012 (4) (6)		2,380	2,380
Vodafone Group PLC 6.15% 2037		3,500	3,273
VWR Funding, Inc. 10.25% 2015 (9)		4,025	3,763
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042 (6)		4,000	3,900
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.266% 2044 (6)		10,000	9,310
Wachovia Bank NA 6.60% 2038		4,875	4,531
Warner Music Group 7.375% 2014		2,500	1,938
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014 (5)		6,600	6,410
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035		6,123	5,299
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated) (4) (5) (6)		5,100	2,830
Washington Mutual Preferred Funding III Ltd. 6.895% (undated) (4) (5) (6)		7,100	4,011
Washington Mutual, Inc. 5.25% 2017 (4)		2,000	1,560
WDAC Intermediate Corp. 8.375% 2014 (4) (5)		1,675	1,307
WDAC Intermediate Corp. 8.50% 2014		€375	432
Wells Fargo & Co. 4.375% 2013		3,250	3,237
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037		9,582	8,416
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037 (4)		3,831	3,065
Wells Fargo Mortgage-backed Securities Trust, Series 2003-13, Class A-1, 4.50% 2018		13,088	12,603
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018		3,318	3,195
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033		5,961	5,957
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021		6,201	6,057
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.654% 2036 (6)		5,895	5,794
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010 (5)		3,500	3,433
William Lyon Homes, Inc. 10.75% 2013		3,200	1,680
William Lyon Homes, Inc. 7.50% 2014		1,000	495
Williams Companies, Inc. 7.875% 2021		2,125	2,314
Williams Companies, Inc. 8.75% 2032		8,695	10,086
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017		675	682
Windstream Corp. 8.125% 2013		2,225	2,197
Windstream Corp. 8.625% 2016		150	148
Yankee Candle Co., Inc., Series B, 8.50% 2015		2,425	1,970
Yankee Candle Co., Inc., Series B, 9.75% 2017		2,400	1,920
Young Broadcasting Inc. 10.00% 2011		3,367	2,130
ZFS Finance (USA) Trust V 6.50% 2067 (5)		3,000	2,712

Total bonds, notes and other debt instruments (cost: $2,061,341,000)			1,986,392

	Principal
	amount
Short-term securities - 12.27%	(000)
AT&T Inc. 2.68% due 5/7/2008 (5)	19,000	18,942
Coca-Cola Co. 2.13%-2.93% due 4/22-6/13/2008 (5)	$192,500	192,009
Colgate-Palmolive Co. 2.15% due 4/30/2008 (5)	20,200	20,164
E.I. duPont de Nemours and Co. 2.15% due 4/18/2008 (5)	38,000	37,959
Fannie Mae 1.70%-2.56% due 6/25-9/10/2008	40,300	40,069
Federal Home Loan Bank 2.10%-4.20% due 4/2-8/15/2008	166,371	165,683
Freddie Mac 2.08%-3.625% due 6/12-7/9/2008 (13)	40,900	40,682
General Electric Capital Corp. 2.50% due 4/1/2008	44,400	44,397
Hewlett-Packard Co. 2.82%-2.86% due 4/4-4/11/2008 (5)	69,500	69,457
John Deere Capital Corp. 2.94%-2.96% due 4/9-4/10/2008 (5)	35,300	35,272
Johnson & Johnson 2.30% due 6/27/2008 (5)	43,200	42,913
Medtronic Inc. 2.75% due 4/21/2008 (5)	29,000	28,953
Paccar Financial Corp. 4.10% due 4/10/2008	30,000	29,975
Park Avenue Receivables Co., LLC 2.70% due 4/15/2008 (5)	33,700	33,662

	Principal
	amount
Short-term securities - 12.27%	(000)
PepsiCo Inc. 2.08%-2.70% due 4/2-5/21/2008 (5)	77,800	77,687
Pfizer Inc. 1.95% due 9/12/2008 (5)	19,500	19,260
Procter & Gamle International Funding S.C.A. 2.08 due 5/30/2008 (5)	56,400	56,146
U.S. Treasury Bills 1.48%-2.39% due 4/15-9/18/2008	71,700	71,424
Union Bank of California, N.A. 3.86% due 4/17/2008	15,700	15,706
Variable Funding Capital Corp. 3.20%-3.21% due 4/3-4/7/2008 (5)	40,700	40,679
Wal-Mart Stores Inc. 2.75% due 4/29/2008 (5)	8,000	7,980

Total short-term securities (cost: $1,089,184,000)		1,089,019

Total investment securities (cost: $8,325,010,000)		8,861,127
Other assets less liabilities		15,688

Net assets		$8,876,815

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1)	Security did not produce income during the last 12 months.

(2)	The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.
Communications: Insert AffiliatesTableVIAA032008.xls

(3)	Purchased in a transaction exempt from registration under the securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
Communications: Insert PrivatePlacementTableVIAA032008.xls

(4)	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $810,859,000, which represented 9.13% of the net assets of the fund..

(5)	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $921,630,000, which represented 10.38% of the net assets of the fund.

(6)	Coupon rate may change periodically.

(7)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

(8)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $28,084,000, which represented .32% of the net assets of the fund.

(9)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

(10)	Step bond; coupon rate will increase at a later date.

(11)	Scheduled interest and/or principal payment was not received.

(12)	Index-linked bond whose principal amount moves with a government retail price index.

(13)	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
ADR = American Depositary Receipts

Statement of Investments
March 31, 2008 (Unaudited)
American Funds NVIT Bond Fund

	Shares	Value
MUTUAL FUNDS (99.3%)
Fixed Income Fund (99.3%)
American Funds Bond Fund	20,959,597	$232,022,742

Total Investments (Cost $239,293,709)(a) — 99.3%		232,022,742

Other assets in excess of liabilities — 0.7%		1,629,774

NET ASSETS — 100.0%		$233,652,516

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

American Funds Insurance Series Bond Fund
Investment portfolio, March 31, 2008

			unaudited
	Principal		Market
	amount		value
Bonds, notes & other debt instruments - 87.64%	(000)		(000)
Abbey National PLC 6.70% (undated) (2)		5,600	5,414
ABFC Trust, Series 2006-HE1, Class A-2C, 2.759% 2037 (2)		5,000	3,159
Abitibi-Consolidated Co. of Canada 5.25% 2008		$500	503
Abitibi-Consolidated Co. of Canada 6.00% 2013		460	225
Abitibi-Consolidated Co. of Canada 6.30% 2011 (2)		1,650	850
Abitibi-Consolidated Co. of Canada 8.375% 2015		7,215	3,752
Abitibi-Consolidated Finance LP 7.875% 2009		2,812	2,376
Abitibi-Consolidated Inc. 7.75% 2011		1,850	1,008
ABN AMRO Mortgage Corp., Series 2002-10, Class II-A-1, 5.00% 2018		$9,103	8,773
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016 (4)		3,920	3,896
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036 (4)		2,000	1,805
ACE INA Holdings Inc. 5.80% 2018		1,400	1,401
ACE INA Holdings Inc. 5.875% 2014		1,080	1,117
ACE INA Holdings Inc. 6.70% 2036		1,155	1,123
Advanta Capital Trust I, Series B, 8.99% 2026		500	326
AES Corp. 8.75% 2013 (4)		3,958	4,136
AES Corp. 9.375% 2010		4,769	5,067
AES Corp. 9.50% 2009		695	721
AES Ironwood, LLC 8.857% 2025 (1)		1,091	1,189
AES Red Oak, LLC, Series A, 8.54% 2019 (1)		852	857
AES Red Oak, LLC, Series B, 9.20% 2029 (1)		2,500	2,513
AIG SunAmerica Global Financing VII 5.85% 2008 (4)		1,000	1,005
Ainsworth Lumber Co. Ltd. 7.25% 2012		45	26
Albertson’s, Inc. 7.25% 2013		2,410	2,424
Albertson’s, Inc. 8.00% 2031		2,000	1,917
Alcoa Inc. 5.55% 2017		4,700	4,586
Algoma Steel Inc. 9.875% 2015 (4)		3,000	2,610
Allegheny Technologies, Inc. 8.375% 2011		500	534
Allied Waste North America, Inc. 6.875% 2017		2,000	1,970
Allied Waste North America, Inc. 7.25% 2015		2,000	2,008
Allied Waste North America, Inc., Series B, 5.75% 2011		1,000	983
Allied Waste North America, Inc., Series B, 6.125% 2014		2,750	2,668
Allied Waste North America, Inc., Series B, 6.50% 2010		1,000	1,005
Allied Waste North America, Inc., Series B, 7.375% 2014		1,000	989
Allison Transmission Holdings, Inc. 11.00% 2015 (4)		2,250	1,969
Allison Transmission Holdings, Inc., Term Loan B, 5.75% 2014 (1) (2) (5)		4,975	4,386
Allstate Corp., Series A, 6.50% 2067 (2)		3,000	2,478
Allstate Corp., Series B, 6.125% 2067 (2)		980	904
Ambac Financial Group, Inc. 6.15% 2087 (2)		640	244
AMC Entertainment Inc. 8.00% 2014		675	575
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012 (1)		1,310	1,235
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019 (1)		935	767
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012 (1)		1,559	1,542
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013 (1)		8,535	8,551
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012 (1)		1,850	1,776
American Express Centurion Bank 6.00% 2017		2,500	2,429
American Express Co. 6.15% 2017		1,500	1,496
American Express Co. 6.80% 2066 (2)		4,000	3,767
American General Finance Corp., Series J, 3.35% 2011 (2)		5,000	4,737
American General Finance Corp., Series J, 6.50% 2017		1,750	1,679
American General Finance Corp., Series J, 6.90% 2017		8,185	8,013
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037 (2)		9,632	7,223
American International Group, Inc., Series A-1, 6.25% 2087 (2)		2,835	2,303
American International Group, Inc., Series G, 5.85% 2018		1,650	1,622
American Media Operations, Inc. 8.875% 2011		3,030	2,015
American Media Operations, Inc. 8.875% 2011 (4)		110	73
American Standard Inc. 7.625% 2010		2,300	2,465
American Tower Corp. 7.00% 2017 (4)		1,650	1,658
American Tower Corp. 7.125% 2012		5,250	5,394
American Tower Corp. 7.50% 2012		4,500	4,624
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037 (3) (4)		2,000	1,863
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037 (4)		2,000	1,791
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037 (3) (4)		4,000	3,356
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037 (3) (4)		6,500	5,288
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013		2,795	2,360
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 2011		8,500	8,276
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-3-A, MBIA insured, 5.42% 2012		4,000	3,860
Americredit Prime Automobile Receivables Trust, Series 2007-2-M, ClassA-$-A, MBIA insured, 5.35% 2016		5,000	4,300
Amgen Inc. 4.00% 2009		2,500	2,526
AMR Corp. 10.00% 2021 (3)		1,200	646
AMR Corp. 10.20% 2020		1,345	948
AMR Corp. 9.00% 2016		1,500	1,058
AOL Time Warner Inc. 6.875% 2012		1,250	1,292
AOL Time Warner Inc. 7.625% 2031		10,635	11,154
ARAMARK Corp. 6.739% 2015 (2)		200	178
ARAMARK Corp. 8.50% 2015		2,175	2,191
ARAMARK Corp., Term Loan B, 4.571% 2014 (1) (2) (5)		3,202	2,995
ARAMARK Corp., Term Loan B, Letter of Credit, 4.571% 2014 (1) (2) (5)		76	71
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009 (4)		500	500
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011 (3) (4)		5,000	4,550
Argentina (Republic of) 1.933% 2012 (1) (2) (3)		4,000	2,119
Argentina (Republic of) 5.83% 2033 (1) (2) (3) (6) (7)	ARS	9,498	1,989
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014		$5,750	7,568
Ashtead Capital, Inc. 9.00% 2016 (4)		4,500	3,668
Ashtead Group PLC 8.625% 2015 (4)		1,000	805
Assurant, Inc. 5.625% 2014		765	752
Assured Guaranty US Holdings Inc., Series A, 6.40% 2066 (2) (3)		3,000	1,800
AstraZeneca PLC 5.40% 2012		4,500	4,752
AT&T Corp. 7.30% 2011 (2)		1,850	2,005
AT&T Inc. 5.50% 2018		11,335	11,119
AT&T Inc. 6.30% 2038		2,860	2,775
AT&T Wireless Services, Inc. 7.875% 2011		1,890	2,057
Atlas Copco AB 5.60% 2017 (4)		2,340	2,339
Atrium Companies, Inc., Term Loan B, 7.21% 2012 (1) (2) (5)		3,456	2,747
Austria (Republic of) 4.30% 2017		1,100	1,764
AXA SA 6.379% (undated) (2) (4)		3,360	2,716
AXA SA 6.463% (undated) (2) (4)		5,000	4,020
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011 (1) (4)		1,560	1,681
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013 (1) (4)		1,753	1,807
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036		870	891
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-4, 4.989% 2042 (2)		2,550	2,498

			unaudited
	Principal		Market
	amount		value
Bonds, notes & other debt instruments - 87.64%	(000)		(000)
Banco Mercantil del Norte, SA 6.135% 2016 (4)		$1,550	1,528
Banco Mercantil del Norte, SA 6.862% 2021 (2) (4)		900	831
Banco Santander-Chile 5.375% 2014 (4)		1,500	1,465
Bank of America Corp. 5.75% 2017		6,500	6,739
Bank of America Corp. 6.50% 2037		7,300	7,324
Barclays Bank PLC 5.926% (undated) (2) (3) (4)		1,445	1,176
Barclays Bank PLC 7.434% (undated) (2) (4)		15,645	14,168
Bayer AG 5.00% (undated) (2)		€7,030	9,577
Bayerische Hypo- und Vereinsbank AG 6.00% 2014		€1,635	2,544
BBVA International SA Unipersonal 5.919% (undated) (2) (3) (4)		3,600	2,754
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated) (2) (4)		500	507
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.926% 2036 (2)		6,362	4,453
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.122% 2033 (2)		608	598
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.963% 2034 (2)		792	773
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035 (2)		3,000	2,746
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035		750	769
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035		1,073	1,054
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042		3,000	2,960
Beazer Homes USA, Inc. 8.125% 2016		3,145	2,335
Beazer Homes USA, Inc. 8.625% 2011		$5,000	3,875
Belgium (Kingdom of), Series 40, 5.50% 2017		3,050	5,294
Belgium (Kingdom of), Series 49, 4.00% 2017		€10,980	17,094
Biogen Idec Inc. 6.00% 2013		7,750	7,850
BNP Paribas 7.195% (undated) (2) (4)		4,500	3,997
BNSF Funding Trust I 6.613% 2055 (2)		$685	624
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014		5,750	5,391
Boyd Gaming Corp. 6.75% 2014		1,000	825
Boyd Gaming Corp. 7.75% 2012		1,350	1,256
Brandywine Operating Partnership, LP 5.70% 2017		770	626
British Telecommunications PLC 5.15% 2013		4,000	3,946
British Telecommunications PLC 5.95% 2018		12,500	12,134
Building Materials Corp. of America 7.75% 2014		1,850	1,341
C10 Capital (SPV) Ltd. 6.722% (undated) (2) (4)		5,250	4,867
C5 Capital (SPV) Ltd. 6.196% (undated) (2) (4)		5,000	4,939
Cablevision Systems Corp., Series B, 8.00% 2012		1,000	978
Canadian Government 3.75% 2008	C$	10,150	9,907
Canadian Government 4.25% 2026 (2) (3) (7)		1,238	1,769
CanWest Media Inc., Series B, 8.00% 2012		8,253	7,881
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009		2,750	2,749
Capital One Auto Finance Trust, Series 2007-B, Class A-3-A, MBIA insured, 5.03% 2012		4,000	3,886
Capital One Financial Corp. 6.15% 2016 (3)		5,000	4,333
Capital One Multi-asset Execution Trust, Series 2004-4, Class C, 3.468% 2012 (2)		7,550	7,038
Capital One Multi-asset Execution Trust, Series 2005-1, Class C, 3.218% 2013 (2)		13,500	12,102
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014		3,320	3,397
Capmark Financial Group, Inc. 3.746% 2010 (2) (4)		6,750	4,474
Capmark Financial Group, Inc. 5.875% 2012 (4)		6,000	3,805
Capmark Financial Group, Inc. 6.30% 2017 (4)		6,550	3,933
Cardinal Health, Inc. 5.80% 2016		1,235	1,243
Carnival Corp. 6.15% 2008		750	751
Carrington Mortgage Loan Trust, Series 2006-NC2, Class A-2, 2.689% 2036 (2)		5,000	4,625
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A-5, 2.659% 2037 (2)		1,119	1,030
Catlin Insurance Ltd. 7.249% (undated) (2) (4)		13,110	10,959
CCH I, LLC and CCH I Capital Corp. 11.00% 2015		4,000	2,800
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013		4,425	3,806
Celestica Inc. 7.625% 2013		3,450	3,278
Celestica Inc. 7.875% 2011		6,750	6,666
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017 (4)		465	390
Centennial Communications Corp. 10.479% 2013 (2)		500	438
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013		2,000	1,985
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and Centennial Puerto Rico Operations Corp. 8.125% 2014 (2)		2,700	2,565
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 2023		1,500	1,412
Centex Corp. 5.25% 2015		2,340	1,816
Centex Corp. 5.70% 2014		890	726
Centex Corp. 6.50% 2016		2,840	2,375
Ceridian Corp. 11.25% 2015 (4)		3,900	3,344
Chancellor Media Corp. of Los Angeles 8.00% 2008		4,250	4,387
Charles Schwab Corp., Series A, 6.375% 2017		3,000	3,003
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 11.75% 2011		1,225	743
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011		425	311
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014 (4)		3,000	2,970
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012 (4)		6,200	5,719
Charter Communications Operating, LLC, Term Loan Facilities B, 5.26% 2014 (1) (2) (5)		10,125	8,582
Charter Communications Operating, LLC, Term Loan Facilities C, 8.50% 2014 (1) (2) (5)		5,000	4,868
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030		80	80
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030		611	612
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032		1,229	1,272
Chase Issuance Trust, Series 2005-7, Class A, 4.55% 2013		2,250	2,303
Chase Issuance Trust, Series 2007-A9, Class A, 2.848% 2014 (2)		11,500	11,031
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031		750	772
Chase Mortgage Finance Trust, Series 2003-S9, Class A-1, 5.00% 2018		6,259	6,114
Chevy Chase Bank, FSB 6.875% 2013		1,000	940
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018		4,545	4,439
CHL Mortgage Pass-Through Trust, Series 2004-J7, Class 3-A-1, 5.00% 2019		7,063	6,899
Chohung Bank 4.50% 2014 (2) (3)		1,030	1,011
Chubb Corp. 6.375% 2037 (2)		3,505	3,270
Cilcorp Inc. 8.70% 2009		1,000	1,058
Cincinnati Bell Inc. 7.25% 2013		3,750	3,703
Cinemark USA, Inc., Term Loan B, 4.82% 2013 (1) (2) (5)		836	755
Cinemark, Inc. 0%/9.75% 2014 (9)		1,000	905
CIT Group Inc. 3.524% 2011 (2)		5,000	3,706
CIT Group Inc. 5.40% 2013		4,000	3,207
CIT Group Inc. 5.65% 2017		2,255	1,751
CIT Group Inc. 6.10% 2067 (2)		4,625	2,063
CIT Group Inc. 6.875% 2009		2,500	2,142
Citibank Credit Card Issuance Trust, Class 2004-A7, 3.183% 2013 (2)		2,700	2,608
Citigroup Capital XXI 8.30% 2057 (2)		20,910	20,660
Citigroup Inc. 4.125% 2010		3,000	2,973
Citigroup Inc. 6.125% 2017		5,000	5,002
CitiMortgage Alternative Loan Trust, Series 2005-A1, Class IIA-1, 5.00% 2020		4,612	4,433
City National Corp. 5.125% 2013		1,500	1,478
Claire’s Stores, Inc. 9.25% 2015		1,675	1,059
Clear Channel Communications, Inc. 5.50% 2014		1,425	1,027
CNA Financial Corp. 5.85% 2014		625	619
CNA Financial Corp. 6.50% 2016		5,540	5,608
CNA Financial Corp. 6.60% 2008		1,736	1,762
CNA Financial Corp. 7.25% 2023		3,000	3,066
CoBank ACB 3.40% 2022 (2) (4)		21,925	16,756
Comcast Corp. 5.85% 2015		6,275	6,204
Comcast Corp. 6.30% 2017		3,380	3,427
Comcast Corp. 6.95% 2037		8,730	8,775

			unaudited
	Principal		Market
	amount		value
Bonds, notes & other debt instruments - 87.64%	(000)		(000)
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033		2,500	2,643
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038		4,000	3,698
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029 (3)		1,514	833
Constellation Energy Group, Inc. 4.55% 2015		1,080	995
Constellation Energy Group, Inc. 6.125% 2009		$1,800	1,849
Continental Airlines, Inc. 8.75% 2011		2,000	1,565
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019 (1)		3,126	3,009
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018 (1)		1,279	1,151
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019 (1)		1,858	1,834
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018 (1)		232	216
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020 (1)		1,169	1,127
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021 (1)		3,909	3,596
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022 (1)		2,545	2,546
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022 (1)		2,691	2,699
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012 (1)		3,570	3,542
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022 (1)		634	610
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011 (1)		1,000	976
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022 (1)		1,325	1,140
Corporación Andina de Fomento 5.75% 2017		$3,000	2,938
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035		2,529	2,265
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035		3,176	2,783
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035		1,386	1,308
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035		2,143	1,881
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035		1,779	1,664
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.522% 2035 (2)		1,383	949
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035		1,663	1,618
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020		4,331	4,017
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036		1,991	1,841
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036		2,552	2,229
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.877% 2047 (2)		3,505	2,453
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.956% 2047 (2)		1,433	1,003
Countrywide Financial Corp. 6.25% 2010	A$	1,200	882
Countrywide Financial Corp., Series A, 4.50% 2010		990	882
Countrywide Financial Corp., Series B, 3.602% 2012 (2) (3)		5,000	4,175
Countrywide Financial Corp., Series B, 5.80% 2012		6,275	5,690
Countrywide Home Loans, Inc. 5.875% 2008		£810	1,479
Countrywide Home Loans, Inc., Series H, 6.25% 2009		3,975	3,682
Countrywide Home Loans, Inc., Series K, 5.625% 2009		795	730
Countrywide Home Loans, Inc., Series L, 4.00% 2011		$883	788
Countrywide Home Loans, Inc., Series M, 4.125% 2009		$4,470	4,029
Coventry Health Care, Inc. 6.30% 2014		7,800	7,846
Cox Communications, Inc. 4.625% 2010		1,750	1,752
Cox Communications, Inc. 5.45% 2014		3,500	3,451
Cox Communications, Inc. 7.875% 2009		1,500	1,570
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012 (4)		2,944	2,953
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 2013 (4)		3,375	3,153
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 2037 (2)		1,500	1,293
Cricket Communications, Inc. 9.375% 2014		4,880	4,648
Cricket Communications, Inc. 9.375% 2014 (4)		2,700	2,572
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035 (4)		3,000	2,944
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035 (4)		6,300	5,996
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 2036 (4)		1,000	905
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036 (3) (4)		1,300	1,137
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036 (3) (4)		500	426
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040		139	139
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036		3,000	3,070
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037		1,680	1,740
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 2037 (4)		5,000	3,726
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-1A, 3.883% 2037		186	185
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037		2,000	1,920
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038		4,000	3,815
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040 (2)		7,000	6,830
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036 (3) (4)		2,225	1,539
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.658% 2039 (2)		1,225	1,233
CS First Boston Mortgage Securities Corp., Series 2007-5, Class 1-A-9, 7.00% 2037 (3)		6,550	4,585
CSAB Mortgage-backed Trust, Series 2007-1, Class 4-A-8, 7.00% 2037 (3)		4,284	2,913
CSC Holdings, Inc., Series B, 7.625% 2011		1,000	994
CSC Holdings, Inc., Series B, 8.125% 2009		3,750	3,797
CSX Corp. 6.25% 2015		5,000	5,077
CSX Corp. 7.45% 2038		7,500	7,724
CVS Caremark Corp. 6.943% 2030 (1) (3) (4)		7,553	7,635
CWHEQ Home Equity Loan Trust, Series 2007-S1, Class A-6, MBIA insured, 5.693% 2036 (2)		4,000	3,075
D.R. Horton, Inc. 5.25% 2015		4,700	3,925
D.R. Horton, Inc. 6.50% 2016		1,245	1,114
D.R. Horton, Inc. 7.875% 2011		1,100	1,071
D.R. Horton, Inc. 8.00% 2009		2,700	2,666
DAE Aviation Holdings, Inc. 11.25% 2015 (4)		8,255	8,172
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 6.45% 2014 (1) (2) (5)		4,316	4,173
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 6.99% 2014 (1) (2) (5)		4,287	4,145
DaimlerChrysler Financial Services Americas LLC, First Lien Term Loan, 6.80% 2012 (1) (2) (5)		2,632	2,197
DaimlerChrysler North America Holding Corp. 7.75% 2011		2,330	2,507
DaimlerChrysler North America Holding Corp. 8.00% 2010		3,000	3,214
Delek & Avner-Yam Tethys Ltd. 5.326% 2013 (1) (4)		3,012	3,093
Delphi Automotive Systems Corp. 6.50% 2009 (10)		7,500	2,475
Delphi Automotive Systems Corp. 6.55% 2006 (10)		500	160
Delphi Automotive Systems Corp. 7.125% 2029 (10)		1,750	560
Delphi Corp. 6.50% 2013 (10)		480	154
Delta Air Lines, Inc., Series 2000-1, Class A-1, 7.379% 2011 (1)		539	531
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012 (1)		8,627	8,600
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2012 (1)		1,000	935
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013 (1)		238	221
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024 (1)		1,568	1,562
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014 (1)		10,798	10,817
Deutsche Telekom International Finance BV 8.125% 2012 (2)		€835	1,434
Developers Diversified Realty Corp. 3.875% 2009		1,000	985
Developers Diversified Realty Corp. 4.625% 2010		1,000	960
Development Bank of Singapore Ltd. 7.875% 2009 (4)		4,000	4,217
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010		750	733
Dex Media, Inc., Series B, 0%/9.00% 2013 (9)		1,400	1,015
Dex Media, Inc., Series B, 0%/9.00% 2013 (9)		1,250	906
Dex Media, Inc., Series B, 8.00% 2013		1,250	919
Digicel Group Ltd. 8.875% 2015 (4)		2,000	1,675
Dillard Department Stores, Inc. 9.125% 2011		1,400	1,351
Dillard’s, Inc. 6.625% 2008		700	702
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013		2,275	2,318
Discover Card Master Trust I, Series 2007-3, Class B1, 2.948% 2010 (2)		4,000	3,685
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032		459	462
Dollar General Corp. 10.625% 2015		1,050	1,019
Dollar General Corp. 11.875% 2017 (6)		1,150	1,012
Dominican Republic 9.04% 2018 (1) (4)		$1,093	1,167

			unaudited
	Principal		Market
	amount		value
Bonds, notes & other debt instruments - 87.64%	(000)		(000)
Domtar Corp. 5.375% 2013		$500	440
Domtar Corp. 7.125% 2015		1,500	1,421
Downey Financial Corp. 6.50% 2014		4,500	3,914
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013 (4)		4,000	3,863
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 5.302% 2009 (4)		1,051	1,051
Drivetime Auto Owner Trust, Series 2006-B, Class A-3, MBIA insured, 5.227% 2012 (2) (4)		4,500	4,361
Drummond Co., Inc. 7.375% 2016 (4)		2,545	2,341
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015		100	104
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013		2,325	2,377
E*TRADE Financial Corp. 7.375% 2013		2,000	1,430
E*TRADE Financial Corp. 7.875% 2015		1,050	751
E*TRADE Financial Corp. 8.00% 2011		3,075	2,583
Edcon Pty Ltd. 7.856% 2014 (2)		€6,000	6,301
Edison Mission Energy 7.00% 2017		4,050	4,050
Edison Mission Energy 7.20% 2019		5,250	5,211
Edison Mission Energy 7.625% 2027		4,500	4,253
Edison Mission Energy 7.75% 2016		6,000	6,210
Education Management LLC and Education Management Finance Corp. 8.75% 2014		650	553
El Paso Natural Gas Co. 5.95% 2017		1,500	1,479
El Salvador (Republic of) 7.65% 2035 (4)		580	618
Elan Finance PLC and Elan Finance Corp. 7.201% 2013 (2)		2,440	2,135
Electronic Data Systems Corp., Series B, 6.50% 2013 (2)		1,500	1,488
Embarq Corp. 6.738% 2013		5,000	4,840
Enbridge Energy Partners, LP 6.5% 2018 (4)		7,940	7,898
Enterprise Products Operating LP 5.65% 2013		3,375	3,372
Enterprise Products Operating LP 6.5% 2019		2,380	2,377
Enterprise Products Operating LP 7.034% 2068 (2)		1,840	1,565
Enterprise Products Operating LP 8.375% 2066 (2)		3,160	3,080
Enterprise Products Operating LP, Series B, 5.00% 2015		1,055	1,009
ERP Operating LP 4.75% 2009		1,000	999
ERP Operating LP 6.584% 2015		2,500	2,389
ERP Operating LP 6.625% 2012		2,000	2,034
European Investment Bank 6.125% 2017	A$	9,110	7,929
Exelon Generation Co., LLC 6.95% 2011		1,300	1,380
Exodus Communications, Inc. 11.625% 2010 (3) (10)		376	—
Fannie Mae 10.00% 2018		8	10
Fannie Mae 4.443% 2038 (2)		4,430	4,446
Fannie Mae 4.50% 2035		4,205	4,056
Fannie Mae 4.522% 2038 (2)		1,788	1,801
Fannie Mae 4.625% 2013		20,000	20,343
Fannie Mae 5.00% 2035		2,846	2,823
Fannie Mae 5.25% 2012		26,000	27,165
Fannie Mae 5.325% 2038 (2)		2,647	2,699
Fannie Mae 5.386% 2037 (2)		9,999	10,175
Fannie Mae 5.50% 2011		5,000	5,402
Fannie Mae 5.50% 2021		1,578	1,618
Fannie Mae 5.50% 2027		10,045	10,200
Fannie Mae 5.50% 2033		15,887	16,122
Fannie Mae 5.50% 2035		1,325	1,341
Fannie Mae 5.50% 2036		4,049	4,093
Fannie Mae 5.50% 2037		11,362	11,480
Fannie Mae 6.00% 2021		663	684
Fannie Mae 6.00% 2026		3,214	3,310
Fannie Mae 6.00% 2027		21,118	21,697
Fannie Mae 6.00% 2036		8,931	9,159
Fannie Mae 6.00% 2037		13,082	13,415
Fannie Mae 6.00% 2037		13,052	13,383
Fannie Mae 6.00% 2037		4,604	4,721
Fannie Mae 6.00% 2037		3,968	4,069
Fannie Mae 6.00% 2037		3,994	4,063
Fannie Mae 6.173% 2037 (2)		15,339	15,798
Fannie Mae 6.50% 2037		10,000	10,370
Fannie Mae 6.50% 2037		4,243	4,372
Fannie Mae 6.50% 2037		4,155	4,281
Fannie Mae 6.50% 2037		2,933	3,041
Fannie Mae 6.50% 2038		4,825	4,972
Fannie Mae 7.00% 2037		12,870	13,522
Fannie Mae 7.00% 2037		7,469	7,773
Fannie Mae 7.00% 2037		5,072	5,278
Fannie Mae 7.00% 2037		4,446	4,627
Fannie Mae 7.00% 2037		3,301	3,435
Fannie Mae 7.00% 2038		3,574	3,719
Fannie Mae 7.00% 2038		1,345	1,413
Fannie Mae 7.50% 2031		24	26
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010		12,250	13,420
Fannie Mae, Series 2001-20, Class C, 12.041% 2031 (2)		65	74
Fannie Mae, Series 2001-4, Class GA, 10.22% 2025 (2)		119	135
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041		102	108
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041		112	120
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011		5,000	5,343
Fannie Mae, Series 2001-T6B, 6.088% 2011		6,750	7,140
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042		145	156
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028		147	160
Federal Home Loan Bank 5.625% 2016		10,000	10,427
Federated Retail Holdings, Inc. 5.35% 2012		5,056	4,822
Federated Retail Holdings, Inc. 5.90% 2016		9,780	8,706
Fifth Third Bancorp 8.25% 2038		3,000	3,065
Fifth Third Capital Trust IV 6.50% 2067 (2) (3)		11,900	8,270
First Data Corp., Term Loan B2, 5.349% 2014 (1) (2) (5)		4,975	4,493
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036		3,094	2,935
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035		1,338	1,297
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034		453	455
Ford Motor Co. 6.50% 2018		555	375
Ford Motor Co. 8.875% 2022		315	246
Ford Motor Co., Term Loan B, 5.80% 2013 (1) (2) (5)		5,210	4,290
Ford Motor Credit Co. 7.127% 2012 (2)		6,670	4,938
Ford Motor Credit Co. 7.25% 2011		2,425	1,993
Ford Motor Credit Co. 8.00% 2016		8,275	6,487
Ford Motor Credit Co. 9.75% 2010 (2)		9,250	8,244
France Télécom 7.75% 2011 (2)		1,500	1,628
Freddie Mac 4.00% 2015		1,623	1,584
Freddie Mac 4.679% 2038 (2)		5,530	5,560
Freddie Mac 4.78% 2037 (2)		3,353	3,393
Freddie Mac 4.952% 2038 (2)		1,513	1,529
Freddie Mac 5.00% 2035		5,403	5,360
Freddie Mac 5.00% 2035		5,224	5,182
Freddie Mac 5.00% 2038		27,819	27,560
Freddie Mac 5.00% 2038		10,000	9,907
Freddie Mac 5.00% 2038		7,755	7,676
Freddie Mac 5.00% 2038		5,690	5,640

		unaudited
	Principal	Market
	amount	value
Bonds, notes & other debt instruments - 87.64%	(000)	(000)
Freddie Mac 5.00% 2038	5,011	4,965
Freddie Mac 5.00% 2038	4,620	4,577
Freddie Mac 5.25% 2011	30,500	32,799
Freddie Mac 5.50% 2035	2,574	2,603
Freddie Mac 5.50% 2035	2,555	2,584
Freddie Mac 5.50% 2037	6,877	6,950
Freddie Mac 5.50% 2038	16,829	17,007
Freddie Mac 5.50% 2038	2,220	2,241
Freddie Mac 5.732% 2037 (2)	5,631	5,784
Freddie Mac 5.889% 2037 (2)	1,723	1,769
Freddie Mac 6.00% 2036	51,748	53,117
Freddie Mac 6.00% 2037	70,885	72,760
Freddie Mac 6.00% 2037	67,752	69,544
Freddie Mac 6.00% 2037	52,706	54,104
Freddie Mac 6.00% 2037	32,918	33,789
Freddie Mac 6.00% 2037	20,000	20,529
Freddie Mac 6.00% 2037	13,183	13,532
Freddie Mac 6.00% 2037	9,856	10,117
Freddie Mac 6.00% 2037	7,833	8,040
Freddie Mac 6.00% 2037	6,522	6,695
Freddie Mac 6.00% 2037	3,879	3,982
Freddie Mac 6.00% 2038	1,965	2,017
Freddie Mac 6.50% 2037	19,567	20,194
Freddie Mac 7.00% 2037	4,206	4,373
Freddie Mac 7.00% 2037	3,481	3,619
Freddie Mac 7.00% 2037	1,779	1,849
Freddie Mac 7.00% 2037	1,196	1,244
Freddie Mac, Series 3061, Class PN, 5.50% 2035	1,798	1,855
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	3,086	2,505
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	2,678	2,081
Freddie Mac, Series 3257, Class PA, 5.50% 2036	7,174	7,373
Freddie Mac, Series 3318, Class JT, 5.50% 2037	5,314	5,427
Freddie Mac: 5.75% 2012	40,000	43,893
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	1,675	1,771
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	2,975	3,165
Freescale Semiconductor, Inc. 10.125% 2016	50	34
Freescale Semiconductor, Inc. 6.675% 2014 (2)	2,500	1,738
Freescale Semiconductor, Inc. 8.875% 2014	8,350	6,576
Freescale Semiconductor, Inc. 9.125% 2014 (6)	2,650	1,948
Freescale Semiconductor, Inc., Term Loan B, 4.869% 2013 (1) (2) (5)	1,290	1,094
French Government O.A.T. Eurobond 4.75% 2035	5,190	8,317
Gaz Capital SA 6.51% 2022 (4)	8,940	7,990
Gaz Capital SA 7.288% 2037 (4)	3,000	2,751
Gaz Capital SA, Series 9, 6.51% 2022	1,750	1,564
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045 (2)	3,000	2,959
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.338% 2044 (2)	1,000	943
General Electric Capital Corp., Series A, 3.432% 2018 (2)	1,000	937
General Electric Capital Corp., Series A, 3.475% 2026 (2)	6,400	5,342
General Electric Capital Corp., Series A, 5.625% 2017	2,250	2,307
General Electric Co. 5.00% 2013	1,250	1,296
General Electric Co. 5.25% 2017	1,500	1,501
General Motors Acceptance Corp. 5.276% 2014 (2)	5,000	3,345
General Motors Acceptance Corp. 6.625% 2012	5,000	3,786
General Motors Acceptance Corp. 6.75% 2014	1,500	1,063
General Motors Acceptance Corp. 6.875% 2012	7,000	5,324
General Motors Acceptance Corp. 7.00% 2012	4,390	3,341
General Motors Acceptance Corp. 7.25% 2011	11,670	9,194
General Motors Corp. 7.125% 2013	10,250	7,918
General Motors Corp. 7.20% 2011	4,000	3,350
General Motors Corp. 7.25% 2013	€1,000	1,255
General Motors Corp. 8.375% 2033	890	632
General Motors Corp. 8.80% 2021	$19,470	14,846
General Motors Corp. 9.40% 2021	1,000	765
Genworth Financial, Inc. 6.15% 2066 (2)	6,500	5,438
Georgia-Pacific Corp. 8.125% 2011	500	499
Georgia-Pacific Corp., First Lien Term Loan B, 4.74% 2012 (1) (2) (5)	1,002	933
German Government 3.50% 2016	1,665	2,569
German Government 3.75% 2013	€8,170	12,995
German Government, Series 6, 4.00% 2016	13,920	22,139
Glen Meadow Pass Through Trust 6.505% 2067 (2) (3) (4)	7,550	5,943
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	3,724	3,817
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037 (2)	4,500	2,282
Goldman Sachs Group, Inc. 6.15% 2018	2,750	2,751
Goldman Sachs Group, Inc. 6.75% 2037	4,590	4,283
Goodyear Tire & Rubber Co. 8.663% 2009 (2)	1,375	1,373
Graham Packaging Co., LP and GPC Capital Corp. 9.875% 2014	2,000	1,690
Graphic Packaging International, Inc. 8.50% 2011	3,475	3,432
Grupo Posadas, SA de CV 8.75% 2011 (4)	4,000	4,170
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.113% 2030 (2)	1,000	1,005
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.113% 2030 (2)	1,250	1,257
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	7,159	7,067
Gulfstream Natural Gas 6.19% 2025 (4)	1,220	1,173
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 3.336% 2045 (2)	703	559
Harrah’s Operating Co., Inc. 5.50% 2010	4,500	3,960
Harrah’s Operating Co., Inc. 5.625% 2015	1,000	585
Hartford Financial Services Group, Inc. 6.30% 2018	2,160	2,168
Hawaiian Telcom Communications, Inc. 10.318% 2013 (2)	2,195	1,152
Hawaiian Telcom Communications, Inc. 9.75% 2013	2,870	1,564
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	1,125	411
HBOS PLC 5.375% (undated) (2) (3) (4)	7,750	6,335
HBOS PLC 6.657% (undated) (2) (4)	2,500	1,791
HCA Inc. 9.125% 2014	580	599
HCA Inc. 9.25% 2016	680	707
HCA Inc. 9.625% 2016 (6)	680	707
HCA Inc., Term Loan B, 4.946% 2013 (1) (2) (5)	7,426	6,847
HealthSouth Corp. 10.75% 2016	6,715	7,084
HealthSouth Corp. 10.829% 2014 (2)	8,180	7,935
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011 (4)	2,000	1,844
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015 (4)	5,000	5,569
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 2.699% 2037 (2) (3)	1,932	676
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	3,500	3,575
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	4,750	4,841
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	6,750	7,006
Hospitality Properties Trust 5.625% 2017	5,155	4,141
Hospitality Properties Trust 6.30% 2016	1,300	1,153
Hospitality Properties Trust 6.70% 2018	3,530	3,029
Hospitality Properties Trust 6.75% 2013	1,500	1,476
Hospitality Properties Trust 6.85% 2012	340	321
Host Hotels & Resorts, LP, Series S, 6.875% 2014	3,000	2,872
Host Marriott, LP, Series K, 7.125% 2013	1,500	1,477

			unaudited
	Principal		Market
	amount		value
Bonds, notes & other debt instruments - 87.64%	(000)		(000)
Host Marriott, LP, Series M, 7.00% 2012		4,050	3,979
HSBC Holdings PLC 6.50% 2037		6,960	6,623
HSBK (Europe) BV 7.25% 2017 (4)		13,760	12,105
HSBK (Europe) BV 7.75% 2013		3,125	2,995
HSBK (Europe) BV 7.75% 2013 (4)		505	484
Humana Inc. 6.45% 2016		1,500	1,523
Hutchison Whampoa International Ltd. 6.50% 2013 (4)		6,750	6,883
Hutchison Whampoa International Ltd. 7.00% 2011 (4)		500	530
Idearc Inc. 8.00% 2016		7,450	4,861
ILFC E-Capital Trust II 6.25% 2065 (2) (4)		6,365	5,696
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037 (3)		3,004	2,103
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037 (3)		8,347	5,843
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037 (3)		7,962	5,574
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.366% 2036 (2)		4,871	3,706
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.838% 2036 (2) (3)		5,137	4,256
Intelsat (Bermuda), Ltd. 0%/9.25% 2015 (9)		1,200	1,026
Intelsat (Bermuda), Ltd. 8.25% 2013		1,775	1,797
Intelsat (Bermuda), Ltd. 9.25% 2016		2,000	2,025
Intelsat Corp. 9.00% 2016		2,500	2,531
Intelsat, Ltd. 6.50% 2013		3,000	1,965
International Lease Finance Corp., Series R, 5.40% 2012		2,500	2,468
International Lease Finance Corp., Series R, 5.625% 2013		6,875	6,740
International Lease Finance Corp., Series R, 5.65% 2014		2,500	2,404
International Paper Co. 5.85% 2012		520	521
Ireland Government 4.50% 2018		€1,100	1,772
ISA Capital do Brasil SA 7.875% 2012 (4)		625	647
ISA Capital do Brasil SA 8.80% 2017 (4)		6,500	6,793
Israel Electric Corp. Ltd. 7.70% 2018 (4)		500	594
Israeli Government 5.50% 2017 (3)		19,200	5,337
Israeli Government 6.50% 2016 (3)		70,755	21,138
Israeli Government 7.50% 2014 (3)	ILS	35,117	11,068
iStar Financial, Inc. 5.375% 2010		3,500	2,766
iStar Financial, Inc. 6.00% 2010		750	585
iStar Financial, Inc., Series B, 5.125% 2011		1,000	770
J.C. Penney Co., Inc. 8.00% 2010		6,655	6,948
J.C. Penney Co., Inc. 9.00% 2012		2,485	2,736
J.C. Penney Corp., Inc. 5.75% 2018		2,940	2,719
J.P. Morgan Chase & Co. 4.891% 2015 (2)		5,300	5,121
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-LN1, Class H, 5.508% 2037 (2) (3) (4)		2,000	1,263
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.317% 2037 (2)		4,000	3,889
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046		3,500	3,466
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042		2,540	2,510
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043 (2)		1,650	1,635
Jabil Circuit, Inc. 5.875% 2010		3,060	3,024
Jabil Circuit, Inc. 8.25% 2018 (4)		6,000	5,820
Japanese Government 0.90% 2008		¥1,142,400	11,471
Japanese Government 1.30% 2011		1,114,000	11,395
Japanese Government 1.50% 2014		720,000	7,521
Japanese Government 1.70% 2016		4,070,450	42,848
Japanese Government 1.70% 2017		218,050	2,282
Japanese Government 1.80% 2008		1,173,050	11,782
Japanese Government 2.30% 2035		637,700	6,307
Jefferson Smurfit Corp. (U.S.) 7.50% 2013		2,800	2,422
Jefferson Smurfit Corp. (U.S.) 8.25% 2012		2,000	1,813
John Deere Capital Corp. 4.50% 2013		499	499
John Deere Capital Corp. 5.40% 2011		2,000	2,104
JPMorgan Chase & Co. 6.00% 2018		2,000	2,089
JPMorgan Chase Bank NA 6.00% 2017		2,250	2,349
JPMorgan Chase Capital XX, Series T, 6.55% 2066		2,500	2,194
JPMorgan Chase Capital XXI, Series U, 4.062% 2037 (2)		7,500	5,556
JPMorgan Chase Capital XXV, Series Y, 6.80% 2037		2,300	2,108
JSG Funding PLC 7.75% 2015		2,000	1,760
K. Hovnanian Enterprises, Inc. 6.00% 2010		3,225	2,112
K. Hovnanian Enterprises, Inc. 6.25% 2015		2,980	2,012
K. Hovnanian Enterprises, Inc. 6.25% 2016		2,190	1,489
K. Hovnanian Enterprises, Inc. 6.50% 2014		1,545	1,051
K. Hovnanian Enterprises, Inc. 7.50% 2016		1,780	1,246
K. Hovnanian Enterprises, Inc. 8.625% 2017		5,625	4,359
Kabel Deutschland GmbH 10.625% 2014		2,625	2,589
Kansas City Southern Railway Co. 7.50% 2009		4,200	4,284
Kansas City Southern Railway Co. 9.50% 2008		1,850	1,885
Kazkommerts International BV 7.00% 2009 (4)		500	473
Kazkommerts International BV 7.875% 2014 (4)		800	664
Kazkommerts International BV 8.00% 2015		1,300	1,035
Kazkommerts International BV 8.00% 2015 (4)		1,250	995
Kazkommerts International BV, Series 4, 7.50% 2016		2,000	1,505
KB Home 5.875% 2015		1,630	1,418
KB Home 6.25% 2015		3,735	3,329
KfW 1.35% 2014		¥564,000	5,771
KfW 6.25% 2012	A$	8,000	7,070
Kimco Realty Corp. 5.70% 2017		5,000	4,553
Kimco Realty Corp. 6.00% 2012		500	496
Kimco Realty Corp., Series C, 4.82% 2014		2,500	2,432
Kinder Morgan Energy Partners LP 6.00% 2017		380	379
Kinder Morgan Energy Partners LP 6.50% 2037		900	838
Kinder Morgan Energy Partners LP 6.75% 2011		2,000	2,097
Koninklijke Philips Electronics NV 4.625% 2013		4,300	4,327
Koninklijke Philips Electronics NV 6.875% 2038		10,000	10,702
Korea Development Bank 5.30% 2013		4,500	4,616
Kraft Foods Inc. 6.125% 2018		1,575	1,577
Kroger Co. 6.40% 2017		4,130	4,366
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (4)		2,321	2,252
Lazard Group LLC 7.125% 2015		3,010	2,932
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025		489	510
Lehman Brothers Holdings Inc. 5.625% 2013		5,400	5,256
Lehman Brothers Holdings Inc. 6.50% 2017 (3)		6,340	6,270
Lehman Mortgage Trust, Series 2007-6, Class 2-A1, 6.89% 2037 (2)		5,483	4,661
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037		2,074	1,831
Lehman Mortgage Trust, Series 2007-8, Class 3-A1, 7.25% 2037		2,002	1,811
Level 3 Financing, Inc. 9.25% 2014		2,500	2,056
Liberty Media Corp. 7.75% 2009		1,750	1,762
Liberty Media Corp. 7.875% 2009		2,200	2,219
Liberty Media Corp. 8.25% 2030		2,375	2,005
Liberty Mutual Group Inc. 6.50% 2035 (4)		435	399
Liberty Mutual Group Inc. 7.50% 2036 (4)		4,875	4,631
Liberty Mutual Group Inc., Series A, 7.80% 2087 (4)		4,995	4,222
Lincoln National Corp. 5.65% 2012		3,250	3,317
Lincoln National Corp. 7.00% 2066 (2)		5,620	5,161
Lloyds TSB Group PLC 6.267% (undated) (2) (4)		5,000	3,841
Loews Corp. 6.00% 2035		1,800	1,630

			unaudited
	Principal		Market
	amount		value
Bonds, notes & other debt instruments - 87.64%	(000)		(000)
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-3, FSA insured, 5.17% 2011		5,000	4,938
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013		3,750	3,713
LUKOIL International Finance BV 6.656% 2022 (4)		6,100	5,360
Malaysian Government 3.718% 2012		17,800	5,622
Malaysian Government 3.756% 2011		8,000	2,526
Malaysian Government 3.814% 2017		32,810	10,266
Malaysian Government 3.869% 2010	MYR	27,435	8,657
Malaysian Government 4.262% 2016		20,900	6,763
Mangrove Bay Pass Through Trust 6.102% 2033 (2) (3) (4)		390	195
Marathon Oil Corp. 5.90% 2018		5,000	5,035
Marriott International, Inc., Series J, 5.625% 2013		5,000	4,832
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014		2,500	2,313
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016		2,750	2,218
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013		5,250	5,358
MDC Holdings, Inc. 5.50% 2013		1,750	1,668
Merrill Lynch & Co., Inc. 5.45% 2013		10,000	9,849
Merrill Lynch & Co., Inc. 6.11% 2037		3,970	3,147
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031		1,182	1,211
Merrill Lynch Mortgage Investors, Inc., Series 2006-RM1, Class A-2B, 5.45% 2037 (2)		1,360	1,254
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 2038 (2)		2,000	1,897
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.658% 2039 (2)		3,160	3,081
MetLife, Inc. 5.50% 2014		2,044	2,078
MetroPCS Wireless, Inc. 9.25% 2014		$225	208
MGM MIRAGE 5.875% 2014		1,700	1,462
MGM MIRAGE 6.00% 2009		4,750	4,738
MGM MIRAGE 6.75% 2012		4,000	3,730
MGM MIRAGE 6.75% 2013		1,250	1,156
Michaels Stores, Inc. 0%/13.00% 2016 (9)		750	345
Michaels Stores, Inc. 10.00% 2014		8,950	7,876
Michaels Stores, Inc. 11.375% 2016		750	593
Michaels Stores, Inc., Term Loan B, 5.438% 2013 (1) (2) (5)		2,233	1,879
MidAmerican Energy Co. 5.30% 2018		4,000	4,004
MidAmerican Energy Holdings Co. 5.75% 2018 (4)		5,000	5,059
MidAmerican Energy Holdings Co. 6.125% 2036		1,500	1,455
MidAmerican Energy Holdings Co., Series D, 5.00% 2014		2,200	2,161
Midwest Generation, LLC, Series B, 8.56% 2016 (1)		1,586	1,721
Mirant Americas Generation, Inc. 8.30% 2011		1,400	1,435
Mohegan Tribal Gaming Authority 6.375% 2009		5,250	5,276
Mohegan Tribal Gaming Authority 7.125% 2014		3,300	2,723
Monumental Global Funding III 5.25% 2014 (4)		2,000	2,008
Morgan Stanley 10.09% 2017 (3)	BRL	3,000	1,448
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030		434	433
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035		965	973
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.683% 2034 (2) (3)		1,707	1,645
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2-A-3, 5.425% 2036 (2)		4,958	3,542
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.638% 2037 (2)		4,207	3,096
Mylan Inc., Term Loan B, 6.25% 2014 (1) (2) (5)		2,594	2,513
National Grid PLC 6.30% 2016		2,315	2,382
National Grid Transco PLC 4.375% 2020		€1,290	1,713
National Rural Utilities Cooperative Finance Corp. 5.45% 2018		8,500	8,509
National Semiconductor Corp. 6.15% 2012		4,500	4,600
Nationwide Financial Services, Inc. 6.75% 2067 (2)		5,155	4,302
Nationwide Mutual Insurance Co. 7.875% 2033 (4)		515	522
Neenah Paper, Inc. 7.375% 2014		2,325	2,046
Neiman Marcus Group, Inc. 9.00% 2015 (6)		1,900	1,910
Netherlands Government Eurobond 4.25% 2013		€6,780	10,967
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015		150	148
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016		1,450	1,432
New York Life Global Funding 3.875% 2009 (4)		$2,250	2,267
Newfield Exploration Co. 6.625% 2014		1,000	990
Newfield Exploration Co. 6.625% 2016		1,250	1,231
NewPage Corp. 10.00% 2012 (4)		3,500	3,570
News America Holdings Inc. 8.25% 2018		4,885	5,700
News America Holdings Inc. 9.25% 2013		2,500	2,904
News America Inc. 4.75% 2010		2,000	2,012
News America Inc. 6.65% 2037 (4)		5,400	5,463
News America Inc. 6.75% 2038		1,000	1,050
Nextel Communications, Inc., Series D, 7.375% 2015		17,740	13,669
Nextel Communications, Inc., Series E, 6.875% 2013		16,720	13,219
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016 (9)		4,200	2,678
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014		5,300	5,300
Nielsen Finance LLC, Term Loan B, 5.346% 2013 (1) (2) (5)		2,992	2,705
Norske Skogindustrier ASA 7.625% 2011 (4)		$2,500	2,072
North Front Pass Through Trust 5.81% 2024 (2) (3) (4)		3,125	2,500
Northern Rock PLC 5.60% (undated) (2) (3) (4)		1,800	1,035
Northern Rock PLC 5.625% 2017 (4)		3,000	3,153
Northern Rock PLC 6.594% (undated) (2) (3) (4)		4,400	2,530
Northwest Airlines, Inc., Term Loan A, 4.45% 2018 (1) (2) (5)		9,432	8,348
NRG Energy, Inc. 7.25% 2014		725	718
NRG Energy, Inc. 7.375% 2016		4,675	4,593
NTELOS Inc., Term Loan B, 5.27% 2011 (1) (2) (5)		2,425	2,325
NTL Cable PLC 8.75% 2014		2,675	2,414
NTL Cable PLC 8.75% 2014		€1,000	1,362
NTL Cable PLC 9.75% 2014		£700	1,182
NXP BV and NXP Funding LLC 7.008% 2013 (2)		8,025	6,651
NXP BV and NXP Funding LLC 7.875% 2014		5,600	5,152
NXP BV and NXP Funding LLC 8.625% 2015		€3,000	3,517
NXP BV and NXP Funding LLC 9.50% 2015		$12,000	9,900
Nykredit 4.00% 2035	DKr	58,368	11,087
ORIX Corp. 5.48% 2011		6,440	6,241
Overseas Shipholding Group, Inc. 8.25% 2013		1,525	1,538
Owens-Brockway Glass Container Inc. 6.75% 2014		€1,250	1,885
Panama (Republic of) Global 6.70% 2036 (1)		3,450	3,528
Panama (Republic of) Global 7.125% 2026		390	423
Panama (Republic of) Global 9.375% 2029		500	660
Pemex Project Funding Master Trust 6.625% 2035		2,000	2,072
Petroleum Export Ltd., Class A-3, 5.265% 2011 (1) (4)		2,993	3,006
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012		3,000	3,043
Plastipak Holdings, Inc. 8.50% 2015 (4)		2,000	1,830
Plum Creek Timberlands, LP 5.875% 2015		185	192
PNC Funding Corp. 3.444% 2014 (2)		5,000	4,707
PNC Funding Corp., Series I, 6.517% (undated) (2) (3) (4)		4,700	3,172
PNC Funding Corp., Series II, 6.113% (undated) (2) (3) (4)		2,500	1,562
Polar Tankers, Inc. 5.951% 2037 (1) (4)		2,250	2,195
Polish Government 5.25% 2017		25,590	10,943
Polish Government 6.00% 2009		37,190	16,666
Polish Government, Series 608, 5.75% 2008	PLN	24,070	10,814
Premcor Refining Group Inc. 6.75% 2011		1,250	1,336
ProLogis 5.50% 2012		2,500	2,508
Protective Life Insurance Co., Series 2005-C, 4.85% 2010		2,250	2,222

			unaudited
	Principal		Market
	amount		value
Bonds, notes & other debt instruments - 87.64%	(000)		(000)
Providian Master Note Trust, Series 2006-B1A, Class B-1, 5.35% 2013 (4)		6,000	5,708
Prudential Holdings, LLC, Series C, 8.695% 2023 (1) (4)		1,250	1,557
PTS Acquisition Corp. 9.50% 2015 (4) (6)		7,295	5,945
Qatar Petroleum 5.579% 2011 (1) (4)		4,278	4,479
QBE Capital Funding II LP 6.797% (undated) (2) (4)		$1,415	1,284
Quebecor Media Inc. 7.75% 2016		1,325	1,216
Queensland Treasury Corp. 6.00% 2011	A$	6,040	5,397
Queensland Treasury Corp. 6.00% 2015		23,470	20,622
Queensland Treasury Corp. 6.00% 2017		4,610	4,026
Qwest Capital Funding, Inc. 7.25% 2011		6,475	6,184
Qwest Capital Funding, Inc. 7.625% 2021		350	298
Qwest Capital Funding, Inc. 7.90% 2010		4,295	4,316
Qwest Communications International Inc. 7.25% 2011		4,000	3,860
Qwest Corp. 8.875% 2012		1,250	1,281
R.H. Donnelley Corp. 8.875% 2017 (4)		2,000	1,260
R.H. Donnelley Corp., Series A-1, 6.875% 2013		425	261
R.H. Donnelley Corp., Series A-3, 8.875% 2016		1,200	765
Radio One, Inc. 6.375% 2013		1,300	943
Radio One, Inc., Series B, 8.875% 2011		6,845	5,527
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009 (1)		28	28
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009 (1) (4)		2,026	2,038
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014 (1)		675	767
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014 (1) (4)		360	409
Ras Laffan Liquefied Natural Gas II 5.298% 2020 (1) (4)		7,500	7,351
RBS Global, Inc. and Rexnord LLC 9.50% 2014		3,250	3,055
Realogy Corp. 10.50% 2014		7,280	4,932
Realogy Corp. 11.00% 2014 (6)		5,000	2,875
Realogy Corp. 12.375% 2015		2,500	1,125
Realogy Corp., Term Loan B, 7.505% 2013 (1) (2) (5)		391	315
Realogy Corp., Term Loan, Letter of Credit, 8.24% 2013 (1) (2) (5)		105	85
Regal Cinemas Corp., Series B, 9.375% 2012 (3)		1,000	1,033
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034 (3)		2,184	1,791
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036		814	782
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037 (3)		5,227	3,659
Residential Accredit Loans, Inc., Series 2007-QS7, Class II-A-1, 6.75% 2037		4,741	4,131
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037		7,096	6,151
Residential Asset Securitization Trust, Series 2004-A6, Class A-1, 5.00% 2019		1,411	1,314
Residential Capital Corp. 7.098% 2009 (2)		5,000	2,875
Residential Capital Corp. 7.828% 2009 (2) (4)		5,445	2,042
Residential Capital Corp. 8.375% 2010 (2)		21,385	10,853
Residential Capital, LLC 3.49% 2008 (2)		3,750	2,981
Residential Capital, LLC 8.50% 2012 (2)		1,690	837
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037 (2)		6,711	6,558
Resona Bank, Ltd. 3.75% 2015 (2)		€1,015	1,498
Resona Bank, Ltd. 4.125% (undated) (2)		970	1,295
Resona Bank, Ltd. 5.85% (undated) (2) (3) (4)		$10,875	8,494
Rockwood Specialties Group, Inc. 7.625% 2014		€1,500	2,203
Rodamco Europe Finance BV, Series 5, 3.75% 2012		€1,600	2,306
Rogers Wireless Inc. 7.25% 2012		$3,825	4,100
Rogers Wireless Inc. 7.50% 2015		1,975	2,078
Rohm and Haas Co. 6.00% 2017		3,000	3,051
Rouse Co. 3.625% 2009		1,140	1,079
Rouse Co. 6.75% 2013 (4)		4,500	3,900
Rouse Co. 7.20% 2012		2,360	2,166
Royal Bank of Scotland Group PLC 6.99% (undated) (2) (4)		17,440	14,829
Royal Caribbean Cruises Ltd. 8.00% 2010		1,375	1,405
Royal Caribbean Cruises Ltd. 8.75% 2011		2,675	2,769
RSC Holdings III, LLC, Second Lien Term Loan B, 8.15% 2013 (1) (2) (5)		696	595
Rural Cellular Corp. 6.076% 2013 (2)		5,500	5,528
Russian Federation 7.50% 2030 (1)		4,925	5,685
Russian Federation 8.25% 2010 (1)		$1,556	1,648
Russian Federation 8.25% 2010 (1) (4)		889	942
Safeway Inc. 6.35% 2017		1,600	1,694
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033		1,250	1,280
Sanmina-SCI Corp. 5.55% 2014 (2) (4)		2,000	1,810
Sanmina-SCI Corp. 8.125% 2016		7,425	6,608
Santander Issuances, SA Unipersonal 5.805% 2016 (2) (4)		7,300	7,249
Santander Perpetual, SA Unipersonal 4.375% (undated) (2) (3)		€2,065	2,746
Santander Perpetual, SA Unipersonal 6.671% (undated) (2) (4)		$3,000	2,708
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035 (3) (4)		1,750	1,740
SBA CMBS Trust, Series 2005-1, Class D, 6.219% 2035 (3) (4)		3,000	2,839
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036 (4)		3,000	2,959
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036 (3) (4)		4,500	4,053
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036 (3) (4)		3,000	2,700
SBC Communications Inc. 5.10% 2014		2,700	2,686
SBC Communications Inc. 5.625% 2016		6,750	6,780
SBC Communications Inc. 6.45% 2034		2,130	2,088
Schering-Plough Corp. 5.375% 2014		€1,020	1,529
Schering-Plough Corp. 6.00% 2017		$4,840	4,873
Schering-Plough Corp. 6.75% 2033 (2) (3)		3,000	3,044
Schwab Capital Trust I 7.50% 2037 (2)		1,740	1,622
Scottish Power PLC 5.375% 2015		1,230	1,235
Securitized Asset-backed Receivables LLC Trust, Series 2006-HE2, Class A-2C, 2.749% 2036 (2)		1,350	883
Seminole Tribe of Florida 5.798% 2013 (1) (4)		1,575	1,643
Seminole Tribe of Florida 7.804% 2020 (1) (3) (4)		1,500	1,521
Shinsei Bank, Ltd. 3.75% 2016 (2)		€1,030	1,456
Shinsei Bank, Ltd. 3.75% 2016 (2)		675	954
Silicon Valley Bank 5.70% 2012		4,000	4,130
Simon Property Group, LP 4.875% 2010		1,000	998
Simon Property Group, LP 5.375% 2011		2,500	2,483
Singapore (Republic of) 3.125% 2011		14,955	11,461
Singapore (Republic of) 3.75% 2016		10,040	8,119
Singapore (Republic of) 4.375% 2009	S$	18,230	13,579
Singapore Telecommunications Ltd. 6.375% 2011 (4)		5,000	5,409
SLM Corp., Series A, 5.40% 2011		1,210	978
Small Business Administration, Series 2001-20J, 5.76% 2021 (1)		428	445
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017		2,835	2,396
Société Générale 5.75% 2016 (3) (4)		1,650	1,638
Société Générale 5.922% (undated) (2) (4)		4,500	3,680
South Korean Government 4.25% 2014		3,978,800	3,819
South Korean Government 5.00% 2011	KRW	11,613,590	11,701
South Korean Government 5.25% 2015		7,841,440	7,945
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023 (1) (4)		463	505
Southern Natural Gas Co. 5.90% 2017 (4)		2,510	2,466
Southern Natural Gas Co. 8.00% 2032		750	823
SP PowerAssets Ltd. 3.80% 2008 (4)		2,000	2,006
Spanish Government 2.90% 2008		€10,450	16,395
Spanish Government 4.10% 2018		1,100	1,722
Spanish Government 6.15% 2013		10,620	18,433
Spectrum Brands, Inc. 7.375% 2015		1,650	1,081

			unaudited
	Principal		Market
	amount		value
Bonds, notes & other debt instruments - 87.64%	(000)		(000)
Sprint Capital Corp. 8.75% 2032		5,350	4,531
Sprint Nextel Corp. 6.00% 2016		8,750	6,814
Standard Chartered Bank 6.40% 2017 (4)		1,400	1,429
Standard Chartered PLC 6.409% (undated) (2) (3) (4)		7,400	5,806
Standard Pacific Corp. 5.125% 2009		2,000	1,750
Standard Pacific Corp. 6.25% 2014		1,345	968
Standard Pacific Corp. 6.875% 2011		300	227
Standard Pacific Corp. 7.00% 2015		1,340	968
Standard Pacific Corp. 7.75% 2013		4,500	3,296
Staples, Inc. 7.375% 2012		2,000	2,190
State of California, General Obligation Bond 5.25% 2038		5,000	5,031
State of Louisiana, Citizens Property Insurance Corp., Assessment Revenue Bonds, Series 2006-C-3, CIFG insured, 12.50% 2025 (2)		10,000	10,000
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025		322	319
State of New York, Tobacco Settlement Financing Corp., Asset-backed Revenue Bonds (State Contingency Contract Secured), Series 2003-A-2, XLCA insured 3.8% 2023 (2)		11,125	11,125
State of Noth Carolina, Eastern Municipal Power Agency., Power System Revenue Refunding Bonds, Federally Taxable, Series 2003-E, 5.55% 2014		1,625	1,696
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025		1,445	1,405
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027		395	396
Stater Bros. Holdings Inc. 7.75% 2015		1,425	1,354
Stater Bros. Holdings Inc. 8.125% 2012		2,550	2,569
Stone Container Corp. 8.375% 2012		2,250	2,048
Stora Enso Oyj 6.404% 2016 (4)		1,780	1,575
Stora Enso Oyj 7.25% 2036 (4)		4,950	3,921
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.961% 2037 (2)		3,184	2,047
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.924% 2036 (2)		1,594	1,293
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.896% 2037 (2)		1,536	1,147
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.503% 2027 (2) (4)		77	77
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018		2,642	2,562
Sumitomo Mitsui Banking Corp. 4.375% 2014 (2)		€1,645	2,512
Sumitomo Mitsui Banking Corp. 5.625% (undated) (2) (4)		$8,250	6,988
SunGard Data Systems Inc. 9.125% 2013		5,500	5,583
Sunoco, Inc. 5.75% 2017		2,000	1,979
SunTrust Banks, Inc. 7.25% 2018		2,150	2,203
SUPERVALU INC. 7.50% 2012		585	599
SUPERVALU INC., Term Loan B, 4.186% 2012 (1) (2) (5)		1,806	1,742
Surgical Care Affiliates, Inc. 10.00% 2017 (4)		2,500	1,888
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010 (4)		4,500	4,582
Swedish Government 5.00% 2009	SKr	189,325	32,110
Swedish Government 5.00% 2020		39,290	7,235
Target Corp. 6.00% 2018		5,500	5,641
Target Corp. 7.00% 2038		9,500	9,796
Teekay Shipping Corp. 8.875% 2011		1,375	1,461
Telecom Italia Capital SA 5.25% 2015		$4,000	3,640
Telecom Italia SpA 7.25% 2012		€905	1,455
Telecom Italia SpA 7.75% 2033		€1,350	2,123
Tele-Communications, Inc. 9.80% 2012		2,000	2,283
Telefónica Emisiones, SAU 5.984% 2011		5,000	5,152
Tenet Healthcare Corp. 6.375% 2011		700	635
Tenet Healthcare Corp. 9.25% 2015		2,150	2,021
Tenet Healthcare Corp. 9.875% 2014		4,100	3,987
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014 (1)		4,000	3,865
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014 (1) (4)		7,250	7,006
Tenneco Automotive Inc. 8.625% 2014		2,000	1,975
Tennessee Gas Pipeline Co. 7.00% 2028		2,000	2,003
TEPPCO Partners LP 7.00% 2067 (2)		4,700	4,039
Tesco PLC 5.50% 2017 (4)		6,955	7,108
Tesco PLC 5.50% 2033		£330	591
Tesco PLC 6.15% 2037 (4)		$5,000	4,862
Texas Competitive Electric Holdings Co. LLC 10.25% 2015 (4)		7,025	7,034
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015 (4)		6,475	6,483
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 6.596% 2014 (1) (2) (5)		2,992	2,732
TFM, SA de CV 9.375% 2012		3,150	3,268
THL Buildco, Inc. 8.50% 2014		3,225	2,403
Thomson Corp. 6.20% 2012		1,035	1,058
Thomson Learning 10.50% 2015 (4)		4,500	3,893
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 2.719% 2046 (2)		3,803	3,686
Time Warner Cable Inc. 5.40% 2012		$5,000	4,917
Time Warner Inc. 6.50% 2036		3,660	3,368
Toll Brothers, Inc. 4.95% 2014		765	701
Toll Brothers, Inc. 5.15% 2015		2,365	2,142
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036 (4)		500	476
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036 (3) (4)		6,000	5,584
Toys “R” Us, Inc. 7.625% 2011		4,580	3,744
TransCanada PipeLines Ltd. 6.35% 2067 (2)		14,250	12,616
Transocean Inc. 6.00% 2018		2,665	2,746
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 2012		9,340	9,468
Triton PCS, Inc. 8.50% 2013		3,250	3,400
TuranAlem Finance BV 7.75% 2013 (4)		1,000	845
TuranAlem Finance BV 8.25% 2037 (4)		5,000	3,959
TuranAlem Finance BV 8.50% 2015		2,750	2,286
TuranAlem Finance BV 8.50% 2015 (4)		875	727
Twin Reefs Asset Trust (XLFA), Series B, 4.058% 2079 (2) (4)		2,500	253
Tyco International Group SA 6.125% 2008		2,375	2,393
Tyco International Group SA 6.875% 2029		2,380	2,333
Tyco International Group SA 7.00% 2028		620	597
Tyson Foods, Inc. 6.85% 2016 (2)		4,305	4,332
U S WEST Capital Funding, Inc. 6.375% 2008		100	100
U S WEST Capital Funding, Inc. 6.875% 2028		700	553
U.S. Treasury 3.00% 2012 (2) (3) (7)		28,053	31,440
U.S. Treasury 3.875% 2013		50,000	53,383
U.S. Treasury 4.00% 2014		9,000	9,707
U.S. Treasury 4.25% 2011		20,380	21,800
U.S. Treasury 4.25% 2012		22,825	24,680
U.S. Treasury 4.25% 2013		5,000	5,443
U.S. Treasury 4.50% 2036		6,935	7,167
U.S. Treasury 4.625% 2017		6,940	7,619
U.S. Treasury 4.875% 2011		25,440	27,849
U.S. Treasury 4.875% 2012		36,190	39,959
U.S. Treasury 5.125% 2016		145,800	166,030
U.S. Treasury 5.25% 2029		8,500	9,598
U.S. Treasury 5.50% 2009		21,372	22,317
U.S. Treasury 6.00% 2026		4,000	4,859
U.S. Treasury 7.50% 2016 (8)		10,000	13,055
U.S. Treasury 8.50% 2020		25,500	36,620
U.S. Treasury 9.25% 2016		11,000	15,682
UniCredito Italiano SpA 5.584% 2017 (2) (4)		$9,480	9,589
UniCredito Italiano SpA 6.00% 2017 (4)		6,700	6,649
Union Electric Co. 5.25% 2012		1,495	1,525
Union Pacific Corp. 5.70% 2018		3,265	3,252
Union Pacific Corp. 5.75% 2017		1,080	1,095
United Air Lines, Inc., 1991 Equipment Trust Certificates, Series A, 10.11% 2006 (1) (3) (10)		230

			unaudited
	Principal		Market
	amount		value
Bonds, notes & other debt instruments - 87.64%	(000)		(000)
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012 (1)		3,736	3,698
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011 (1) (10)		3,633	4,178
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014 (1)		309	310
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010 (1)		321	320
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015 (1)		458	453
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024 (1) (3)		3,862	3,572
United Air Lines, Inc., Term Loan B, 4.625% 2014 (1) (2) (5)		712	572
United Dominion Realty Trust, Inc. 5.00% 2012		1,000	977
United Dominion Realty Trust, Inc. 6.50% 2009		1,000	1,022
United Kingdom 4.00% 2016		2,670	5,227
United Kingdom 4.75% 2015		9,596	19,808
United Kingdom 4.75% 2038		2,970	6,261
United Kingdom 5.25% 2012		£1,110	2,313
United Kingdom 8.00% 2021		1,030	2,728
United Mexican States Government Global 6.05% 2040		$9,000	9,022
United Mexican States Government Global 6.375% 2013		1,260	1,387
United Mexican States Government Global 9.875% 2010		$1,000	1,117
United Mexican States Government, Series M20, 10.00% 2024		93,400	10,834
United Mexican States Government, Series MI10, 9.50% 2014	MXN	30,900	3,229
United States Agency for International Development, Republic of Egypt 4.45% 2015		5,000	5,198
UnitedHealth Group Inc. 6.00% 2017		4,500	4,405
UnitedHealth Group Inc. 6.00% 2018		5,000	4,907
UnitedHealth Group Inc. 6.875% 2038		5,000	4,792
Univision Communications Inc. 7.85% 2011		4,000	3,570
Univision Communications Inc. 9.75% 2015 (4) (6)		16,015	9,769
Univision Communications, Inc., First Lien Term Loan B, 5.494% 2014 (1) (2) (5)		5,010	3,967
Univision Communications, Inc., Second Lien Term Loan B, 5.204% 2009 (1) (2) (5)		725	687
UnumProvident Corp. 5.859% 2009		2,000	2,060
UnumProvident Finance Co. PLC 6.85% 2015 (4)		1,500	1,517
UPM-Kymmene Corp. 5.625% 2014 (4)		4,500	3,851
US Investigations Services, Inc. 11.75% 2016 (4)		2,955	2,216
USG Corp. 6.30% 2016		2,000	1,590
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015		1,700	1,738
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020		1,025	1,030
Veolia Environnement 6.125% 2033		2,740	3,934
Verizon Communications Inc. 5.50% 2017		8,885	8,770
Verizon Communications Inc. 6.40% 2038		2,710	2,647
Verizon Global Funding Corp. 7.75% 2030		1,900	2,070
Viacom Inc. 6.25% 2016		2,040	1,989
Viacom Inc. 6.875% 2036		260	251
Viant Holdings Inc. 10.125% 2017 (4)		3,240	2,641
Vidéotron Ltée 6.375% 2015		1,000	880
Vidéotron Ltée 6.875% 2014		1,625	1,507
Visteon Corp. 7.00% 2014		2,000	1,275
Visteon Corp. 8.25% 2010		1,500	1,234
Volvo Treasury AB 5.00% 2017		€590	872
VWR Funding, Inc. 10.25% 2015 (2) (6)		7,320	6,844
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 5.681% 2034		253	252
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042		3,937	3,910
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042 (2)		3,250	3,169
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045		4,000	4,027
Wachovia Bank NA 6.60% 2038		5,000	4,647
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S8, Class A-2, 5.00% 2018		3,244	3,169
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 2.859% 2045 (2)		1,367	1,103
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.824% 2037 (2)		4,139	3,850
Washington Mutual Bank 3.49% 2013 (2)		4,265	3,274
Washington Mutual Bank, FA 5.65% 2014		1,000	826
Washington Mutual Bank, FA, Series 16, 5.125% 2015 (3)		7,645	5,887
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 2.868% 2015 (2) (4)		5,000	4,630
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014 (4)		7,445	7,231
Washington Mutual Mortgage, WMALT Series 2006-8, Class A-3-B, 5.784% 2036		5,000	3,525
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated) (2) (3) (4)		14,000	7,770
Washington Mutual Preferred Funding II Ltd. 6.665% (undated) (2) (3) (4)		11,800	6,667
Washington Mutual Preferred Funding III Ltd. 6.895% (undated) (2) (3) (4)		3,900	2,203
Washington Mutual Preferred Funding IV Ltd. 9.75% (undated) (2) (4)		13,800	10,572
Washington Mutual, Inc. 2.899% 2012 (2) (3)		6,850	5,377
Washington Mutual, Inc. 7.25% 2017		2,000	1,567
Waste Management, Inc. 7.375% 2010		650	685
WellPoint, Inc. 5.25% 2016		625	589
WellPoint, Inc. 5.875% 2017		3,000	2,941
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037		4,791	4,208
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037 (3)		10,056	8,045
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037 (3)		5,094	4,076
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.085% 2037 (2) (3)		18,737	16,751
Wells Fargo Bank, National Assn. 4.75% 2015		3,000	2,930
Wells Fargo Bank, National Assn. 5.75% 2016		2,500	2,595
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033		2,208	2,206
Wells Fargo Mortgage-backed Securities Trust, Series 2005-1, Class I-A-1, 4.75% 2020		11,871	11,513
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.654% 2036 (2)		3,132	3,078
Western Union Co. 3.22% 2008 (2)		4,000	3,987
Western Union Co. 5.93% 2016		6,000	5,966
Westfield Group 5.40% 2012 (4)		$5,000	4,869
Westfield Group 5.70% 2016 (4)		3,130	2,835
William Lyon Homes, Inc. 7.625% 2012		1,500	758
Williams Companies, Inc. 6.375% 2010 (4)		1,000	1,030
Williams Companies, Inc. 7.125% 2011		500	534
Williams Companies, Inc. 7.875% 2021		7,330	7,981
Williams Companies, Inc. 8.125% 2012		6,180	6,783
Williams Companies, Inc. 8.75% 2032		2,400	2,784
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017		2,500	2,525
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011		2,950	3,075
Windstream Corp. 8.625% 2016		5,800	5,728
WMX Technologies, Inc. 7.10% 2026		500	523
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012		€1,595	2,200
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014		6,200	5,999
Xerox Corp. 7.125% 2010		2,500	2,636
XL Capital Ltd. 6.25% 2027		1,250	1,011
XTO Energy Inc. 6.25% 2017		2,000	2,136
Young Broadcasting Inc. 10.00% 2011		2,716	1,718
YUM! Brands, Inc. 7.70% 2012		1,000	1,092
ZFS Finance (USA) Trust II 6.45% 2065 (2) (4)		5,000	4,552
ZFS Finance (USA) Trust V 6.50% 2067 (2) (4)		2,000	1,808
Zions Bancorporation 5.50% 2015		740	663
			29,972

Total bonds, notes & other debt instruments (cost: $4,916,007,000)			4,759,369

Convertible securities - 0.71%	Shares or principal amount
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€1,518,000	2,409
Bank of America Corp., Series L, 7.25%, convertible preferred	20,000	20,660
Beazer Homes USA, Inc. 4.625% convertible notes 2024	$8,640,000	6,102
Citigroup Inc., Series J, 7.00%, noncumulative convertible preferred depositary shares (3) (11)	60,000	2,849
Countrywide Financial Corp., Series A, 0.758% convertible debentures 2037 (2) (4)	$7,500,000	6,675
		8,511

Total convertible securities (cost: $38,589,000)		38,695

Preferred stocks - 2.80%	Shares
Bank of America Corp., Series K, 8.00% noncumulative preferred (undated) (2)	4,000,000	4,012
Barclays Bank PLC 4.75% (2)	1,560,000	1,543
BNP Paribas Capital Trust 9.003% noncumulative trust (2) (4)	850,000	911
Chuo Mitsui Trust and Banking Co., Ltd. 5.506% (2) (4)	7,500,000	6,275
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative (2)	3,100,000	3,765
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares (2) (4)	750,000	754
Fannie Mae, Series O, 7.00% (2) (4)	244,000	11,056
Fannie Mae, Series S, 8.25% noncumulative	615,600	14,967
Freddie Mac, Series Z, 8.375%	334,300	8,190
Fuji JGB Investment LLC, Series A, 9.87% noncumulative (2) (4)	3,230,000	3,244
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up (2) (3) (4)	6,030,000	6,084
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative (2) (4)	5,555,000	5,583
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative (4)	520,000	2,584
ING Capital Funding Trust III 8.439% noncumulative (2)	2,700,000	2,695
Mizuho Capital Investment (EUR) 1 Ltd. 5.02% (2)	800,000	1,113
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative (2) (3) (4)	4,900,000	3,850
MUFG Capital Finance 1 Ltd. 6.346% noncumulative (2)	20,778,000	16,958
National Bank of Canada, Series A, 8.35% exchangeable depositary shares	20,000	430
National City Corp., Series F, 9.875%, depositary shares (12)	121,500	2,734
RBS Capital Trust I 4.709% noncumulative trust (2)	1,500,000	1,266
RBS Capital Trust IV 3.496% noncumulative trust (2)	10,500,000	6,444
Resona Preferred Global Securities (Cayman) Ltd. 7.191% (2) (3) (4)	2,570,000	2,188
Royal Bank of Scotland Group PLC 5.512% noncumulative trust (2)	5,000,000	4,112
Santander Finance Preferred S.A., Unipersonal, 6.50%	200,000	4,256
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative (2) (3) (4)	10,800,000	7,074
Sumitomo Mitsui Banking Corp. 6.078% (2) (4)	22,448,000	17,712
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities (4)	65,000	1,991
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative (2) (4)	3,025,000	3,039
XL Capital Ltd., Series E, 6.50% (2)	2,226,000	1,671
Other preferred stocks in initial period of acquisition		5,311

Total preferred stocks (cost: $177,619,000)		151,812

Common stocks - 0.23%
Adelphia Recovery Trust, Series ACC-1 (12)	2,409,545	169
Adelphia Recovery Trust, Series ACC-6B (3) (12)	500,000	—
American Tower Corp., Class A (12)	42,271	1,657
Clarent Hospital Corp. (3) (12)	16,114	3
DigitalGlobe Inc. (3) (11) (12)	306,464	1,226
Drax Group PLC	200,094	2,136
Embarq Corp.	1,686	68
Sprint Nextel Corp., Series 1	33,726	226
Time Warner Cable Inc., Class A (12)	49,136	1,227
UAL Corp.	1,580	34
XO Holdings, Inc. (12)	1,134	2
ZiLOG, Inc. (12)	32,500	114
Other common stocks in initial period of acquisition		5,784

Total common stocks (cost: $16,163,000)		12,646

Rights & warrants - 0.00%
GT Group Telecom Inc., warrants, expire 2010 (3) (4) (12)	1,000	—
XO Holdings, Inc., Series A, warrants, expire 2010 (12)	2,273	—
XO Holdings, Inc., Series B, warrants, expire 2010 (12)	1,704	—
XO Holdings, Inc., Series C, warrants, expire 2010 (12)	1,704	—

Total rights & warrants (cost: $52,000)		—

	Principal
	amount
Short-term securities - 7.97%	(000)
3M Co. 2.15% due 4/30/2008	14,500	14,474
AT&T Inc. 2.25%-2.75% due 4/21-5/23/2008 (4)	$36,300	36,216
Coca-Cola Co. 2.70%-3.98% due 4/3-4/11/2008 (4)	30,000	29,979
Colgate-Palmolive Co. 2.15% due 4/30/2008 (4)	4,800	4,791
Estée Lauder Companies Inc. 2.20% due 5/23/2008 (4)	6,200	6,180
Fannie Mae 2.90% due 4/23/2008	4,400	4,391
Federal Home Loan Bank 2.09%-2.88% due 4/25-5/28/2008	20,300	20,239
Freddie Mac 2.42% due 12/8/2008	15,000	14,755
General Electric Capital Corp. 2.50% due 4/1/2008	16,400	16,399
Harley-Davidson Funding Corp. 2.86% due 5/1/2008 (4)	20,000	19,947
Hewlett-Packard Co. 2.82% due 4/11/2008 (4)	15,000	14,987
IBM International Group Capital LLC 2.72% due 4/14/2008 (4)	10,000	9,989
John Deere Capital Corp. 2.96% due 4/2/2008 (4)	19,100	19,097
Johnson & Johnson 2.25% due 5/23/2008 (4)	9,200	9,165

	Principal
	amount
Short-term securities - 7.97%	(000)
JPMorgan Chase & Co. 2.92% due 4/18/2008	11,300	11,283
Medtronic Inc. 2.75% due 4/23/2008 (4)	26,500	26,449
NetJets Inc. 2.05% due 4/4/2008 (4)	500	500
Park Avenue Receivables Co., LLC 3.80% due 4/16/2008 (4)	15,000	14,977
PepsiCo Inc. 2.15% due 4/29/2008 (4)	13,300	13,277
Private Export Funding Corp. 2.18%-2.78% due 5/9-6/5/2008 (4)	29,700	29,586
Procter & Gamble International Funding S.C.A. 2.45% due 4/17/2008 (4)	17,000	16,980
Ranger Funding Co., LLC 3.82% due 4/11/2008 (4)	15,000	14,984
U.S. Treasury Bills 1.17%-4.05% due 4/3-7/17/2008	30,700	30,611
Variable Funding Capital Corp. 3.10%-3.20% due 4/16-4/25/2008 (4)	18,049	18,007
Wal-Mart Stores Inc. 1.95% due 5/6/2008 (4)	10,700	10,679
Walt Disney Co. 2.72% due 5/28/2008	25,000	24,890

Total short-term securities (cost: $432,688,000)		432,832

Total investment securities (cost: $5,581,085,000)		5,395,354
Other assets less liabilities		35,133

Net assets		$5,430,487
“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

(2)	Coupon rate may change periodically.

(3)	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $315,770,000, which represented 5.81% of the net assets of the fund.

(4)	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $999,786,000, which represented 18.41% of the net assets of the fund.

(5)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $81,041,000, which represented 1.49% of the net assets of the fund.

(6)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

(7)	Index-linked bond whose principal amount moves with a government retail price index.

(8)	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

(9)	Step bond; coupon rate will increase at a later date.

(10)	Scheduled interest and/or principal payment was not received.

(11)	Purchased in a transaction exempt from registration under the securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

(12)	Security did not produce income during the last 12 months.

Statement of Investments
March 31, 2008 (Unaudited)
NVIT Bond Index

	Principal
	Amount	Value
Asset-Backed Securities (1.7%)
Auto Loans (1.1%)
Ford Credit Auto Owner Trust, 5.42%, 07/15/09	$1,988,611	$1,992,461
Honda Auto Receivables Owner Trust, 5.12%, 10/15/10	9,424,000	9,536,688
Nissan Auto Receivables Owner Trust, 1,730.10%, 09/15/09	5,032,351	5,057,533

		16,586,682

Home Equity Loans (0.6%)(a)
Aegis Asset Backed Securities Trust, 2.68%, 01/25/37	4,641,342	4,430,553
Fremont Home Loan Trust, 2.77%, 01/25/36	1,149,590	1,145,509
Residential Accredit Loans, Inc., 2.78%, 11/25/36	7,153,741	4,740,497

		10,316,559

Total Asset-Backed Securities		26,903,241

Collateralized Debt Obligation (0.0%)(b)
Insurance (0.0%)
North Front Pass-Through Trust, 5.81%, 12/15/24	295,000	291,276

Collateralized Mortgage Obligations (0.9%)(a)
Banks (0.5%)
Bear Stearns Adjustable Rate Mortgage Trust, 6.00%, 06/25/47	2,645,536	2,400,794
Merrill Lynch Mortgage Investors, Inc., 5.40%, 09/25/35	6,433,025	5,764,714

		8,165,508

Home Equity Loans (0.4%)
Countrywide Home Loan Mortgage Pass Through Trust, 2.80%, 04/25/46	1,911,361	1,433,416
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 2.80%, 02/25/47	998,775	760,195
GSR Mortgage Loan Trust, 2.79%, 08/25/46	5,359,495	4,077,354

		6,270,965

Total Collateralized Mortgage Obligations		14,436,473

Commercial Mortgage Backed Securities (7.6%)
Banks (3.5%)
Banc of America Commercial Mortgage, Inc.
4.84%, 07/10/45	2,784,000	2,724,371
5.36%, 10/10/45	4,070,000	3,982,283
First Union National Bank Commercial Mortgage, 7.20%, 10/15/32	4,418,965	4,609,265
First Union National Bank-Bank of America Commercial Mortgage Trust, 6.14%, 03/15/33	3,071,363	3,121,195
JP Morgan Chase Commercial Mortgage Securities Corp.
3.00%, 02/15/19(a)(b)	14,375,000	13,860,306
6.45%, 03/15/33	3,746,000	3,833,432
6.47%, 11/15/35	3,256,000	3,342,193
6.84%, 11/15/35(a)(b)	1,858,000	1,937,186
5.00%, 10/15/42(a)	2,224,000	2,100,308
5.88%, 04/15/45(a)	3,339,000	3,393,399
Wachovia Bank Commercial Mortgage Trust
7.12%, 04/15/34	1,711,000	1,762,465
5.31%, 11/15/48	2,950,000	2,860,003
5.74%, 06/15/49(a)	7,500,000	7,430,479

		54,956,885

Diversified Financial Services (2.7%)
Bear Stearns Commercial Mortgage Securities, 4.66%, 06/11/41	1,991,000	1,703,829
CS First Boston Mortgage Securities Corp.
6.73%, 12/18/35	2,988,000	3,076,954
5.18%, 11/15/36	2,950,000	2,946,272
Greenwich Capital Commercial Funding Corp.
5.91%, 07/10/38(a)	8,680,000	8,859,956
5.44%, 03/10/39	7,380,000	7,180,352
GS Mortgage Securities Corp. II, 5.28%, 08/10/38(a)	3,067,000	2,988,271
LB-UBS Commercial Mortgage Trust, 1,870.26%, 11/15/32	3,109,000	3,074,204
Morgan Stanley Capital I
6.20%, 11/15/31	6,488,000	6,505,259
6.71%, 12/15/31	1,714,526	1,719,939
4.73%, 06/12/47	3,097,000	3,057,463

		41,112,499

Electric Power (0.2%)
GE Capital Commercial Mortgage Corp., 4.35%, 06/10/48	3,539,000	3,488,268

Hotels, Restaurants & Leisure (0.6%)(a) (b)
TW Hotel Funding 2005 LLC, 3.07%, 01/15/21	9,567,310	9,236,396

Mortgage-Backed (0.6%)(a)
Commercial Mortgage Pass Through Certificates, 4.98%, 05/10/43	8,820,000	8,683,885

Total Commercial Mortgage Backed Securities		117,477,933

Corporate Bonds (18.4%)
Aerospace & Defense (0.1%)
Boeing Co., 6.13%, 02/15/33	295,000	312,346
Lockheed Martin Corp.
7.65%, 05/01/16	177,000	207,794
6.15%, 09/01/36	354,000	365,605

		885,745

Airlines (0.1%)
United Technologies Corp.
6.35%, 03/01/11	398,000	430,054
4.88%, 05/01/15	795,000	809,042
5.40%, 05/01/35	442,000	417,928

		1,657,024

Auto Components (0.0%)
Johnson Controls, Inc.
5.25%, 01/15/11	177,000	182,635
4.88%, 09/15/13	177,000	177,569

		360,204

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Bond Index

	Principal
	Amount	Value
Corporate Bonds (continued)
Automotive Manufacturers (0.3%)
Daimler Finance North America LLC
5.88%, 03/15/11	$2,737,000	$2,797,884
7.30%, 01/15/12	389,000	415,331
6.50%, 11/15/13	487,000	513,341
8.50%, 01/18/31	369,000	421,814

		4,148,370

Banks (3.5%)
Bank of America Corp.
6.60%, 05/15/10	118,000	124,493
4.50%, 08/01/10	206,000	210,126
4.38%, 12/01/10	590,000	600,216
5.38%, 08/15/11	383,000	399,492
4.88%, 09/15/12	289,000	293,208
4.88%, 01/15/13	649,000	661,665
4.75%, 08/01/15	619,000	612,650
5.25%, 12/01/15	737,000	737,665
6.00%, 06/15/16	295,000	304,783
5.63%, 10/14/16	2,655,000	2,707,357
Bank of New York (The), 5.05%, 03/03/09	531,000	535,953
Bank of Tokyo-Mitsubishi UFJ Ltd., 7.40%, 06/15/11	354,000	387,714
Bank One Corp.
7.88%, 08/01/10	59,000	63,048
5.25%, 01/30/13	147,000	150,010
8.00%, 04/29/27	290,000	327,529
BB&T Corp.
6.50%, 08/01/11	2,242,000	2,370,662
4.75%, 10/01/12	236,000	235,703
Capital One Bank USA NA
5.75%, 09/15/10	236,000	229,272
5.13%, 02/15/14	765,000	687,590
Capital One Financial Corp.
5.50%, 06/01/15	442,000	388,500
5.25%, 02/21/17	304,000	256,526
Charter One Bank NA, 6.38%, 05/15/12	700,000	734,805
Citigroup, Inc.
3.63%, 02/09/09	838,000	835,808
4.13%, 02/22/10	531,000	525,915
4.63%, 08/03/10	324,000	323,804
6.50%, 01/18/11	133,000	137,921
5.13%, 02/14/11	88,000	88,535
6.00%, 02/21/12	147,000	150,074
5.25%, 02/27/12	1,750,000	1,745,719
5.63%, 08/27/12	295,000	292,079
5.30%, 01/07/16	354,000	341,127
5.85%, 08/02/16	413,000	401,457
6.63%, 06/15/32	333,000	313,697
5.88%, 02/22/33	118,000	99,295
5.85%, 12/11/34	900,000	782,401
5.88%, 05/29/37	250,000	217,136
Comerica, Inc., 4.80%, 05/01/15	177,000	164,842
Deutsche Bank Financial, Inc., 7.50%, 04/25/09	100,000	103,611
FIA Card Services NA, 4.63%, 08/03/09(c)	1,256,000	1,272,575
Fifth Third Bank, 4.20%, 02/23/10	1,018,000	1,023,731
Golden West Financial Corp., 4.75%, 10/01/12	156,000	160,890
HSBC Bank USA NA
3.88%, 09/15/09	1,047,000	1,039,767
4.63%, 04/01/14	590,000	569,177
6.00%, 08/09/17	350,000	358,061
5.88%, 11/01/34	717,000	642,694
5.63%, 08/15/35	750,000	651,096
Huntington National Bank (The), 5.50%, 02/15/16	300,000	259,567
JPMorgan Chase & Co.
6.25%, 01/15/09	59,000	60,083
3.50%, 03/15/09	1,445,000	1,440,295
4.50%, 11/15/10	1,622,000	1,644,304
4.60%, 01/17/11	590,000	598,205
5.60%, 06/01/11	2,065,000	2,161,630
6.63%, 03/15/12	643,000	683,608
4.75%, 03/01/15	254,000	244,550
5.15%, 10/01/15	501,000	492,124
5.88%, 06/13/16	442,000	452,775
6.00%, 10/01/17	1,000,000	1,042,223
6.00%, 01/15/18	1,250,000	1,303,526
KeyBank NA
5.70%, 08/15/12	265,000	269,775
5.80%, 07/01/14	147,000	142,281
6.95%, 02/01/28	225,000	206,316
M&I Marshall & Ilsley Bank, 5.25%, 09/04/12	162,000	156,017
MBNA Corp., 5.00%, 05/04/10	324,000	334,062
National City Bank
4.25%, 01/29/10	150,000	143,731
6.20%, 12/15/11	300,000	281,846
National City Corp., 4.90%, 01/15/15	354,000	255,419
PNC Funding Corp., 5.25%, 11/15/15	354,000	334,008
Regions Financial Corp., 6.38%, 05/15/12	1,268,000	1,282,342
SunTrust Bank
5.20%, 01/17/17	177,000	159,233
5.45%, 12/01/17	183,000	166,538
Synovus Financial Corp., 4.88%, 02/15/13	88,000	84,431
Union Planters Corp., 4.38%, 12/01/10	88,000	89,598
UnionBanCal Corp., 5.25%, 12/16/13	206,000	204,485
US Bancorp, 4.50%, 07/29/10	295,000	306,292
US Bank NA
6.38%, 08/01/11	501,000	542,446
4.95%, 10/30/14	265,000	270,122
4.80%, 04/15/15	133,000	134,452
Wachovia Corp.
3.63%, 02/17/09	1,755,000	1,749,535
5.30%, 10/15/11	2,065,000	2,084,900
4.88%, 02/15/14	183,000	178,267
5.60%, 03/15/16	708,000	680,720
5.50%, 08/01/35	487,000	385,702
6.60%, 01/15/38	900,000	833,870
Washington Mutual, Inc.
4.00%, 01/15/09	295,000	265,500
5.50%, 01/15/13	263,000	209,085
5.13%, 01/15/15	1,032,000	771,420
Wells Fargo & Co.
3.13%, 04/01/09	1,268,000	1,254,661
4.20%, 01/15/10	472,000	479,878
4.63%, 08/09/10	370,000	379,934
See accompanying notes to statements of investments

Statement of Investments (continued)
March 31, 2008 (Unaudited)
NVIT Bond Index

	Principal
	Amount	Value
Corporate Bonds (continued)
Banks (continued)
6.45%, 02/01/11	$849,000	$903,026
5.13%, 09/15/16	206,000	203,798
5.38%, 02/07/35	457,000	414,747
5.95%, 08/26/36	2,750,000	2,702,425

		54,504,131

Beverages (0.2%)
Anheuser-Busch Cos., Inc.
4.38%, 01/15/13	29,000	29,443
5.00%, 03/01/19	236,000	234,813
5.75%, 04/01/36	324,000	316,079
6.00%, 11/01/41	147,000	146,780
Bottling Group LLC, 4.63%, 11/15/12	413,000	430,486
Coca-Cola Bottling Co. Consolidated, 5.00%, 11/15/12	88,000	88,463
Coca-Cola Enterprises, Inc.
8.50%, 02/01/12	354,000	411,607
6.95%, 11/15/26	147,000	164,464
6.75%, 09/15/28	351,000	385,712
Miller Brewing Co., 5.50%, 08/15/13(b)	147,000	156,235
Pepsi Bottling Group, Inc., 7.00%, 03/01/29	206,000	239,018
PepsiAmericas, Inc., 4.88%, 01/15/15	442,000	442,814

		3,045,914

Building Products (0.0%)
Stanley Works (The), 4.90%, 11/01/12	133,000	132,887

Chemicals (0.2%)
Albemarle Corp., 5.10%, 02/01/15	118,000	116,711
Clorox Co., 4.20%, 01/15/10	313,000	314,090
Cytec Industries, Inc., 6.00%, 10/01/15	162,000	160,451
Dow Chemical Co (The), 6.00%, 10/01/12	590,000	621,481
EI Du Pont de Nemours & Co., 5.25%, 12/15/16	885,000	893,545
Lubrizol Corp.
5.50%, 10/01/14	354,000	346,067
6.50%, 10/01/34	147,000	147,369
Praxair, Inc., 3.95%, 06/01/13	177,000	174,215
Rohm & Haas Co., 7.85%, 07/15/29	118,000	132,529
Sealed Air Corp., 6.95%, 05/15/09(b)	152,000	156,694

		3,063,152

Consumer Goods (0.2%)
Cadbury Schweppes US Finance LLC, 5.13%, 10/01/13(b)	177,000	170,238
Fortune Brands, Inc.
5.13%, 01/15/11	413,000	413,478
5.38%, 01/15/16	265,000	250,434
Procter & Gamble Co.
6.88%, 09/15/09	189,000	199,690
4.95%, 08/15/14	295,000	308,689
4.85%, 12/15/15	177,000	185,255
6.45%, 01/15/26	700,000	772,584
5.80%, 08/15/34	545,000	555,343

		2,855,711

Containers & Packaging (0.0%)
Newell Rubbermaid, Inc., 4.00%, 05/01/10	88,000	87,097

Diversified Financial Services (1.4%)
Bear Stearns Cos., Inc. (The)
4.55%, 06/23/10	3,657,000	3,458,063
5.70%, 11/15/14	369,000	355,018
5.30%, 10/30/15	177,000	166,157
4.65%, 07/02/18	354,000	302,190
Goldman Sachs Group, Inc. (The)
6.65%, 05/15/09	413,000	423,874
6.60%, 01/15/12	103,000	108,903
5.25%, 04/01/13	664,000	668,325
5.25%, 10/15/13	870,000	865,009
5.13%, 01/15/15	664,000	645,469
5.35%, 01/15/16	1,077,000	1,050,737
5.75%, 10/01/16	1,000,000	996,669
5.63%, 01/15/17	2,100,000	2,014,583
6.13%, 02/15/33	1,150,000	1,047,157
Jefferies Group, Inc., 6.25%, 01/15/36	177,000	134,008
Lehman Brothers Holdings, Inc.
4.25%, 01/27/10	457,000	440,865
7.88%, 08/15/10	57,000	58,362
6.00%, 07/19/12	525,000	518,179
4.80%, 03/13/14	737,000	640,448
5.50%, 04/04/16	1,475,000	1,383,081
5.75%, 01/03/17	800,000	722,710
6.88%, 07/17/37	250,000	216,762
Morgan Stanley
5.05%, 01/21/11	1,030,000	1,033,300
6.60%, 04/01/12	501,000	519,426
5.30%, 03/01/13	664,000	661,768
4.75%, 04/01/14	590,000	547,686
5.45%, 01/09/17	2,655,000	2,483,721
7.25%, 04/01/32	324,000	318,224

		21,780,694

Diversified Manufacturing (0.5%)
3M Co, 5.70%, 03/15/37	1,750,000	1,730,369
Exelon Corp.
4.90%, 06/15/15	413,000	393,441
5.63%, 06/15/35	836,000	735,143
Honeywell International, Inc.
6.13%, 11/01/11	147,000	159,147
5.40%, 03/15/16	705,000	734,936
International Paper Co.
4.00%, 04/01/10	501,000	492,436
5.93%, 10/30/12	43,000	43,049
5.30%, 04/01/15	206,000	191,838
Kimberly-Clark Corp.
5.63%, 02/15/12	295,000	314,650
4.88%, 08/15/15	800,000	808,651
Masco Corp.
5.88%, 07/15/12	212,000	213,702
4.80%, 06/15/15	354,000	316,159
6.13%, 10/03/16	585,000	515,659
Pitney Bowes, Inc.
4.75%, 01/15/16	295,000	284,068
4.75%, 05/15/18	88,000	84,376
Westvaco Corp., 7.95%, 02/15/31	118,000	117,628
Weyerhaeuser Co.
6.75%, 03/15/12	782,000	822,214
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Bond Index

	Principal
	Amount	Value
Corporate Bonds (continued)
Diversified Manufacturing (continued)
7.38%, 03/15/32	$221,000	$218,429

		8,175,895

Electric Utilities (0.5%)
Alabama Power Co., 5.70%, 02/15/33	574,000	538,976
Appalachian Power Co., 5.80%, 10/01/35	206,000	176,387
Arizona Public Service Co., 5.50%, 09/01/35	215,000	169,757
Baltimore Gas & Electric Co., 5.90%, 10/01/16	1,135,000	1,121,596
Commonwealth Edison Co., 6.15%, 03/15/12	118,000	123,158
Consolidated Edison Co. of New York, Inc.
4.70%, 06/15/09	147,000	149,176
7.15%, 12/01/09	35,000	36,940
4.88%, 02/01/13	124,000	126,703
5.38%, 12/15/15	177,000	180,845
5.88%, 04/01/33	118,000	110,561
Consumers Energy Co., 4.00%, 05/15/10	238,000	238,346
Florida Power & Light Co.
4.85%, 02/01/13	147,000	153,031
5.85%, 02/01/33	100,000	99,047
5.95%, 10/01/33	77,000	77,271
5.40%, 09/01/35	130,000	120,831
5.65%, 02/01/37	450,000	433,072
Florida Power Corp., 5.90%, 03/01/33	568,000	555,428
Georgia Power Co., 5.13%, 11/15/12	106,000	110,532
Metropolitan Edison Co., 4.88%, 04/01/14	236,000	224,734
Ohio Power Co.
6.00%, 06/01/16	751,000	754,291
6.60%, 02/15/33	236,000	230,820
Pacific Gas & Electric Co., 4.20%, 03/01/11	708,000	710,906
PSEG Power LLC
6.95%, 06/01/12	74,000	79,159
5.50%, 12/01/15	413,000	409,661
Public Service Electric & Gas Co., 5.13%, 09/01/12	195,000	201,647
Puget Sound Energy, Inc., 5.48%, 06/01/35	147,000	125,017
Southern Power Co., 6.25%, 07/15/12	251,000	269,759
Wisconsin Electric Power Co., 5.63%, 05/15/33	59,000	55,180

		7,582,831

Electronic Equipment & Instruments (0.2%)
Cooper Industries, Inc., 5.50%, 11/01/09	103,000	105,279
General Electric Co., 5.00%, 02/01/13	929,000	962,280
Motorola, Inc.
7.63%, 11/15/10	159,000	164,782
7.50%, 05/15/25	206,000	179,680
Northrop Grumman Systems Corp.
7.13%, 02/15/11	611,000	660,826
7.75%, 02/15/31	118,000	145,551
Raytheon Co.
5.50%, 11/15/12	88,000	93,911
6.40%, 12/15/18	206,000	226,813
7.00%, 11/01/28	133,000	149,308
Rockwell Collins, Inc., 4.75%, 12/01/13	295,000	312,631

		3,001,061

Food Processors (0.5%)
Archer-Daniels-Midland Co.
5.94%, 10/01/32	345,000	328,972
5.38%, 09/15/35	147,000	129,171
Campbell Soup Co., 4.88%, 10/01/13	236,000	245,974
ConAgra Foods, Inc.
6.75%, 09/15/11	88,000	94,887
7.00%, 10/01/28	221,000	223,890
General Mills, Inc., 6.00%, 02/15/12	267,000	280,022
Hershey Co. (The), 5.45%, 09/01/16	383,000	384,774
Kellogg Co., 7.45%, 04/01/31	147,000	170,355
Kraft Foods, Inc.
4.13%, 11/12/09	590,000	591,106
5.63%, 11/01/11	468,000	476,845
6.00%, 02/11/13	1,000,000	1,033,863
6.50%, 11/01/31	189,000	177,531
7.00%, 08/11/37	2,000,000	1,999,754
Sara Lee Corp., 6.25%, 09/15/11	251,000	265,914
SYSCO Corp., 5.38%, 09/21/35	106,000	98,070
Unilever Capital Corp.
7.13%, 11/01/10	324,000	355,248
5.90%, 11/15/32	206,000	209,945
WM Wrigley Jr Co., 4.65%, 07/15/15	215,000	216,646

		7,282,967

Gas Distribution (0.2%)
Southern California Gas Co., 4.80%, 10/01/12	383,000	392,985
Texas Eastern Transmission LP, 7.30%, 12/01/10	2,275,000	2,505,660

		2,898,645

Health Care Equipment & Supplies (0.1%)
Baxter International, Inc., 4.63%, 03/15/15	77,000	75,501
Johnson & Johnson, 4.95%, 05/15/33	663,000	615,331
Medtronic, Inc., 4.38%, 09/15/10	186,000	190,094

		880,926

Health Care Providers & Services (0.0%)
Quest Diagnostics, Inc., 5.45%, 11/01/15	324,000	319,145

Home Builders (0.0%)
MDC Holdings, Inc., 5.50%, 05/15/13	147,000	139,941
Ryland Group, Inc., 5.38%, 01/15/15	236,000	204,911

		344,852

Hotels, Restaurants & Leisure (0.0%)
Yum! Brands, Inc., 8.88%, 04/15/11	118,000	130,044

Independent Finance (0.2%)
Credit Suisse USA, Inc.
4.13%, 01/15/10	398,000	398,588
6.13%, 11/15/11	265,000	280,003
6.50%, 01/15/12	354,000	376,289
5.13%, 01/15/14	171,000	172,467
5.85%, 08/16/16	400,000	411,246
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Bond Index

	Principal
	Amount	Value
Corporate Bonds (continued)
Independent Finance (continued)
7.13%, 07/15/32	$855,000	$902,411

		2,541,004

Industrial Conglomerates (0.0%)
Goodrich Corp.
6.29%, 07/01/16	354,000	381,291
6.80%, 07/01/36	185,000	203,383

		584,674

Insurance (0.7%)
Ace INA Holdings, Inc., 5.88%, 06/15/14	560,000	578,507
Aetna, Inc., 6.00%, 06/15/16	1,100,000	1,125,274
American General Corp., 7.50%, 07/15/25	147,000	152,841
AXA Financial, Inc.
7.75%, 08/01/10	265,000	289,800
7.00%, 04/01/28	133,000	140,844
Chubb Corp., 6.00%, 05/11/37	1,065,000	956,275
Farmers Insurance Exchange, 8.63%, 05/01/24(b)	400,000	422,240
Genworth Financial, Inc.
5.75%, 06/15/14	88,000	87,648
6.50%, 06/15/34	206,000	190,579
Hartford Financial Services Group, Inc.
4.75%, 03/01/14	118,000	114,937
6.10%, 10/01/41	59,000	52,171
Infinity Property & Casualty Corp., 5.50%, 02/18/14	118,000	119,204
Lincoln National Corp., 6.15%, 04/07/36	590,000	523,532
Marsh & McLennan Cos., Inc.
6.25%, 03/15/12	103,000	103,711
5.75%, 09/15/15	543,000	531,639
MetLife, Inc.
6.13%, 12/01/11	640,000	686,710
5.50%, 06/15/14	265,000	269,035
5.70%, 06/15/35	659,000	586,232
New York Life Insurance Co., 5.88%, 05/15/33(b)	200,000	194,739
NLV Financial Corp., 7.50%, 08/15/33(b)	74,000	80,520
Progressive Corp. (The), 6.25%, 12/01/32	162,000	161,444
RLI Corp., 5.95%, 01/15/14	118,000	118,462
Travelers Cos., Inc. (The), 5.75%, 12/15/17	585,000	591,571
Travelers Property Casualty Corp., 6.38%, 03/15/33	192,000	186,057
UnitedHealth Group, Inc.
5.38%, 03/15/16	295,000	279,682
5.80%, 03/15/36	708,000	583,540
WellPoint, Inc.
5.00%, 12/15/14	1,036,000	974,542
5.25%, 01/15/16	324,000	304,678
5.95%, 12/15/34	118,000	104,265
WR Berkley Corp., 5.13%, 09/30/10	103,000	104,598

		10,615,277

Leasing (0.1%)
International Lease Finance Corp.
3.50%, 04/01/09	295,000	290,572
5.00%, 04/15/10	590,000	590,382

		880,954

Leisure Equipment & Products (0.0%)
Walt Disney Co. (The)
6.38%, 03/01/12	139,000	150,517
6.20%, 06/20/14	413,000	447,565

		598,082

Machinery (0.2%)
Black & Decker Corp., 4.75%, 11/01/14	230,000	213,477
Caterpillar, Inc.
7.30%, 05/01/31	100,000	117,944
6.05%, 08/15/36	177,000	181,113
Deere & Co.
6.95%, 04/25/14	159,000	176,382
8.10%, 05/15/30	500,000	629,050
Dover Corp., 4.88%, 10/15/15	224,000	222,317
Emerson Electric Co.
4.50%, 05/01/13	1,250,000	1,279,771
6.00%, 08/15/32	83,000	83,417

		2,903,471

Media (0.7%)
CBS Corp.
5.63%, 08/15/12	590,000	575,608
7.88%, 07/30/30	80,000	77,900
5.50%, 05/15/33	118,000	90,606
Comcast Cable Communications Holdings, Inc.
8.38%, 03/15/13	236,000	262,156
9.46%, 11/15/22	118,000	143,615
Comcast Cable Communications LLC.
6.20%, 11/15/08	280,000	283,348
6.88%, 06/15/09	472,000	487,393
Comcast Cable Holdings LLC, 9.80%, 02/01/12	307,000	350,159
Comcast Corp.
5.85%, 01/15/10	864,000	888,096
5.90%, 03/15/16	413,000	409,632
6.50%, 01/15/17	1,013,000	1,034,597
7.05%, 03/15/33	295,000	300,819
5.65%, 06/15/35	586,000	497,619
6.50%, 11/15/35	100,000	94,578
6.45%, 03/15/37	342,000	322,280
COX Communications, Inc.
7.75%, 11/01/10	145,000	155,779
7.13%, 10/01/12	295,000	312,418
5.45%, 12/15/14	354,000	348,519
5.50%, 10/01/15	383,000	374,254
Historic TW, Inc., 6.88%, 06/15/18	176,000	176,551
Time Warner, Inc.
6.88%, 05/01/12	911,000	940,459
5.88%, 11/15/16(b)	700,000	665,668
7.63%, 04/15/31	777,000	812,671
7.70%, 05/01/32	932,000	981,216
Viacom, Inc.
6.25%, 04/30/16	649,000	631,756
6.88%, 04/30/36	324,000	311,998

		11,529,695

Metals & Mining (0.1%)
Alcoa, Inc., 5.87%, 02/23/22	625,000	607,063
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Bond Index

	Principal
	Amount	Value
Corporate Bonds (continued)
Metals & Mining (continued)
Barrick Gold Finance Co., 4.88%, 11/15/14	$230,000	$226,761
Newmont Mining Corp., 5.88%, 04/01/35	236,000	193,733
Vale Overseas Ltd., 6.88%, 11/21/36	944,000	921,075

		1,948,632

Mortgage Banks (0.1%)
Countrywide Home Loans, Inc.
5.63%, 07/15/09	560,000	513,768
4.00%, 03/22/11	706,000	629,645

		1,143,413

Oil, Gas & Consumable Fuels (0.7%)
Anadarko Petroleum Corp., 6.45%, 09/15/36	531,000	540,745
Apache Corp.
6.25%, 04/15/12	230,000	248,829
7.63%, 07/01/19	59,000	69,676
Atlantic Richfield Co., 5.90%, 04/15/09	118,000	121,317
Atmos Energy Corp.
4.00%, 10/15/09	413,000	411,018
5.13%, 01/15/13	133,000	131,917
4.95%, 10/15/14	265,000	253,860
Boardwalk Pipelines LP, 5.20%, 06/01/18	88,000	84,112
Canadian Natural Resources Ltd., 6.25%, 03/15/38	590,000	565,903
CenterPoint Energy Resources Corp., 7.88%, 04/01/13	354,000	393,248
Colonial Pipeline Co., 7.63%, 04/15/32(c)	215,000	246,263
ConocoPhillips
8.75%, 05/25/10	354,000	395,086
4.75%, 10/15/12	675,000	700,895
6.65%, 07/15/18	468,000	532,685
5.90%, 10/15/32	177,000	180,933
ConocoPhillips Holding Co., 6.95%, 04/15/29	218,000	248,232
Devon Energy Corp., 7.95%, 04/15/32	350,000	431,602
Devon OEI Operating, Inc., 7.25%, 10/01/11	578,000	637,872
Enterprise Products Operating LP, 5.60%, 10/15/14	1,194,000	1,194,632
Hess Corp., 7.30%, 08/15/31	354,000	398,843
Kinder Morgan Energy Partners LP
7.50%, 11/01/10	207,000	225,449
6.75%, 03/15/11	91,000	95,333
5.80%, 03/15/35	206,000	174,242
Marathon Oil Corp., 6.80%, 03/15/32	118,000	124,036
Motiva Enterprises LLC, 5.20%, 09/15/12(b)	74,000	78,374
Murphy Oil Corp., 6.38%, 05/01/12	59,000	61,581
Occidental Petroleum Corp., 6.75%, 01/15/12	265,000	293,261
StatoilHydro ASA, 6.80%, 01/15/28	650,000	715,031
Valero Energy Corp.
6.88%, 04/15/12	590,000	634,209
7.50%, 04/15/32	118,000	122,843
6.63%, 06/15/37	455,000	434,918
XTO Energy, Inc.
4.90%, 02/01/14	147,000	146,863
5.30%, 06/30/15	280,000	283,195
5.65%, 04/01/16	118,000	121,049

		11,298,052

Oilfield Machinery & Services (0.1%)
Halliburton Co., 5.50%, 10/15/10	472,000	496,956
Nabors Industries, Inc., 5.38%, 08/15/12	41,000	42,128
Plains All American Pipeline LP, 5.63%, 12/15/13	330,000	348,176
Weatherford International Ltd., 5.50%, 02/15/16	74,000	72,969

		960,229

Other Financial (2.8%)
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	413,000	414,424
Allstate Corp. (The)
6.13%, 02/15/12	254,000	271,389
5.00%, 08/15/14	295,000	299,791
6.13%, 12/15/32	118,000	112,662
5.55%, 05/09/35	88,000	74,144
5.95%, 04/01/36	118,000	105,518
American Express Centurion Bank, 4.38%, 07/30/09	400,000	400,696
American Express Co., 4.88%, 07/15/13	1,348,000	1,323,681
American General Finance Corp., 5.38%, 10/01/12	1,003,000	984,625
American International Group, Inc.
5.05%, 10/01/15	147,000	143,367
5.60%, 10/18/16	585,000	573,645
5.85%, 01/16/18	1,300,000	1,275,743
6.25%, 05/01/36	236,000	223,193
Ameritech Capital Funding Corp., 6.45%, 01/15/18	88,000	92,609
Associates Corp. of North America, 6.95%, 11/01/18	339,000	353,038
BAE Systems Holdings, Inc., 4.75%, 08/15/10(b)	236,000	244,593
Berkshire Hathaway Finance Corp., 4.85%, 01/15/15	354,000	368,963
BHP Billiton Finance USA Ltd., 5.25%, 12/15/15	785,000	768,964
Boeing Capital Corp., 6.10%, 03/01/11	50,000	53,199
BP Capital Markets America, Inc., 4.20%, 06/15/18	147,000	141,595
Bunge Ltd. Finance Corp., 5.10%, 07/15/15	88,000	87,269
Caterpillar Financial Services Corp.
4.50%, 06/15/09	206,000	208,297
5.05%, 12/01/10	590,000	613,759
5.50%, 03/15/16	295,000	302,745
CIT Group, Inc.
4.75%, 12/15/10	201,000	160,019
5.13%, 09/30/14	251,000	191,038
5.40%, 01/30/16	177,000	140,063
5.85%, 09/15/16	1,150,000	883,997
6.00%, 04/01/36	206,000	154,244
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Bond Index

	Principal
	Amount	Value
Corporate Bonds (continued)
Other Financial (continued)
CitiFinancial, Inc., 10.00%, 05/15/09	$59,000	$62,990
ConocoPhillips Australia Funding Co., 5.50%, 04/15/13	324,000	347,430
Continental Airlines, Inc.
7.92%, 05/01/10	350,000	346,500
6.56%, 08/15/13	233,000	241,155
CRH America, Inc., 6.00%, 09/30/16	885,000	842,071
Devon Financing Corp. ULC, 6.88%, 09/30/11	643,000	701,823
Diageo Capital PLC, 5.50%, 09/30/16	500,000	505,401
Diageo Finance BV, 5.30%, 10/28/15	649,000	651,835
General Electric Capital Corp.
4.63%, 09/15/09	634,000	647,275
3.75%, 12/15/09	826,000	835,525
5.50%, 04/28/11	413,000	433,566
5.88%, 02/15/12	59,000	62,568
6.00%, 06/15/12	263,000	280,411
4.88%, 03/04/15	619,000	617,736
5.00%, 01/08/16	295,000	295,302
5.40%, 02/15/17	585,000	594,031
5.63%, 09/15/17	2,000,000	2,046,518
6.75%, 03/15/32	1,678,000	1,792,289
6.15%, 08/07/37	1,200,000	1,198,261
GlaxoSmithKline Capital, Inc., 5.38%, 04/15/34	201,000	188,822
HJ Heinz Finance Co.
6.00%, 03/15/12	350,000	366,737
6.75%, 03/15/32	88,000	88,204
HSBC Finance Corp.
4.75%, 05/15/09	767,000	766,647
4.75%, 04/15/10	354,000	352,081
7.00%, 05/15/12	811,000	841,179
5.25%, 04/15/15	265,000	252,907
5.00%, 06/30/15	501,000	471,557
ING Security Life Institutional Funding, 4.25%, 01/15/10(b)	1,180,000	1,190,115
John Deere Capital Corp.
4.88%, 03/16/09	354,000	358,632
4.40%, 07/15/09	383,000	388,797
Kern River Funding Corp., 4.89%, 04/30/18(c)	77,467	78,908
McDonnell Douglas Corp., 9.75%, 04/01/12	600,000	724,229
Mellon Funding Corp.
6.40%, 05/14/11	265,000	281,464
5.00%, 12/01/14	265,000	250,491
Monumental Global Funding II, 4.38%, 07/30/09(b)	295,000	296,847
National Rural Utilities Cooperative Finance Corp.
4.75%, 03/01/14	324,000	324,152
5.45%, 04/10/17	850,000	850,588
8.00%, 03/01/32	159,000	182,763
Nisource Finance Corp., 5.25%, 09/15/17	260,000	236,715
Nissan Motor Acceptance Corp., 4.63%, 03/08/10(b)	307,000	312,268
Pemex Project Funding Master Trust
9.13%, 10/13/10	138,000	154,560
6.63%, 06/15/35	324,000	335,300
Popular North America, Inc., 4.70%, 06/30/09	324,000	324,679
Principal Life Global Funding I, 5.25%, 01/15/13(c)	879,000	896,114
Prudential Financial, Inc.
5.10%, 12/14/11	740,000	753,626
5.10%, 09/20/14	295,000	289,383
6.00%, 12/01/17	800,000	806,328
5.75%, 07/15/33	147,000	128,310
SLM Corp.
5.13%, 08/27/12	1,475,000	1,138,007
5.38%, 05/15/14	1,091,000	818,763
Spectra Energy Capital LLC, 6.75%, 02/15/32	327,000	311,059
Sprint Capital Corp.
6.38%, 05/01/09	221,000	217,685
8.38%, 03/15/12	1,215,000	1,123,875
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	142,000	138,424
Textron Financial Corp., 4.60%, 05/03/10	355,000	364,998
Toll Brothers Finance Corp., 6.88%, 11/15/12	88,000	88,352
Toyota Motor Credit Corp., 4.25%, 03/15/10	336,000	346,329
Verizon Communications, Inc.
4.90%, 09/15/15	590,000	571,040
5.85%, 09/15/35	118,000	107,492
Verizon Global Funding Corp.
6.88%, 06/15/12	295,000	318,029
7.38%, 09/01/12	522,000	573,357
4.38%, 06/01/13	369,000	360,764
7.75%, 12/01/30	1,190,000	1,292,942
Western & Southern Financial Group, Inc., 5.75%, 07/15/33(b)	147,000	126,423
Willis North America, Inc., 5.63%, 07/15/15	177,000	176,095

		44,035,994

Other Utilities (0.9%)
Ameren Energy Generating Co., 7.95%, 06/01/32	105,000	117,419
American Electric Power Co., Inc., 5.25%, 06/01/15	192,000	189,957
Consolidated Natural Gas Co.
6.25%, 11/01/11	451,000	476,520
5.00%, 12/01/14	1,069,000	1,037,706
Constellation Energy Group, Inc., 6.13%, 09/01/09	313,000	321,478
Dominion Resources, Inc.
5.70%, 09/17/12	162,000	169,646
6.30%, 03/15/33	692,000	672,252
5.95%, 06/15/35	251,000	237,027
DTE Energy Co., 6.35%, 06/01/16	913,000	949,401
Duke Energy Ohio, Inc.
5.70%, 09/15/12	41,000	43,101
5.40%, 06/15/33	74,000	62,893
Entergy Gulf States, Inc., 5.25%, 08/01/15	177,000	167,238
Entergy Mississippi, Inc., 5.15%, 02/01/13	289,000	291,227
FirstEnergy Corp., 7.38%, 11/15/31	663,000	721,212
Midamerican Energy Co., 5.80%, 10/15/36	550,000	522,616
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Bond Index

	Principal
	Amount	Value
Corporate Bonds (continued)
Other Utilities (continued)
Midamerican Energy Holdings Co.
5.88%, 10/01/12	$634,000	$669,959
6.13%, 04/01/36	845,000	816,723
New York State Electric & Gas Corp., 5.75%, 05/01/23	59,000	53,298
Oncor Electric Delivery Co.
6.38%, 05/01/12	552,000	568,021
6.38%, 01/15/15	692,000	691,727
Pacific Gas & Electric Co.
3.60%, 03/01/09	649,000	647,395
4.80%, 03/01/14	472,000	476,089
5.80%, 03/01/37	950,000	898,772
Pacificorp, 5.25%, 06/15/35	177,000	156,215
Pepco Holdings, Inc.
6.45%, 08/15/12	106,000	112,946
7.45%, 08/15/32	118,000	127,305
Progress Energy, Inc.
7.10%, 03/01/11	122,000	131,324
7.75%, 03/01/31	486,000	569,951
Public Service Co. of Colorado, 5.50%, 04/01/14	251,000	261,650
SCANA Corp.
6.88%, 05/15/11	516,000	547,874
6.25%, 02/01/12	147,000	154,528
Southern California Edison Co.
6.00%, 01/15/34	177,000	178,537
5.55%, 01/15/36	436,000	413,356
Virginia Electric and Power Co., 5.40%, 01/15/16	147,000	148,569
Westar Energy, Inc., 6.00%, 07/01/14	265,000	277,161
Xcel Energy, Inc.
5.61%, 04/01/17	248,000	248,572
6.50%, 07/01/36	427,000	419,737

		14,549,402

Pharmaceuticals (0.6%)
Abbott Laboratories
3.50%, 02/17/09	118,000	118,372
5.88%, 05/15/16	481,000	512,730
Amgen, Inc., 4.00%, 11/18/09	280,000	282,828
Bristol-Myers Squibb Co., 5.25%, 08/15/13	1,425,000	1,514,443
Eli Lilly & Co.
6.00%, 03/15/12	295,000	321,323
5.20%, 03/15/17	1,000,000	1,028,164
7.13%, 06/01/25	118,000	134,770
Genentech, Inc.
4.40%, 07/15/10	165,000	169,834
5.25%, 07/15/35	88,000	81,401
Merck & Co., Inc.
4.75%, 03/01/15	354,000	358,047
6.40%, 03/01/28	74,000	80,562
5.95%, 12/01/28	162,000	163,069
Pfizer, Inc., 4.65%, 03/01/18	265,000	261,267
Pharmacia Corp., 6.60%, 12/01/28	177,000	193,228
Schering-Plough Corp., 5.30%, 12/01/13	1,400,000	1,445,948
Wyeth
5.50%, 02/01/14	678,000	702,277
5.50%, 02/15/16	634,000	646,472
6.50%, 02/01/34	206,000	214,157
6.00%, 02/15/36	250,000	244,356

		8,473,248

Pipelines (0.2%)
AGL Capital Corp., 4.45%, 04/15/13	177,000	171,713
Duke Energy Carolinas LLC, 6.25%, 01/15/12	1,650,000	1,771,955
Texas Gas Transmission LLC, 4.60%, 06/01/15	177,000	167,389
TransCanada Pipelines Ltd., 5.85%, 03/15/36	750,000	712,174

		2,823,231

Publishing (0.1%)
Gannett Co., Inc., 6.38%, 04/01/12	236,000	243,570
News America, Inc.
9.25%, 02/01/13	118,000	136,932
5.30%, 12/15/14	767,000	767,087
8.00%, 10/17/16	118,000	135,462
7.28%, 06/30/28	77,000	81,240
6.20%, 12/15/34	245,000	233,334
6.40%, 12/15/35	477,000	462,937

		2,060,562

Real Estate Investment Trusts (REITs) (0.5%)
AvalonBay Communities, Inc.
6.63%, 09/15/11	88,000	91,194
5.50%, 01/15/12	765,000	757,650
Boston Properties LP, 5.00%, 06/01/15	590,000	525,780
Brandywine Operating Partnership LP, 5.63%, 12/15/10	180,000	167,884
Camden Property Trust, 5.00%, 06/15/15	147,000	131,457
Colonial Realty LP, 6.25%, 06/15/14	455,000	409,248
Developers Diversified Realty Corp., 5.38%, 10/15/12	295,000	275,494
Duke Realty LP
5.25%, 01/15/10	177,000	178,087
4.63%, 05/15/13	765,000	674,868
ERP Operating LP
5.25%, 09/15/14	472,000	437,949
5.38%, 08/01/16	295,000	261,906
HCP, Inc.
6.45%, 06/25/12	56,000	54,624
6.00%, 01/30/17	472,000	385,362
Health Care REIT, Inc., 6.00%, 11/15/13	177,000	169,925
Hospitality Properties Trust, 6.75%, 02/15/13	745,000	732,465
HRPT Properties Trust, 5.75%, 02/15/14	177,000	167,365
iStar Financial, Inc., 5.65%, 09/15/11	254,000	193,040
Liberty Property LP, 7.25%, 03/15/11	38,000	39,974
Prologis, 5.25%, 11/15/10	472,000	476,501
Simon Property Group LP
4.60%, 06/15/10	236,000	234,185
5.10%, 06/15/15	531,000	487,825
6.10%, 05/01/16	413,000	398,702
Vornado Realty LP, 5.60%, 02/15/11	206,000	202,144
Washington Real Estate Investment Trust, 5.25%, 01/15/14	118,000	119,148
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Bond Index

	Principal
	Amount	Value
Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (continued)
Westfield Capital Corp. Ltd., 5.13%, 11/15/14(b)	$153,000	$139,437

		7,712,214

Road & Rail (0.2%)
Burlington Northern Santa Fe Corp.
6.75%, 07/15/11	215,000	229,845
7.95%, 08/15/30	206,000	239,858
CSX Corp.
6.75%, 03/15/11	133,000	140,415
5.50%, 08/01/13	507,000	507,029
Norfolk Southern Corp.
6.75%, 02/15/11	964,000	1,037,654
5.59%, 05/17/25	84,000	76,896
7.25%, 02/15/31	620,000	681,286
TTX Co., 4.90%, 03/01/15(b)	221,000	237,132
Union Pacific Corp.
3.63%, 06/01/10	242,000	242,216
5.38%, 06/01/33	62,000	54,357
6.25%, 05/01/34	236,000	230,865

		3,677,553

Service Companies (0.1%)
Omnicom Group, Inc., 5.90%, 04/15/16	177,000	175,880
Oracle Corp., 5.25%, 01/15/16	572,000	571,705
RR Donnelley & Sons Co.
4.95%, 04/01/14	118,000	108,486
6.13%, 01/15/17	700,000	641,736
Science Applications International Corp., 5.50%, 07/01/33	177,000	153,110
Waste Management, Inc.
7.38%, 08/01/10	147,000	154,865
6.38%, 11/15/12	206,000	213,925
7.00%, 07/15/28	162,000	165,334

		2,185,041

Specialty Retail (0.9%)
Costco Wholesale Corp., 5.50%, 03/15/17	850,000	878,482
CVS Caremark Corp.
4.00%, 09/15/09	118,000	118,052
6.25%, 06/01/27	795,000	792,279
Home Depot, Inc.
5.25%, 12/16/13	1,180,000	1,154,523
5.40%, 03/01/16	590,000	554,567
JC Penney Corp., Inc.
8.00%, 03/01/10	749,000	781,578
5.75%, 02/15/18	900,000	830,963
Kohl’s Corp., 6.30%, 03/01/11	50,000	51,199
Kroger Co. (The)
6.80%, 04/01/11	201,000	213,756
6.20%, 06/15/12	236,000	247,225
7.50%, 04/01/31	257,000	278,399
Lowe’s Cos., Inc., 6.50%, 03/15/29	236,000	236,819
Ltd Brands, Inc., 6.13%, 12/01/12	147,000	138,220
Macys Retail Holdings, Inc.
6.63%, 04/01/11	631,000	631,243
5.75%, 07/15/14	442,000	403,759
6.90%, 04/01/29	147,000	124,400
Safeway, Inc.
6.50%, 03/01/11	236,000	250,871
5.80%, 08/15/12	206,000	215,987
5.63%, 08/15/14	177,000	182,014
Target Corp.
10.00%, 01/01/11	66,000	75,371
6.35%, 01/15/11	124,000	131,615
7.00%, 07/15/31	174,000	176,062
6.35%, 11/01/32	313,000	297,129
Wal-Mart Stores, Inc.
6.88%, 08/10/09	820,000	865,599
4.13%, 07/01/10	413,000	424,537
4.13%, 02/15/11	383,000	392,004
5.00%, 04/05/12	1,800,000	1,891,339
7.55%, 02/15/30	118,000	138,552
5.25%, 09/01/35	708,000	626,595

		13,103,139

Technology (0.2%)
Cisco Systems, Inc.
5.25%, 02/22/11	295,000	307,945
5.50%, 02/22/16	767,000	793,544
Dell, Inc., 7.10%, 04/15/28	206,000	216,173
Hewlett-Packard Co., 6.50%, 07/01/12	292,000	318,786
International Business Machines Corp.
4.75%, 11/29/12	516,000	534,039
5.88%, 11/29/32	983,000	967,196

		3,137,683

Telecommunications (0.9%)
AT&T Mobility LLC, 7.13%, 12/15/31	413,000	434,505
AT&T, Inc.
4.13%, 09/15/09	737,000	741,101
5.30%, 11/15/10	383,000	397,397
6.25%, 03/15/11	475,000	497,337
5.88%, 08/15/12	425,000	444,514
5.10%, 09/15/14	1,003,000	996,450
5.63%, 06/15/16	295,000	295,837
6.15%, 09/15/34	1,161,000	1,115,176
BellSouth Corp.
4.20%, 09/15/09	354,000	356,341
6.00%, 10/15/11	838,000	876,731
5.20%, 09/15/14	501,000	500,171
6.55%, 06/15/34	177,000	173,869
6.00%, 11/15/34	851,000	799,129
Embarq Corp.
6.74%, 06/01/13	767,000	741,690
7.08%, 06/01/16	133,000	125,916
France Telecom SA, 3,376.25%, 03/01/31	407,000	504,231
GTE Corp.
6.84%, 04/15/18	206,000	220,823
6.94%, 04/15/28	147,000	148,377
New Cingular Wireless Services, Inc.
8.13%, 05/01/12	44,000	49,240
8.75%, 03/01/31	321,000	389,564
Nextel Communications, Inc., 6.88%, 10/31/13	2,635,000	2,081,650
Rogers Wireless, Inc., 7.25%, 12/15/12	875,000	936,892
Verizon Global Funding Corp., 7.25%, 12/01/10	537,000	576,725
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Bond Index

	Shares or
	Principal
	Amount	Value
Corporate Bonds (continued)
Telecommunications (continued)
Vodafone Group PLC, 6.15%, 02/27/37	$590,000	$549,937

		13,953,603

Transportation (0.1%)
General Dynamics Corp., 4.25%, 05/15/13	250,000	253,206
Southwest Airlines Co., 5.13%, 03/01/17	147,000	137,146
United Parcel Service, Inc.
8.38%, 04/01/20	118,000	152,726
8.38%, 04/01/30	177,000	226,121

		769,199

Total Corporate Bonds		284,621,647

Municipal Bonds (0.1%)
Diversified Financial Services (0.1%)
City of Dallas, Texas, 5.25%, 02/15/24	708,000	703,887
State of Illinois, 5.10%, 06/01/33	1,005,000	1,004,477

Total Municipal Bonds		1,708,364

Sovereign Bonds (3.2%)
Canada (0.6%)
Province of British Columbia, Canada, 4.30%, 05/30/13	159,000	167,111
Province of Manitoba Canada
7.50%, 02/22/10	295,000	322,996
5.00%, 02/15/12	1,475,000	1,580,331
Province of Nova Scotia Canada, 5.13%, 01/26/17	885,000	957,607
Province of Ontario Canada
5.50%, 10/01/08	206,000	209,434
4.38%, 02/15/13	428,000	449,144
4.50%, 02/03/15	667,000	697,698
4.75%, 01/19/16	295,000	311,698
Province of Quebec Canada
5.00%, 07/17/09	3,185,000	3,290,357
4.60%, 05/26/15	354,000	371,338
7.50%, 09/15/29	578,000	774,873

		9,132,587

Chile (0.0%)
Chile Government International Bond, 5.50%, 01/15/13	177,000	187,266

China (0.0%)
China Government International Bond, 4.75%, 10/29/13	295,000	308,525

Germany (0.3%)
Kreditanstalt fuer Wiederaufbau
3.25%, 03/30/09	531,000	533,040
4.13%, 10/15/14	708,000	748,478
4.38%, 07/21/15	1,445,000	1,513,426
Landwirtschaftliche Rentenbank
4.88%, 02/14/11	885,000	945,097
5.25%, 07/15/11	350,000	378,983
5.13%, 02/01/17	750,000	822,130

		4,941,154

Iceland (0.0%)(b)
Kaupthing Bank Hf, 7.13%, 05/19/16	354,000	238,866

Italy (0.3%)
Italian Republic
3.25%, 05/15/09	1,003,000	1,015,127
4.38%, 06/15/13	560,000	593,528
4.50%, 01/21/15	938,000	991,490
4.75%, 01/25/16	413,000	438,421
6.88%, 09/27/23	251,000	311,109
5.38%, 06/15/33	841,000	881,750

		4,231,425

Luxembourg (0.8%)
European Investment Bank
3.38%, 03/16/09	944,000	954,206
5.00%, 02/08/10	8,849,000	9,277,433
4.63%, 05/15/14	895,000	949,068
5.13%, 09/13/16	350,000	381,114

		11,561,821

Mexico (0.2%)
Banco Nacional de Comercio Exterior SNC, 3.88%, 01/21/09(b)	59,000	58,717
Mexico Government International Bond
6.38%, 01/16/13	1,143,000	1,255,585
6.75%, 09/27/34	2,046,000	2,282,313

		3,596,615

Norway (0.1%)
Eksportfinans AS
4.75%, 12/15/08	413,000	419,041
5.50%, 05/25/16	383,000	419,789

		838,830

Poland (0.0%)
Poland Government International Bond, 5.00%, 10/19/15	224,000	234,448

Republic of Korea (0.2%)
Export-Import Bank Of Korea
4.63%, 03/16/10	413,000	418,757
5.13%, 02/14/11	354,000	361,045
Korea Development Bank
4.75%, 07/20/09	885,000	894,086
5.75%, 09/10/13	118,000	123,948
Republic of Korea, 4.25%, 06/01/13	708,000	711,291

		2,509,127

South Africa (0.0%)
South Africa Government International Bond, 6.50%, 06/02/14	206,000	214,498

Spain (0.1%)
Telefonica Emisiones SAU, 6.42%, 06/20/16	1,770,000	1,814,110

Sweden (0.4%)
Svensk Exportkredit AB, 4.88%, 09/29/11	5,899,000	6,269,215

United States (0.2%)
Inter-American Development Bank
5.00%, 04/05/11	350,000	372,386
5.13%, 09/13/16	585,000	642,459
6.80%, 10/15/25	413,000	509,572
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Bond Index

	Principal
	Amount	Value
Sovereign Bonds (continued)
United States (continued)
International Bank for Reconstruction & Development, 7.63%, 01/19/23	$973,000	$1,324,897

		2,849,314

Venezuela (0.0%)
Corp Andina de Fomento, 6.88%, 03/15/12	236,000	253,791

Total Sovereign Bonds		49,181,592

U.S. Government Sponsored & Agency Obligations (30.8%)
Federal Home Loan Bank System, 5.25%, 06/05/17	10,000,000	10,904,570
Federal Home Loan Mortgage Corp.
4.88%, 02/17/09	2,147,000	2,195,020
5.75%, 03/15/09	14,886,000	15,371,983
5.25%, 05/21/09	16,933,000	17,497,208
4.25%, 07/15/09	1,363,000	1,397,151
6.63%, 09/15/09	634,000	673,390
5.13%, 07/15/12	6,091,000	6,588,336
4.88%, 11/15/13	10,058,000	10,776,966
5.00%, 07/15/14	3,539,000	3,818,556
4.38%, 07/17/15	7,214,000	7,463,496
5.00%, 12/14/18	3,480,000	3,404,293
6.75%, 09/15/29	557,000	689,895
6.25%, 07/15/32	1,245,000	1,484,045
Federal National Mortgage Association
4.88%, 04/15/09	14,231,000	14,609,488
5.38%, 08/15/09	11,202,000	11,670,165
6.63%, 09/15/09	18,104,000	19,228,783
5.13%, 04/15/11	4,796,000	5,115,509
5.38%, 11/15/11	3,501,000	3,807,166
4.38%, 03/15/13	11,618,000	12,195,961
4.63%, 10/15/14	1,779,000	1,883,022
5.00%, 04/15/15	1,628,000	1,754,922
4.38%, 10/15/15	118,000	122,015
Financing Corp. (FICO), 9.80%, 11/30/17	18,000	26,141
Tennessee Valley Authority, 6.25%, 12/15/17	50,000	58,792
United States Treasury Note/Bond
3.63%, 10/31/09	48,605,000	50,123,906
4.75%, 02/15/10	30,070,000	31,808,407
4.50%, 09/30/11	41,975,000	45,490,406
4.63%, 02/29/12	15,297,000	16,686,870
4.50%, 04/30/12	4,000,000	4,345,936
4.75%, 05/31/12	6,465,000	7,091,297
4.25%, 09/30/12	7,000,000	7,564,921
2.75%, 02/28/13	26,000,000	26,357,500
4.00%, 02/15/15	3,250,000	3,494,764
4.13%, 05/15/15	5,348,000	5,781,274
4.50%, 11/15/15	6,372,000	7,041,557
4.88%, 08/15/16	5,672,000	6,353,525
4.63%, 02/15/17	7,365,000	8,089,414
4.50%, 05/15/17	5,775,000	6,275,802
8.75%, 05/15/17	6,524,000	9,192,212
4.25%, 11/15/17	19,545,000	20,853,596
8.50%, 02/15/20	4,238,000	6,079,873
6.25%, 08/15/23	25,926,000	31,911,250
6.88%, 08/15/25	4,713,000	6,215,269
6.38%, 08/15/27	10,342,000	13,160,195
5.38%, 02/15/31	3,107,000	3,593,438
4.50%, 02/15/36	6,055,000	6,255,100
5.00%, 05/15/37	305,000	341,195
Total U.S. Government Sponsored & Agency Obligations		476,844,580

U.S. Government Mortgage Backed Agencies (43.9%)
Fannie Mae Pool
Pool #709921, 5.00%, 06/01/18	78,590	79,704
Pool #255315, 4.00%, 07/01/19	225,835	221,115
Pool #822023, 5.50%, 07/01/20	43,219	44,239
Pool #826869, 5.50%, 08/01/20	881,621	902,426
Pool #835228, 5.50%, 08/01/20	15,686	16,057
Pool #825811, 5.50%, 09/01/20	17,970	18,394
Pool #832837, 5.50%, 09/01/20	773,188	791,435
Pool #839585, 5.50%, 09/01/20	89,192	91,296
Pool #811505, 5.50%, 10/01/20	50,176	51,360
Pool #829704, 5.50%, 10/01/20	61,358	62,806
Pool #838565, 5.50%, 10/01/20	813,200	832,391
Pool #838566, 5.50%, 10/01/20	32,256	33,017
Pool #840102, 5.50%, 10/01/20	756,559	774,412
Pool #841947, 5.50%, 10/01/20	34,688	35,507
Pool #843102, 5.50%, 10/01/20	21,823	22,338
Pool #839100, 5.50%, 11/01/20	25,975	26,588
Pool #840808, 5.50%, 11/01/20	25,873	26,484
Pool #847832, 5.50%, 11/01/20	39,095	40,018
Pool #847920, 5.50%, 11/01/20	846,892	866,877
Pool #830670, 5.50%, 12/01/20	33,536	34,328
Pool #866142, 5.50%, 01/01/21	85,142	87,035
Pool #788210, 5.50%, 02/01/21	814,817	832,933
Pool #837194, 5.50%, 02/01/21	35,218	36,049
Pool #867183, 5.50%, 02/01/21	105,814	108,166
Pool #811558, 5.50%, 03/01/21	863,014	883,380
Pool #870296, 5.50%, 03/01/21	21,651	22,132
Pool #878120, 5.50%, 04/01/21	36,550	37,363
Pool #878121, 5.50%, 04/01/21	59,802	61,132
Pool #811559, 5.50%, 05/01/21	710,238	726,029
Pool #879115, 5.50%, 05/01/21	119,979	122,646
Pool #883922, 5.50%, 05/01/21	754,375	771,147
Pool #885440, 5.50%, 05/01/21	20,437	20,891
Pool #845489, 5.50%, 06/01/21	20,691	21,151
Pool #880950, 5.50%, 07/01/21	820,782	839,030
Pool #870092, 5.50%, 08/01/21	22,998	23,509
Pool #896599, 5.50%, 08/01/21	53,777	54,972
Pool #896605, 5.50%, 08/01/21	33,598	34,345
Pool #903350, 5.00%, 10/01/21	64,458	65,173
Pool #894126, 5.50%, 10/01/21	21,157	21,616
Pool #902789, 5.50%, 11/01/21	754,227	770,995
Pool #901509, 5.00%, 12/01/21	68,537	69,296
Pool #906708, 5.00%, 12/01/21	744,582	752,832
Pool #905586, 5.50%, 12/01/21	802,188	820,023
Pool #840486, 5.00%, 01/01/22	96,231	97,245
Pool #906317, 5.50%, 01/01/22	46,771	47,786
Pool #906205, 5.50%, 01/01/22	26,725	27,305
Pool #928106, 5.50%, 02/01/22	1,414,239	1,444,920
Pool #899242, 5.00%, 03/01/22	33,719	34,075
Pool #912981, 5.00%, 03/01/22	138,568	140,028
Pool #914324, 5.00%, 03/01/22	37,901	38,301
Pool #923092, 5.00%, 03/01/22	650,704	657,562
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Bond Index

	Principal
	Amount	Value
U.S. Government Mortgage Backed Agencies (continued)
Pool #914385, 5.50%, 03/01/22	$25,966	$26,530
Pool #913889, 5.50%, 03/01/22	774,905	792,133
Pool #912845, 5.00%, 04/01/22	92,935	93,965
Pool #914758, 5.00%, 04/01/22	636,208	642,913
Pool #915144, 5.00%, 04/01/22	956,100	966,177
Pool #917688, 5.00%, 04/01/22	103,447	104,537
Pool #913323, 5.50%, 04/01/22	26,770	27,351
Pool #913331, 5.50%, 05/01/22	80,713	82,464
Pool #748841, 5.00%, 06/01/22	59,135	59,758
Pool #899472, 5.00%, 06/01/22	117,948	119,191
Pool #899475, 5.00%, 06/01/22	698,984	706,351
Pool #917163, 5.00%, 06/01/22	134,871	136,292
Pool #918552, 5.00%, 06/01/22	934,971	944,825
Pool #918699, 5.00%, 06/01/22	683,453	690,656
Pool #939453, 5.00%, 06/01/22	927,875	937,654
Pool #940903, 5.00%, 06/01/22	90,837	91,795
Pool #941632, 5.00%, 06/01/22	115,497	116,714
Pool #899438, 5.50%, 06/01/22	814,107	831,769
Pool #939673, 5.50%, 06/01/22	204,497	208,934
Pool #560868, 7.50%, 02/01/31	5,558	5,994
Pool #607212, 7.50%, 10/01/31	100,523	108,412
Pool #607559, 6.50%, 11/01/31	2,521	2,630
Pool #607632, 6.50%, 11/01/31	1,215	1,268
Pool #661664, 7.50%, 09/01/32	109,816	118,199
Pool #254548, 5.50%, 12/01/32	2,562,632	2,596,848
Pool #656559, 6.50%, 02/01/33	287,746	299,965
Pool #694846, 6.50%, 04/01/33	41,385	42,898
Pool #750229, 6.50%, 10/01/33	263,085	272,702
Pool #725594, 5.50%, 07/01/34	2,479,557	2,509,357
Pool #788027, 6.50%, 09/01/34	209,858	218,050
Pool #804847, 4.50%, 01/01/35	336,407	324,936
Pool #735141, 5.50%, 01/01/35	9,271,844	9,368,605
Pool #888275, 5.50%, 01/01/35	2,849,879	2,886,222
Pool #888233, 5.00%, 11/01/35	59,344,052	58,822,420
Pool #256023, 6.00%, 12/01/35	7,085,177	7,264,454
Pool #868494, 6.00%, 04/01/36	315,206	323,263
Pool #891595, 5.00%, 06/01/36	4,716,545	4,673,412
Pool #885844, 6.00%, 06/01/36	304,507	312,289
Pool #892370, 6.00%, 07/01/36	141,552	145,170
Pool #888077, 5.00%, 08/01/36	2,841,793	2,815,126
Pool #894441, 5.84%, 08/01/36(a)	9,650,303	9,884,045
Pool #901149, 6.00%, 08/01/36	1,929,712	1,979,032
Pool #887050, 6.00%, 08/01/36	887,016	909,687
Pool #894957, 6.50%, 08/01/36	752,754	780,315
Pool #888635, 5.50%, 09/01/36	3,006,744	3,045,087
Pool #901957, 5.50%, 10/01/36	92,034	93,018
Pool #898415, 6.00%, 10/01/36	221,229	226,883
Pool #908698, 6.50%, 10/01/36	1,451,073	1,504,114
Pool #922846, 6.50%, 11/01/36	684,752	709,823
Pool #907735, 6.00%, 12/01/36	282,686	289,911
Pool #909756, 6.50%, 02/01/37	2,953,581	3,061,721
Pool #888268, 6.00%, 03/01/37	690,710	708,364
Pool #917237, 6.00%, 04/01/37	930,422	953,971
Pool #923399, 6.00%, 06/01/37	892,494	915,083
Pool #940887, 6.00%, 06/01/37	971,022	995,598
Pool #941193, 6.00%, 06/01/37	992,994	1,018,127
Pool #919190, 6.50%, 06/01/37	704,895	730,655
Pool #937776, 6.50%, 06/01/37	1,458,736	1,512,044
Pool #939671, 6.50%, 06/01/37	649,388	673,119
Pool #939749, 6.50%, 06/01/37	1,793,059	1,858,585
Pool #941298, 6.50%, 06/01/37	766,212	794,213
Pool #899830, 6.00%, 08/01/37	1,909,789	1,958,126
Pool #256890, 6.00%, 09/01/37	954,811	969,422
Pool #946614, 6.00%, 09/01/37	2,329,175	2,388,126
Pool #950726, 5.99%, 10/01/37(a)	7,752,352	7,931,673
Pool #256936, 6.00%, 10/01/37	1,419,934	1,441,664
Pool #967483, 6.00%, 01/01/38	1,297,277	1,330,111
Pool #889116, 6.00%, 02/01/38	10,759,490	11,031,812
Federal Home Loan Mortgage Corp.,TBA
5.00%, TBA, 04/15/36	300,000	297,000
6.00%, TBA, 04/15/37	61,300,000	62,851,626
5.50%, TBA, 04/14/38	4,000,000	4,038,752
Federal Home Loan Mortgage Corp. TBA
0.00%, 04/01/20	24,000,000	23,850,000
4.50%, 03/15/22	5,000,000	4,973,005
Federal National Mortgage Association,TBA
5.50%, TBA, 04/15/37	55,500,000	56,020,313
6.00%, TBA, 04/15/37	24,500,000	25,097,188
Freddie Mac Gold Pool
Pool #E00282, 6.50%, 03/01/09	18,759	19,506
Pool #G10399, 6.50%, 07/01/09	4,592	4,659
Pool #E00394, 7.50%, 09/01/10	25,151	25,925
Pool #M80898, 4.50%, 02/01/11	425,425	431,585
Pool #M80904, 4.50%, 03/01/11	275,442	273,746
Pool #M80917, 4.50%, 05/01/11	64,340	65,272
Pool #M80926, 4.50%, 07/01/11	265,990	269,841
Pool #M80934, 4.50%, 08/01/11	328,805	326,781
Pool #G10940, 6.50%, 11/01/11	11,005	11,369
Pool #G11130, 6.00%, 12/01/11	99,497	102,121
Pool #M80981, 4.50%, 07/01/12	135,338	135,205
Pool #E00507, 7.50%, 09/01/12	2,695	2,811
Pool #G10749, 6.00%, 10/01/12	67,266	69,612
Pool #M81009, 4.50%, 02/01/13	160,024	159,039
Pool #E69050, 6.00%, 02/01/13	36,903	38,095
Pool #E72896, 7.00%, 10/01/13	18,608	19,509
Pool #G11612, 6.00%, 04/01/14	58,884	60,322
Pool #E00677, 6.00%, 06/01/14	97,842	101,015
Pool #E00802, 7.50%, 02/01/15	48,236	50,285
Pool #G11001, 6.50%, 03/01/15	36,375	38,164
Pool #G11003, 7.50%, 04/01/15	2,630	2,759
Pool #G11164, 7.00%, 05/01/15	8,293	8,710
Pool #E81396, 7.00%, 10/01/15	1,542	1,622
Pool #E81394, 7.50%, 10/01/15	14,851	15,603
Pool #E84097, 6.50%, 12/01/15	4,581	4,804
Pool #E00938, 7.00%, 01/01/16	22,275	23,415
Pool #E82132, 7.00%, 01/01/16	4,394	4,619
Pool #E82815, 6.00%, 03/01/16	18,680	19,279
Pool #G11972, 6.00%, 04/01/16	286,323	295,507
Pool #E83231, 6.00%, 04/01/16	4,496	4,638
Pool #E83233, 6.00%, 04/01/16	12,561	12,957
Pool #E83046, 7.00%, 04/01/16	2,766	2,908
Pool #E00975, 6.00%, 05/01/16	67,363	69,522
Pool #E83355, 6.00%, 05/01/16	18,035	18,603
Pool #E83636, 6.00%, 05/01/16	31,380	32,368
Pool #E83933, 6.50%, 05/01/16	1,188	1,244
Pool #E00985, 6.00%, 06/01/16	37,786	38,995
Pool #E00987, 6.50%, 06/01/16	32,436	34,008
Pool #E84236, 6.50%, 06/01/16	7,997	8,379
Pool #E00996, 6.50%, 07/01/16	4,052	4,249
Pool #E84912, 6.50%, 08/01/16	19,625	20,561
Pool #E85117, 6.50%, 08/01/16	10,966	11,489
Pool #E85387, 6.00%, 09/01/16	38,973	40,200
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Bond Index

	Principal
	Amount	Value
U.S. Government Mortgage Backed Agencies (continued)
Pool #E85800, 6.50%, 10/01/16	$8,023	$8,406
Pool #E86183, 6.00%, 11/01/16	5,598	5,774
Pool #E01083, 7.00%, 11/01/16	7,322	7,685
Pool #G11207, 7.00%, 11/01/16	20,736	21,801
Pool #E86746, 5.50%, 12/01/16	91,608	93,522
Pool #E86533, 6.00%, 12/01/16	11,959	12,335
Pool #E01095, 6.00%, 01/01/17	15,131	15,610
Pool #E87584, 6.00%, 01/01/17	12,802	13,205
Pool #E86995, 6.50%, 01/01/17	35,069	36,742
Pool #E87291, 6.50%, 01/01/17	42,387	44,409
Pool #E87446, 6.50%, 01/01/17	7,563	7,914
Pool #E88076, 6.00%, 02/01/17	11,180	11,531
Pool #E01127, 6.50%, 02/01/17	24,076	25,232
Pool #E88055, 6.50%, 02/01/17	65,696	68,747
Pool #E88106, 6.50%, 02/01/17	41,663	43,598
Pool #E01137, 6.00%, 03/01/17	23,098	23,826
Pool #E88134, 6.00%, 03/01/17	3,468	3,576
Pool #E88474, 6.00%, 03/01/17	22,508	23,214
Pool #E88768, 6.00%, 03/01/17	63,914	65,926
Pool #E01138, 6.50%, 03/01/17	12,293	12,880
Pool #E01139, 6.00%, 04/01/17	104,038	107,313
Pool #E88729, 6.00%, 04/01/17	16,773	17,299
Pool #E89149, 6.00%, 04/01/17	26,870	27,712
Pool #E89151, 6.00%, 04/01/17	20,953	21,610
Pool #E89217, 6.00%, 04/01/17	14,720	15,181
Pool #E89222, 6.00%, 04/01/17	105,079	108,373
Pool #E89347, 6.00%, 04/01/17	4,991	5,147
Pool #E89496, 6.00%, 04/01/17	25,088	25,874
Pool #E89203, 6.50%, 04/01/17	10,006	10,471
Pool #E01140, 6.00%, 05/01/17	91,380	94,256
Pool #G11409, 6.00%, 05/01/17	139,376	143,764
Pool #E89788, 6.00%, 05/01/17	14,077	14,519
Pool #E89530, 6.00%, 05/01/17	63,770	65,769
Pool #E89746, 6.00%, 05/01/17	148,381	153,033
Pool #E89909, 6.00%, 05/01/17	22,504	23,209
Pool #E01156, 6.50%, 05/01/17	34,452	36,086
Pool #E89924, 6.50%, 05/01/17	70,005	73,256
Pool #E01157, 6.00%, 06/01/17	64,026	66,041
Pool #B15071, 6.00%, 06/01/17	308,394	318,103
Pool #E90194, 6.00%, 06/01/17	17,680	18,234
Pool #E90227, 6.00%, 06/01/17	14,626	15,085
Pool #E90313, 6.00%, 06/01/17	7,760	8,003
Pool #E90591, 5.50%, 07/01/17	90,104	92,413
Pool #E90594, 6.00%, 07/01/17	55,681	57,427
Pool #E90667, 6.00%, 07/01/17	14,964	15,433
Pool #E90645, 6.00%, 07/01/17	101,763	104,953
Pool #E01186, 5.50%, 08/01/17	201,883	207,085
Pool #E01205, 6.50%, 08/01/17	26,600	27,859
Pool #G11295, 5.50%, 09/01/17	134,163	137,601
Pool #G11458, 6.00%, 09/01/17	47,008	48,533
Pool #E93476, 5.00%, 01/01/18	173,450	176,148
Pool #G11434, 6.50%, 01/01/18	35,919	37,633
Pool #E01311, 5.50%, 02/01/18	2,148,111	2,203,177
Pool #E98207, 5.00%, 04/01/18	56,762	57,602
Pool #G11399, 5.50%, 04/01/18	196,539	201,613
Pool #E96459, 5.00%, 05/01/18	73,939	75,033
Pool #E99869, 5.00%, 06/01/18	91,585	93,010
Pool #E97335, 5.00%, 07/01/18	1,407,989	1,428,828
Pool #E97366, 5.00%, 07/01/18	403,769	409,745
Pool #E97702, 5.00%, 07/01/18	543,873	551,922
Pool #E98258, 5.00%, 07/01/18	222,509	225,802
Pool #E99426, 5.00%, 09/01/18	158,400	160,744
Pool #E99498, 5.00%, 09/01/18	170,215	172,734
Pool #E99579, 5.00%, 09/01/18	123,026	124,847
Pool #E99673, 5.00%, 10/01/18	71,992	73,057
Pool #E99675, 5.00%, 10/01/18	741,965	752,946
Pool #E01488, 5.00%, 10/01/18	139,180	141,270
Pool #B10210, 5.50%, 10/01/18	395,186	403,440
Pool #B10650, 5.00%, 11/01/18	227,105	230,466
Pool #G11480, 5.00%, 11/01/18	729,278	740,071
Pool #B10653, 5.50%, 11/01/18	277,506	284,510
Pool #E01538, 5.00%, 12/01/18	910,834	924,392
Pool #B11548, 5.50%, 12/01/18	114,337	116,725
Pool #B13147, 5.00%, 01/01/19	563,275	571,611
Pool #B12214, 5.00%, 02/01/19	336,861	341,414
Pool #G11531, 5.50%, 02/01/19	80,963	83,007
Pool #E01604, 5.50%, 03/01/19	160,998	164,360
Pool #B12908, 5.50%, 03/01/19	140,635	143,974
Pool #B13671, 5.00%, 04/01/19	129,777	131,532
Pool #B13600, 5.50%, 04/01/19	101,340	103,747
Pool #B13430, 5.50%, 04/01/19	151,385	154,980
Pool #B14236, 5.00%, 05/01/19	392,427	397,732
Pool #B15013, 5.00%, 06/01/19	219,791	222,762
Pool #B15396, 5.50%, 06/01/19	165,882	169,822
Pool #G18002, 5.00%, 07/01/19	163,918	166,134
Pool #B15503, 5.00%, 07/01/19	228,825	231,919
Pool #B15717, 5.00%, 07/01/19	332,940	337,441
Pool #B15872, 5.00%, 07/01/19	130,458	132,222
Pool #G18007, 6.00%, 07/01/19	75,285	77,527
Pool #G18005, 5.00%, 08/01/19	445,260	451,279
Pool #G18006, 5.50%, 08/01/19	149,454	153,003
Pool #B16087, 6.00%, 08/01/19	181,979	187,397
Pool #G18009, 5.00%, 09/01/19	789,864	800,542
Pool #B16648, 5.00%, 09/01/19	175,363	177,733
Pool #B16626, 5.00%, 09/01/19	920,142	932,580
Pool #B16657, 5.00%, 09/01/19	218,287	221,238
Pool #B16826, 5.00%, 10/01/19	296,644	300,654
Pool #B16985, 5.00%, 10/01/19	130,876	132,645
Pool #G18022, 5.50%, 11/01/19	312,212	319,626
Pool #B17371, 5.00%, 12/01/19	294,424	298,405
Pool #B14288, 5.50%, 12/01/19	168,623	172,627
Pool #B14668, 5.00%, 01/01/20	589,017	596,242
Pool #B17624, 5.00%, 01/01/20	386,369	391,592
Pool #G18043, 4.00%, 03/01/20	40,102	39,261
Pool #B17982, 4.00%, 03/01/20	216,223	210,939
Pool #G18050, 4.00%, 04/01/20	215,946	210,668
Pool #B19226, 4.00%, 04/01/20	55,141	53,793
Pool #B19236, 4.00%, 04/01/20	45,557	44,602
Pool #B18170, 5.00%, 04/01/20	167,014	169,062
Pool #B18437, 5.50%, 05/01/20	141,844	144,806
Pool #B19414, 5.00%, 06/01/20	376,547	381,165
Pool #G18062, 6.00%, 06/01/20	141,652	145,879
Pool #G11742, 5.00%, 07/01/20	976,515	989,715
Pool #J02325, 5.50%, 07/01/20	362,808	371,002
Pool #J02428, 4.00%, 08/01/20	5,553,314	5,417,598
Pool #J00718, 5.00%, 12/01/20	1,438,580	1,456,226
Pool #J00935, 5.00%, 12/01/20	126,034	127,579
Pool #G11880, 5.00%, 12/01/20	854,100	864,576
Pool #J00854, 5.00%, 01/01/21	715,562	724,339
Pool #J00871, 5.00%, 01/01/21	333,668	337,761
Pool #J01049, 5.00%, 01/01/21	3,244,082	3,283,875
Pool #J00855, 5.50%, 01/01/21	337,232	344,849
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Bond Index

	Principal
	Amount	Value
U.S. Government Mortgage Backed Agencies (continued)
Pool #G18096, 5.50%, 01/01/21	$131,732	$134,483
Pool #J01189, 5.00%, 02/01/21	172,710	174,701
Pool #J05986, 5.00%, 02/01/21	153,613	155,497
Pool #J01279, 5.50%, 02/01/21	294,810	301,201
Pool #J01256, 5.00%, 03/01/21	175,821	177,849
Pool #J01414, 5.00%, 03/01/21	142,172	143,811
Pool #J01576, 5.00%, 04/01/21	899,225	909,595
Pool #J01570, 5.50%, 04/01/21	196,625	200,731
Pool #J01633, 5.50%, 04/01/21	874,343	893,299
Pool #J01757, 5.00%, 05/01/21	333,322	337,165
Pool #J01771, 5.00%, 05/01/21	242,521	245,318
Pool #J01833, 5.00%, 05/01/21	147,226	148,924
Pool #J01879, 5.00%, 05/01/21	309,171	312,736
Pool #J06015, 5.00%, 05/01/21	270,722	273,844
Pool #G18122, 5.00%, 06/01/21	254,270	257,202
Pool #G18123, 5.50%, 06/01/21	484,209	494,707
Pool #J01980, 6.00%, 06/01/21	316,574	326,032
Pool #J03074, 5.00%, 07/01/21	233,215	235,904
Pool #J03028, 5.50%, 07/01/21	277,705	283,725
Pool #G12245, 6.00%, 07/01/21	170,342	175,432
Pool #G12310, 5.50%, 08/01/21	138,223	141,220
Pool #G12348, 6.00%, 08/01/21	354,913	365,516
Pool #G12855, 5.00%, 09/01/21	8,434,927	8,538,391
Pool #G12412, 5.50%, 11/01/21	183,276	187,249
Pool #C90559, 7.00%, 05/01/22	105,366	111,571
Pool #C00351, 8.00%, 07/01/24	2,629	2,857
Pool #D60780, 8.00%, 06/01/25	5,552	6,030
Pool #D64617, 8.00%, 10/01/25	29,600	32,154
Pool #D82854, 7.00%, 10/01/27	6,177	6,563
Pool #C00566, 7.50%, 12/01/27	10,423	11,309
Pool #C00676, 6.50%, 11/01/28	61,319	64,201
Pool #C00678, 7.00%, 11/01/28	15,343	16,301
Pool #C18271, 7.00%, 11/01/28	11,447	12,162
Pool #C00836, 7.00%, 07/01/29	6,231	6,620
Pool #C30265, 6.50%, 08/01/29	12,243	12,829
Pool #A16201, 7.00%, 08/01/29	25,968	27,589
Pool #C31282, 7.00%, 09/01/29	1,311	1,393
Pool #C31285, 7.00%, 09/01/29	14,095	14,975
Pool #A18212, 7.00%, 11/01/29	250,768	266,421
Pool #C32914, 8.00%, 11/01/29	6,050	6,568
Pool #C37436, 8.00%, 01/01/30	8,965	9,732
Pool #C36306, 7.00%, 02/01/30	7,310	7,763
Pool #C36429, 7.00%, 02/01/30	7,807	8,290
Pool #C00921, 7.50%, 02/01/30	7,580	8,201
Pool #G01108, 7.00%, 04/01/30	5,262	5,591
Pool #C37703, 7.50%, 04/01/30	5,657	6,121
Pool #G01133, 6.50%, 07/01/30	41,211	43,148
Pool #C41561, 8.00%, 08/01/30	4,521	4,908
Pool #C01051, 8.00%, 09/01/30	15,288	16,599
Pool #C43550, 7.00%, 10/01/30	12,526	13,301
Pool #C44017, 7.50%, 10/01/30	1,693	1,832
Pool #C43967, 8.00%, 10/01/30	52,136	56,606
Pool #C44978, 7.00%, 11/01/30	2,246	2,385
Pool #C44535, 7.50%, 11/01/30	2,620	2,834
Pool #C44957, 8.00%, 11/01/30	9,986	10,843
Pool #C01106, 7.00%, 12/01/30	84,452	89,681
Pool #C01103, 7.50%, 12/01/30	7,040	7,459
Pool #C01116, 7.50%, 01/01/31	6,483	7,014
Pool #C46932, 7.50%, 01/01/31	12,875	13,929
Pool #C47287, 7.50%, 02/01/31	7,919	8,567
Pool #C48851, 7.00%, 03/01/31	9,956	10,555
Pool #G01217, 7.00%, 03/01/31	69,849	74,174
Pool #C48206, 7.50%, 03/01/31	16,021	17,333
Pool #C01172, 6.50%, 05/01/31	36,861	38,548
Pool #C52685, 6.50%, 05/01/31	32,078	33,546
Pool #C52136, 7.00%, 05/01/31	15,328	16,250
Pool #C53589, 6.50%, 06/01/31	89,951	94,067
Pool #C53324, 7.00%, 06/01/31	18,361	19,465
Pool #C01209, 8.00%, 06/01/31	3,030	3,290
Pool #C54897, 6.50%, 07/01/31	62,511	65,373
Pool #C54792, 7.00%, 07/01/31	76,503	81,103
Pool #C55071, 7.50%, 07/01/31	887	959
Pool #G01309, 7.00%, 08/01/31	18,395	19,501
Pool #C01220, 6.50%, 09/01/31	9,864	10,316
Pool #C58215, 6.50%, 09/01/31	2,634	2,755
Pool #C58362, 6.50%, 09/01/31	23,475	24,550
Pool #C01222, 7.00%, 09/01/31	13,249	14,046
Pool #G01311, 7.00%, 09/01/31	110,882	117,747
Pool #G01315, 7.00%, 09/01/31	4,230	4,492
Pool #C01244, 6.50%, 10/01/31	55,043	57,563
Pool #C58961, 6.50%, 10/01/31	466,516	487,867
Pool #C58647, 7.00%, 10/01/31	3,429	3,635
Pool #C58694, 7.00%, 10/01/31	24,663	26,146
Pool #C60991, 6.50%, 11/01/31	12,485	13,056
Pool #C60012, 7.00%, 11/01/31	6,230	6,605
Pool #C61298, 8.00%, 11/01/31	12,850	13,953
Pool #C01271, 6.50%, 12/01/31	17,614	18,420
Pool #C61105, 7.00%, 12/01/31	11,181	11,853
Pool #C01305, 7.50%, 12/01/31	7,670	8,291
Pool #C62218, 7.00%, 01/01/32	14,649	15,530
Pool #C63171, 7.00%, 01/01/32	37,600	39,861
Pool #G01355, 6.50%, 02/01/32	523,787	547,760
Pool #C64121, 7.50%, 02/01/32	8,377	9,054
Pool #C01310, 6.50%, 03/01/32	96,532	100,775
Pool #C64668, 6.50%, 03/01/32	19,036	19,873
Pool #C65466, 6.50%, 03/01/32	105,919	110,574
Pool #C01343, 6.50%, 04/01/32	86,214	90,003
Pool #C66191, 6.50%, 04/01/32	30,398	31,734
Pool #C66192, 6.50%, 04/01/32	15,704	16,394
Pool #C66088, 6.50%, 04/01/32	16,448	17,171
Pool #C01345, 7.00%, 04/01/32	58,576	62,012
Pool #G01391, 7.00%, 04/01/32	177,676	188,678
Pool #C66744, 7.00%, 04/01/32	3,876	4,103
Pool #C65717, 7.50%, 04/01/32	11,281	12,170
Pool #C01370, 8.00%, 04/01/32	12,433	13,501
Pool #C01351, 6.50%, 05/01/32	56,150	58,618
Pool #C67097, 6.50%, 05/01/32	7,734	8,074
Pool #C66758, 6.50%, 05/01/32	420,000	438,460
Pool #C66919, 6.50%, 05/01/32	5,187	5,415
Pool #C67313, 6.50%, 05/01/32	2,400	2,505
Pool #C66916, 7.00%, 05/01/32	37,815	40,034
Pool #C67259, 7.00%, 05/01/32	4,270	4,520
Pool #C67235, 7.00%, 05/01/32	107,750	114,072
Pool #C01381, 8.00%, 05/01/32	62,759	68,147
Pool #C01364, 6.50%, 06/01/32	56,852	59,351
Pool #C67996, 6.50%, 06/01/32	12,648	13,204
Pool #C72361, 6.50%, 06/01/32	33,062	34,575
Pool #C72497, 6.50%, 06/01/32	18,985	19,853
Pool #C68290, 7.00%, 06/01/32	16,989	17,986
Pool #C68300, 7.00%, 06/01/32	81,522	86,304
Pool #C68307, 8.00%, 06/01/32	3,919	4,256
Pool #G01433, 6.50%, 07/01/32	29,450	30,745
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Bond Index

	Principal
	Amount	Value
U.S. Government Mortgage Backed Agencies (continued)
Pool #C71403, 6.50%, 07/01/32	$63,487	$66,393
Pool #G01449, 7.00%, 07/01/32	126,798	134,649
Pool #C68988, 7.50%, 07/01/32	4,665	5,033
Pool #C69951, 6.50%, 08/01/32	37,905	39,571
Pool #C01385, 6.50%, 08/01/32	79,198	82,679
Pool #G01443, 6.50%, 08/01/32	198,674	207,406
Pool #G01444, 6.50%, 08/01/32	203,173	212,472
Pool #C74006, 6.50%, 08/01/32	15,903	16,602
Pool #C69908, 7.00%, 08/01/32	69,773	73,866
Pool #C70211, 7.00%, 08/01/32	61,229	64,821
Pool #C01396, 6.50%, 09/01/32	130,464	136,198
Pool #C71089, 7.50%, 09/01/32	16,903	18,234
Pool #C01404, 6.50%, 10/01/32	319,291	333,324
Pool #C72160, 7.50%, 10/01/32	8,251	8,901
Pool #A14012, 6.50%, 11/01/32	99,356	103,723
Pool #C73984, 6.50%, 12/01/32	13,362	13,949
Pool #C77531, 6.50%, 02/01/33	104,575	109,171
Pool #G01536, 7.00%, 03/01/33	96,147	100,997
Pool #A10212, 6.50%, 06/01/33	26,453	27,585
Pool #A16419, 6.50%, 11/01/33	58,852	61,371
Pool #A17177, 6.50%, 12/01/33	38,024	39,651
Pool #A16522, 6.50%, 12/01/33	389,192	405,847
Pool #A17262, 6.50%, 12/01/33	92,816	96,788
Pool #C01806, 7.00%, 01/01/34	87,702	92,125
Pool #C01851, 6.50%, 04/01/34	244,324	254,318
Pool #A21356, 6.50%, 04/01/34	245,672	255,721
Pool #A22067, 6.50%, 05/01/34	314,898	327,780
Pool #A24301, 6.50%, 05/01/34	163,760	170,458
Pool #A24988, 6.50%, 07/01/34	154,262	160,572
Pool #G01741, 6.50%, 10/01/34	175,573	183,289
Pool #G08023, 6.50%, 11/01/34	265,156	276,002
Pool #A33137, 6.50%, 01/01/35	72,875	75,856
Pool #G08064, 6.50%, 04/01/35	176,666	183,579
Pool #A31989, 6.50%, 04/01/35	93,329	96,981
Pool #A38817, 6.50%, 05/01/35	26,991	28,023
Pool #G01947, 7.00%, 05/01/35	144,249	152,711
Pool #A46279, 5.00%, 07/01/35	737,169	731,078
Pool #A46718, 4.50%, 08/01/35	1,139,651	1,099,085
Pool #A46671, 5.00%, 08/01/35	257,571	255,443
Pool #G01867, 5.00%, 08/01/35	5,744,051	5,696,585
Pool #G08072, 5.00%, 08/01/35	4,172,478	4,137,999
Pool #A36973, 5.00%, 08/01/35	400,012	396,706
Pool #A33015, 5.00%, 08/01/35	2,258,107	2,239,447
Pool #A36407, 5.00%, 08/01/35	294,084	291,654
Pool #A36609, 5.00%, 08/01/35	5,194,493	5,151,569
Pool #A36646, 5.00%, 08/01/35	14,956,483	14,832,891
Pool #G08073, 5.50%, 08/01/35	2,418,670	2,446,963
Pool #A47036, 4.50%, 09/01/35	360,750	347,909
Pool #A47055, 4.50%, 09/01/35	4,439,028	4,281,021
Pool #A37533, 4.50%, 09/01/35	283,493	273,402
Pool #A47039, 5.00%, 09/01/35	3,639,606	3,609,531
Pool #A37534, 5.00%, 09/01/35	4,187,725	4,153,120
Pool #A37567, 5.00%, 09/01/35	348,173	345,296
Pool #A37135, 5.50%, 09/01/35	4,244,640	4,294,292
Pool #A46935, 6.50%, 09/01/35	152,835	158,816
Pool #G01890, 4.50%, 10/01/35	721,354	695,677
Pool #G02045, 4.50%, 10/01/35	259,883	250,633
Pool #A38074, 5.00%, 10/01/35	751,441	745,232
Pool #A38255, 5.50%, 10/01/35	3,577,698	3,619,549
Pool #A38531, 5.50%, 10/01/35	4,234,122	4,283,651
Pool #A38667, 5.50%, 10/01/35	3,020,196	3,055,525
Pool #G08088, 6.50%, 10/01/35	920,133	956,141
Pool #G08109, 4.50%, 11/01/35	373,081	359,801
Pool #A47750, 5.00%, 11/01/35	2,574,602	2,553,327
Pool #A47753, 5.00%, 11/01/35	3,212,942	3,186,392
Pool #A39892, 5.00%, 11/01/35	256,590	254,470
Pool #A39258, 5.00%, 11/01/35	209,043	207,315
Pool #A39490, 5.00%, 11/01/35	368,523	365,477
Pool #G08095, 5.50%, 11/01/35	728,746	737,271
Pool #A39759, 5.50%, 11/01/35	240,087	242,896
Pool #A40141, 6.50%, 11/01/35	128,807	133,848
Pool #A47682, 6.50%, 11/01/35	746,181	775,382
Pool #A40182, 5.00%, 12/01/35	366,340	363,312
Pool #A40268, 5.00%, 12/01/35	298,843	296,373
Pool #A41041, 5.00%, 12/01/35	654,638	649,228
Pool #G01959, 5.00%, 12/01/35	3,428,658	3,400,326
Pool #A40376, 5.50%, 12/01/35	223,276	225,888
Pool #A42298, 4.50%, 01/01/36	427,030	411,830
Pool #G02220, 4.50%, 01/01/36	223,551	215,594
Pool #A41864, 5.00%, 01/01/36	304,979	302,459
Pool #A41326, 5.50%, 01/01/36	1,206,889	1,221,007
Pool #A41354, 5.50%, 01/01/36	7,833,070	7,924,698
Pool #A42305, 5.50%, 01/01/36	1,768,601	1,788,072
Pool #A42332, 5.50%, 01/01/36	411,734	416,551
Pool #G08105, 5.50%, 01/01/36	8,741,604	8,843,860
Pool #A41548, 7.00%, 01/01/36	338,147	356,649
Pool #G08111, 5.50%, 02/01/36	6,380,102	6,450,345
Pool #A43672, 6.50%, 02/01/36	66,811	69,365
Pool #A48303, 7.00%, 02/01/36	138,449	145,434
Pool #A43452, 5.50%, 03/01/36	202,094	204,319
Pool #A43757, 5.50%, 03/01/36	2,228,956	2,253,496
Pool #A43861, 5.50%, 03/01/36	4,886,789	4,940,591
Pool #G08116, 5.50%, 03/01/36	1,258,264	1,272,117
Pool #A43644, 6.50%, 03/01/36	162,084	168,280
Pool #A44534, 5.00%, 04/01/36	252,947	250,723
Pool #A44743, 5.00%, 04/01/36	216,180	214,394
Pool #A54580, 5.00%, 04/01/36	425,694	422,176
Pool #A48700, 4.50%, 05/01/36	172,303	166,127
Pool #G02186, 5.00%, 05/01/36	18,733,641	18,578,836
Pool #A48911, 5.50%, 05/01/36	714,979	722,851
Pool #A48976, 5.50%, 05/01/36	6,515,878	6,587,615
Pool #A48735, 5.50%, 05/01/36	516,716	522,404
Pool #G08130, 6.50%, 05/01/36	311,478	323,385
Pool #A49637, 5.00%, 06/01/36	1,032,845	1,023,765
Pool #A49653, 5.50%, 06/01/36	26,083,112	26,370,277
Pool #G08134, 5.50%, 06/01/36	715,151	723,025
Pool #A50139, 6.50%, 06/01/36	265,034	275,166
Pool #A49960, 7.00%, 06/01/36	51,819	54,434
Pool #A50832, 5.50%, 07/01/36	817,036	826,032
Pool #A50313, 5.50%, 07/01/36	627,910	634,823
Pool #A50714, 5.50%, 07/01/36	329,993	333,626
Pool #G08139, 5.50%, 07/01/36	1,482,961	1,499,288
Pool #G08141, 6.50%, 07/01/36	1,159,919	1,204,260
Pool #A51078, 5.50%, 08/01/36	321,652	325,193
Pool #A51250, 6.50%, 08/01/36	848,631	881,071
Pool #A51337, 6.50%, 08/01/36	250,419	259,992
Pool #G02267, 6.50%, 08/01/36	1,799,344	1,868,127
Pool #A52253, 6.50%, 09/01/36	263,151	273,211
Pool #G02375, 6.50%, 09/01/36	960,809	997,538
Pool #G02342, 5.00%, 10/01/36	1,487,643	1,474,565
Pool #A53040, 5.50%, 10/01/36	1,225,140	1,238,628
Pool #A53286, 5.50%, 10/01/36	1,204,965	1,218,231
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Bond Index

	Principal
	Amount	Value
U.S. Government Mortgage Backed Agencies (continued)
Pool #A53632, 6.00%, 10/01/36	$1,053,214	$1,081,306
Pool #A53039, 6.50%, 10/01/36	445,966	463,014
Pool #A53219, 6.50%, 10/01/36	513,107	532,722
Pool #A55587, 5.50%, 12/01/36	429,747	434,478
Freddie Mac Non Gold Pool
Pool #1G2652, 5.74%, 04/01/37(a)	4,999,234	5,053,897
Pool #1J1593, 5.74%, 04/01/37(a)	10,234,073	10,432,074
Pool #1J1594, 5.88%, 04/01/37(a)	11,147,335	11,355,929
Pool #1G1945, 5.73%, 05/01/37	9,976,584	10,158,271
Ginnie Mae I pool
Pool #279461, 9.00%, 11/15/19	3,108	3,409
Pool #376510, 7.00%, 05/15/24	9,165	9,815
Pool #457801, 7.00%, 08/15/28	14,458	15,467
Pool #486936, 6.50%, 02/15/29	10,361	10,835
Pool #490258, 6.50%, 02/15/29	2,263	2,367
Pool #502969, 6.00%, 03/15/29	30,601	31,747
Pool #487053, 7.00%, 03/15/29	12,839	13,730
Pool #781014, 6.00%, 04/15/29	29,335	30,436
Pool #509099, 7.00%, 06/15/29	7,396	7,909
Pool #470643, 7.00%, 07/15/29	19,524	20,879
Pool #434505, 7.50%, 08/15/29	2,333	2,514
Pool #416538, 7.00%, 10/15/29	3,474	3,716
Pool #524269, 8.00%, 11/15/29	10,834	11,886
Pool #781124, 7.00%, 12/15/29	53,533	57,259
Pool #525561, 8.00%, 01/15/30	4,215	4,626
Pool #507396, 7.50%, 09/15/30	105,322	113,480
Pool #531352, 7.50%, 09/15/30	14,067	15,157
Pool #536334, 7.50%, 10/15/30	1,237	1,333
Pool #540659, 7.00%, 01/15/31	1,193	1,275
Pool #486019, 7.50%, 01/15/31	4,682	5,042
Pool #535388, 7.50%, 01/15/31	5,373	5,787
Pool #537406, 7.50%, 02/15/31	4,216	4,540
Pool #528589, 6.50%, 03/15/31	93,306	97,515
Pool #508473, 7.50%, 04/15/31	19,589	21,098
Pool #544470, 8.00%, 04/15/31	4,524	4,965
Pool #781287, 7.00%, 05/15/31	31,286	33,443
Pool #549742, 7.00%, 07/15/31	11,936	12,749
Pool #781319, 7.00%, 07/15/31	9,967	10,649
Pool #485879, 7.00%, 08/15/31	30,346	32,413
Pool #572554, 6.50%, 09/15/31	214,174	223,835
Pool #555125, 7.00%, 09/15/31	5,272	5,631
Pool #781328, 7.00%, 09/15/31	28,966	30,965
Pool #550991, 6.50%, 10/15/31	14,794	15,462
Pool #571267, 7.00%, 10/15/31	3,862	4,125
Pool #547948, 6.50%, 11/15/31	9,999	10,450
Pool #574837, 7.50%, 11/15/31	6,715	7,232
Pool #555171, 6.50%, 12/15/31	4,886	5,107
Pool #781380, 7.50%, 12/15/31	8,978	9,533
Pool #781481, 7.50%, 01/15/32	48,976	52,774
Pool #580972, 6.50%, 02/15/32	8,996	9,390
Pool #781401, 7.50%, 02/15/32	25,762	27,753
Pool #781916, 6.50%, 03/15/32	580,820	606,476
Pool #552474, 7.00%, 03/15/32	18,816	20,095
Pool #781478, 7.50%, 03/15/32	15,538	16,743
Pool #781429, 8.00%, 03/15/32	22,897	25,128
Pool #781431, 7.00%, 04/15/32	111,130	118,699
Pool #568715, 7.00%, 05/15/32	84,667	90,424
Pool #552616, 7.00%, 06/15/32	101,711	108,627
Pool #570022, 7.00%, 07/15/32	155,300	165,860
Pool #583645, 8.00%, 07/15/32	13,287	14,583
Pool #595077, 6.00%, 10/15/32	90,291	93,561
Pool #596657, 7.00%, 10/15/32	7,269	7,764
Pool #552903, 6.50%, 11/15/32	489,826	511,243
Pool #552952, 6.00%, 12/15/32	84,565	87,628
Pool #602102, 6.00%, 02/15/33	112,395	116,407
Pool #588192, 6.00%, 02/15/33	46,839	48,511
Pool #603520, 6.00%, 03/15/33	109,884	113,806
Pool #553144, 5.50%, 04/15/33	315,189	322,207
Pool #604243, 6.00%, 04/15/33	193,509	200,416
Pool #611526, 6.00%, 05/15/33	86,343	89,425
Pool #631924, 6.00%, 05/15/33	149,633	154,974
Pool #553320, 6.00%, 06/15/33	173,394	179,584
Pool #572733, 6.00%, 07/15/33	42,944	44,477
Pool #573916, 6.00%, 11/15/33	190,231	197,021
Pool #604788, 6.50%, 11/15/33	347,129	362,069
Pool #604875, 6.00%, 12/15/33	376,305	389,737
Pool #781688, 6.00%, 12/15/33	346,435	358,890
Pool #781690, 6.00%, 12/15/33	148,194	153,541
Pool #781699, 7.00%, 12/15/33	57,169	61,070
Pool #621856, 6.00%, 01/15/34	167,558	173,408
Pool #564799, 6.00%, 03/15/34	769,007	795,859
Pool #630038, 6.50%, 08/15/34	286,687	298,905
Pool #781804, 6.00%, 09/15/34	534,604	553,182
Pool #781847, 6.00%, 12/15/34	470,605	486,845
Pool #486921, 5.50%, 02/15/35	194,085	198,204
Pool #781902, 6.00%, 02/15/35	457,972	473,703
Pool #781905, 5.00%, 04/15/35	1,139,627	1,141,246
Pool #781933, 6.00%, 06/15/35	84,039	86,899
Pool #646799, 4.50%, 07/15/35	217,507	211,390
Pool #645035, 5.00%, 07/15/35	220,589	220,889
Pool #641734, 4.50%, 09/15/35	1,312,048	1,275,150
Pool #641779, 5.00%, 09/15/35	4,664,108	4,670,463
Pool #649454, 5.50%, 09/15/35	1,893,182	1,934,418
Pool #649510, 5.50%, 10/15/35	2,776,480	2,836,956
Pool #649513, 5.50%, 10/15/35	3,597,622	3,675,984
Pool #602461, 5.00%, 12/15/35	206,785	207,067
Pool #648439, 5.00%, 01/15/36	404,379	404,877
Pool #650712, 5.00%, 01/15/36	531,618	532,272
Pool #652207, 5.50%, 03/15/36	3,405,294	3,478,151
Pool #652539, 5.00%, 05/15/36	245,865	246,168
Pool #655519, 5.00%, 05/15/36	487,780	488,380
Pool #606308, 5.50%, 05/15/36	600,250	613,092
Pool #606314, 5.50%, 05/15/36	264,502	270,161
Pool #653598, 5.50%, 05/15/36	895,237	914,391
Pool #655457, 6.00%, 05/15/36	230,591	238,332
Pool #635306, 6.00%, 06/15/36	1,363,632	1,409,335
Pool #656666, 6.00%, 06/15/36	1,310,876	1,354,811
Pool #657912, 6.50%, 08/15/36	357,750	372,284
Total U.S. Government Mortgage Backed Agencies		678,723,358

Yankee Dollars (2.1%)
Airline (0.0%)(b)
Qantas Airways Ltd., 6.05%, 04/15/16	177,000	189,048

Banks (0.4%)
HBOS PLC, 5.46%, 11/29/49(b)	354,000	303,803
HSBC Holdings PLC, 7.50%, 07/15/09	563,000	582,914
National Australia Bank Ltd., 8.60%, 05/19/10	177,000	191,142
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Bond Index

	Principal
	Amount	Value
Yankee Dollars (continued)
Banks (continued)
Royal Bank of Scotland Group PLC
5.00%, 11/12/13	$236,000	$244,158
5.05%, 01/08/15	316,000	313,255
4.70%, 07/03/18	472,000	411,652
Santander Central Hispano Issuances Ltd.
7.63%, 11/03/09	2,714,000	2,903,041
7.63%, 09/14/10	59,000	64,896
St. George Bank Ltd., 5.30%, 10/15/15(b)	236,000	241,771
UBS AG, 5.88%, 07/15/16	1,121,000	1,159,520
Westpac Banking Corp., 4.63%, 06/01/18	147,000	143,441

		6,559,593

Building Products (0.0%)
Lafarge SA, 6.50%, 07/15/16	265,000	262,133

Chemicals (0.0%)(b)
Yara International ASA, 5.25%, 12/15/14	147,000	144,709

Diversified Manufacturing (0.0%)
AstraZeneca PLC, 5.40%, 06/01/14	295,000	313,531
Celulosa Arauco y Constitucion SA, 5.13%, 07/09/13	177,000	176,961

		490,492

Insurance (0.1%)
Montpelier Re Holdings Ltd., 6.13%, 08/15/13	74,000	74,873
XL Capital Ltd., 5.25%, 09/15/14	779,000	709,547

		784,420

Media (0.0%)
British Sky Broadcasting Group PLC, 8.20%, 07/15/09	221,000	227,284

Metals & Mining (0.1%)
Alcan, Inc.
6.45%, 03/15/11	44,000	46,841
4.50%, 05/15/13	372,000	364,828
5.00%, 06/01/15	295,000	289,808
5.75%, 06/01/35	206,000	186,635
Corp Nacional del Cobre de Chile — CODELCO, 6.38%, 11/30/12(c)	120,000	131,153
Inco Ltd., 7.75%, 05/15/12	177,000	195,448
Placer Dome, Inc., 6.38%, 03/01/33	139,000	132,857
Potash Corp. of Saskatchewan
7.75%, 05/31/11	41,000	45,596
4.88%, 03/01/13	165,000	167,926
Teck Cominco Ltd., 6.13%, 10/01/35	147,000	125,668
Xstrata Canada Corp., 6.20%, 06/15/35	177,000	155,926

		1,842,686

Oil, Gas & Consumable Fuels (0.3%)
Canadian Natural Resources Ltd., 4.90%, 12/01/14	280,000	275,302
Enbridge, Inc., 5.60%, 04/01/17	1,500,000	1,507,356
EnCana Corp.
4.75%, 10/15/13	339,000	329,078
6.50%, 08/15/34	350,000	352,923
Nexen, Inc.
5.05%, 11/20/13	295,000	296,589
5.20%, 03/10/15	350,000	343,407
5.88%, 03/10/35	133,000	121,033
6.40%, 05/15/37	350,000	335,174
Petro-Canada, 5.95%, 05/15/35	271,000	244,693
PTT PCL, 5.88%, 08/03/35(b)	177,000	151,108
Talisman Energy, Inc. 7.25%, 10/15/27	133,000	136,035
5.75%, 05/15/35	350,000	303,852

		4,396,550

Oilfield Machinery & Services (0.0%)
Transocean, Inc., 7.50%, 04/15/31	177,000	195,049

Other Financial (0.7%)
Anadarko Finance Co.
6.75%, 05/01/11	118,000	126,037
7.50%, 05/01/31	298,000	335,278
Apache Finance Canada Corp., 4.38%, 05/15/15	487,000	479,593
BHP Billiton Finance USA Ltd.
4.80%, 04/15/13	236,000	235,770
6.42%, 03/01/26	80,000	75,430
Brookfield Asset Management, Inc., 5.75%, 03/01/10	180,000	179,938
BSKYB Finance UK PLC, 5.63%, 10/15/15(b)	147,000	146,952
Burlington Resources Finance Co
6.40%, 08/15/11	124,000	134,730
6.50%, 12/01/11	206,000	225,086
CIT Group Funding Co. of Canada, 5.20%, 06/01/15	177,000	132,393
Conoco Funding Co., 6.35%, 10/15/11	767,000	835,671
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	365,000	382,490
Deutsche Bank Financial LLC, 5.38%, 03/02/15	177,000	179,860
Deutsche Telekom International Finance BV
5.25%, 07/22/13	737,000	727,963
5.75%, 03/23/16	1,177,000	1,163,669
8.25%, 06/15/30	369,000	442,647
Diageo Capital PLC, 7.25%, 11/01/09	350,000	369,533
EnCana Holdings Finance Corp., 5.80%, 05/01/14	634,000	669,787
Hanson Australia Funding Ltd., 5.25%, 03/15/13	265,000	266,505
Inversiones CMPC SA, 4.88%, 06/18/13(b)	177,000	177,771
Oesterreichische Kontrollbank AG
4.50%, 03/09/15	236,000	250,144
4.88%, 02/16/16	350,000	374,387
Telecom Italia Capital SA
6.20%, 07/18/11	206,000	204,362
5.25%, 11/15/13	590,000	551,290
4.95%, 09/30/14	295,000	268,468
5.25%, 10/01/15	940,000	853,996
6.00%, 09/30/34	230,000	194,393
UFJ Finance Aruba AEC, 6.75%, 07/15/13	354,000	393,781

		10,377,924

Other Utilities (0.1%)
Hydro Quebec
8.40%, 01/15/22	220,000	300,974
8.88%, 03/01/26	156,000	225,005
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Bond Index

	Principal
	Amount	Value
Yankee Dollars (continued)
Other Utilities (continued)
Scottish Power PLC, 5.81%, 03/15/25	$118,000	$108,761

		634,740

Publishing (0.0%)
Thomson Corp. (The), 4.25%, 08/15/09	251,000	250,738

Road & Rail (0.1%)
Canadian National Railway Co.
4.40%, 03/15/13	1,035,000	1,025,094
6.90%, 07/15/28	242,000	258,957
6.20%, 06/01/36	236,000	227,381

		1,511,432

Service Company (0.0%)(b)
SPI Electricity & Gas Australia Holdings Pty Ltd., 6.15%, 11/15/13	189,000	197,001

Telecommunications (0.3%)
America Movil SAB de CV
5.75%, 01/15/15	295,000	298,435
6.38%, 03/01/35	177,000	171,291
British Telecommunications PLC
8.35%, 12/15/10	1,280,000	1,407,698
9.15%, 12/15/30	559,000	694,264
France Telecom SA, 3,111.00%, 03/01/11	383,000	415,303
Royal KPN NV, 8.00%, 10/01/10	310,000	332,864
Telefonos de Mexico SAB de CV, 5.50%, 01/27/15	236,000	232,299
Vodafone Group PLC
7.75%, 02/15/10	383,000	405,892
5.00%, 12/16/13	664,000	650,485
7.88%, 02/15/30	206,000	226,421

		4,834,952

Total Yankee Dollars		32,898,751

Repurchase Agreements (0.7%)
CS First Boston, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $6,353,789, collateralized by U.S. Government Agency Mortgages with a market value of
$6,480,397	6,353,330	6,353,330
Nomura Securities, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $3,982,975, collateralized by U.S. Government Agency Mortgages with a market value of
$4,062,341	3,982,687	3,982,687

Total Repurchase Agreements		10,336,017

Total Investments (Cost $1,667,336,235) (d) — 109.4%		1,693,423,232

Liabilities in excess of other assets — (9.4)%		(145,538,968)

NET ASSETS — 100.0%		$1,547,884,264

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2008. The maturity date represents the actual maturity date.

(b)	Illiquid security.

(c)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.

(d)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

JP	Japan

LP	Limited Partnership

REIT	Real Estate Investment Trust

TBA	To Be Announced.

TW	Taiwan

UK	United Kingdom

ULC	Unlimited Liability Co.
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
NVIT Enhanced Income

	Principal
	Amount	Value
Asset-Backed Securities (51.1%)
Auto Loans (20.0%)
AmeriCredit Automobile Receivables Trust, Series 2005-CF, Class A3, 4.47%, 05/06/10	$444,407	$444,640
Banc of America Securities Auto Trust, Series 2006-G1, Class A3, 5.18%, 06/18/10	2,500,000	2,524,820
Capital Auto Receivables Asset Trust
Series 2004-2, Class A4, 3.75%, 07/15/09	2,500,000	2,504,788
Series 2006-2, Class A3A, 4.98%, 05/15/11	2,500,000	2,528,429
Chase Manhattan Auto Owner Trust, Series 2005-B, Class A4, 4.88%, 06/15/12	1,500,000	1,514,698
Daimler Chrysler Auto Trust
Series 2005-B, Class A3, 4.04%, 09/08/09	462,795	463,167
Series 2006-D, Class A3, 4.98%, 02/08/11	2,200,000	2,226,506
Series 2007-A, Class A2A, 5.01%, 03/08/11	1,000,000	1,011,243
Ford Credit Auto Owner Trust
Series 2005-B, Class A4, 4.38%, 01/15/10	1,375,447	1,376,751
Series 2006-A, Class A3, 5.05%, 03/15/10	1,776,341	1,789,059
Series 2007-B, Class A2A, 5.26%, 06/15/10	1,500,000	1,521,631
Honda Auto Receivables Owner Trust
Series 2007-2, Class A2, 5.41%, 11/23/09	1,760,160	1,773,992
Series 2005-3, Class A4, 4.03%, 12/20/10	2,150,000	2,155,342
Household Automotive Trust,, Series 2005-3, Class A3, 4.80%, 10/18/10	1,758,690	1,765,325
Nissan Auto Receivables Owner Trust, Series 2006-A, Class A3, 1,730.10%, 09/15/09	1,233,903	1,240,078
USAA Auto Owner Trust,, Series 2008-1, Class A2, 4.27%, 10/15/10	2,000,000	2,012,703
Volkswagen Auto Loan Enhanced Trust, Series 2005-1, Class A4, 4.86%, 04/20/12	3,335,000	3,372,642
Wachovia Auto Owner Trust, Series 2006-A, Class A3, 5.35%, 02/22/11	1,558,206	1,573,268
WFS Financial Owner Trust
Series 2004-3, Class A4, 3.86%, 02/17/12	1,865,957	1,871,131
Series 2005-2, Class A4, 4.39%, 11/19/12	3,905,217	3,922,721
World Omni Auto Receivables Trust, Series 2007-B, Class A2A, 5.46%, 02/16/10	1,500,000	1,512,686

		39,105,620

Credit Card Loans (12.8%)
American Express Credit Account Master Trust, Series 2004-3, Class A, 4.35%, 12/15/11	3,120,000	3,158,485
Bank One Issuance Trust
Series 2003-A7, Class A7, 3.35%, 03/15/11	2,759,000	2,759,000
Series 2004-A1, Class A1, 3.45%, 10/17/11	2,500,000	2,502,650
Capital One Master Trust, Series 1998-1, Class A, 6.31%, 06/15/11	2,500,000	2,503,316
Capital One Multi-Asset Execution Trust, Series 2003-A4, Class A4, 3.65%, 07/15/11	2,830,001	2,835,501
Citibank Credit Card Issuance Trust, Series 2006-A2, Class A2, 4.85%, 02/10/11	2,440,000	2,473,383
Citibank Credit Card Master Trust I, Series 1999-2, Class A, 5.88%, 03/10/11	2,500,000	2,560,988
MBNA Credit Card Master Note Trust
Series 2005-A1, Class A1, 4.20%, 09/15/10	3,633,001	3,634,905
Series 2003-A6, Class A6, 2.75%, 10/15/10	2,500,000	2,499,769

		24,927,997

Equipment Loans (5.9%)
Caterpillar Financial Asset Trust
Series 2007-A, Class A2A, 5.40%, 04/26/10	1,500,000	1,511,932
Series 2006-A, Class A3, 5.57%, 05/25/10	1,682,505	1,700,763
CIT Equipment Collateral
Series 2006-VT1, Class A3, 5.13%, 02/20/09	1,370,952	1,378,850
Series 2006-VT1, Class A4, 5.16%, 03/20/09	2,500,000	2,529,519
GE Equipment Midticket LLC, Series 2007-1 , Class A2A, 4.58%, 05/14/10	2,500,000	2,521,094
John Deere Owner Trust, Series 2005-A, Class A3, 3.98%, 06/15/09	17,490	17,499
MBNA Practice Solutions Owner Trust, Series 2005-2, Class A3, 4.34%, 06/15/11(a)	1,834,151	1,841,890

		11,501,547

Home Equity Loans (1.9%)
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-6, Class 1A3, 3.34%, 05/25/26	393,898	392,671
Series 2003-3, Class 1A4, 3.30%, 11/25/29	535,157	531,619
Citicorp Residential Mortgage Securities, Inc., Series 2006-1, Class A1, 5.96%, 07/25/36	864,272	856,381
Countrywide Asset-Backed Certificates, Series 2005-7, Class AF2, 4.37%, 11/25/35	845,623	841,550
FHLMC Structured Pass Through Securities, Series T-50, Class A7, 5.05%, 10/27/31(b)	1,103,000	1,102,087
Residential Funding Mortgage Securities II, Inc., Series 2004-HS1, Class AI3, 2.68%, 01/25/19	28,001	27,711

		3,752,019

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Enhanced Income

	Principal
	Amount	Value
Asset-Backed Securities (continued)
Utility Loans (10.5%)
AEP Texas Central Transition Funding LLC, 4.98%, 01/01/10	$2,550,258	$2,594,984
CenterPoint Energy Transition Bond Co. LLC, Series 2001-1, Class A3, 5.16%, 09/15/11	2,051,731	2,089,188
CPL Transition Funding LLC, Series 2002-1, Class A3, 5.56%, 01/15/12	2,500,000	2,584,177
FPL Recovery Funding LLC, Series 2007-A, Class A1, 5.05%, 02/01/13	2,329,647	2,376,310
Oncor Electric Delivery Transition Bond Co., Series 2003-1, Class A2, 4.03%, 02/15/12	1,847,941	1,864,480
Peco Energy Transition Trust, Series 1999-A, Class A7, 6.13%, 03/01/09	1,208,328	1,223,061
PG&E Energy Recovery Funding LLC
Series 2005-1, Class A2, 3.87%, 06/25/11	1,441,792	1,447,837
Series 2005-2, Class A1, 4.85%, 06/25/11	1,744,310	1,761,394
PP&L Transition Bond Co LLC, Series 1999-1, Class A8, 7.15%, 06/25/09	1,229,162	1,252,325
Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.73%, 11/01/10	954,192	961,439
TXU Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A1, 3.52%, 11/15/11	2,319,411	2,343,394

		20,498,589

Total Asset-Backed Securities		99,785,772

Corporate Bonds (21.5%)
Banks (6.2%)
Bank One Corp., 6.00%, 02/17/09	2,500,000	2,538,907
M&I Marshall & Ilsley Bank, 4.50%, 08/25/08	2,000,000	1,992,978
US Bancorp, 5.30%, 04/28/09	2,500,000	2,546,352
Wachovia Corp., 3.50%, 08/15/08	2,500,000	2,496,945
Wells Fargo & Co., 3.50%, 04/04/08	2,500,000	2,499,978

		12,075,160

Beverages (1.3%)(a)
Pepsi Bottling Holdings, Inc., 5.63%, 02/17/09	2,500,000	2,550,598

Diversified Financial Services (3.8%)
Bear Stearns Cos, Inc. (The), 2.88%, 07/02/08	2,500,000	2,438,988
Lehman Brothers Holdings, Inc., 3.50%, 08/07/08	2,500,000	2,461,700
Morgan Stanley, 3.88%, 01/15/09	2,500,000	2,499,035

		7,399,723

Insurance (1.3%)
Genworth Financial, Inc., 5.23%, 05/16/09	2,500,000	2,521,860

Machinery (1.3%)
Caterpillar, Inc., 7.25%, 09/15/09	2,500,000	2,642,015

Other Financial (6.3%)
AIG SunAmerica Global Financing VII, 5.85%, 08/01/08(a)	2,225,000	2,235,622
Associates Corp. of North America, 6.25%, 11/01/08	2,500,000	2,526,715
General Electric Capital Corp., 3.60%, 10/15/08	2,500,000	2,501,090
HSBC Finance Corp., 6.40%, 06/17/08	2,500,000	2,511,192
Monumental Global Funding II, 3.90%, 06/15/09(a)	2,500,000	2,494,203

		12,268,822

Telecommunications (1.3%)
BellSouth Corp., 4.20%, 09/15/09	2,540,000	2,556,797

Total Corporate Bonds		42,014,975

Commercial Mortgage Backed Securities (13.1%)
Asset Securitization Corp., Series 1996-D3, Class A1C, 7.40%, 10/13/26	307,256	312,484
Bear Stearns Commercial Mortgage Securities
Series 2001-TOP2, Class A1, 6.08%, 02/15/35	309,269	311,488
Series 2004-T14, Class A2, 4.17%, 01/12/41(b)	2,339,883	2,320,369
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A1, 3.79%, 10/15/41	1,162,325	1,153,197
Commercial Mortgage Asset Trust, Series 1999-1, Class G, 6.64%, 01/17/32	2,815,440	2,845,033
Commercial Mortgage Pass Through Certificates, Series 1999-1, Class A2, 6.46%, 05/15/32	1,642,152	1,642,219
CS First Boston Mortgage Securities Corp., Series 2003-C4, Class A2, 3.91%, 08/15/36	2,504,856	2,489,062
First Union National Bank Commercial Mortgage, Series 2001-C4, Class A1, 5.67%, 12/12/33	1,600,929	1,605,272
GMAC Commercial Mortgage Securities, Inc., Series 2003-C3, Class A2, 4.22%, 04/10/40	2,500,000	2,472,677
Greenwich Capital Commercial Funding Corp., Series 2004-GG1 , Class A3, 4.34%, 06/10/36	1,961,516	1,948,177
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-PNC1, Class A1, 2.80%, 06/12/41	1,063,008	1,052,201
LB-UBS Commercial Mortgage Trust
Series 2001-C7, Class A2, 5.53%, 12/15/25	689,421	689,310
Series 2002-C1, Class A2, 5.97%, 03/15/26	980,256	981,256
Series 2002-C2, Class A2, 4.90%, 06/15/26(b)	1,062,308	1,060,409
Series 2003-C5, Class A2, 3.48%, 07/15/27	1,721,137	1,712,358
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Enhanced Income

	Principal
	Amount	Value
Commercial Mortgage Backed Securities (continued)
Nomura Asset Securities Corp., Series 1998-D6, Class A1B, 6.59%, 03/15/30	$499,209	$500,254
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A2, 4.38%, 10/15/41	2,554,631	2,522,055

Total Commercial Mortgage Backed Securities		25,617,821

Collateralized Mortgage Obligations (5.3%)
Fannie Mae REMICS
Series 2004-34, Class PL, 3.50%, 05/25/14	710,653	710,318
Series 2003-57, Class NB, 3.00%, 06/25/18	505,310	493,045
Series 2003-7, Class NB, 3.25%, 08/25/18	405,625	401,561
Series 2003-75, Class AN, 3.50%, 03/25/33	372,662	359,537
Freddie Mac REMICS
Series 2611, Class KC, 3.50%, 01/15/17	553,151	551,556
Series 2664, Class GA, 4.50%, 01/15/18	596,617	605,855
Series 2613, Class PA, 3.25%, 05/15/18	650,628	634,391
Series 2630, Class JA, 3.00%, 06/15/18	555,492	550,586
Series 2928, Class NA, 5.00%, 11/15/19	481,316	481,666
Government National Mortgage Association
Series 2003-49, Class A, 2.21%, 10/16/17	2,753,142	2,723,253
Series 2004-103, Class A, 3.88%, 12/16/19	2,334,723	2,337,554
Residential Funding Mortgage Securities I, Series 2003-S11, Class A1, 2.50%, 06/25/18	496,787	480,315

Total Collateralized Mortgage Obligations		10,329,637

U.S. Government Sponsored & Agency Obligations (4.2%)
Federal Home Loan Bank System, 5.13%, 07/30/08	2,500,000	2,522,087
U.S. Treasury Notes, 4.63%, 09/30/08	2,759,000	2,802,755
United States Treasury Note, 4.88%, 08/31/08	2,759,000	2,797,797

Total U.S. Government Sponsored & Agency Obligations		8,122,639

U.S. Government Sponsored Mortgage-Backed Obligations (0.7%)
Fannie Mae Pool
Pool #190255, 6.50%, 02/01/09	11,922	12,041
Pool #254256, 5.50%, 04/01/09	21,256	21,616
Pool # 253845, 6.00%, 06/01/16	113,525	117,180
Pool #254089, 6.00%, 12/01/16	177,829	183,553
Pool #545415, 6.00%, 01/01/17	154,846	159,831
Pool #254195, 5.50%, 02/01/17	371,649	381,475
Pool #625178, 5.50%, 02/01/17	332,777	341,575
Freddie Mac Gold Pool
Pool #E00678, 6.50%, 06/01/14	69,425	72,802
Pool #E00991, 6.00%, 07/01/16	91,362	94,279

Total U.S. Government Sponsored Mortgage-Backed Obligations		1,384,352

Repurchase Agreements (3.8%)
CS First Boston, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $4,523,995, collateralized by U.S. Government Agency Mortgages with a market value of $4,614,142	4,523,668	4,523,668
Nomura Securities, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $2,835,939, collateralized by U.S. Government Agency Mortgages with a market value of $2,892,449	2,835,735	2,835,735

Total Repurchase Agreements		7,359,403

Total Investments
(Cost $193,267,769) (c) — 99.7%		194,614,599

Other assets in excess of liabilities — 0.3%		568,899

NET ASSETS — 100.0%		$195,183,498

(a)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2008. The maturity date represents the actual maturity date.

(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (96.7%)
Australia (6.1%)
Air Freight & Logistics (0.1%)(a)
Toll Holdings Ltd.	15,579	$143,361

Airline (0.0%)(a)
Qantas Airways Ltd.	27,202	97,965

Beverages (0.1%)(a)
Coca-Cola Amatil Ltd.	15,213	118,375
Foster’s Group Ltd.	54,313	254,522
Lion Nathan Ltd.	8,675	69,501

		442,398

Biotechnology (0.2%)(a)
CSL Ltd.	15,369	520,871

Capital Markets (0.1%)
Macquarie Group Ltd.	7,620	367,754
Perpetual Ltd.(a)	518	25,562

		393,316

Chemicals (0.1%)(a)
Incitec Pivot Ltd.	1,421	183,686
Orica Ltd.	8,296	221,567

		405,253

Commercial Banks (1.4%)(a)
Australia & New Zealand Banking Group Ltd.	51,929	1,077,323
Bendigo Bank Ltd.	5,660	61,748
Commonwealth Bank of Australia	36,454	1,400,501
National Australia Bank Ltd.	45,129	1,247,796
St George Bank Ltd.	7,622	180,104
Westpac Banking Corp.	51,867	1,131,766

		5,099,238

Commercial Services & Supplies (0.1%)(a)
Brambles Ltd.	37,038	338,466
Downer EDI Ltd.	5,739	32,886

		371,352

Construction & Engineering (0.1%)(a)
Boart Longyear Group	33,427	56,078
Leighton Holdings Ltd.	3,933	154,730

		210,808

Construction Materials (0.1%)(a)
Boral Ltd.	17,435	100,146
James Hardie Industries NV	11,713	67,054

		167,200

Containers & Packaging (0.1%)(a)
Amcor Ltd.	24,944	163,183

Distributor (0.0%)(a)
Pacific Brands Ltd.	7,537	13,995

Diversified Consumer Services (0.0%)(a)
ABC Learning Centres Ltd.	12,880	16,576

Diversified Financial Services (0.1%)(a)
ASX Ltd.	4,857	167,207
Babcock & Brown Ltd.	6,770	91,745
Challenger Financial Services Group Ltd.	11,389	19,185

		278,137

Diversified Telecommunication Services (0.1%)(a)
Telstra Corp. Ltd.	78,877	317,919
Telstra Corp. Ltd., Institutional Receipts	31,563	81,353

		399,272

Energy Equipment & Services (0.0%)(a)
WorleyParsons Ltd.	4,240	129,925

Food & Staples Retailing (0.5%)
Wesfarmers Ltd.(a)	14,935	549,035
Wesfarmers Ltd. — PPS	3,607	132,682
Woolworths Ltd.(a)	33,805	898,944

		1,580,661

Food Products (0.0%)(a)
Goodman Fielder Ltd.	23,837	39,367

Health Care Equipment & Supplies (0.0%)(a)
Ansell Ltd.	2,262	24,128
Cochlear Ltd.	1,605	80,731

		104,859

Health Care Providers & Services (0.0%)(a)
Sonic Healthcare Ltd.	8,142	102,585

Hotels, Restaurants & Leisure (0.1%)
Aristocrat Leisure Ltd.(a)	9,936	87,446
Crown Ltd.*	12,863	123,406
TABCORP Holdings Ltd.(a)	14,868	192,839
Tatts Group Ltd.(a)	23,247	74,327

		478,018

Industrial Conglomerate (0.0%)(a)
CSR Ltd.	27,999	82,167

Insurance (0.4%)(a)
AMP Ltd.	49,921	359,242
AXA Asia Pacific Holdings Ltd.	24,501	123,679
Insurance Australia Group Ltd.	51,799	174,317
QBE Insurance Group Ltd.	24,747	506,220
Suncorp-Metway Ltd.	26,152	309,847

		1,473,305

IT Services (0.0%)(a)
Computershare Ltd.	10,873	87,129

Media (0.1%)(a)
Fairfax Media Ltd.	34,795	110,994
Macquarie Communications Infrastructure Group	5,316	20,499

		131,493

Metals & Mining (1.5%)(a)
Alumina Ltd.	32,154	164,549
BHP Billiton Ltd.	92,340	3,033,724
BlueScope Steel Ltd.	20,971	190,149
Fortescue Metals Group Ltd.*	32,596	194,598
Iluka Resources Ltd.	5,250	22,558
Newcrest Mining Ltd.	12,645	383,673
OneSteel Ltd.	21,124	123,655
Oxiana Ltd.	39,391	114,583
Rio Tinto Ltd.	7,821	878,387
Sims Group Ltd.	4,447	120,994
Zinifex Ltd.	13,821	126,147

		5,353,017

Multi-Utility (0.0%)(a)
AGL Energy Ltd.	11,248	113,714

Multiline Retail (0.0%)(a)
Harvey Norman Holdings Ltd.	15,849	56,889

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
Australia (continued)
Oil, Gas & Consumable Fuels (0.3%)(a)
Caltex Australia Ltd.	3,008	$35,899
Origin Energy Ltd.	24,782	207,557
Paladin Energy Ltd.*	15,331	71,367
Santos Ltd.	16,569	220,297
Woodside Petroleum Ltd.	13,466	669,045

		1,204,165

Paper & Forest Products (0.0%)(a)
PaperlinX Ltd.	342	863

Real Estate Investment Trusts (REITs) (0.5%)(a)
CFS Retail Property Trust	42,111	83,759
Commonwealth Property Office Fund	25,245	30,750
Dexus Property Group	67,837	104,872
Goodman Group	41,412	164,063
GPT Group	59,717	178,708
ING Industrial Fund	15,519	30,370
Macquarie Office Trust	28,199	23,500
Mirvac Group	29,999	110,733
Stockland	40,862	262,346
Westfield Group	48,688	797,256

		1,786,357

Real Estate Management & Development (0.0%)(a)
Lend Lease Corp. Ltd.	9,581	116,424

Road & Rail (0.0%)(a)
Asciano Group	16,465	60,436

Textiles, Apparel & Luxury Goods (0.0%)(a)
Billabong International Ltd.	4,950	58,912

Transportation Infrastructure (0.1%)(a)
Macquarie Airports	15,023	44,644
Macquarie Infrastructure Group	69,704	177,874
Transurban Group	30,730	182,822

		405,340

		22,088,551

Austria (0.6%)(a)
Building Products (0.0%)
Wienerberger AG	2,367	125,513

Commercial Banks (0.2%)
Erste Bank der Oesterreichischen Sparkassen AG	5,505	357,034
Raiffeisen International Bank Holding AG	1,580	215,529

		572,563

Construction Materials (0.0%)
RHI AG*	247	9,943

Diversified Telecommunication Services (0.1%)
Telekom Austria AG	10,082	208,234

Electric Utility (0.0%)
Verbund — Oesterreichische Elektrizitaetswirtschafts AG, Class A	2,207	156,965

Hotels, Restaurants & Leisure (0.0%)
bwin Interactive Entertainment AG*	483	15,888

Insurance (0.0%)
Vienna Insurance Group	599	45,905

Machinery (0.0%)
Andritz AG	1,202	65,921

Metals & Mining (0.1%)
Voestalpine AG	3,358	233,500

Oil, Gas & Consumable Fuels (0.1%)
OMV AG	4,767	315,043

Real Estate Management & Development (0.1%)
Immoeast AG*	12,405	119,399
IMMOFINANZ AG	13,554	146,901
Meinl European Land Ltd.*	6,651	75,626

		341,926

		2,091,401

Belgium (1.3%)(a)
Beverages (0.1%)
InBev NV	5,312	466,252

Chemicals (0.1%)
Solvay SA	1,851	235,982
Umicore	3,643	189,337

		425,319

Commercial Banks (0.3%)
Dexia SA	15,180	433,053
KBC Groep NV	4,601	596,700

		1,029,753

Diversified Financial Services (0.5%)
Fortis	59,968	1,506,690
Groupe Bruxelles Lambert SA	2,343	285,646
KBC Ancora	242	24,896
Nationale A Portefeuille	472	36,012

		1,853,244

Diversified Telecommunication Services (0.1%)
Belgacom SA	4,930	217,951

Electrical Equipment (0.0%)
Bekaert SA	127	18,508

Electronic Equipment & Instruments (0.0%)
Barco NV	28	2,005

Food & Staples Retailing (0.1%)
Colruyt SA	492	126,758
Delhaize Group	2,906	229,168

		355,926

Health Care Equipment & Supplies (0.0%)
Omega Pharma SA	232	10,748

Health Care Technology (0.0%)
AGFA-Gevaert NV	2,299	17,940

Marine (0.0%)
Compagnie Maritime Belge SA	229	15,412

Pharmaceutical (0.1%)
UCB SA	3,264	113,368

Real Estate Investment Trust (REIT) (0.0%)
Cofinimmo	21	4,539

Wireless Telecommunication Services (0.0%)
Mobistar SA	951	86,018

		4,616,983

Bermuda (0.0%)(a)
Oil, Gas & Consumable Fuels (0.0%)
Frontline Ltd.	800	36,789

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
Cayman Islands (0.0%)(a)
Food Products (0.0%)
Tingyi Cayman Islands Holding Corp.	38,000	$50,083

Wireless Telecommunication Services (0.0%)
Hutchison Telecommunications International Ltd.	28,000	39,972

		90,055

China (0.1%)(a)
Communications Equipment (0.0%)
Foxconn International Holdings Ltd.*	47,659	64,743

Internet Software & Services (0.1%)
Tencent Holdings Ltd.	25,887	149,391

Metals & Mining (0.0%)
Fosun International*	34,135	23,285

Multiline Retail (0.0%)
Parkson Retail Group Ltd.	2,965	25,198

Specialty Retail (0.0%)
Belle International Holdings Ltd.	43,462	45,494

		308,111

Denmark (1.0%)(a)
Beverages (0.0%)
Carlsberg AS, Class B	1,000	128,274

Building Products (0.0%)
Rockwool International AS, Class B	160	26,791

Chemicals (0.0%)
Novozymes AS, Class B	1,375	129,367

Commercial Banks (0.2%)
Danske Bank AS	13,100	485,240
Jyske Bank AS*	1,150	77,670
Sydbank AS	1,926	70,392

		633,302

Construction & Engineering (0.1%)
FLSmidth & Co. AS	1,550	154,337

Electrical Equipment (0.2%)
Vestas Wind Systems AS*	5,350	588,983

Food Products (0.0%)
Danisco AS	1,450	106,185
East Asiatic Co. Ltd. AS*	375	32,949

		139,134

Health Care Equipment & Supplies (0.0%)
Coloplast AS, Class B	500	45,755
GN Store Nord*	3,400	17,015
William Demant Holding*	750	60,136

		122,906

Household Durables (0.0%)
Bang & Olufsen AS, Class B	180	11,270

Insurance (0.1%)
Topdanmark AS*	500	84,404
TrygVesta AS	727	64,097

		148,501

Machinery (0.0%)
NKT Holding AS	400	28,966

Marine (0.1%)
A P Moller — Maersk AS, Class A	6	66,759
A P Moller — Maersk AS, Class B	31	347,868

		414,627

Oil, Gas & Consumable Fuels (0.0%)
D/S Torm AS	30	894

Pharmaceuticals (0.3%)
H Lundbeck AS	400	10,035
Novo Nordisk AS, Class B	13,950	960,094

		970,129

Road & Rail (0.0%)
DSV AS	5,959	130,889

		3,628,370

Finland (1.8%)(a)
Auto Components (0.0%)
Nokian Renkaat OYJ	3,050	130,642

Building Products (0.0%)
Uponor OYJ	900	21,162

Communications Equipment (1.0%)
Nokia OYJ ADR — FI	107,500	3,393,512

Construction & Engineering (0.0%)
YIT OYJ	3,762	106,893

Diversified Financial Services (0.0%)
Pohjola Bank PLC	2,741	51,648

Diversified Telecommunication Services (0.0%)
Elisa OYJ	4,450	111,098

Electric Utility (0.2%)
Fortum OYJ*	12,800	522,153

Food & Staples Retailing (0.0%)
Kesko OYJ, Class B*	2,000	103,506

Insurance (0.1%)
Sampo OYJ, Class A	12,500	338,829

IT Services (0.0%)
Tietoenator OYJ	1,220	30,121

Leisure Equipment & Products (0.0%)
Amer Sports OYJ, Class A	1,250	25,161

Machinery (0.2%)
Cargotec Corp., Class B	1,160	57,125
Kone OYJ, Class B	4,500	184,859
Konecranes OYJ	1,004	38,715
Metso OYJ	3,700	199,847
Wartsila OYJ, Class B	1,900	128,286

		608,832

Media (0.0%)
Sanoma-WSOY OYJ	1,700	47,025

Metals & Mining (0.1%)
Outokumpu OYJ	3,400	154,777
Rautaruukki OYJ*	2,500	120,840

		275,617

Oil, Gas & Consumable Fuels (0.1%)
Neste Oil OYJ	3,800	132,879

Paper & Forest Products (0.1%)
Stora Enso OYJ, Class R	17,000	196,570
UPM-Kymmene OYJ	15,400	273,939

		470,509

Pharmaceutical (0.0%)
Orion OYJ, Class B	1,383	29,970

		6,399,557

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
France (9.7%)
Aerospace & Defense (0.1%)(a)
Safran SA	4,965	$101,848
Thales SA	2,603	168,463
Zodiac SA	1,202	59,012

		329,323

Airline (0.0%)(a)
Air France-KLM	4,095	115,192

Auto Components (0.2%)(a)
Compagnie Generale des Etablissements Michelin, Class B	4,154	434,990
Valeo SA	2,116	83,981

		518,971

Automobiles (0.3%)(a)
Peugeot SA	4,408	342,069
Renault SA	5,067	560,817

		902,886

Beverages (0.2%)(a)
Pernod-Ricard SA	5,053	520,576

Building Products (0.2%)(a)
Cie de Saint-Gobain	7,655	625,569

Chemicals (0.3%)(a)
Air Liquide	6,539	997,137

Commercial Banks (1.1%)(a)
BNP Paribas	22,194	2,237,668
Credit Agricole SA	17,950	554,925
Natixis	4,406	70,657
Societe Generale	12,593	1,232,101

		4,095,351

Commercial Services & Supplies (0.0%)(a)
Societe BIC SA	431	26,575

Communications Equipment (0.1%)(a)
Alcatel-Lucent	63,585	363,838

Construction & Engineering (0.2%)(a)
Eiffage SA	371	36,086
Vinci SA	11,135	805,446

		841,532

Construction Materials (0.2%)(a)
Imerys SA	958	87,774
Lafarge SA	4,236	736,002

		823,776

Diversified Financial Services (0.0%)(a)
Eurazeo	347	44,394

Diversified Telecommunication Services (0.5%)(a)
France Telecom SA	49,797	1,672,798
Neuf Cegetel	721	40,155

		1,712,953

Electric Utility (0.1%)(a)
Electricite de France	2,617	227,624

Electrical Equipment (0.4%)
Alstom(a)	2,801	606,712
Legrand SA	1,448	43,362
Schneider Electric SA(a)	6,014	776,828

		1,426,902

Energy Equipment & Services (0.1%)(a)
Cie Generale de Geophysique-Veritas*	757	188,283
Technip SA	2,952	229,931

		418,214

Food & Staples Retailing (0.4%)(a)
Carrefour SA	16,451	1,269,268
Casino Guichard Perrachon SA	1,282	153,659

		1,422,927

Food Products (0.3%)(a)
Groupe Danone	11,825	1,057,254

Health Care Equipment & Supplies (0.1%)(a)
Cie Generale d’Optique Essilor International SA	5,708	373,009

Hotels, Restaurants & Leisure (0.2%)(a)
Accor SA	5,619	410,218
Sodexo	2,802	172,223

		582,441

Household Durables (0.0%)(a)
Thomson	7,408	51,618

Industrial Conglomerate (0.0%)(a)
Wendel	503	63,103

Insurance (0.5%)(a)
AXA SA	43,258	1,564,372
CNP Assurances	1,309	161,409
SCOR SE	5,087	121,166

		1,846,947

IT Services (0.1%)(a)
Atos Origin SA*	2,027	112,848
Cap Gemini SA	4,011	228,364

		341,212

Machinery (0.1%)(a)
Vallourec	1,378	334,193

Media (0.5%)(a)
JC Decaux SA	2,047	60,247
Lagardere SCA	3,701	277,320
M6-Metropole Television	2,054	45,731
PagesJaunes Groupe	3,869	68,915
Publicis Groupe	4,168	159,460
Societe Television Francaise 1	3,552	78,256
Vivendi	31,821	1,244,602

		1,934,531

Multi-Utilities (0.7%)(a)
Suez SA	27,803	1,822,242
Veolia Environnement	10,084	703,631

		2,525,873

Multiline Retail (0.1%)(a)
PPR	2,233	331,064

Natural Gas Utility (0.1%)(a)
Gaz de France SA	5,258	317,521

Office Electronics (0.0%)(a)
Neopost SA	964	108,039

Oil, Gas & Consumable Fuels (1.2%)(a)
Total SA	58,729	4,350,485

Personal Products (0.2%)(a)
L’Oreal SA	6,770	859,471

Pharmaceutical (0.6%)(a)
Sanofi-Aventis SA	27,839	2,087,815

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
France (continued)
Real Estate Investment Trusts (REITs) (0.2%)(a)
Gecina SA	211	$31,422
ICADE	438	65,339
Klepierre	2,051	125,880
Unibail-Rodamco	151	38,721
Unibail-Rodamco	1,734	445,807

		707,169

Software (0.0%)(a)
Dassault Systemes SA	1,743	101,344

Textiles, Apparel & Luxury Goods (0.3%)(a)
Christian Dior SA	609	67,496
Hermes International	2,005	250,696
LVMH Moet Hennessy Louis Vuitton SA	6,698	745,070

		1,063,262

Transportation Infrastructure (0.0%)(a)
Aeroports de Paris	833	94,935
Societe Des Autoroutes Paris-Rhin-Rhone	465	56,262

		151,197

Wireless Telecommunication Services (0.1%)(a)
Bouygues	6,481	412,220

		35,013,508

Germany (8.8%)(a)
Air Freight & Logistics (0.2%)
Deutsche Post AG	22,513	688,565

Airline (0.1%)
Deutsche Lufthansa AG	6,792	184,453

Auto Components (0.1%)
Continental AG	4,435	454,729

Automobiles (1.3%)
Bayerische Motoren Werke AG	4,812	265,647
Daimler AG	25,659	2,196,286
Porsche AG	2,526	463,127
Volkswagen AG	4,343	1,259,859
Volkswagen AG, Preferred Shares	2,913	483,048

		4,667,967

Capital Markets (0.4%)
Deutsche Bank AG	13,726	1,557,622
MLP AG	739	10,552

		1,568,174

Chemicals (1.2%)
Altana AG	1,188	25,158
BASF SE	13,400	1,809,222
Bayer AG	19,794	1,586,533
K+S AG	1,075	351,504
Linde AG	3,482	490,468
Wacker Chemie AG	221	45,856

		4,308,741

Commercial Banks (0.3%)
Commerzbank AG	17,993	566,514
Deutsche Postbank AG	2,391	229,043
Hypo Real Estate Holding AG	5,907	155,925

		951,482

Computers & Peripherals (0.0%)
Wincor Nixdorf AG	482	38,370

Construction & Engineering (0.1%)
Bilfinger Berger AG	1,111	95,396
Hochtief AG	1,247	114,133

		209,529

Construction Materials (0.0%)
HeidelbergCement AG	243	41,696

Diversified Financial Services (0.3%)
Deutsche Boerse AG	5,477	888,166

Diversified Telecommunication Services (0.4%)
Deutsche Telekom AG	77,083	1,286,642

Electric Utility (0.9%)
E. On AG	16,985	3,167,576

Electrical Equipment (0.0%)
Solarworld AG	2,462	119,408

Food & Staples Retailing (0.1%)
Metro AG	4,687	377,678

Food Products (0.0%)
Suedzucker AG	857	18,997

Health Care Equipment & Supplies (0.0%)
Fresenius SE, Preferred Shares	1,158	97,192

Health Care Providers & Services (0.1%)
Celesio AG	2,418	120,526
Fresenius Medical Care AG & Co. KGaA	5,505	276,575

		397,101

Hotels, Restaurants & Leisure (0.1%)
TUI AG*	6,264	161,083

Household Products (0.1%)
Henkel KGaA	2,456	104,178
Henkel KGaA, Preferred Shares	5,188	239,225

		343,403

Industrial Conglomerates (0.7%)
Rheinmetall AG	1,082	76,286
Siemens AG	23,642	2,583,931

		2,660,217

Insurance (1.0%)
Allianz SE	12,246	2,427,036
Muenchener Rueckversicherungs AG	5,664	1,110,872

		3,537,908

Machinery (0.2%)
GEA Group AG*	4,688	157,924
Heidelberger Druckmaschinen AG	1,736	46,533
MAN AG	3,256	434,482

		638,939

Media (0.0%)
Premiere AG*	1,641	35,887
ProSiebenSat.1 Media AG, Preferred Shares	2,091	45,338

		81,225

Metals & Mining (0.2%)
Salzgitter AG	1,194	209,315
ThyssenKrupp AG	10,375	595,575

		804,890

Multi-Utilities (0.4%)
RWE AG	12,169	1,502,974
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
Germany(a) (continued)
RWE AG, Preferred Shares	882	$84,181

		1,587,155

Multiline Retail (0.0%)
Arcandor AG*	2,042	40,962

Personal Products (0.1%)
Beiersdorf AG	2,522	211,310

Pharmaceutical (0.1%)
Merck KGAA	1,877	233,019

Real Estate Management & Development (0.0%)
IVG Immobilien AG	2,786	78,435

Semiconductors & Semiconductor Equipment (0.0%)
Infineon Technologies AG*	21,899	154,036

Software (0.3%)
SAP AG	23,837	1,181,210

Specialty Retail (0.0%)
Douglas Holding AG	422	22,873

Textiles, Apparel & Luxury Goods (0.1%)
Adidas AG	5,888	389,306
Puma AG Rudolf Dassler Sport	183	70,800

		460,106

Transportation Infrastructure (0.0%)
Fraport AG Frankfurt Airport Services Worldwide	292	21,102

		31,684,339

Greece (0.7%)(a)
Beverages (0.1%)
Coca Cola Hellenic Bottling Co. SA	4,771	222,822

Commercial Banks (0.4%)
Alpha Bank AE	11,596	384,784
EFG Eurobank Ergasias SA	9,109	277,069
National Bank of Greece SA ADR — GR	11,646	613,073
Piraeus Bank SA	9,334	287,344

		1,562,270

Construction & Engineering (0.0%)
Hellenic Technodomiki Tev SA	1,319	16,130

Construction Materials (0.0%)
Titan Cement Co. SA	1,327	56,441

Diversified Financial Services (0.0%)
Hellenic Exchanges SA	984	23,403

Diversified Telecommunication Services (0.1%)
Hellenic Telecommunications Organization SA	7,865	222,969

Electric Utility (0.0%)
Public Power Corp. SA	3,096	135,429

Hotels, Restaurants & Leisure (0.1%)
OPAP SA	6,524	232,655

Metals & Mining (0.0%)
Viohalco	972	10,067

Oil, Gas & Consumable Fuels (0.0%)
Hellenic Petroleum SA	1,553	20,456
Motor Oil Hellas Corinth Refineries SA	187	3,943

		24,399

Textiles, Apparel & Luxury Goods (0.0%)
Folli — Follie SA	58	1,941

		2,508,526

Hong Kong (2.0%)(a)
Airline (0.0%)
Cathay Pacific Airways Ltd.	40,000	78,934

Commercial Banks (0.2%)
Bank of East Asia Ltd.	40,400	203,751
BOC Hong Kong Holdings Ltd.	95,000	230,839
Hang Seng Bank Ltd.	20,300	370,125
Wing Hang Bank Ltd.	3,500	53,373

		858,088

Distributor (0.1%)
Li & Fung Ltd.	62,800	235,244

Diversified Financial Services (0.2%)
Hong Kong Exchanges & Clearing Ltd.	30,000	521,208

Diversified Telecommunication Services (0.0%)
PCCW Ltd.	121,000	76,408

Electric Utilities (0.2%)
Cheung Kong Infrastructure Holdings Ltd.	7,000	28,261
CLP Holdings Ltd.	37,000	306,179
Hong Kong Electric Holdings	39,500	250,687

		585,127

Electronic Equipment & Instruments (0.0%)
Kingboard Chemical Holdings Ltd.	13,500	48,108

Hotels, Restaurants & Leisure (0.0%)
Shangri-La Asia Ltd.	30,000	81,798

Industrial Conglomerates (0.2%)
Hutchison Whampoa Ltd.	58,000	551,687
Melco International Development	20,000	28,043
NWS Holdings Ltd.	7,000	23,794

		603,524

Marine (0.0%)
Orient Overseas International Ltd.	3,500	20,642
Pacific Basin Shipping Ltd.	37,560	62,475

		83,117

Media (0.0%)
Television Broadcasts Ltd.	6,000	32,301

Multiline Retail (0.0%)
Lifestyle International Holdings Ltd.	15,399	32,927

Natural Gas Utility (0.1%)
Hong Kong & China Gas Co.	93,800	283,807

Paper & Forest Products (0.0%)
Lee & Man Paper Manufacturing Ltd.	10,000	16,149

Real Estate Investment Trust (REIT) (0.0%)
Link REIT (The)	63,500	141,338

Real Estate Management & Development (0.8%)
Cheung Kong Holdings Ltd.	42,000	604,688
Chinese Estates Holdings Ltd.	6,000	9,381
Hang Lung Group Ltd.	8,000	38,238
Hang Lung Properties Ltd.	59,000	211,861
Henderson Land Development Co. Ltd.	31,000	223,380
Hysan Development Co. Ltd.	19,000	53,792
Kerry Properties Ltd.	19,000	115,943
New World Development Ltd.	70,000	172,192
Shui On Land Ltd.	44,000	41,682
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
Hong Kong(a) (continued)
Shun Tak Holdings Ltd.	28,000	$37,258
Sino Land Co.	42,000	91,836
Sun Hung Kai Properties Ltd.	38,000	600,126
Swire Pacific Ltd., Class A	23,500	266,339
Wharf Holdings Ltd.	39,000	185,439
Wheelock & Co. Ltd.	6,000	16,905

		2,669,060

Road & Rail (0.1%)
MTR Corp.	41,000	141,896

Semiconductors & Semiconductor Equipment (0.0%)
ASM Pacific Technology Ltd.	4,500	32,690

Specialty Retail (0.1%)
Esprit Holdings Ltd.	29,700	360,401
Giordano International Ltd.	26,000	10,530

		370,931

Textiles, Apparel & Luxury Goods (0.0%)
C C Land Holdings Ltd.	21,535	20,878
Yue Yuen Industrial Holdings	13,500	42,571

		63,449

Trading Companies & Distributors (0.0%)
Citic Resources Holdings Ltd.*	476	175
Noble Group Ltd.	31,000	50,029

		50,204

Transportation Infrastructure (0.0%)
Hong Kong Aircraft Engineerg	1,200	19,908
Hopewell Holdings	13,000	49,664

		69,572

		7,075,880

Ireland (0.7%)
Airline (0.0%)(a)
Ryanair Holdings PLC*	5,422	23,963

Building Products (0.0%)(a)
Kingspan Group PLC	3,919	52,287

Commercial Banks (0.3%)
Allied Irish Banking PLC(a)	25,390	541,302
Anglo Irish Bank Corp. PLC(a)	11,139	149,686
Bank of Ireland	28,617	424,642

		1,115,630

Commercial Services & Supplies (0.1%)(a)
Experian Group Ltd.	28,840	210,195

Construction Materials (0.2%)(a)
CRH PLC	15,763	598,110

Containers & Packaging (0.0%)(a)
Smurfit Kappa Group PLC*	2,552	30,751

Food Products (0.0%)(a)
Greencore Group PLC	1,424	8,412
Iaws Group PLC	899	21,041
Kerry Group PLC	3,889	122,061

		151,514

Hotels, Restaurants & Leisure (0.0%)(a)
Paddy Power PLC	753	27,876

Industrial Conglomerate (0.0%)(a)
DCC PLC	1,415	33,410

Insurance (0.0%)(a)
Irish Life & Permanent PLC	8,112	158,243

Pharmaceutical (0.1%)(a)
Elan Corp. PLC*	12,727	271,010

		2,672,989

Italy (3.7%)(a)
Aerospace & Defense (0.1%)
Finmeccanica SpA	8,636	294,028

Automobiles (0.1%)
Fiat SpA	20,484	474,594

Capital Markets (0.1%)
Mediobanca SpA	14,264	292,795

Commercial Banks (1.2%)
Banca Carige S.p.A	7,811	30,763
Banca Monte dei Paschi di Siena SpA	32,545	144,225
Banca Popolare di Milano Scarl	12,254	134,660
Banco Popolare SC*	18,557	307,657
Intesa Sanpaolo SpA	208,864	1,473,424
Intesa Sanpaolo SpA — RNC	23,367	153,952
UniCredit SpA	250,279	1,676,772
Unione di Banche Italiane SpA	17,529	449,461

		4,370,914

Construction Materials (0.0%)
Italcementi SpA	2,186	44,396

Diversified Financial Services (0.0%)
IFIL — Investments SpA	4,904	39,593
Istituto Finanziario Industriale SpA — PFD*	1,333	36,723

		76,316

Diversified Telecommunication Services (0.3%)
Telecom Italia SpA	294,417	613,667
Telecom Italia SpA — RNC	167,694	277,068

		890,735

Electric Utilities (0.4%)
Enel SpA	118,572	1,259,071
Terna SpA	35,330	150,853

		1,409,924

Electrical Equipment (0.0%)
Prysmian SpA*	4,019	85,845

Energy Equipment & Services (0.0%)
Saipem SpA	3,891	157,724

Food Products (0.1%)
Parmalat SpA	45,962	176,664

Hotels, Restaurants & Leisure (0.0%)
Autogrill SpA	3,204	47,861
Lottomatica SpA	2,102	65,442

		113,303

Industrial Conglomerate (0.0%)
Pirelli & C SpA*	86,042	75,359

Insurance (0.5%)
Alleanza Assicurazioni SpA	12,438	162,600
Assicurazioni Generali SpA	28,709	1,292,029
Fondiaria-Sai SpA	2,074	85,974
Mediolanum SpA	8,007	49,084
Unipol Gruppo Finanziario SpA	9,919	30,838
Unipol Gruppo Finanziario SpA, Preferred Shares	22,032	63,313

		1,683,838

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
Italy(a) (continued)
Media (0.1%)
Arnoldo Mondadori Editore SpA	1,690	$14,283
Mediaset SpA	22,435	207,883
Seat Pagine Gialle SpA	143,146	24,752

		246,918

Multi-Utility (0.0%)
A2A SpA	18,554	68,217

Natural Gas Utility (0.0%)
Snam Rete Gas SpA	25,866	164,593

Oil, Gas & Consumable Fuels (0.7%)
Eni SpA	71,302	2,426,850

Textiles, Apparel & Luxury Goods (0.0%)
Bulgari SpA	4,657	54,012
Luxottica Group SpA	4,144	104,308

		158,320

Transportation Infrastructure (0.1%)
Atlantia SpA	6,629	200,630

		13,411,963

Japan (19.5%)(a)
Air Freight & Logistics (0.1%)
Yamato Holdings Co. Ltd.	11,000	161,683

Airlines (0.0%)
All Nippon Airways Co. Ltd.	19,000	83,974
Japan Airlines Corp.*	26,000	67,812

		151,786

Auto Components (0.4%)
Aisin Seiki Co. Ltd.	5,500	207,468
Bridgestone Corp.	17,200	296,837
Denso Corp.	12,900	420,631
NGK Spark Plug Co. Ltd.	5,000	65,452
NHK Spring Co. Ltd.	5,000	35,717
NOK Corp.	3,300	67,980
Stanley Electric Co. Ltd.	4,400	108,386
Sumitomo Rubber Industries, Inc.	5,100	39,278
Tokai Rika Co. Ltd.	1,600	42,045
Toyoda Gosei Co. Ltd.	1,900	72,301
Toyota Boshoku Corp.	1,500	45,320
Toyota Industries Corp.	4,400	157,607

		1,559,022

Automobiles (1.7%)
Daihatsu Motor Co., Ltd.	3,000	36,251
Fuji Heavy Industries Ltd.	9,000	38,103
Honda Motor Co. Ltd.	42,700	1,233,625
Isuzu Motors Ltd.	21,000	105,575
Mazda Motor Corp.	14,000	50,140
Mitsubishi Motors Corp.*	42,000	69,509
Nissan Motor Co. Ltd.	60,500	507,321
Suzuki Motor Corp.	4,900	124,660
Toyota Motor Corp.	75,200	3,800,455
Yamaha Motor Co. Ltd.	5,400	100,379

		6,066,018

Beverages (0.2%)
Asahi Breweries Ltd.	11,700	241,647
Coca-Cola West Holdings Co. Ltd.	1,000	24,254
Ito En Ltd.	1,900	33,840
Kirin Holdings Co. Ltd.	22,000	419,450
Sapporo Holdings Ltd.	8,000	66,036
Takara Holdings, Inc.	3,000	20,794

		806,021

Building Products (0.3%)
Asahi Glass Co. Ltd.	27,000	299,628
Central Glass Co. Ltd.	1,000	3,940
Daikin Industries Ltd.	7,500	326,956
JS Group Corp.	6,300	95,443
Nippon Sheet Glass Co. Ltd.	18,000	80,797
Sanwa Holdings Corp.	1,000	4,377
TOTO Ltd.	8,000	76,154

		887,295

Capital Markets (0.3%)
Daiwa Securities Group, Inc.	38,000	331,930
Jafco Co. Ltd.	1,000	33,665
Matsui Securities Co. Ltd.	500	2,846
Nomura Holdings, Inc.	49,400	743,847
SBI E*trade Securities Co. Ltd.	32	27,983
SBI Holdings, Inc.	269	65,105
Shinko Securities Co. Ltd.	8,000	23,491

		1,228,867

Chemicals (0.8%)
Asahi Kasei Corp.	34,000	178,835
Daicel Chemical Industries Ltd.	6,000	31,142
Dainippon Ink & Chemicals, Inc.	19,000	60,119
Denki Kagaku Kogyo KK	15,000	47,724
Hitachi Chemical Co. Ltd.	2,600	49,413
JSR Corp.	5,200	118,407
Kaneka Corp.	5,000	31,612
Kansai Paint Co. Ltd.	7,000	45,914
Kuraray Co. Ltd.	10,500	126,221
Mitsubishi Chemical Holdings Corp.	29,500	196,521
Mitsubishi Gas Chemical Co., Inc.	11,000	78,572
Mitsubishi Rayon Co. Ltd.	16,000	51,661
Mitsui Chemicals, Inc.	18,000	120,707
Nippon Kayaku Co. Ltd.	3,000	18,360
Nippon Shokubai Co. Ltd.	1,000	6,660
Nissan Chemical Industries Ltd.	4,000	42,628
Nitto Denko Corp.	4,700	199,881
Shin-Etsu Chemical Co. Ltd.	11,600	604,142
Showa Denko KK	34,000	114,831
Sumitomo Chemical Co. Ltd.	45,000	290,526
Taiyo Nippon Sanso Corp.	5,000	40,491
Teijin Ltd.	26,000	110,255
Tokuyama Corp.	7,000	51,417
Toray Industries, Inc.	38,000	249,116
Tosoh Corp.	14,000	48,660
UBE Industries Ltd.	28,000	91,458
Zeon Corp.	5,000	22,565

		3,027,838

Commercial Banks (1.7%)
77 Bank Ltd. (The)	6,000	33,851
Aozora Bank Ltd.	9,000	26,907
Bank of Kyoto Ltd. (The)	8,000	98,218
Bank of Yokohama Ltd. (The)	33,000	225,856
Chiba Bank Ltd. (The)	22,000	150,607
Chuo Mitsui Trust Holdings, Inc.	20,000	121,928
Fukuoka Financial Group, Inc.	22,000	115,393
Gunma Bank Ltd. (The)	10,000	72,085
Hachijuni Bank Ltd. (The)	8,000	51,267
Hiroshima Bank Ltd. (The)	11,000	53,542
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
Japan(a) (continued)
Hokuhoku Financial Group, Inc.	28,000	$84,823
Joyo Bank Ltd. (The)	15,000	76,741
Mitsubishi UFJ Financial Group, Inc.	238,088	2,083,170
Mizuho Financial Group, Inc.	249	919,989
Mizuho Trust & Banking Co. Ltd.	11,000	15,920
Nishi-Nippon City Bank Ltd. (The)	13,000	34,431
Resona Holdings, Inc.	161	270,163
Sapporo Hokuyo Holdings, Inc.	5	35,188
Shinsei Bank Ltd.	28,000	92,492
Shizuoka Bank Ltd. (The)	16,000	190,161
Sumitomo Mitsui Financial Group, Inc.	180	1,195,947
Sumitomo Trust & Banking Co. Ltd. (The)	35,000	242,609
Suruga Bank Ltd.	6,000	76,374

		6,267,662

Commercial Services & Supplies (0.2%)
Dai Nippon Printing Co. Ltd.	17,000	271,815
Goodwill Group, Inc. (The)*	19	2,467
Meitec Corp.	500	15,222
Secom Co. Ltd.	5,900	290,368
Toppan Printing Co. Ltd.	16,000	187,146

		767,018

Computers & Peripherals (0.4%)
Fujitsu Ltd.	52,000	343,968
Mitsumi Electric Co. Ltd.	2,400	76,481
NEC Corp.	58,000	224,644
Seiko Epson Corp.	3,700	99,729
Toshiba Corp.	86,000	578,098

		1,322,920

Construction & Engineering (0.1%)
Chiyoda Corp.	4,000	36,596
COMSYS Holdings Corp.	3,000	26,231
JGC Corp.	6,000	92,097
Kajima Corp.	26,000	74,690
Kinden Corp.	2,000	19,214
Nishimatsu Construction Co. Ltd.	2,000	4,297
Obayashi Corp.	18,000	76,255
Okumura Corp.	4,000	20,399
Shimizu Corp.	17,000	78,832
Taisei Corp.	28,000	71,985

		500,596

Construction Materials (0.0%)
Sumitomo Osaka Cement Co. Ltd.	6,000	14,048
Taiheiyo Cement Corp.	27,000	65,780

		79,828

Consumer Finance (0.2%)
Acom Co. Ltd.	1,860	49,591
Aeon Credit Service Co. Ltd.	2,500	33,685
Aiful Corp.	2,200	35,187
Credit Saison Co. Ltd.	4,700	131,912
ORIX Corp.	2,600	358,654
Promise Co. Ltd.	2,150	62,197
Takefuji Corp.	3,190	67,608

		738,834

Containers & Packaging (0.0%)
Toyo Seikan Kaisha Ltd.	4,800	91,910

Distributor (0.0%)
Canon Marketing Japan, Inc.	1,400	26,491

Diversified Consumer Services (0.0%)
Benesse Corp.	2,000	94,400

Diversified Financial Services (0.0%)
Mitsubishi UFJ Lease & Finance Co. Ltd.	670	23,437

Diversified Telecommunication Services (0.2%)
Nippon Telegraph & Telephone Corp.	137	593,549

Electric Utilities (0.8%)
Chubu Electric Power Co., Inc.	18,600	466,798
Chugoku Electric Power Co., Inc. (The)	3,100	69,346
Hokkaido Electric Power Co., Inc.	4,200	97,956
Hokuriku Electric Power Co.	2,600	61,539
Kansai Electric Power Co., Inc.	21,600	540,535
Kyushu Electric Power Co., Inc.	10,700	262,599
Shikoku Electric Power Co., Inc.	2,600	77,537
Tohoku Electric Power Co., Inc.	12,100	296,234
Tokyo Electric Power Co., Inc.	34,100	917,463

		2,790,007

Electrical Equipment (0.3%)
Fuji Electric Holdings Co. Ltd.	17,000	69,547
Fujikura Ltd.	10,000	45,495
Furukawa Electric Co. Ltd.	19,000	61,974
Matsushita Electric Works Ltd.	11,000	114,215
Mitsubishi Electric Corp.	53,000	462,929
Sumitomo Electric Industries Ltd.	21,200	271,060
Ushio, Inc.	3,300	62,509

		1,087,729

Electronic Equipment & Instruments (1.0%)
Alps Electric Co. Ltd.	5,000	50,071
Citizen Holdings Co. Ltd.	10,000	85,382
FUJIFILM Holdings Corp.	13,700	489,775
Hirose Electric Co. Ltd.	900	101,828
Hitachi Ltd.	95,000	567,337
HOYA Corp.	11,700	276,502
Ibiden Co. Ltd.	3,600	142,811
Keyence Corp.	1,000	232,733
Kyocera Corp.	4,600	389,998
Mabuchi Motor Co. Ltd.	900	43,794
Murata Manufacturing Co. Ltd.	6,100	306,066
Nidec Corp.	3,100	191,333
Nippon Electric Glass Co. Ltd.	9,500	149,226
Oki Electric Industry Co. Ltd.*	10,000	19,438
Omron Corp.	4,900	101,557
Taiyo Yuden Co. Ltd.	3,000	29,526
TDK Corp.	3,500	208,417
Yaskawa Electric Corp.	7,000	67,046
Yokogawa Electric Corp.	6,300	64,012

		3,516,852

Food & Staples Retailing (0.3%)
Aeon Co. Ltd.	18,100	218,126
FamilyMart Co. Ltd.	1,800	65,298
Lawson, Inc.	1,900	84,444
Matsumotokiyoshi Holdings Co. Ltd.	600	13,112
Seven & I Holdings Co. Ltd.	23,100	586,383
UNY Co. Ltd.	5,000	48,003

		1,015,366

Food Products (0.2%)
Ajinomoto Co., Inc.	19,000	193,575
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
Japan(a) (continued)
Kikkoman Corp.	4,000	$49,694
Meiji Dairies Corp.	8,000	48,464
Meiji Seika Kaisha Ltd.	7,000	35,785
Nichirei Corp.	4,000	19,368
Nippon Meat Packers, Inc.	5,000	74,237
Nisshin Seifun Group, Inc.	6,000	64,638
Nissin Food Products Co. Ltd.	2,600	87,761
Toyo Suisan Kaisha Ltd.	3,000	45,094
Yakult Honsha Co. Ltd.	3,100	96,577
Yamazaki Baking Co. Ltd.	3,000	28,625

		743,818

Health Care Equipment & Supplies (0.1%)
Olympus Corp.	7,000	213,038
Terumo Corp.	4,800	252,701

		465,739

Health Care Providers & Services (0.1%)
Alfresa Holdings Corp.	800	63,495
Mediceo Paltac Holdings Co. Ltd.	3,100	56,575
Suzuken Co. Ltd.	1,500	61,910

		181,980

Hotels, Restaurants & Leisure (0.0%)
Oriental Land Co. Ltd.	1,200	70,607
Round One Corp.	6	6,284

		76,891

Household Durables (1.0%)
Casio Computer Co. Ltd.	6,800	101,015
Daito Trust Co.nstruction Co. Ltd.	2,300	118,747
Daiwa House Industry Co. Ltd.	15,000	149,803
Haseko Corp.	37,000	55,146
Makita Corp.	3,300	104,160
Matsushita Electric Industrial Co Ltd.	54,000	1,174,034
Pioneer Corp.	4,400	44,193
Sanyo Electric Co. Ltd.*	46,000	97,972
Sekisui Chemical Co. Ltd.	9,000	54,776
Sekisui House Ltd.	14,000	130,818
Sharp Corp.	28,000	480,686
Sony Corp.	28,000	1,126,432

		3,637,782

Household Products (0.1%)
Kao Corp.	15,000	426,896
Unicharm Corp.	1,200	88,111

		515,007

Independent Power Producers & Energy Traders (0.0%)
Electric Power Development Co. Ltd.	3,600	130,571

Industrial Conglomerate (0.0%)
Hankyu Hanshin Holdings, Inc.	29,000	126,265

Insurance (0.5%)
Aioi Insurance Co. Ltd.	10,000	56,053
Millea Holdings, Inc.	20,700	770,377
Mitsui Sumitomo Insurance Co. Ltd.	28,000	281,566
Nipponkoa Insurance Co. Ltd.	10,000	77,156
Sompo Japan Insurance, Inc.	24,000	214,023
Sony Financial Holdings, Inc.	19	77,131
T&D Holdings, Inc.	5,550	294,393

		1,770,699

Internet & Catalog Retail (0.0%)
Rakuten, Inc.	191	115,044

Internet Software & Services (0.1%)
Access Co. Ltd.*	5	17,920
eAccess Ltd.	13	8,070
Yahoo! Japan Corp.	391	205,531

		231,521

IT Services (0.1%)
CSK Holdings Corp.	1,900	44,263
Itochu Techno-Solutions Corp.	300	9,086
Nomura Research Institute Ltd.	3,300	86,863
NTT Data Corp.	36	158,535
Obic Co. Ltd.	130	23,196
Otsuka Corp.	500	42,427
TIS, Inc.	1,000	20,172

		384,542

Leisure Equipment & Products (0.2%)
Namco Bandai Holdings, Inc.	5,900	80,325
Nikon Corp.	9,000	240,929
Sankyo Co. Ltd.	1,600	95,495
Sega Sammy Holdings, Inc.	5,700	60,751
Shimano, Inc.	2,000	92,994
Yamaha Corp.	5,100	98,511

		669,005

Machinery (1.0%)
Amada Co. Ltd.	11,000	84,231
Daifuku Co. Ltd.	1,000	12,907
Ebara Corp.	12,000	36,903
Fanuc Ltd.	5,400	518,147
Glory Ltd.	800	17,108
Hino Motors Ltd.	8,000	53,384
Hitachi Construction Machinery Co. Ltd.	3,100	78,629
IHI Corp.	39,000	75,575
Japan Steel Works Ltd. (The)	10,000	172,175
JTEKT Corp.	5,600	92,500
Kawasaki Heavy Industries Ltd.	41,000	92,139
Komatsu Ltd.	25,200	709,671
Komori Corp.	1,000	20,985
Kubota Corp.	31,000	193,294
Kurita Water Industries Ltd.	3,300	123,201
Minebea Co. Ltd.	11,000	65,066
Mitsubishi Heavy Industries Ltd.	90,000	388,682
Mitsui Engineering & Shipbuilding Co. Ltd.	22,000	59,617
NGK Insulators Ltd.	8,000	143,134
NSK Ltd.	13,000	98,949
NTN Corp.	12,000	82,606
OKUMA Corp.	4,000	43,387
OSG Corp.	100	1,165
SMC Corp.	1,600	170,012
Sumitomo Heavy Industries Ltd.	17,000	110,907
THK Co. Ltd.	3,700	64,235

		3,508,609

Marine (0.2%)
Kawasaki Kisen Kaisha Ltd.	16,000	157,084
Mitsui OSK Lines Ltd.	31,000	379,333
Nippon Yusen KK	31,000	293,994

		830,411

Media (0.1%)
Asatsu-DK, Inc.	500	17,874
Dentsu, Inc.	56	128,619
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
Japan(a) (continued)
Fuji Television Network, Inc.	12	$17,812
Hakuhodo DY Holdings, Inc.	430	25,906
Jupiter Telecommunications Co. Ltd.*	45	42,352
Toho Co. Ltd.	2,600	61,065
Tokyo Broadcasting System, Inc.	300	7,242

		300,870

Metals & Mining (0.9%)
Daido Steel Co. Ltd.	8,000	41,682
Dowa Holdings Co. Ltd.	8,000	48,192
Hitachi Metals Ltd.	2,000	29,790
JFE Holdings, Inc.	16,400	733,732
Kobe Steel Ltd.	75,000	216,275
Mitsubishi Materials Corp.	33,000	144,904
Mitsui Mining & Smelting Co. Ltd.	17,000	53,966
Nippon Light Metal Co. Ltd.	1,000	1,520
Nippon Steel Corp.	162,000	828,442
Nisshin Steel Co. Ltd.	23,000	80,390
OSAKA Titanium Technologies Co.	500	31,218
Sumitomo Metal Industries Ltd.	115,000	440,688
Sumitomo Metal Mining Co. Ltd.	16,000	302,111
Toho Titanium Co. Ltd.	141	3,638
Tokyo Steel Manufacturing Co. Ltd.	3,200	43,973
Yamato Kogyo Co. Ltd.	1,000	40,756

		3,041,277

Multiline Retail (0.1%)
H2O Retailing Corp.	1,000	6,739
Isetan Co. Ltd.	4,800	55,506
J. Front Retailing Co. Ltd.	8,400	54,206
Marui Group Co. Ltd.	8,600	92,133
Mitsukoshi Ltd.	9,000	34,961
Ryohin Keikaku Co. Ltd.	400	23,341
Takashimaya Co. Ltd.	9,000	101,941

		368,827

Natural Gas Utilities (0.1%)
Osaka Gas Co. Ltd.	57,000	229,006
Tokyo Gas Co. Ltd.	62,000	252,748

		481,754

Office Electronics (0.5%)
Brother Industries Ltd.	3,900	40,536
Canon, Inc.	29,200	1,362,261
Konica Minolta Holdings, Inc.	13,500	185,767
Ricoh Co. Ltd.	19,000	314,414

		1,902,978

Oil, Gas & Consumable Fuels (0.2%)
Cosmo Oil Co. Ltd.	17,000	53,881
Idemitsu Kosan Co. Ltd.	500	39,013
Inpex Holdings, Inc.	23	260,030
Japan Petroleum Exploration Co.	500	33,396
Nippon Mining Holdings, Inc.	25,000	134,386
Nippon Oil Corp.	35,000	220,786
Showa Shell Sekiyu KK	5,600	57,069
TonenGeneral Sekiyu KK	7,000	60,177

		858,738

Paper & Forest Products (0.1%)
Nippon Paper Group, Inc.	22	52,735
OJI Paper Co. Ltd.	25,000	113,518

		166,253

Personal Products (0.1%)
Aderans Holdings Co. Ltd.	400	7,409
Kose Corp.	500	10,877
Shiseido Co. Ltd.	9,000	239,670

		257,956

Pharmaceuticals (0.9%)
Astellas Pharma, Inc.	13,900	546,010
Chugai Pharmaceutical Co. Ltd.	8,000	90,745
Daiichi Sankyo Co. Ltd.	19,600	581,577
Dainippon Sumitomo Pharma Co. Ltd.	3,000	27,718
Eisai Co. Ltd.	7,200	247,952
Kyowa Hakko Kogyo Co. Ltd.	7,000	67,195
Mitsubishi Tanabe Pharma Corp.	5,000	58,621
Ono Pharmaceutical Co. Ltd.	1,100	53,744
Santen Pharmaceutical Co. Ltd.	1,200	28,000
Shionogi & Co. Ltd.	8,000	137,610
Taisho Pharmaceutical Co. Ltd.	3,000	59,712
Takeda Pharmaceutical Co. Ltd.	23,700	1,190,028

		3,088,912

Real Estate Investment Trusts (REITs) (0.1%)
Japan Prime Realty Investment Corp.	9	29,921
Japan Real Estate Investment Corp.	12	140,852
Japan Retail Fund Investment Corp.	11	69,998
Nippon Building Fund, Inc.	15	191,188
Nomura Real Estate Office Fund, Inc.	6	48,887

		480,846

Real Estate Management & Development (0.5%)
Aeon Mall Co. Ltd.	1,200	33,696
KK DaVinci Advisors*	23	17,860
Leopalace21 Corp.	3,800	61,628
Mitsubishi Estate Co Ltd.	33,000	808,953
Mitsui Fudosan Co. Ltd.	24,000	482,900
Nomura Real Estate Holdings, Inc.	200	3,360
NTT Urban Development Corp.	34	49,335
Sumitomo Realty & Development Co. Ltd.	11,000	196,011
Tokyo Tatemono Co. Ltd.	8,000	53,189
Tokyu Land Corp.	12,000	76,438
Urban Corp.	5,300	22,939

		1,806,309

Road & Rail (0.7%)
Central Japan Railway Co.	44	457,246
East Japan Railway Co.	95	792,323
Keihin Electric Express Railway Co. Ltd.	9,000	61,455
Keio Corp.	17,000	95,301
Keisei Electric Railway Co. Ltd.	7,000	37,857
Kintetsu Corp.	39,000	139,715
Nippon Express Co. Ltd.	23,000	133,090
Odakyu Electric Railway Co. Ltd.	18,000	134,025
Seino Holdings Corp.	3,000	19,629
Tobu Railway Co. Ltd.	23,000	123,449
Tokyu Corp.	31,000	158,175
West Japan Railway Co.	48	212,598

		2,364,863

Semiconductors & Semiconductor Equipment (0.2%)
Advantest Corp.	4,600	120,709
Elpida Memory, Inc.*	2,800	94,467
NEC Electronics Corp.*	300	5,850
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
Japan(a) (continued)
Rohm Co. Ltd.	2,900	$181,290
Sanken Electric Co. Ltd.	3,000	17,662
Shinko Electric Industries Co. Ltd.	2,000	22,747
Sumco Corp.	3,300	72,791
Tokyo Electron Ltd.	4,900	300,381
Tokyo Seimitsu Co. Ltd.	800	14,802

		830,699

Software (0.5%)
FUJI SOFT, Inc.	300	5,640
Konami Corp.	2,700	102,899
Nintendo Co. Ltd.	2,800	1,465,267
Oracle Corp. Japan	600	27,922
Square Enix Co. Ltd.	1,500	52,642
Trend Micro, Inc.	3,000	118,416

		1,772,786

Specialty Retail (0.2%)
Aoyama Trading Co. Ltd.	1,000	21,658
EDION Corp.	100	928
Fast Retailing Co. Ltd.	1,500	133,714
Hikari Tsushin, Inc.	600	17,826
Nitori Co. Ltd.	1,100	62,496
Shimachu Co. Ltd.	700	21,160
Shimamura Co. Ltd.	700	60,212
USS Co. Ltd.	740	51,572
Yamada Denki Co. Ltd.	2,450	213,652

		583,218

Textiles, Apparel & Luxury Goods (0.1%)
Asics Corp.	5,000	58,098
Nisshinbo Industries, Inc.	5,000	46,962
Onward Holdings Co. Ltd.	4,000	41,041
Wacoal Holdings Corp.	1,000	14,856

		160,957

Tobacco (0.2%)
Japan Tobacco, Inc.	126	630,441

Trading Companies & Distributors (1.0%)
Hitachi High-Technologies Corp.	1,300	21,726
ITOCHU Corp.	42,000	420,136
Marubeni Corp.	47,000	345,901
Mitsubishi Corp.	37,400	1,144,521
Mitsui & Co. Ltd.	48,000	985,187
Sojitz Corp.	33,600	112,485
Sumitomo Corp.	30,000	399,946
Toyota Tsusho Corp.	6,100	131,036

		3,560,938

Transportation Infrastructure (0.0%)
Kamigumi Co. Ltd.	6,000	47,966
Mitsubishi Logistics Corp.	4,000	51,830

		99,796

Wireless Telecommunication Services (0.4%)
KDDI Corp.	69	424,495
NTT DoCoMo, Inc.	432	658,810
Softbank Corp.	21,200	388,589

		1,471,894

		70,423,325

Kazakhstan (0.1%)
Metals & Mining (0.1%)
Eurasian Natural Resources Corp.*	9,022	176,347

Luxembourg (0.7%)
Diversified Telecommunication Services (0.0%)(a)
Ses Global — FDR	913	19,428

Electrical Equipment (0.1%)(a)
Q-Cells AG*	1,421	143,555

Energy Equipment & Services (0.0%)(a)
Acergy SA	5,700	122,624

Media (0.0%)(a)
SES — FDR	3,604	76,157

Metals & Mining (0.6%)
ArcelorMittal(a)	25,419	2,078,813
ArcelorMittal	400	32,759

		2,111,572

		2,473,336

Malaysia (0.0%)(a)
Hotels, Restaurants & Leisure (0.0%)
Genting International PLC*	51,060	22,350

Netherlands (2.9%)(a)
Aerospace & Defense (0.1%)
European Aeronautic Defence and Space Co. NV	9,472	224,208

Air Freight & Logistics (0.1%)
TNT NV	11,319	419,843

Beverages (0.1%)
Heineken Holding NV	1,146	57,652
Heineken NV	6,635	385,322

		442,974

Chemicals (0.2%)
Akzo Nobel NV	7,824	627,707
Koninklijke DSM NV	3,979	191,853

		819,560

Commercial Services & Supplies (0.1%)
Corporate Express	2,340	27,236
Randstad Holding NV	1,580	73,982
Vedior NV CVA	5,098	148,350

		249,568

Diversified Financial Services (0.5%)
ING Groep NV CVA	50,703	1,895,380

Diversified Telecommunication Services (0.3%)
Royal KPN NV	52,700	889,580

Energy Equipment & Services (0.1%)
Fugro NV CVA	1,709	132,813
SBM Offshore NV	4,234	136,574

		269,387

Food & Staples Retailing (0.2%)
Koninklijke Ahold NV*	36,311	538,977

Food Products (0.4%)
Unilever NV CVA	46,271	1,557,501

Household Durables (0.0%)
TomTom NV*	1,812	74,923

Industrial Conglomerate (0.3%)
Koninklijke Philips Electronics NV	30,949	1,184,614

Insurance (0.2%)
Aegon NV	40,296	591,269

Life Sciences Tools & Services (0.0%)
Qiagen NV*	2,043	42,421

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
Netherlands(a) (continued)
Media (0.2%)
Reed Elsevier NV	18,089	$345,836
Wolters Kluwer NV	8,646	229,252

		575,088

Office Electronics (0.0%)
OCE NV	853	14,502

Real Estate Investment Trusts (REITs) (0.0%)
Corio NV	1,204	105,306
Wereldhave NV	347	42,762

		148,068

Semiconductors & Semiconductor Equipment (0.1%)
ASML Holding NV*	11,864	292,499
STMicroelectronics NV	19,924	212,155

		504,654

		10,442,517

New Zealand (0.1%)(a)
Construction Materials (0.0%)
Fletcher Building Ltd.	14,950	98,591

Diversified Telecommunication Services (0.1%)
Telecom Corp. of New Zealand Ltd.	53,449	157,636

Electric Utility (0.0%)
Contact Energy Ltd.	4,906	30,779

Health Care Equipment & Supplies (0.0%)
Fisher & Paykel Healthcare Corp.	6,936	16,003

Hotels, Restaurants & Leisure (0.0%)
Sky City Entertainment Group Ltd.	15,146	43,967

Household Durables (0.0%)
Fisher & Paykel Appliances Holdings Ltd.	4,157	7,694

Real Estate Investment Trust (REIT) (0.0%)
Kiwi Income Property Trust	7,834	7,455

Transportation Infrastructure (0.0%)
Auckland International Airport Ltd.	22,793	40,935

		403,060

Norway (1.0%)(a)
Chemicals (0.1%)
Yara International ASA	5,500	319,995

Commercial Bank (0.1%)
DnB NOR ASA	21,300	325,311

Commercial Services & Supplies (0.0%)
Tomra Systems ASA	2,600	19,751

Communications Equipment (0.0%)
Tandberg ASA	1,600	24,143

Diversified Telecommunication Services (0.1%)
Telenor ASA	24,300	468,155

Electrical Equipment (0.0%)
Renewable Energy Corp. AS*	5,071	142,880

Energy Equipment & Services (0.2%)
Aker Kvaerner ASA*	4,893	112,123
Ocean RIG ASA*	2,170	16,701
Petroleum Geo-Services ASA	5,021	124,703
ProSafe SE	4,027	63,477
Seadrill Ltd.	7,553	203,544
TGS Nopec Geophysical Co. ASA*	1,847	26,918

		547,466

Industrial Conglomerate (0.1%)
Orkla ASA, Class A	24,099	306,739

Insurance (0.0%)
Storebrand ASA	12,236	97,031

Media (0.0%)
Schibsted ASA	200	6,006

Metals & Mining (0.1%)
Norsk Hydro ASA	20,578	301,586

Oil, Gas & Consumable Fuels (0.3%)
DNO International ASA*	14,617	26,284
StatoilHydro ASA	36,903	1,107,565

		1,133,849

		3,692,912

Portugal (0.3%)
Commercial Banks (0.1%)(a)
Banco BPI SA	7,355	38,892
Banco Comercial Portugues SA	52,987	172,600
Banco Espirito Santo SA	5,187	90,224

		301,716

Construction Materials (0.0%)(a)
Cimpor Cimentos de Portugal SGPS SA	5,109	46,330

Diversified Telecommunication Services (0.1%)(a)
Portugal Telecom SGPS SA	22,960	266,817

Electric Utility (0.1%)(a)
Energias de Portugal SA	52,973	321,560

Food & Staples Retailing (0.0%)(a)
Jeronimo Martins SGPS SA*	2,969	23,876

Industrial Conglomerates (0.0%)
Sonae Capital SGPS SA*	0	1
Sonae SGPS SA(a)	25,200	46,390

		46,391

Media (0.0%)(a)
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	5,274	62,532

Paper & Forest Products (0.0%)(a)
Sonae Industria SGPS SA*	1,793	12,458

Transportation Infrastructure (0.0%)(a)
BRISA	7,064	101,104

		1,182,784

Singapore (1.1%)(a)
Aerospace & Defense (0.0%)
Singapore Technologies Engineering Ltd.	38,000	94,021

Air Freight & Logistics (0.0%)
Singapore Post Ltd.	26,000	21,823

Airline (0.1%)
Singapore Airlines Ltd.	12,867	146,435

Commercial Banks (0.4%)
DBS Group Holdings Ltd.	33,000	434,666
Oversea-Chinese Banking Corp.	72,000	426,814
United Overseas Bank Ltd.	35,000	489,873

		1,351,353

Distributor (0.0%)
Jardine Cycle & Carriage Ltd.	3,000	42,960

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
Singapore(a) (continued)
Diversified Financial Services (0.0%)
Singapore Exchange Ltd.	24,000	$132,677

Diversified Telecommunication Services (0.2%)
Singapore Telecommunications Ltd.	219,850	629,462

Electronic Equipment & Instruments (0.0%)
Venture Corp. Ltd.	7,000	54,058

Food & Staples Retailing (0.0%)
Olam International Ltd.	16,000	25,312

Food Products (0.0%)
Wilmar International Ltd.*	12,294	37,730

Health Care Providers & Services (0.0%)
Parkway Holdings Ltd.	19,000	44,665

Industrial Conglomerates (0.1%)
Fraser and Neave Ltd.	19,745	70,329
Keppel Corp. Ltd.	32,000	233,005
SembCorp Industries Ltd.	27,000	80,517

		383,851

Machinery (0.0%)
SembCorp Marine Ltd.	24,800	69,644

Marine (0.0%)
Cosco Corp. Singapore Ltd.	24,000	65,175
Neptune Orient Lines Ltd.	14,000	33,416

		98,591

Media (0.1%)
Singapore Press Holdings Ltd.	45,000	151,082

Oil, Gas & Consumable Fuels (0.0%)
Singapore Petroleum Co. Ltd.	4,000	19,792

Real Estate Investment Trusts (REITs) (0.1%)
Ascendas Real Estate Investment Trust	31,000	54,378
CapitaCommercial Trust	31,000	50,491
CapitaMall Trust	35,000	88,596

		193,465

Real Estate Management & Development (0.1%)
Allgreen Properties Ltd.	26,000	23,442
CapitaLand Ltd.	51,000	238,416
City Developments Ltd.	15,000	121,208
Keppel Land Ltd.	11,000	44,773
UOL Group Ltd.	13,000	36,706
Wing Tai Holdings Ltd.	5,400	8,661
Yanlord Land Group Ltd.	10,000	15,575

		488,781

Road & Rail (0.0%)
ComfortDelgro Corp. Ltd.	57,000	75,949

		4,061,651

Spain (4.2%)
Airline (0.0%)(a)
Iberia Lineas Aereas de Espana	15,137	65,909

Biotechnology (0.0%)(a)
Zeltia SA	2,648	19,399

Commercial Banks (1.8%)(a)
Banco Bilbao Vizcaya Argentaria SA	102,588	2,255,730
Banco de Sabadell SA	14,395	157,865
Banco Popular Espanol SA	24,556	445,106
Banco Santander SA	169,580	3,378,064
Bankinter SA	4,231	67,129

		6,303,894

Construction & Engineering (0.2%)(a)
Acciona SA	834	223,285
ACS Actividades de Construccion y Servicios SA	6,130	348,977
Fomento de Construcciones y Contratas SA	1,373	90,462
Grupo Ferrovial SA	1,862	135,006
Sacyr Vallehermoso SA	1,921	66,727

		864,457

Diversified Financial Services (0.0%)(a)
Criteria Caixacorp SA	19,753	135,644

Diversified Telecommunication Services (0.9%)(a)
Telefonica SA	117,382	3,372,318

Electric Utilities (0.5%)(a)
Iberdrola SA	94,964	1,468,575
Red Electrica de Espana	3,165	193,817
Union Fenosa SA	3,111	209,118

		1,871,510

Electrical Equipment (0.1%)(a)
Gamesa Corp. Tecnologica SA	4,963	226,548

Independent Power Producers & Energy Traders (0.1%)
Iberdrola Renovables*	24,761	172,378

Insurance (0.0%)(a)
Mapfre SA	17,126	85,985

IT Services (0.0%)(a)
Indra Sistemas SA	3,432	98,830

Machinery (0.0%)(a)
Zardoya Otis SA	2,487	69,003

Media (0.1%)(a)
Antena 3 de Television SA	1,996	27,413
Gestevision Telecinco SA	3,029	61,636
Promotora de Informaciones SA	2,493	37,520
Sogecable SA*	1,445	63,387

		189,956

Metals & Mining (0.0%)(a)
Acerinox SA	4,620	128,042

Natural Gas Utility (0.1%)(a)
Gas Natural SDG SA	3,268	201,898

Oil, Gas & Consumable Fuels (0.2%)(a)
Repsol YPF SA	21,752	749,312

Specialty Retail (0.1%)(a)
Inditex SA	6,312	350,307

Transportation Infrastructure (0.1%)(a)
Abertis Infraestructuras SA	6,614	215,380
Cintra Concesiones de Infraestructuras de Transporte SA	6,483	95,939

		311,319

		15,216,709

Sweden (2.4%)(a)
Building Products (0.1%)
Assa Abloy AB, Class B	9,000	163,450

Capital Markets (0.0%)
D Carnegie AB*	1,300	21,897

Commercial Banks (0.5%)
Nordea Bank AB	57,700	936,190
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
Sweden(a) (continued)
Skandinaviska Enskilda Banken AB, Class A*	12,900	$338,069
Svenska Handelsbanken AB, Class A	13,800	402,295
Swedbank AB, Class A	4,900	137,470

		1,814,024

Commercial Services & Supplies (0.0%)
Securitas AB, Class B	9,000	119,079
Securitas Systems AB, Class B	1,200	3,489

		122,568

Communications Equipment (0.2%)
Telefonaktiebolaget LM Ericsson	415,000	814,399

Construction & Engineering (0.1%)
Skanska AB, Class B	10,600	212,613

Diversified Consumer Services (0.0%)
Securitas Direct AB, Class B*	979	4,522

Diversified Financial Services (0.0%)
Investor AB, Class B	6,400	144,199

Diversified Telecommunication Services (0.2%)
Tele2 AB, Class B	8,700	164,627
TeliaSonera AB	61,500	493,882

		658,509

Food & Staples Retailing (0.0%)
Axfood AB	400	14,256

Health Care Equipment & Supplies (0.1%)
Elekta AB, Class B	1,600	27,732
Getinge AB, Class B	5,250	136,414

		164,146

Household Durables (0.1%)
Electrolux AB, Class B	7,318	120,546
Husqvarna AB, Class B	8,095	97,569

		218,115

Machinery (0.6%)
Alfa Laval AB	2,725	165,874
Atlas Copco AB, Class A	18,834	322,150
Atlas Copco AB, Class B	9,469	148,832
Sandvik AB	26,502	461,195
Scania AB, Class B	10,208	214,026
SKF AB, Class B	11,520	232,011
Trelleborg AB, Class B	1,400	27,958
Volvo AB, Class A	12,052	179,618
Volvo AB, Class B	30,329	459,669

		2,211,333

Media (0.0%)
Eniro AB	3,012	21,962
Modern Times Group AB, Class B	1,533	107,060

		129,022

Metals & Mining (0.1%)
Boliden AB	8,361	89,275
Ssab Svenskt Stal AB, Class A	5,142	144,866
Ssab Svenskt Stal AB, Class B	1,512	38,915

		273,056

Oil, Gas & Consumable Fuels (0.0%)
Lundin Petroleum AB*	6,800	92,394

Paper & Forest Products (0.1%)
Holmen AB, Class B*	1,600	55,387
Svenska Cellulosa AB, Class B*	15,892	289,849

		345,236

Personal Products (0.0%)
Oriflame Cosmetics SA — SDR	600	39,899

Real Estate Management & Development (0.0%)
Castellum AB	2,543	31,064
Fabege AB*	1,000	10,699
Kungsleden AB	1,719	21,358
Wihlborgs Fastigheter AB	317	7,249

		70,370

Specialty Retail (0.2%)
Hennes & Mauritz AB, Class B	13,125	808,213
Nobia AB*	195	1,687

		809,900

Tobacco (0.1%)
Swedish Match AB	7,600	166,028

Wireless Telecommunication Services (0.0%)
Millicom International Cellular SA — SDR*	784	74,895

		8,564,831

Switzerland (7.1%)(a)
Auto Components (0.0%)
Rieter Holding AG	75	28,721

Biotechnology (0.0%)
Actelion Ltd.*	2,843	155,191

Building Products (0.0%)
Geberit AG	1,162	173,227

Capital Markets (1.0%)
Credit Suisse Group	29,986	1,527,132
EFG International	1,019	34,904
Julius Baer Holding AG	3,092	228,281
UBS AG	59,425	1,730,689

		3,521,006

Chemicals (0.3%)
Ciba Holding AG	2,143	78,168
Givaudan SA	191	188,977
Syngenta AG	2,989	873,396

		1,140,541

Commercial Services & Supplies (0.1%)
Adecco SA	3,848	222,329
SGS SA	137	197,321

		419,650

Computers & Peripherals (0.0%)
Logitech International SA*	5,054	128,258

Construction Materials (0.2%)
Holcim Ltd.	6,030	633,481

Diversified Financial Services (0.0%)
Pargesa Holding SA	372	41,489

Diversified Telecommunication Services (0.1%)
Swisscom AG	661	226,746

Electrical Equipment (0.5%)
ABB Ltd.	62,884	1,695,202

Electronic Equipment & Instruments (0.0%)
Kudelski SA	30	441

Food Products (1.6%)
Lindt & Spruengli AG	18	59,783
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
Switzerland(a) (continued)
Nestle SA	11,246	$5,622,363

		5,682,146

Health Care Equipment & Supplies (0.1%)
Nobel Biocare Holding AG	702	163,515
Sonova Holding AG	1,389	127,918
Straumann Holding AG	219	62,612

		354,045

Hotels, Restaurants & Leisure (0.0%)
Kuoni Reisen Holding AG	30	16,683

Insurance (0.7%)
Swiss Life Holding*	1,011	281,235
Swiss Reinsurance	10,097	882,786
Zurich Financial Services AG	4,173	1,315,630

		2,479,651

Life Sciences Tools & Services (0.1%)
Lonza Group AG	1,332	176,745

Machinery (0.1%)
Schindler Holding AG	1,164	87,219
Sulzer AG	86	113,720

		200,939

Marine (0.0%)
Kuehne & Nagel International AG	1,588	159,203

Pharmaceuticals (2.0%)
Novartis AG	66,400	3,407,938
Roche Holding AG	20,107	3,790,328

		7,198,266

Real Estate Management & Development (0.0%)
PSP Swiss Property AG*	638	43,095

Semiconductors & Semiconductor Equipment (0.0%)
OC Oerlikon Corp. AG*	191	67,347

Textiles, Apparel & Luxury Goods (0.3%)
Compagnie Financiere Richemont SA	14,999	842,255
Swatch Group AG	1,029	52,837
Swatch Group AG	921	246,666

		1,141,758

		25,683,831

United Kingdom (20.7%)
Aerospace & Defense (0.4%)(a)
BAE Systems PLC	97,755	942,524
Cobham PLC	32,524	129,082
Meggitt PLC	19,623	107,361
Rolls-Royce Group PLC	50,947	408,028

		1,586,995

Airline (0.0%)(a)
British Airways PLC*	16,544	76,945

Auto Components (0.0%)(a)
GKN PLC	20,865	126,256

Beverages (0.7%)(a)
Diageo PLC	72,178	1,460,468
SABMiller PLC	25,015	548,570
Scottish & Newcastle PLC	22,439	351,731

		2,360,769

Capital Markets (0.3%)(a)
3i Group PLC	11,020	181,534
Close Brothers Group PLC	2,135	26,159
ICAP PLC	14,690	165,989
Investec PLC	8,167	55,035
Man Group PLC	47,899	527,202
Schroders PLC	3,308	61,589
Tullett Prebon PLC	1,647	15,549

		1,033,057

Chemicals (0.1%)(a)
Johnson Matthey PLC	6,053	241,069

Commercial Banks (3.4%)
Alliance & Leicester PLC(a)	5,435	55,932
Barclays PLC(a)	184,014	1,659,914
HBOS PLC(a)	103,750	1,154,069
HSBC Holdings PLC(a)	326,375	5,376,004
Lloyds TSB Group PLC(a)	156,940	1,402,003
Royal Bank of Scotland Group PLC(a)	277,153	1,856,468
Standard Chartered PLC	2,981	101,924
Standard Chartered PLC	16,023	547,849

		12,154,163

Commercial Services & Supplies (0.3%)(a)
Aggreko PLC	3,978	50,976
Biffa PLC	5,462	37,801
Brambles Ltd.	2,893	26,418
Capita Group PLC (The)	16,961	228,506
Davis Service Group PLC	1,028	10,086
De La Rue PLC	2,210	38,917
G4S PLC	32,768	148,154
Hays PLC	32,182	73,037
Intertek Group PLC	2,311	47,402
Rentokil Initial PLC	54,194	104,702
Serco Group PLC	14,330	129,110

		895,109

Construction & Engineering (0.1%)(a)
AMEC PLC	9,526	136,805
Balfour Beatty PLC	10,997	102,938

		239,743

Consumer Finance (0.0%)(a)
Cattles PLC	6,157	28,297

Containers & Packaging (0.0%)(a)
Rexam PLC	18,299	154,948

Distributor (0.0%)(a)
Inchcape PLC	9,960	79,509

Diversified Financial Services (0.0%)(a)
London Stock Exchange Group PLC	4,337	104,046

Diversified Telecommunication Services (0.3%)(a)
BT Group PLC	223,380	964,253
Cable & Wireless PLC	69,858	206,581

		1,170,834

Electric Utilities (0.3%)(a)
British Energy Group PLC	28,848	373,748
Scottish & Southern Energy PLC	24,077	671,491

		1,045,239

Electronic Equipment & Instruments (0.0%)(a)
Electrocomponents PLC	1,789	6,452

Food & Staples Retailing (0.6%)(a)
J Sainsbury PLC	43,909	299,044
Tesco PLC	217,742	1,640,830
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
WM Morrison Supermarkets PLC	32,916	$179,447

		2,119,321

Food Products (0.6%)(a)
Associated British Foods PLC	4,986	86,595
Cadbury Schweppes PLC	58,792	647,958
Tate & Lyle PLC	13,417	143,851
Unilever PLC	36,094	1,220,704

		2,099,108

Health Care Equipment & Supplies (0.1%)(a)
Smith & Nephew PLC	25,206	333,744
SSL International PLC	561	5,046

		338,790

Hotels, Restaurants & Leisure (0.4%)(a)
Carnival PLC	4,605	183,480
Compass Group PLC	53,120	339,893
Enterprise Inns PLC	14,643	116,660
Intercontinental Hotels Group PLC	8,409	126,977
Ladbrokes PLC	18,288	113,118
Mitchells & Butlers PLC	12,079	82,309
PartyGaming PLC*	1,672	688
Punch Taverns PLC	8,019	85,745
Rank Group PLC	11,401	19,953
Thomas Cook Group PLC	9,772	56,302
Tui Travel PLC*	13,327	68,200
Whitbread PLC	5,258	121,909
William Hill PLC	10,562	78,860

		1,394,094

Household Durables (0.1%)(a)
Barratt Developments PLC	8,880	72,911
Berkeley Group Holdings PLC*	2,086	46,158
Bovis Homes Group PLC	2,165	26,057
Persimmon PLC	8,109	123,139
Taylor Wimpey PLC	31,786	118,293

		386,558

Household Products (0.3%)(a)
Reckitt Benckiser Group PLC	16,741	928,232

Independent Power Producers & Energy Traders (0.1%)(a)
International Power PLC	42,118	332,983

Industrial Conglomerates (0.1%)(a)
Cookson Group PLC	3,344	44,114
Smiths Group PLC	10,974	204,865
Tomkins PLC	26,438	93,874

		342,853

Insurance (1.0%)(a)
Aviva PLC	72,893	893,661
Friends Provident PLC	52,051	127,730
Legal & General Group PLC	177,638	445,712
Old Mutual PLC	144,874	317,904
Prudential PLC	68,769	907,868
Resolution PLC	19,328	262,543
Royal & Sun Alliance Insurance Group	90,978	232,389
Standard Life PLC	55,805	272,774

		3,460,581

Internet & Catalog Retail (0.0%)(a)
Home Retail Group PLC	24,955	129,517

IT Services (0.0%)(a)
LogicaCMG PLC	41,289	86,780

Machinery (0.1%)(a)
Charter PLC*	1,938	32,693
FKI PLC	5,500	7,609
IMI PLC	9,748	87,846
Invensys PLC*	17,812	79,427

		207,575

Marine (0.0%)(a)
Stolt-Nielsen SA	50	1,046

Media (0.6%)(a)
British Sky Broadcasting Group PLC	31,802	351,582
Daily Mail & General Trust, Class A	8,133	69,830
ITV PLC	75,220	94,619
Pearson PLC	22,705	307,467
Reed Elsevier PLC	30,769	391,840
Reuters Group PLC	35,461	408,095
Trinity Mirror PLC	5,098	29,902
United Business Media PLC	7,377	79,134
WPP Group PLC	31,767	379,206
Yell Group PLC	23,403	71,460

		2,183,135

Metals & Mining (2.4%)(a)
Anglo American PLC	36,625	2,195,099
Antofagasta PLC	5,554	77,317
BHP Billiton PLC	62,704	1,846,645
Kazakhmys PLC	2,931	92,932
Lonmin PLC	2,150	130,699
Rio Tinto PLC	27,415	2,848,790
Vedanta Resources PLC	2,005	83,544
Xstrata PLC	17,461	1,222,836

		8,497,862

Multi-Utilities (0.5%)(a)
Centrica PLC	102,652	608,120
National Grid PLC	71,322	985,481
United Utilities PLC	24,707	338,827

		1,932,428

Multiline Retail (0.1%)(a)
Marks & Spencer Group PLC	47,248	363,493
Next PLC	5,860	132,728

		496,221

Oil, Gas & Consumable Fuels (3.8%)(a)
BG Group PLC	93,466	2,165,465
BP PLC	522,896	5,297,155
Royal Dutch Shell PLC, Class A	98,850	3,403,169
Royal Dutch Shell PLC, Class B	75,789	2,552,752
Tullow Oil PLC	20,193	264,404

		13,682,945

Paper & Forest Products (0.0%)(a)
Mondi PLC	11,034	91,521

Pharmaceuticals (1.4%)(a)
AstraZeneca PLC	40,525	1,519,904
GlaxoSmithKline PLC	152,724	3,230,048
Shire PLC	7,710	149,226

		4,899,178

Real Estate Investment Trusts (REITs) (0.3%)(a)
British Land Co. PLC	14,406	262,353
Brixton PLC	4,822	31,577
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT International Index Fund

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Great Portland Estates PLC	2,308	$24,265
Hammerson PLC	8,205	181,424
Land Securities Group PLC	13,031	390,339
Liberty International PLC	7,149	138,590
Segro PLC	12,904	130,009

		1,158,557

Road & Rail (0.1%)(a)
Arriva PLC	3,165	43,104
Firstgroup PLC	12,448	139,320
National Express Group PLC	3,428	68,417
Stagecoach Group PLC	16,114	77,394

		328,235

Semiconductors & Semiconductor Equipment (0.0%)(a)
ARM Holdings PLC	38,685	67,555
CSR PLC*	2,659	17,195

		84,750

Software (0.0%)(a)
Misys PLC	7,195	19,763
Sage Group PLC	37,266	139,350

		159,113

Specialty Retail (0.1%)(a)
Carphone Warehouse Group PLC	9,656	54,682
DSG International PLC	53,899	67,997
Galiform PLC*	342	538
Kesa Electricals PLC	16,165	66,288
Kingfisher PLC	66,494	174,809
Signet Group PLC	41,837	51,284

		415,598

Textiles, Apparel & Luxury Goods (0.0%)(a)
Burberry Group PLC	12,845	114,890

Tobacco (0.7%)(a)
British American Tobacco PLC	41,437	1,556,175
Imperial Tobacco Group PLC	18,864	868,554

		2,424,729

Trading Companies & Distributors (0.1%)(a)
Bunzl PLC	9,645	135,825
Travis Perkins PLC	3,533	75,203
Wolseley PLC	18,742	197,383

		408,411

Transportation Infrastructure (0.0%)(a)
BBA Aviation PLC	2,055	6,139

Water Utility (0.1%)(a)
Severn Trent PLC	6,653	187,586

Wireless Telecommunication Services (1.2%)(a)
Vodafone Group PLC	1,464,720	4,353,229

		74,555,396

United States (0.1%)(a)
Health Care Equipment & Supplies (0.1%)
Synthes, Inc.	1,728	241,640

Total Common Stocks		348,767,711

Exchange Traded Funds (0.4%)
Spain (0.1%)(a)
Enagas	4,922	147,020

United States (0.3%)
iShares MSCI EAFE Index Fund	16,075	1,155,792

Total Exchange Traded Funds		1,302,812

Warrants* (0.0%)
Japan (0.0%)
Metals & Mining (0.0%)
Dowa Holdings Co. Ltd., expiring 01/29/10	1,000	0

	Principal
	Amount	Value
Repurchase Agreements (17.2%)
CS First Boston, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $38,112,680, collateralized by U.S. Government Agency Mortgages with a market value of $38,872,127	$38,109,928	$38,109,928
Nomura Securities, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $23,891,548, collateralized by U.S. Government Agency Mortgages with a market value of $24,367,619	23,889,822	23,889,822

Total Repurchase Agreements		61,999,750

Total Investments (Cost $435,332,491) (b) — 114.3%		412,070,273

Liabilities in excess of other assets — (14.3)%		(51,494,757)

NET ASSETS — 100.0%		$360,575,516

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2008. The maturity date represents the actual maturity date.

ADR	American Depositary Receipt

ARM	Adjustable Rate Mortgage

FDR	Fiduciary Depositary Receipts

FI	Finland

GR	Greece

RNC	Savings Shares

SDR	Swedish Depositary Receipts
See accompanying notes to statements of investments

     At March 31, 2008, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
	Date	Received/	Contract	Market	Appreciation/
Currency	Delivery	(Delivered)	Value	Value	(Depreciation)

Short Contract:
Australian Dollar	05/15/08	(925,000)	$(842,524)	$(840,150)	$2,374
Swiss Franc	05/15/08	(621,200)	(581,493)	(625,749)	(44,256)
Danish Kroner	05/15/08	(390,000)	(77,322)	(82,421)	(5,099)
Euro	05/15/08	(2,368,000)	(3,519,750)	(3,731,252)	(211,502)
British Pound	05/15/08	(1,216,000)	(2,396,355)	(2,404,663)	(8,308)
Hong Kong Dollar	05/15/08	(1,806,900)	(232,126)	(232,506)	(380)
Japanese Yen	05/15/08	(199,700,000)	(1,889,192)	(2,009,403)	(120,211)
Norwegian Krone	05/15/08	(420,000)	(78,696)	(82,192)	(3,496)
New Zealand Dollar	05/15/08	(6,000)	(4,817)	(4,678)	139
Swedish Krone	05/15/08	(1,170,000)	(184,869)	(196,502)	(11,633)
Singapore Dollars	05/15/08	(96,000)	(68,313)	(69,914)	(1,601)

Total Short Contracts			$(9,875,457)	$(10,279,430)	$(403,973)

Long Contracts:
Australian Dollar	04/01/08	3,993,000	$3,657,189	$3,648,408	$(8,781)
Australian Dollar	05/15/08	1,131,650	1,018,288	1,027,844	9,556
Swiss Franc	04/01/08	4,477,000	4,492,274	4,509,014	16,740
Swiss Franc	05/15/08	1,014,600	944,746	1,022,030	77,284
Danish Kroner	04/01/08	2,942,000	622,343	622,936	593
Danish Kroner	05/15/08	390,000	75,956	82,421	6,465
Euro	04/01/08	13,429,000	21,180,219	21,199,110	18,891
Euro	05/15/08	3,991,800	5,884,013	6,289,869	405,856
British Pound	04/01/08	6,267,000	12,486,998	12,436,251	(50,747)
British Pound	05/15/08	1,603,700	3,132,076	3,171,347	39,271
Hong Kong Dollar	04/01/08	9,408,000	1,209,084	1,208,882	(202)
Hong Kong Dollar	05/15/08	1,806,900	232,123	232,506	383
Japanese Yen	04/01/08	1,171,350,000	11,784,205	11,753,462	(30,743)
Japanese Yen	05/15/08	257,740,000	2,412,059	2,593,408	181,349
Norwegian Krone	04/01/08	3,393,000	664,330	666,562	2,232
Norwegian Krone	05/15/08	420,000	75,873	82,192	6,319
New Zealand Dollar	05/15/08	6,000	4,708	4,678	(30)
Swedish Krone	04/01/08	8,382,000	1,407,840	1,411,111	3,271
Swedish Krone	05/15/08	2,193,100	344,404	368,332	23,928
Singapore Dollars	04/01/08	977,400	707,851	710,268	2,417
Singapore Dollars	05/15/08	96,000	68,049	69,914	1,865

Total Long Contracts			$72,404,628	$73,110,545	$705,917

At March 31, 2008, the Fund’s open futures contracts were as follows:

			Market Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

7	S&P SPI 200 IDX	06/30/08	$862,808	$11,323
70	DJ Euro STOXX 50	06/20/08	3,921,733	79,170
21	FTSE 100	06/20/08	2,378,872	48,549
18	TOPIX INDX	06/30/08	2,195,364	(25,200)
18	OMSX30 INDX	04/25/08	281,894	7,235
3	HANG SENG IDX	04/30/08	436,177	3,668

			$10,076,848	$124,745

Statement of Investments
March 31, 2008 (Unaudited)
NVIT Small Cap Index

	Shares	Value
Common Stocks (94.7%)
Aerospace & Defense (1.5%)
AAR Corp.*	9,800	$267,246
Aerovironment, Inc.*	2,100	42,945
American Science & Engineering, Inc.	2,400	130,968
Applied Energetics, Inc.*	9,800	16,268
Argon ST, Inc.*	3,900	66,339
Ceradyne, Inc.*	7,100	226,916
Cubic Corp.	4,000	113,720
Curtiss-Wright Corp.	11,400	472,872
DynCorp International, Inc., Class A*	6,200	103,416
Esterline Technologies Corp.*	7,700	387,849
GenCorp, Inc.*	14,900	153,321
HEICO Corp.	6,700	326,625
Hexcel Corp.*	24,600	470,106
Innovative Solutions & Support, Inc.*	4,000	42,280
Ladish Co., Inc.*	3,900	140,400
Moog, Inc., Class A*	9,500	400,995
MTC Technologies, Inc.*	2,000	47,560
Orbital Sciences Corp.*	14,700	354,270
Stanley, Inc.*	2,200	64,812
Taser International, Inc.*	16,300	153,220
Teledyne Technologies, Inc.*	9,100	427,700
TransDigm Group, Inc.*	2,500	92,625
Triumph Group, Inc.	4,300	244,799

		4,747,252

Air Freight & Logistics (0.4%)
ABX Holdings, Inc.*	13,023	38,288
Atlas Air Worldwide Holdings, Inc.*	3,500	192,500
Dynamex, Inc.*	2,900	73,370
Forward Air Corp.	8,000	283,520
HUB Group, Inc., Class A*	10,200	335,478
Pacer International, Inc.	9,200	151,156
Park-Ohio Holdings Corp.*	2,400	37,704

		1,112,016

Airlines (0.4%)
AirTran Holdings, Inc.*	24,100	159,060
Alaska Air Group, Inc.*	10,000	196,200
Allegiant Travel Co.*	900	23,778
ExpressJet Holdings, Inc.*	11,100	29,193
JetBlue Airways Corp.*	46,700	270,860
Pinnacle Airlines Corp.*	5,000	43,650
Republic Airways Holdings, Inc.*	8,900	192,774
SkyWest, Inc.	15,900	335,808

		1,251,323

Auto Components (0.9%)
Aftermarket Technology Corp.*	5,800	112,752
American Axle & Manufacturing Holdings, Inc.	11,800	241,900
Amerigon, Inc.*	5,800	85,840
ArvinMeritor, Inc.	18,800	235,188
Cooper Tire & Rubber Co.	16,200	242,514
Drew Industries, Inc.*	4,800	117,408
Exide Technologies*	19,700	258,070
Hayes Lemmerz International, Inc.*	24,200	67,518
Lear Corp.*	20,000	518,200
Modine Manufacturing Co.	8,600	124,614
Noble International Ltd.	3,700	23,125
Raser Technologies, Inc.*	7,300	62,707
Sauer-Danfoss, Inc.	2,200	48,708
Spartan Motors, Inc.	8,750	74,025
Standard Motor Products, Inc.	2,900	17,748
Stoneridge, Inc.*	2,800	37,660
Superior Industries International, Inc.	5,600	116,200
Tenneco, Inc.*	11,500	321,310
Visteon Corp.*	34,200	128,592

		2,834,079

Automobiles (0.1%)
Fleetwood Enterprises, Inc.*	17,100	78,660
Monaco Coach Corp.	7,200	68,256
Winnebago Industries, Inc.	7,800	131,820

		278,736

Beverages (0.3%)
Boston Beer Co., Inc., Class A*	2,500	118,850
Central European Distribution Corp.*	9,200	535,348
Coca-Cola Bottling Co. Consolidated	1,600	98,592
Jones Soda Co.*	7,100	24,779
MGP Ingredients, Inc.	3,400	23,766
National Beverage Corp.	1,440	11,045

		812,380

Biotechnology (3.3%)
Acadia Pharmaceuticals, Inc.*	8,300	75,198
Acorda Therapeutics, Inc.*	6,900	123,855
Affymax, Inc.*	600	8,460
Alexion Pharmaceuticals, Inc.*	9,500	563,350
Alkermes, Inc.*	26,300	312,444
Allos Therapeutics, Inc.*	11,600	70,528
Alnylam Pharmaceuticals, Inc.*	9,200	224,480
Altus Pharmaceuticals, Inc.*	5,900	26,845
Amicus Therapeutics, Inc.*	2,200	23,540
Applera Corp. Celera Group*	19,400	285,180
Arena Pharmaceuticals, Inc.*	19,100	130,644
ARIAD Pharmaceuticals, Inc.*	18,900	63,693
Arqule, Inc.*	11,100	47,508
Array BioPharma, Inc.*	12,500	87,625
BioMarin Pharmaceutical, Inc.*	24,600	870,102
Bionovo, Inc.*	7,500	9,525
Cell Genesys, Inc.*	21,400	50,290
Cepheid, Inc.*	14,400	351,216
Cubist Pharmaceuticals, Inc.*	14,500	267,090
CV Therapeutics, Inc.*	15,700	111,941
Cytokinetics, Inc.*	6,400	21,248
CytRx Corp.*	23,600	27,140
Dendreon Corp.*	22,100	106,522
Emergent Biosolutions, Inc.*	400	3,568
Encysive Pharmaceuticals, Inc.*	22,100	51,935
Enzon Pharmaceuticals, Inc.*	11,900	109,599
Genomic Health, Inc.*	3,400	64,226
GenVec, Inc.*	21,300	37,488
Geron Corp.*	19,300	94,184
GTx, Inc.*	4,200	67,536
Halozyme Therapeutics, Inc.*	15,200	96,672
Human Genome Sciences, Inc.*	35,000	206,150
Idenix Pharmaceuticals, Inc.*	4,600	23,092
Immunomedics, Inc.*	16,400	46,084
Incyte Corp.*	22,000	231,220
Indevus Pharmaceuticals, Inc.*	16,300	77,751
InterMune, Inc.*	7,900	115,182
Isis Pharmaceuticals, Inc.*	23,300	328,763
Keryx Biopharmaceuticals, Inc.*	11,600	6,960
Kosan Biosciences, Inc.*	7,600	11,932
LifeCell Corp.*	8,900	374,067
Ligand Pharmaceuticals, Inc., Class B	22,500	90,000
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Small Cap Index

	Shares	Value
Common Stocks (continued)
Biotechnology (continued)
MannKind Corp.*	13,900	$82,983
Martek Biosciences Corp.*	8,500	259,845
Maxygen, Inc.*	6,200	40,052
Medarex, Inc.*	32,900	291,165
Metabolix, Inc.*	3,900	42,705
Molecular Insight Pharmaceuticals, Inc.*	100	676
Momenta Pharmaceuticals, Inc.*	6,200	67,766
Myriad Genetics, Inc.*	11,200	451,248
Nabi Biopharmaceuticals*	16,400	65,928
Nanosphere, Inc.*	2,100	18,186
Neurocrine Biosciences, Inc.*	10,300	55,620
Neurogen Corp.*	4,600	8,556
Novacea, Inc.*	3,400	9,180
Omrix Biopharmaceuticals, Inc.*	3,600	50,400
Onyx Pharmaceuticals, Inc.*	14,270	414,258
Orexigen Therapeutics, Inc.*	2,100	21,630
OSI Pharmaceuticals, Inc.*	15,000	560,850
Osiris Therapeutics, Inc.*	3,000	37,740
Poniard Pharmaceuticals, Inc.*	7,700	25,795
Progenics Pharmaceuticals, Inc.*	6,800	44,404
Protalix BioTherapeutics, Inc.*	3,360	8,837
Regeneron Pharmaceuticals, Inc.*	16,600	318,554
Rigel Pharmaceuticals, Inc.*	8,800	164,208
RXi Pharmaceuticals Corp.*	235	2,235
Savient Pharmaceuticals, Inc.*	13,900	278,000
Seattle Genetics, Inc.*	14,000	127,400
Senomyx, Inc.*	8,300	48,970
Synta Pharmaceuticals Corp.*	1,500	12,135
Telik, Inc.*	15,400	37,576
Tercica, Inc.*	7,000	40,110
Trubion Pharmaceuticals, Inc.*	1,300	12,272
United Therapeutics Corp.*	5,600	485,520
Vanda Pharmaceuticals, Inc.*	7,400	28,638
XOMA Ltd.*	35,000	90,650
Zymogenetics, Inc.*	10,300	100,940

		10,199,865

Building Products (0.4%)
AAON, Inc.	3,850	77,116
American Woodmark Corp.	3,200	65,792
Ameron International Corp.	2,400	224,472
Apogee Enterprises, Inc.	7,700	118,580
Builders FirstSource, Inc.*	4,400	31,944
Gibraltar Industries, Inc.	6,300	73,899
Griffon Corp.*	8,000	68,800
Insteel Industries, Inc.	5,000	58,150
NCI Building Systems, Inc.*	5,300	128,260
PGT, Inc.*	700	1,918
Simpson Manufacturing Co., Inc.	9,000	244,620
Trex Co., Inc.*	3,400	26,792
Universal Forest Products, Inc.	3,900	125,580

		1,245,923

Capital Markets (1.9%)
Alternative Asset Management Acquisition Corp.*	10,400	98,488
Apollo Investment Corp.	31,100	492,313
Ares Capital Corp.	18,290	229,905
BlackRock Kelso Capital Corp.	1,700	20,298
Calamos Asset Management, Inc., Class A	5,600	91,168
Capital Southwest Corp.	700	86,604
Cohen & Steers, Inc.	4,000	105,960
Cowen Group, Inc.*	4,100	29,069
Energy Infrastructure Acquisition Corp.*	5,200	51,740
Epoch Holding Corp.	2,900	34,742
Evercore Partners, Inc., Class A	2,500	44,375
FBR Capital Markets Corp.*	6,500	43,875
FCStone Group, Inc.*	2,350	65,095
GAMCO Investors, Inc., Class A	1,500	75,540
GFI Group, Inc.	4,200	240,660
Gladstone Capital Corp.	4,800	89,808
Greenhill & Co., Inc.	4,700	326,932
Heckmann Corp.*	14,500	108,025
Hercules Technology Growth Capital, Inc.	8,100	87,966
HFF, Inc., Class A*	4,600	23,046
Hicks Acquisition Co. I, Inc.*	13,000	119,340
KBW, Inc.*	7,000	154,350
Knight Capital Group, Inc., Class A*	25,400	412,496
Kohlberg Capital Corp.	2,800	29,064
LaBranche & Co., Inc.*	12,000	52,200
Ladenburg Thalmann Financial Services, Inc.*	20,500	38,335
Marathon Acquisition Corp.*	8,100	62,532
MCG Capital Corp.	15,400	139,986
MVC Capital, Inc.	6,400	97,536
NGP Capital Resources Co.	5,200	85,384
NRDC Acquisition Corp.*	9,100	83,629
NTR Acquisition Co.*	6,300	60,291
optionsXpress Holdings, Inc.	11,700	242,307
Patriot Capital Funding, Inc.	6,400	67,008
PennantPark Investment Corp.	5,900	50,209
Penson Worldwide, Inc.*	3,700	34,151
Piper Jaffray Cos.*	4,500	152,820
Prospect Capital Corp.	6,300	95,886
Pzena Investment Management, Inc., Class A	1,800	20,376
Riskmetrics Group, Inc.*	4,800	92,880
Sanders Morris Harris Group, Inc.	3,300	26,928
Stifel Financial Corp.*	3,700	166,130
SWS Group, Inc.	5,400	66,042
Thomas Weisel Partners Group, Inc.*	5,400	35,748
TICC Capital Corp.	6,500	48,880
TradeStation Group, Inc.*	7,800	66,456
Triplecrown Acquisition Corp.*	12,400	113,088
US Global Investors, Inc., Class A	3,400	46,036
Waddell & Reed Financial, Inc., Class A	21,800	700,434
WP Stewart & Co. Ltd.	5,800	11,252

		5,717,383

Chemicals (2.6%)
A. Schulman, Inc.	7,200	147,816
American Vanguard Corp.	4,000	66,560
Arch Chemicals, Inc.	6,400	238,464
Balchem Corp.	4,000	91,680
C.F. Industries Holdings, Inc.	14,300	1,481,766
Calgon Carbon Corp.*	10,600	159,530
Ferro Corp.	11,400	169,404
Flotek Industries, Inc.*	5,300	77,327
GenTek, Inc.*	1,800	54,144
Georgia Gulf Corp.	9,400	65,142
H.B. Fuller Co.	15,500	316,355
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Small Cap Index

	Shares	Value
Common Stocks (continued)
Chemicals (continued)
Hercules, Inc.	30,400	$556,016
Innophos Holdings, Inc.	5,600	90,104
Innospec, Inc.	6,400	135,680
Koppers Holdings, Inc.	4,600	203,826
Kronos Worldwide, Inc.	500	12,075
Landec Corp.*	6,100	51,423
LSB Industries, Inc.*	4,200	61,908
Minerals Technologies, Inc.	5,000	314,000
N.L. Industries, Inc.	1,400	15,288
NewMarket Corp.	3,800	286,710
O.M. Group, Inc.*	7,800	425,412
Olin Corp.	19,300	381,368
PolyOne Corp.*	22,400	142,688
Rockwood Holdings, Inc.*	8,600	281,822
Sensient Technologies Corp.	12,300	362,727
ShengdaTech, Inc.*	7,600	64,600
Spartech Corp.	8,000	67,600
Stepan Co.	1,700	64,991
Terra Industries, Inc.*	24,100	856,273
Tronox, Inc., Class A	1,200	4,788
Tronox, Inc., Class B	8,000	31,200
Valhi, Inc.	1,400	32,746
W.R. Grace & Co.*	18,300	417,606
Zep, Inc.	5,850	94,887
Zoltek Cos., Inc.*	6,500	172,380

		7,996,306

Closed-End Fund (0.0%)
Kayne Anderson Energy Development Co.	2,800	69,720

Commercial Banks (5.6%)
1st Source Corp.	2,900	61,045
Amcore Financial, Inc.	6,200	126,170
AmericanWest Bancorp	4,700	40,984
Ameris Bancorp	3,800	61,028
Bancfirst Corp.	1,700	77,826
Banco Latinoamericano de Exportaciones, SA	6,800	104,720
Bancorp, Inc.*	3,800	45,904
Bank of the Ozarks, Inc.	3,300	78,870
Banner Corp.	4,200	96,768
Boston Private Financial Holdings, Inc.	9,800	103,782
Capital City Bank Group, Inc.	2,800	81,200
Capital Corp. of the West	2,700	21,654
Capitol Bancorp Ltd.	3,900	82,446
Cascade Bancorp	6,100	58,316
Cathay General Bancorp	13,400	277,782
Centennial Bank Holdings, Inc.*	11,400	71,592
Center Financial Corp.	2,900	26,274
Central Pacific Financial Corp.	8,200	154,570
Chemical Financial Corp.	6,600	157,344
Citizens Republic Bancorp, Inc.	19,900	247,357
City Bank	3,700	82,399
City Holding Co.	4,600	183,540
CoBiz Financial, Inc.	4,700	61,194
Columbia Banking System, Inc.	4,800	107,424
Community Bancorp*	3,400	46,104
Community Bank System, Inc.	8,000	196,480
Community Trust Bancorp, Inc.	4,100	120,130
CVB Financial Corp.	17,600	183,216
Enterprise Financial Services Corp.	2,100	52,500
First Bancorp North Carolina	2,400	47,832
First BanCorp. Puerto Rico	24,300	246,888
First Charter Corp.	8,600	229,706
First Commonwealth Financial Corp.	19,600	227,164
First Community Bancorp	6,600	177,210
First Community Bancshares, Inc.	2,200	80,124
First Financial Bancorp	8,300	111,635
First Financial Bankshares, Inc.	5,500	225,390
First Financial Corp.	3,000	92,340
First Merchants Corp.	4,900	139,846
First Midwest Bancorp, Inc.	12,300	341,571
First Regional Bancorp*	2,600	42,640
First South Bancorp, Inc.	1,600	36,000
First State Bancorp	5,600	74,984
FirstMerit Corp.	21,000	433,860
FNB Corp.	15,900	248,199
Frontier Financial Corp.	10,400	183,872
Glacier Bancorp, Inc.	13,900	266,463
Great Southern Bancorp, Inc.	1,900	29,659
Green Bankshares, Inc.	3,400	60,146
Hancock Holding Co.	7,000	294,140
Hanmi Financial Corp.	11,000	81,290
Harleysville National Corp.	8,300	119,686
Heartland Financial USA, Inc.	2,600	55,016
Heritage Commerce Corp.	3,700	67,821
Home Bancshares, Inc.	2,500	52,175
Horizon Financial Corp.	3,400	46,954
IBERIABANK Corp.	3,100	137,175
Independent Bank Corp. Massachusetts	4,000	118,200
Independent Bank Corp. Michigan	7,000	72,660
Integra Bank Corp.	5,700	92,340
International Bancshares Corp.	12,650	285,637
Investors Bancorp, Inc.*	13,443	206,350
Irwin Financial Corp.	5,400	28,674
Lakeland Bancorp, Inc.	4,095	52,948
Lakeland Financial Corp.	3,400	77,010
Macatawa Bank Corp.	5,290	55,069
MainSource Financial Group, Inc.	3,900	60,450
MB Financial, Inc.	9,400	289,332
Midwest Banc Holdings, Inc.	6,400	81,792
Nara Bancorp, Inc.	6,100	79,239
National Penn Bancshares, Inc.	20,800	378,352
NBT Bancorp, Inc.	8,500	188,700
Northfield Bancorp, Inc.*	3,800	38,950
Old National Bancorp	17,500	315,000
Old Second Bancorp, Inc.	3,379	89,746
Omega Financial Corp.	3,200	99,840
Oriental Financial Group	5,900	116,289
Pacific Capital Bancorp	12,399	266,579
Park National Corp.	3,000	212,550
Peoples Bancorp, Inc.	2,100	50,631
Pinnacle Financial Partners, Inc.*	5,200	133,120
Preferred Bank	1,800	30,042
PrivateBancorp, Inc.	5,000	157,350
Prosperity Bancshares, Inc.	9,300	266,538
Provident Bankshares Corp.	7,300	78,402
Renasant Corp.	5,700	128,250
Republic Bancorp, Inc., Class A	1,700	32,096
Royal Bancshares of Pennsylvania, Class A	600	8,682
S&T Bancorp, Inc.	6,600	212,322
S.Y. Bancorp, Inc.	3,328	77,343
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Small Cap Index

	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
Sandy Spring Bancorp, Inc.	4,200	$115,584
Santander BanCorp	100	1,011
SCBT Financial Corp.	2,200	74,360
Seacoast Banking Corp. of Florida	4,700	51,465
Security Bank Corp.	5,893	46,849
Sierra Bancorp	2,100	45,381
Signature Bank*	7,800	198,900
Simmons First National Corp., Class A	3,200	95,136
South Financial Group, Inc. (The)	19,500	289,770
Southside Bancshares, Inc.	2,325	55,963
Southwest Bancorp, Inc.	3,900	68,289
Sterling Bancorp	5,600	86,968
Sterling Bancshares, Inc.	19,700	195,818
Sterling Financial Corp.	13,500	210,735
Sterling Financial Corp. Pennsylvania*	7,200	125,640
Suffolk Bancorp	2,900	91,872
Sun Bancorp, Inc.*	3,005	39,576
Superior Bancorp*	10,900	54,173
Susquehanna Bancshares, Inc.	22,287	453,986
SVB Financial Group*	8,500	370,940
Taylor Capital Group, Inc.	1,600	26,272
Texas Capital Bancshares, Inc.*	6,300	106,344
Tompkins Financial Corp.	1,700	83,640
Trico Bancshares	2,900	50,199
Trustmark Corp.	12,600	280,728
UCBH Holdings, Inc.	25,900	200,984
UMB Financial Corp.	8,100	333,720
Umpqua Holdings Corp.	16,100	249,711
Union Bankshares Corp.	2,700	52,299
United Bankshares, Inc.	10,100	269,165
United Community Banks, Inc.	11,000	186,780
United Security Bancshares	2,800	47,040
Univest Corp. of Pennsylvania	2,800	73,332
Virginia Commerce Bancorp*	4,900	56,252
W Holding Co., Inc.	31,600	37,604
Washington Trust Bancorp, Inc.	2,400	59,568
WesBanco, Inc.	6,700	165,557
West Coast Bancorp	4,300	62,737
Westamerica Bancorp	7,900	415,540
Western Alliance Bancorp*	4,200	54,012
Wilshire Bancorp, Inc.	5,000	38,200
Wintrust Financial Corp.	6,400	223,680

		17,284,668

Commercial Services & Supplies (4.3%)
ABM Industries, Inc.	11,400	255,816
ACCO Brands Corp.*	14,200	192,694
Administaff, Inc.	6,100	144,021
Advisory Board Co. (The)*	4,700	258,218
American Ecology Corp.	4,400	111,452
American Reprographics Co.*	7,300	108,332
AMREP Corp.	300	15,690
Arrowhead Research Corp.*	10,300	29,149
Barrett Business Services, Inc.	2,500	42,825
Bowne & Co., Inc.	7,400	112,850
Casella Waste Systems, Inc., Class A*	6,500	71,045
CBIZ, Inc.*	12,700	103,124
CDI Corp.	3,500	87,675
Cenveo, Inc.*	14,100	147,486
Clean Harbors, Inc.*	4,400	286,000
Comfort Systems U.S.A., Inc.	10,100	131,401
Compx International, Inc.	200	1,840
COMSYS IT Partners, Inc.*	4,700	39,762
Consolidated Graphics, Inc.*	2,500	140,125
Cornell Cos., Inc.*	2,900	65,134
CoStar Group, Inc.*	5,100	219,300
Courier Corp.	2,800	69,860
CRA International, Inc.*	3,000	96,420
Deluxe Corp.	13,600	261,256
Diamond Management & Technology Consultants, Inc.	7,700	49,665
Duff & Phelps Corp., Class A*	1,900	34,181
EnergySolutions, Inc.	7,900	181,226
EnerNOC, Inc.*	1,200	13,680
Ennis, Inc.	5,700	95,646
Exponent, Inc.*	3,800	124,792
First Advantage Corp., Class A*	2,200	46,618
FTI Consulting, Inc.*	12,300	873,792
Fuel Tech, Inc.*	4,600	94,300
G & K Services, Inc., Class A	5,500	195,855
Geo Group, Inc. (The)*	13,200	375,408
GeoEye, Inc.*	4,600	119,554
Healthcare Services Group	10,950	226,008
Heidrick & Struggles International, Inc.	4,800	156,144
Herman Miller, Inc.	15,100	371,007
Hudson Highland Group, Inc.*	6,900	58,443
Huron Consulting Group, Inc.*	4,900	203,595
ICT Group, Inc.*	1,600	16,144
IHS, Inc., Class A*	8,500	546,635
IKON Office Solutions, Inc.	19,300	146,680
Innerworkings, Inc.*	6,300	88,389
Interface, Inc., Class A	14,400	202,320
Kelly Services, Inc., Class A	6,300	129,528
Kenexa Corp.*	6,600	121,968
Kforce, Inc.*	8,700	76,908
Kimball International, Inc., Class B	7,300	78,256
Knoll, Inc.	13,100	151,174
Korn/Ferry International*	12,500	211,250
Layne Christensen Co.*	4,400	154,088
LECG Corp.*	6,800	63,648
M & F Worldwide Corp.*	3,000	112,170
McGrath Rentcorp	6,700	161,537
Mine Safety Appliances Co.	7,400	304,806
Mobile Mini, Inc.*	9,500	180,500
Multi-Color Corp.	2,500	55,900
Navigant Consulting, Inc.*	12,100	229,658
Odyssey Marine Exploration, Inc.*	11,700	63,063
On Assignment, Inc.*	9,600	60,960
PeopleSupport, Inc.*	6,300	57,456
PHH Corp.*	13,200	230,076
Pike Electric Corp.*	3,800	52,934
Protection One, Inc.*	600	5,754
Resources Connection, Inc.	12,400	221,588
Rollins, Inc.	10,150	179,553
RSC Holdings, Inc.*	5,500	59,950
Schawk, Inc.	4,100	65,559
School Specialty, Inc.*	5,600	176,624
Spherion Corp.*	12,900	78,948
Standard Parking Corp.*	2,800	58,688
Standard Register Co. (The)	4,100	31,939
Team, Inc.*	4,200	114,660
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Small Cap Index

	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (continued)
TeleTech Holdings, Inc.*	11,000	$247,060
TETRA Technology, Inc.*	15,200	296,552
TrueBlue, Inc.*	11,600	155,904
United Stationers, Inc.*	6,200	295,740
Viad Corp.	5,600	201,656
Volt Information Sciences, Inc.*	3,800	64,448
Waste Connections, Inc.*	17,900	550,246
Waste Industries USA, Inc.	1,300	46,995
Waste Services, Inc.*	3,900	31,668
Watson Wyatt Worldwide, Inc., Class A	10,900	618,575

		13,209,544

Communications Equipment (1.9%)
3Com Corp.*	97,800	223,962
Acme Packet, Inc.*	5,600	44,744
ADTRAN, Inc.	15,000	277,500
Airvana, Inc.*	300	1,569
Anaren, Inc.*	4,700	59,502
Arris Group, Inc.*	35,620	207,308
Aruba Networks, Inc.*	2,800	14,588
Avanex Corp.*	48,400	34,364
Avocent Corp.*	12,400	209,560
Bel Fuse, Inc., Class B	2,500	69,650
BigBand Networks, Inc.*	3,700	21,201
Black Box Corp.	4,600	141,910
Blue Coat Systems, Inc.*	8,600	189,544
Comtech Group, Inc.*	5,300	57,187
Comtech Telecommunications Corp.*	6,100	237,900
Digi International, Inc.*	5,500	63,470
Ditech Networks, Inc.*	6,300	18,522
Dycom Industries, Inc.*	10,700	128,507
EMS Technologies, Inc.*	4,100	111,274
Extreme Networks, Inc.*	31,500	97,650
Finisar Corp.*	71,100	91,008
Foundry Networks, Inc.*	37,900	438,882
Harmonic, Inc.*	24,500	186,200
Harris Stratex Networks, Inc., Class A*	5,700	57,171
Hughes Communications, Inc.*	1,400	70,952
Infinera Corp.*	4,700	56,400
InterDigital, Inc.*	12,300	243,663
Ixia*	10,900	84,584
Loral Space & Communications, Inc.*	2,500	59,600
MasTec, Inc.*	9,900	81,279
MRV Communications, Inc.*	42,200	57,814
Netgear, Inc.*	9,100	181,545
Network Equipment Technologies, Inc.*	7,200	47,304
Neutral Tandem, Inc.*	1,300	23,413
Nextwave Wireless, Inc.*	5,400	27,270
Oplink Communications, Inc.*	6,100	54,107
Opnext, Inc.*	3,300	17,985
Optium Corp.*	4,200	29,526
Orbcomm, Inc.*	7,300	36,208
Packeteer, Inc.*	10,300	52,427
Plantronics, Inc.	12,600	243,306
Polycom, Inc.*	23,900	538,706
Powerwave Technologies, Inc.*	34,400	87,720
Seachange International, Inc.*	8,000	56,240
ShoreTel, Inc.*	1,300	6,656
Sonus Networks, Inc.*	69,700	239,768
Starent Networks Corp.*	3,100	41,850
Sycamore Networks, Inc.*	48,800	178,608
Symmetricom, Inc.*	12,500	43,625
Tekelec*	16,100	200,445
UTStarcom, Inc.*	29,200	82,928
ViaSat, Inc.*	5,900	128,148

		5,955,250

Computers & Peripherals (0.9%)
3PAR, Inc.*	800	5,408
Adaptec, Inc.*	31,600	92,904
Avid Technology, Inc.*	10,400	253,136
Compellent Technologies, Inc.*	2,000	25,000
Cray, Inc.*	9,400	56,024
Data Domain, Inc.*	2,500	59,500
Electronics for Imaging*	14,700	219,324
Emulex Corp.*	22,400	363,776
Hutchinson Technology, Inc.*	6,200	98,642
Hypercom Corp.*	14,400	62,496
Imation Corp.	8,100	184,194
Immersion Corp.*	8,100	57,591
Intermec, Inc.*	15,100	335,069
Intevac, Inc.*	5,800	75,110
Isilon Systems, Inc.*	400	1,952
Netezza Corp.*	1,700	16,099
Novatel Wireless, Inc.*	8,600	83,248
Palm, Inc.	27,300	136,500
Quantum Corp.*	47,900	102,506
Rackable Systems, Inc.*	7,900	72,048
Rimage Corp.*	2,900	63,510
Silicon Graphics, Inc.*	1,100	13,046
STEC, Inc.*	8,700	53,853
Stratasys, Inc.*	5,500	97,900
Super Micro Computer, Inc.*	1,300	10,855
Synaptics, Inc.*	6,400	152,832

		2,692,523

Construction & Engineering (0.5%)
Aecom Technology Corp.*	10,600	275,706
EMCOR Group, Inc.*	16,700	370,907
Granite Construction, Inc.	9,100	297,661
Great Lakes Dredge & Dock Corp.	1,400	7,238
Insituform Technologies, Inc., Class A*	7,400	102,342
Integrated Electrical Services, Inc.*	3,700	58,127
Michael Baker Corp.*	2,000	44,920
Northwest Pipe Co.*	2,600	110,474
Perini Corp.*	7,000	253,610

		1,520,985

Construction Materials (0.2%)
Headwaters, Inc.*	10,500	138,495
Texas Industries, Inc.	7,160	430,388
U.S. Concrete, Inc.*	10,500	39,900

		608,783

Consumer Finance (0.3%)
Advance America Cash Advance Centers, Inc.	16,000	120,800
Advanta Corp., Class B	9,950	69,949
Cardtronics, Inc.*	1,600	11,152
Cash America International, Inc.	7,300	265,720
CompuCredit Corp.*	5,600	49,672
Credit Acceptance Corp.*	1,000	15,530
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Small Cap Index

	Shares	Value
Common Stocks (continued)
Consumer Finance (continued)
Dollar Financial Corp.*	4,300	$98,900
EZCORP, Inc., Class A*	9,900	121,869
First Cash Financial Services, Inc.*	6,700	69,211
Nelnet, Inc., Class A	3,700	43,475
QC Holdings, Inc.	800	7,240
World Acceptance Corp.*	4,700	149,695
		1,023,213
Containers & Packaging (0.7%)
AEP Industries, Inc.*	1,700	51,493
AptarGroup, Inc.	18,000	700,740
Boise, Inc.*	11,500	73,600
Chesapeake Corp.*	5,200	25,012
Graphic Packaging Holding Co.*	14,200	41,464
Greif, Inc., Class A	8,500	577,405
Myers Industries, Inc.	6,500	85,345
Rock-Tenn Co., Class A	8,600	257,742
Silgan Holdings, Inc.	6,500	322,595

		2,135,396

Distributors (0.3%)
Audiovox Corp., Class A*	3,400	36,312
Building Materials Holding Corp.	8,100	35,478
Core-Mark Holding Co., Inc.*	2,700	77,598
LKQ Corp.*	29,300	658,371
Source Interlink Cos., Inc.*	11,300	21,470

		829,229

Diversified Consumer Services (1.3%)
American Public Education, Inc.*	1,000	30,370
Bright Horizons Family Solutions, Inc.*	6,900	296,976
Capella Education Co.*	2,800	152,880
Coinstar, Inc.*	7,300	205,422
Corinthian Colleges, Inc.*	22,700	164,121
CPI Corp.	1,500	25,905
DeVry, Inc.	15,600	652,704
INVESTools, Inc.*	13,700	150,563
Jackson Hewitt Tax Service, Inc.	6,300	72,261
Lincoln Educational Services Corp.*	200	2,400
Matthews International Corp., Class A	8,300	400,475
Pre-Paid Legal Services, Inc.*	2,400	101,784
Regis Corp.	11,600	318,884
Sotheby’s	17,200	497,252
Steiner Leisure Ltd.*	4,300	141,900
Stewart Enterprises, Inc., Class A	25,000	160,500
Strayer Education, Inc.	3,800	579,500
Universal Technical Institute, Inc.*	6,300	73,899

		4,027,796

Diversified Financial Services (0.4%)
Ampal American Israel, Class A*	3,500	22,400
Asset Acceptance Capital Corp.	4,200	40,446
Asta Funding, Inc.	3,000	41,790
Compass Diversified Holdings	5,500	72,325
Encore Capital Group, Inc.*	5,000	34,000
Financial Federal Corp.	7,100	154,851
Interactive Brokers Group, Inc., Class A*	9,900	254,133
MarketAxess Holdings, Inc.*	8,300	82,502
NewStar Financial, Inc.*	3,000	15,540
Pico Holdings, Inc.*	4,100	123,943
Portfolio Recovery Associates, Inc.	4,000	171,560
Primus Guaranty Ltd.*	9,800	35,084
Resource America, Inc., Classs A	4,000	37,800

		1,086,374

Diversified Telecommunication Services (0.9%)
Alaska Communications Systems Group, Inc.	11,300	138,312
Atlantic Tele-Network, Inc.	2,400	81,192
Cbeyond, Inc.*	5,400	101,466
Cincinnati Bell, Inc.*	65,000	276,900
Cogent Communications Group, Inc.*	12,600	230,706
Consolidated Communications Holdings, Inc.	6,154	93,110
Fairpoint Communications, Inc.	9,500	85,690
General Communication, Inc., Class A*	14,300	87,802
Global Crossing Ltd.*	9,400	142,504
Globalstar, Inc.*	3,700	26,973
Hungarian Telephone & Cable Corp.*	200	3,470
iBasis, Inc.	6,800	27,880
IDT Corp., Class B	12,400	47,988
Iowa Telecommunications Services, Inc.	8,500	150,705
NTELOS Holdings Corp.	7,300	176,660
PAETEC Holding Corp.*	19,700	131,202
Premiere Global Services, Inc.*	15,100	216,534
Shenandoah Telecom Co.	5,400	80,136
SureWest Communications	4,000	61,840
Time Warner Telecom, Inc., Class A*	36,700	568,483
Vonage Holdings Corp.*	20,100	37,185

		2,766,738

Electric Utilities (1.2%)
Allete, Inc.	6,700	258,754
Central Vermont Public Service Corp.	2,900	69,310
Cleco Corp.	15,600	346,008
El Paso Electric Co.*	11,800	252,166
Empire District Electric Co. (The)	8,900	180,225
IDACORP, Inc.	11,500	369,265
ITC Holdings Corp.	12,300	640,338
MGE Energy, Inc.	5,100	173,706
Otter Tail Corp.	7,300	258,347
Portland General Electric Co.	8,100	182,655
UIL Holdings Corp.	6,600	198,858
UniSource Energy Corp.	9,300	207,018
Westar Energy, Inc.	26,000	592,020

		3,728,670

Electrical Equipment (1.7%)
A.O. Smith Corp.	5,000	164,350
Acuity Brands, Inc.	10,900	468,155
American Superconductor Corp.*	10,600	245,814
AZZ, Inc.*	3,100	110,298
Baldor Electric Co.	12,000	336,000
Belden, Inc.	11,800	416,776
Brady Corp., Class A	12,913	431,682
Coleman Cable, Inc.*	3,000	33,000
Encore Wire Corp.	6,300	114,723
Energy Conversion Devices, Inc.*	10,400	310,960
EnerSys*	5,800	138,736
Evergreen Solar, Inc.*	25,000	231,750
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Small Cap Index

	Shares	Value
Common Stocks (continued)
Electrical Equipment (continued)
Franklin Electric Co., Inc.	5,100	$174,267
FuelCell Energy, Inc.*	17,400	115,710
GrafTech International Ltd.*	26,400	427,944
II-VI, Inc.*	6,300	239,274
LSI Industries, Inc.	5,100	67,371
Medis Technologies Ltd.*	6,200	56,234
Orion Energy Systems, Inc.*	1,300	12,402
Polypore International, Inc.*	3,200	66,208
Powell Industries, Inc.*	1,900	74,803
Power-One, Inc.*	15,100	48,471
Preformed Line Products Co.	900	43,812
Regal-Beloit Corp.	7,900	289,377
Superior Essex, Inc.*	5,400	151,848
Vicor Corp.	4,000	47,760
Woodward Governor Co.	15,000	400,800

		5,218,525

Electronic Equipment & Instruments (2.5%)
Acacia Research — Acacia Technologies*	8,100	46,575
Agilysys, Inc.	6,700	77,720
Anixter International, Inc.*	7,800	499,512
Benchmark Electronics, Inc.*	18,000	323,100
Brightpoint, Inc.*	13,400	112,024
Checkpoint Systems, Inc.*	10,000	268,500
Cogent, Inc.*	11,600	109,388
Cognex Corp.	11,700	255,411
Comverge, Inc.*	1,600	16,528
CPI International, Inc.*	900	8,928
CTS Corp.	9,700	103,790
Daktronics, Inc.	8,400	150,444
DTS, Inc.*	4,800	115,200
Echelon Corp.*	7,900	106,650
Electro Scientific Industries, Inc.*	7,200	118,656
Excel Technology, Inc.*	3,200	86,272
FARO Technologies, Inc.*	4,400	137,192
FLIR Systems, Inc.*	34,400	1,035,096
Gerber Scientific, Inc.*	6,400	56,896
Insight Enterprises, Inc.*	12,100	211,750
IPG Photonics Corp.*	1,800	28,242
Itron, Inc.*	7,770	701,087
Kemet Corp.*	22,300	90,092
L-1 Identity Solutions, Inc.*	15,600	207,480
Littelfuse, Inc.*	5,900	206,323
LoJack Corp.*	5,100	64,464
Measurement Specialties, Inc.*	3,900	68,133
Mercury Computer Systems, Inc.*	6,000	33,720
Methode Electronics, Inc.	9,400	109,886
MTS Systems Corp.	4,700	151,622
Multi-Fineline Electronix, Inc.*	2,100	39,417
Newport Corp.*	9,400	104,998
OSI Systems, Inc.*	4,100	94,382
Park Electrochemical Corp.	5,400	139,590
PC Connection, Inc.*	1,400	11,088
Plexus Corp.*	12,100	339,405
Radisys Corp.*	6,000	60,540
Rofin-Sinar Technologies, Inc.*	8,100	363,690
Rogers Corp.*	4,100	136,981
Scansource, Inc.*	6,800	246,092
Smart Modular Technologies, Inc.*	12,400	77,004
SYNNEX Corp.*	3,500	74,270
Technitrol, Inc.	9,900	228,987
TTM Technologies, Inc.*	11,200	126,784
Universal Display Corp.*	7,200	103,104
X-Rite, Inc.*	7,800	46,566
Zygo Corp.*	5,000	62,200

		7,755,779

Energy Equipment & Services (2.8%)
Allis-Chalmers Energy, Inc.*	5,800	79,982
Atwood Oceanics, Inc.*	7,100	651,212
Basic Energy Services, Inc.*	10,500	231,840
Bristow Group, Inc.*	5,300	284,451
Bronco Drilling Co., Inc.*	7,200	115,992
Cal Dive International, Inc.*	9,762	101,329
CARBO Ceramics, Inc.	5,400	216,540
Complete Production Services, Inc.*	10,500	240,870
Dawson Geophysical Co.*	2,000	135,000
Dril-Quip, Inc.*	7,000	325,290
ENGlobal Corp.*	3,600	30,780
Exterran Holdings, Inc.*	15,677	1,011,794
Geokinetics, Inc.*	2,200	39,864
Grey Wolf, Inc.*	48,500	328,830
Gulf Island Fabrication, Inc.	3,100	89,032
Gulfmark Offshore, Inc.*	6,000	328,320
Hercules Offshore, Inc.*	20,910	525,259
Hornbeck Offshore Services, Inc.*	6,000	274,020
ION Geophysical Corp.*	20,500	282,900
Lufkin Industries, Inc.	4,000	255,280
Matrix Service Co.*	7,000	120,260
NATCO Group, Inc., Class A*	4,900	229,075
Newpark Resources, Inc.*	22,100	112,710
Oil States International, Inc.*	12,900	578,049
OYO Geospace Corp.*	1,100	49,962
Parker Drilling Co.*	29,400	189,924
PHI, Inc.*	3,800	119,852
Pioneer Drilling Co.*	13,200	210,276
RPC, Inc.	7,300	110,887
Sulphco, Inc.*	9,900	41,283
Superior Offshore International, Inc.*	3,200	10,592
Superior Well Services, Inc.*	4,200	91,854
T-3 Energy Services, Inc.*	1,700	72,352
Trico Marine Services, Inc.*	3,200	124,704
Union Drilling, Inc.*	3,300	57,717
W-H Energy Services, Inc.*	8,000	550,800
Willbros Group, Inc.*	9,700	296,820

		8,515,702

Food & Staples Retailing (0.9%)
Andersons, Inc. (The)	4,100	182,901
Arden Group, Inc., Class A	200	28,600
Casey’s General Stores, Inc.	13,200	298,320
Great Atlantic & Pacific Tea Co., Inc. (The)*	7,340	192,455
Ingles Markets, Inc., Class A	3,400	83,606
Longs Drug Stores Corp.	8,600	365,156
Nash Finch Co.	3,600	122,328
Pantry, Inc. (The)*	6,000	126,480
Performance Food Group Co.*	9,300	303,924
PriceSmart, Inc.	3,000	83,130
Ruddick Corp.	10,800	398,088
Spartan Stores, Inc.	5,800	120,930
United Natural Foods, Inc.*	10,700	200,197
Village Super Market, Inc., Class A	600	30,900
Weis Markets, Inc.	2,800	96,516
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Small Cap Index

	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (continued)
Winn-Dixie Stores, Inc.*	8,600	$154,456
		2,787,987
Food Products (1.3%)
Alico, Inc.	1,000	44,150
American Dairy, Inc.*	2,000	18,400
Cal-Maine Foods, Inc.	3,400	113,492
Chiquita Brands International, Inc.*	11,000	254,210
Darling International, Inc.*	21,300	275,835
Farmer Bros Co.	1,100	25,454
Flowers Foods, Inc.	20,050	496,238
Fresh Del Monte Produce, Inc.*	8,100	294,840
Green Mountain Coffee Roasters, Inc.*	4,500	142,425
Hain Celestial Group, Inc.*	10,400	306,800
Imperial Sugar Co.	2,500	47,050
J&J Snack Foods Corp.	3,800	104,386
Lancaster Colony Corp.	5,800	231,768
Lance, Inc.	8,200	160,720
Maui Land & Pineapple Co., Inc.*	900	28,701
Pilgrim’s Pride Corp.	10,600	214,438
Ralcorp Holdings, Inc.*	6,700	389,605
Reddy Ice Holdings, Inc.	5,000	65,150
Sanderson Farms, Inc.	4,500	171,045
Seaboard Corp.	84	131,460
Synutra International, Inc.*	800	25,000
Tootsie Roll Industries, Inc.	8,961	225,817
TreeHouse Foods, Inc.*	8,300	189,738

		3,956,722

Health Care Equipment & Supplies (3.3%)
Abaxis, Inc.*	5,500	127,435
ABIOMED, Inc.*	7,700	101,178
Accuray, Inc.*	4,600	35,926
Align Technology, Inc.*	15,500	172,205
American Medical Systems Holdings, Inc.*	18,900	268,191
Analogic Corp.	3,500	232,890
Angiodynamics, Inc.*	4,900	56,644
Arthrocare Corp.*	7,000	233,450
Aspect Medical Systems, Inc.*	4,400	26,840
Cantel Medical Corp.*	2,100	22,302
Conceptus, Inc.*	7,800	144,768
CONMED Corp.*	7,500	192,300
CryoLife, Inc.*	5,300	49,820
Cutera, Inc.*	3,500	47,145
Cyberonics, Inc.*	6,300	91,350
Cynosure, Inc., Class A*	1,800	38,340
Datascope Corp.	3,000	124,290
ev3, Inc.*	12,380	100,773
Greatbatch, Inc.*	5,900	108,619
Haemonetics Corp.*	6,900	411,102
Hansen Medical, Inc.*	2,600	36,556
Hologic, Inc.*	31,460	1,749,176
I-Flow Corp.*	4,500	63,135
ICU Medical, Inc.*	3,500	100,695
Immucor, Inc.*	18,000	384,120
Insulet Corp.*	2,100	30,240
Integra LifeSciences Holdings Corp.*	4,800	208,656
Invacare Corp.	7,600	169,328
Inverness Medical Innovations, Inc.*	19,160	576,716
Kensey Nash Corp.*	3,300	95,535
Masimo Corp.*	3,200	83,200
Medical Action Industries, Inc.*	3,000	49,290
Mentor Corp.	8,900	228,908
Meridian Bioscience, Inc.	10,450	349,344
Merit Medical Systems, Inc.*	7,300	115,559
Micrus Endovascular Corp.*	4,100	50,676
Minrad International, Inc.*	13,800	32,430
Natus Medical, Inc.*	5,800	105,270
Northstar Neuroscience, Inc.*	5,800	9,164
NuVasive, Inc.*	9,000	310,590
NxStage Medical, Inc.*	5,600	24,192
OraSure Technologies, Inc.*	11,400	83,334
Orthofix International NV*	4,400	174,988
Palomar Medical Technologies, Inc.*	4,900	73,990
Quidel Corp.*	6,800	109,208
RTI Biologics, Inc.*	10,500	99,225
Sirona Dental Systems, Inc.*	4,300	115,971
Sonic Innovations, Inc.*	7,900	38,157
SonoSite, Inc.*	4,400	125,092
Spectranetics Corp.*	8,300	69,388
Stereotaxis, Inc.*	7,100	42,032
STERIS Corp.	17,000	456,110
SurModics, Inc.*	4,000	167,520
Symmetry Medical, Inc.*	9,100	151,060
Thoratec Corp.*	14,000	200,060
TomoTherapy, Inc.*	3,200	45,920
TranS1, Inc.*	1,000	11,650
Vital Signs, Inc.	2,500	126,625
Volcano Corp.*	7,700	96,250
West Pharmaceutical Services, Inc.	8,600	380,378
Wright Medical Group, Inc.*	9,300	224,502
Zoll Medical Corp.*	5,400	143,586

		10,293,394

Health Care Providers & Services (2.5%)
Air Methods Corp.*	2,800	135,436
Alliance Imaging, Inc.*	6,500	55,900
Amedisys, Inc.*	6,800	267,512
American Dental Partners, Inc.*	2,200	21,274
AMERIGROUP Corp.*	13,800	377,154
AMN Healthcare Services, Inc.*	9,200	141,864
Amsurg Corp.*	8,100	191,808
Animal Health International, Inc.*	3,300	36,102
Apria Healthcare Group, Inc.*	11,500	227,125
Assisted Living Concepts, Inc., Class A*	14,800	87,172
athenahealth, Inc.*	1,500	35,505
Bio-Reference Laboratories, Inc.*	3,000	79,290
BMP Sunstone Corp.*	7,400	56,684
Capital Senior Living Corp.*	4,600	37,030
Centene Corp.*	11,400	158,916
Chemed Corp.	6,300	265,860
CorVel Corp.*	2,100	64,239
Cross Country Healthcare, Inc.*	8,600	106,382
Emergency Medical Services Corp., Class A*	2,500	61,725
Emeritus Corp.*	2,600	54,236
Ensign Group, Inc. (The)	200	1,854
Genoptix, Inc.*	1,600	40,016
Gentiva Health Services, Inc.*	7,400	161,024
HealthExtras, Inc.*	8,200	203,688
Healthsouth Corp.*	20,500	364,695
Healthspring, Inc.*	11,700	164,736
Healthways, Inc.*	8,900	314,526
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Small Cap Index

	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (continued)
HMS Holdings Corp.*	5,500	$157,025
Hythiam, Inc.*	10,600	12,826
inVentiv Health, Inc.*	8,200	236,242
IPC The Hospitalist Co., Inc.*	900	17,802
Kindred Healthcare, Inc.*	7,600	166,212
Landauer, Inc.	2,500	125,850
LCA-Vision, Inc.	5,100	63,750
LHC Group, Inc.*	4,000	67,200
Magellan Health Services, Inc.*	10,200	404,838
Matria Healthcare, Inc.*	5,100	113,730
Medcath Corp.*	3,000	54,600
Molina Healthcare, Inc.*	3,600	87,912
MWI Veterinary Supply, Inc.*	2,400	84,624
National Healthcare Corp.	1,500	73,050
Nighthawk Radiology Holdings, Inc.*	5,600	52,416
Odyssey HealthCare, Inc.*	9,100	81,900
Owens & Minor, Inc.	10,600	417,004
PharMerica Corp.*	7,432	123,148
Providence Service Corp.*	3,100	93,000
PSS World Medical, Inc.*	17,300	288,218
Psychiatric Solutions, Inc.*	14,200	481,664
RehabCare Group, Inc.*	4,700	70,500
Res-Care, Inc.*	6,500	111,475
Skilled Healthcare Group, Inc., Class A*	6,000	65,880
Sun Healthcare Group, Inc.*	11,300	148,482
Sunrise Senior Living, Inc.*	11,700	260,676
Triple-S Management Corp., Class B*	2,800	49,420
Universal American Corp.*	12,800	135,680
Virtual Radiologic Corp.*	600	9,168

		7,766,045

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.*	14,500	149,640
Computer Programs & Systems, Inc.	2,500	52,250
Eclipsys Corp.*	12,000	235,320
MedAssets, Inc.*	2,900	42,978
Omnicell, Inc.*	8,800	176,880
Phase Forward, Inc.*	10,800	184,464
TriZetto Group*	11,700	195,273
Vital Images, Inc.*	4,700	69,654

		1,106,459

Hotels, Restaurants & Leisure (2.5%)
AFC Enterprises*	7,500	67,425
Ambassadors Group, Inc.	4,300	81,227
Ambassadors International, Inc.	2,900	21,489
Ameristar Casinos, Inc.	6,700	122,275
Bally Technologies, Inc.*	13,900	477,326
Benihana, Inc., Class A*	4,100	46,207
BJ’s Restaurants, Inc.*	4,700	67,727
Bluegreen Corp.*	4,200	28,140
Bob Evans Farms, Inc.	8,600	237,274
Buffalo Wild Wings, Inc.*	4,100	100,450
California Pizza Kitchen, Inc.*	6,600	86,526
Carrols Restaurant Group, Inc.*	1,200	10,716
CBRL Group, Inc.	6,200	221,774
CEC Entertainment, Inc.*	6,200	179,056
Chipotle Mexican Grill, Inc., Class B*	8,400	815,556
Churchill Downs, Inc.	2,100	99,204
CKE Restaurants, Inc.	13,600	152,592
Denny’s Corp.*	23,800	70,924
Domino’s Pizza, Inc.	11,700	157,833
Dover Downs Gaming & Entertainment, Inc.	4,400	37,444
Gaylord Entertainment Co.*	10,700	324,103
Great Wolf Resorts, Inc.*	8,400	53,592
IHOP Corp.	4,300	205,970
Isle of Capri Casinos, Inc.*	4,900	35,035
Jack in the Box, Inc.*	15,940	428,308
Jamba, Inc.*	14,700	38,955
Krispy Kreme Doughnuts, Inc.*	17,500	53,375
Landry’s Restaurants, Inc.	3,500	56,980
Life Time Fitness, Inc.*	8,800	274,648
Lodgian, Inc.*	3,700	41,255
Magna Entertainment Corp., Class A*	8,100	2,754
Marcus Corp.	5,300	101,760
McCormick & Schmick’s Seafood Restaurants, Inc.*	4,400	51,260
Monarch Casino & Resort, Inc.*	2,900	51,359
Morgans Hotel Group Co.*	5,600	82,992
Morton’s Restaurant Group, Inc.*	3,200	25,376
MTR Gaming Group, Inc.*	5,800	40,600
Multimedia Games, Inc.*	6,800	36,312
O’Charleys, Inc.	6,400	73,728
P.F. Chang’s China Bistro, Inc.*	5,700	162,108
Papa John’s International, Inc.*	5,800	140,418
Peet’s Coffee & Tea, Inc.*	3,800	89,338
Pinnacle Entertainment, Inc.*	14,800	189,440
Premier Exhibitions, Inc.*	7,900	47,716
Red Robin Gourmet Burgers, Inc.*	3,900	146,523
Riviera Holdings Corp.*	2,200	45,342
Ruby Tuesday, Inc.	13,900	104,250
Ruth’s Chris Steak House*	3,500	24,185
Shuffle Master, Inc.*	9,400	50,290
Six Flags, Inc.*	19,600	32,144
Sonic Corp.*	15,900	350,436
Speedway Motorsports, Inc.	3,100	77,717
Steak N Shake Co. (The)*	6,000	47,220
Texas Roadhouse, Inc., Class A*	14,000	137,200
Town Sports International Holdings, Inc.*	4,500	28,845
Triarc Cos., Inc., Class B	15,100	104,341
Trump Entertainment Resorts, Inc.*	9,800	35,280
Vail Resorts, Inc.*	8,200	395,978
WMS Industries, Inc.*	10,650	383,080

		7,651,378

Household Durables (1.0%)
American Greetings Corp., Class A	14,200	263,410
Avatar Holdings, Inc.*	1,700	74,103
Beazer Homes USA, Inc.	9,000	85,050
Blyth, Inc.	6,400	126,208
Brookfield Homes Corp.	2,500	42,000
Champion Enterprises, Inc.*	20,200	202,606
CSS Industries, Inc.	2,200	76,912
Ethan Allen Interiors, Inc.	5,900	167,737
Furniture Brands International, Inc.	11,900	139,230
Helen of Troy Ltd.*	7,700	129,129
Hooker Furniture Corp.	3,000	67,020
Hovnanian Enterprises, Inc., Class A*	10,200	108,120
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Small Cap Index

	Shares	Value
Common Stocks (continued)
Household Durables (continued)
iRobot Corp.*	4,300	$73,573
La-Z-Boy, Inc.	12,300	102,582
Libbey, Inc.	3,900	65,676
Lifetime Brands, Inc.	3,400	30,396
M/I Homes, Inc.	3,400	57,732
Meritage Homes Corp.*	7,000	135,240
National Presto Industries, Inc.	900	47,160
Palm Harbor Homes, Inc.*	2,900	15,254
Russ Berrie & Co., Inc.*	3,500	49,210
Sealy Corp.	10,100	76,760
Skyline Corp.	1,300	36,166
Standard Pacific Corp.	14,700	71,442
Syntax-Brillian Corp.*	17,400	17,052
Tarragon Corp.*	1,200	2,580
Tempur-Pedic International, Inc.	19,600	215,600
Tupperware Brands Corp.	15,900	615,012
Universal Electronics, Inc.*	3,800	91,998
WCI Communities, Inc.*	9,400	31,490

		3,216,448

Household Products (0.1%)
Central Garden and Pet Co., Class A*	18,600	82,584
Spectrum Brands, Inc.*	10,600	48,442
WD-40 Co.	4,700	156,275

		287,301

Independent Power Producers & Energy Traders (0.1%)
Ormat Technologies, Inc.	3,600	154,836

Industrial Conglomerates (0.4%)
Raven Industries, Inc.	3,700	112,110
Standex International Corp.	3,400	75,956
Tredegar Corp.	7,900	143,859
Walter Industries, Inc.	13,600	851,768

		1,183,693

Insurance (3.5%)
Alfa Corp.	7,800	171,444
American Equity Investment Life Holding Co.	15,200	141,056
American Physicians Capital, Inc.	2,500	115,900
Amerisafe, Inc.*	5,100	64,464
Amtrust Financial Services, Inc.	6,900	111,849
Argo Group International Holdings Ltd.*	7,709	273,824
Aspen Insurance Holdings Ltd.	23,000	606,740
Assured Guaranty Ltd.	20,800	493,792
Baldwin & Lyons, Inc., Class B	1,600	41,088
Castlepoint Holdings Ltd.	2,400	23,352
Citizens, Inc.*	10,000	66,900
CNA Surety Corp.*	3,400	52,292
Commerce Group, Inc.	12,200	439,932
Crawford & Co., Class B*	5,100	26,775
Darwin Professional Underwriters, Inc.*	1,600	35,984
Delphi Financial Group, Inc., Class A	11,400	333,222
Donegal Group, Inc., Class A	2,600	45,240
eHealth, Inc.*	3,600	79,452
EMC Insurance Group, Inc.	1,700	45,713
Employers Holdings, Inc.	13,100	242,874
Enstar Group Ltd.*	1,700	189,159
FBL Financial Group, Inc., Class A	3,300	94,017
First Acceptance Corp.*	1,800	5,130
First Mercury Financial Corp.*	3,600	62,676
Flagstone Reinsurance Holdings Ltd.	2,400	29,040
FPIC Insurance Group, Inc.*	2,500	117,850
Greenlight Capital Re Ltd., Class A*	3,300	61,380
Hallmark Financial Services*	300	3,348
Harleysville Group, Inc.	3,900	140,751
Hilb, Rogal & Hobbs Co.	9,600	302,112
Hilltop Holdings, Inc.*	12,700	132,080
Horace Mann Educators Corp.	11,400	199,272
Independence Holding Co.	500	5,960
Infinity Property & Casualty Corp.	4,300	178,880
IPC Holdings Ltd.	15,100	422,800
Kansas City Life Insurance Co.	900	43,254
LandAmerica Financial Group, Inc.	3,800	149,986
Max Capital Group Ltd.	15,100	395,469
Meadowbrook Insurance Group, Inc.	6,700	52,327
Midland Co. (The)	2,300	149,339
Montpelier Re Holdings Ltd.	25,700	412,485
National Financial Partners Corp.	9,800	220,206
National Interstate Corp.	1,700	39,695
National Western Life Insurance Co., Class A	500	108,395
Navigators Group, Inc. (The)*	3,500	190,400
NYMAGIC, Inc.	1,700	38,607
Odyssey Re Holdings Corp.	7,300	268,275
Phoenix Cos., Inc. (The)	29,900	365,079
Platinum Underwriters Holdings Ltd.	13,900	451,194
PMA Capital Corp., Class A*	8,800	75,152
Presidential Life Corp.	6,000	104,640
ProAssurance Corp.*	8,700	468,321
RAM Holdings Ltd.*	5,300	12,031
RLI Corp.	5,300	262,721
Safety Insurance Group, Inc.	4,300	146,759
SeaBright Insurance Holdings*	6,000	88,380
Security Capital Assurance Ltd.	100	52
Selective Insurance Group	14,400	343,872
State Auto Financial Corp.	3,200	93,216
Stewart Information Services Corp.	4,600	128,754
Tower Group, Inc.	5,300	133,401
United America Indemnity Ltd., Class A*	6,700	129,042
United Fire & Casualty Co.	5,800	216,920
Validus Holdings Ltd.	3,500	82,005
Zenith National Insurance Corp.	9,700	347,842

		10,874,167

Internet & Catalog Retail (0.8%)
1-800-FLOWERS.COM, Inc., Class A*	7,000	59,570
Blue Nile, Inc.*	3,500	189,525
FTD Group, Inc.	4,900	65,758
Gaiam, Inc., Class A*	4,600	79,672
GSI Commerce, Inc.*	5,300	69,695
NetFlix, Inc.*	11,200	388,080
Orbitz Worldwide, Inc.*	7,300	50,297
Overstock.com, Inc.*	4,500	53,595
PetMed Express, Inc.*	5,800	64,322
priceline.com, Inc.*	9,800	1,184,428
Shutterfly, Inc.*	3,900	57,993
Stamps.com, Inc.*	4,900	50,274
Systemax, Inc.	2,100	25,326
Valuevision Media, Inc., Class A*	8,400	46,536

		2,385,071

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Small Cap Index

	Shares	Value
Common Stocks (continued)
Internet Software & Services (2.3%)
Ariba, Inc.*	20,900	$201,894
Art Technology Group, Inc.*	33,700	130,756
AsiaInfo Holdings, Inc.*	8,500	92,310
Bankrate, Inc.*	3,000	149,670
Chordiant Software, Inc.*	8,800	53,064
CMGI, Inc.*	12,790	169,595
CNET Networks, Inc.*	39,500	280,450
comScore, Inc.*	1,500	30,090
Constant Contact, Inc.*	2,000	28,960
DealerTrack Holdings, Inc.*	9,400	190,068
Dice Holdings, Inc.*	3,300	29,403
Digital River, Inc.*	10,800	334,476
DivX, Inc.*	6,200	43,400
EarthLink, Inc.*	30,100	227,255
Equinix, Inc.*	9,300	618,357
Greenfield Online, Inc.*	6,100	72,346
HSW International, Inc.*	2,100	10,584
Imergent, Inc.	3,500	39,865
Infospace, Inc.	8,700	100,659
Internap Network Services Corp.*	13,100	64,976
Internet Brands, Inc., Class A*	300	2,211
Internet Capital Group, Inc.*	10,000	104,700
Interwoven, Inc.*	11,500	122,820
iPass, Inc.*	13,900	41,978
j2 Global Communications, Inc.*	12,300	274,536
Keynote Systems, Inc.*	4,900	57,771
Knot, Inc. (The)*	7,300	85,775
Limelight Networks, Inc.*	3,400	11,016
Liquidity Services, Inc.*	3,000	24,000
LivePerson, Inc.*	11,600	35,960
LoopNet, Inc.*	7,200	91,440
Marchex, Inc., Class B	7,700	76,846
Mercadolibre, Inc.*	4,200	166,992
Move, Inc.*	23,900	73,612
NIC, Inc.	8,600	61,146
Omniture, Inc.*	11,646	270,304
On2 Technologies, Inc.*	32,600	33,252
Openwave Systems, Inc.	22,400	54,880
Perficient, Inc.*	7,800	61,932
RealNetworks, Inc.*	25,000	143,250
S1 Corp.*	13,800	98,118
SAVVIS, Inc.*	7,200	117,144
Sohu.com, Inc.*	7,200	324,936
SonicWALL, Inc.*	16,900	138,073
Switch & Data Facilities Co., Inc.*	3,900	39,819
TechTarget, Inc.*	1,300	18,421
Terremark Worldwide, Inc.*	13,800	75,624
TheStreet.com, Inc.	5,900	47,672
Travelzoo, Inc.*	2,000	22,080
United Online, Inc.	17,500	184,800
ValueClick, Inc.*	26,000	448,500
Vignette Corp.*	7,300	96,433
VistaPrint Ltd.*	11,200	391,440
Vocus, Inc.*	3,500	92,400
Websense, Inc.*	11,900	223,125

		6,981,184

IT Services (1.8%)
BearingPoint, Inc.*	53,100	89,208
CACI International, Inc., Class A*	8,100	368,955
Cass Information Systems, Inc.	1,360	42,921
Ciber, Inc.*	11,600	56,840
CSG Systems International, Inc.*	9,800	111,426
CyberSource Corp.*	16,724	244,338
Euronet Worldwide, Inc.*	11,950	230,157
ExlService Holdings, Inc.*	5,400	123,984
Forrester Research, Inc.*	4,100	108,978
Gartner, Inc.*	17,600	340,384
Gevity HR, Inc.	6,800	58,888
Global Cash Access Holdings, Inc.*	11,300	66,218
Heartland Payment Systems, Inc.	4,400	101,244
iGate Corp.*	4,200	29,904
Information Services Group, Inc.*	8,100	41,796
infoUSA, Inc.	6,900	42,159
Integral Systems, Inc.	2,561	74,858
Lionbridge Technologies*	16,400	54,940
Mantech International Corp., Class A*	5,200	235,872
MAXIMUS, Inc.	4,900	179,879
MPS Group, Inc.*	25,400	300,228
Ness Technologies, Inc.*	9,300	88,257
Online Resources Corp.*	7,700	74,074
Perot Systems Corp., Class A*	21,600	324,864
RightNow Technologies, Inc.*	4,500	53,550
Safeguard Scientifics, Inc.*	25,800	38,442
SAIC, Inc.*	42,400	788,216
Sapient Corp.*	21,500	149,640
SI International, Inc.*	3,500	67,165
SRA International, Inc., Class A*	10,800	262,548
SYKES Enterprises, Inc.*	8,100	142,479
Syntel, Inc.	3,400	90,610
TNS, Inc.*	6,600	136,224
Virtusa Corp.*	400	3,904
Wright Express Corp.*	10,500	322,665

		5,445,815

Leisure Equipment & Products (0.4%)
Arctic Cat, Inc.	3,800	27,702
Callaway Golf Co.	17,400	255,432
JAKKS Pacific, Inc.*	7,300	201,261
Leapfrog Enterprises, Inc.*	9,400	66,270
Marine Products Corp.	1,700	13,736
MarineMax, Inc.*	4,500	56,070
Nautilus, Inc.	9,000	29,610
Polaris Industries, Inc.	8,700	356,787
RC2 Corp.*	5,100	106,947
Smith & Wesson Holding Corp.*	8,100	40,662
Steinway Musical Instruments*	2,500	71,300
Sturm Ruger & Co., Inc.*	6,200	51,088

		1,276,865

Life Sciences Tools & Services (1.5%)
Affymetrix, Inc.*	17,900	311,639
Albany Molecular Research, Inc.*	6,400	77,696
AMAG Pharmaceuticals, Inc.*	4,440	179,509
Bio-Rad Laboratories, Inc., Class A*	4,700	418,065
Bruker Corp.*	16,200	249,318
Cambrex Corp.	7,800	54,054
Dionex Corp.*	5,000	384,950
Enzo Biochem, Inc.*	7,100	64,539
eResearchTechnology, Inc.*	9,700	120,474
Exelixis, Inc.*	27,300	189,735
Illumina, Inc.*	13,900	1,055,010
Kendle International, Inc.*	3,400	152,728
Luminex Corp.*	9,500	186,675
Medivation, Inc.*	5,700	81,111
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Small Cap Index

	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (continued)
Nektar Therapeutics*	24,200	$167,948
PAREXEL International Corp.*	14,400	375,840
PharmaNet Development Group, Inc.*	4,900	123,627
Varian, Inc.*	8,000	463,360

		4,656,278

Machinery (3.2%)
3D Systems Corp.*	4,000	58,760
Accuride Corp.*	4,800	39,264
Actuant Corp., Class A	13,700	413,877
Albany International Corp., Class A	7,700	278,278
Altra Holdings, Inc.*	3,700	49,765
American Railcar Industries, Inc.	2,700	54,891
Ampco-Pittsburgh Corp.	2,000	85,980
Astec Industries, Inc.*	4,600	178,296
Badger Meter, Inc.	3,800	164,160
Barnes Group, Inc.	12,100	277,695
Blount International, Inc.*	9,500	117,515
Briggs & Stratton Corp.	13,000	232,700
Bucyrus International, Inc., Class A	9,700	986,005
Cascade Corp.	3,100	152,861
Chart Industries, Inc.*	3,700	125,208
CIRCOR International, Inc.	4,300	198,875
Clarcor, Inc.	12,900	458,595
Columbus McKinnon Corp.*	4,800	148,704
Commercial Vehicle Group, Inc.*	4,600	45,586
Dynamic Materials Corp.	3,200	138,240
EnPro Industries, Inc.*	5,700	177,783
ESCO Technologies, Inc.*	6,300	250,236
Federal Signal Corp.	12,800	178,688
Flow International Corp.*	10,200	94,758
Force Protection, Inc.*	16,900	33,969
FreightCar America, Inc.	3,400	116,620
Gehl Co.*	2,900	49,126
Gorman-Rupp Co. (The)	3,275	107,715
Greenbrier Cos., Inc.	3,700	98,124
Hardinge, Inc.	3,300	45,408
Hurco Cos., Inc.*	1,600	74,848
Kadant, Inc.*	3,100	91,078
Kaydon Corp.	7,400	324,934
LB Foster Co., Class A*	2,800	120,568
Lindsay Corp.	3,100	317,657
Middleby Corp.*	3,600	224,604
Miller Industries, Inc.*	1,900	18,297
Mueller Industries, Inc.	9,100	262,535
Mueller Water Products, Inc., Class A	30,100	246,218
NACCO Industries, Inc., Class A	1,400	113,316
Nordson Corp.	8,800	473,880
RBC Bearings, Inc.*	5,600	207,928
Robbins & Myers, Inc.	7,400	241,610
Sun Hydraulics Corp.	3,100	90,737
Tecumseh Products Co., Class A*	4,200	128,856
Tennant Co.	4,100	163,221
Titan International, Inc.	6,300	192,843
Titan Machinery, Inc.*	900	16,830
Trimas Corp.*	2,500	13,175
TurboChef Technologies, Inc.*	5,400	35,208
Twin Disc, Inc.	2,600	41,132
Valmont Industries, Inc.	4,900	430,661
Wabash National Corp.	6,800	61,132
Wabtec Corp.	12,200	459,452
Watts Water Technologies, Inc., Class A	8,200	229,846
Xerium Technologies, Inc.	5,400	6,966

		9,945,214

Marine (0.3%)
American Commercial Lines, Inc.*	13,200	208,560
Eagle Bulk Shipping, Inc.	11,700	301,392
Genco Shipping & Trading Ltd.	5,000	282,150
Horizon Lines, Inc., Class A	8,300	154,463
TBS International Ltd., Class A*	1,400	42,280
Ultrapetrol Bahamas Ltd.*	3,900	39,936

		1,028,781

Media (1.6%)
AH Belo Corp., Class A*	3,840	43,891
Arbitron, Inc.	7,400	319,384
Belo Corp., Class A	20,500	216,685
Carmike Cinemas, Inc.	4,300	44,204
Charter Communications, Inc., Class A*	108,400	92,357
Cinemark Holdings, Inc.	6,300	80,577
Citadel Broadcasting Co.	47,270	78,468
CKX, Inc.	8,600	81,872
Cox Radio, Inc., Class A*	6,800	80,784
Crown Media Holdings, Inc., Class A*	3,300	17,061
Cumulus Media, Inc., Class A*	8,600	54,868
DG FastChannel, Inc.*	4,000	76,720
Dolan Media Co.*	2,400	48,264
Emmis Communications Corp., Class A*	9,300	32,364
Entercom Communications Corp., Class A	8,800	87,384
Entravision Communications Corp., Class A*	17,200	114,552
Fisher Communications, Inc.*	1,700	52,972
GateHouse Media, Inc.	6,500	37,960
Gemstar-TV Guide International, Inc.*	62,300	292,810
Global Sources Ltd.*	5,020	74,547
Gray Television, Inc.	11,300	64,297
Harris Interactive, Inc.*	11,000	30,030
Interactive Data Corp.	8,800	250,536
Journal Communications, Inc., Class A	11,600	85,608
Knology, Inc.*	6,300	81,585
Lakes Entertainment, Inc.*	5,400	23,868
Lee Enterprises, Inc.	10,600	106,106
Lin TV Corp., Class A*	7,300	70,153
Live Nation, Inc.*	19,200	232,896
LodgeNet Interactive Corp.*	6,200	37,758
Martha Stewart Living Omnimedia, Class A*	7,300	54,239
Marvel Entertainment, Inc.*	13,000	348,270
Media General, Inc., Class A	4,800	67,296
Mediacom Communications Corp., Class A*	14,900	64,517
Morningstar, Inc.*	3,200	196,320
National CineMedia, Inc.	11,100	249,528
Nexstar Broadcasting Group, Inc., Class A*	3,100	18,290
Playboy Enterprises, Inc., Class B*	6,200	51,646
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Small Cap Index

	Shares	Value
Common Stocks (continued)
Media (continued)
Primedia, Inc.	10,483	$77,050
Radio One, Inc., Class D*	21,100	32,072
RCN Corp.	8,200	91,676
Salem Communications Corp., Class A	1,600	6,416
Scholastic Corp.*	8,100	245,187
Sinclair Broadcast Group, Inc., Class A	13,500	120,285
Spanish Broadcasting System, Inc., Class A*	9,300	16,461
Sun-Times Media Group, Inc., Class A*	13,700	9,864
Valassis Communications, Inc.*	12,700	137,795
Westwood One, Inc.*	19,900	41,790
World Wrestling Entertainment, Inc., Class A	5,500	102,355

		4,841,618

Metals & Mining (1.6%)
AM Castle & Co.	3,200	86,400
AMCOL International Corp.	6,300	196,749
Apex Silver Mines Ltd.*	15,400	186,648
Brush Engineered Materials, Inc.*	5,300	136,051
Century Aluminum Co.*	7,610	504,086
Coeur d’Alene Mines Corp.*	124,200	501,768
Compass Minerals International, Inc.	8,400	495,432
Esmark, Inc.*	2,500	28,250
General Moly, Inc.*	12,800	102,272
Haynes International, Inc.*	3,100	170,128
Hecla Mining Co.*	31,400	350,424
Horsehead Holding Corp.*	1,500	17,370
Kaiser Aluminum Corp.	4,000	277,200
Olympic Steel, Inc.	2,400	108,240
Quanex Corp.	9,700	501,878
Royal Gold, Inc.	6,700	202,139
RTI International Metals, Inc.*	6,000	271,260
Schnitzer Steel Industries, Inc., Class A	5,700	404,814
Stillwater Mining Co.*	10,200	157,794
Universal Stainless & Alloy Products, Inc.*	1,900	56,449
US Gold Corp.*	15,200	38,608
Worthington Industries, Inc.	17,600	296,912

		5,090,872

Multi-Utilities (0.5%)
Aquila, Inc.*	92,700	297,567
Avista Corp.	13,900	271,884
Black Hills Corp.	9,800	350,644
CH Energy Group, Inc.	4,200	163,380
NorthWestern Corp.	9,500	231,515
PNM Resources, Inc.	20,100	250,647

		1,565,637

Multiline Retail (0.1%)
99 Cents Only Stores*	12,600	124,614
Bon-Ton Stores, Inc. (The)	3,100	16,957
Fred’s, Inc., Class A	10,900	111,725
Retail Ventures, Inc.*	7,600	36,860
Tuesday Morning Corp.*	9,500	49,210

		339,366

Natural Gas Utilities (0.9%)
EnergySouth, Inc.	1,700	88,723
Laclede Group, Inc. (The)	5,200	185,276
New Jersey Resources Corp.	10,950	339,998
Nicor, Inc.	11,200	375,312
Northwest Natural Gas Co.	7,100	308,424
Piedmont Natural Gas Co.	19,500	512,070
South Jersey Industries, Inc.	7,700	270,347
Southwest Gas Corp.	10,600	296,376
WGL Holdings, Inc.	12,900	413,574

		2,790,100

Oil, Gas & Consumable Fuels (4.6%)
Alon USA Energy, Inc.	3,500	53,235
Alpha Natural Resources, Inc.*	17,100	742,824
APCO Argentina, Inc.	1,800	46,746
Approach Resources, Inc.*	1,600	25,088
Arena Resources, Inc.*	8,000	309,680
Arlington Tankers Ltd.	3,400	71,400
Atlas America, Inc.	5,700	344,508
ATP Oil & Gas Corp.*	6,700	219,224
Aventine Renewable Energy Holdings, Inc.*	8,000	41,600
Berry Petroleum Co., Class A	10,300	478,847
Bill Barrett Corp.*	8,100	382,725
Bois d’Arc Energy, Inc.*	4,000	85,960
BPZ Resources, Inc.*	15,400	334,642
Brigham Exploration Co.*	13,000	78,910
Callon Petroleum Co.*	5,600	101,304
Carrizo Oil & Gas, Inc.*	6,700	397,109
Clayton Williams Energy, Inc.*	1,700	89,233
Clean Energy Fuels Corp.*	3,200	42,752
Comstock Resources, Inc.*	11,600	467,480
Concho Resources, Inc.*	5,400	138,456
Contango Oil & Gas Co.*	3,500	226,135
Crosstex Energy, Inc.	9,700	329,315
CVR Energy, Inc.*	4,700	108,241
Delek US Holdings, Inc.	2,300	29,141
Delta Petroleum Corp.*	17,200	387,688
Double Hull Tankers, Inc.	6,300	66,843
Edge Petroleum Corp.*	8,200	33,046
Encore Acquisition Co.*	13,900	559,892
Energy Partners Ltd.*	7,582	71,802
Evergreen Energy, Inc.*	17,800	27,412
EXCO Resources, Inc.*	15,700	290,450
FX Energy, Inc.*	10,600	45,156
General Maritime Corp.	6,800	160,548
GeoGlobal Resources, Inc.*	5,600	15,624
GeoMet, Inc.*	2,600	17,316
GMX Resources, Inc.*	3,100	108,283
Golar LNG Ltd.	9,200	168,084
Goodrich Petroleum Corp.*	5,100	153,408
Gulfport Energy Corp.*	6,100	64,660
Harvest Natural Resources, Inc.*	9,500	114,570
International Coal Group, Inc.*	31,100	197,485
Knightsbridge Tankers Ltd.	4,700	125,396
Mariner Energy, Inc.*	22,700	613,127
McMoRan Exploration Co.*	11,300	195,377
Meridian Resource Corp.*	18,000	26,640
Nordic American Tanker Shipping Ltd.	7,900	221,200
Nova Biosource Fuels, Inc.*	4,000	6,040
Oilsands Quest, Inc.*	36,700	144,598
Pacific Ethanol, Inc.*	9,500	41,800
Parallel Petroleum Corp.*	10,900	213,313
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Small Cap Index

	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
Penn Virginia Corp.	10,700	$471,763
PetroHawk Energy Corp.*	49,600	1,000,432
Petroleum Development Corp.*	3,900	270,153
Petroquest Energy, Inc.*	11,000	190,740
Rentech, Inc.*	43,700	38,893
Rex Energy Corp.*	1,800	29,952
Rosetta Resources, Inc.*	13,400	263,578
Ship Finance International Ltd.	7,700	202,356
Stone Energy Corp.*	7,300	381,863
Swift Energy Co.*	7,800	350,922
Teekay Tankers Ltd., Class A	2,800	47,936
Toreador Resources Corp.*	5,100	39,678
TXCO Resources, Inc.*	9,000	111,420
Uranium Resources, Inc.*	12,700	76,073
US BioEnergy Corp.*	4,200	24,780
USEC, Inc.*	28,200	104,340
Vaalco Energy, Inc.*	15,900	79,023
Venoco, Inc.*	2,800	32,536
VeraSun Energy Corp.*	10,500	77,175
Verenium Corp.*	8,200	28,864
Warren Resources, Inc.*	15,400	182,798
Whiting Petroleum Corp.*	11,000	711,150
World Fuel Services Corp.	6,900	193,683

		14,124,421

Paper & Forest Products (0.3%)
AbitibiBowater, Inc.*	14,152	182,702
Buckeye Technologies, Inc.*	9,000	100,440
Deltic Timber Corp.	2,800	155,960
Mercer International, Inc.*	8,700	60,639
Neenah Paper, Inc.	3,700	95,386
P.H. Glatfelter Co.	11,100	167,721
Schweitzer-Mauduit International, Inc.	4,200	97,188
Wausau Paper Corp.	9,800	80,948

		940,984

Personal Products (0.3%)
American Oriental Bioengineering, Inc.*	14,100	114,210
Chattem, Inc.*	4,400	291,896
Elizabeth Arden, Inc.*	6,500	129,675
Inter Parfums, Inc.	2,400	52,992
Mannatech, Inc.	5,400	38,502
Nu Skin Enterprises, Inc., Class A	13,300	239,666
Prestige Brands Holdings, Inc.*	9,200	75,256
Revlon Co., Inc., Class A*	53,300	52,234
USANA Health Sciences, Inc.*	1,900	41,857

		1,036,288

Pharmaceuticals (1.4%)
Akorn, Inc.*	14,400	68,112
Alexza Pharmaceuticals, Inc.*	5,600	38,528
Alpharma, Inc., Class A*	11,100	290,931
Auxilium Pharmaceuticals, Inc.*	8,200	219,268
Bentley Pharmaceuticals, Inc.*	4,300	69,875
Biodel, Inc.*	1,400	15,190
BioForm Medical, Inc.*	1,500	6,900
BioMimetic Therapeutics, Inc.*	3,200	25,600
Cadence Pharmaceuticals, Inc.*	4,400	26,180
Caraco Pharmaceutical Laboratories Ltd.*	2,100	37,695
Cypress Bioscience, Inc.*	9,900	70,884
Discovery Laboratories, Inc.*	26,300	61,805
Durect Corp.*	19,600	102,900
Javelin Pharmaceuticals, Inc.*	11,000	30,910
Jazz Pharmaceuticals, Inc.*	2,100	18,942
KV Pharmaceutical Co., Class A*	9,300	232,128
MAP Pharmaceuticals, Inc.*	800	11,176
Medicines Co. (The)*	13,600	274,720
Medicis Pharmaceutical Corp., Class A	13,900	273,691
Nastech Pharmaceutical Co., Inc.*	7,300	17,155
Noven Pharmaceuticals, Inc.*	6,700	60,166
Obagi Medical Products, Inc.*	2,000	17,360
Pain Therapeutics, Inc.*	9,600	81,120
Par Pharmaceutical Cos., Inc.*	8,900	154,771
Penwest Pharmaceuticals Co.*	7,200	18,720
Perrigo Co.	20,000	754,600
Pozen, Inc.*	7,000	72,520
Salix Pharmaceuticals Ltd.*	12,600	79,128
Santarus, Inc.*	16,500	42,405
Sciele Pharma, Inc.*	9,300	181,350
Sirtris Pharmaceuticals, Inc.*	1,800	23,382
Somaxon Pharmaceuticals, Inc.*	3,700	17,575
Sucampo Pharmaceuticals, Inc., Class A*	400	3,200
SuperGen, Inc.*	14,500	36,395
Valeant Pharmaceuticals International*	24,000	307,920
Viropharma, Inc.*	18,400	164,496
Vivus, Inc.*	15,500	93,465
XenoPort, Inc.*	5,600	226,632

		4,227,795

Real Estate Investment Trusts (REITs) (6.0%)
Acadia Realty Trust	8,500	205,275
Agree Realty Corp.	2,200	60,390
Alesco Financial, Inc.	16,500	47,520
Alexander’s, Inc.*	500	177,250
Alexandria Real Estate Equities, Inc.	8,200	760,304
American Campus Communities, Inc.	7,200	196,992
American Financial Realty Trust	32,000	254,080
Anthracite Capital, Inc.	16,600	109,560
Anworth Mortgage Asset Corp.	17,700	108,501
Arbor Realty Trust, Inc.	3,000	45,240
Ashford Hospitality Trust, Inc.	25,950	147,396
Associated Estates Realty Corp.	5,100	58,344
BioMed Realty Trust, Inc.	17,100	408,519
BRT Realty Trust	2,500	35,025
Capital Trust, Inc., Class A	3,700	99,715
CapLease, Inc.	10,900	84,693
CBRE Realty Finance, Inc.	5,800	23,374
Cedar Shopping Centers, Inc.	11,900	138,992
Chimera Investment Corp.	8,800	108,240
Corporate Office Properties Trust	10,200	342,822
Cousins Properties, Inc.	10,700	264,397
Crystal River Capital, Inc.	5,700	50,901
DCT Industrial Trust, Inc.	44,100	439,236
Deerfield Capital Corp.	14,000	19,740
DiamondRock Hospitality Co.	24,800	314,216
Digital Realty Trust, Inc.	15,000	532,500
DuPont Fabros Technology, Inc.	9,200	151,708
EastGroup Properties, Inc.	6,200	288,052
Education Realty Trust, Inc.	8,000	100,560
Entertainment Properties Trust	7,400	365,042
Equity Lifestyle Properties, Inc.	5,300	261,661
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Small Cap Index

	Shares	Value
Common Stocks (continued)
Real Estate Investment Trusts (REITs) (continued)
Equity One, Inc.	9,600	$230,112
Extra Space Storage, Inc.	17,000	275,230
FelCor Lodging Trust, Inc.	16,400	197,292
First Industrial Realty Trust, Inc.	11,900	367,591
First Potomac Realty Trust	6,500	99,905
Franklin Street Properties Corp.	14,400	206,208
Friedman Billings Ramsey Group, Inc., Class A	33,400	56,780
Getty Realty Corp.	3,900	62,127
Glimcher Realty Trust	9,900	118,404
GMH Communities Trust	8,800	76,384
Gramercy Capital Corp.	6,600	138,138
Healthcare Realty Trust, Inc.	12,600	329,490
Hersha Hospitality Trust	8,900	80,367
Highwoods Properties, Inc.	14,900	462,943
Home Properties, Inc.	8,700	417,513
Impac Mortgage Holdings, Inc.*	18,800	23,876
Inland Real Estate Corp.	15,300	232,713
Investors Real Estate Trust	15,100	147,678
JER Investors Trust, Inc.	7,300	61,904
Kite Realty Group Trust	5,200	72,800
LaSalle Hotel Properties	10,400	298,792
Lexington Realty Trust	16,900	243,529
LTC Properties, Inc.	5,600	143,976
Luminent Mortgage Capital, Inc.	23,000	14,030
Maguire Properties, Inc.	10,300	147,393
Medical Properties Trust, Inc.	15,400	174,328
MFA Mortgage Investments, Inc.	37,900	238,770
Mid-America Apartment Communities, Inc.	6,700	333,928
Mission West Properties	3,600	34,020
National Health Investors, Inc.	5,600	175,000
National Retail Properties, Inc.	18,700	412,335
Nationwide Health Properties, Inc.	24,900	840,375
Newcastle Investment Corp.	11,000	90,860
NorthStar Realty Finance Corp.	14,500	118,465
Omega Healthcare Investors, Inc.	16,600	288,176
Parkway Properties, Inc.	4,200	155,232
Pennsylvania Real Estate Investment Trust	8,500	207,315
Post Properties, Inc.	11,400	440,268
Potlatch Corp.	10,200	420,954
PS Business Parks, Inc.	3,800	197,220
RAIT Financial Trust	16,400	113,816
Ramco-Gershenson Properties Trust	5,000	105,550
Realty Income Corp.	26,300	673,806
Redwood Trust, Inc.	6,500	236,275
Resource Capital Corp.	6,000	45,420
Saul Centers, Inc.	2,900	145,696
Senior Housing Properties Trust	23,900	566,430
Sovran Self Storage, Inc.	5,300	226,363
Strategic Hotels & Resorts, Inc.	19,500	256,035
Sun Communities, Inc.	4,600	94,300
Sunstone Hotel Investors, Inc.	16,400	262,564
Tanger Factory Outlet Centers	8,200	315,454
U-Store-It Trust	12,300	139,359
Universal Health Realty Income Trust	3,300	109,890
Urstadt Biddle Properties, Inc., Class A	4,600	72,358
Washington Real Estate Investment Trust	11,800	394,356
Winthrop Realty Trust	10,500	43,260

		18,633,598

Real Estate Management & Development (0.1%)
Consolidated-Tomoka Land Co.	1,200	67,260
FX Real Estate and Entertainment, Inc.*	1,660	9,761
Grubb & Ellis Co.	8,700	59,769
Meruelo Maddux Properties, Inc.*	9,500	24,130
Stratus Properties, Inc.*	900	26,523
Tejon Ranch Co.*	2,500	93,300
Thomas Properties Group, Inc.	6,900	60,582

		341,325

Road & Rail (0.6%)
AMERCO*	2,400	137,016
Arkansas Best Corp.	5,400	172,044
Celadon Group, Inc.*	6,700	64,856
Dollar Thrifty Automotive Group*	4,800	65,472
Genesee & Wyoming, Inc., Class A*	7,700	264,880
Heartland Express, Inc.	14,200	202,492
Knight Transportation, Inc.	15,100	248,546
Marten Transport Ltd.*	4,241	65,820
Old Dominion Freight Line, Inc.*	7,900	251,457
Patriot Transportation Holding, Inc.*	200	15,688
Saia, Inc.*	2,900	45,994
Universal Truckload Services, Inc.*	900	18,783
Werner Enterprises, Inc.	12,200	226,432

		1,779,480

Semiconductors & Semiconductor Equipment (3.0%)
Actel Corp.*	7,000	107,170
Advanced Analogic Technologies, Inc.*	10,200	57,324
Advanced Energy Industries, Inc.*	9,500	125,970
Amkor Technology, Inc.*	27,500	294,250
Anadigics, Inc.*	15,500	101,680
Applied Micro Circuits Corp.*	18,500	132,830
Asyst Technologies, Inc.*	13,700	47,950
Atheros Communications, Inc.*	14,700	306,348
ATMI, Inc.*	9,100	253,253
AuthenTec, Inc.*	2,200	21,868
Axcelis Technologies, Inc.*	26,000	145,600
Brooks Automation, Inc.*	17,200	167,184
Cabot Microelectronics Corp.*	6,300	202,545
Cavium Networks, Inc.*	1,900	31,160
Cirrus Logic, Inc.*	23,400	157,248
Cohu, Inc.	6,200	100,750
Conexant Systems, Inc.*	120,100	69,646
Credence Systems Corp.*	21,100	35,870
Cymer, Inc.*	7,400	192,696
Diodes, Inc.*	7,850	172,386
DSP Group, Inc.*	8,800	112,112
Eagle Test Systems, Inc.*	3,500	36,750
Entegris, Inc.*	30,500	219,295
Exar Corp.*	11,800	97,114
FEI Co.*	9,600	209,568
FormFactor, Inc.*	12,500	238,750
Hittite Microwave Corp.*	3,900	145,938
IXYS Corp.*	5,100	34,833
Kulicke & Soffa Industries, Inc.*	14,700	70,266
Lattice Semiconductor Corp.*	30,700	87,188
LTX Corp.*	17,000	53,380
Mattson Technology, Inc.*	13,000	79,170
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Small Cap Index

	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
Micrel, Inc.	14,700	$136,269
Microsemi Corp.*	19,900	453,720
Microtune, Inc.*	11,900	43,554
MIPS Technologies, Inc.*	11,800	46,728
MKS Instruments, Inc.*	12,500	267,500
Monolithic Power Systems, Inc.*	6,300	111,069
Netlogic Microsystems, Inc.*	4,400	106,216
OmniVision Technologies, Inc.*	13,600	228,752
ON Semiconductor Corp.*	82,160	466,669
PDF Solutions, Inc.*	5,800	31,958
Pericom Semiconductor Corp.*	6,900	101,292
Photronics, Inc.*	11,100	106,005
PLX Technology, Inc.*	7,900	52,693
PMC — Sierra, Inc.*	55,900	318,630
RF Micro Devices, Inc.*	69,004	183,550
Rubicon Technology, Inc.*	1,400	40,572
Rudolph Technologies, Inc.*	7,800	76,206
Semitool, Inc.*	4,500	37,440
Semtech Corp.*	15,500	222,115
Sigma Designs, Inc.*	7,700	174,559
Silicon Image, Inc.*	23,300	116,733
Silicon Storage Technology, Inc.*	19,700	51,614
SiRF Technology Holdings, Inc.*	15,700	79,913
Skyworks Solutions, Inc.*	41,900	305,032
Spansion, Inc., Class A*	24,200	66,550
Standard Microsystems Corp.*	6,000	175,080
Supertex, Inc.*	3,100	63,271
Techwell, Inc.*	2,900	31,436
Tessera Technologies, Inc.*	12,500	260,000
Trident Microsystems, Inc.*	14,700	75,705
TriQuint Semiconductor, Inc.*	36,600	185,196
Ultra Clean Holdings, Inc.*	5,300	51,940
Ultratech, Inc.*	6,300	60,543
Veeco Instruments, Inc.*	8,400	139,692
Volterra Semiconductor Corp.*	5,800	65,714
Zoran Corp.*	13,000	177,580

		9,219,588

Software (3.9%)
ACI Worldwide, Inc.*	9,800	195,216
Actuate Corp.*	16,100	66,010
Advent Software, Inc.*	4,600	196,052
Ansoft Corp.*	4,600	140,392
Ansys, Inc.*	20,200	697,304
ArcSight, Inc.*	500	3,455
Blackbaud, Inc.	11,500	279,220
Blackboard, Inc.*	7,500	249,975
BladeLogic, Inc.*	1,100	30,855
Borland Software Corp.*	19,800	39,996
Bottomline Technologies, Inc.*	5,900	74,340
Commvault Systems, Inc.*	9,400	116,560
Concur Technologies, Inc.*	11,200	347,760
Deltek, Inc.*	1,600	20,768
Double-Take Software, Inc.*	2,300	26,864
Epicor Software Corp.*	15,300	171,360
EPIQ Systems, Inc.*	8,200	127,264
eSpeed Inc*	6,000	69,960
FalconStor Software, Inc.*	8,800	66,968
Glu Mobile, Inc.*	2,400	10,776
i2 Technologies, Inc.*	4,600	51,796
Informatica Corp.*	22,900	390,674
Interactive Intelligence, Inc.*	3,500	41,195
InterVoice, Inc.*	10,500	83,580
Jack Henry & Associates, Inc.	20,600	508,202
JDA Software Group, Inc.*	6,800	124,100
Lawson Software, Inc.*	32,400	243,972
Macrovision Corp.*	13,900	187,650
Magma Design Automation, Inc.*	10,800	103,356
Manhattan Associates, Inc.*	6,800	155,924
Mentor Graphics Corp.*	23,500	207,505
MICROS Systems, Inc.*	21,200	713,592
MicroStrategy, Inc., Class A*	2,500	184,975
Midway Games, Inc.*	9,300	25,110
Monotype Imaging Holdings, Inc.*	2,100	31,731
MSC.Software Corp.*	10,800	140,292
Net 1 UEPS Technologies, Inc.*	10,900	245,795
NetSuite, Inc.*	1,400	30,156
Nuance Communications, Inc.*	39,100	680,731
OpenTV Corp., Class A*	16,900	19,942
Parametric Technology Corp.*	30,000	479,400
Pegasystems, Inc.	2,200	21,186
Progress Software Corp.*	10,700	320,144
PROS Holdings, Inc.*	1,600	20,080
QAD, Inc.	2,100	17,661
Quality Systems, Inc.	4,500	134,415
Quest Software, Inc.*	17,900	233,953
Radiant Systems, Inc.*	7,100	99,187
Renaissance Learning, Inc.	1,200	16,788
Secure Computing Corp.*	12,400	79,980
Smith Micro Software, Inc.*	8,000	48,960
Solera Holdings, Inc.*	6,500	158,340
Sonic Solutions, Inc.*	6,300	60,795
Sourcefire, Inc.*	2,100	12,516
SourceForge, Inc.*	12,700	25,273
SPSS, Inc.*	4,900	190,022
SuccessFactors, Inc.*	1,900	18,544
Sybase, Inc.*	23,100	607,530
Symyx Technologies*	9,400	70,500
Synchronoss Technologies, Inc.*	4,900	98,147
Take-Two Interactive Software, Inc.*	19,400	495,088
Taleo Corp., Class A*	4,400	85,360
THQ, Inc.*	17,500	381,500
TIBCO Software, Inc.*	49,900	356,286
Tivo, Inc.*	25,600	224,256
Tyler Technologies, Inc.*	10,300	143,994
Ultimate Software Group, Inc.*	6,500	195,390
Unica Corp.*	1,300	8,840
Vasco Data Security International, Inc.*	6,500	88,920
Veraz Networks, Inc.*	500	1,230
Wind River Systems, Inc.*	19,700	152,478

		11,948,136

Specialty Retail (2.4%)
A.C. Moore Arts & Crafts, Inc.*	5,900	40,238
Aaron Rents, Inc.	11,300	243,402
Aeropostale, Inc.*	17,450	473,069
Asbury Automotive Group, Inc.	6,900	94,944
Bebe Stores, Inc.	7,100	76,325
Big 5 Sporting Goods Corp.	6,200	54,374
Blockbuster, Inc., Class A*	50,400	164,304
Books-A-Million, Inc.	4,500	39,330
Borders Group, Inc.	15,500	90,985
Brown Shoe Co., Inc.	10,600	159,742
Buckle, Inc. (The)	3,800	169,974
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Small Cap Index

	Shares	Value
Common Stocks (continued)
Specialty Retail (continued)
Build-A-Bear Workshop, Inc.*	4,300	$39,087
Cabela’s, Inc., Class A*	10,300	145,848
Cache, Inc.*	3,500	39,515
Casual Male Retail Group, Inc.*	9,500	39,900
Cato Corp. (The), Class A	8,000	119,520
Charlotte Russe Holding, Inc.*	6,100	105,774
Charming Shoppes, Inc.*	30,700	148,281
Childrens Place Retail Stores, Inc. (The)*	5,900	144,904
Christopher & Banks Corp.	8,600	85,914
Citi Trends, Inc.*	3,000	55,350
Collective Brands, Inc.*	17,100	207,252
Conn’s, Inc.*	3,500	57,085
CSK Auto Corp.*	11,900	110,789
Dress Barn, Inc.*	12,500	161,750
DSW, Inc., Class A*	3,600	46,620
Eddie Bauer Holdings, Inc.*	6,300	24,507
Finish Line, Class A	13,100	62,356
Gander Mountain Co.*	2,700	16,416
Genesco, Inc.*	5,600	129,416
Group 1 Automotive, Inc.	5,300	124,444
Gymboree Corp.*	7,100	283,148
Haverty Furniture Cos., Inc.	5,500	58,520
hhgregg, Inc.*	1,500	16,875
Hibbett Sports, Inc.*	8,400	129,696
HOT Topic, Inc.*	12,000	51,720
J Crew Group, Inc.*	10,200	450,534
Jo-Ann Stores, Inc.*	6,700	98,691
JoS. A. Bank Clothiers, Inc.*	4,800	98,400
Lithia Motors, Inc., Class A	3,400	34,544
Men’s Wearhouse, Inc.	14,200	330,434
Midas, Inc.*	4,000	68,760
Monro Muffler, Inc.	4,750	80,275
New York & Co., Inc.*	5,600	32,144
NexCen Brands, Inc.*	12,600	43,218
Pacific Sunwear of California, Inc.*	17,200	216,892
Pep Boys — Manny, Moe & Jack (The)	10,600	105,576
Pier 1 Imports, Inc.*	23,400	146,952
Rent-A-Center, Inc.*	17,800	326,630
Sally Beauty Holdings, Inc.*	24,500	169,050
Select Comfort Corp.*	12,500	45,000
Shoe Carnival, Inc.*	2,800	37,884
Sonic Automotive, Inc., Class A	6,900	141,795
Stage Stores, Inc.	10,600	171,720
Stein Mart, Inc.	5,500	30,910
Talbots, Inc.	5,000	53,900
Tween Brands, Inc.*	5,900	145,966
Ulta Salon, Cosmetics & Fragrance, Inc.*	2,400	33,696
West Marine, Inc.*	4,200	29,274
Wet Seal, Inc. (The), Class A*	23,100	78,309
Zale Corp.*	10,900	215,384
Zumiez, Inc.*	4,600	72,174

		7,269,486

Textiles, Apparel & Luxury Goods (1.4%)
Carter’s, Inc.*	14,400	232,560
Cherokee, Inc.	2,200	74,074
Columbia Sportswear Co.	3,700	162,911
Deckers Outdoor Corp.*	3,300	355,806
FGX International Holdings Ltd.*	3,400	40,664
Fossil, Inc.*	11,400	348,156
G-III Apparel Group Ltd.*	3,800	50,996
Heelys, Inc.*	2,200	9,438
Iconix Brand Group, Inc.*	12,600	218,610
K-Swiss, Inc., Class A	5,900	93,338
Kenneth Cole Productions, Inc., Class A	2,900	49,126
Lululemon Athletica, Inc.*	3,300	93,819
Maidenform Brands, Inc.*	6,300	102,501
Movado Group, Inc.	4,600	89,654
Oxford Industries, Inc.	3,800	85,614
Perry Ellis International, Inc.*	3,500	76,405
Quiksilver, Inc.*	32,600	319,806
Skechers USA, Inc., Class A*	4,700	94,987
Steven Madden Ltd.*	5,500	94,215
Timberland Co., Class A*	11,500	157,895
True Religion Apparel, Inc.*	3,800	70,490
Under Armour, Inc., Class A*	6,400	234,240
UniFirst Corp.	3,800	140,942
Volcom, Inc.*	3,900	78,819
Warnaco Group, Inc. (The)*	12,100	477,224
Weyco Group, Inc.	1,500	44,505
Wolverine World Wide, Inc.	13,400	388,734

		4,185,529

Thrifts & Mortgage Finance (1.2%)
Abington Bancorp, Inc.	4,000	41,280
Anchor Bancorp Wisconsin, Inc.	5,300	100,541
Bank Mutual Corp.	14,300	153,582
BankAtlantic Bancorp, Inc., Class A	11,400	44,574
BankFinancial Corp.	6,300	100,233
BankUnited Financial Corp., Class A	7,200	36,072
Beneficial Mutual Bancorp, Inc.*	7,900	78,131
Berkshire Hills Bancorp, Inc.	2,900	73,051
Brookline Bancorp, Inc.	16,400	188,272
Centerline Holding Co.	13,600	55,216
Clayton Holdings, Inc.*	1,500	6,960
Clifton Savings Bancorp, Inc.	1,600	16,128
Corus Bankshares, Inc.	10,400	101,192
Dime Community Bancshares	7,100	124,108
Downey Financial Corp.	5,900	108,442
Federal Agricultural Mortgage Corp., Class C	2,900	75,690
First Busey Corp.	6,900	145,728
First Financial Holdings, Inc.	3,200	75,072
First Niagara Financial Group, Inc.	26,600	361,494
First Place Financial Corp.	4,800	62,400
FirstFed Financial Corp.*	3,300	89,595
Flagstar Bancorp, Inc.	11,100	80,142
Flushing Financial Corp.	5,700	100,206
Franklin Bank Corp.*	8,100	24,543
Fremont General Corp.*	19,100	9,168
Imperial Capital Bancorp, Inc.	1,700	36,754
Kearny Financial Corp.	4,200	45,990
NASB Financial, Inc.	500	13,100
NewAlliance Bancshares, Inc.	29,700	364,122
Northwest Bancorp, Inc.	4,200	114,786
Ocwen Financial Corp.*	7,600	33,744
Oritani Financial Corp.*	2,200	33,374
PFF Bancorp, Inc.	6,100	50,752
Provident Financial Services, Inc.	16,300	230,482
Provident New York Bancorp	11,300	152,550
Rockville Financial, Inc.	1,600	21,920
Roma Financial Corp.	2,900	43,239
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Small Cap Index

	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance (continued)
TierOne Corp.	4,600	$51,888
Triad Guaranty, Inc.*	1,100	5,500
TrustCo Bank Corp. NY	19,900	176,911
United Community Financial Corp.	4,800	29,760
ViewPoint Financial Group	3,700	61,087
Wauwatosa Holdings, Inc.*	1,400	16,660
Westfield Financial, Inc.	2,100	20,517
WSFS Financial Corp.	1,800	88,704

		3,843,660

Tobacco (0.2%)
Alliance One International, Inc.*	25,400	153,416
Universal Corp.	7,100	465,263
Vector Group Ltd.	8,290	145,821

		764,500

Trading Companies & Distributors (0.6%)
Applied Industrial Technologies, Inc.	10,600	316,834
Beacon Roofing Supply, Inc.*	11,800	118,000
BlueLinx Holdings, Inc.	1,600	8,144
Electro Rent Corp.	3,500	53,025
H&E Equipment Services, Inc.*	4,800	60,336
Houston Wire & Cable Co.	3,300	52,866
Interline Brands, Inc.*	6,400	118,720
Kaman Corp.	6,400	181,056
Lawson Products	800	22,040
NuCo2, Inc.*	3,800	105,526
Rush Enterprises, Inc., Class A*	8,750	138,600
TAL International Group, Inc.	3,600	84,852
Textainer Group Holdings Ltd.	1,100	16,588
UAP Holding Corp.	12,900	494,586
Watsco, Inc.	5,600	231,952

		2,003,125

Water Utilities (0.2%)
American States Water Co.	4,500	162,000
Cadiz, Inc.*	3,600	55,368
California Water Service Group	5,200	198,380
Consolidated Water Co. Ltd.	4,000	88,120
SJW Corp.	3,400	97,206
Southwest Water Co.	7,000	77,490

		678,564

Wireless Telecommunication Services (0.2%)
Centennial Communications Corp.*	7,100	41,961
FiberTower Corp.*	27,800	48,928
ICO Global Communications Holdings Ltd.*	26,200	80,958
iPCS, Inc.	4,500	105,075
Rural Cellular Corp., Class A*	3,100	137,113
Syniverse Holdings, Inc.*	7,369	122,768
USA Mobility, Inc.	6,200	44,268
Virgin Mobile USA, Inc., Class A*	7,400	15,022
		596,093

Total Common Stocks		291,841,961

Rights (0.0%)
Capital Markets (0.0%)
Ares Capital Corp., expiring 04/21/08*	6,096	3,414
MCG Capital Corp.*	2,357	2,522
		5,936
Real Estate Management & Development (0.0%)
FX Real Estate and Entertainment, Inc.*	830	66

Total Rights		6,002

	Shares or
	Principal
	Amount	Value
Repurchase Agreements (4.9%)
CS First Boston, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $9,194,614, collateralized by U.S. Government Agency Mortgages with a market value of $9,377,829	$9,193,950	$9,193,950
Nomura Securities, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $5,763,792, collateralized by U.S. Government Agency Mortgages with a market value of $5,878,643	5,763,375	5,763,375

Total Repurchase Agreements		14,957,325

Total Investments
(Cost $365,310,643) (a) — 99.6%		306,805,288

Other assets in excess of liabilities — 0.4%		1,255,780

NET ASSETS — 100.0%		$308,061,068

*	Denotes a non-income producing security.

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

CH	Switzerland

IT	Italy
See accompanying notes to statements of investments

At March 31, 2008, the Fund’s open futures contracts were as follows:

Market
Number			Value	Unrealized
of	Long		Covered by	Appreciation
Contracts	Contracts	Expiration	Contracts	(Depreciation)

44	Russell 2000 Futures	06/20/08	$15,180,000	$747,656

Statement of Investments
March 31, 2008 (Unaudited)
NVIT Short Term Bond Fund

	Principal
	Amount	Value
Corporate Bonds (36.1%)
Bank (2.0%)
HSBC Finance Corp., 6.38%, 10/15/11	$500,000	$513,953

Diversified Financial Services (4.0%)
General Electric Capital Corp., 4.88%, 10/21/10	500,000	519,629
Textron Financial Corp., 5.13%, 11/01/10	500,000	520,048

		1,039,677

Electric Utilities (8.0%)
Florida Power & Light Co., 4.85%, 02/01/13	500,000	520,514
Northern States Power, 4.75%, 08/01/10	500,000	516,936
Pacific Gas & Electric Co., 4.20%, 03/01/11	500,000	502,052
Pacificorp, 7.00%, 07/15/09	500,000	521,892

		2,061,394

Food Processor (2.0%)
General Mills, Inc., 5.65%, 09/10/12	500,000	520,020

Health Care Equipment & Supplies (2.0%)
Covidien International Finance SA, 5.45%, 10/15/12	500,000	515,801

Insurance (2.0%)
Principal Life, Income Funding Trusts, 5.30%, 12/14/12	500,000	512,165

Media (2.1%)
Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	500,000	555,415

Metals & Mining (2.0%)
WMC Finance USA Ltd., 5.13%, 05/15/13	500,000	510,040

Oil, Gas & Consumable Fuels (4.0%)
Energy Transfer Partners LP, 6.00%, 07/01/13	500,000	502,944
Kinder Morgan Energy Partners LP, 6.75%, 03/15/11	500,000	523,808

		1,026,752

Oilfield Machinery & Services (1.9%)
Weatherford International Ltd., 5.15%, 03/15/13	500,000	500,434

Other Financial (2.1%)
Bellsouth Capital Funding Corp., 7.75%, 02/15/10	500,000	532,197

Pharmaceutical (1.9%)
Amgen, Inc., 4.00%, 11/18/09	500,000	505,050

Telecommunications (2.1%)
Verizon Global Funding Corp., 7.25%, 12/01/10	500,000	536,988

Total Corporate Bonds		9,329,886

U.S. Government Sponsored & Agency Obligations (54.9%)
Federal Home Loan Bank System, 4.75%, 04/24/09	2,500,000	2,564,875
Federal Home Loan Mortgage Corp., 2.38%, 05/28/10	2,500,000	2,501,368
United States Treasury Note
3.13%, 09/15/08	8,800,000	8,870,127
2.00%, 02/28/10	250,000	251,738

Total U.S. Government Sponsored & Agency Obligations		14,188,108

Repurchase Agreements (12.3%)
CS First Boston, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $1,951,678, collateralized by U.S. Government Agency Mortgages with a market value of $1,990,567	1,951,537	1,951,537
Nomura Securities, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $1,223,441, collateralized by U.S. Government Agency Mortgages with a market value of $1,247,819	1,223,352	1,223,352

Total Repurchase Agreements		3,174,889

Total Investments
(Cost $26,693,030) (a) — 103.3%		26,692,883

Liabilities in excess of other assets — (3.3)%		(858,170)

NET ASSETS — 100.0%		$25,834,713

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

LP	Limited Partnership
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
Nationwide NVIT Cardinal Aggressive Fund

	Shares	Value
Mutual Funds (100.0%)(a)
Equity Funds (95.0%)
NVIT Multi-Manager Large Cap Growth Fund, ID Class	20,263	$199,797
NVIT Multi-Manager Small Cap Value Fund, ID Class	4,367	39,738
NVIT Multi-Manager Small Cap Growth Fund, ID Class	2,829	39,689
NVIT Multi-Manager Small Company Fund, ID Class	990	19,940
NVIT Multi-Manager International Value Fund, ID Class	9,482	150,190
NVIT Multi-Manager Mid Cap Value Fund, ID Class	7,591	75,076
NVIT Multi-Manager International Growth Fund, ID Class	14,970	150,449
NVIT Multi-Manager Mid Cap Growth Fund, ID Class	7,653	74,617
NVIT Multi-Manager Large Cap Value Fund, ID Class	20,367	198,982

		948,478

Fixed Income Funds (5.0%)
NVIT Core Bond Fund, ID Class	2,508	25,151
Lehman Brothers NVIT Core Plus Bond Fund, ID Class	2,518	25,151

		50,302

Total Investments (Cost $1,000,000) (b) — 100.0%		998,780

Liabilities in excess of other assets — 0.0%		(36)

NET ASSETS — 100.0%		$998,744

(a)	Investment in affiliate.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
Nationwide NVIT Cardinal Balanced Fund

	Shares	Value
Mutual Funds (100.0%)(a)
Equity Funds (49.9%)
NVIT Multi-Manager Mid Cap Value Fund, ID Class	5,061	$50,051
NVIT Multi-Manager International Growth Fund, ID Class	5,988	60,180
NVIT Multi-Manager Mid Cap Growth Fund, ID Class	5,102	49,745
NVIT Multi-Manager Large Cap Value Fund, ID Class	12,729	124,364
NVIT Multi-Manager Large Cap Growth Fund, ID Class	12,665	124,873
NVIT Multi-Manager Small Cap Value Fund, ID Class	1,092	9,934
NVIT Multi-Manager Small Cap Growth Fund, ID Class	707	9,922
NVIT Multi-Manager Small Company Fund, ID Class	495	9,970
NVIT Multi-Manager International Value Fund, ID Class	3,793	60,076

		499,115

Fixed Income Funds (44.1%)
NVIT Core Bond Fund, ID Class	15,045	150,903
Lehman Brothers NVIT Core Plus Bond Fund, ID Class	15,106	150,906
NVIT Short-Term Bond Fund, ID Class	14,014	140,140

		441,949

Money Market Fund (6.0%)
NVIT Money Market Fund, ID Class	60,000	60,000

Total Investments (Cost $1,000,000) (b) — 100.0%		1,001,064

Liabilities in excess of other assets — 0.0%		(17)

NET ASSETS — 100.0%		$1,001,047

(a)	Investment in affiliate.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
Nationwide NVIT Cardinal Capital Appreciation Fund

	Shares	Value
Mutual Funds (100.0%)(a)
Equity Funds (69.9%)
NVIT Multi-Manager Mid Cap Value Fund, ID Class	6,579	$65,066
NVIT Multi-Manager International Growth Fund, ID Class	9,980	100,299
NVIT Multi-Manager Mid Cap Growth Fund, ID Class	6,633	64,668
NVIT Multi-Manager Large Cap Value Fund, ID Class	16,293	159,185
NVIT Multi-Manager Small Cap Value Fund, ID Class	2,183	19,869
NVIT Multi-Manager Small Cap Growth Fund, ID Class	1,414	19,845
NVIT Multi-Manager Small Company Fund, ID Class	495	9,970
NVIT Multi-Manager International Value Fund, ID Class	6,321	100,127
NVIT Multi-Manager Large Cap Growth Fund, ID Class	16,211	159,838

		698,867

Fixed Income Funds (27.1%)
NVIT Core Bond Fund, ID Class	10,030	100,602
Lehman Brothers NVIT Core Plus Bond Fund, ID Class	10,070	100,604
NVIT Short-Term Bond Fund, ID Class	7,007	70,070

		271,276

Money Market Fund (3.0%)
NVIT Money Market Fund, ID Class	30,000	30,000

Total Investments (Cost $1,000,000) (b) — 100.0%		1,000,143

Liabilities in excess of other assets — 0.0%		(25)

NET ASSETS — 100.0%		$1,000,118

(a)	Investment in affiliate.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
Nationwide NVIT Cardinal Conservative Fund

	Shares	Value
Mutual Funds (100.0%)(a)
Equity Funds (19.9%)
NVIT Multi-Manager International Value Fund, ID Class	1,580	$25,032
NVIT Multi-Manager Mid Cap Value Fund, ID Class	2,530	25,025
NVIT Multi-Manager International Growth Fund, ID Class	2,495	25,075
NVIT Multi-Manager Mid Cap Growth Fund, ID Class	2,551	24,873
NVIT Multi-Manager Large Cap Value Fund, ID Class	5,092	49,745
NVIT Multi-Manager Large Cap Growth Fund, ID Class	5,066	49,949

		199,699

Fixed Income Funds (70.1%)
NVIT Short-Term Bond Fund, ID Class	30,030	300,300
NVIT Core Bond Fund, ID Class	20,060	201,204
Lehman Brothers NVIT Core Plus Bond Fund, ID Class	20,141	201,208

		702,712

Money Market Fund (10.0%)
NVIT Money Market Fund, ID Class	100,000	100,000

Total Investments (Cost $1,000,000) (b) — 100.0%		1,002,411

Liabilities in excess of other assets — 0.0%		(9)

NET ASSETS — 100.0%		$1,002,402

(a)	Investment in affiliate.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
Nationwide NVIT Cardinal Moderate Fund

	Shares	Value
Mutual Funds (100.0%)(a)
Equity Funds (59.9%)
NVIT Multi-Manager Mid Cap Value Fund, ID Class	5,061	$50,051
NVIT Multi-Manager International Growth Fund, ID Class	7,485	75,225
NVIT Multi-Manager Mid Cap Growth Fund, ID Class	5,102	49,745
NVIT Multi-Manager Large Cap Value Fund, ID Class	15,275	149,236
NVIT Multi-Manager Large Cap Growth Fund, ID Class	15,198	149,848
NVIT Multi-Manager Small Cap Value Fund, ID Class	2,183	19,869
NVIT Multi-Manager Small Cap Growth Fund, ID Class	1,414	19,844
NVIT Multi-Manager Small Company Fund, ID Class	495	9,970
NVIT Multi-Manager International Value Fund, ID Class	4,741	75,095

		598,883

Fixed Income Funds (35.1%)
NVIT Core Bond Fund, ID Class	12,538	125,752
Lehman Brothers NVIT Core Plus Bond Fund, ID Class	12,588	125,756
NVIT Short-Term Bond Fund, ID Class	10,010	100,100

		351,608

Money Market Fund (5.0%)
NVIT Money Market Fund, ID Class	50,000	50,000

Total Investments (Cost $1,000,000) (b) — 100.0%		1,000,491

Liabilities in excess of other assets — 0.0%		(20)

NET ASSETS — 100.0%		$1,000,471

(a)	Investment in affiliate.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
Nationwide NVIT Cardinal Moderately Aggressive Fund

	Shares	Value
Mutual Funds (100.0%)(a)
Equity Funds (79.9%)
NVIT Multi-Manager Large Cap Value Fund, ID Class	17,821	$174,109
NVIT Multi-Manager Large Cap Growth Fund, ID Class	17,731	174,823
NVIT Multi-Manager Small Cap Value Fund, ID Class	2,183	19,869
NVIT Multi-Manager Small Cap Growth Fund, ID Class	1,414	19,845
NVIT Multi-Manager Small Company Fund, ID Class	495	9,970
NVIT Multi-Manager International Value Fund, ID Class	7,901	125,158
NVIT Multi-Manager International Growth Fund, ID Class	12,475	125,374
NVIT Multi-Manager Mid Cap Growth Fund, ID Class	7,653	74,617
NVIT Multi-Manager Mid Cap Value Fund, ID Class	7,591	75,076

		798,841

Fixed Income Funds (20.1%)
NVIT Short-Term Bond Fund, ID Class	5,005	50,050
NVIT Core Bond Fund, ID Class	7,523	75,451
Lehman Brothers NVIT Core Plus Bond Fund, ID Class	7,553	75,453

		200,954

Total Investments (Cost $1,000,000) (b) — 100.0%		999,795

Liabilities in excess of other assets — 0.0%		(32)

NET ASSETS — 100.0%		$999,763

(a)	Investment in affiliate.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
Nationwide NVIT Cardinal Moderately Conservative Fund

	Shares	Value
Mutual Funds (100.0%)(a)
Equity Funds (39.9%)
NVIT Multi-Manager International Growth Fund, ID Class	4,990	$50,150
NVIT Multi-Manager Large Cap Growth Fund, ID Class	10,132	99,899
NVIT Multi-Manager International Value Fund, ID Class	3,161	50,063
NVIT Multi-Manager Mid Cap Value Fund, ID Class	5,061	50,050
NVIT Multi-Manager Mid Cap Growth Fund, ID Class	5,102	49,745
NVIT Multi-Manager Large Cap Value Fund, ID Class	10,183	99,491

		399,398

Fixed Income Funds (52.1%)
Lehman Brothers NVIT Core Plus Bond Fund, ID Class	17,623	176,058
NVIT Short-Term Bond Fund, ID Class	17,017	170,170
NVIT Core Bond Fund, ID Class	17,553	176,053

		522,281

Money Market Fund (8.0%)
NVIT Money Market Fund, ID Class	80,000	80,000

Total Investments (Cost $1,000,000) (b) — 100.0%		1,001,679

Liabilities in excess of other assets — 0.0%		(12)

NET ASSETS — 100.0%		$1,001,667

(a)	Investment in affiliate.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
NVIT Multi-Manager International Growth Fund

	Shares	Value
Common Stocks (79.2%)
Australia (2.7%)(a)
Biotechnology (0.6%)
CSL Ltd.	900	$30,502

Chemicals (0.2%)
Incitec Pivot Ltd.	100	12,926

Construction & Engineering (0.4%)
Boart Longyear Group	12,800	21,474

Diversified Financial Services (0.3%)
Babcock & Brown Ltd.	1,100	14,907

Independent Power Producers & Energy Traders (0.1%)
Babcock & Brown Power	4,700	6,805

Metals & Mining (1.1%)
BHP Billiton Ltd.	1,775	58,315
Oxiana Ltd.	1,800	5,236

		63,551

Oil, Gas & Consumable Fuels (0.0%)
Arrow Energy Ltd.*	1,200	1,943

		152,108

Austria (0.5%)(a)
Aerospace & Defense (0.1%)
QinetiQ PLC	1,700	6,516

Construction & Engineering (0.4%)
Tecnicas Reunidas SA	300	22,780

		29,296

Belgium (2.0%)(a)
Beverages (1.4%)
InBev NV	905	79,435

Commercial Bank (0.6%)
KBC Groep NV	251	32,552

		111,987

Bermuda (0.3%)(a)
Metals & Mining (0.3%)
Aquarius Platinum Ltd.	1,000	14,761

Brazil (1.3%)
Beverages (0.7%)
Cia de Bebidas das Americas ADR - BR	491	37,095

Oil, Gas & Consumable Fuels (0.6%)
Petroleo Brasileiro SA, Preferred Shares ADR - BR	421	35,655

		72,750

Canada (4.7%)
Chemicals (0.3%)
Agrium, Inc.	300	18,633

Diversified Financial Services (0.1%)
TSX Group, Inc.	100	3,784

Insurance (0.7%)
Manulife Financial Corp.	1,000	38,287

Internet Software & Services (0.2%)
Open Text Corp.*	300	9,393

Metals & Mining (0.5%)
Agnico-Eagle Mines Ltd.	200	13,568
Equinox Minerals Ltd.*	700	3,329
Fording Canadian Coal Trust	200	10,440

		27,337

Oil, Gas & Consumable Fuels (1.8%)
Canadian Natural Resources Ltd.	500	34,238
Oilexco, Inc.*	300	3,926
Petrobank Energy & Resources Ltd.	100	4,551
Suncor Energy, Inc.	600	58,006

		100,721

Paper & Forest Products (0.1%)
Sino-Forest Corp.	500	7,796

Road & Rail (0.6%)
Canadian National Railway Co.	700	33,949

Textiles, Apparel & Luxury Goods (0.4%)
Gildan Activewear, Inc.	600	22,639

		262,539

Cayman Islands (0.1%)
Personal Products (0.1%)
Herbalife Ltd.	100	4,750

China (0.2%)
Media (0.1%)
Focus Media Holding Ltd. ADR - CN*	200	7,030

Real Estate Management & Development (0.1%)(a)
KWG Property Holding Ltd.*	4,000	3,423

		10,453

Denmark (1.4%)(a)
Biotechnology (0.1%)
Genmab AS*	100	5,114

Construction & Engineering (0.4%)
FLSmidth & Co. AS	200	19,914

Pharmaceutical (0.9%)
Novo Nordisk AS, Class B	775	53,339

		78,367

Finland (0.9%)(a)
Auto Components (0.4%)
Nokian Renkaat OYJ	500	21,417

Communications Equipment (0.5%)
Nokia OYJ ADR - FI	850	26,832

		48,249

France (4.7%)(a)
Commercial Bank (1.2%)
BNP Paribas	656	66,140

Electrical Equipment (0.9%)
Nexans SA	100	11,801
Schneider Electric SA	295	38,105

		49,906

Health Care Providers & Services (0.1%)
Orpea*	100	6,059

Insurance (0.8%)
AXA SA	1,327	47,989

IT Services (0.6%)
Cap Gemini SA	594	33,819

Oil, Gas & Consumable Fuels (1.1%)
Total SA	813	60,225

		264,138

Germany (10.8%)(a)
Auto Components (0.7%)
Continental AG	248	25,428
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Multi-Manager International Growth Fund

	Shares	Value
Common Stocks (continued)
Germany(a) (continued)
ElringKlinger AG	100	$11,141

		36,569

Automobiles (2.8%)
Daimler AG	750	64,196
Porsche AG	520	95,339

		159,535

Chemicals (1.9%)
Bayer AG	935	74,942
K+S AG	100	32,698

		107,640

Commercial Bank (0.6%)
Commerzbank AG	1,029	32,398

Diversified Financial Services (0.5%)
Deutsche Boerse AG	174	28,217

Electrical Equipment (0.1%)
Solarworld AG	100	4,850

Household Products (0.8%)
Henkel KGaA, Preferred Shares	1,028	47,403

Industrial Conglomerate (0.8%)
Siemens AG	429	46,887

Internet Software & Services (0.3%)
United Internet AG	700	15,186

Machinery (0.3%)
Vossloh AG	100	14,125

Pharmaceutical (1.0%)
Merck KGAA	457	56,734

Textiles, Apparel & Luxury Goods (1.0%)
Puma AG Rudolf Dassler Sport	142	54,938

		604,482

Greece (0.8%)(a)
Hotels, Restaurants & Leisure (0.8%)
Intralot SA-Integrated Lottery Systems & Services	1,000	17,908
OPAP SA	830	29,599

		47,507

Hong Kong (3.9%)(a)
Distributor (0.5%)
Li & Fung Ltd.	8,000	29,967

Industrial Conglomerates (1.1%)
Hutchison Whampoa Ltd.	5,000	47,560
Melco International Development	9,000	12,619

		60,179

Real Estate Investment Trust (REIT) (0.1%)
Link REIT (The)	4,000	8,903

Real Estate Management & Development (0.1%)
Sino-Ocean Land Holdings Ltd.*	5,500	5,471

Specialty Retail (1.2%)
Esprit Holdings Ltd.	5,400	65,527

Trading Companies & Distributors (0.2%)
Noble Group Ltd.	7,000	11,297

Wireless Telecommunication Services (0.7%)
China Mobile Ltd.	2,500	37,563

		218,907

India (1.0%)
IT Services (1.0%)
Infosys Technologies Ltd. ADR - IN	1,529	54,692

Indonesia (1.0%)(a)
Automobiles (0.4%)
PT Astra International, Inc.	8,500	22,579

Diversified Telecommunication Services (0.6%)
Telekomunikasi Indonesia Tbk PT	34,000	35,885

		58,464

Ireland (1.3%)
Commercial Bank (0.5%)(a)
Anglo Irish Bank Corp. PLC	1,849	24,847

Construction Materials (0.6%)(a)
CRH PLC	941	35,705

Life Sciences Tools & Services (0.2%)
ICON PLC ADR - IE*	200	12,978

		73,530

Israel (1.6%)
Aerospace & Defense (0.1%)(a)
Elbit Systems Ltd.	100	5,530

Pharmaceutical (1.5%)
Teva Pharmaceutical Industries Ltd. ADR - IL	1,809	83,558

		89,088

Italy (2.3%)(a)
Aerospace & Defense (0.8%)
Finmeccanica SpA	1,329	45,248

Electrical Equipment (0.2%)
Prysmian SpA*	400	8,544

Hotels, Restaurants & Leisure (0.1%)
Lottomatica SpA	200	6,227

Multi-Utilities (0.3%)
A2A SpA	1,800	6,618
Hera SpA	3,200	12,931

		19,549

Oil, Gas & Consumable Fuels (0.9%)
Eni SpA	1,480	50,374

		129,942

Japan (8.0%)(a)
Auto Components (0.7%)
Denso Corp.	1,200	39,128

Automobiles (1.7%)
Suzuki Motor Corp.	1,800	45,793
Toyota Motor Corp.	1,000	50,538

		96,331

Chemicals (0.2%)
Hitachi Chemical Co. Ltd.	200	3,801
Kuraray Co. Ltd.	500	6,011

		9,812

Computers & Peripherals (0.1%)
Mitsumi Electric Co. Ltd.	200	6,373

Consumer Finance (0.2%)
ORIX Corp.	90	12,415

Electrical Equipment (0.2%)
Toyo Tanso Co. Ltd.	100	9,404

Electronic Equipment & Instruments (1.6%)
Ibiden Co. Ltd.	900	35,703
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Multi-Manager International Growth Fund

	Shares	Value
Common Stocks (continued)
Japan(a) (continued)
Keyence Corp.	200	$46,547
Nidec Sankyo Corp.	1,000	8,137

		90,387

Machinery (2.6%)
Fanuc Ltd.	600	57,572
Japan Steel Works Ltd. (The)	1,000	17,217
Komatsu Ltd.	1,800	50,691
Kurita Water Industries Ltd.	100	3,733
NGK Insulators Ltd.	1,000	17,892

		147,105

Software (0.5%)
Capcom Co. Ltd.	300	10,361
Konami Corp.	400	15,244

		25,605

Specialty Retail (0.2%)
Nitori Co. Ltd.	200	11,363

		447,923

Luxembourg (0.3%)
Wireless Telecommunication Services (0.3%)
Millicom International Cellular SA*	200	18,910

Mexico (2.5%)
Household Durables (0.7%)
Desarrolladora Homex SAB de CV ADR - MX*	460	26,703
Urbi Desarrollos Urbanos SA de CV*	4,300	14,021

		40,724

Media (0.4%)
Grupo Televisa SA ADR - MX	784	19,004

Wireless Telecommunication Services (1.4%)
America Movil SA de CV, Series L ADR - MX	1,239	78,912

		138,640

Netherlands (2.2%)(a)
Air Freight & Logistics (1.1%)
TNT NV	1,698	62,982

Beverages (0.7%)
Heineken Holding NV	770	38,736

Energy Equipment & Services (0.3%)
Fugro NV CVA	200	15,543

Life Sciences Tools & Services (0.1%)
Qiagen NV*	200	4,153

		121,414
Norway (1.0%)(a)
Energy Equipment & Services (0.9%)
Petroleum Geo-Services ASA	1,320	32,784
Seadrill Ltd.(b)	500	13,474
Sevan Marine ASA*	600	7,693

		53,951

Pharmaceutical (0.1%)
Pronova BioPharma AS*	1,300	3,536

		57,487

Singapore (1.9%)(a)
Commercial Bank (1.0%)
United Overseas Bank Ltd.	4,000	55,986

Industrial Conglomerate (0.9%)
Keppel Corp. Ltd.	7,000	50,970

		106,956

South Africa (0.4%)(a)
Commercial Bank (0.4%)
Standard Bank Group Ltd.	2,200	23,985

Spain (1.4%)(a)
Commercial Bank (0.4%)
Banco Santander SA	1,054	20,996

Diversified Telecommunication Services (1.0%)
Telefonica SA	2,068	59,412

		80,408

Sweden (0.9%)(a)
Building Products (0.8%)
Assa Abloy AB, Class B	2,400	43,586

Tobacco (0.1%)
Swedish Match AB	300	6,554

		50,140

Switzerland (7.5%)(a)
Biotechnology (0.3%)
Basilea Pharmaceutica*	100	14,559

Capital Markets (0.4%)
Credit Suisse Group	496	25,260

Chemicals (1.6%)
Syngenta AG	303	88,538

Food Products (1.6%)
Nestle SA	177	88,490

Health Care Equipment & Supplies (0.6%)
Sonova Holding AG	349	32,141

Life Sciences Tools & Services (0.5%)
Lonza Group AG	200	26,538

Pharmaceutical (1.9%)
Roche Holding AG	568	107,073

Textiles, Apparel & Luxury Goods (0.6%)
Compagnie Financiere Richemont SA	645	36,219

		418,818

Taiwan (0.4%)
Semiconductors & Semiconductor Equipment (0.4%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR - TW	1,910	19,616

Thailand (0.3%)
Commercial Bank (0.1%)(a)
Bank of Ayudhya PCL NVDR*	4,400	3,248

Oil, Gas & Consumable Fuels (0.1%)
Banpu PCL(a)	600	8,217
Banpu Public Co. Ltd.	100	1,330

		9,547

Wireless Telecommunication Services (0.1%)(a)
Total Access Communication PCL NVDR*	2,700	3,944

		16,739

United Kingdom (10.8%)
Aerospace & Defense (0.4%)(a)
VT Group PLC	1,700	22,178

Chemicals (0.1%)(a)
Johnson Matthey PLC	100	3,983

Commercial Services & Supplies (1.8%)(a)
Aggreko PLC	1,600	20,503
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Multi-Manager International Growth Fund

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Atkins WS PLC	400	$8,350
Capita Group PLC (The)	2,539	34,206
De La Rue PLC	600	10,566
Homeserve PLC	200	7,633
Intertek Group PLC	100	2,051
Serco Group PLC	1,800	16,218

		99,527

Diversified Financial Services (0.2%)(a)
IG Group Holdings PLC	1,800	11,697

Electronic Equipment & Instruments (0.1%)(a)
Rotork PLC	400	8,566

Energy Equipment & Services (0.6%)(a)
Expro International Group	400	9,274
Lamprell PLC	800	6,361
Wellstream Holdings PLC*	600	15,646

		31,281

Food & Staples Retailing (0.8%)(a)
Tesco PLC	6,087	45,870

Hotels, Restaurants & Leisure (0.2%)(a)
Enterprise Inns PLC	1,143	9,106

Household Products (0.8%)(a)
Reckitt Benckiser Group PLC	832	46,132

Independent Power Producers & Energy Traders (0.8%)(a)
International Power PLC	5,384	42,566

Insurance (0.7%)(a)
Admiral Group PLC	600	9,566
Aviva PLC	2,520	30,895

		40,461

Machinery (0.0%)
Hansen Transmissions International NV*	600	2,334

Media (1.6%)(a)
Informa PLC	4,024	25,071
WPP Group PLC	5,505	65,714

		90,785

Metals & Mining (0.3%)(a)
Ferrexpo PLC*	1,800	12,620
Peter Hambro Mining PLC*	200	5,123

		17,743

Oil, Gas & Consumable Fuels (0.1%)(a)
Imperial Energy Corp. PLC*	200	5,180

Pharmaceutical (0.6%)(a)
Shire PLC	1,872	36,232

Software (0.6%)(a)
Autonomy Corp. PLC*	1,000	18,257
Aveva Group PLC	600	13,575

		31,832

Tobacco (1.0%)(a)
Imperial Tobacco Group PLC	1,226	56,449

Water Utility (0.1%)(a)
Pennon Group PLC	400	5,140

		607,062

United States (0.1%)
Metals & Mining (0.1%)
Pan American Silver Corporation.*	100	3,837

Total Common Stocks		4,437,945

Exchange Traded Funds (1.5%)
Spain (0.1%)(a)
Enagas	300	8,961

United States (1.4%)
India Fund, Inc.	1,201	54,549
iShares MSCI Taiwan Index Fund	600	9,510
SPDR S&P Emerging Middle East & Africa ETF	200	12,652

		76,711

Total Exchange Traded Funds		85,672

	Shares or
	Principal
	Amount	Value
Repurchase Agreements (0.2%)
CS First Boston, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $6,147, collateralized by U.S. Government Agency Mortgages with a market value of $6,270	$6,147	$6,147
Nomura Securities, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $3,853, collateralized by U.S. Government Agency Mortgages with a market value of $3,930	3,853	3,853

Total Repurchase Agreements		10,000

Total Investments (Cost $4,497,779) (c) — 80.9%		4,533,617

Other assets in excess of liabilities — 19.1%		1,067,517

NET ASSETS — 100.0%		$5,601,134

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Illiquid security.

(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

BR	Brazil

CN	China

FI	Finland

IE	Ireland

IL	Israel

IN	India

IT	Italy

MX	Mexico

NVDR	Non Voting Depositary Receipt

REIT	Real Estate Investment Trust

TW	Taiwan
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
NVIT Multi-Manager Large Cap Growth Fund

	Shares	Value
Common Stocks (96.4%)
Aerospace & Defense (6.2%)
Boeing Co. (The)	2,050	$152,459
General Dynamics Corp.	2,220	185,081
Honeywell International, Inc.	900	50,778
L-3 Communications Holdings, Inc.	870	95,126
Lockheed Martin Corp.	1,760	174,768
Northrop Grumman Corp.	400	31,124
Precision Castparts Corp.	685	69,925
Raytheon Co.	1,420	91,746
United Technologies Corp.	3,205	220,568

		1,071,575

Air Freight & Logistics (0.3%)
United Parcel Service, Inc., Class B	800	58,416

Beverages (2.6%)
Anheuser-Busch Cos., Inc.	1,605	76,157
Coca-Cola Co. (The)	2,285	139,088
Fomento Economico Mexicano SAB de CV ADR - MX	1,635	68,310
PepsiCo, Inc.	2,410	174,002

		457,557

Biotechnology (3.8%)
Amgen, Inc.*	2,000	83,560
Biogen Idec, Inc.*	1,000	61,690
Genentech, Inc.*	2,070	168,042
Gilead Sciences, Inc.*	6,860	353,496

		666,788

Capital Markets (2.2%)
Eaton Vance Corp.	500	15,255
Federated Investors, Inc., Class B	900	35,244
Legg Mason, Inc.	400	22,392
Morgan Stanley	1,240	56,668
Northern Trust Corp.	950	63,146
SEI Investments Co.	200	4,938
State Street Corp.	2,400	189,600

		387,243

Chemicals (3.6%)
Bunge Ltd.	400	34,752
Chemtura Corp.	6,900	50,646
FMC Corp.	100	5,549
Monsanto Co.	2,755	307,182
Mosaic Co. (The)*	1,250	128,250
Potash Corp. of Saskatchewan, Inc.	690	107,095

		633,474

Commercial Banks (0.6%)
Regions Financial Corp.	1,200	23,700
Wells Fargo & Co.	2,765	80,462

		104,162

Communications Equipment (4.0%)
Cisco Systems, Inc.*	11,530	277,758
Juniper Networks, Inc.*	2,400	60,000
Nokia OYJ ADR FI	2,580	82,121
QUALCOMM, Inc.	2,800	114,800
Research In Motion Ltd.*	1,490	167,223

		701,902

Computers & Peripherals (5.4%)
Apple, Inc.*	3,040	436,240
EMC Corp.*	6,510	93,353
Hewlett-Packard Co.	6,340	289,485
International Business Machines Corp.	300	34,542
Seagate Technology	1,800	37,692
Teradata Corp.*	900	19,854
Western Digital Corp.*	900	24,336

		935,502

Construction & Engineering (0.2%)
Fluor Corp.	100	14,116
KBR, Inc.	400	11,092

		25,208

Distributor (0.1%)
Genuine Parts Co.	600	24,132

Diversified Financial Services (0.5%)
IntercontinentalExchange, Inc.*	100	13,050
JPMorgan Chase & Co.	1,870	80,317

		93,367

Diversified Telecommunication Services (0.5%)
AT&T, Inc.	1,600	61,280
Verizon Communications, Inc.	700	25,515

		86,795

Electric Utilities (1.7%)
Exelon Corp.	1,240	100,775
FirstEnergy Corp.	845	57,984
FPL Group, Inc.	1,555	97,560
PPL Corp.	1,000	45,920

		302,239

Electrical Equipment (2.7%)
ABB Ltd. ADR - CH	8,400	226,128
Emerson Electric Co.	2,090	107,551
First Solar, Inc.*	590	136,373

		470,052

Energy Equipment & Services (4.4%)
FMC Technologies, Inc.*	800	45,512
Halliburton Co.	2,300	90,459
National Oilwell Varco, Inc.*	800	46,704
Schlumberger Ltd.	1,310	113,970
Transocean, Inc.*	2,300	310,960
Weatherford International Ltd.*	2,120	153,636

		761,241

Food & Staples Retailing (5.5%)
BJ’s Wholesale Club, Inc.*	1,600	57,104
Costco Wholesale Corp.	3,245	210,828
CVS Caremark Corp.	11,355	459,991
Kroger Co. (The)	3,820	97,028
Ruddick Corp.	1,200	44,232
Safeway, Inc.	200	5,870
Wal-Mart Stores, Inc.	1,700	89,556

		964,609

Food Products (0.1%)
Archer-Daniels-Midland Co.	500	20,580

Health Care Equipment & Supplies (2.3%)
Baxter International, Inc.	2,450	141,659
Beckman Coulter, Inc.	400	25,820
Becton, Dickinson & Co.	1,345	115,468
Dentsply International, Inc.	600	23,160
IDEXX Laboratories, Inc.*	400	19,704
Medtronic, Inc.	1,370	66,267

		392,078

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Multi-Manager Large Cap Growth Fund

	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (0.8%)
Medco Health Solutions, Inc.*	1,100	$48,169
UnitedHealth Group, Inc.	1,900	65,284
WellPoint, Inc.*	700	30,891

		144,344

Hotels, Restaurants & Leisure (1.1%)
Carnival Corp.	300	12,144
McDonald’s Corp.	3,330	185,714

		197,858

Household Products (1.8%)
Colgate-Palmolive Co.	2,055	160,105
Procter & Gamble Co. (The)	2,135	149,599

		309,704

Independent Power Producers & Energy Traders (0.4%)
NRG Energy, Inc.*	1,700	66,283

Industrial Conglomerates (2.4%)
General Electric Co.	2,265	83,828
McDermott International, Inc.*	3,260	178,713
Textron, Inc.	2,900	160,718

		423,259

Insurance (1.0%)
Axis Capital Holdings Ltd.	800	27,184
MetLife, Inc.	2,360	142,214

		169,398

Internet & Catalog Retail (1.0%)
Amazon.Com, Inc.*	2,360	168,268

Internet Software & Services (2.7%)
eBay, Inc.*	1,975	58,934
Equinix, Inc.*	1,210	80,453
Google, Inc., Class A*	670	295,115
VeriSign, Inc.*	500	16,620
Yahoo!, Inc.*	500	14,465

		465,587

IT Services (2.0%)
Accenture Ltd., Class A	600	21,102
Cognizant Technology Solutions Corp., Class A*	3,860	111,284
Hewitt Associates, Inc., Class A*	900	35,793
Mastercard, Inc., Class A	790	176,162

		344,341

Life Sciences Tools & Services (2.2%)
Thermo Fisher Scientific, Inc.*	6,565	373,155

Machinery (2.6%)
Danaher Corp.	790	60,064
Deere & Co.	2,440	196,273
Flowserve Corp.	600	62,628
Ingersoll-Rand Co. Ltd., Class A	1,300	57,954
Joy Global, Inc.	900	58,644
Terex Corp.*	200	12,500

		448,063

Media (2.2%)
Comcast Corp., Special Class A	1,600	30,352
DIRECTV Group, Inc. (The)*	6,250	154,937
News Corp., Class A	4,870	91,313
Omnicom Group, Inc.	1,000	44,180
Time Warner, Inc.	4,500	63,090

		383,872

Metals & Mining (2.0%)
ArcelorMittal, Class A	2,540	207,772
Freeport-McMoRan Copper & Gold, Inc.	1,050	101,031
Southern Copper Co.	400	41,532

		350,335

Oil, Gas & Consumable Fuels (5.8%)
Apache Corp.	300	36,246
Cabot Oil & Gas Corp.	500	25,420
Canadian Natural Resources Ltd.	1,500	102,390
Chesapeake Energy Corp.	3,680	169,832
Exxon Mobil Corp.	700	59,206
Noble Energy, Inc.	400	29,120
Occidental Petroleum Corp.	2,085	152,560
Petroleo Brasileiro SA ADR BR	735	75,051
Spectra Energy Corp.	2,530	57,558
Valero Energy Corp.	600	29,466
W&T Offshore, Inc.	1,300	44,343
Williams Cos., Inc. (The)	4,630	152,697
XTO Energy, Inc.	1,240	76,706

		1,010,595

Personal Products (0.4%)
Herbalife Ltd.	1,300	61,750

Pharmaceuticals (4.3%)
Abbott Laboratories	2,345	129,327
Eli Lilly & Co.	1,000	51,590
Johnson & Johnson	2,225	144,336
Merck & Co., Inc.	5,050	191,647
Pfizer, Inc.	2,900	60,697
Teva Pharmaceutical Industries Ltd. ADR IL	2,970	137,184
Wyeth	900	37,584

		752,365

Real Estate Investment Trusts (REITs) (0.5%)
ProLogis	1,100	64,746
SL Green Realty Corp.	300	24,441

		89,187

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.	800	61,872

Road & Rail (0.4%)
J.B. Hunt Transport Services, Inc.	800	25,144
Landstar System, Inc.	300	15,648
Werner Enterprises, Inc.	1,900	35,264

		76,056

Semiconductors & Semiconductor Equipment (3.7%)
Applied Materials, Inc.	9,765	190,515
Intel Corp.	8,740	185,113
MEMC Electronic Materials, Inc.*	920	65,228
NVIDIA Corp.*	6,120	121,115
Texas Instruments, Inc.	3,100	87,637

		649,608

Software (6.0%)
Activision, Inc.*	1,500	40,965
Adobe Systems, Inc.*	6,265	222,971
Advent Software, Inc.*	1,300	55,406
Amdocs Ltd.*	2,500	70,900
Citrix Systems, Inc.*	1,660	48,688
Intuit, Inc.*	2,185	59,017
Microsoft Corp.	12,810	363,548
Oracle Corp.*	6,325	123,717
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Multi-Manager Large Cap Growth Fund

	Shares	Value
Common Stocks (continued)
Software (continued)
Salesforce.com, Inc.*	400	$23,148
Synopsys, Inc.*	1,300	29,523

		1,037,883

Specialty Retail (1.6%)
Abercrombie & Fitch Co., Class A	790	57,781
Aeropostale, Inc.*	900	24,399
Best Buy Co., Inc.	1,600	66,336
GameStop Corp., Class A*	1,100	56,881
Ross Stores, Inc.	800	23,968
TJX Cos., Inc.	1,300	42,991

		272,356

Textiles, Apparel & Luxury Goods (0.4%)
Nike, Inc., Class B	1,015	69,020

Tobacco (1.2%)
Altria Group, Inc.	1,700	37,740
Loews Corp. - Carolina Group	700	50,785
Philip Morris International, Inc.*	1,700	85,986
Reynolds American, Inc.	500	29,515

		204,026

Wireless Telecommunication Services (2.8%)
American Tower Corp., Class A*	7,870	308,583
NII Holdings, Inc.*	5,620	178,603

		487,186

Total Common Stocks		16,773,291

	Shares or
	Principal
	Amount	Value
Repurchase Agreements (7.5%)
CS First Boston, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $796,886, collateralized by U.S. Government Agency Mortgages with a market value of $812,765	$796,829	$796,829
Nomura Securities, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $499,541, collateralized by U.S. Government Agency Mortgages with a market value of $509,495	499,505	499,505

Total Repurchase Agreements		1,296,334

Total Investments (Cost $18,298,971) (a) — 103.9%		18,069,625

Liabilities in excess of other assets — (3.9)%		(672,424)

NET ASSETS — 100.0%		$17,397,201

*	Denotes a non-income producing security.

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

BR	Brazil

CH	Switzerland

FI	Finland

IL	Israel

IT	Italy

MX	Mexico
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
NVIT Multi-Manager Large Cap Value Fund

	Shares	Value
Common Stocks (93.7%)
Bermuda (3.9%)
Capital Markets (0.7%)
Invesco Ltd.	4,762	$116,002

Electronic Equipment & Instruments (0.2%)
Tyco Electronics Ltd.	1,100	37,752

Energy Equipment & Services (0.5%)
Weatherford International Ltd.*	1,154	83,631

Health Care Equipment & Supplies (0.5%)
Covidien Ltd.	2,200	97,350

Insurance (2.0%)
Allied World Assurance Co. Holdings Ltd.	400	15,880
Axis Capital Holdings Ltd.	1,400	47,572
Everest Re Group Ltd.	2,041	182,731
PartnerRe Ltd.	1,221	93,162

		339,345

		674,080

Canada (1.0%)
Oil, Gas & Consumable Fuels (1.0%)
Cameco Corp.	1,500	49,410
Petro-Canada	900	39,069
Talisman Energy, Inc.	4,700	83,190

		171,669

Cayman Islands (1.7%)
Insurance (1.7%)
ACE Ltd.	5,300	291,818
France (0.8%)
Oil, Gas & Consumable Fuels (0.5%)
Total SA ADR	1,100	81,411

Pharmaceutical (0.3%)(a)
Sanofi-Aventis SA	700	52,497

		133,908

Japan (0.5%)(a)
Tobacco (0.5%)
Japan Tobacco, Inc.	17	85,059

Netherlands (2.9%)
Food Products (2.9%)
Unilever NV	14,774	498,327

Singapore (0.3%)
Electronic Equipment & Instruments (0.3%)
Flextronics International Ltd.*	5,900	55,401

Sweden (0.3%)
Communications Equipment (0.3%)
Telefonaktiebolaget LM Ericsson ADR	2,700	53,055

Switzerland (0.6%)
Capital Markets (0.6%)
UBS AG	3,400	97,920

United Kingdom (1.1%)(a)
Commercial Bank (0.6%)
Royal Bank of Scotland Group PLC	15,773	105,653

Containers & Packaging (0.5%)
Rexam PLC	10,923	92,492

		198,145

United States (80.6%)
Aerospace & Defense (1.9%)
Alliant Techsystems, Inc.*	500	51,765
Goodrich Corp.	600	34,506
Honeywell International, Inc.	900	50,778
Northrop Grumman Corp.	1,000	77,810
United Technologies Corp.	1,691	116,375

		331,234

Air Freight & Logistics (0.6%)
United Parcel Service, Inc., Class B	1,400	102,228

Auto Components (0.9%)
Autoliv, Inc.	1,200	60,240
Johnson Controls, Inc.	2,818	95,248

		155,488

Automobiles (0.6%)
Ford Motor Co.*	18,400	105,248

Beverages (1.0%)
Coca-Cola Enterprises, Inc.	3,400	82,280
Pepsi Bottling Group, Inc.	2,300	77,993
PepsiAmericas, Inc.	600	15,318

		175,591

Biotechnology (1.1%)
Amgen, Inc.*	2,800	116,984
Genentech, Inc.*	879	71,357

		188,341

Capital Markets (2.8%)
Ameriprise Financial, Inc.	200	10,370
Bank of New York Mellon Corp.	1,800	75,114
Goldman Sachs Group, Inc. (The)	400	66,156
Lehman Brothers Holdings, Inc.	1,300	48,932
Merrill Lynch & Co., Inc.	1,793	73,047
Morgan Stanley	3,209	146,651
TD Ameritrade Holding Corp.*	3,300	54,483

		474,753

Chemicals (1.6%)
Air Products & Chemicals, Inc.	1,007	92,644
Bunge Ltd.	500	43,440
Celanese Corp., Series A	1,800	70,290
Dow Chemical Co. (The)	1,400	51,590
Eastman Chemical Co.	200	12,490

		270,454

Commercial Banks (2.1%)
BB&T Corp.	1,300	41,678
KeyCorp	1,995	43,790
M&T Bank Corp.	476	38,309
SunTrust Banks, Inc.	696	38,377
Wachovia Corp.	3,193	86,211
Wells Fargo & Co.	3,700	107,670

		356,035

Commercial Services & Supplies (0.7%)
Allied Waste Industries, Inc.*	1,800	19,458
Copart, Inc.*	600	23,256
Waste Management, Inc.	2,434	81,685

		124,399

Communications Equipment (2.0%)
Cisco Systems, Inc.*	4,200	101,178
Corning, Inc.	3,900	93,756
JDS Uniphase Corp.*	4,800	64,272
QUALCOMM, Inc.	2,000	82,000

		341,206

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Multi-Manager Large Cap Value Fund

	Shares	Value
Common Stocks (continued)
United States (continued)
Computers & Peripherals (2.2%)
Hewlett-Packard Co.	4,868	$222,273
International Business Machines Corp.	1,231	141,737
Lexmark International, Inc., Class A*	300	9,216
Sun Microsystems, Inc.*	900	13,977

		387,203

Construction & Engineering (0.0%)
URS Corp.*	100	3,269

Consumer Finance (1.5%)
Capital One Financial Corp.	1,100	54,142
SLM Corp.*	6,881	105,623
Visa, Inc., Class A*	1,727	107,696

		267,461

Containers & Packaging (0.5%)
Owens-Illinois, Inc.*	800	45,144
Smurfit-Stone Container Corp.*	800	6,160
Temple-Inland, Inc.	2,700	34,344

		85,648

Diversified Financial Services (5.4%)
Bank of America Corp.	14,170	537,185
Citigroup, Inc.	5,861	125,542
JPMorgan Chase & Co.	6,344	272,475

		935,202

Diversified Telecommunication Services (2.0%)
AT&T, Inc.	5,212	199,620
Verizon Communications, Inc.	3,900	142,155

		341,775

Electric Utilities (4.3%)
American Electric Power Co., Inc.	100	4,163
Edison International	1,400	68,628
Entergy Corp.	2,687	293,098
Exelon Corp.	864	70,217
FirstEnergy Corp.	2,594	178,000
Progress Energy, Inc.	2,900	120,930

		735,036

Electrical Equipment (0.0%)
Hubbell, Inc., Class B	100	4,369

Electronic Equipment & Instruments (0.9%)
Arrow Electronics, Inc.*	3,600	121,140
Avnet, Inc.*	1,100	36,003

		157,143

Energy Equipment & Services (1.0%)
Baker Hughes, Inc.	900	61,650
Transocean, Inc.*	870	117,624

		179,274

Food & Staples Retailing (1.1%)
BJ’s Wholesale Club, Inc.*	400	14,276
Safeway, Inc.	800	23,480
SUPERVALU, Inc.	4,267	127,925
Wal-Mart Stores, Inc.	400	21,072

		186,753

Health Care Equipment & Supplies (1.3%)
Baxter International, Inc.	3,865	223,474

Health Care Providers & Services (1.8%)
Aetna, Inc.	2,700	113,643

Laboratory Corp. of America Holdings*	1,007	74,196
WellPoint, Inc.*	2,955	130,404

		318,243

Hotels, Restaurants & Leisure (0.0%)
McDonald’s Corp.	100	5,577

Household Durables (1.2%)
KB HOME	1,000	24,730
Leggett & Platt, Inc.	3,400	51,850
Newell Rubbermaid, Inc.	4,740	108,404
Whirlpool Corp.	200	17,356

		202,340

Household Products (0.4%)
Energizer Holdings, Inc.*	100	9,048
Kimberly-Clark Corp.	800	51,640
Procter & Gamble Co. (The)	100	7,007

		67,695

Industrial Conglomerate (2.0%)
General Electric Co.	9,393	347,635

Insurance (3.3%)
American International Group, Inc.	3,804	164,523
Fidelity National Financial, Inc., Class A	700	12,831
Hartford Financial Services Group, Inc. (The)	1,431	108,427
Loews Corp.	400	16,088
MBIA, Inc.	3,500	42,770
Prudential Financial, Inc.	1,134	88,735
Reinsurance Group of America, Inc.	200	10,888
StanCorp Financial Group, Inc.	300	14,313
Travelers Cos., Inc. (The)	1,929	92,303
Unum Group	600	13,206
W.R. Berkley Corp.	300	8,307

		572,391

Internet Software & Services (0.8%)
eBay, Inc.*	4,795	143,083

IT Services (0.3%)
Computer Sciences Corp.*	1,100	44,869

Machinery (1.3%)
AGCO Corp.*	600	35,928
Caterpillar, Inc.	1,025	80,247
Crane Co.	100	4,035
Deere & Co.	1,200	96,528
Timken Co. (The)	100	2,972

		219,710

Media (4.3%)
CBS Corp., Class B	1,500	33,120
Comcast Corp., Class A	20,161	389,914
Time Warner, Inc.	17,298	242,518
Virgin Media, Inc.	4,700	66,129
Walt Disney Co. (The)	200	6,276

		737,957

Metals & Mining (1.1%)
Alcoa, Inc.	1,100	39,666
Nucor Corp.	1,665	112,787
Reliance Steel & Aluminum Co.	600	35,916

		188,369

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Multi-Manager Large Cap Value Fund

	Shares	Value
Common Stocks (continued)
United States (continued)
Multi-Utilities (0.9%)
Consolidated Edison, Inc.	400	$15,880
PG&E Corp.	1,488	54,788
Sempra Energy	1,500	79,920

		150,588

Multiline Retail (0.5%)
J.C. Penney Co., Inc.	2,471	93,181

Natural Gas Utilities (0.1%)
Oneok, Inc.	400	17,852
UGI Corp.	200	4,984

		22,836

Oil, Gas & Consumable Fuels (14.5%)
Apache Corp.	400	48,328
Arch Coal, Inc.	1,400	60,900
Chevron Corp.	1,600	136,576
ConocoPhillips	1,700	129,557
Devon Energy Corp.	3,642	379,970
EOG Resources, Inc.	696	83,520
Exxon Mobil Corp.	6,235	527,356
Frontier Oil Corp.	1,000	27,260
Hess Corp.	2,761	243,465
Murphy Oil Corp.	500	41,070
Newfield Exploration Co.*	2,300	121,555
Noble Energy, Inc.	1,300	94,640
Occidental Petroleum Corp.	1,060	77,560
Range Resources Corp.	3,880	246,186
St. Mary Land & Exploration Co.	300	11,550
Valero Energy Corp.	800	39,288
Williams Cos., Inc. (The)	7,284	240,227

		2,509,008

Paper & Forest Products (0.1%)
International Paper Co.	700	19,040

Personal Products (0.3%)
Alberto-Culver Co.	200	5,482
Avon Products, Inc.	1,000	39,540

		45,022

Pharmaceuticals (5.1%)
Abbott Laboratories	2,342	129,161
Johnson & Johnson	3,257	211,282
Merck & Co., Inc.	100	3,795
Pfizer, Inc.	7,300	152,789
Schering-Plough Corp.	6,600	95,106
Wyeth	6,947	290,107

		882,240

Real Estate Investment Trusts (REITs) (1.0%)
Apartment Investment & Management Co., Class A	200	7,162
AvalonBay Communities, Inc.	100	9,652
Equity Residential	300	12,447
HCP, Inc.	200	6,762
Hospitality Properties Trust	300	10,206
Host Hotels & Resorts, Inc.	500	7,960
Kimco Realty Corp.	200	7,834
Public Storage	100	8,862
Simon Property Group, Inc.	100	9,291
Vornado Realty Trust	997	85,951

		166,127

Road & Rail (0.4%)
Ryder System, Inc.	800	48,728

Union Pacific Corp.	100	12,538

		61,266

Software (1.3%)
Intuit, Inc.*	3,752	101,342
Microsoft Corp.	2,800	79,464
Symantec Corp.*	2,900	48,198

		229,004

Specialty Retail (1.2%)
American Eagle Outfitters, Inc.	2,700	47,277
Barnes & Noble, Inc.	1,100	33,715
Home Depot, Inc. (The)	4,400	123,068

		204,060

Thrifts & Mortgage Finance (0.9%)
Fannie Mae	4,300	113,176
Freddie Mac	1,900	48,108

		161,284

Tobacco (1.4%)
Altria Group, Inc.	3,299	73,238
Philip Morris International, Inc.*	3,299	166,863

		240,101

Wireless Telecommunication Services (0.9%)
Sprint Nextel Corp.	21,230	142,029
Telephone & Data Systems, Inc.	200	7,854

		149,883

		13,913,093

Total Common Stocks		16,172,475

	Shares or
	Principal
	Amount	Value
U.S. Treasury Note (0.1%)(b)
United States Treasury Bill	$10,000	$9,994

Repurchase Agreements (12.2%)
CS First Boston, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $1,300,594, collateralized by U.S. Government Agency Mortgages with a market value of $1,326,511	1,300,501	1,300,501
Nomura Securities, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $815,299, collateralized by U.S. Government Agency Mortgages with a market value of $831,545	815,240	815,240

Total Repurchase Agreements		2,115,741

Total Investments (Cost $18,670,933) (c) — 106.0%		18,298,210

Liabilities in excess of other assets — (6.0)%		(1,032,743)

NET ASSETS — 100.0%		$17,265,467

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	The rate reflected in the Statement of Investments is the effective yield as of March 31, 2008.

(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt
At March 31, 2008, the Fund’s open futures contracts were as follows:

Number			Market Value	Unrealized
of Contracts	Long Contracts	Expiration	Covered By Contracts	Appreciation/Depreciation
1	S&P 500 Emini Futures	6/20/08	66,200	(877)
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
NVIT Multi-Manager Mid Cap Growth Fund

	Shares	Value
Common Stocks (94.6%)
Aerospace & Defense (4.8%)
AerCap Holdings NV*	1,500	$26,370
Alliant Techsystems, Inc.*	200	20,706
BE Aerospace, Inc.*	2,307	80,630
CAE, Inc.	2,500	28,275
Precision Castparts Corp.	604	61,656
Rockwell Collins, Inc.	500	28,575

		246,212

Air Freight & Logistics (1.1%)
CH Robinson Worldwide, Inc.	500	27,200
Expeditors International Washington, Inc.	600	27,108

		54,308

Auto Components (0.2%)
ArvinMeritor, Inc.	889	11,121

Beverages (0.5%)
Hansen Natural Corp.*	700	24,710

Biotechnology (3.2%)
Alexion Pharmaceuticals, Inc.*	346	20,518
Applera Corp. - Celera Group*	800	11,760
BioMarin Pharmaceutical, Inc.*	1,588	56,167
CSL Ltd.(a)	443	15,014
Millennium Pharmaceuticals, Inc.*	776	11,997
Myriad Genetics, Inc.*	500	20,145
United Therapeutics Corp.*	300	26,010

		161,611

Capital Markets (3.3%)
Affiliated Managers Group, Inc.*	200	18,148
BlackRock, Inc.	95	19,397
FCStone Group, Inc.*	750	20,775
GFI Group, Inc.	400	22,920
Jefferies Group, Inc.	700	11,291
Lazard Ltd., Class A	900	34,380
Northern Trust Corp.	449	29,845
State Street Corp.	130	10,270

		167,026

Chemicals (3.8%)
Airgas, Inc.	800	36,376
Ecolab, Inc.	1,000	43,430
Monsanto Co.	570	63,555
Mosaic Co. (The)*	185	18,981
Syngenta AG(a)	84	24,545
Terra Industries, Inc.*	267	9,487

		196,374

Commercial Services & Supplies (4.0%)
Copart, Inc.*	300	11,628
Corrections Corp. of America*	1,500	41,280
Covanta Holding Corp.*	500	13,750
FTI Consulting, Inc.*	673	47,810
Huron Consulting Group, Inc.*	300	12,465
IHS, Inc., Class A*	600	38,586
Stericycle, Inc.*	700	36,050

		201,569

Communications Equipment (1.5%)
Harris Corp.	500	24,265
Juniper Networks, Inc.*	1,484	37,100
Polycom, Inc.*	700	15,778

		77,143

Computers & Peripherals (0.2%)
Apple, Inc.*	86	12,341

Construction & Engineering (2.6%)
Fluor Corp.	300	42,348
Foster Wheeler Ltd.*	721	40,823
Quanta Services, Inc.*	898	20,806
Shaw Group, Inc. (The)*	562	26,493

		130,470

Consumer Finance (0.6%)
Visa, Inc., Class A*	500	31,180

Containers & Packaging (2.4%)
Owens-Illinois, Inc.*	2,158	121,776

Distributor (0.4%)
LKQ Corp.*	1,000	22,470

Diversified Consumer Services (1.7%)
DeVry, Inc.	1,127	47,154
Strayer Education, Inc.	275	41,937

		89,091

Diversified Financial Services (1.0%)
Intercontinental Exchange, Inc.*	300	39,150
Nasdaq OMX Group (The)*	254	9,820

		48,970

Electrical Equipment (2.2%)
Ametek, Inc.	600	26,346
First Solar, Inc.*	151	34,902
JA Solar Holdings Co. Ltd. ADR - CN*	1,072	19,939
Vestas Wind Systems AS*(a)	292	32,147

		113,334

Electronic Equipment & Instruments (1.6%)
Dolby Laboratories, Inc., Class A*	800	29,008
Itron, Inc.*	250	22,558
Trimble Navigation Ltd.*	1,000	28,590

		80,156

Energy Equipment & Services (3.6%)
Core Laboratories NV*	89	10,618
Dresser-Rand Group, Inc.*	952	29,274
Helmerich & Payne, Inc.	236	11,061
ION Geophysical Corp.*	1,200	16,560
National Oilwell Varco, Inc.*	766	44,719
Patterson-UTI Energy, Inc.	445	11,650
Smith International, Inc.	500	32,115
Weatherford International Ltd.*	370	26,814

		182,811

Food & Staples Retailing (0.8%)
Shoppers Drug Mart Corp.	800	40,491

Health Care Equipment & Supplies (4.2%)
CR Bard, Inc.	500	48,200
Gen-Probe, Inc.*	600	28,920
Hologic, Inc.*	1,100	61,160
Idexx Laboratories, Inc.*	400	19,704
Intuitive Surgical, Inc.*	100	32,435
Wright Medical Group, Inc.*	1,000	24,140

		214,559

Health Care Providers & Services (3.0%)
Express Scripts, Inc.*	1,253	80,593
Medco Health Solutions, Inc.*	1,100	48,169
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Multi-Manager Mid Cap Growth Fund

	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (continued)
VCA Antech, Inc.*	800	$21,880

		150,642

Health Care Technology (0.6%)
Cerner Corp.*	800	29,824

Hotels, Restaurants & Leisure (4.1%)
Bally Technologies, Inc.*	824	28,296
International Game Technology	568	22,839
Las Vegas Sands Corp.*	127	9,352
Melco PBL Entertainment Macau Ltd. ADR - HK*	1,500	17,070
Orient-Express Hotels Ltd., A Shares	600	25,896
Penn National Gaming, Inc.*	700	30,611
Scientific Games Corp., Class A*	600	12,666
WMS Industries, Inc.*	1,686	60,646

		207,376

Household Durables (0.2%)
Tupperware Brands Corp.	303	11,720

Household Products (0.5%)
Energizer Holdings, Inc.*	300	27,144

Independent Power Producers & Energy Traders (0.2%)
Reliant Energy, Inc.*	492	11,636

Industrial Conglomerate (0.3%)
McDermott International, Inc.*	300	16,446

Insurance (0.9%)
Aflac, Inc.	734	47,673

Internet & Catalog Retail (0.3%)
Priceline.com, Inc.*	133	16,074

Internet Software & Services (1.1%)
Mercadolibre, Inc.*	264	10,497
Omniture, Inc.*	400	9,284
VeriSign, Inc.*	297	9,872
VistaPrint Ltd.*	700	24,465

		54,118

IT Services (4.1%)
Alliance Data Systems Corp.*	500	23,755
Cognizant Technology Solutions Corp., Class A*	2,000	57,660
Fiserv, Inc.*	200	9,618
Iron Mountain, Inc.*	1,000	26,440
Mastercard, Inc., Class A	363	80,945
Total System Services, Inc.	500	11,830

		210,248

Life Sciences Tools & Services (3.5%)
Charles River Laboratories International, Inc.*	100	5,894
Covance, Inc.*	184	15,266
Invitrogen Corp.*	246	21,026
Parexel International Corp.*	579	15,112
Pharmaceutical Product Development, Inc.	800	33,520
Thermo Fisher Scientific, Inc.*	1,547	87,932

		178,750

Machinery (3.7%)
AGCO Corp.*	992	59,401
Bucyrus International, Inc., Class A	135	13,723
Chart Industries, Inc.*	300	10,152
Danaher Corp.	500	38,015
Flowserve Corp.	661	68,995

		190,286

Media (1.0%)
Focus Media Holding Ltd. ADR - CN*	700	24,605
Liberty Global, Inc., Class A*	830	28,286

		52,891

Metals & Mining (1.1%)
Agnico-Eagle Mines Ltd.	150	10,157
Cia Siderurgica Nacional SA ADR - BR	292	10,509
Cleveland-Cliffs, Inc.	237	28,397
Mechel ADR - RU	41	4,665

		53,728

Oil, Gas & Consumable Fuels (7.0%)
Alpha Natural Resources, Inc.*	610	26,498
Concho Resources, Inc.*	800	20,512
Consol Energy, Inc.	354	24,493
Continental Resources, Inc.*	600	19,134
Denbury Resources, Inc.*	2,500	71,375
Foundation Coal Holdings, Inc.	181	9,110
Murphy Oil Corp.	300	24,642
Quicksilver Resources, Inc.*	474	17,315
Range Resources Corp.	1,000	63,450
Southwestern Energy Co.*	864	29,108
Ultra Petroleum Corp.*	205	15,888
XTO Energy, Inc.	600	37,116

		358,641

Personal Products (1.6%)
Avon Products, Inc.	246	9,727
Bare Escentuals, Inc.*	900	21,078
Chattem, Inc.*	500	33,170
Herbalife Ltd.	322	15,295

		79,270

Pharmaceutical (0.6%)
Perrigo Co.	750	28,298

Real Estate Investment Trust (REIT) (0.1%)
Annaly Capital Management, Inc.	255	3,907

Road & Rail (0.3%)
CSX Corp.	306	17,157

Semiconductors & Semiconductor Equipment (3.3%)
Intersil Corp., Class A	515	13,220
MEMC Electronic Materials, Inc.*	1,009	71,538
Microchip Technology, Inc.	600	19,638
Microsemi Corp.*	1,758	40,083
Varian Semiconductor Equipment Associates, Inc.*	500	14,075
Xilinx, Inc.	411	9,761

		168,315

Software (4.4%)
Activision, Inc.*	3,676	100,392
Ansys, Inc.*	1,000	34,520
Autodesk, Inc.*	500	15,740
Citrix Systems, Inc.*	1,000	29,330
Informatica Corp.*	572	9,758
McAfee, Inc.*	297	9,828
Salesforce.com, Inc.*	400	23,148

		222,716

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Multi-Manager Mid Cap Growth Fund

	Shares	Value
Common Stocks (continued)
Specialty Retail (4.6%)
Abercrombie & Fitch Co., Class A	400	$29,256
Aeropostale, Inc.*	432	11,712
GameStop Corp., Class A*	1,432	74,049
Guess?, Inc.	860	34,804
J Crew Group, Inc.*	232	10,247
Tractor Supply Co.*	273	10,789
Urban Outfitters, Inc.*	1,992	62,449

		233,306

Textiles, Apparel & Luxury Goods (0.3%)
Crocs, Inc.*	167	2,917
Gildan Activewear, Inc. ADR - CA*	274	10,237

		13,154

Tobacco (0.4%)
Swedish Match AB(a)	462	10,093
UST, Inc.	211	11,503

		21,596

Trading Companies & Distributors (0.5%)
Fastenal Co.	600	27,558

Wireless Telecommunication Services (3.2%)
American Tower Corp., Class A*	1,000	39,210
NII Holdings, Inc.*	1,214	38,581
SBA Communications Corp., Class A*	2,800	83,524

		161,315

Total Common Stocks		4,821,512

	Shares or
	Principal
	Amount	Value
Repurchase Agreements (5.4%)
CS First Boston, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $168,943, collateralized by U.S. Government Agency Mortgages with a market value of $172,310	$168,931	$168,931
Nomura Securities, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $105,906, collateralized by U.S. Government Agency Mortgages with a market value of $108,016	105,898	105,898

Total Repurchase Agreements		274,829

Total Investments
(Cost $5,180,290) (b) — 100.0%		5,096,341

Other assets in excess of liabilities — 0.0%		1,669

NET ASSETS — 100.0%		$5,098,010

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

BR	Brazil

CA	Canada

CH	Switzerland

CN	China

HK	Hong Kong

IT	Italy

RU	Russian Federation
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
NVIT Multi-Manager Mid Cap Value Fund

	Shares	Value
Common Stocks (94.5%)
Aerospace & Defense (1.5%)
Alliant Techsystems, Inc.*	500	$51,765
Goodrich Corp.	408	23,464
Rockwell Collins, Inc.	400	22,860
Spirit Aerosystems Holdings, Inc., Class A*	262	5,811

		103,900

Airlines (0.8%)
AMR Corp.*	542	4,889
Continental Airlines, Inc., Class B*	282	5,423
Delta Air Lines, Inc.*	474	4,076
Northwest Airlines Corp.*	463	4,162
Southwest Airlines Co.	2,508	31,099
UAL Corp.	113	2,433
US Airways Group, Inc.*	561	4,999

		57,081

Auto Components (1.0%)
ArvinMeritor, Inc.	869	10,871
Autoliv, Inc.	489	24,548
Goodyear Tire & Rubber Co. (The)*	333	8,591
Johnson Controls, Inc.	237	8,011
Magna International, Inc., Class A	139	10,029
WABCO Holdings, Inc.	257	11,724

		73,774

Automobiles (1.4%)
Bayerische Motoren Werke AG(a)	386	21,309
Ford Motor Co.*	8,408	48,094
General Motors Corp.	625	11,906
Winnebago Industries, Inc.	1,034	17,475

		98,784

Beverages (1.6%)
Anheuser-Busch Cos., Inc.	872	41,376
Coca-Cola Enterprises, Inc.	278	6,728
Molson Coors Brewing Co., Class B	900	47,313
Pepsi Bottling Group, Inc.	463	15,700

		111,117

Building Products (0.6%)
Masco Corp.	803	15,924
Trane, Inc.	479	21,986
USG Corp.*	216	7,953

		45,863

Capital Markets (1.4%)
AllianceBernstein Holding	387	24,528
Ameriprise Financial, Inc.	361	18,718
Invesco Ltd.	256	6,236
Legg Mason, Inc.	341	19,089
Northern Trust Corp.	500	33,235

		101,806

Chemicals (3.9%)
Agrium, Inc.	400	24,844
Celanese Corp., Series A	1,300	50,765
Eastman Chemical Co.	540	33,723
Ferro Corp.	682	10,135
International Flavors & Fragrances, Inc.	407	17,929
Lubrizol Corp.	969	53,789
Minerals Technologies, Inc.	439	27,569
Mosaic Co. (The)*	232	23,803
Olin Corp.	507	10,018
PPG Industries, Inc.	398	24,083
Rohm & Haas Co.	79	4,272

		280,930

Commercial Banks (2.3%)
Associated Banc-Corp	910	24,233
Commerce Bancshares, Inc.	721	30,304
Marshall & Ilsley Corp.	2,073	48,093
South Financial Group, Inc. (The)	1,117	16,599
SunTrust Banks, Inc.	414	22,828
United Bankshares, Inc.	378	10,074
Zions Bancorp.	275	12,526

		164,657

Commercial Services & Supplies (4.0%)
Avery Dennison Corp.	747	36,790
Covanta Holding Corp.*	1,400	38,500
Deluxe Corp.	285	5,475
Dun & Bradstreet Corp.	77	6,266
HNI Corp.	993	26,702
Manpower, Inc.	200	11,252
Pitney Bowes, Inc.	906	31,728
Republic Services, Inc.	2,235	65,352
Ritchie Bros Auctioneers, Inc.	253	20,776
Waste Management, Inc.	1,218	40,876

		283,717

Communications Equipment (1.0%)
EchoStar Corp., A Shares*	800	23,632
Harris Corp.	800	38,824
Tellabs, Inc.*	1,685	9,183

		71,639

Computers & Peripherals (1.2%)
Diebold, Inc.	875	32,857
Emulex Corp.*	951	15,444
QLogic Corp.*	752	11,543
Western Digital Corp.*	1,000	27,040

		86,884

Construction & Engineering (0.7%)
Chicago Bridge & Iron Co. NV	320	12,557
Fluor Corp.	95	13,410
Foster Wheeler Ltd.*	400	22,648
Insituform Technologies, Inc., Class A*	101	1,397

		50,012

Containers & Packaging (2.7%)
Bemis Co., Inc.	3,887	98,846
Crown Holdings, Inc.*	1,600	40,256
Owens-Illinois, Inc.*	900	50,787

		189,889

Distributor (0.5%)
Genuine Parts Co.	863	34,710

Diversified Telecommunication Services (0.8%)
CenturyTel, Inc.	296	9,839
Embarq Corp.	600	24,060
Qwest Communications International, Inc.	2,634	11,932
Windstream Corp.	909	10,863

		56,694

Electric Utilities (3.0%)
Empire District Electric Co. (The)	489	9,902
IDACORP, Inc.	589	18,913
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Multi-Manager Mid Cap Value Fund

	Shares	Value
Common Stocks (continued)
Electric Utilities (continued)
Pinnacle West Capital Corp.	143	$5,016
Portland General Electric Co.	3,419	77,099
PPL Corp.	1,200	55,104
Sierra Pacific Resources	1,496	18,895
Westar Energy, Inc.	1,451	33,039

		217,968

Electrical Equipment (1.3%)
A.O. Smith Corp.	296	9,730
Cooper Industries Ltd., Class A	617	24,773
Hubbell, Inc., Class B	821	35,869
Rockwell Automation, Inc.	443	25,437

		95,809

Electronic Equipment & Instruments (2.5%)
Agilent Technologies, Inc.*	815	24,311
Arrow Electronics, Inc.*	500	16,825
Celestica, Inc.*	2,266	15,228
Flextronics International Ltd.*	1,922	18,048
Littelfuse, Inc.*	364	12,729
Molex, Inc.	1,789	41,433
Tyco Electronics Ltd.	970	33,290
Vishay Intertechnology, Inc.*	2,095	18,981

		180,845

Energy Equipment & Services (2.0%)
BJ Services Co.	1,027	29,280
Cameron International Corp.*	559	23,277
ENSCO International, Inc.	100	6,262
Helix Energy Solutions Group, Inc.*	600	18,900
Nabors Industries Ltd.*	212	7,159
National Oilwell Varco, Inc.*	162	9,457
Smith International, Inc.	183	11,754
Transocean, Inc.*	134	18,117
Weatherford International Ltd.*	302	21,886

		146,092

Food & Staples Retailing (0.4%)
Kroger Co. (The)	1,000	25,400

Food Products (3.7%)
Campbell Soup Co.	1,053	35,749
ConAgra Foods, Inc.	1,532	36,691
Diamond Foods, Inc.	380	6,893
General Mills, Inc.	283	16,946
H.J. Heinz Co.	932	43,776
Hershey Co. (The)	638	24,034
Kellogg Co.	407	21,392
Kraft Foods, Inc., Class A	1,812	56,190
Maple Leaf Foods, Inc.	1,226	15,591
Reddy Ice Holdings, Inc.	354	4,613

		261,875

Health Care Equipment & Supplies (2.2%)
Beckman Coulter, Inc.	793	51,188
Boston Scientific Corp.*	334	4,299
Covidien Ltd.	354	15,664
Hospira, Inc.*	1,431	61,204
STERIS Corp.	371	9,954
Symmetry Medical, Inc.*	786	13,048

		155,357

Health Care Providers & Services (2.8%)
AmerisourceBergen Corp.	400	16,392
CIGNA Corp.	1,100	44,627
Laboratory Corp. of America Holdings*	400	29,472
LifePoint Hospitals, Inc.*	627	17,224
McKesson Corp.	128	6,703
Pediatrix Medical Group, Inc.*	400	26,960
Quest Diagnostics, Inc.	600	27,162
Universal Health Services, Inc., Class B	547	29,369

		197,909

Health Care Technology (0.2%)
IMS Health, Inc.	613	12,879

Hotels, Restaurants & Leisure (2.1%)
International Speedway Corp., Class A	1,451	59,781
Royal Caribbean Cruises Ltd.	1,131	37,210
Speedway Motorsports, Inc.	2,045	51,268

		148,259

Household Durables (1.6%)
Centex Corp.	107	2,591
D.R. Horton, Inc.	169	2,662
Hunter Douglas NV(a)	444	30,020
KB HOME	104	2,572
Mohawk Industries, Inc.*	138	9,882
Pulte Homes, Inc.	147	2,139
Stanley Works (The)	568	27,048
Whirlpool Corp.	439	38,096

		115,010

Household Products (1.5%)
Clorox Co.	380	21,523
Kimberly-Clark Corp.	1,275	82,301
		103,824

Independent Power Producers & Energy Traders (0.1%)
Mirant Corp.*	143	5,204

Industrial Conglomerates (0.8%)
McDermott International, Inc.*	243	13,321
Textron, Inc.	800	44,336

		57,657

Insurance (9.1%)
ACE Ltd.	606	33,366
Allstate Corp. (The)	857	41,187
AMBAC Financial Group, Inc.	162	931
AON Corp.	959	38,552
Arch Capital Group Ltd.*	400	27,468
Arthur J. Gallagher & Co.	909	21,471
Assurant, Inc.	600	36,516
Axis Capital Holdings Ltd.	571	19,403
Chubb Corp.	429	21,227
Cincinnati Financial Corp.	400	15,216
Everest Re Group Ltd.	526	47,093
Genworth Financial, Inc., Class A	695	15,735
Hartford Financial Services Group, Inc. (The)	285	21,594
Horace Mann Educators Corp.	580	10,138
Lincoln National Corp.	230	11,960
Loews Corp.	364	14,640
Marsh & McLennan Cos., Inc.	2,097	51,062
MBIA, Inc.	253	3,092
PartnerRe Ltd.	1,376	104,989
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Multi-Manager Mid Cap Value Fund

	Shares	Value
Common Stocks (continued)
Insurance (continued)
RenaissanceRe Holdings Ltd.	600	$31,146
Safeco Corp.	400	17,552
W.R. Berkley Corp.	1,100	30,459
Willis Group Holdings Ltd.	336	11,293
XL Capital Ltd., Class A	926	27,363

		653,453

IT Services (2.0%)
Computer Sciences Corp.*	366	14,929
Electronic Data Systems Corp.	925	15,401
Hewitt Associates, Inc., Class A*	1,900	75,563
Total System Services, Inc.	1,600	37,856

		143,749

Leisure Equipment & Products (0.8%)
Eastman Kodak Co.	667	11,786
Hasbro, Inc.	733	20,451
Polaris Industries, Inc.	246	10,088
RC2 Corp.*	612	12,834

		55,159

Life Sciences Tools & Services (0.5%)
PerkinElmer, Inc.	1,600	38,800

Machinery (3.8%)
AGCO Corp.*	754	45,150
Altra Holdings, Inc.*	2,240	30,128
Cummins, Inc.	217	10,160
Dover Corp.	514	21,475
Eaton Corp.	587	46,766
Ingersoll-Rand Co. Ltd., Class A	742	33,078
Kaydon Corp.	496	21,779
Manitowoc Co., Inc. (The)	465	18,972
Pall Corp.	600	21,042
Terex Corp.*	322	20,125
Timken Co. (The)	105	3,121

		271,796

Media (0.8%)
Interpublic Group of Cos., Inc. (The)*	1,211	10,184
McGraw-Hill Cos., Inc. (The)	447	16,517
National CineMedia, Inc.	709	15,938
Regal Entertainment Group, Class A	934	18,017

		60,656

Metals & Mining (0.5%)
Freeport-McMoRan Copper & Gold, Inc.	221	21,265
Nucor Corp.	230	15,580

		36,845

Multi-Utilities (4.3%)
Ameren Corp.	420	18,497
CenterPoint Energy, Inc.	4,000	57,080
Consolidated Edison, Inc.	121	4,804
DTE Energy Co.	126	4,900
Energy East Corp.	290	6,995
NiSource, Inc.	285	4,913
OGE Energy Corp.	1,200	37,404
Puget Energy, Inc.	1,259	32,570
Sempra Energy	983	52,374
TECO Energy, Inc.	2,300	36,685
Wisconsin Energy Corp.	851	37,436
Xcel Energy, Inc.	787	15,701

		309,359

Multiline Retail (1.0%)
Family Dollar Stores, Inc.	1,351	26,345
J.C. Penney Co., Inc.	48	1,810
Kohl’s Corp.*	497	21,316
Macy’s, Inc.	901	20,777
Nordstrom, Inc.	57	1,858

		72,106

Natural Gas Utilities (4.3%)
AGL Resources, Inc.	209	7,173
Equitable Resources, Inc.	575	33,867
Nicor, Inc.	1,252	41,955
Oneok, Inc.	1,200	53,556
Questar Corp.	1,003	56,730
Southwest Gas Corp.	2,680	74,933
WGL Holdings, Inc.	1,120	35,907

		304,121

Oil, Gas & Consumable Fuels (4.5%)
Apache Corp.	202	24,406
Chesapeake Energy Corp.	269	12,414
CONSOL Energy, Inc.	400	27,676
El Paso Corp.	1,270	21,133
Enbridge, Inc.	739	30,417
Hess Corp.	505	44,531
Newfield Exploration Co.*	1,243	65,693
Overseas Shipholding Group, Inc.	200	14,008
Pioneer Natural Resources Co.	478	23,479
Southwestern Energy Co.*	1,064	35,846
Sunoco, Inc.	189	9,917
Tesoro Corp.	500	15,000

		324,520

Paper & Forest Products (1.0%)
Domtar Corp.*	1,600	10,928
MeadWestvaco Corp.	1,392	37,890
Weyerhaeuser Co.	381	24,780

		73,598

Pharmaceuticals (0.7%)
Bristol-Myers Squibb Co.	461	9,819
King Pharmaceuticals, Inc.*	600	5,220
Mylan, Inc.	1,797	20,845
Watson Pharmaceuticals, Inc.*	595	17,446

		53,330

Real Estate Investment Trusts (REITs) (2.5%)
Boston Properties, Inc.	457	42,076
Equity Residential	400	16,596
Host Hotels & Resorts, Inc.	436	6,941
Kimco Realty Corp.	71	2,781
Plum Creek Timber Co., Inc.	900	36,630
Public Storage	80	7,090
Rayonier, Inc.	1,078	46,828
Realty Income Corp.	275	7,045
Simon Property Group, Inc.	159	14,773

		180,760

Real Estate Management & Development (0.1%)
The St. Joe Co.	202	8,672

Road & Rail (2.0%)
Canadian Pacific Railway Ltd.	500	32,145
CSX Corp.	1,362	76,367
Heartland Express, Inc.	702	10,011
Kansas City Southern*	559	22,421

		140,944

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
NVIT Multi-Manager Mid Cap Value Fund

	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (1.8%)
Intersil Corp., Class A	596	$15,299
KLA-Tencor Corp.	598	22,186
LSI Corp.*	3,347	16,568
Maxim Integrated Products, Inc.	798	16,271
Microchip Technology, Inc.	531	17,380
Micron Technology, Inc.*	2,104	12,561
National Semiconductor Corp.	854	15,645
Teradyne, Inc.*	790	9,812

		125,722

Software (2.1%)
BMC Software, Inc.*	2,198	71,479
McAfee, Inc.*	507	16,776
Sybase, Inc.*	1,800	47,340
Synopsys, Inc.*	708	16,079

		151,674

Specialty Retail (1.1%)
Bed Bath & Beyond, Inc.*	553	16,314
Lowe’s Cos., Inc.	942	21,609
Sherwin-Williams Co. (The)	85	4,338
TJX Cos., Inc.	1,100	36,377

		78,638

Textiles, Apparel & Luxury Goods (0.4%)
Liz Claiborne, Inc.	371	6,734
V.F. Corp.	292	22,633

		29,367

Thrifts & Mortgage Finance (0.8%)
People’s United Financial, Inc.	2,536	43,898
Washington Federal, Inc.	561	12,813

		56,711

Tobacco (0.5%)
Loews Corp. - Carolina Group	424	30,761
Reynolds American, Inc.	79	4,664

		35,425

Trading Companies & Distributors (0.3%)
W.W. Grainger, Inc.	242	18,486

Total Common Stocks		6,759,436

Exchange Traded Fund (1.2%)
iShares S&P MidCap 400 Index Fund	1,081	84,005

	Shares or
	Principal
	Amount	Value
Repurchase Agreements (18.8%)
CS First Boston, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $825,562, collateralized by U.S. Government Agency Mortgages with a market value of $842,011	$825,501	$825,501
Nomura Securities, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $517,516, collateralized by U.S. Government Agency Mortgages with a market value of $527,828	517,478	517,478

Total Repurchase Agreements		1,342,979

Total Investments
(Cost $8,259,946) (b) — 114.5%		8,186,420

Liabilities in excess of other assets — (14.5)%		(1,035,305)

NET ASSETS — 100.0%		$7,151,115

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
NVIT Core Bond Fund

	Principal
	Amount	Value
Corporate Bonds (37.2%)
Bank (1.9%)(a)
Bank of America Corp., 8.00%, 12/29/49	$500,000	$500,600
Diversified Financial Services (6.0%)
Covidien International Finance SA, 6.55%, 10/15/37(b)	500,000	511,020
Textron Financial Corp., 5.13%, 11/01/10	500,000	520,048
WMC Finance USA Ltd., 5.13%, 05/15/13	500,000	510,039

		1,541,107

Electric Utilities (6.0%)
Florida Power & Light Co., 4.85%, 02/01/13	500,000	520,514
Pacific Gas & Electric Co., 6.35%, 02/15/38	500,000	506,476
Public Service Co. of Colorado, 4.88%, 03/01/13	500,000	517,781

		1,544,771

Electronic Equipment & Instruments (1.9%)
General Electric Co., 5.25%, 12/06/17	500,000	499,310

Food Products (1.9%)
General Mills, Inc., 5.20%, 03/17/15	500,000	501,424

Insurance (2.0%)
Principal Life Income Funding Trusts, 5.30%, 12/14/12	500,000	512,165

Media (2.1%)
Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	500,000	555,416

Oil, Gas & Consumable Fuels (3.9%)
Energy Transfer Partners LP, 6.00%, 07/01/13	500,000	502,943
Kinder Morgan Energy Partners LP, 5.95%, 02/15/18	500,000	495,181

		998,124

Oilfield Machinery & Services (1.9%)
Weatherford International Ltd., 5.15%, 03/15/13	500,000	500,434

Other Financial (2.0%)
HSBC Finance Corp., 6.38%, 10/15/11	500,000	513,953

Other Utility (1.9%)
Midamerican Energy Co., 5.30%, 03/15/18	500,000	499,602

Pharmaceutical (1.9%)
Amgen, Inc., 5.85%, 06/01/17	500,000	499,603

Telecommunications (3.8%)
AT&T, Inc., 4.95%, 01/15/13	500,000	501,694
Verizon Communications, Inc., 5.50%, 02/15/18	500,000	486,983

		988,677

Total Corporate Bonds		9,655,186

U.S. Government Sponsored & Agency Obligations (53.4%)
Federal Home Loan Mortgage Corp., 5.75%, 01/15/12	2,500,000	2,751,107
Federal National Mortgage Association, 3.25%, 04/09/13	2,500,000	2,496,938
U.S. Treasury Notes, 2.75%, 02/28/13	5,300,000	5,372,875
United States Treasury Note, 2.00%, 02/28/10	3,200,000	3,222,250

Total U.S. Government Sponsored & Agency Obligations		13,843,170

Repurchase Agreements (6.8%)
CS First Boston, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $1,076,983, collateralized by U.S. Government Agency Mortgages with a market value of $1,098,443	1,076,905	1,076,905
Nomura Securities, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $675,124, collateralized by U.S. Government Agency Mortgages with a market value of $688,577	675,075	675,075

Total Repurchase Agreements		1,751,980

Total Investments
(Cost $25,184,237) (c) — 97.4%		25,250,336

Other assets in excess of liabilities — 2.6%		680,257

NET ASSETS — 100.0%		$25,930,593

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2008. The maturity date represents the actual maturity date.

(b)	Illiquid security.

(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
Van Kampen NVIT Real Estate Fund

	Shares	Value
Common Stocks (93.8%)
Health Care Providers & Services (1.5%)
Assisted Living Concepts, Inc., Class A*	2,620	$15,432
Brookdale Senior Living, Inc.	1,110	26,529

		41,961

Hotels, Restaurants & Leisure (5.5%)
Starwood Hotels & Resorts Worldwide, Inc.	3,105	160,684

Real Estate Investment Trusts (REITs) (80.8%)
Acadia Realty Trust	1,215	29,342
AMB Property Corp.	1,440	78,365
AvalonBay Communities, Inc.	1,770	170,840
Boston Properties, Inc.	1,395	128,438
Brandywine Realty Trust	515	8,734
BRE Properties, Inc.	1,245	56,722
Camden Property Trust	825	41,415
DiamondRock Hospitality Co.	1,125	14,254
Douglas Emmett, Inc.	925	20,406
Duke Realty Corp.	1,275	29,083
Equity Lifestyle Properties, Inc.	555	27,400
Equity Residential	5,170	214,503
Essex Property Trust, Inc.	255	29,065
Federal Realty Investment Trust	835	65,088
General Growth Properties, Inc.	1,570	59,927
Healthcare Realty Trust, Inc.	2,295	60,014
Hersha Hospitality Trust	2,565	23,162
Highwoods Properties, Inc.	375	11,651
Host Hotels & Resorts, Inc.	10,090	160,633
Kilroy Realty Corp.	470	23,082
Liberty Property Trust	1,820	56,620
Macerich Co. (The)	1,275	89,594
Mack-Cali Realty Corp.	2,440	87,132
Parkway Properties, Inc.	240	8,870
Plum Creek Timber Co., Inc.	495	20,147
Post Properties, Inc.	1,125	43,447
Prologis	1,065	62,686
PS Business Parks, Inc.	165	8,564
Public Storage	555	49,184
Regency Centers Corp.	2,035	131,787
Senior Housing Properties Trust	1,445	34,246
Simon Property Group, Inc.	2,845	264,329
SL Green Realty Corp.	355	28,922
Sovran Self Storage, Inc.	675	28,829
Strategic Hotels & Resorts, Inc.	3,030	39,784
Taubman Centers, Inc.	375	19,538
Vornado Realty Trust	1,365	117,677

		2,343,480

Real Estate Management & Development (6.0%)
Brookfield Properties Corp.	6,525	125,998
Forest City Enterprises, Inc., Class A	1,330	48,944

		174,942

Total Common Stocks		2,721,067

	Shares or
	Principal
	Amount	Value
Repurchase Agreements (5.9%)
CS First Boston, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $105,686, collateralized by U.S. Government Agency Mortgages with a market value of $107,792	$105,678	$105,678
Nomura Securities, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $66,251, collateralized by U.S. Government Agency Mortgages with a market value of $67,571	66,246	66,246

Total Repurchase Agreements		171,924

Total Investments
(Cost $3,000,239) (a) — 99.7%		2,892,991

Other assets in excess of liabilities — 0.3%		7,715

NET ASSETS — 100.0%		$2,900,706

*	Denotes a non-income producing security.

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
Lehman Brothers NVIT Core Plus Bond Fund

	Principal
	Amount	Value
Asset-Backed Securities (1.3%)(a)
Credit Card Receivables (1.3%)
Bank One Issuance Trust, 2.93%, 02/15/11	$35,000	$35,006
Citibank Credit Card Issuance Trust, 3.15%, 11/22/10	40,000	39,813

Total Asset-Backed Securities		74,819

Commercial Mortgage-Backed Securities (8.5%)
Banks (8.5%)
JP Morgan Chase Commercial Mortgage
Securities Corp.(a)
5.82%, 06/15/49	200,000	199,773
5.88%, 02/15/51	200,000	199,432
Wachovia Bank Commercial Mortgage Trust, 5.51%, 04/15/47	100,000	97,330
Total Commercial Mortgage-Backed Securities		496,535

Corporate Bonds (20.5%)
Automotive Manufacturer (0.4%)
Daimler Finance North America LLC, 4.88%, 06/15/10	25,000	25,151

Banks (3.6%)
Bank of America Corp., 5.75%, 12/01/17	25,000	25,871
Citigroup, Inc.
5.00%, 09/15/14	70,000	65,970
6.88%, 03/05/38	25,000	24,982
JP Morgan Chase & Co., 6.00%, 01/15/18	25,000	26,071
Wells Fargo & Co., 4.38%, 01/31/13	70,000	69,641

		212,535

Consumer Goods (0.5%)
Koninklijke Philips Electronics NV, 6.88%, 03/11/38	25,000	26,667

Diversified Financial Services (3.4%)
Goldman Sachs Group, Inc. (The), 6.75%, 10/01/37	75,000	69,775
Merrill Lynch & Co., Inc., 5.45%, 02/05/13	30,000	29,516
Morgan Stanley, 6.63%, 04/01/18	100,000	100,035

		199,326

Electric Utilities (1.3%)
Commonwealth Edison Co., 5.80%, 03/15/18	40,000	39,790
FirstEnergy Corp., 6.45%, 11/15/11	35,000	36,636

		76,426

Food Processor (0.4%)
Kraft Foods, Inc., 6.13%, 02/01/18	25,000	24,984

Leasing (0.7%)
International Lease Finance Corp., 5.63%, 09/15/10	40,000	40,317

Media (1.3%)
Comcast Corp., 6.30%, 11/15/17	25,000	25,303
Time Warner Cable, Inc., 5.40%, 07/02/12	50,000	49,127

		74,430

Oil, Gas & Consumable Fuels (1.0%)
Enterprise Products Operating LP, 6.30%, 09/15/17	25,000	25,122
Marathon Oil Corp., 6.60%, 10/01/37	35,000	34,775

		59,897

Oilfield Machinery & Services (0.4%)
Weatherford International Ltd., 6.00%, 03/15/18	25,000	25,130

Other Financial (4.1%)
American Express Co., 7.00%, 03/19/18	50,000	52,491
Continental Airlines, Inc., 5.98%, 04/19/22	75,000	66,819
Delta Air Lines, Inc., 7.57%, 11/18/10	40,000	39,875
General Electric Capital Corp., 5.88%, 01/14/38	50,000	48,193
HSBC Finance Corp., 4.13%, 11/16/09	30,000	29,537

		236,915

Pipelines (0.9%)
ONEOK Partners LP, 6.85%, 10/15/37	50,000	49,480

Specialty Retail (0.7%)
Wal-Mart Stores, Inc., 6.50%, 08/15/37	40,000	42,001

Telecommunications (1.8%)
New Cingular Wireless Services, Inc., 7.88%, 03/01/11	35,000	38,070
Qwest Corp., 8.88%, 03/15/12	30,000	30,600
Sprint Nextel Corp., 6.00%, 12/01/16	50,000	38,875

		107,545

Total Corporate Bonds		1,200,804

Collateralized Debt Obligation (4.0%)
Special Purpose Entity (4.0%)
CDX North America High Yield, 8.75%, 12/29/12	247,500	235,434

Interest Only Bond (1.8%)(a)
Freddie Mac, Pool #1K1238, 5.77%, 07/01/36	100,621	103,180

U.S. Government Mortgage-Backed Agencies (53.7%)
Federal National Mortgage Association
Pool #745826, 6.00%, 07/01/36	200,320	205,469
Pool #899528, 5.50%, 05/01/37	1,219,572	1,233,197
Pool #933409, 5.00%, 03/01/38	820,000	813,401
Federal National Mortgage Association TBA, 5.00%, 04/15/21	880,000	888,250

Total U.S. Government Mortgage-Backed Agencies		3,140,317

U.S. Government Sponsored & Agency Obligations (42.0%)
Federal Home Loan Bank, 2.11%, 05/30/08(b)	500,000	498,525
See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Lehman Brothers NVIT Core Plus Bond Fund

	Principal
	Amount	Value
U.S. Government Sponsored & Agency Obligations (continued)
Federal Home Loan Mortgage Corp., 6.08%, 05/30/08(b)	$1,000,000	$996,630
Federal National Mortgage Association(b)
10.10%, 04/21/08	400,000	399,600
2.08%, 05/30/08	216,000	215,274
United States Treasury Bond
8.13%, 08/15/19	80,000	111,444
6.00%, 02/15/26	195,000	236,194
Total U.S. Government Sponsored & Agency Obligations		2,457,667

Repurchase Agreements (31.4%)
CS First Boston, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $1,129,854, collateralized by U.S. Government Agency Mortgages with a market value of $1,152,367	1,129,772	1,129,772
Nomura Securities, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $708,267, collateralized by U.S. Government Agency Mortgages with a market value of $722,380	708,216	708,216

Total Repurchase Agreements		1,837,988

Total Investments
(Cost $9,552,143) (c) — 163.2%		9,546,744

Liabilities in excess of other assets — (63.2)%		(3,697,458)

NET ASSETS — 100.0%		$5,849,286

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2008. The maturity date represents the actual maturity date.

(b)	The rate reflected in the Statement of Investments is the effective yield as of March 31, 2008.

(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

LP	Limited Partnership

TBA	To Be Announced.
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
Neuberger Berman NVIT Multi Cap Opportunities Fund

	Shares	Value
Common Stocks (96.6%)
Aerospace & Defense (1.8%)
L-3 Communications Holdings, Inc.	160	$17,494

Automobiles (1.2%)
Harley-Davidson, Inc.	300	11,250

Beverages (1.4%)
Constellation Brands, Inc., A Shares*	800	14,136

Capital Markets (6.2%)
Goldman Sachs Group, Inc. (The)	100	16,539
Invesco Ltd.	400	9,744
Legg Mason, Inc.	150	8,397
Merrill Lynch & Co., Inc.	300	12,222
Morgan Stanley	300	13,710

		60,612

Construction & Engineering (4.0%)
Chicago Bridge & Iron Co. NV	600	23,544
KBR, Inc.	400	11,092
Shaw Group, Inc. (The)*	100	4,714

		39,350

Consumer Finance (1.5%)
American Express Co.	325	14,209
Diversified Financial Services (3.3%)
Citigroup, Inc.	700	14,994
Moody’s Corp.	500	17,415

		32,409

Electric Utility (2.1%)
FirstEnergy Corp.	300	20,586

Energy Equipment & Services (6.0%)
Halliburton Co.	400	15,732
National Oilwell Varco, Inc.*	400	23,352
Noble Corp.	400	19,868

		58,952

Food Products (1.5%)
ConAgra Foods, Inc.	600	14,370

Health Care Providers & Services (4.0%)
Aetna, Inc.	400	16,836
UnitedHealth Group, Inc.	400	13,744
WellPoint, Inc.*	200	8,826

		39,406

Independent Power Producers & Energy Traders (2.5%)
Constellation Energy Group, Inc.	100	8,827
NRG Energy, Inc.*	400	15,596

		24,423

Industrial Conglomerates (3.4%)
General Electric Co.	300	11,103
McDermott International, Inc.*	400	21,928

		33,031

Insurance (6.9%)
American International Group, Inc.	300	12,975
Assurant, Inc.	300	18,258
Berkshire Hathaway, Inc., Class B*	7	31,310
Hartford Financial Services Group, Inc.	60	4,546

		67,089

IT Services (2.1%)
Affiliated Computer Services, Inc., A Shares*	400	20,044

Machinery (2.7%)
Terex Corp.*	425	26,562

Marine (1.2%)
DryShips, Inc.	200	11,982

Media (1.5%)
McGraw-Hill Cos., Inc. (The)	400	14,780

Metals & Mining (9.3%)
Freeport-McMoRan Copper & Gold, Inc.	300	28,866
Sterlite Industries India Ltd. ADR - IN*	500	8,910
Teck Cominco Ltd., Class B	400	16,384
United States Steel Corp.	160	20,299
Xstrata PLC*	225	15,975

		90,434

Multiline Retail (3.2%)
JC Penney Co., Inc.	400	15,084
Macy’s, Inc.	700	16,142

		31,226

Oil, Gas & Consumable Fuels (15.9%)
Canadian Natural Resources Ltd.	300	20,478
Denbury Resources, Inc.*	450	12,848
EOG Resources, Inc.	100	12,000
Exxon Mobil Corp.	120	10,150
Frontline Ltd.	100	4,602
Peabody Energy Corp.	200	10,200
Petroleo Brasileiro SA ADR - BR	200	20,422
Ship Finance International Ltd.	300	7,884
Southwestern Energy Co.*	400	13,476
Suncor Energy, Inc.	200	19,270
Talisman Energy, Inc.	600	10,620
XTO Energy, Inc.	225	13,918

		155,868

Personal Products (1.8%)
NBTY, Inc.*	600	17,970

Pharmaceuticals (2.6%)
Schering-Plough Corp.	350	5,044
Shire PLC ADR - GB	350	20,286

		25,330

Real Estate Investment Trust (REIT) (0.6%)
Annaly Capital Management, Inc.	400	6,128

Semiconductors & Semiconductor Equipment (2.4%)
International Rectifier Corp.*	500	10,750
Texas Instruments, Inc.	450	12,722

		23,472

Software (4.7%)
Check Point Software Technologies*	400	8,960
Microsoft Corp.	600	17,028
Oracle Corp.*	600	11,736
Symantec Corp.*	500	8,310

		46,034

Specialty Retail (1.3%)
Best Buy Co., Inc.	300	12,438

Wireless Telecommunication Services (1.5%)
China Mobile Ltd. ADR - HK	200	15,002

Total Common Stocks		944,587

See accompanying notes to statements of investments

Statement of Investments (Continued)
March 31, 2008 (Unaudited)
Neuberger Berman NVIT Multi Cap Opportunities Fund

	Principal
	Amount	Value
Repurchase Agreements (5.5%)
CS First Boston, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $33,397, collateralized by U.S. Government Agency Mortgages with a market value of $34,062	$33,394	$33,394
Nomura Securities, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $20,935, collateralized by U.S. Government Agency Mortgages with a market value of $21,352	20,934	20,934

Total Repurchase Agreements		54,328

Total Investments
(Cost $1,020,715) (a) — 102.1%		998,915

Liabilities in excess of other assets — (2.1)%		(20,832)

NET ASSETS — 100.0%		$978,083

*	Denotes a non-income producing security.

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

BR	Brazil

GB	United Kingdom

HK	Hong Kong

IN	India
See accompanying notes to statements of investments

Statement of Investments
March 31, 2008 (Unaudited)
Neuberger Berman NVIT Socially Responsible Fund

	Shares	Value
Common Stocks (96.7%)
Auto Components (1.8%)
BorgWarner, Inc.	400	$17,212

Automobiles (2.0%)
Toyota Motor Corp. ADR - JP	195	19,674

Biotechnology (2.6%)
Genzyme Corp.*	280	20,871
Medarex, Inc.*	510	4,514

		25,385

Capital Markets (8.8%)
Bank of New York Mellon Corp.	765	31,923
Charles Schwab Corp. (The)	1,165	21,937
Merrill Lynch & Co., Inc.	320	13,037
State Street Corp.	240	18,960

		85,857

Commercial Services & Supplies (3.2%)
Manpower, Inc.	550	30,943

Consumer Finance (3.0%)
American Express Co.	675	29,511

Electronic Equipment & Instruments (7.5%)
Anixter International, Inc.*	595	38,104
National Instruments Corp.	1,320	34,505

		72,609

Energy Equipment & Services (2.6%)
Smith International, Inc.	395	25,371

Health Care Providers & Services (3.0%)
UnitedHealth Group, Inc.	860	29,550

Industrial Conglomerate (3.1%)
3M Co.	380	30,077

Insurance (5.3%)
Progressive Corp. (The)	1,125	18,079
Willis Group Holdings Ltd.	1,005	33,778

		51,857

IT Services (1.9%)
Euronet Worldwide, Inc.*	935	18,008

Life Sciences Tools & Services (1.0%)
Millipore Corp.*	145	9,774

Machinery (4.5%)
Danaher Corp.	570	43,337

Media (12.4%)
Comcast Corp., Special Class A	2,455	46,571
EW Scripps Co., Class A	1,085	45,581
Liberty Global, Inc., Class A*	840	28,627

		120,779

Multi-Utility (3.8%)
National Grid PLC ADR - GB	535	37,413

Oil, Gas & Consumable Fuels (8.1%)
BG Group PLC ADR - GB	200	23,140
BP PLC ADR GB	300	18,195
Cimarex Energy Co.	160	8,758
Newfield Exploration Co.*	535	28,275

		78,368

Pharmaceuticals (4.8%)
Novartis AG ADR - CH	535	27,408
Novo Nordisk AS, Class B	285	19,615

		47,023

Real Estate Investment Trusts (REITs) (4.7%)
General Growth Properties, Inc.	600	22,902
Weingarten Realty Investors	655	22,558

		45,460

Road & Rail (2.9%)
Canadian National Railway Co.	575	27,784

Semiconductors & Semiconductor Equipment (7.1%)
Altera Corp.	2,295	42,297
Texas Instruments, Inc.	945	26,715

		69,012

Software (2.6%)
Intuit, Inc.*	950	25,659

Total Common Stocks		940,663

	Principal
	Amount	Value
Repurchase Agreements (7.6%)
CS First Boston, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $45,603, collateralized by U.S. Government Agency Mortgages with a market value of $46,512	$45,600	$45,600
Nomura Securities, 2.60%, dated 03/31/08, due 04/01/08, repurchase price $28,587, collateralized by U.S. Government Agency Mortgages with a market value of $29,157	28,585	28,585

Total Repurchase Agreements		74,185

Total Investments
(Cost $1,042,718) (a) — 104.3%		1,014,848

Liabilities in excess of other assets — (4.3)%		(42,288)

NET ASSETS — 100.0%		$972,560

*	Denotes a non-income producing security.

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

CH	Switzerland

GB	United Kingdom

JP	Japan
See accompanying notes to statements of investments

Notes to Statement of Investments
As of March 31, 2008, the following Funds had securities with the following value on loan:

	Value of Loaned
Fund	Securities	Value of Collateral

NVIT Nationwide Fund	$32,095,455	$32,377,593
Nationwide NVIT Growth Fund	652,644	672,300
Nationwide NVIT Government Bond Fund*	171,199,980	175,254,697
Nationwide NVIT Mid Cap Growth Fund	9,930,385	10,165,705
NVIT S&P 500 Index Fund	25,988,757	26,563,139
Van Kampen NVIT Multi Sector Bond Fund**	16,892,932	17,245,704
Nationwide Multi-Manager NVIT Small Cap Growth Fund	13,325,063	13,529,776
NVIT Mid Cap Index Fund	90,173,283	91,494,684
Nationwide NVIT Global Technology and Communications Fund	2,180,666	2,298,668
Nationwide NVIT Global Health Sciences Fund	1,215,109	1,253,098
Gartmore NVIT Emerging Markets Fund	20,494,550	21,894,489
Gartmore NVIT International Growth Fund	552,494	600,000
NVIT International Value Fund	15,156,426	15,608,608

*	Includes $143,977,197 of collateral in the form of U.S. Government Securities, interest rates ranging from 5.00% to 7.50% and maturity dates ranging from 03/15/2016 to 04/01/2036.

**	Includes $15,748,197 of collateral in the form of U.S. Government Securities, interest rates ranging from 4.50% to 6.38% and maturity dates ranging from 08/15/2027 to 02/15/2036.
As of March 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation
Fund	Securities	Appreciation	Depreciation	(Depreciation)*
NVIT Nationwide Fund	$1,788,496,886	$27,465,798	$(106,879,191)	$(79,413,393)
Nationwide NVIT Growth Fund	176,110,514	3,823,072	(9,325,777)	(5,502,705)
Nationwide NVIT Government Bond Fund	1,389,000,898	51,412,006	(529,953)	50,882,053
Naitonwide Multi-Manager NVIT Small Company Fund	684,367,468	74,873,842	(84,365,689)	(9,491,847)
Nationwide NVIT Money Market Fund	2,538,398,489	—	—	—
Nationwide NVIT Money Market II Fund	307,511,288	—	—	—
J.P. Morgan NVIT Balanced Fund	182,627,488	7,844,620	(11,995,516)	(4,150,896)
Nationwide NVIT Mid Cap Growth Fund	409,990,096	40,335,739	(39,333,764)	1,001,975
Van Kampen NVIT Comstock Value Fund	411,391,692	12,010,169	(58,807,751)	(46,797,582)
Federated NVIT High Income Bond Fund	209,931,639	1,582,410	(19,762,292)	(18,179,882)
NVIT S&P 500 Index Fund	2,450,213,983	124,537,498	(319,820,286)	(195,282,788)
Van Kampen NVIT Multi Sector Bond Fund	273,122,583	13,169,713	(25,876,666)	(12,706,953)
Nationwide Multi-Manager NVIT Small Cap Value Fund	451,061,272	36,241,216	(81,960,204)	(45,718,988)
Nationwide Mulit-Manager NVIT Small Cap Growth Fund	114,638,887	18,659,435	(14,874,136)	3,785,299
Gartmore NVIT Worldwide Leaders Fund	43,052,878	2,709,057	(2,703,714)	5,343
NVIT Mid Cap Index Fund	1,342,707,165	139,824,520	(175,553,132)	(35,728,612)
Nationwide NVIT Global Technology and Communications Fund	51,500,699	1,168,922	(8,479,759)	(7,310,837)
Nationwide NVIT Global Health Sciences Fund	56,148,274	2,197,079	(6,705,179)	(4,508,100)
NVIT Nationwide Leaders Fund	23,498,685	302,999	(1,212,081)	(909,082)
Gartmore NVIT Emerging Markets Fund	361,587,757	84,788,966	(16,752,138)	68,036,828
Gartmore NVIT International Growth Fund	99,832,744	17,388,142	(5,046,587)	12,341,555
NVIT International Value Fund	404,815,194	4,707,306	(40,852,255)	(36,144,950)
Nationwide NVIT Investor Destinations Aggressive Fund	728,488,345	22,570,871	(61,321,657)	(38,750,786)
Nationwide NVIT Investor Destinations Moderately Aggressive Fund	2,245,893,951	53,714,681	(140,686,488)	(86,971,807)
Nationwide NVIT Investor Destinations Moderate Fund	2,930,300,876	58,681,784	(134,842,451)	(76,160,667)
Nationwide NVIT Investor Destinations Moderately Conservative Fund	810,692,187	12,201,479	(24,916,121)	(12,714,642)
Nationwide NVIT Investor Destinations Conservative Fund	343,348,274	3,401,540	(4,927,895)	(1,526,355)
Nationwide NVIT U.S. Growth Leaders Fund	57,845,920	947,790	(2,409,497)	(1,461,707)
Gartmore NVIT Global Utilities Fund	49,606,589	4,268,595	(1,943,806)	2,324,789
Nationwide NVIT Global Financial Services Fund	24,116,364	(68,529)	(2,397,978)	(2,466,508)
Gartmore NVIT Developing Markets Fund	343,010,759	39,594,205	(26,593,889)	13,000,316
American Funds NVIT Growth	193,054,838	—	(14,035,274)	(14,035,274)
American Funds NVIT Growth-Income	147,558,401	—	(12,909,290)	(12,909,290)
American Funds NVIT Global Growth	111,308,249	—	(2,867,832)	(2,867,832)
American Funds NVIT Asset Allocation	628,032,830	—	(44,487,954)	(44,487,954)
American Funds NVIT Bond	239,310,253	—	(7,287,511)	(7,287,511)
NVIT Bond Index	1,668,675,206	39,190,450	(14,442,423)	24,748,026
NVIT Enhanced Income	193,267,769	1,511,242	(164,412)	1,346,830
NVIT International Index	435,923,179	8,615,674	(32,468,580)	(23,852,906)
NVIT Small Cap Index	366,584,077	18,061,121	(77,092,254)	(59,031,133)
Nationwide NVIT Short Term Bond Fund	26,693,030	26,096	(26,244)	(147)
Nationwide NVIT Cardinal Aggressive Fund	1,000,000	1,016	(2,236)	(1,220)
Nationwide NVIT Cardinal Balanced Fund	1,000,000	2,255	(1,191)	1,064
Nationwide NVIT Cardinal Capital Appreciation Fund	1,000,000	1,768	(1,625)	143
Nationwide NVIT Cardinal Conservative Fund	1,000,000	2,844	(433)	2,411
Nationwide NVIT Cardinal Moderate Fund	1,000,000	1,978	(1,487)	491
Nationwide NVIT Cardinal Moderately Aggressive Fund	1,000,000	1,562	(1,767)	(205)
Nationwide NVIT Cardinal Moderately Conservative Fund	1,000,000	2,545	(866)	1,679
NVIT Multi-Manager International Growth Fund	4,497,779	76,702	(40,864)	35,838
NVIT Multi-Manager Large Cap Growth Fund	18,299,167	93,065	(322,607)	(229,542)
NVIT Multi-Manager Large Cap Value Fund	18,677,001	99,131	(477,922)	(378,791)
NVIT Multi-Manager Mid Cap Growth Fund	5,180,890	73,407	(157,956)	(84,549)
NVIT Multi-Manager Mid Cap Value Fund	8,259,986	42,372	(115,938)	(73,566)
NVIT Core Bond Fund	25,184,237	104,725	(38,626)	66,099
Van Kampen NVIT Real Estate Fund	3,000,239	6,221	(113,469)	(107,248)
Lehman Brothers NVIT Core Plus Bond Fund	9,552,451	7,605	(13,312)	(5,707)
Neuberger Berman NVIT Multi Cap Opportunities Fund	1,020,715	10,718	(32,518)	(21,800)
Neuberger Berman NVIT Socially Responsible Fund	1,042,718	2,997	(30,867)	(27,870)
				—

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.
Financial Accounting Standards No. 157
In September 2006, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.
One key component of the implementation of SFAS 157 included the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
•	Level 1 - quoted prices in active markets for identical assets.

•	Level 2 - other significant inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used to value the following Funds’ net assets as of March 31, 2008:

			Level 2 - Other Significant		Level 3 - Significant
	Level 1 - Quoted Prices		Observable Inputs		Unobservable Inputs		Total
	Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*

NVIT Nationwide Fund	$1,646,797,025	$—	$62,286,468	$—	$—	$—	$1,709,083,493	$—
Nationwide NVIT Growth Fund	169,797,889	—	809,920	—	—	—	170,607,809	—
Nationwide NVIT Government Bond Fund	—	—	1,439,882,951	—	—	—	1,439,882,951	—
Nationwide Multi-Manager NVIT Small Company Fund	553,230,111	—	120,610,087	—	1,035,423	—	674,875,621	—
Nationwide NVIT Money Market Fund	—	—	2,538,398,489	—		—	2,538,398,489	—
Nationwide NVIT Money Market II Fund	—	—	307,511,288	—		—	307,511,288	—
J.P. Morgan NVIT Balanced Fund	83,880,334	(490,641)	94,596,258	(4,580)		—	178,476,592	(495,221)
Nationwide NVIT Mid Cap Growth Fund	377,589,428	—	33,402,643	—		—	410,992,071	—
Van Kampen NVIT Comstock Value Fund	344,753,678	—	19,840,432	—		—	364,594,110	—
Federated NVIT High Income Bond Fund	79,496	—	191,672,260	—	2	—	191,751,757	—
NVIT S&P 500 Index Fund	2,166,140,638	1,043,773	87,746,784	—	—	—	2,253,887,422	1,043,773
Van Kampen NVIT Multi Sector Bond Fund	322	3,773,508	260,415,308	789,743	—	—	260,415,630	4,563,251
Nationwide Multi-Manager NVIT Small Cap Value Fund	403,871,869	(9,566)	1,479,981	—	—	—	405,351,850	(9,566)
Nationwide Multi-Manager NVIT Small Cap Growth Fund	99,861,589	—	18,562,597	—	—	—	118,424,186	—
Gartmore NVIT Worldwide Leaders Fund	18,819,493	—	24,238,727	—	—	—	43,058,221	—
NVIT Mid Cap Index Fund	1,176,697,968	863,707	129,416,878	—	—	—	1,306,114,846	863,707
Nationwide NVIT Global Technology and Communications Fund	38,606,986	—	5,582,876	—	—	—	44,189,862	—
Nationwide NVIT Global Health Sciences Fund	50,331,360	—	1,308,814	—	—	—	51,640,174	—
NVIT Nationwide Leaders Fund	22,515,850	—	73,753	—	—	—	22,589,603	—
Gartmore NVIT Emerging Markets Fund	98,096,077	—	331,528,507	—	—	—	429,624,585	—
Gartmore NVIT International Growth Fund	23,555,806	—	88,618,493	—	—	—	112,174,299	—
NVIT International Value Fund	17,242,292	44,870	351,427,952	(175,351)	—	—	368,670,244	(130,481)
Nationwide NVIT Investor Destinations Aggressive Fund	689,737,559	—		—	—	—	689,737,559	—
Nationwide NVIT Investor Destinations Moderately Aggressive Fund	2,156,769,685	—	2,152,459	—	—	—	2,158,922,144	—
Nationwide NVIT Investor Destinations Moderate Fund	2,853,629,052	—	511,157	—	—	—	2,854,140,209	—
Nationwide NVIT Investor Destinations Moderately Conservative Fund	796,637,253	—	1,340,292	—	—	—	797,977,545	—
Nationwide NVIT Investor Destinations Conservative Fund	340,805,687	—	1,016,232	—	—	—	341,821,919	—
Nationwide NVIT U.S. Growth Leaders Fund	56,384,213	—		—	—	—	56,384,213	—
Gartmore NVIT Global Utilities Fund	22,131,286	—	29,800,092	—	—	—	51,931,378	—
Nationwide NVIT Global Financial Services Fund	10,294,502	—	11,355,174	—	—	—	21,649,676	—
Gartmore NVIT Developing Markets Fund	80,337,911	—	275,673,164	—	—	—	356,011,075	—
American Funds NVIT Growth	179,019,564	—	—	—	—	—	179,019,564	—
American Funds NVIT Growth-Income	134,649,111	—	—	—	—	—	134,649,111	—
American Funds NVIT Global Growth	108,440,417	—	—	—	—	—	108,440,417	—
American Funds NVIT Asset Allocation	583,544,876	—	—	—	—	—	583,544,876	—
American Funds NVIT Bond	232,022,742	—	—	—	—	—	232,022,742	—
NVIT Bond Index	—	—	1,693,423,232	—	—	—	1,693,423,232	—
NVIT Enhanced Income	—	—	194,614,599	—	—	—	194,614,599	—
NVIT International Index	1,155,793	124,745	410,914,481	301,944	—	—	412,070,273	426,689
NVIT Small Cap Index	291,847,911	747,656	14,957,377	—	—	—	306,805,288	747,656
NVIT Short Term Bond Fund	26,692,883	—	—	—	—	—	26,692,883	—
NVIT Cardinal Aggressive Fund	998,780	—	—	—	—	—	998,780	—
NVIT Cardinal Balanced Fund	1,001,064	—	—	—	—	—	1,001,064	—
NVIT Cardinal Capital Appreciation Fund	1,000,143	—	—	—	—	—	1,000,143	—
NVIT Cardinal Conservative Fund	1,002,411	—	—	—	—	—	1,002,411	—
NVIT Cardinal Moderate Fund	1,000,491	—	—	—	—	—	1,000,491	—
NVIT Cardinal Moderately Aggressive Fund	999,795	—	—	—	—	—	999,795	—
NVIT Cardinal Moderately Conservative Fund	1,001,679	—	—	—	—	—	1,001,679	—
NVIT Multi-Manager International Growth Fund	741,990	—	3,791,627	—	—	—	4,533,617	—
NVIT Multi-Manager Large Cap Growth Fund	16,773,291	—	1,296,334	—	—	—	18,069,625	—
NVIT Multi-Manager Large Cap Value Fund	15,846,768	(877)	2,451,442	—	—	—	18,298,210	(877)
NVIT Multi-Manager Mid Cap Growth Fund	4,739,714	—	356,626	—	—	—	5,096,341	—
NVIT Multi-Manager Mid Cap Value Fund	6,792,111	—	1,394,308	—	—	—	8,186,420	—
NVIT Core Bond Fund		—	25,250,336	—	—	—	25,250,336	—
Van Kampen NVIT Real Estate Fund	2,721,067	—	171,924	—	—	—	2,892,991	—
Lehman Brothers NVIT Core Plus Bond Fund		—	9,546,744	—	—	—	9,546,744	—
Neuberger Berman NVIT Multi Cap Opportunities Fund	944,587	—	54,328	—	—	—	998,915	—
Neuberger Berman NVIT Socially Responsible Fund	897,908	—	116,940	—	—	—	1,014,848	—

Total	15,912,430,455	6,097,175	8,789,600,334	911,756	1,035,425	—	24,703,066,214	7,008,931

*	Other financial instruments are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, options, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Naitonwide Multi-Manager		Federated NVIT High
	NVIT Small Company Fund		Income
	Investments	Other Financial	Investments	Other Financial
	in Securities	Instruments*	in Securities	Instruments*

Balance as of 12/31/2007	$584,294	$—	$2	$—
Accrued Accretion / (Amortization)	—	—	—	—
Change in Unrealized Appreciation / (Depreciation)		—	—	—
Net Purchase / (Sales)	451,129	—	—	—
Transfers In / (Out) of Level 3		—	—	—

Balance as of 3/31/2008	$1,035,423	$—	$2	$—

Item 2. Controls and Procedures.
(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is: recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.
SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NATIONWIDE VARIABLE INSURANCE TRUST
By (Signature and Title)	/s/ JOSEPH FINELLI
	Name:	Joseph Finelli
	Title:	Treasurer & Principal Financial Officer
	Date:	May 28, 2008

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ STEPHEN T. GRUGEON
	Name:	Stephen T. Grugeon
	Title:	Principal Executive Officer
	Date:	May 28, 2008

By (Signature and Title)	/s/ JOSEPH FINELLI
	Name:	Joseph Finelli
	Title:	Treasurer & Principal Financial Officer
	Date:	May 28, 2008